UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PA 19428
   (Address of principal executive offices)                   (Zip code)
ERIC E. MILLER, ESQ.
1200 River Road
Suite 1000
Conshohocken PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: 12/31/2008
Date of reporting period: 9/30/2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

<EXPLANATORY NOTE>
The Registrant is filing this amendment to its Form N-Q prepared as of September 30, 2008, originally filed with the Securities and Exchange Commission on December 1, 2008 (Accession Number 0000893220-08-003121) to amend Item 1, “Schedule of Investments”. The purpose of the amendment is solely to include tables with information about futures, options and foreign currency positions of the Registrant, as well as to include securities lending information, as of September 30, 2008 because this information was inadvertently excluded in the Form N-Q filing. Other than the aforementioned additional information, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (98.8%)
Aerospace & Defense (1.8%)
AAR Corp. *	10,600	$175,854
Aerovironment, Inc. *	2,800	89,460
American Science & Engineering, Inc.	2,500	149,325
Argon ST, Inc. *	3,700	86,913
Ascent Solar Technologies, Inc. *	2,000	12,160
Axsys Technologies, Inc. *	2,400	141,456
Ceradyne, Inc. *	7,200	263,952
Cubic Corp.	4,000	98,360
Curtiss-Wright Corp.	12,200	554,490
Ducommun, Inc. *	2,900	69,252
Dyncorp International, Inc., Class A *	6,300	105,588
Esterline Technologies Corp. *	8,000	316,720
Gencorp, Inc. *	16,100	108,514
HEICO Corp.	6,100	200,202
Herley Industries, Inc. *	4,200	71,820
Hexcel Corp. *	26,200	358,678
Ladish Co., Inc. *	3,700	74,925
LMI Aerospace, Inc. *	2,700	54,297
Moog, Inc., Class A *	12,000	514,560
Orbital Sciences Corp. *	16,000	383,520
Stanley, Inc. *	2,200	81,202
Taser International, Inc. *	17,100	122,265
Teledyne Technologies, Inc. *	9,700	554,452
TransDigm Group, Inc. *	9,100	311,493
Triumph Group, Inc.	4,500	205,695

		5,105,153

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc. *	3,600	145,116
Dynamex, Inc. *	2,500	71,150
Forward Air Corp.	7,900	215,117
HUB Group, Inc., Class A *	10,100	380,265
Pacer International, Inc.	9,500	156,465
Park-Ohio Holdings Corp. *	2,300	41,147

		1,009,260

Airlines (0.5%)
AirTran Holdings, Inc. *	29,700	72,171
Alaska Air Group, Inc. *	9,800	199,822
Allegiant Travel Co. *	3,700	130,684
Hawaiian Holdings, Inc. *	10,800	100,224
JetBlue Airways Corp. *	47,000	232,650
Republic Airways Holdings, Inc. *	9,000	91,710
SkyWest, Inc.	15,900	254,082
UAL Corp.	34,300	301,497
US Airways Group, Inc. *	30,800	185,724

		1,568,564

Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	12,200	65,392
Amerigon, Inc. *	6,000	39,480
ArvinMeritor, Inc.	20,100	262,104
ATC Technology Corp. *	6,000	142,440
Cooper Tire & Rubber Co.	16,100	138,460
Dana Holding Corp. *	27,500	133,100
Dorman Products, Inc. *	2,800	35,084
Drew Industries, Inc. *	5,400	92,394
Exide Technologies *	21,100	155,718
Fuel Systems Solutions, Inc. *	3,300	113,685
Hayes Lemmerz International, Inc. *	28,600	78,078
Lear Corp. *	18,300	192,150
Modine Manufacturing Co.	8,900	128,872
Quantum Fuel Systems Technology *	21,800	28,122
Raser Technologies, Inc. *	12,300	104,550
Spartan Motors, Inc.	8,750	27,825
Stoneridge, Inc. *	4,000	45,000
Superior Industries International, Inc.	6,300	120,708
Tenneco, Inc. *	13,500	143,505
Visteon Corp. *	37,000	85,840
Wonder Auto Technology, Inc. *	4,800	30,768

		2,163,275

Automobiles (0.0%)
Fleetwood Enterprises, Inc. *	18,200	18,746
Winnebago Industries, Inc.	7,900	102,068

		120,814

Beverages (0.1%)
Boston Beer Co., Inc., Class A *	2,300	109,227
Coca-Cola Bottling Co. Consolidated	1,100	48,026
National Beverage Corp. *	1,440	12,773

		170,026

Biotechnology (4.1%)
Acadia Pharmaceuticals, Inc. *	8,300	22,244
Acorda Therapeutics, Inc. *	10,000	238,500
Affymax, Inc. *	3,300	65,505
Alexion Pharmaceuticals, Inc. *	21,000	825,300
Alkermes, Inc. *	26,100	347,130
Allos Therapeutics, Inc. *	14,700	108,927
Alnylam Pharmaceuticals, Inc. *	9,700	280,815
Amicus Therapeutics, Inc. *	1,400	21,168
Arena Pharmaceuticals, Inc. *	20,200	101,000
ARIAD, Inc. *	18,900	46,683
Arqule, Inc. *	11,200	36,064
Array BioPharma, Inc. *	13,200	101,376
AVANT Immunotherapeutics, Inc. *	4,100	47,683
Celera Corp. *	21,800	336,810
Cell Genesys, Inc. *	23,800	14,042
Cepheid, Inc. *	15,500	214,365
Cougar Biotechnology, Inc. *	4,100	136,899
Cubist Pharmaceuticals, Inc. *	15,400	342,342
CV Therapeutics, Inc. *	16,600	179,280
Cytokinetics, Inc. *	8,000	37,920
Cytori Therapeutics, Inc. *	5,400	28,512
Dendreon Corp. *	25,400	145,034
Dyax Corp. *	14,700	64,680
Emergent Biosolutions, Inc. *	3,700	48,433
Enzon Pharmaceuticals, Inc. *	12,200	90,036
Genomic Health, Inc. *	3,400	77,010
Geron Corp. *	22,000	86,900
GTx, Inc. *	4,700	89,394
Halozyme Therapeutics, Inc. *	17,200	126,248
Human Genome Sciences, Inc. *	37,000	234,950
Idenix Pharmaceuticals, Inc. *	7,100	51,333
Idera Pharmaceuticals, Inc. *	5,600	78,792
ImmunoGen, Inc. *	13,800	67,758
Immunomedics, Inc. *	16,400	29,192
Incyte Corp. *	20,400	156,060
Indevus Pharmaceuticals, Inc. *	18,400	61,640
InterMune, Inc. *	8,600	147,146
Isis Pharmaceuticals, Inc. *	24,600	415,494
Lexicon Pharmaceuticals, Inc. *	21,100	37,558
Ligand Pharmaceuticals, Inc., Class B *	22,500	66,375
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
MannKind Corp. *	13,900	$53,654
Marshall Edwards, Inc. *	3,900	8,385
Martek Biosciences Corp. *	9,000	282,780
Maxygen, Inc. *	6,500	27,495
Medarex, Inc. *	34,900	225,803
Metabolix, Inc. *	5,200	56,576
Molecular Insight Pharmaceuticals, Inc. *	5,700	43,776
Momenta Pharmaceuticals, Inc. *	6,300	82,593
Myriad Genetics, Inc. *	12,200	791,536
Nabi Biopharmaceuticals *	16,100	75,026
Nanosphere, Inc. *	3,200	27,296
Neurocrine Biosciences, Inc. *	10,500	49,245
Novavax, Inc. *	15,700	45,530
NPS Pharmaceuticals, Inc. *	12,900	92,106
Omrix Biopharmaceuticals, Inc. *	3,900	69,966
Onyx Pharmaceuticals, Inc. *	15,170	548,850
Opko Health, Inc. *	11,500	20,125
Orexigen Therapeutics, Inc. *	6,300	67,977
OSI Pharmaceuticals, Inc. *	15,600	768,924
Osiris Therapeutics, Inc. *	3,700	71,373
PDL BioPharma, Inc. *	32,600	303,506
Pharmasset, Inc. *	4,600	91,770
Progenics Pharmaceuticals, Inc. *	7,300	97,163
Protalix BioTherapeutics, Inc. *	3,060	6,824
Regeneron Pharmaceuticals, Inc. *	16,900	368,927
Repligen Corp. *	9,800	46,158
Rexahn Pharmaceuticals, Inc. *	7,300	9,417
Rigel Pharmaceuticals, Inc. *	10,000	233,500
Sangamo BioSciences, Inc. *	10,000	77,000
Savient Pharmaceuticals, Inc. *	14,800	220,668
Seattle Genetics, Inc. *	16,800	179,760
Synta Pharmaceuticals Corp. *	5,500	41,910
Targacept, Inc. *	4,700	27,307
Tercica, Inc. *	5,300	47,382
Theravance, Inc. *	14,800	184,408
United Therapeutics Corp. *	6,100	641,537
XOMA Ltd. *	36,100	75,810
Zymogenetics, Inc. *	10,300	68,598

		11,737,259

Building Products (0.6%)
AAON, Inc.	3,750	68,213
American Woodmark Corp.	3,100	69,595
Ameron International Corp.	2,500	179,125
Apogee Enterprises, Inc.	7,900	118,737
Builders FirstSource, Inc. *	4,400	26,356
China Architectural Engineering, Inc. *	5,900	41,831
Gibraltar Industries, Inc.	7,300	136,583
Griffon Corp. *	11,865	107,022
Insteel Industries, Inc.	4,800	65,232
NCI Building Systems, Inc. *	5,400	171,450
Quanex Building Products Corp.	10,500	160,020
Simpson Manufacturing Co., Inc.	10,200	276,318
Trex Co., Inc. *	4,100	74,251
Universal Forest Products, Inc.	4,500	157,095

		1,651,828

Capital Markets (1.8%)
Apollo Investment Corp.	38,800	661,540
Ares Capital Corp.	26,573	277,156
BGC Partners, Inc., Class A	7,900	33,891
BlackRock Kelso Capital Corp.	2,581	29,759
Broadpoint Securities Group, Inc. *	5,600	16,240
Calamos Asset Management, Inc., Class A	5,700	102,144
Capital Southwest Corp.	800	113,640
Cohen & Steers, Inc.	4,700	133,151
Diamond Hill Investment Group, Inc.	600	53,952
Epoch Holding Corp.	2,900	30,595
Evercore Partners, Inc., Class A	2,500	44,950
FBR Capital Markets Corp. *	6,700	43,416
FCStone Group, Inc. *	6,350	114,237
GAMCO Investors, Inc., Class A	2,100	124,530
GFI Group, Inc.	19,300	90,903
Gladstone Capital Corp.	5,700	86,868
Gladstone Investment Corp.	7,200	49,536
Greenhill & Co., Inc.	4,700	346,625
Harris & Harris Group, Inc. *	7,400	47,212
Hercules Technology Growth Capital, Inc.	8,400	81,480
International Assets Holding Corp. *	1,100	26,521
KBW, Inc. *	7,400	243,756
Knight Capital Group, Inc., Class A *	25,700	381,902
Kohlberg Capital Corp.	4,200	36,078
LaBranche & Co., Inc. *	14,500	65,250
Ladenburg Thalmann Financial Services, Inc. *	24,500	44,100
MCG Capital Corp.	19,200	50,304
MVC Capital, Inc.	6,400	97,600
NGP Capital Resources Co.	5,200	75,764
optionsXpress Holdings, Inc.	11,600	225,272
Patriot Capital Funding, Inc.	5,900	37,583
PennantPark Investment Corp.	5,900	43,719
Penson Worldwide, Inc. *	5,200	72,124
Piper Jaffray Cos. *	5,000	216,250
Prospect Capital Corp.	6,600	84,546
Pzena Investment Management, Inc., Class A	1,400	13,272
Riskmetrics Group, Inc. *	5,500	107,635
Sanders Morris Harris Group, Inc.	4,400	38,060
Stifel Financial Corp. *	6,450	321,855
SWS Group, Inc.	7,100	143,136
Thomas Weisel Partners Group, Inc. *	5,500	46,365
TradeStation Group, Inc. *	8,800	82,280
US Global Investors, Inc., Class A	3,400	34,170
Westwood Holdings Group, Inc.	1,400	66,360

		5,035,727

Chemicals (2.1%)
A. Schulman, Inc.	7,700	152,306
American Vanguard Corp.	4,600	69,368
Arch Chemicals, Inc.	6,800	240,040
Balchem Corp.	4,600	122,682
Calgon Carbon Corp. *	11,200	228,032
Ferro Corp.	11,900	239,190
Flotek Industries, Inc. *	6,200	68,200
GenTek, Inc. *	2,100	53,991
H.B. Fuller Co.	13,200	275,484
Hercules, Inc.	31,700	627,343
ICO, Inc. *	8,600	48,246
Innophos Holdings, Inc.	2,900	70,702
Innospec, Inc.	6,600	79,596
Koppers Holdings, Inc.	5,700	213,237
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Landec Corp. *	6,200	$50,778
LSB Industries, Inc. *	4,700	65,095
Minerals Technologies, Inc.	5,100	302,736
N.L. Industries, Inc.	1,900	19,513
NewMarket Corp.	3,700	194,472
O.M. Group, Inc. *	8,300	186,750
Olin Corp.	20,400	395,760
Penford Corp.	3,100	54,839
PolyOne Corp. *	25,400	163,830
Quaker Chemical Corp.	2,800	79,688
Rockwood Holdings, Inc. *	11,400	292,524
Sensient Technologies Corp.	13,100	368,503
ShengdaTech, Inc. *	7,600	53,200
Solutia, Inc. *	25,800	361,200
Spartech Corp.	8,300	82,170
Stepan Co.	1,700	92,769
W.R. Grace & Co. *	19,700	297,864
Westlake Chemical Corp.	5,200	109,356
Zep, Inc.	5,850	103,194
Zoltek Cos., Inc. *	7,500	128,325

		5,890,983

Commercial Banks (6.9%)
1st Source Corp.	3,600	84,600
Amcore Financial, Inc.	5,484	50,727
Ameris Bancorp	3,800	56,430
Ames National Corp.	1,700	44,115
Arrow Financial Corp.	3,000	88,230
Bancfirst Corp.	1,800	86,994
Banco Latinoamericano de Exportaciones SA	7,500	108,150
BancTrust Financial Group, Inc.	5,600	73,472
Bank of the Ozarks, Inc.	3,000	81,000
Banner Corp.	3,000	36,030
Boston Private Financial Holdings, Inc.	14,200	124,108
Bryn Mawr Bank Corp.	1,800	39,564
Camden National Corp.	2,500	87,375
Capital City Bank Group, Inc.	2,800	87,780
Capitol Bancorp Ltd.	4,000	77,960
Cardinal Financial Corp.	7,800	63,024
Cascade Bancorp	6,300	56,007
Cathay General Bancorp	13,500	321,300
Centerstate Banks of Florida, Inc.	2,400	42,888
Central Pacific Financial Corp.	7,800	131,118
Chemical Financial Corp.	6,500	202,410
Citizens & Northern Corp.	2,700	58,185
Citizens Republic Bancorp, Inc.	24,200	74,536
City Bank	3,700	57,720
City Holding Co.	4,400	185,900
CoBiz Financial, Inc.	4,700	56,447
Colonial BancGroup, Inc. (The)	55,100	433,086
Columbia Banking System, Inc.	4,900	86,877
Community Bank System, Inc.	8,200	206,230
Community Trust Bancorp, Inc.	4,200	144,480
CVB Financial Corp.	18,100	251,590
East West Bancorp, Inc.	17,300	237,010
Enterprise Financial Services Corp.	2,500	56,400
Farmers Capital Bank Corp.	2,100	56,742
Financial Institutions, Inc.	3,000	60,030
First Bancorp North Carolina	3,300	56,430
First Bancorp Puerto Rico	19,400	214,564
First Bancorp, Inc.	2,200	43,120
First Busey Corp.	6,900	126,477
First Commonwealth Financial Corp.	20,000	269,400
First Community Bancshares, Inc.	2,400	90,048
First Financial Bancorp	11,200	163,520
First Financial Bankshares, Inc.	5,700	295,716
First Financial Corp.	3,200	150,336
First Merchants Corp.	5,000	114,000
First Midwest Bancorp, Inc.	13,300	322,392
First South Bancorp, Inc.	1,700	29,359
FirstMerit Corp.	22,100	464,100
FNB Corp.	23,470	375,051
Frontier Financial Corp.	12,800	171,904
Glacier Bancorp, Inc.	14,700	364,119
Green Bankshares, Inc.	3,400	79,934
Guaranty Bancorp *	13,100	79,910
Hancock Holding Co.	7,000	357,000
Hanmi Financial Corp.	10,200	51,510
Harleysville National Corp.	8,900	151,122
Heartland Financial USA, Inc.	3,100	77,686
Heritage Commerce Corp.	3,600	54,792
Home Bancshares, Inc.	3,124	80,818
IBERIABANK Corp.	3,800	200,830
Independent Bank Corp.	4,400	137,148
Integra Bank Corp.	5,800	46,284
International Bancshares Corp.	13,950	376,650
Investors Bancorp, Inc. *	12,443	187,267
Lakeland Bancorp, Inc.	4,595	53,716
Lakeland Financial Corp.	3,400	74,664
MainSource Financial Group, Inc.	4,500	88,200
MB Financial, Inc.	9,900	327,393
Midwest Banc Holdings, Inc.	6,300	25,200
Nara Bancorp, Inc.	6,200	69,440
National Penn Bancshares, Inc.	21,700	316,820
NBT Bancorp, Inc.	8,500	254,320
Northfield Bancorp, Inc. *	4,400	53,284
Old National Bancorp	18,100	362,362
Old Second Bancorp, Inc.	3,779	69,987
Oriental Financial Group	6,600	117,876
Pacific Capital Bancorp	12,599	256,390
Pacific Continental Corp.	3,600	52,704
PacWest Bancorp	6,700	191,553
Park National Corp.	3,100	241,800
Peapack-Gladstone Financial Corp.	2,200	73,700
Pennsylvania Commerce Bancorp, Inc. *	1,800	53,658
Peoples Bancorp, Inc.	2,500	54,425
Pinnacle Financial Partners, Inc. *	6,400	197,120
PremierWest Bancorp	6,400	51,648
PrivateBancorp, Inc.	5,600	233,296
Prosperity Bancshares, Inc.	10,700	363,693
Provident Bankshares Corp.	9,100	88,361
Renasant Corp.	5,800	125,918
Republic Bancorp, Inc., Class A	2,200	66,704
S&T Bancorp, Inc.	6,500	239,395
S.Y. Bancorp, Inc.	4,228	129,461
Sandy Spring Bancorp, Inc.	4,500	99,450
Santander BanCorp	400	4,320
SCBT Financial Corp.	2,400	90,240
Seacoast Banking Corp. of Florida	4,500	48,285
Shore Bancshares, Inc.	2,700	69,390
Sierra Bancorp	2,100	43,806
Signature Bank *	8,100	282,528
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Simmons First National Corp., Class A	3,900	$138,840
Smithtown Bancorp, Inc.	3,200	72,000
South Financial Group, Inc. (The)	20,600	150,998
Southside Bancshares, Inc.	3,342	84,218
Southwest Bancorp, Inc.	4,100	72,447
State Bancorp, Inc.	4,600	68,540
StellarOne Corp.	6,900	142,623
Sterling Bancorp	4,900	70,854
Sterling Bancshares, Inc.	20,000	209,000
Sterling Financial Corp.	13,500	195,750
Suffolk Bancorp	2,900	114,289
Sun Bancorp, Inc. *	3,455	46,815
Susquehanna Bancshares, Inc.	23,487	458,466
SVB Financial Group *	8,100	469,152
Texas Capital Bancshares, Inc. *	6,800	141,168
Tompkins Financial Corp.	1,700	85,850
TowneBank	5,700	125,400
Trico Bancshares	3,400	73,202
Trustmark Corp.	13,500	279,990
UCBH Holdings, Inc.	29,300	187,813
UMB Financial Corp.	8,500	446,420
Umpqua Holdings Corp.	16,400	241,244
Union Bankshares Corp.	3,200	76,800
United Bankshares, Inc.	10,300	360,500
United Community Banks, Inc.	11,085	146,983
United Security Bancshares	2,400	39,264
Univest Corp. of Pennsylvania	3,200	118,400
W Holding Co., Inc.	31,600	17,064
Washington Trust Bancorp, Inc.	3,200	85,120
WesBanco, Inc.	7,700	204,974
West Bancorp, Inc.	5,600	72,968
West Coast Bancorp	4,300	63,038
Westamerica Bancorp	7,900	454,487
Western Alliance Bancorp *	4,600	71,116
Wilshire Bancorp, Inc.	5,000	60,850
Wintrust Financial Corp.	6,100	179,035
Yadkin Valley Financial Corp.	3,800	64,448

		19,801,235

Commercial Services & Supplies (4.5%)
ABM Industries, Inc.	11,900	259,896
ACCO Brands Corp. *	14,200	107,068
Administaff, Inc.	5,900	160,598
Advisory Board Co. (The) *	4,700	141,752
American Ecology Corp.	4,400	121,748
American Reprographics Co. *	10,100	174,225
AMREP Corp. *	300	12,723
Bowne & Co., Inc.	7,600	87,780
Casella Waste Systems, Inc., Class A *	6,400	75,136
CBIZ, Inc. *	12,700	107,442
CDI Corp.	3,600	80,388
Cenveo, Inc. *	14,300	109,967
China Direct, Inc. *	1,900	8,018
Clean Harbors, Inc. *	5,400	364,770
Comfort Systems U.S.A., Inc.	11,000	146,960
COMSYS IT Partners, Inc. *	4,100	39,852
Consolidated Graphics, Inc. *	2,900	87,957
Cornell Cos., Inc. *	3,000	81,540
CoStar Group, Inc. *	5,300	240,567
Courier Corp.	2,800	57,008
CRA International, Inc. *	3,000	82,440
Deluxe Corp.	14,100	202,899
Duff & Phelps Corp., Class A *	2,500	52,575
EnergySolutions, Inc.	9,100	91,000
EnerNOC, Inc. *	3,000	31,020
Ennis, Inc.	6,800	105,128
Exponent, Inc. *	4,000	132,360
First Advantage Corp., Class A *	3,300	46,365
Fuel Tech, Inc. *	5,000	90,450
G & K Services, Inc., Class A	5,600	185,080
Geo Group, Inc. (The) *	13,900	280,919
GeoEye, Inc. *	4,600	101,798
Healthcare Services Group	11,750	214,908
Heidrick & Struggles International, Inc.	4,700	141,705
Herman Miller, Inc.	15,300	374,391
Hill International, Inc. *	6,400	88,640
HNI Corp.	12,100	306,614
Hudson Highland Group, Inc. *	7,100	49,345
Huron Consulting Group, Inc. *	5,700	324,786
ICF International, Inc. *	1,800	35,550
ICT Group, Inc. *	1,600	12,880
IKON Office Solutions, Inc.	22,700	386,127
Innerworkings, Inc. *	9,400	104,246
Interface, Inc., Class A	15,100	171,687
Kelly Services, Inc., Class A	7,300	139,065
Kforce, Inc. *	8,700	88,827
Kimball International, Inc., Class B	9,800	105,840
Knoll, Inc.	13,200	199,584
Korn/Ferry International *	12,700	226,314
Layne Christensen Co. *	5,200	184,236
Learning Tree International, Inc. *	2,800	34,860
LECG Corp. *	7,000	56,490
M & F Worldwide Corp. *	3,400	136,000
McGrath Rentcorp	6,700	193,094
Metalico, Inc. *	6,600	38,940
Mine Safety Appliances Co.	8,500	324,020
Mobile Mini, Inc. *	9,500	183,635
MPS Group, Inc. *	25,800	260,064
Multi-Color Corp.	2,500	59,725
Navigant Consulting, Inc. *	13,200	262,548
Odyssey Marine Exploration, Inc. *	11,700	53,118
On Assignment, Inc. *	9,700	76,436
PeopleSupport, Inc. *	6,000	70,140
PHH Corp. *	15,700	208,653
Pike Electric Corp. *	4,100	60,393
PRG-Schultz International, Inc. *	4,100	36,736
Protection One, Inc. *	600	5,286
Resources Connection, Inc. *	12,400	279,372
Rollins, Inc.	11,750	223,015
RSC Holdings, Inc. *	13,100	148,816
Schawk, Inc.	4,100	61,992
School Specialty, Inc. *	5,100	159,069
Spherion Corp. *	15,700	76,459
Standard Parking Corp. *	2,500	55,550
Standard Register Co. (The)	5,000	49,250
SYKES Enterprises, Inc. *	9,000	197,640
Team, Inc. *	5,000	180,600
TeleTech Holdings, Inc. *	11,100	138,084
TETRA Tech, Inc. *	16,100	387,366
TrueBlue, Inc. *	12,100	195,536
United Stationers, Inc. *	6,200	296,546
Viad Corp.	5,600	161,224
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Volt Information Sciences, Inc. *	3,500	$31,430
VSE Corp.	1,100	37,103
Waste Connections, Inc. *	18,100	620,830
Waste Services, Inc. *	5,500	40,755
Watson Wyatt Worldwide, Inc., Class A	11,700	581,841

		13,004,790

Communications Equipment (2.6%)
3Com Corp. *	110,000	256,300
Acme Packet, Inc. *	7,300	41,829
ADTRAN, Inc.	15,100	294,299
Airvana, Inc. *	6,200	36,518
Anaren, Inc. *	4,000	40,600
Arris Group, Inc. *	33,520	259,110
Aruba Networks, Inc. *	15,700	80,541
Avanex Corp. *	3,226	15,098
Avocent Corp. *	12,200	249,612
Bel Fuse, Inc., Class B	2,800	79,716
BigBand Networks, Inc. *	9,000	33,210
Black Box Corp.	4,800	165,744
Blue Coat Systems, Inc. *	9,000	127,710
Bookham, Inc. *	27,400	30,962
Cogo Group, Inc. *	7,000	36,890
Comtech Telecommunications Corp. *	6,600	324,984
DG FastChannel, Inc. *	4,000	87,680
Digi International, Inc. *	6,400	65,280
EMS Technologies, Inc. *	4,300	95,933
Emulex Corp. *	23,000	245,410
Extreme Networks, Inc. *	24,000	80,880
Finisar Corp. *	107,621	108,697
Foundry Networks, Inc. *	40,400	735,684
Globecomm Systems, Inc. *	5,500	48,070
Harmonic, Inc. *	25,700	217,165
Harris Stratex Networks, Inc., Class A *	6,300	49,203
Hughes Communications, Inc. *	1,800	66,060
Infinera Corp. *	25,900	247,604
InterDigital, Inc. *	12,400	298,220
Ixia *	10,900	80,333
Loral Space & Communications, Inc. *	2,700	39,879
MRV Communications, Inc. *	42,200	49,374
Netgear, Inc. *	9,700	145,500
Neutral Tandem, Inc. *	4,500	83,430
Nextwave Wireless, Inc. *	14,800	8,880
Oplink Communications, Inc. *	5,900	71,213
Opnext, Inc. *	3,800	17,442
Orbcomm, Inc. *	7,300	35,989
ParkerVision, Inc. *	7,000	70,000
PC-Tel, Inc.	5,200	48,464
Plantronics, Inc.	13,400	301,768
Polycom, Inc. *	23,900	552,807
Powerwave Technologies, Inc. *	35,900	142,164
Riverbed Technology, Inc. *	15,200	190,304
Seachange International, Inc. *	8,300	80,178
ShoreTel, Inc. *	13,300	76,342
Sonus Networks, Inc. *	58,700	169,056
Starent Networks Corp. *	8,200	106,108
Sycamore Networks, Inc. *	53,100	171,513
Symmetricom, Inc. *	13,000	64,610
Tekelec *	17,800	249,022
UTStarcom, Inc. *	32,200	108,514
ViaSat, Inc. *	7,400	174,492

		7,456,391

Computers & Peripherals (0.9%)
3PAR, Inc. *	8,300	53,535
Adaptec, Inc. *	33,000	108,240
Avid Technology, Inc. *	8,200	197,292
Compellent Technologies, Inc. *	4,400	54,560
Cray, Inc. *	9,300	48,174
Data Domain, Inc. *	9,000	200,430
Electronics for Imaging, Inc. *	14,500	201,985
Hutchinson Technology, Inc. *	6,400	74,112
Hypercom Corp. *	15,100	60,400
Immersion Corp. *	8,300	48,306
Intermec, Inc. *	16,800	329,952
Intevac, Inc. *	5,900	62,776
Isilon Systems, Inc. *	8,100	35,721
Netezza Corp. *	10,800	114,588
Novatel Wireless, Inc. *	8,700	52,722
Palm, Inc. *	29,300	174,921
Presstek, Inc. *	8,700	49,068
Quantum Corp. *	52,100	56,268
Rackable Systems, Inc. *	8,100	79,461
Rimage Corp. *	2,700	37,692
STEC, Inc. *	8,400	64,680
Stratasys, Inc. *	5,600	97,832
Super Micro Computer, Inc. *	6,000	54,060
Synaptics, Inc. *	9,300	281,046

		2,537,821

Construction & Engineering (0.7%)
Dycom Industries, Inc. *	11,300	147,126
EMCOR Group, Inc. *	18,500	486,920
Furmanite Corp. *	9,900	103,059
Granite Construction, Inc.	9,000	322,380
Great Lakes Dredge & Dock Corp.	10,700	67,517
Insituform Technologies, Inc., Class A *	7,900	118,184
Integrated Electrical Services, Inc. *	2,500	43,900
MasTec, Inc. *	11,300	150,177
Michael Baker Corp. *	2,000	69,600
Northwest Pipe Co. *	2,500	109,050
Orion Marine Group, Inc. *	6,500	68,185
Perini Corp. *	13,400	345,586
Sterling Construction Co., Inc. *	3,100	50,220

		2,081,904

Construction Materials (0.2%)
Headwaters, Inc.	11,500	153,525
Texas Industries, Inc.	6,360	259,870
U.S. Concrete, Inc. *	10,500	46,935
United States Lime & Minerals, Inc. *	400	15,404

		475,734

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	12,500	37,375
Advanta Corp., Class B	10,350	85,181
Cardtronics, Inc. *	2,300	18,078
Cash America International, Inc.	7,900	284,716
CompuCredit Corp. *	5,600	21,952
Credit Acceptance Corp. *	1,300	22,100
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
Dollar Financial Corp. *	6,600	$101,574
EZCORP, Inc., Class A *	10,500	197,400
First Cash Financial Services, Inc. *	5,900	88,500
First Marblehead Corp. (The)	21,100	52,539
Nelnet, Inc., Class A	4,200	59,640
World Acceptance Corp. *	4,400	158,400

		1,127,455

Containers & Packaging (0.4%)
AEP Industries, Inc. *	1,500	30,000
Boise, Inc. *	10,100	15,756
BWAY Holding Co. *	1,800	21,114
Graphic Packaging Holding Co. *	39,600	99,000
Myers Industries, Inc.	8,000	100,880
Rock-Tenn Co., Class A	10,400	415,792
Silgan Holdings, Inc.	6,900	352,521

		1,035,063

Distributors (0.0%)
Audiovox Corp., Class A *	3,900	36,543
Core-Mark Holding Co., Inc. *	2,700	67,473

		104,016

Diversified Consumer Services (1.0%)
American Public Education, Inc. *	3,000	144,840
Capella Education Co. *	3,900	167,154
Coinstar, Inc. *	7,600	243,200
Corinthian Colleges, Inc. *	23,300	349,500
Jackson Hewitt Tax Service, Inc.	7,800	119,652
K12, Inc. *	1,400	37,100
Lincoln Educational Services Corp. *	400	5,292
Matthews International Corp., Class A	8,500	431,290
Pre-Paid Legal Services, Inc. *	2,400	99,024
Princeton Review, Inc. *	4,500	36,000
Regis Corp.	11,700	321,750
Sotheby’s	18,400	369,104
Steiner Leisure Ltd. *	4,400	151,272
Stewart Enterprises, Inc., Class A	22,800	179,208
thinkorswim Group, Inc. *	14,700	122,451
Universal Technical Institute, Inc. *	5,900	100,654

		2,877,491

Diversified Financial Services (0.4%)
Ampal American Israel, Class A *	3,800	11,742
Asset Acceptance Capital Corp. *	4,200	44,268
Compass Diversified Holdings	7,400	103,156
Encore Capital Group, Inc. *	3,900	53,430
Fifth Street Finance Corp.	1,700	17,085
Financial Federal Corp.	7,000	160,440
Interactive Brokers Group, Inc., Class A *	11,100	246,087
Life Partners Holdings, Inc.	1,600	57,552
MarketAxess Holdings, Inc. *	8,300	66,981
Medallion Financial Corp.	4,100	42,927
NewStar Financial, Inc. *	5,600	45,304
Pico Holdings, Inc. *	4,600	165,186
Portfolio Recovery Associates, Inc. *	4,100	199,383
Primus Guaranty Ltd. *	7,700	20,174
Resource America, Inc., Class A	3,600	34,200

		1,267,915

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems, Inc.	11,800	144,314
Atlantic Tele-Network, Inc.	2,400	67,200
Cbeyond, Inc. *	6,500	93,535
Cincinnati Bell, Inc. *	66,200	204,558
Cogent Communications Group, Inc. *	13,800	106,536
Consolidated Communications Holdings, Inc.	6,354	95,818
FairPoint Communications, Inc.	24,326	210,906
General Communication, Inc., Class A *	13,500	125,010
Global Crossing Ltd. *	7,600	115,216
Globalstar, Inc. *	13,600	23,120
Hungarian Telephone & Cable Corp. *	900	17,910
iBasis, Inc. *	6,800	23,732
IDT Corp., Class B *	12,900	9,545
Iowa Telecommunications Services, Inc.	8,700	162,516
NTELOS Holdings Corp.	8,200	220,498
PAETEC Holding Corp. *	34,500	74,175
Premiere Global Services, Inc. *	17,300	243,238
Shenandoah Telecommunications Co.	6,100	134,627
tw telecom, Inc. *	40,200	417,678
Vonage Holdings Corp. *	14,500	14,645

		2,504,777

Electric Utilities (1.4%)
Allete, Inc.	6,900	307,050
Central Vermont Public Service Corp.	2,900	67,976
Cleco Corp.	16,400	414,100
El Paso Electric Co. *	12,700	266,700
Empire District Electric Co. (The)	9,300	198,555
IDACORP, Inc.	12,100	351,989
ITC Holdings Corp.	13,500	698,895
MGE Energy, Inc.	6,200	220,410
Portland General Electric Co.	17,100	404,586
UIL Holdings Corp.	6,900	236,877
UniSource Energy Corp.	9,400	274,386
Westar Energy, Inc.	28,600	658,944

		4,100,468

Electrical Equipment (2.3%)
A.O. Smith Corp.	5,400	211,626
Acuity Brands, Inc.	11,100	463,536
Advanced Battery Technologies, Inc. *	12,000	38,760
Akeena Solar, Inc. *	5,700	21,603
American Superconductor Corp. *	11,500	271,055
AZZ, Inc. *	3,200	132,384
Baldor Electric Co.	12,600	363,006
Beacon Power Corp. *	24,100	34,945
Belden, Inc.	11,900	378,301
Brady Corp., Class A	13,713	483,795
Capstone Turbine Corp. *	39,700	51,213
China BAK Battery, Inc. *	8,900	32,040
Coleman Cable, Inc. *	2,200	22,066
Encore Wire Corp.	5,000	90,550
Ener1, Inc. *	9,700	75,757
Energy Conversion Devices, Inc. *	12,300	716,475
EnerSys *	7,500	147,825
Evergreen Solar, Inc. *	39,200	216,384
Franklin Electric Co., Inc.	6,200	276,210
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
FuelCell Energy, Inc. *	18,700	$112,761
Fushi Copperweld, Inc. *	3,900	37,791
GrafTech International Ltd. *	32,600	492,586
GT Solar International, Inc. *	7,200	78,120
Harbin Electric, Inc. *	1,600	18,960
II-VI, Inc. *	6,700	259,022
LaBarge, Inc. *	3,200	48,192
LSI Industries, Inc.	5,100	42,177
Medis Technologies Ltd. *	6,800	12,240
Microvision, Inc. *	17,700	34,338
Orion Energy Systems, Inc. *	2,500	14,025
Plug Power, Inc. *	24,800	24,552
Polypore International, Inc. *	4,000	86,040
Powell Industries, Inc. *	2,200	89,782
Power-One, Inc. *	21,100	30,595
PowerSecure International, Inc. *	5,500	33,330
Preformed Line Products Co.	800	46,672
Regal-Beloit Corp.	8,800	374,176
Ultralife Corp. *	4,000	31,000
Valence Technology, Inc. *	13,400	46,230
Vicor Corp.	4,200	37,296
Woodward Governor Co.	16,000	564,320

		6,541,736

Electronic Equipment & Instruments (2.2%)
Agilysys, Inc.	6,700	67,603
Anixter International, Inc. *	8,200	487,982
Benchmark Electronics, Inc. *	19,300	271,744
Brightpoint, Inc. *	14,100	101,520
Checkpoint Systems, Inc. *	10,800	203,256
China Security & Surveillance Technology, Inc. *	7,400	102,712
Cogent, Inc. *	11,600	118,552
Cognex Corp.	11,400	229,824
Coherent, Inc. *	6,600	234,630
Comverge, Inc. *	6,000	27,600
CPI International, Inc. *	2,000	28,960
CTS Corp.	9,500	121,410
Daktronics, Inc.	9,000	149,940
DTS, Inc. *	4,900	136,367
Echelon Corp. *	8,400	82,992
Electro Rent Corp.	6,100	81,923
Electro Scientific Industries, Inc. *	7,700	109,494
Elixir Gaming Technologies, Inc. *	22,600	7,458
FARO Technologies, Inc. *	4,500	91,665
Gerber Scientific, Inc. *	6,400	58,496
ICx Technologies, Inc. *	3,400	26,214
Insight Enterprises, Inc. *	13,300	178,353
IPG Photonics Corp. *	5,300	103,403
Kemet Corp. *	23,800	33,320
L-1 Identity Solutions, Inc. *	18,400	281,152
Littelfuse, Inc. *	5,900	175,407
Maxwell Technologies, Inc. *	5,000	66,700
Measurement Specialties, Inc. *	3,900	68,016
Mercury Computer Systems, Inc. *	6,200	55,180
Methode Electronics, Inc.	10,700	95,658
MTS Systems Corp.	4,800	202,080
Multi-Fineline Electronix, Inc. *	2,400	35,496
Newport Corp. *	9,800	105,644
OSI Systems, Inc. *	4,200	98,742
Park Electrochemical Corp.	5,800	140,592
PC Connection, Inc. *	1,700	11,373
PC Mall, Inc. *	3,500	23,905
Photon Dynamics, Inc. *	5,500	84,425
Plexus Corp. *	10,900	225,630
RadiSys Corp. *	6,100	52,460
Rofin-Sinar Technologies, Inc. *	8,100	247,941
Rogers Corp. *	5,200	192,296
Sanmina-SCI Corp. *	151,000	211,400
ScanSource, Inc. *	7,200	207,288
Smart Modular Technologies, Inc. *	12,400	37,200
SYNNEX Corp. *	4,800	107,232
Technitrol, Inc.	10,800	159,732
TTM Technologies, Inc. *	11,700	116,064
Universal Display Corp. *	7,400	81,104
Zygo Corp. *	4,300	54,094

		6,192,229

Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc. *	7,700	97,405
Basic Energy Services, Inc. *	11,300	240,690
Bolt Technology Corp. *	2,400	34,728
Bristow Group, Inc. *	6,500	219,960
Bronco Drilling Co., Inc. *	7,200	73,584
Cal Dive International, Inc. *	12,062	127,857
CARBO Ceramics, Inc.	5,600	289,016
Complete Production Services, Inc.	13,100	263,703
Dawson Geophysical Co. *	2,100	98,049
Dril-Quip, Inc. *	8,400	364,476
ENGlobal Corp. *	7,400	98,198
Geokinetics, Inc. *	1,600	30,400
Grey Wolf, Inc. *	50,600	393,668
Gulf Island Fabrication, Inc.	3,300	113,751
Gulfmark Offshore, Inc. *	6,000	269,280
Hornbeck Offshore Services, Inc. *	6,300	243,306
ION Geophysical Corp. *	23,100	327,789
Lufkin Industries, Inc.	4,000	317,400
Matrix Service Co. *	7,400	141,340
NATCO Group, Inc., Class A *	5,500	220,990
Natural Gas Services Group, Inc. *	3,300	57,651
Newpark Resources, Inc. *	25,400	185,420
OYO Geospace Corp. *	1,100	43,208
Parker Drilling Co. *	30,800	247,016
PHI, Inc. — Non Voting *	3,900	144,027
Pioneer Drilling Co. *	13,600	180,880
RPC, Inc.	7,900	111,074
SulphCo, Inc. *	11,600	23,316
Superior Well Services, Inc. *	4,500	113,895
T-3 Energy Services, Inc. *	3,400	126,208
Trico Marine Services, Inc. *	3,100	52,948
Union Drilling, Inc. *	3,800	40,242
Willbros Group, Inc. *	10,600	280,900

		5,572,375

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	4,900	172,578
Arden Group, Inc., Class A	200	29,124
Casey’s General Stores, Inc.	13,800	416,346
Great Atlantic & Pacific Tea Co. *	9,640	104,305
Ingles Markets, Inc., Class A	3,600	82,188
Longs Drug Stores Corp.	8,600	650,504
Nash Finch Co.	3,500	150,920
Pantry, Inc. (The) *	6,100	129,259
PriceSmart, Inc.	3,600	60,264
Ruddick Corp.	11,500	373,175
Spartan Stores, Inc.	6,000	149,280
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Susser Holdings Corp. *	2,700	$40,662
United Natural Foods, Inc. *	11,700	292,383
Village Super Market, Inc., Class A	900	42,903
Weis Markets, Inc.	3,100	111,631
Winn-Dixie Stores, Inc. *	14,800	205,720

		3,011,242

Food Products (1.7%)
AgFeed Industries, Inc. *	6,000	47,400
Alico, Inc.	1,000	47,430
American Dairy, Inc. *	2,000	20,260
B&G Foods, Inc., Class A	6,400	45,760
Cal-Maine Foods, Inc.	3,400	93,296
Calavo Growers, Inc.	3,300	41,118
Chiquita Brands International, Inc. *	11,800	186,558
Darling International, Inc. *	22,300	247,753
Diamond Foods, Inc.	4,400	123,332
Farmer Bros Co.	1,300	32,331
Flowers Foods, Inc.	21,150	620,964
Fresh Del Monte Produce, Inc. *	11,500	255,300
Green Mountain Coffee Roasters, Inc. *	4,700	184,898
Griffin Land & Nurseries, Inc.	800	29,664
Hain Celestial Group, Inc. *	11,100	305,583
HQ Sustainable Maritime Industries, Inc. *	2,200	11,132
Imperial Sugar Co.	3,300	44,682
J&J Snack Foods Corp.	3,900	132,249
Lancaster Colony Corp.	5,500	207,130
Lance, Inc.	7,400	167,906
Lifeway Foods, Inc. *	1,100	12,870
Omega Protein Corp. *	5,000	58,800
Pilgrim’s Pride Corp.	12,000	29,880
Ralcorp Holdings, Inc. *	15,300	1,031,373
Reddy Ice Holdings, Inc.	4,900	17,885
Sanderson Farms, Inc.	5,500	202,070
Smart Balance, Inc. *	17,100	112,176
Synutra International, Inc. *	2,800	56,364
Tootsie Roll Industries, Inc.	6,461	186,788
TreeHouse Foods, Inc. *	8,500	252,450
Zhongpin, Inc. *	5,600	59,528

		4,864,930

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc. *	5,900	116,230
ABIOMED, Inc. *	8,900	157,975
Accuray, Inc. *	9,900	79,893
Align Technology, Inc. *	17,500	189,525
Alphatec Holdings, Inc. *	6,300	28,980
American Medical Systems Holdings, Inc. *	19,900	353,424
Analogic Corp.	3,700	184,112
AngioDynamics, Inc. *	7,100	112,180
ArthroCare Corp. *	7,300	202,356
Atrion Corp.	400	41,212
Cantel Medical Corp. *	2,700	25,974
Cardiac Science Corp. *	5,100	52,836
Conceptus, Inc. *	8,200	135,956
CONMED Corp. *	7,800	249,600
CryoLife, Inc. *	7,600	99,712
Cyberonics, Inc. *	6,500	110,500
Cynosure, Inc., Class A *	2,300	41,262
Datascope Corp.	3,800	196,194
DexCom, Inc. *	7,000	43,330
ev3, Inc. *	19,580	196,583
Exactech, Inc. *	2,100	46,704
Greatbatch, Inc. *	6,200	152,148
Haemonetics Corp. *	7,000	432,040
Hansen Medical, Inc. *	4,700	63,168
I-Flow Corp. *	5,100	47,481
ICU Medical, Inc. *	3,000	91,230
Immucor, Inc. *	19,100	610,436
Insulet Corp. *	5,000	69,600
Integra LifeSciences Holdings Corp. *	4,900	215,747
Invacare Corp.	8,800	212,432
IRIS International, Inc. *	5,400	96,660
Kensey Nash Corp. *	1,600	50,336
Masimo Corp. *	12,600	468,720
Medical Action Industries, Inc. *	3,200	42,016
Mentor Corp.	9,200	219,512
Meridian Bioscience, Inc.	10,950	317,988
Merit Medical Systems, Inc. *	7,300	137,021
Micrus Endovascular Corp. *	4,200	58,590
Natus Medical, Inc. *	7,500	169,950
Neogen Corp. *	3,900	109,902
NuVasive, Inc. *	9,700	478,501
NxStage Medical, Inc. *	5,800	24,476
OraSure Technologies, Inc. *	13,300	65,436
Orthofix International NV *	4,700	87,561
Orthovita, Inc. *	17,200	44,720
Palomar Medical Technologies, Inc. *	5,000	67,300
Quidel Corp. *	7,700	126,357
RTI Biologics, Inc. *	15,700	146,795
Sirona Dental Systems, Inc. *	4,800	111,744
Somanetics Corp. *	3,300	72,171
SonoSite, Inc. *	4,600	144,440
Spectranetics Corp. *	8,600	39,818
Stereotaxis, Inc. *	7,400	44,770
STERIS Corp.	16,000	601,280
SurModics, Inc. *	4,200	132,258
Symmetry Medical, Inc. *	9,700	180,032
Synovis Life Technologies, Inc. *	3,400	63,988
Thoratec Corp. *	14,900	391,125
TomoTherapy, Inc. *	10,800	49,464
TranS1, Inc. *	3,800	37,582
Vision-Sciences, Inc. *	4,000	15,960
Vital Signs, Inc.	2,300	169,970
VNUS Medical Technologies, Inc. *	3,600	75,348
Volcano Corp. *	12,900	223,041
West Pharmaceutical Services, Inc.	8,800	429,616
Wright Medical Group, Inc. *	10,100	307,444
Zoll Medical Corp. *	5,700	186,504

		10,547,216

Health Care Providers & Services (3.2%)
Air Methods Corp. *	2,900	82,099
Alliance Imaging, Inc. *	7,000	71,890
Almost Family, Inc. *	1,600	63,280
Amedisys, Inc. *	7,200	350,424
AMERIGROUP Corp. *	14,600	368,650
AMN Healthcare Services, Inc. *	9,200	161,644
Amsurg Corp. *	8,600	219,042
Apria Healthcare Group, Inc. *	12,400	226,176
Assisted Living Concepts, Inc., Class A *	15,500	98,735
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
athenahealth, Inc. *	5,600	$186,312
Bio-Reference Labs, Inc. *	3,100	89,590
BMP Sunstone Corp. *	6,500	45,110
Capital Senior Living Corp. *	5,300	40,280
CardioNet, Inc. *	1,200	29,952
Centene Corp. *	11,900	244,069
Chemed Corp.	6,500	266,890
Chindex International, Inc. *	3,000	32,580
CorVel Corp. *	2,200	62,942
Cross Country Healthcare, Inc. *	8,900	144,981
Emergency Medical Services Corp., Class A *	2,300	68,724
Emeritus Corp. *	5,400	134,460
Ensign Group, Inc. (The)	2,800	47,852
Five Star Quality Care, Inc. *	9,900	37,125
Genoptix, Inc. *	2,300	75,141
Gentiva Health Services, Inc. *	6,900	185,886
Hanger Orthopedic Group, Inc. *	6,300	109,935
HealthExtras, Inc. *	9,000	235,080
HealthSouth Corp. *	24,000	442,320
HealthSpring, Inc. *	13,500	285,660
Healthways, Inc. *	9,600	154,848
HMS Holdings Corp. *	6,800	162,928
inVentiv Health, Inc. *	9,000	158,940
IPC The Hospitalist Co., Inc. *	1,300	33,410
Kindred Healthcare, Inc. *	7,600	209,532
Landauer, Inc.	2,500	181,875
LHC Group, Inc. *	4,000	113,920
Magellan Health Services, Inc. *	11,100	455,766
MedCath Corp. *	4,300	77,056
Molina Healthcare, Inc. *	4,000	124,000
MWI Veterinary Supply, Inc. *	2,800	110,012
National HealthCare Corp.	2,300	108,376
National Research Corp.	400	12,264
NightHawk Radiology Holdings, Inc. *	6,000	43,320
Odyssey HealthCare, Inc. *	8,900	90,335
Owens & Minor, Inc.	11,200	543,200
PharMerica Corp. *	8,332	187,387
Providence Service Corp. (The) *	3,300	32,340
PSS World Medical, Inc. *	16,900	329,550
Psychiatric Solutions, Inc. *	15,100	573,045
RadNet, Inc. *	6,800	27,268
RehabCare Group, Inc. *	4,900	88,690
Res-Care, Inc. *	6,800	123,352
Skilled Healthcare Group, Inc., Class A *	4,800	76,272
Sun Healthcare Group, Inc. *	11,700	171,522
Sunrise Senior Living, Inc. *	12,300	169,617
Triple-S Management Corp., Class B *	4,100	66,789
U.S. Physical Therapy, Inc. *	3,200	55,552
Universal American Corp. *	11,500	140,185
Virtual Radiologic Corp. *	1,200	9,792

		9,037,972

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.	15,600	194,064
Computer Programs & Systems, Inc.	2,500	72,375
Eclipsys Corp. *	14,800	310,060
MedAssets, Inc. *	4,500	77,400
Omnicell, Inc. *	8,500	111,775
Phase Forward, Inc. *	11,700	244,647
Vital Images, Inc. *	4,300	64,500

		1,074,821

Hotels, Restaurants & Leisure (2.3%)
AFC Enterprises *	6,900	50,094
Ambassadors Group, Inc.	5,800	92,278
Ameristar Casinos, Inc.	6,700	95,073
Bally Technologies, Inc. *	14,900	451,172
BJ’s Restaurants, Inc. *	4,800	57,312
Bluegreen Corp. *	3,600	24,876
Bob Evans Farms, Inc.	8,500	231,965
Buffalo Wild Wings, Inc. *	4,700	189,128
California Pizza Kitchen, Inc. *	5,700	73,359
CBRL Group, Inc.	5,700	149,910
CEC Entertainment, Inc. *	5,500	182,600
Cheesecake Factory (The) *	17,900	261,698
Churchill Downs, Inc.	2,500	122,450
CKE Restaurants, Inc.	14,300	151,580
Denny’s Corp. *	26,900	69,402
DineEquity, Inc.	4,800	80,928
Domino’s Pizza, Inc. *	10,700	129,898
Dover Downs Gaming & Entertainment, Inc.	3,900	30,342
Dover Motorsports, Inc.	5,400	29,430
Einstein Noah Restaurant Group, Inc. *	1,000	10,080
Gaylord Entertainment Co. *	11,200	328,944
Great Wolf Resorts, Inc. *	7,600	27,816
Isle of Capri Casinos, Inc. *	4,300	38,786
Jack in the Box, Inc. *	16,040	338,444
Krispy Kreme Doughnuts, Inc. *	17,500	57,750
Landry’s Restaurants, Inc.	3,600	55,980
Life Time Fitness, Inc. *	9,500	297,065
Lodgian, Inc. *	4,300	33,540
Luby’s, Inc. *	6,800	54,672
Marcus Corp.	5,300	85,224
Monarch Casino & Resort, Inc. *	2,900	33,031
Morgans Hotel Group Co. *	7,400	80,734
O’Charleys, Inc.	5,500	48,125
P.F. Chang’s China Bistro, Inc. *	6,200	145,948
Papa John’s International, Inc. *	6,000	162,960
Peet’s Coffee & Tea, Inc. *	3,800	106,096
Pinnacle Entertainment, Inc. *	17,000	128,520
Red Robin Gourmet Burgers, Inc. *	4,300	115,240
Rick’s Cabaret International, Inc. *	1,800	17,676
Riviera Holdings Corp. *	2,400	17,640
Ruby Tuesday, Inc.	14,100	81,639
Ruth’s Hospitality Group, Inc. *	4,700	18,471
Shuffle Master, Inc. *	13,000	66,170
Six Flags, Inc. *	20,700	14,283
Sonic Corp. *	16,400	238,948
Speedway Motorsports, Inc.	3,200	62,336
Steak N Shake Co. (The) *	6,700	58,156
Texas Roadhouse, Inc., Class A *	14,300	128,557
Town Sports International Holdings, Inc. *	4,500	27,450
Vail Resorts, Inc. *	8,500	297,075
Wendy’s/Arby’s Group, Inc., Class A	110,549	581,488
WMS Industries, Inc. *	11,950	365,311

		6,597,650

Household Durables (1.2%)
American Greetings Corp., Class A	13,300	203,357
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Avatar Holdings, Inc. *	1,700	$56,100
Beazer Homes U.S.A, Inc. *	10,700	63,986
Blyth, Inc.	6,700	75,978
Brookfield Homes Corp.	2,600	37,336
Cavco Industries, Inc. *	1,800	65,070
Champion Enterprises, Inc. *	21,200	117,660
CSS Industries, Inc.	2,200	56,628
Ethan Allen Interiors, Inc.	6,400	179,328
Furniture Brands International, Inc.	11,300	118,876
Helen of Troy Ltd. *	8,200	186,714
Hooker Furniture Corp.	2,500	44,375
Hovnanian Enterprises, Inc., Class A *	12,700	101,473
iRobot Corp. *	5,500	81,510
La-Z-Boy, Inc.	13,200	123,024
Libbey, Inc.	4,100	34,891
M/I Homes, Inc.	3,800	86,564
Meritage Homes Corp. *	8,400	207,480
National Presto Industries, Inc.	1,300	96,850
Palm Harbor Homes, Inc. *	2,800	27,748
Russ Berrie & Co., Inc. *	3,700	28,379
Ryland Group, Inc.	11,500	304,980
Sealy Corp.	11,000	71,060
Skyline Corp.	1,700	44,931
Standard Pacific Corp. *	33,900	166,449
Tempur-Pedic International, Inc.	20,400	239,904
Tupperware Brands Corp.	16,900	466,947
Universal Electronics, Inc. *	3,900	97,422

		3,385,020

Household Products (0.1%)
Central Garden & Pet Co., Class A *	18,200	108,290
Spectrum Brands, Inc. *	11,100	15,429
WD-40 Co.	4,800	172,464

		296,183

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	4,900	178,017
Synthesis Energy Systems, Inc. *	6,000	29,100
U.S. Geothermal, Inc. *	16,300	29,014

		236,131

Industrial Conglomerates (0.3%)
Otter Tail Corp.	9,200	282,716
Raven Industries, Inc.	4,400	173,140
Seaboard Corp.	84	105,588
Standex International Corp.	3,400	94,350
Tredegar Corp.	6,800	120,972
United Capital Corp. *	400	10,596

		787,362

Information Technology Services (1.8%)
Acxiom Corp.	17,000	213,180
BearingPoint, Inc. *	59,300	30,836
CACI International, Inc., Class A *	8,200	410,820
Cass Information Systems, Inc.	1,560	55,926
China Information Security Technology, Inc. *	5,900	27,730
CIBER, Inc. *	15,200	106,248
CSG Systems International, Inc. *	9,300	163,029
CyberSource Corp. *	18,824	303,255
Euronet Worldwide, Inc. *	13,050	218,326
ExlService Holdings, Inc. *	4,300	37,754
Forrester Research, Inc. *	4,100	120,212
Gartner, Inc. *	16,200	367,416
Gevity HR, Inc.	6,400	46,592
Global Cash Access Holdings, Inc. *	11,300	57,178
Hackett Group, Inc. *	12,500	68,000
Heartland Payment Systems, Inc.	6,700	171,252
iGate Corp. *	5,200	45,084
infoGROUP, Inc.	9,100	60,151
Integral Systems, Inc. *	4,122	85,614
Mantech International Corp., Class A *	5,600	332,024
MAXIMUS, Inc.	5,100	187,884
NCI, Inc., Class A *	1,800	51,264
Ness Technologies, Inc. *	11,700	134,199
Online Resources Corp. *	8,000	62,160
Perot Systems Corp., Class A *	23,600	409,460
RightNow Technologies, Inc. *	7,600	95,532
Safeguard Scientifics, Inc. *	27,400	34,250
Sapient Corp. *	24,000	178,320
SI International, Inc. *	3,600	108,180
SRA International, Inc., Class A *	11,600	262,508
Syntel, Inc.	3,400	83,300
TNS, Inc. *	6,700	129,779
VeriFone Holdings, Inc. *	18,700	309,298
Virtusa Corp. *	3,000	19,530
Wright Express Corp. *	10,500	310,380

		5,296,671

Insurance (3.9%)
AMBAC Financial Group, Inc.	78,200	182,206
AmCOMP, Inc. *	3,500	40,600
American Equity Investment Life Holding Co.	15,700	117,750
American Physicians Capital, Inc.	2,300	97,359
American Safety Insurance Holdings Ltd. *	3,400	51,374
Amerisafe, Inc. *	5,100	92,820
Amtrust Financial Services, Inc.	4,800	65,232
Argo Group International Holdings Ltd. *	8,709	320,927
Aspen Insurance Holdings Ltd.	23,600	649,000
Assured Guaranty Ltd.	15,200	247,152
Baldwin & Lyons, Inc., Class B	2,000	47,940
CastlePoint Holdings Ltd.	10,200	113,526
Citizens, Inc. *	10,000	82,200
CNA Surety Corp. *	3,900	65,130
Crawford & Co., Class B *	6,600	103,290
Darwin Professional Underwriters, Inc. *	1,700	52,887
Delphi Financial Group, Inc., Class A	11,300	316,852
Donegal Group, Inc., Class A	2,700	48,951
eHealth, Inc. *	7,300	116,800
EMC Insurance Group, Inc.	1,700	50,116
Employers Holdings, Inc.	13,500	234,630
Enstar Group Ltd. *	1,500	146,040
FBL Financial Group, Inc., Class A	3,300	92,037
First Acceptance Corp. *	2,400	8,160
First Mercury Financial Corp. *	3,600	51,300
Flagstone Reinsurance Holdings Ltd.	8,200	84,214
FPIC Insurance Group, Inc. *	2,300	118,197
Greenlight Capital Re Ltd., Class A *	8,500	195,415
Hallmark Financial Services *	600	5,454
Harleysville Group, Inc.	4,000	151,200
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Hilb, Rogal & Hobbs Co.	8,700	$406,638
Hilltop Holdings, Inc. *	12,700	131,064
Horace Mann Educators Corp.	11,500	148,005
Independence Holding Co.	1,000	11,550
Infinity Property & Casualty Corp.	4,200	173,040
IPC Holdings Ltd.	13,700	413,877
Kansas City Life Insurance Co.	1,000	46,000
LandAmerica Financial Group, Inc.	3,800	92,150
Maiden Holdings Ltd.	13,400	58,290
Max Capital Group Ltd.	15,400	357,742
Meadowbrook Insurance Group, Inc.	14,142	99,842
Montpelier Re Holdings Ltd.	25,500	421,005
National Financial Partners Corp.	11,400	171,000
National Interstate Corp.	1,700	40,851
National Western Life Insurance Co., Class A	569	137,738
Navigators Group, Inc. *	3,600	208,800
NYMAGIC, Inc.	1,200	30,300
Odyssey Re Holdings Corp.	6,600	289,080
Phoenix Cos., Inc. (The)	32,700	302,148
Platinum Underwriters Holdings Ltd.	13,300	471,884
PMA Capital Corp., Class A *	9,000	79,380
Presidential Life Corp.	6,000	94,740
ProAssurance Corp. *	8,800	492,800
Quanta Capital Holdings Ltd. *	18,600	51,336
RLI Corp.	5,100	316,659
Safety Insurance Group, Inc.	4,400	166,892
SeaBright Insurance Holdings, Inc. *	6,000	78,000
Selective Insurance Group	15,100	346,092
State Auto Financial Corp.	3,400	98,838
Stewart Information Services Corp.	4,700	139,825
Tower Group, Inc.	5,700	134,292
United America Indemnity Ltd., Class A *	5,700	81,111
United Fire & Casualty Co.	6,700	191,553
Validus Holdings Ltd.	18,100	420,825
Zenith National Insurance Corp.	10,200	373,728

		11,025,834

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A *	7,000	42,140
Blue Nile, Inc. *	3,600	154,332
Drugstore.com, Inc. *	26,200	61,570
Gaiam, Inc., Class A *	4,900	51,940
Netflix, Inc. *	11,000	339,680
NutriSystem, Inc. *	8,300	147,076
Orbitz Worldwide, Inc. *	8,800	51,656
Overstock.com, Inc. *	4,600	91,126
PetMed Express, Inc. *	6,500	102,050
Shutterfly, Inc. *	5,400	51,894
Stamps.com, Inc. *	4,000	46,680

		1,140,144

Internet Software & Services (2.1%)
Ariba, Inc. *	23,300	329,229
Art Technology Group, Inc. *	35,400	124,608
AsiaInfo Holdings, Inc. *	9,000	82,620
Bankrate, Inc. *	3,500	136,185
Bidz.com, Inc. *	1,600	13,856
Chordiant Software, Inc. *	8,200	42,066
comScore, Inc. *	4,900	86,387
Constant Contact, Inc. *	5,500	93,885
DealerTrack Holdings, Inc. *	11,600	195,344
Dice Holdings, Inc. *	3,600	25,560
Digital River, Inc. *	10,100	327,240
DivX, Inc. *	6,600	42,702
EarthLink, Inc. *	30,000	255,000
Greenfield Online, Inc. *	7,200	125,280
GSI Commerce, Inc. *	6,400	99,072
HSW International, Inc. *	6,900	17,940
Infospace, Inc.	9,700	105,245
Internap Network Services Corp. *	14,300	49,764
Internet Brands, Inc., Class A *	7,000	48,790
Internet Capital Group, Inc. *	10,000	81,100
Interwoven, Inc. *	12,400	175,088
j2 Global Communications, Inc. *	12,100	282,535
Keynote Systems, Inc. *	3,900	51,675
Knot, Inc. (The) *	8,000	66,800
Limelight Networks, Inc. *	5,500	13,750
Liquidity Services, Inc. *	4,600	49,910
LoopNet, Inc. *	8,000	78,640
Marchex, Inc., Class B	6,500	66,885
MercadoLibre, Inc. *	7,000	142,450
ModusLink Global Solutions, Inc. *	13,890	133,483
Move, Inc. *	36,300	76,956
NIC, Inc.	10,000	69,000
Omniture, Inc. *	17,046	312,964
Perficient, Inc. *	8,800	58,432
Rackspace Hosting, Inc. *	3,600	35,172
RealNetworks, Inc. *	25,900	131,572
S1 Corp. *	14,300	87,516
SAVVIS, Inc. *	10,300	138,432
SonicWALL, Inc. *	16,200	84,888
SupportSoft, Inc. *	14,500	43,500
Switch & Data Facilities Co., Inc. *	6,100	75,945
TechTarget, Inc. *	3,600	25,200
Terremark Worldwide, Inc. *	13,800	94,806
TheStreet.com, Inc.	6,100	36,539
United Online, Inc.	21,102	198,570
ValueClick, Inc. *	23,600	241,428
Vignette Corp. *	6,700	71,958
VistaPrint Ltd. *	12,100	397,364
Vocus, Inc. *	4,400	149,424
Websense, Inc. *	12,300	274,905
Website Pros, Inc. *	7,500	40,500

		5,988,160

Leisure Equipment & Products (0.6%)
Brunswick Corp.	23,800	304,402
Callaway Golf Co.	18,100	254,667
JAKKS Pacific, Inc. *	7,500	186,825
Leapfrog Enterprises, Inc. *	9,000	95,040
Marine Products Corp.	1,900	15,770
Nautilus, Inc. *	6,200	28,334
Polaris Industries, Inc.	9,000	409,410
Pool Corp.	13,100	305,623
RC2 Corp. *	5,100	102,000
Smith & Wesson Holding Corp. *	8,800	32,912
Steinway Musical Instruments *	1,900	53,808

		1,788,791

Life Sciences Tools & Services (1.4%)
Accelrys, Inc. *	8,600	47,214
Affymetrix, Inc. *	18,300	141,642
Albany Molecular Research, Inc. *	6,400	115,776
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
AMAG Pharmaceuticals, Inc. *	4,640	$179,707
Bio-Rad Laboratories, Inc., Class A *	5,200	515,424
Bruker Corp. *	13,800	183,954
Caliper Life Sciences *	15,300	42,840
Cambrex Corp. *	7,900	48,585
Clinical Data, Inc. *	2,700	43,416
Dionex Corp. *	5,000	317,750
Enzo Biochem, Inc. *	8,300	91,217
eResearchTechnology, Inc. *	11,800	140,538
Exelixis, Inc. *	28,700	174,496
Kendle International, Inc. *	3,500	156,485
Life Sciences Research, Inc. *	2,200	77,000
Luminex Corp. *	11,100	277,611
Medivation, Inc. *	7,000	185,220
Nektar Therapeutics *	25,200	90,468
PAREXEL International Corp. *	15,500	444,230
PharmaNet Development Group, Inc. *	5,300	38,266
Sequenom, Inc. *	15,500	412,610
Varian, Inc. *	8,100	347,490

		4,071,939

Machinery (3.5%)
3D Systems Corp. *	4,200	59,850
Accuride Corp. *	11,000	17,600
Actuant Corp., Class A *	15,300	386,172
Alamo Group, Inc.	2,000	34,100
Albany International Corp., Class A	8,100	221,373
Altra Holdings, Inc. *	7,200	106,272
American Railcar Industries, Inc.	2,600	41,704
Ampco-Pittsburgh Corp.	2,500	64,750
Applied Industrial Technologies, Inc.	11,500	309,695
Astec Industries, Inc. *	4,900	151,067
Badger Meter, Inc.	4,000	187,800
Barnes Group, Inc.	13,100	264,882
Blount International, Inc. *	10,800	120,204
Briggs & Stratton Corp.	13,300	215,194
Cascade Corp.	2,600	113,906
Chart Industries, Inc. *	7,700	219,912
China Fire & Security Group, Inc. *	3,600	37,836
CIRCOR International, Inc.	4,500	195,435
Clarcor, Inc.	13,800	523,710
Colfax Corp. *	6,400	106,944
Columbus McKinnon Corp. *	5,300	124,921
Commercial Vehicle Group, Inc. *	5,200	36,972
Dynamic Materials Corp.	3,400	78,914
Energy Recovery, Inc. *	3,000	28,770
EnPro Industries, Inc. *	5,500	204,380
ESCO Technologies, Inc. *	7,100	342,007
Federal Signal Corp.	13,100	179,470
Flanders Corp. *	4,400	27,720
Flow International Corp. *	10,300	52,324
Force Protection, Inc. *	19,300	51,724
FreightCar America, Inc.	3,200	93,664
Gehl Co. *	2,900	85,347
Gorman-Rupp Co. (The)	3,775	142,393
Graham Corp.	1,300	70,330
Greenbrier Cos., Inc.	4,600	89,746
Hurco Cos., Inc. *	1,600	47,312
Imation Corp.	7,700	173,943
K-Tron International, Inc. *	700	90,181
Kadant, Inc. *	3,400	77,418
Kaydon Corp.	7,600	342,456
Key Technology, Inc. *	1,800	42,660
LB Foster Co., Class A *	3,000	91,260
Lindsay Corp.	3,200	232,800
Lydall, Inc. *	4,500	43,335
Met-Pro Corp.	4,700	68,573
Middleby Corp. *	4,800	260,688
Mueller Industries, Inc.	10,500	241,605
Mueller Water Products, Inc., Class A	31,400	281,972
NACCO Industries, Inc., Class A	1,600	151,232
NN, Inc.	4,100	52,685
Nordson Corp.	9,200	451,812
Omega Flex, Inc.	700	15,785
PMFG, Inc. *	3,600	52,164
RBC Bearings, Inc. *	6,200	208,878
Robbins & Myers, Inc.	7,700	238,161
Sauer-Danfoss, Inc.	2,700	66,663
Sun Hydraulics Corp.	3,100	80,724
Tecumseh Products Co., Class A *	4,500	112,680
Tennant Co.	4,500	154,170
Thermadyne Holdings Corp. *	4,100	68,347
Titan International, Inc.	9,325	198,809
Titan Machinery, Inc. *	1,800	37,458
Trimas Corp. *	4,100	26,896
TurboChef Technologies, Inc. *	5,400	33,210
Twin Disc, Inc.	2,500	34,400
Wabash National Corp.	8,700	82,215
Wabtec Corp.	13,200	676,236
Watts Water Technologies, Inc., Class A	7,700	210,595
Xerium Technologies, Inc.	5,400	34,776

		9,969,187

Marine (0.2%)
American Commercial Lines, Inc. *	9,800	104,272
Eagle Bulk Shipping, Inc.	12,800	178,432
Genco Shipping & Trading Ltd.	6,600	219,384
Horizon Lines, Inc., Class A	8,500	83,895
International Shipholding Corp. *	2,000	43,800
TBS International Ltd., Class A *	2,900	39,034
Ultrapetrol Bahamas Ltd. *	6,800	53,380

		722,197

Media (1.3%)
AH Belo Corp., Class A	3,840	19,814
Arbitron, Inc.	7,400	330,706
Belo Corp., Class A	26,200	156,152
Charter Communications, Inc., Class A *	115,400	84,242
Cinemark Holdings, Inc.	7,400	100,640
Citadel Broadcasting Co. *	50,770	39,601
CKX, Inc.	14,500	89,320
Cox Radio, Inc., Class A *	6,000	63,360
Crown Media Holdings, Inc., Class A *	3,300	16,599
Cumulus Media, Inc., Class A *	8,600	36,636
Dolan Media Co. *	6,500	65,585
Entercom Communications Corp., Class A	5,400	27,108
Entravision Communications Corp., Class A *	17,200	46,268
Fisher Communications, Inc.	1,800	70,920
GateHouse Media, Inc.	6,500	3,185
Global Sources Ltd. *	4,820	48,537
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Media (continued)
Global Traffic Network, Inc. *	3,900	$36,153
Gray Television, Inc.	11,800	20,296
Harte-Hanks, Inc.	11,000	114,070
Idearc, Inc.	34,900	43,625
Interactive Data Corp.	10,100	254,722
Journal Communications, Inc., Class A	11,500	56,120
Knology, Inc. *	7,800	62,946
Lee Enterprises, Inc.	12,300	43,050
Lin TV Corp., Class A *	7,600	39,216
Live Nation, Inc. *	20,700	336,789
Martha Stewart Living Omnimedia, Class A *	5,900	50,209
Marvel Entertainment, Inc. *	13,400	457,476
McClatchy Co., Class A	15,500	68,200
Media General, Inc., Class A	6,200	77,066
Mediacom Communications Corp., Class A *	12,200	72,224
National CineMedia, Inc.	11,200	123,760
Outdoor Channel Holdings, Inc. *	5,400	47,520
Playboy Enterprises, Inc., Class B *	6,100	24,034
Primedia, Inc.	7,883	19,156
R.H. Donnelley Corp. *	19,800	39,402
RCN Corp. *	11,100	136,086
RHI Entertainment, Inc. *	2,900	43,210
Scholastic Corp.	6,600	169,488
Sinclair Broadcast Group, Inc., Class A	14,300	72,072
Valassis Communications, Inc. *	12,400	107,384
Westwood One, Inc. *	19,900	10,945
World Wrestling Entertainment, Inc., Class A	5,600	86,576

		3,810,468

Metals & Mining (1.0%)
Allied Nevada Gold Corp. *	12,200	69,784
AM Castle & Co.	4,600	79,488
AMCOL International Corp.	7,200	225,072
Apex Silver Mines Ltd. *	16,000	27,520
Brush Engineered Materials, Inc. *	5,600	103,992
China Precision Steel, Inc. *	4,700	15,651
Coeur d’Alene Mines Corp. *	150,300	229,959
Compass Minerals International, Inc.	8,800	461,032
General Moly, Inc. *	17,300	75,255
General Steel Holdings, Inc. *	2,300	16,422
Haynes International, Inc. *	3,400	159,222
Hecla Mining Co. *	34,800	162,864
Horsehead Holding Corp. *	9,500	56,050
Kaiser Aluminum Corp.	4,200	180,390
Olympic Steel, Inc.	2,500	73,725
Royal Gold, Inc.	8,000	287,680
RTI International Metals, Inc. *	6,200	121,272
Stillwater Mining Co. *	10,800	62,748
Sutor Technology Group Ltd. *	2,800	9,212
Universal Stainless & Alloy *	1,900	48,545
Worthington Industries, Inc.	17,600	262,944

		2,728,827

Multi-Utility (0.5%)
Avista Corp.	14,500	314,795
Black Hills Corp.	10,500	326,235
CH Energy Group, Inc.	4,300	187,351
NorthWestern Corp.	10,600	266,378
PNM Resources, Inc.	22,300	228,352

		1,323,111

Multiline Retail (0.2%)
99 Cents Only Stores *	12,100	132,737
Dillard’s, Inc., Class A	15,600	184,080
Fred’s, Inc., Class A	10,900	154,998
Retail Ventures, Inc. *	8,100	31,590
Tuesday Morning Corp. *	8,300	34,279

		537,684

Natural Gas Utility (1.2%)
Chesapeake Utilities Corp.	1,900	63,099
EnergySouth, Inc.	1,800	110,574
Laclede Group, Inc. (The)	6,000	290,940
New Jersey Resources Corp.	11,450	410,941
Nicor, Inc.	12,300	545,505
Northwest Natural Gas Co.	7,200	374,400
Piedmont Natural Gas Co.	20,000	639,200
South Jersey Industries, Inc.	8,100	289,170
Southwest Gas Corp.	11,800	357,068
WGL Holdings, Inc.	13,500	438,075

		3,518,972

Oil, Gas & Consumable Fuels (4.3%)
Abraxas Petroleum Corp. *	12,800	33,408
Alon USA Energy, Inc.	3,000	40,440
American Oil & Gas, Inc. *	11,500	30,015
APCO Argentina, Inc.	1,200	33,972
Approach Resources, Inc. *	2,100	30,366
Arena Resources, Inc. *	10,300	400,155
Arlington Tankers Ltd.	3,400	52,292
Atlas America, Inc.	9,400	320,634
ATP Oil & Gas Corp. *	7,600	135,356
Aventine Renewable Energy Holdings, Inc. *	8,300	26,228
Berry Petroleum Co., Class A	11,700	453,141
Bill Barrett Corp. *	10,000	321,100
BMB Munai, Inc. *	11,500	47,725
BPZ Resources, Inc. *	16,400	282,080
Brigham Exploration Co. *	12,600	138,474
Callon Petroleum Co. *	5,700	102,771
Cano Petroleum, Inc. *	11,000	25,410
Carrizo Oil & Gas, Inc. *	7,500	272,025
Cheniere Energy, Inc. *	13,200	29,700
Clayton Williams Energy, Inc. *	1,500	105,795
Clean Energy Fuels Corp. *	6,000	84,900
Comstock Resources, Inc. *	12,400	620,620
Concho Resources, Inc. *	15,100	416,911
Contango Oil & Gas Co. *	3,600	194,328
Crosstex Energy, Inc.	11,000	274,670
CVR Energy, Inc. *	6,300	53,676
Delek US Holdings, Inc.	2,700	25,029
Delta Petroleum Corp. *	17,000	230,860
DHT Maritime, Inc.	10,700	71,904
Double Eagle Petroleum Co. *	2,700	38,556
Endeavour International Corp. *	34,500	45,540
Energy Partners Ltd. *	8,682	75,273
Energy XXI (Bermuda) Ltd.	31,700	96,368
Evergreen Energy, Inc. *	21,200	19,928
EXCO Resources, Inc. *	40,800	665,856
FX Energy, Inc. *	11,300	84,072
Gasco Energy, Inc. *	27,800	50,596
General Maritime Corp.	7,700	149,996
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
GeoGlobal Resources, Inc. *	8,300	$20,916
GeoMet, Inc. *	3,800	20,672
GeoResources, Inc. *	1,800	20,628
GMX Resources, Inc. *	4,600	219,880
Golar LNG Ltd.	9,700	128,816
Goodrich Petroleum Corp. *	6,200	270,258
Gran Tierra Energy, Inc. *	27,700	102,767
GreenHunter Energy, Inc. *	1,000	14,250
Gulfport Energy Corp. *	7,700	77,385
Harvest Natural Resources, Inc. *	9,600	97,152
Houston American Energy Corp.	4,500	28,440
International Coal Group, Inc. *	34,700	216,528
James River Coal Co. *	6,900	151,731
Knightsbridge Tankers Ltd.	4,700	124,409
McMoRan Exploration Co. *	16,000	378,240
Meridian Resource Corp. *	21,900	40,296
Mitcham Industries, Inc. *	2,700	27,243
National Coal Corp. *	7,500	39,225
Nordic American Tanker Shipping	9,400	301,364
Northern Oil & Gas, Inc. *	5,800	47,154
Oilsands Quest, Inc. *	46,100	137,839
Pacific Ethanol, Inc. *	10,300	14,317
Panhandle Oil & Gas, Inc.	2,000	57,260
Parallel Petroleum Corp. *	11,300	106,446
Penn Virginia Corp.	11,400	609,216
Petroleum Development Corp. *	4,100	181,917
PetroQuest Energy, Inc. *	11,800	181,130
PrimeEnergy Corp. *	200	14,800
Quest Resource Corp. *	6,700	17,822
RAM Energy Resources, Inc. *	11,400	32,946
Rentech, Inc. *	45,800	60,914
Rex Energy Corp. *	4,600	72,496
Rosetta Resources, Inc. *	14,000	257,040
Ship Finance International Ltd.	11,500	247,940
Stone Energy Corp. *	8,691	367,890
Swift Energy Co. *	8,300	321,127
Teekay Tankers Ltd., Class A	3,700	62,641
Toreador Resources Corp. *	4,800	43,152
Tri-Valley Corp. *	7,000	44,380
TXCO Resources, Inc. *	9,300	93,372
Uranium Resources, Inc. *	13,100	22,139
USEC, Inc. *	32,100	173,661
VAALCO Energy, Inc. *	16,100	110,124
Venoco, Inc. *	5,600	72,800
VeraSun Energy Corp. *	28,002	87,646
Warren Resources, Inc. *	16,900	168,662
Western Refining, Inc.	8,200	82,902
Westmoreland Coal Co. *	2,900	45,820
World Fuel Services Corp.	7,700	177,331

		12,273,254

Paper & Forest Products (0.4%)
AbitibiBowater, Inc. *	15,552	60,186
Buckeye Technologies, Inc. *	10,000	81,900
Deltic Timber Corp.	3,000	191,250
Glatfelter	11,800	159,772
KapStone Paper and Packaging Corp. *	4,900	31,115
Louisiana-Pacific Corp.	28,200	262,260
Mercer International, Inc. *	8,500	31,110
Neenah Paper, Inc.	4,000	79,200
Schweitzer-Mauduit International, Inc.	4,400	83,556
Verso Paper Corp.	4,700	12,408
Wausau Paper Corp.	12,500	126,625

		1,119,382

Personal Products (0.4%)
American Oriental Bioengineering, Inc. *	16,900	109,681
Chattem, Inc. *	4,600	359,628
China Sky One Medical, Inc. *	2,000	24,300
Elizabeth Arden, Inc. *	6,700	131,521
Inter Parfums, Inc.	3,600	48,816
Mannatech, Inc.	5,000	20,000
Nu Skin Enterprises, Inc., Class A	13,500	218,970
Prestige Brands Holdings, Inc. *	9,200	81,696
Schiff Nutrition International, Inc. *	3,600	24,588
USANA Health Sciences, Inc. *	2,400	98,376

		1,117,576

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc. *	1,900	13,357
Adolor Corp. *	12,600	43,470
Akorn, Inc. *	15,300	78,489
Alexza Pharmaceuticals, Inc. *	5,700	28,158
Alpharma, Inc., Class A *	11,600	427,924
Ardea Biosciences, Inc. *	2,800	38,724
Auxilium Pharmaceuticals, Inc. *	11,200	362,880
Biodel, Inc. *	2,800	9,380
BioForm Medical, Inc. *	5,400	21,168
BioMimetic Therapeutics, Inc. *	3,200	35,392
Cadence Pharmaceuticals, Inc. *	5,700	50,616
Caraco Pharmaceutical Laboratories Ltd. *	2,400	30,024
Columbia Laboratories, Inc. *	14,700	38,514
Cypress Bioscience, Inc. *	10,200	74,970
Depomed, Inc. *	13,100	47,815
Discovery Laboratories, Inc. *	26,300	49,181
Durect Corp. *	21,200	118,720
Inspire Pharmaceuticals, Inc. *	13,100	46,767
Javelin Pharmaceuticals, Inc. *	11,000	28,600
Jazz Pharmaceuticals, Inc. *	1,900	9,386
KV Pharmaceutical Co., Class A *	9,000	204,390
MAP Pharmaceuticals, Inc. *	1,300	13,156
Medicines Co. (The) *	14,200	329,724
Medicis Pharmaceutical Corp., Class A	15,400	229,614
MiddleBrook Pharmaceuticals, Inc. *	11,600	17,400
Noven Pharmaceuticals, Inc. *	6,800	79,424
Obagi Medical Products, Inc. *	4,800	47,904
Optimer Pharmaceuticals, Inc. *	7,500	59,625
Pain Therapeutics, Inc. *	9,400	91,838
Par Pharmaceutical Cos., Inc. *	8,900	109,381
Pozen, Inc. *	7,000	73,570
Questcor Pharmaceuticals, Inc. *	14,500	106,575
Salix Pharmaceuticals Ltd. *	13,000	83,330
Sciele Pharma, Inc.	9,400	289,426
Sucampo Pharmaceuticals, Inc., Class A *	3,100	26,443
Valeant Pharmaceuticals International *	19,000	388,930
ViroPharma, Inc. *	19,100	250,592
Vivus, Inc. *	18,200	144,508
XenoPort, Inc. *	6,900	334,581

		4,433,946

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (6.2%)
Acadia Realty Trust	8,800	$222,464
Agree Realty Corp.	2,100	60,060
Alexander’s, Inc.	500	200,000
American Campus Communities, Inc.	11,580	392,330
American Capital Agency Corp.	2,700	46,764
Anthracite Capital, Inc.	16,100	86,296
Anworth Mortgage Asset Corp.	22,500	133,200
Arbor Realty Trust, Inc.	3,300	33,000
Ashford Hospitality Trust, Inc.	35,050	141,953
Associated Estates Realty Corp.	4,000	52,120
BioMed Realty Trust, Inc.	19,600	518,420
Capital Trust, Inc., Class A	4,500	69,750
CapLease, Inc.	10,900	86,437
Capstead Mortgage Corp.	15,400	168,630
Care Investment Trust, Inc.	4,500	51,660
Cedar Shopping Centers, Inc.	11,600	153,352
Chimera Investment Corp.	9,400	58,374
Cogdell Spencer, Inc.	3,300	52,932
Colonial Properties Trust	13,000	242,970
Corporate Office Properties Trust	10,600	427,710
Cousins Properties, Inc.	11,900	300,594
DCT Industrial Trust, Inc.	46,900	351,281
DiamondRock Hospitality Co.	25,900	235,690
DuPont Fabros Technology, Inc.	3,500	53,375
EastGroup Properties, Inc.	6,800	330,072
Education Realty Trust, Inc.	7,800	86,424
Entertainment Properties Trust	8,400	459,648
Equity Lifestyle Properties, Inc.	5,600	296,968
Equity One, Inc.	8,800	180,312
Extra Space Storage, Inc.	21,700	333,312
FelCor Lodging Trust, Inc.	18,500	132,460
First Industrial Realty Trust, Inc.	12,100	347,028
First Potomac Realty Trust	6,900	118,611
Franklin Street Properties Corp.	15,400	200,200
Friedman Billings Ramsey Group, Inc., Class A *	36,400	61,880
Getty Realty Corp.	4,800	106,752
Glimcher Realty Trust	10,300	107,532
Gramercy Capital Corp.	11,770	30,484
Hatteras Financial Corp.	3,100	71,920
Healthcare Realty Trust, Inc.	15,500	451,825
Hersha Hospitality Trust	11,700	87,048
Highwoods Properties, Inc.	16,900	600,964
Home Properties, Inc.	8,600	498,370
Inland Real Estate Corp.	15,300	240,057
Investors Real Estate Trust	16,200	181,278
JER Investors Trust, Inc.	6,200	30,380
Kite Realty Group Trust	5,600	61,600
LaSalle Hotel Properties	11,000	256,520
Lexington Realty Trust	14,000	241,080
LTC Properties, Inc.	6,300	184,716
Maguire Properties, Inc.	11,000	65,560
Medical Properties Trust, Inc.	19,500	221,325
MFA Mortgage Investments, Inc.	53,400	347,100
Mid-America Apartment Communities, Inc.	7,200	353,808
Mission West Properties, Inc.	4,200	40,908
Monmouth Real Estate Investment Corp., Class A	6,900	53,751
National Health Investors, Inc.	5,700	194,826
National Retail Properties, Inc.	20,100	481,395
Newcastle Investment Corp.	15,700	99,695
NorthStar Realty Finance Corp.	15,200	117,800
Omega Healthcare Investors, Inc.	21,500	422,690
One Liberty Properties, Inc.	2,200	38,874
Parkway Properties, Inc.	4,200	159,012
Pennsylvania Real Estate Investment Trust	9,800	184,730
Post Properties, Inc.	12,000	335,640
Potlatch Corp.	10,800	501,012
PS Business Parks, Inc.	4,000	230,400
RAIT Financial Trust	16,900	92,781
Ramco-Gershenson Properties Trust	4,900	109,858
Realty Income Corp.	27,700	709,120
Redwood Trust, Inc.	9,000	195,570
Resource Capital Corp.	6,000	36,360
Saul Centers, Inc.	2,900	146,566
Senior Housing Properties Trust	31,300	745,879
Sovran Self Storage, Inc.	6,100	274,073
Strategic Hotels & Resorts, Inc.	19,700	148,735
Sun Communities, Inc.	4,500	89,145
Sunstone Hotel Investors, Inc.	14,000	189,000
Tanger Factory Outlet Centers	8,400	367,836
U-Store-It Trust	14,700	180,369
Universal Health Realty Income Trust	3,300	128,370
Urstadt Biddle Properties, Inc., Class A	4,900	91,875
Washington Real Estate Investment Trust	13,500	494,505
Winthrop Realty Trust	12,700	49,530

		17,734,901

Real Estate Management & Development (0.2%)
Consolidated-Tomoka Land Co.	1,500	64,785
Forestar Real Estate Group, Inc. *	9,900	146,025
FX Real Estate and Entertainment, Inc. *	1,760	1,830
Grubb & Ellis Co.	9,100	24,570
Maui Land & Pineapple Co., Inc. *	900	24,741
Meruelo Maddux Properties, Inc. *	11,700	14,274
Stratus Properties, Inc. *	1,400	38,528
Tejon Ranch Co. *	3,000	111,450
Thomas Properties Group, Inc.	6,700	67,670

		493,873

Road & Rail (0.7%)
AMERCO *	2,500	104,825
Arkansas Best Corp.	6,100	205,509
Celadon Group, Inc. *	6,000	68,820
Dollar Thrifty Automotive Group *	3,900	7,527
Genesee & Wyoming, Inc., Class A *	8,300	311,416
Heartland Express, Inc.	15,300	237,456
Knight Transportation, Inc.	15,600	264,732
Marten Transport Ltd. *	4,141	80,791
Old Dominion Freight Line, Inc. *	7,500	212,550
Patriot Transportation Holding, Inc. *	300	23,700
Saia, Inc. *	3,700	49,136
Universal Truckload Services, Inc. *	1,200	29,232
Werner Enterprises, Inc.	11,300	245,323
YRC Worldwide, Inc. *	15,600	186,576

		2,027,593

Semiconductors & Semiconductor Equipment (3.0%)
Actel Corp. *	6,900	86,112
Advanced Analogic Technologies, Inc. *	12,500	58,125
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Advanced Energy Industries, Inc. *	8,900	$121,752
Amkor Technology, Inc. *	29,800	189,826
Anadigics, Inc. *	17,000	47,770
Applied Micro Circuits Corp. *	17,700	105,846
Asyst Technologies, Inc. *	14,100	33,840
Atheros Communications, Inc. *	16,200	381,996
ATMI, Inc. *	8,800	158,224
AuthenTec, Inc. *	7,600	16,340
Axcelis Technologies, Inc. *	26,700	45,390
Brooks Automation, Inc. *	17,300	144,628
Cabot Microelectronics Corp. *	6,200	198,896
Cavium Networks, Inc. *	8,300	116,864
Ceva, Inc. *	6,300	52,290
Cirrus Logic, Inc. *	17,700	96,465
Cohu, Inc.	6,300	99,666
Cymer, Inc. *	8,300	210,239
Diodes, Inc. *	7,950	146,677
DSP Group, Inc. *	7,600	58,140
Eagle Test Systems, Inc. *	3,600	55,116
EMCORE Corp. *	20,000	98,800
Entegris, Inc. *	30,500	147,620
Entropic Communications, Inc. *	500	705
Exar Corp. *	10,200	78,132
FEI Co. *	10,000	238,100
FormFactor, Inc. *	13,300	231,686
Hittite Microwave Corp. *	5,300	178,080
IXYS Corp.	6,300	57,267
Kopin Corp. *	18,800	58,656
Kulicke & Soffa Industries, Inc. *	14,600	65,846
Lattice Semiconductor Corp. *	31,300	64,478
LTX-Credence Corp. *	36,500	63,510
Mattson Technology, Inc. *	13,500	63,855
Micrel, Inc.	13,600	123,352
Microsemi Corp. *	21,500	547,820
Microtune, Inc. *	15,100	40,468
MIPS Technologies, Inc. *	12,100	42,471
MKS Instruments, Inc. *	13,600	270,776
Monolithic Power Systems, Inc. *	7,100	123,327
NetLogic Microsystems, Inc. *	4,500	136,080
NVE Corp. *	1,300	36,803
OmniVision Technologies, Inc. *	13,400	152,894
Pericom Semiconductor Corp. *	6,000	63,000
Photronics, Inc. *	11,400	21,432
PLX Technology, Inc. *	7,900	40,448
PMC — Sierra, Inc. *	59,700	442,974
Power Integrations, Inc. *	8,300	200,030
RF Micro Devices, Inc. *	71,704	209,376
Rubicon Technology, Inc. *	3,600	25,992
Rudolph Technologies, Inc. *	7,800	65,364
Semitool, Inc. *	5,200	42,536
Semtech Corp. *	16,600	231,736
Sigma Designs, Inc. *	7,200	102,384
Silicon Image, Inc. *	20,000	106,800
Silicon Storage Technology, Inc. *	23,700	77,262
SiRF Technology Holdings, Inc. *	16,700	24,883
Skyworks Solutions, Inc. *	44,500	372,020
Spansion, Inc., Class A *	38,100	59,055
Standard Microsystems Corp. *	6,100	152,378
Supertex, Inc. *	3,000	84,480
Techwell, Inc. *	3,500	33,005
Tessera Technologies, Inc. *	13,200	215,688
Transmeta Corp. *	3,300	53,493
Trident Microsystems, Inc. *	16,600	39,840
TriQuint Semiconductor, Inc. *	39,100	187,289
Ultra Clean Holdings, Inc. *	5,400	27,216
Ultratech, Inc. *	6,400	77,440
Veeco Instruments, Inc. *	9,000	133,290
Volterra Semiconductor Corp. *	6,900	87,837
Zoran Corp. *	14,100	115,056

		8,537,232

Software (3.9%)
ACI Worldwide, Inc. *	9,400	164,688
Actuate Corp. *	16,900	59,150
Advent Software, Inc. *	4,600	162,058
American Software, Inc., Class A	7,300	39,785
ArcSight, Inc. *	1,100	8,393
Blackbaud, Inc.	12,200	225,090
Blackboard, Inc. *	8,400	338,436
Bottomline Technologies, Inc. *	6,100	63,440
Callidus Software, Inc. *	9,500	37,620
Commvault Systems, Inc. *	12,100	145,805
Concur Technologies, Inc. *	11,800	451,468
Deltek, Inc. *	2,400	14,592
DemandTec, Inc. *	6,100	54,961
Double-Take Software, Inc. *	4,700	46,765
Ebix, Inc. *	500	46,980
Entrust, Inc. *	18,900	40,635
Epicor Software Corp. *	15,400	121,506
EPIQ Systems, Inc. *	9,700	131,920
Fair Isaac Corp.	13,300	306,698
FalconStor Software, Inc. *	11,400	61,104
Guidance Software, Inc. *	3,100	14,539
i2 Technologies, Inc. *	4,400	59,356
Informatica Corp. *	24,200	314,358
Interactive Intelligence, Inc. *	3,700	33,374
Jack Henry & Associates, Inc.	20,400	414,732
JDA Software Group, Inc. *	7,000	106,470
Kenexa Corp. *	6,200	97,898
Lawson Software, Inc. *	32,200	225,400
Macrovision Solutions Corp. *	22,540	346,665
Magma Design Automation, Inc. *	11,900	47,838
Manhattan Associates, Inc. *	6,300	140,742
Mentor Graphics Corp. *	24,800	281,480
MICROS Systems, Inc. *	22,200	591,852
MicroStrategy, Inc., Class A *	2,500	148,825
Midway Games, Inc. *	6,000	14,220
Monotype Imaging Holdings, Inc. *	4,700	52,311
MSC.Software Corp. *	12,400	132,680
Net 1 UEPS Technologies, Inc. *	12,600	281,358
NetScout Systems, Inc. *	8,100	86,184
NetSuite, Inc. *	1,500	27,030
OpenTV Corp., Class A *	19,300	27,213
OPNET Technologies, Inc. *	4,400	53,592
Parametric Technology Corp. *	31,400	577,760
Pegasystems, Inc.	3,200	41,312
Phoenix Technologies Ltd. *	7,500	59,925
Progress Software Corp. *	11,300	293,687
PROS Holdings, Inc. *	3,500	32,865
QAD, Inc.	2,100	14,532
Quality Systems, Inc.	4,800	202,848
Quest Software, Inc. *	19,800	251,262
Radiant Systems, Inc. *	7,300	63,437
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Renaissance Learning, Inc.	1,800	$23,382
Secure Computing Corp. *	15,000	82,200
Smith Micro Software, Inc. *	8,300	58,930
Solera Holdings, Inc. *	14,100	404,952
Sonic Solutions, Inc. *	6,300	27,720
Sourcefire, Inc. *	6,300	45,927
SPSS, Inc. *	4,900	143,864
SuccessFactors, Inc. *	6,900	75,210
Sybase, Inc. *	21,600	661,392
Symyx Technologies, Inc. *	9,500	94,145
Synchronoss Technologies, Inc. *	6,700	63,047
Take-Two Interactive Software, Inc.	21,600	354,240
Taleo Corp., Class A *	6,900	137,241
TeleCommunication Systems, Inc., Class A *	9,200	63,572
THQ, Inc. *	18,200	219,128
TIBCO Software, Inc. *	50,900	372,588
TiVo, Inc. *	27,800	203,496
Tyler Technologies, Inc. *	10,400	157,768
Ultimate Software Group, Inc. *	6,700	180,900
Unica Corp. *	2,800	21,952
Vasco Data Security International, Inc. *	7,600	78,736
Wind River Systems, Inc. *	19,700	197,000

		11,224,229

Specialty Retail (2.9%)
Aaron Rents, Inc.	12,300	332,961
Aeropostale, Inc. *	18,250	586,007
America’s Car-Mart, Inc. *	2,300	42,757
Asbury Automotive Group, Inc.	8,700	100,224
Bebe Stores, Inc.	10,500	102,585
Big 5 Sporting Goods Corp.	6,000	61,920
Blockbuster, Inc., Class A *	48,200	99,292
Borders Group, Inc.	16,500	108,240
Brown Shoe Co., Inc.	11,600	190,008
Buckle, Inc. (The)	4,200	233,268
Build-A-Bear Workshop, Inc. *	3,400	24,752
Cabela’s, Inc. *	10,300	124,424
Cache, Inc. *	3,300	22,671
Casual Male Retail Group, Inc. *	9,500	37,335
Cato Corp. (The), Class A	7,600	133,380
Charlotte Russe Holding, Inc. *	5,700	58,425
Charming Shoppes, Inc. *	30,900	151,101
Chico’s FAS, Inc. *	48,200	263,654
Children’s Place Retail Stores, Inc. (The) *	6,300	210,105
Christopher & Banks Corp.	10,000	76,700
Circuit City Stores, Inc.	49,200	36,900
Citi Trends, Inc. *	3,900	63,531
Coldwater Creek, Inc. *	15,500	89,745
Collective Brands, Inc. *	17,200	314,932
Conn’s, Inc. *	2,700	50,517
Dress Barn, Inc. *	12,300	188,067
DSW, Inc., Class A *	3,700	50,690
Finish Line (The), Class A	11,637	116,254
Genesco, Inc.	5,200	174,096
Group 1 Automotive, Inc.	6,000	130,380
Gymboree Corp. *	7,700	273,350
Haverty Furniture Cos., Inc.	3,800	43,472
hhgregg, Inc. *	2,500	24,375
Hibbett Sports, Inc. *	7,500	150,150
HOT Topic, Inc. *	11,900	78,659
J Crew Group, Inc. *	11,600	331,412
Jo-Ann Stores, Inc. *	6,900	144,762
JOS. A. Bank Clothiers, Inc. *	4,700	157,920
Lumber Liquidators, Inc. *	2,600	32,656
MarineMax, Inc. *	4,500	32,535
Men’s Wearhouse, Inc.	14,100	299,484
Midas, Inc. *	3,800	52,288
Monro Muffler, Inc.	4,450	102,617
New York & Co., Inc. *	5,600	53,424
Pacific Sunwear of California, Inc. *	17,900	120,467
Pep Boys — Manny, Moe & Jack	11,500	71,070
Pier 1 Imports, Inc. *	24,300	100,359
Rent-A-Center, Inc. *	18,200	405,496
REX Stores Corp. *	3,000	34,650
Sally Beauty Holdings, Inc. *	25,300	217,580
Shoe Carnival, Inc. *	2,400	39,312
Sonic Automotive, Inc., Class A	6,400	54,144
Stage Stores, Inc.	10,600	144,796
Stein Mart, Inc.	6,900	26,979
Syms Corp. *	1,700	22,967
Systemax, Inc.	3,000	42,180
Talbots, Inc.	6,200	81,220
Tractor Supply Co. *	9,100	382,655
Tween Brands, Inc. *	6,000	58,740
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,500	73,040
Wet Seal, Inc. (The), Class A *	25,100	91,113
Zale Corp. *	8,700	217,500
Zumiez, Inc. *	5,400	88,992

		8,225,285

Telecommunications (0.0%)
Applied Signal Technology, Inc.	3,400	59,092

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc. *	10,300	84,460
Carter’s, Inc. *	15,200	299,896
Cherokee, Inc.	2,100	46,158
Columbia Sportswear Co.	3,400	142,664
CROCS, Inc. *	22,700	81,266
Deckers Outdoor Corp. *	3,600	374,688
FGX International Holdings Ltd. *	3,400	37,638
Fossil, Inc. *	12,400	350,052
Fuqi International, Inc. *	3,300	26,895
G-III Apparel Group Ltd. *	3,600	67,356
Iconix Brand Group, Inc. *	15,700	205,356
K-Swiss, Inc., Class A	6,600	114,840
Kenneth Cole Productions, Inc., Class A	2,500	36,750
Lululemon Athletica, Inc. *	4,900	112,847
Maidenform Brands, Inc. *	6,100	88,511
Movado Group, Inc.	4,500	100,575
Oxford Industries, Inc.	3,900	100,737
Perry Ellis International, Inc. *	3,200	47,712
Quiksilver, Inc. *	34,800	199,752
Skechers USA, Inc., Class A *	9,000	151,470
Steven Madden Ltd. *	4,800	118,944
Timberland Co., Class A *	13,100	227,547
True Religion Apparel, Inc. *	4,700	121,495
Under Armour, Inc., Class A *	9,000	285,840
Unifi, Inc. *	12,300	59,532
UniFirst Corp.	3,900	168,051
Volcom, Inc. *	5,000	86,400
Warnaco Group, Inc. (The) *	12,400	561,596
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Weyco Group, Inc.	1,600	$53,552
Wolverine World Wide, Inc.	13,600	359,856

		4,712,436

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.	7,700	77,924
Anchor Bancorp Wisconsin, Inc.	5,000	36,750
Bank Mutual Corp.	14,200	161,170
BankFinancial Corp.	6,300	92,484
Beneficial Mutual Bancorp, Inc. *	8,400	106,260
Berkshire Hills Bancorp, Inc.	2,900	92,800
Brookline Bancorp, Inc.	15,900	203,361
Brooklyn Federal Bancorp, Inc.	1,600	23,664
Clifton Savings Bancorp, Inc.	1,600	19,184
Corus Bankshares, Inc.	10,700	43,335
Danvers Bancorp, Inc.	5,600	71,400
Dime Community Bancshares	7,100	108,062
Doral Financial Corp. *	1,300	14,196
Downey Financial Corp.	5,900	10,620
Encore Bancshares, Inc. *	1,600	28,800
ESSA Bancorp, Inc.	4,600	63,940
Federal Agricultural Mortgage Corp., Class C	2,900	11,890
First Financial Holdings, Inc.	3,400	89,012
First Financial Northwest, Inc.	7,200	74,304
First Niagara Financial Group, Inc.	30,000	472,500
First Place Financial Corp.	4,800	61,680
FirstFed Financial Corp. *	3,700	29,008
Flagstar Bancorp, Inc.	12,400	36,952
Flushing Financial Corp.	5,900	103,250
Fox Chase Bancorp, Inc. *	2,400	28,080
Guaranty Financial Group, Inc. *	10,200	40,290
Home Federal Bancorp, Inc.	2,600	33,150
Kearny Financial Corp.	4,700	57,528
Meridian Interstate Bancorp, Inc. *	2,600	26,546
NASB Financial, Inc.	600	19,494
NewAlliance Bancshares, Inc.	29,700	446,391
Northwest Bancorp, Inc.	4,300	118,422
OceanFirst Financial Corp.	2,900	52,548
Ocwen Financial Corp. *	8,600	69,230
Oritani Financial Corp. *	2,900	48,865
PMI Group, Inc. (The)	22,200	65,490
Provident Financial Services, Inc.	16,300	269,113
Provident New York Bancorp	11,300	149,386
Radian Group, Inc.	20,000	100,800
Rockville Financial, Inc.	1,600	25,200
Roma Financial Corp.	2,500	36,875
TrustCo Bank Corp. NY	20,700	242,397
United Community Financial Corp.	5,500	27,500
United Financial Bancorp, Inc.	4,900	72,765
ViewPoint Financial Group	3,100	54,250
Waterstone Financial, Inc. *	1,600	15,632
Westfield Financial, Inc.	9,900	101,970
WSFS Financial Corp.	1,800	108,000

		4,242,468

Tobacco (0.2%)
Alliance One International, Inc. *	25,700	97,660
Star Scientific, Inc. *	18,000	64,080
Universal Corp.	6,900	338,721
Vector Group Ltd.	9,035	159,549

		660,010

Trading Companies & Distributors (0.5%)
Aceto Corp.	7,700	73,843
Aircastle Ltd.	13,700	135,767
Beacon Roofing Supply, Inc. *	12,100	189,002
DXP Enterprises, Inc. *	1,000	53,310
H&E Equipment Services, Inc. *	4,600	44,436
Houston Wire & Cable Co.	4,900	84,133
Interline Brands, Inc. *	9,600	155,616
Kaman Corp.	7,300	207,904
Lawson Products	1,200	33,180
Rush Enterprises, Inc., Class A *	9,550	122,240
TAL International Group, Inc.	3,800	79,116
Textainer Group Holdings Ltd.	2,500	37,975
Watsco, Inc.	6,400	321,792

		1,538,314

Transportation Infrastructure (0.0%)
CAI International, Inc. *	1,900	21,014

Water Utility (0.3%)
American States Water Co.	4,700	180,950
Cadiz, Inc. *	3,400	64,838
California Water Service Group	5,400	207,900
Connecticut Water Service, Inc.	2,500	72,375
Consolidated Water Co. Ltd.	4,000	68,080
Middlesex Water Co.	4,200	73,374
SJW Corp.	3,900	116,883
Southwest Water Co.	6,700	85,425

		869,825

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp. *	18,600	116,064
FiberTower Corp. *	27,800	38,364
ICO Global Communications Holdings Ltd. *	26,700	29,103
iPCS, Inc. *	4,700	104,669
Syniverse Holdings, Inc. *	13,969	232,025
TerreStar Corp. *	15,700	15,700
USA Mobility, Inc.	6,400	70,400
Virgin Mobile USA, Inc., Class A *	8,600	25,284

		631,609

Total Common Stocks		282,816,840

Exchange Traded Fund (0.0%)
Closed-End Fund (0.0%)
Kayne Anderson Energy Development Co.	2,800	47,404

	Principal
	Amount	Value
Warrants (0.0%)
Electric Utility (0.0%)
GreenHunter Energy, Inc.	100	0

Total Investments (Cost $348,079,825) (a) — 98.8%		282,864,244
Other assets in excess of liabilities — 1.2%		3,337,814

NET ASSETS — 100.0%		$286,202,058

*	Denotes a non-income producing security.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Small Cap Index Fund

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
At September 30, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number			Covered by	Appreciation/
of Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
50	Russell 2000 Mini Index	12/19/08	$3,392,000	$(160,578)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (92.3%)
AUSTRALIA (5.9%)
Air Freight & Logistics (0.0%)(a)
Toll Holdings Ltd.	42,949	$243,212

Airline (0.0%)(a)
Qantas Airways Ltd.	65,359	166,573

Beverages (0.1%)(a)
Coca-Cola Amatil Ltd.	38,785	258,877
Foster’s Group Ltd.	132,728	592,815
Lion Nathan Ltd.	16,815	125,852

		977,544

Biotechnology (0.2%)(a)
CSL Ltd.	40,967	1,240,701

Capital Markets (0.1%)(a)
Macquarie Group Ltd.	18,948	583,252
Perpetual Ltd.	1,489	57,191

		640,443

Chemicals (0.1%)
Incitec Pivot Ltd.*	83,423	334,135
Orica Ltd.(a)	24,568	414,781

		748,916

Commercial Banks (1.5%)(a)
Australia & New Zealand Banking Group Ltd.	131,275	2,027,460
Bendigo & Adelaide Bank Ltd.	15,218	145,229
Commonwealth Bank of Australia	90,478	3,187,772
National Australia Bank Ltd.	111,406	2,247,739
St George Bank Ltd.	37,997	896,547
Westpac Banking Corp.	128,237	2,272,233

		10,776,980

Commercial Services & Supplies (0.1%)(a)
Brambles Ltd.	95,570	596,137

Construction & Engineering (0.1%)(a)
Boart Longyear Group	87,319	78,738
Leighton Holdings Ltd.	10,313	317,327

		396,065

Construction Materials (0.0%)(a)
Boral Ltd.	41,297	204,992

Containers & Packaging (0.1%)(a)
Amcor Ltd.	58,797	258,474

Distributors (0.0%)(a)
Metcash Ltd.	43,379	138,817

Diversified Financial Services (0.1%)(a)
ASX Ltd.	11,973	295,053
Babcock & Brown Ltd.	21,282	34,811

		329,864

Diversified Telecommunication Services (0.1%)(a)
Telstra Corp. Ltd.	292,215	980,061

Energy Equipment & Services (0.0%)(a)
WorleyParsons Ltd.	10,228	252,904

Food & Staples Retailing (0.4%)(a)
Wesfarmers Ltd.	44,231	1,028,299
Wesfarmers Ltd. — PPS	8,463	194,747
Woolworths Ltd.	83,205	1,832,264

		3,055,310

Food Products (0.0%)(a)
Goodman Fielder Ltd.	53,505	60,677

Health Care Equipment & Supplies (0.0%)(a)
Cochlear Ltd.	3,911	187,350

Health Care Providers & Services (0.0%)(a)
Sonic Healthcare Ltd.	19,728	209,789

Hotels, Restaurants & Leisure (0.1%)(a)
Aristocrat Leisure Ltd.	22,983	120,384
Crown Ltd.	24,370	169,205
TABCORP Holdings Ltd.	37,045	243,297
Tatts Group Ltd.	80,642	155,446

		688,332

Industrial Conglomerate (0.0%)(a)
CSR Ltd.	70,442	141,100

Information Technology Services (0.0%)(a)
Computershare Ltd.	33,067	249,899

Insurance (0.5%)(a)
AMP Ltd.	129,120	733,970
AXA Asia Pacific Holdings Ltd.	49,378	203,112
Insurance Australia Group Ltd.	130,436	432,817
QBE Insurance Group Ltd.	60,813	1,311,084
Suncorp-Metway Ltd.	66,036	501,769

		3,182,752

Media (0.0%)(a)
Fairfax Media Ltd.	96,561	206,832

Metals & Mining (1.3%)(a)
Alumina Ltd.	95,218	240,001
BHP Billiton Ltd.	226,903	5,868,277
BlueScope Steel Ltd.	52,615	309,995
Fortescue Metals Group Ltd.*	86,976	330,810
Newcrest Mining Ltd.	31,117	646,344
OneSteel Ltd.	58,257	215,431
OZ Minerals Ltd.	205,567	260,759
Rio Tinto Ltd.	19,548	1,316,772
Sims Group Ltd.	10,738	260,085

		9,448,474

Multi-Utility (0.1%)(a)
AGL Energy Ltd.	26,274	289,674

Multiline Retail (0.0%)(a)
Harvey Norman Holdings Ltd.	38,884	97,909

Oil, Gas & Consumable Fuels (0.4%)(a)
Caltex Australia Ltd.	9,779	96,698
Origin Energy Ltd.	60,342	780,253
Paladin Energy Ltd.*	35,973	111,142
Santos Ltd.	40,966	626,637
Woodside Petroleum Ltd.	32,992	1,330,839

		2,945,569

Real Estate Investment Trusts (0.5%)(a)
CFS Retail Property Trust	104,205	189,012
Dexus Property Group	206,185	242,458
Goodman Group	108,662	219,202
GPT Group	154,418	225,651
Macquarie Office Trust	137,918	88,090
Mirvac Group	74,519	151,846
Stockland	101,529	455,650
Westfield Group	119,936	1,642,359

		3,214,268

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
AUSTRALIA (continued)
Real Estate Management & Development (0.0%)(a)
Lend Lease Corp. Ltd.	20,262	$149,411

Road & Rail (0.0%)(a)
Asciano Group	26,570	69,442

Textiles, Apparel & Luxury Goods (0.0%)(a)
Billabong International Ltd.	12,056	134,577

Transportation Infrastructure (0.1%)(a)
Macquarie Airports	49,402	108,576
Macquarie Infrastructure Group	167,660	317,814
Transurban Group	80,493	368,779

		795,169

		43,078,217

AUSTRIA (0.4%)(a)
Building Products (0.0%)
Wienerberger AG	6,080	165,051

Commercial Banks (0.1%)
Erste Group Bank AG	13,272	660,646
Raiffeisen International Bank Holding AG	3,825	276,225

		936,871

Construction & Engineering (0.0%)
Strabag SE	2,882	128,234

Diversified Telecommunication Services (0.1%)
Telekom Austria AG	24,315	427,756

Electric Utility (0.1%)
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	5,303	326,310

Insurance (0.0%)
Vienna Insurance Group	1,812	90,446

Machinery (0.0%)
Andritz AG	2,882	124,385

Metals & Mining (0.0%)
Voestalpine AG	8,210	256,512

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	11,586	488,281

Real Estate Management & Development (0.0%)
Immoeast AG*	18,308	46,238
Immofinanz Immobilien Anlagen AG	33,796	119,539

		165,777

		3,109,623

BELGIUM (0.8%)(a)
Beverages (0.1%)
InBev NV	12,049	716,749

Chemicals (0.1%)
Solvay SA	4,165	511,179
Umicore	8,875	274,039

		785,218

Commercial Banks (0.2%)
Dexia SA	36,533	399,008
KBC Groep NV	10,955	952,856

		1,351,864

Diversified Financial Services (0.2%)
Fortis	153,879	950,525
Groupe Bruxelles Lambert SA	5,098	439,937
KBC Ancora	2,295	151,213
Nationale A Portefeuille	2,077	137,435

		1,679,110

Diversified Telecommunication Services (0.1%)
Belgacom SA	11,906	448,511

Food & Staples Retailing (0.1%)
Colruyt SA	1,188	298,148
Delhaize Group	7,077	411,004

		709,152

Pharmaceuticals (0.0%)
UCB SA	7,157	254,245

Wireless Telecommunication Services (0.0%)
Mobistar SA	2,262	159,186

		6,104,035

BERMUDA (0.1%)(a)
Energy Equipment & Services (0.1%)
Seadrill Ltd.	19,593	406,114

Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	3,724	175,950

		582,064

CHINA (0.0%)(a)
Communications Equipment (0.0%)
Foxconn International Holdings Ltd.*	101,926	45,595

DENMARK (0.9%)(a)
Beverages (0.1%)
Carlsberg AS, Class B	5,025	383,188

Building Products (0.0%)
Rockwool International AS, Class B	226	19,333

Chemicals (0.1%)
Novozymes AS, Class B	3,275	291,897

Commercial Banks (0.2%)
Danske Bank AS	31,700	763,387
Jyske Bank AS*	2,925	147,301
Sydbank AS	4,704	141,128

		1,051,816

Construction & Engineering (0.0%)
FLSmidth & Co. AS	3,800	192,990

Electrical Equipment (0.2%)
Vestas Wind Systems AS*	12,850	1,121,801

Food Products (0.0%)
Danisco AS	3,550	199,558

Health Care Equipment & Supplies (0.0%)
Coloplast AS, Class B	1,800	133,603
William Demant Holding*	1,100	49,483

		183,086

Insurance (0.0%)
Topdanmark AS*	1,175	168,406
TrygVesta AS	1,249	80,321

		248,727

Marine (0.1%)
A P Moller — Maersk AS, Class A	33	284,707
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
DENMARK(a) (continued)
Marine (continued)
A P Moller — Maersk AS, Class B	77	$669,919

		954,626

Pharmaceuticals (0.2%)
Novo Nordisk AS, Class B	31,900	1,654,050

Road & Rail (0.0%)
DSV AS	13,753	218,990

		6,520,062

FINLAND (1.3%)(a)
Auto Components (0.0%)
Nokian Renkaat OYJ	7,550	181,649

Communications Equipment (0.7%)
Nokia OYJ	256,851	4,789,955

Construction & Engineering (0.0%)
YIT OYJ	9,305	97,152

Diversified Financial Services (0.0%)
Pohjola Bank PLC	6,186	90,138

Diversified Telecommunication Services (0.0%)
Elisa OYJ	10,150	199,140

Electric Utility (0.2%)
Fortum OYJ	31,000	1,040,188

Food & Staples Retailing (0.0%)
Kesko OYJ, Class B	4,800	122,790

Insurance (0.1%)
Sampo OYJ, Class A	29,900	680,182

Machinery (0.1%)
Cargotec Corp., Class B	2,100	42,893
Kone OYJ, Class B	10,860	295,515
Metso OYJ	9,100	223,158
Wartsila OYJ	6,000	252,735

		814,301

Media (0.0%)
Sanoma OYJ	5,610	106,072

Metals & Mining (0.1%)
Outokumpu OYJ	8,400	133,811
Rautaruukki OYJ	6,100	121,892

		255,703

Oil, Gas & Consumable Fuels (0.0%)
Neste Oil OYJ	9,150	190,798

Paper & Forest Products (0.1%)
Stora Enso OYJ, Class R	41,000	400,558
UPM-Kymmene OYJ	36,500	569,404

		969,962

Pharmaceuticals (0.0%)
Orion OYJ, Class B	3,821	64,727

		9,602,757

FRANCE (9.5%)
Aerospace & Defense (0.1%)(a)
Safran SA	13,379	234,107
Thales SA	6,334	319,598
Zodiac SA	3,061	145,961

		699,666

Airline (0.0%)(a)
Air France-KLM	9,709	222,260

Auto Components (0.1%)(a)
Compagnie Generale des Etablissements Michelin, Class B	10,086	653,201
Valeo SA	5,393	163,178

		816,379

Automobiles (0.2%)(a)
Peugeot SA	10,742	404,230
Renault SA	12,604	803,130

		1,207,360

Beverages (0.1%)(a)
Pernod-Ricard SA	11,472	1,010,435

Building Products (0.1%)(a)
Compagnie de Saint-Gobain	19,281	997,234

Chemicals (0.3%)(a)
Air Liquide	16,713	1,836,233

Commercial Banks (1.3%)(a)
BNP Paribas	55,038	5,253,036
Credit Agricole SA	60,285	1,160,920
Natixis	70,061	234,581
Societe Generale	31,432	2,823,122

		9,471,659

Commercial Services & Supplies (0.1%)
Bureau Veritas SA(a)	2,306	117,961
Societe BIC SA(a)	1,085	56,361
Suez Environnement SA*	18,905	465,414

		639,736

Communications Equipment (0.1%)(a)
Alcatel-Lucent*	161,840	623,594

Construction & Engineering (0.3%)(a)
Bouygues SA	17,040	771,809
Eiffage SA	2,081	111,488
Vinci SA	28,046	1,321,228

		2,204,525

Construction Materials (0.2%)(a)
Imerys SA	2,097	120,466
Lafarge SA	10,219	1,075,786

		1,196,252

Diversified Financial Services (0.0%)(a)
Eurazeo	1,386	117,179

Diversified Telecommunication Services (0.5%)(a)
France Telecom SA	123,709	3,469,492

Electric Utility (0.1%)(a)
EDF	13,315	962,715

Electrical Equipment (0.4%)(a)
Alstom SA	14,427	1,094,988
Legrand SA	6,699	151,065
Schneider Electric SA	14,952	1,283,813

		2,529,866

Energy Equipment & Services (0.1%)(a)
Compagnie Generale de Geophysique-Veritass SA*	9,193	291,644
Technip SA	7,180	403,395

		695,039

Food & Staples Retailing (0.3%)(a)
Carrefour SA	43,039	2,029,295
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
FRANCE (continued)
Food & Staples Retailing(a) (continued)
Casino Guichard Perrachon SA	3,117	$278,088

		2,307,383

Food Products (0.3%)(a)
Groupe Danone	29,536	2,094,744

Health Care Equipment & Supplies (0.1%)(a)
Cie Generale d’Optique Essilor International SA	14,050	701,632

Hotels, Restaurants & Leisure (0.2%)(a)
Accor SA	13,662	729,535
Sodexo	6,741	397,757

		1,127,292

Industrial Conglomerate (0.0%)(a)
Wendel	2,013	160,531

Information Technology Services (0.1%)(a)
Atos Origin SA	4,956	218,076
Cap Gemini SA	9,706	458,454

		676,530

Insurance (0.5%)(a)
AXA SA	104,552	3,421,953
CNP Assurances	2,443	275,898
SCOR SE	12,286	238,864

		3,936,715

Machinery (0.1%)(a)
Vallourec	3,693	796,754

Media (0.5%)(a)
Eutelsat Communications	5,467	145,403
JC Decaux SA	4,997	109,409
Lagardere SCA	8,527	384,311
M6-Metropole Television	4,841	106,415
PagesJaunes Groupe	9,366	130,680
Publicis Groupe	9,012	283,810
Societe Television Francaise 1	8,553	151,501
Vivendi	78,909	2,473,499

		3,785,028

Metals & Mining (0.0%)(a)
Eramet	276	105,721

Multi-Utility (0.7%)(a)
GDF SUEZ	73,801	3,839,044
Veolia Environnement	26,300	1,081,857

		4,920,901

Multiline Retail (0.1%)(a)
PPR	5,403	483,380

Office Electronics (0.0%)(a)
Neopost SA	2,276	214,586

Oil, Gas & Consumable Fuels (1.2%)(a)
Total SA	146,037	8,870,467

Personal Products (0.2%)(a)
L’Oreal SA	16,583	1,626,951

Pharmaceuticals (0.6%)(a)
Sanofi-Aventis SA	71,165	4,678,111

Real Estate Investment Trusts (0.2%)(a)
Gecina SA	714	76,945
ICADE	969	78,452
Klepierre	5,121	200,404
Unibail-Rodamco — Chi — X Europe Exchange	5,544	1,121,558
Unibail-Rodamco — London International Exchange	151	30,543

		1,507,902

Software (0.0%)(a)
Dassault Systemes SA	4,596	246,229

Textiles, Apparel & Luxury Goods (0.4%)(a)
Christian Dior SA	3,263	247,438
Hermes International	4,822	784,403
LVMH Moet Hennessy Louis Vuitton SA	16,608	1,457,868

		2,489,709

Transportation Infrastructure (0.0%)(a)
Aeroports de Paris	1,605	132,501

		69,562,691

GERMANY (8.0%)
Air Freight & Logistics (0.2%)(a)
Deutsche Post AG	58,855	1,234,451

Airline (0.0%)(a)
Deutsche Lufthansa AG	16,232	319,562

Auto Components (0.1%)(a)
Continental AG	8,426	695,054

Automobiles (1.1%)(a)
Bayerische Motoren Werke AG	23,101	899,549
Daimler AG	58,677	2,962,442
Volkswagen AG	9,849	3,866,931

		7,728,922

Capital Markets (0.4%)(a)
Deutsche Bank AG	36,707	2,665,021

Chemicals (0.7%)(a)
BASF SE	64,021	3,089,837
K+S AG	10,354	737,136
Linde AG	9,346	1,000,785
Wacker Chemie AG	1,125	162,512

		4,990,270

Commercial Banks (0.1%)(a)
Commerzbank AG	47,850	737,177
Deutsche Postbank AG	5,829	227,146
Hypo Real Estate Holding AG	11,429	65,139

		1,029,462

Construction & Engineering (0.0%)(a)
Bilfinger Berger AG	2,687	141,119
Hochtief AG	3,036	145,914

		287,033

Construction Materials (0.0%)(a)
HeidelbergCement AG	1,340	141,337

Diversified Financial Services (0.2%)(a)
Deutsche Boerse AG	13,238	1,225,844

Diversified Telecommunication Services (0.4%)(a)
Deutsche Telekom AG	191,645	2,911,491

Electric Utility (0.9%)(a)
E. ON AG	128,529	6,527,000

Electrical Equipment (0.1%)(a)
Q-Cells AG*	4,247	360,996
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
GERMANY (continued)
Electrical Equipment(a) (continued)
Solarworld AG	5,916	$257,949

		618,945

Food & Staples Retailing (0.1%)(a)
Metro AG	7,995	400,975

Health Care Equipment & Supplies (0.0%)(a)
Fresenius SE	1,376	100,974

Health Care Providers & Services (0.1%)(a)
Celesio AG	6,059	264,134
Fresenius Medical Care AG & Co. KGaA	13,338	689,044

		953,178

Hotels, Restaurants & Leisure (0.0%)(a)
TUI AG	15,272	251,043

Household Products (0.0%)(a)
Henkel AG & Co. KGaA	7,674	235,111

Industrial Conglomerates (0.8%)(a)
Rheinmetall AG	2,622	142,810
Siemens AG	58,801	5,529,869

		5,672,679

Insurance (0.9%)(a)
Allianz SE	30,588	4,213,865
Hannover Rueckversicherung AG	4,392	158,090
Muenchener Rueckversicherungs AG	13,984	2,115,864

		6,487,819

Internet Software & Services (0.0%)(a)
United Internet AG	9,271	100,989

Machinery (0.1%)(a)
GEA Group AG	10,770	212,856
MAN AG	7,422	504,801

		717,657

Metals & Mining (0.2%)(a)
Salzgitter AG	2,898	298,569
ThyssenKrupp AG	25,148	767,139

		1,065,708

Multi-Utility (0.4%)(a)
RWE AG	30,168	2,894,875

Multiline Retail (0.0%)
Arcandor AG*	2,880	9,527

Personal Products (0.1%)(a)
Beiersdorf AG	6,238	395,897

Pharmaceuticals (0.6%)(a)
Bayer AG	51,698	3,794,442
Merck KGAA	4,541	484,197

		4,278,639

Real Estate Management & Development (0.0%)(a)
IVG Immobilien AG	6,959	68,027

Semiconductors & Semiconductor Equipment (0.0%)(a)
Infineon Technologies AG*	52,683	295,437

Software (0.4%)(a)
SAP AG	59,020	3,140,387

Textiles, Apparel & Luxury Goods (0.1%)(a)
Adidas AG	14,229	761,412
Puma AG Rudolf Dassler Sport	397	109,324

		870,736

Transportation Infrastructure (0.0%)(a)
Fraport AG	2,673	158,451
Hamburger Hafen und Logistik AG	1,236	73,650

		232,101

		58,546,151

GREECE (0.6%)(a)
Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA	9,718	212,076

Capital Markets (0.0%)
Marfin Investment Group SA	42,170	302,475

Commercial Banks (0.4%)
Alpha Bank AE	26,648	580,075
EFG Eurobank Ergasias SA	20,465	372,985
National Bank of Greece SA	34,508	1,398,222
Piraeus Bank SA	21,969	457,372

		2,808,654

Construction Materials (0.0%)
Titan Cement Co. SA	3,991	131,788

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	19,081	342,931

Electric Utility (0.0%)
Public Power Corp. SA	7,219	111,353

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	15,086	462,985

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	5,011	53,390

		4,425,652

HONG KONG (2.0%)(a)
Airline (0.0%)
Cathay Pacific Airways Ltd.	87,000	148,401

Commercial Banks (0.3%)
Bank of East Asia Ltd.	101,000	317,940
BOC Hong Kong Holdings Ltd.	261,000	466,623
CITIC International Financial Holdings Ltd.*	150,000	99,291
Hang Seng Bank Ltd.	53,400	1,009,513
Wing Hang Bank Ltd.	7,000	53,783
Wing Lung Bank	6,100	121,948

		2,069,098

Distributors (0.1%)
Li & Fung Ltd.	158,800	388,604

Diversified Financial Services (0.1%)
Hong Kong Exchanges and Clearing Ltd.	71,000	874,494

Diversified Telecommunication Services (0.0%)
PCCW Ltd.	279,000	116,258

Electric Utilities (0.3%)
Cheung Kong Infrastructure Holdings Ltd.	25,000	116,345
CLP Holdings Ltd.	142,500	1,149,548
HongKong Electric Holdings	97,500	612,414

		1,878,307

Electronic Equipment & Instruments (0.0%)
Kingboard Chemical Holdings Ltd.	36,000	122,925

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
HONG KONG(a) (continued)
Hotels, Restaurants & Leisure (0.0%)
Genting International PLC*	170,060	$54,562
Shangri-La Asia Ltd.	66,000	94,559

		149,121

Industrial Conglomerates (0.2%)
Hutchison Whampoa Ltd.	149,000	1,144,438
NWS Holdings Ltd.	40,000	71,777

		1,216,215

Marine (0.0%)
Orient Overseas International Ltd.	11,000	28,180
Pacific Basin Shipping Ltd.	121,547	101,058
Shun Tak Holdings Ltd.	92,000	31,679

		160,917

Media (0.0%)
Television Broadcasts Ltd.	17,000	72,193

Multiline Retail (0.0%)
Lifestyle International Holdings Ltd.	31,899	36,233

Natural Gas Utility (0.1%)
Hong Kong & China Gas Co. Ltd.	280,180	639,592

Oil, Gas & Consumable Fuels (0.0%)
Mongolia Energy Corp. Ltd.*	242,380	130,522

Paper & Forest Products (0.0%)
Lee & Man Paper Manufacturing Ltd.	24,000	13,153

Real Estate Investment Trusts (0.1%)
Link REIT (The)	152,000	315,983

Real Estate Management & Development (0.6%)
Cheung Kong Holdings Ltd.	97,000	1,098,903
Chinese Estates Holdings Ltd.	68,000	84,266
Hang Lung Group Ltd.	49,000	155,219
Hang Lung Properties Ltd.	147,000	346,054
Henderson Land Development Co. Ltd.	76,000	338,801
Hopewell Holdings	37,511	136,232
Hysan Development Co. Ltd.	43,000	111,936
Kerry Properties Ltd.	46,500	150,714
New World Development Ltd.	174,130	193,942
Sino Land Co.	124,000	138,884
Sun Hung Kai Properties Ltd.	98,000	1,009,901
Swire Pacific Ltd., Class A	58,000	509,845
Wharf Holdings Ltd.	98,000	279,988
Wheelock & Co. Ltd.	42,000	76,183

		4,630,868

Road & Rail (0.1%)
MTR Corp.	100,000	295,284

Semiconductors & Semiconductor Equipment (0.0%)
ASM Pacific Technology Ltd.	13,500	78,032

Specialty Retail (0.1%)
Esprit Holdings Ltd.	74,500	461,808

Textiles, Apparel & Luxury Goods (0.0%)
C C Land Holdings Ltd.	38,535	8,419
Yue Yuen Industrial Holdings Ltd.	49,500	135,222

		143,641

Trading Companies & Distributors (0.0%)
Noble Group Ltd.	113,200	107,752

Transportation Infrastructure (0.0%)
Hong Kong Aircraft Engineerg Co. Ltd.	1,600	18,400

Wireless Telecommunication Services (0.0%)
Hutchison Telecommunications International Ltd.*	124,000	138,481

		14,206,282

IRELAND (0.4%)
Airline (0.0%)(a)
Ryanair Holdings PLC*	5,422	17,295

Commercial Banks (0.2%)
Allied Irish Banking PLC(a)	61,839	508,275
Anglo Irish Bank Corp. PLC(a)	53,957	294,085
Governor & Co. of the Bank of Ireland (The)	70,628	401,812

		1,204,172

Commercial Services & Supplies (0.1%)(a)
Experian PLC	70,953	470,166

Construction Materials (0.1%)(a)
CRH PLC	36,635	775,166

Food Products (0.0%)(a)
Kerry Group PLC, Class A	9,970	292,038

Insurance (0.0%)(a)
Irish Life & Permanent PLC	19,463	136,327

Pharmaceuticals (0.0%)(a)
Elan Corp. PLC*	29,935	316,811

		3,211,975

ITALY (3.4%)(a)
Aerospace & Defense (0.1%)
Finmeccanica SpA	20,945	453,972

Auto Components (0.0%)
Pirelli & C SpA	195,169	115,139

Automobiles (0.1%)
Fiat SpA	49,577	666,117

Capital Markets (0.1%)
Mediobanca SpA	34,603	469,595

Commercial Banks (1.2%)
Banca Carige SpA	37,699	124,520
Banca Monte dei Paschi di Siena SpA	174,159	433,391
Banca Popolare di Milano Scarl	28,248	240,039
Banco Popolare SC	44,803	695,890
Intesa Sanpaolo SpA	519,285	2,855,440
Intesa Sanpaolo SpA — RSP	52,780	251,764
UniCredit SpA	763,993	2,856,424
Unione di Banche Italiane SCPA	42,372	928,100

		8,385,568

Construction Materials (0.0%)
Italcementi SpA	5,527	68,452
Italcementi SpA — RSP	4,301	40,530

		108,982

Diversified Financial Services (0.0%)
IFIL — Investments SpA	23,159	105,005

Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	682,504	1,015,608
Telecom Italia SpA — RSP	380,019	430,708

		1,446,316

Electric Utilities (0.4%)
Enel SpA	293,445	2,449,236
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
ITALY(a) (continued)
Electric Utilities (continued)
Terna Rete Elettrica Nazionale SpA	85,339	$313,703

		2,762,939

Electrical Equipment (0.0%)
Prysmian SpA	7,812	153,646

Energy Equipment & Services (0.1%)
Saipem SpA	18,549	554,926

Food Products (0.0%)
Parmalat SpA	118,350	279,318

Hotels, Restaurants & Leisure (0.0%)
Autogrill SpA	7,769	88,198
Lottomatica SpA	4,530	118,603

		206,801

Insurance (0.4%)
Alleanza Assicurazioni SpA	30,169	277,276
Assicurazioni Generali SpA	71,412	2,370,333
Fondiaria-Sai SpA	5,110	120,598
Mediolanum SpA	16,952	77,644
Unipol Gruppo Finanziario SpA	39,514	84,779

		2,930,630

Media (0.1%)
Mediaset SpA	54,408	345,492

Multi-Utility (0.0%)
A2A SpA	89,941	229,465

Natural Gas Utility (0.1%)
Snam Rete Gas SpA	55,567	335,763

Oil, Gas & Consumable Fuels (0.6%)
ENI SpA	176,296	4,672,243

Textiles, Apparel & Luxury Goods (0.0%)
Bulgari SpA	11,305	101,181
Luxottica Group SpA	9,948	228,855

		330,036

Transportation Infrastructure (0.0%)
Atlantia SpA	15,828	326,061

		24,878,014

JAPAN (20.7%)
Air Freight & Logistics (0.0%)(a)
Yamato Holdings Co. Ltd.	27,000	302,447

Airlines (0.0%)(a)
All Nippon Airways Co. Ltd.	46,000	163,891
Japan Airlines Corp.*	65,000	133,861

		297,752

Auto Components (0.4%)(a)
Aisin Seiki Co. Ltd.	13,500	330,663
Bridgestone Corp.	42,200	799,023
Denso Corp.	33,700	826,705
NGK Spark Plug Co. Ltd.	13,000	126,575
NHK Spring Co. Ltd.	9,000	49,922
NOK Corp.	6,000	67,273
Stanley Electric Co. Ltd.	10,800	158,457
Sumitomo Rubber Industries, Inc.	12,600	112,269
Tokai Rika Co. Ltd.	4,100	52,083
Toyoda Gosei Co. Ltd.	4,800	81,566
Toyota Boshoku Corp.	5,000	55,283
Toyota Industries Corp.	10,700	270,069

		2,929,888

Automobiles (2.0%)(a)
Daihatsu Motor Co. Ltd.	14,000	153,186
Fuji Heavy Industries Ltd.	42,000	212,775
Honda Motor Co. Ltd.	113,500	3,443,254
Isuzu Motors Ltd.	90,000	250,148
Mazda Motor Corp.	65,000	264,751
Mitsubishi Motors Corp.*	250,000	421,334
Nissan Motor Co. Ltd.	156,300	1,057,016
Suzuki Motor Corp.	24,600	455,882
Toyota Motor Corp.	188,200	8,047,158
Yamaha Motor Co. Ltd.	14,300	195,338

		14,500,842

Beverages (0.2%)(a)
Asahi Breweries Ltd.	27,000	473,283
Coca-Cola West Holdings Co. Ltd.	3,100	70,061
Ito En Ltd.	4,900	63,613
Kirin Holdings Co. Ltd.	55,000	722,749
Sapporo Holdings Ltd.	14,000	103,977

		1,433,683

Building Products (0.2%)(a)
Asahi Glass Co. Ltd.	70,000	615,431
Daikin Industries Ltd.	18,300	617,310
JS Group Corp.	14,800	186,343
Nippon Sheet Glass Co. Ltd.	43,000	222,721
TOTO Ltd.	19,000	140,526

		1,782,331

Capital Markets (0.4%)(a)
Daiwa Securities Group, Inc.	93,000	677,483
Jafco Co. Ltd.	2,500	94,244
Nomura Holdings, Inc.	121,800	1,589,727
SBI Holdings, Inc.	1,190	178,163
Shinko Securities Co. Ltd.	23,000	64,951

		2,604,568

Chemicals (0.8%)(a)
Asahi Kasei Corp.	84,000	353,472
Daicel Chemical Industries Ltd.	21,000	94,484
Denki Kagaku Kogyo KK	36,000	94,722
DIC Corp.	32,000	60,614
JSR Corp.	12,800	170,719
Kaneka Corp.	13,000	71,826
Kansai Paint Co. Ltd.	8,000	49,628
Kuraray Co. Ltd.	24,500	243,570
Mitsubishi Chemical Holdings Corp.	82,000	433,492
Mitsubishi Gas Chemical Co., Inc.	28,000	135,434
Mitsubishi Rayon Co. Ltd.	40,000	99,076
Mitsui Chemicals, Inc.	45,000	198,413
Nissan Chemical Industries Ltd.	11,000	101,022
Nitto Denko Corp.	11,600	295,153
Shin-Etsu Chemical Co. Ltd.	28,400	1,350,631
Showa Denko KK	85,000	179,253
Sumitomo Chemical Co. Ltd.	110,000	486,004
Taiyo Nippon Sanso Corp.	16,000	126,771
Teijin Ltd.	64,000	192,338
Tokuyama Corp.	16,000	92,849
Toray Industries, Inc.	93,000	436,679
Tosoh Corp.	37,000	109,197
UBE Industries Ltd.	72,000	194,163

		5,569,510

Commercial Banks (2.4%)(a)
77 Bank Ltd. (The)	25,000	126,076
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Commercial Banks(a) (continued)
Aozora Bank Ltd.	39,000	$61,146
Bank of Kyoto Ltd. (The)	22,000	224,569
Bank of Yokohama Ltd. (The)	86,000	426,053
Chiba Bank Ltd. (The)	54,000	283,168
Chugoku Bank Ltd. (The)	9,000	125,607
Chuo Mitsui Trust Holdings, Inc.	69,000	372,564
Fukuoka Financial Group, Inc.	55,000	202,428
Gunma Bank Ltd. (The)	23,000	131,174
Hachijuni Bank Ltd. (The)	24,000	127,335
Hiroshima Bank Ltd. (The)	37,000	137,077
Hokuhoku Financial Group, Inc.	67,000	149,538
Iyo Bank Ltd. (The)	14,000	152,635
Joyo Bank Ltd. (The)	50,000	227,654
Mitsubishi UFJ Financial Group, Inc.	707,967	6,174,520
Mizuho Financial Group, Inc.	664	2,904,180
Mizuho Trust & Banking Co. Ltd.	78,000	107,036
Nishi-Nippon City Bank Ltd. (The)	37,000	92,402
Resona Holdings, Inc.	356	480,324
Sapporo Hokuyo Holdings, Inc.	17	85,113
Shinsei Bank Ltd.	108,000	332,233
Shizuoka Bank Ltd. (The)	42,000	413,573
Sumitomo Mitsui Financial Group, Inc.	460	2,884,453
Sumitomo Trust & Banking Co. Ltd. (The)	99,000	659,675
Suruga Bank Ltd.	16,000	186,263
Yamaguchi Financial Group, Inc.	12,000	146,464

		17,213,260

Commercial Services & Supplies (0.2%)(a)
Dai Nippon Printing Co. Ltd.	41,000	553,103
Secom Co. Ltd.	14,600	608,287
Toppan Printing Co. Ltd.	37,000	288,595

		1,449,985

Computers & Peripherals (0.4%)(a)
Fujitsu Ltd.	129,000	725,337
Mitsumi Electric Co. Ltd.	5,900	149,840
NEC Corp.	134,000	572,813
Seiko Epson Corp.	9,000	209,330
Toshiba Corp.	213,000	929,080

		2,586,400

Construction & Engineering (0.1%)(a)
JGC Corp.	15,000	240,684
Kajima Corp.	60,000	181,279
Kinden Corp.	4,000	38,111
Obayashi Corp.	44,000	222,545
Shimizu Corp.	42,000	200,099
Taisei Corp.	69,000	180,099

		1,062,817

Construction Materials (0.0%)(a)
Taiheiyo Cement Corp.	67,000	97,694

Consumer Finance (0.2%)(a)
Acom Co. Ltd.	4,560	155,865
Aeon Credit Service Co. Ltd.	4,500	45,936
Aiful Corp.	5,900	45,657
Credit Saison Co. Ltd.	11,600	190,673
ORIX Corp.	6,380	798,940
Promise Co. Ltd.	4,400	85,153
Takefuji Corp.	8,010	104,250

		1,426,474

Containers & Packaging (0.0%)(a)
Toyo Seikan Kaisha Ltd.	11,600	178,092

Distributors (0.0%)(a)
Canon Marketing Japan, Inc.	1,400	21,448

Diversified Consumer Services (0.0%)(a)
Benesse Corp.	5,300	216,505

Diversified Financial Services (0.0%)(a)
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,270	107,024

Diversified Telecommunication Services (0.2%)(a)
Nippon Telegraph & Telephone Corp.	344	1,535,642

Electric Utilities (0.9%)(a)
Chubu Electric Power Co., Inc.	45,800	1,079,327
Chugoku Electric Power Co., Inc. (The)	17,000	348,577
Hokkaido Electric Power Co., Inc.	13,700	286,100
Hokuriku Electric Power Co.	12,400	298,423
Kansai Electric Power Co., Inc. (The)	53,200	1,183,788
Kyushu Electric Power Co., Inc.	26,400	550,375
Shikoku Electric Power Co., Inc.	12,400	311,489
Tohoku Electric Power Co., Inc.	29,700	638,477
Tokyo Electric Power Co., Inc. (The)	83,800	2,062,142

		6,758,698

Electrical Equipment (0.3%)(a)
Fuji Electric Holdings Co. Ltd.	41,000	99,052
Furukawa Electric Co. Ltd.	45,000	198,743
Matsushita Electric Works Ltd.	21,000	186,518
Mitsubishi Electric Corp.	134,000	904,234
Sumitomo Electric Industries Ltd.	52,200	568,234
Ushio, Inc.	8,600	141,718

		2,098,499

Electronic Equipment & Instruments (1.0%)
Alps Electric Co. Ltd.(a)	12,800	100,212
Citizen Holdings Co. Ltd.(a)	23,500	162,896
FUJIFILM Holdings Corp.(a)	33,800	871,517
Hirose Electric Co. Ltd.(a)	2,300	219,241
Hitachi Chemical Co. Ltd.(a)	7,700	103,343
Hitachi Ltd.	232,000	1,566,447
HOYA Corp.(a)	28,800	571,409
Ibiden Co. Ltd.(a)	9,500	231,302
Keyence Corp.(a)	2,600	518,729
Kyocera Corp.(a)	11,300	857,855
Mabuchi Motor Co. Ltd.(a)	2,300	104,600
Murata Manufacturing Co. Ltd.(a)	14,900	601,608
Nidec Corp.(a)	7,600	467,608
Nippon Electric Glass Co. Ltd.(a)	24,500	221,964
Omron Corp.(a)	11,200	173,874
TDK Corp.(a)	8,600	430,798
Yaskawa Electric Corp.(a)	18,000	102,511
Yokogawa Electric Corp.(a)	16,900	107,320

		7,413,234

Food & Staples Retailing (0.4%)(a)
AEON Co. Ltd.	44,800	457,779
FamilyMart Co. Ltd.	4,200	177,742
Lawson, Inc.	5,000	230,609
Seven & I Holdings Co. Ltd.	59,400	1,706,797
UNY Co. Ltd.	13,000	132,308

		2,705,235

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Food Products (0.2%)(a)
Ajinomoto Co., Inc.	47,000	$448,011
Kikkoman Corp.	11,000	149,016
Meiji Dairies Corp.	20,000	106,940
Nippon Meat Packers, Inc.	13,000	197,162
Nisshin Seifun Group, Inc.	12,500	168,292
Nissin Food Products Co. Ltd.	5,900	210,310
Toyo Suisan Kaisha Ltd.	6,000	152,127
Yakult Honsha Co. Ltd.	6,900	212,647
Yamazaki Baking Co. Ltd.	7,000	84,907

		1,729,412

Gas Distribution (0.0%)(a)
TOHO GAS Co. Ltd.	34,000	187,552

Health Care Equipment & Supplies (0.2%)(a)
Olympus Corp.	16,000	467,709
Shimadzu Corp.	14,000	113,462
Terumo Corp.	11,700	610,410

		1,191,581

Health Care Providers & Services (0.0%)(a)
Alfresa Holdings Corp.	2,100	101,673
Mediceo Paltac Holdings Co. Ltd.	7,400	90,543
Suzuken Co. Ltd.	3,600	109,415

		301,631

Hotels, Restaurants & Leisure (0.0%)(a)
Oriental Land Co. Ltd.	3,700	250,871

Household Durables (0.9%)(a)
Casio Computer Co. Ltd.	17,000	159,634
Haseko Corp.	97,000	69,673
Makita Corp.	8,700	178,249
Matsushita Electric Industrial Co. Ltd.	124,000	2,138,002
Pioneer Corp.	11,800	77,845
Sanyo Electric Co. Ltd.*	119,000	206,646
Sekisui Chemical Co. Ltd.	31,000	184,306
Sekisui House Ltd.	31,000	284,652
Sharp Corp.	69,000	754,073
Sony Corp.	69,100	2,131,179

		6,184,259

Household Products (0.2%)(a)
Kao Corp.	36,000	965,567
Unicharm Corp.	3,000	230,322

		1,195,889

Independent Power Producers & Energy Traders (0.0%)(a)
Electric Power Development Co. Ltd.	7,400	239,000

Industrial Conglomerate (0.1%)(a)
Hankyu Hanshin Holdings, Inc.	74,000	339,945

Information Technology Services (0.1%)(a)
CSK Holdings Corp.	5,400	78,924
Itochu Techno-Solutions Corp.	700	17,833
Nomura Research Institute Ltd.	8,100	166,732
NTT Data Corp.	88	347,958
Obic Co. Ltd.	230	37,540
Otsuka Corp.	900	58,743

		707,730

Insurance (0.6%)(a)
Aioi Insurance Co. Ltd.	31,000	154,648
Mitsui Sumitomo Insurance Group Holdings, Inc.	26,204	892,566
Nipponkoa Insurance Co. Ltd.	37,000	207,999
Sompo Japan Insurance, Inc.	58,000	492,355
Sony Financial Holdings, Inc.	62	244,138
T&D Holdings, Inc.	13,650	721,116
Tokio Marine Holdings, Inc.	47,000	1,725,793

		4,438,615

Internet & Catalog Retail (0.1%)(a)
Dena Co. Ltd.	21	84,623
Rakuten, Inc.	465	262,427

		347,050

Internet Software & Services (0.0%)(a)
Yahoo! Japan Corp.	942	308,424

Leisure Equipment & Products (0.2%)(a)
Namco Bandai Holdings, Inc.	11,500	126,444
Nikon Corp.	24,000	575,818
Sankyo Co. Ltd.	3,800	192,914
Sega Sammy Holdings, Inc.	13,400	121,229
Shimano, Inc.	4,900	168,711
Yamaha Corp.	12,500	213,176

		1,398,292

Machinery (0.9%)(a)
Amada Co. Ltd.	26,000	142,808
Fanuc Ltd.	13,300	1,000,724
Hino Motors Ltd.	20,000	80,876
Hitachi Construction Machinery Co. Ltd.	7,700	190,346
IHI Corp.	74,000	116,294
Japan Steel Works Ltd. (The)	25,000	310,869
JTEKT Corp.	13,900	158,618
Kawasaki Heavy Industries Ltd.	107,000	228,326
Komatsu Ltd.	62,100	1,016,814
Kubota Corp.	76,000	479,434
Kurita Water Industries Ltd.	8,100	189,744
Minebea Co. Ltd.	26,000	97,529
Mitsubishi Heavy Industries Ltd.	222,000	964,390
Mitsui Engineering & Shipbuilding Co. Ltd.	51,000	97,199
NGK Insulators Ltd.	18,000	220,395
NSK Ltd.	32,000	184,888
NTN Corp.	24,000	124,741
OKUMA Corp.	11,000	63,839
SMC Corp.	4,000	416,810
Sumitomo Heavy Industries Ltd.	41,000	195,505
THK Co. Ltd.	8,700	135,391

		6,415,540

Marine (0.2%)(a)
Kawasaki Kisen Kaisha Ltd.	43,000	266,064
Mitsui OSK Lines Ltd.	79,000	686,477
Nippon Yusen KK	77,000	502,004

		1,454,545

Media (0.1%)(a)
Dentsu, Inc.	138	277,579
Fuji Television Network, Inc.	17	21,931
Hakuhodo DY Holdings, Inc.	740	36,512
Jupiter Telecommunications Co. Ltd.(b)	109	78,493
Toho Co. Ltd.	5,700	119,302
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Media(a) (continued)
Tokyo Broadcasting System, Inc.	500	$8,584

		542,401

Metals & Mining (0.7%)(a)
Daido Steel Co. Ltd.	22,000	116,450
Dowa Holdings Co. Ltd.	20,000	89,697
Hitachi Metals Ltd.	12,000	143,445
JFE Holdings, Inc.	36,000	1,116,740
Kobe Steel Ltd.	186,000	374,337
Maruichi Steel Tube Ltd.	1,600	43,952
Mitsubishi Materials Corp.	81,000	254,458
Mitsui Mining & Smelting Co. Ltd.	43,000	100,380
Nippon Steel Corp.	352,000	1,329,041
Nisshin Steel Co. Ltd.	30,000	58,041
OSAKA Titanium Technologies Co.	1,400	46,605
Sumitomo Metal Industries Ltd.	266,000	824,756
Sumitomo Metal Mining Co. Ltd.	38,000	380,879
Toho Titanium Co. Ltd.	141	2,182
Tokyo Steel Manufacturing Co. Ltd.	8,100	89,512
Yamato Kogyo Co. Ltd.	2,900	101,346

		5,071,821

Multiline Retail (0.1%)(a)
Isetan Mitsukoshi Holdings Ltd.*	22,960	269,430
J. Front Retailing Co. Ltd.	28,400	163,866
Marui Group Co. Ltd.	18,600	138,922
Takashimaya Co. Ltd.	21,000	183,002

		755,220

Natural Gas Utility (0.2%)(a)
Osaka Gas Co. Ltd.	136,000	468,355
Tokyo Gas Co. Ltd.	162,000	676,035

		1,144,390

Office Electronics (0.5%)(a)
Brother Industries Ltd.	12,300	130,255
Canon, Inc.	73,300	2,779,259
Konica Minolta Holdings, Inc.	33,500	382,917
Ricoh Co. Ltd.	47,000	660,959

		3,953,390

Oil, Gas & Consumable Fuels (0.2%)(a)
Cosmo Oil Co. Ltd.	32,000	75,914
Idemitsu Kosan Co. Ltd.(b)	1,300	105,299
Inpex Holdings, Inc.	57	484,479
Japan Petroleum Exploration Co.	1,600	82,144
Nippon Mining Holdings, Inc.	62,000	249,773
Nippon Oil Corp.	92,000	463,349
Showa Shell Sekiyu KK	13,900	135,400
TonenGeneral Sekiyu KK	14,000	115,002

		1,711,360

Paper & Forest Products (0.1%)(a)
Nippon Paper Group, Inc.	65	189,981
OJI Paper Co. Ltd.	60,000	301,692

		491,673

Personal Products (0.1%)(a)
Shiseido Co. Ltd.	23,000	515,121

Pharmaceuticals (1.1%)(a)
Astellas Pharma, Inc.	34,100	1,433,058
Chugai Pharmaceutical Co. Ltd.	15,800	257,506
Daiichi Sankyo Co. Ltd.	48,200	1,242,118
Dainippon Sumitomo Pharma Co. Ltd.	12,000	98,317
Eisai Co. Ltd.	17,500	683,471
Hisamitsu Pharmaceutical Co., Inc.	4,800	210,116
Kyowa Hakko Kogyo Co. Ltd.	19,000	199,852
Mitsubishi Tanabe Pharma Corp.	12,000	166,801
Ono Pharmaceutical Co. Ltd.	5,700	263,372
Santen Pharmaceutical Co. Ltd.	4,300	109,324
Shionogi & Co. Ltd.	21,000	425,402
Taisho Pharmaceutical Co. Ltd.	9,000	178,533
Takeda Pharmaceutical Co. Ltd.	57,300	2,885,496

		8,153,366

Real Estate Investment Trusts (0.1%)(a)
Japan Prime Realty Investment Corp.	42	99,600
Japan Real Estate Investment Corp.	30	242,115
Japan Retail Fund Investment Corp.	26	106,913
Nippon Building Fund, Inc.	36	348,067
Nomura Real Estate Office Fund, Inc.	16	109,350

		906,045

Real Estate Management & Development (0.6%)(a)
Aeon Mall Co. Ltd.	3,300	98,368
Daito Trust Construction Co. Ltd.	5,700	212,029
Daiwa House Industry Co. Ltd.	36,000	344,229
Leopalace21 Corp.	9,700	75,016
Mitsubishi Estate Co. Ltd.	81,000	1,596,342
Mitsui Fudosan Co. Ltd.	58,000	1,120,831
Nomura Real Estate Holdings, Inc.	3,900	92,910
NTT Urban Development Corp.	55	66,889
Sumitomo Realty & Development Co. Ltd.	26,000	566,327
Tokyo Tatemono Co. Ltd.	20,000	95,124
Tokyu Land Corp.	33,000	122,680

		4,390,745

Road & Rail (0.7%)(a)
Central Japan Railway Co.	108	1,018,532
East Japan Railway Co.	234	1,745,333
Keihin Electric Express Railway Co. Ltd.	23,000	150,772
Keio Corp.	33,000	177,740
Keisei Electric Railway Co. Ltd.	18,000	99,117
Kintetsu Corp.	114,000	397,331
Nippon Express Co. Ltd.	57,000	254,497
Odakyu Electric Railway Co. Ltd.	44,000	325,729
Tobu Railway Co. Ltd.	58,000	281,278
Tokyu Corp.	80,000	382,259
West Japan Railway Co.	119	509,687

		5,342,275

Semiconductors & Semiconductor Equipment (0.2%)(a)
Advantest Corp.	10,600	224,174
Elpida Memory, Inc.*	7,900	148,501
NEC Electronics Corp.*	900	18,807
Rohm Co. Ltd.	7,100	390,581
Shinko Electric Industries Co. Ltd.	5,300	50,173
Sumco Corp.	7,200	113,976
Tokyo Electron Ltd.	11,900	538,566

		1,484,778

Software (0.5%)(a)
Konami Corp.	7,200	181,196
Nintendo Co. Ltd.	6,800	2,884,788
Oracle Corp.	1,600	72,830
Square Enix Co. Ltd.	4,600	134,547
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Software(a) (continued)
Trend Micro, Inc.	7,500	$284,307

		3,557,668

Specialty Retail (0.2%)(a)
Fast Retailing Co. Ltd.	3,300	336,560
Hikari Tsushin, Inc.	600	12,847
Nitori Co. Ltd.	2,850	169,355
Shimamura Co. Ltd.	1,600	107,312
USS Co. Ltd.	1,050	67,540
Yamada Denki Co. Ltd.	6,050	458,648

		1,152,262

Textiles, Apparel & Luxury Goods (0.0%)(a)
Asics Corp.	12,000	93,302
Nisshinbo Industries, Inc.	10,000	97,536
Onward Holdings Co. Ltd.	8,000	83,679

		274,517

Tobacco (0.2%)(a)
Japan Tobacco, Inc.	310	1,168,581

Trading Companies & Distributors (0.8%)(a)
Hitachi High-Technologies Corp.	5,100	101,147
ITOCHU Corp.	105,000	632,626
Marubeni Corp.	115,000	521,367
Mitsubishi Corp.	93,300	1,946,526
Mitsui & Co. Ltd.	119,000	1,477,513
Sojitz Corp.	87,200	202,134
Sumitomo Corp.	78,200	729,228
Toyota Tsusho Corp.	13,700	179,516

		5,790,057

Transportation Infrastructure (0.0%)(a)
Kamigumi Co. Ltd.	19,000	142,749
Mitsubishi Logistics Corp.	8,000	101,379

		244,128

Wireless Telecommunication Services (0.5%)(a)
KDDI Corp.	201	1,138,759
NTT DoCoMo, Inc.	1,046	1,674,566
Softbank Corp.	52,300	681,649

		3,494,974

		151,127,136

JERSEY (0.0%)(a)
Real Estate Management & Development (0.0%)
Atrium European Real Estate*	17,047	128,415

LUXEMBOURG (0.1%)(a)
Energy Equipment & Services (0.0%)
Acergy SA	14,000	141,590

Media (0.1%)
Ses — FDR	913	18,975
SES FDR (XPAR)	18,037	373,326

		392,301

Metals & Mining (0.4%)
ArcelorMittal (XAMS)	400	20,243
ArcelorMittal (XPAR)	58,581	2,967,114

		2,987,357

Wireless Telecommunication Services (0.0%)
Millicom International Cellular SA — SDR	4,437	306,488

		860,622

NETHERLANDS (2.5%)(a)
Aerospace & Defense (0.1%)
European Aeronautic Defence and Space Co. NV	22,901	390,741

Air Freight & Logistics (0.1%)
TNT NV	26,491	733,874

Beverages (0.1%)
Heineken Holding NV	6,617	259,738
Heineken NV	16,000	642,745

		902,483

Chemicals (0.2%)
Akzo Nobel NV	18,957	909,971
Koninklijke DSM NV	9,580	453,066

		1,363,037

Commercial Services & Supplies (0.0%)
Randstad Holding NV	7,030	184,826

Construction & Engineering (0.0%)
Koninklijke Boskalis Westminster NV CVA	4,006	189,857

Construction Materials (0.0%)
James Hardie Industries NV CDI	31,020	126,357

Diversified Financial Services (0.4%)
ING Groep NV CVA	128,797	2,760,728
SNS Reaal	7,505	85,637

		2,846,365

Diversified Telecommunication Services (0.3%)
Koninklijke KPN NV	125,217	1,808,117

Energy Equipment & Services (0.1%)
Fugro NV CVA	4,127	243,674
SBM Offshore NV	10,161	217,498

		461,172

Food & Staples Retailing (0.1%)
Koninklijke Ahold NV	83,114	959,973

Food Products (0.4%)
Unilever NV CVA	110,226	3,102,295

Household Durables (0.0%)
TomTom NV*	4,500	82,748

Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	69,702	1,890,924

Insurance (0.1%)
Aegon NV	94,690	837,632

Media (0.2%)
Reed Elsevier NV	43,894	651,074
Wolters Kluwer NV	20,926	424,071

		1,075,145

Real Estate Investment Trusts (0.0%)
Corio NV	3,138	222,916

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV	30,257	528,715
STMicroelectronics NV	48,006	486,723

		1,015,438

		21,161,014

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
NEW ZEALAND (0.1%)(a)
Construction Materials (0.0%)
Fletcher Building Ltd.	34,215	$154,513

Diversified Telecommunication Services (0.1%)
Telecom Corp. of New Zealand Ltd.	130,558	241,426

Electric Utility (0.0%)
Contact Energy Ltd.	12,304	65,115

Hotels, Restaurants & Leisure (0.0%)
Sky City Entertainment Group Ltd.	37,044	91,963

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	36,238	47,602

		600,619

NORWAY (0.7%)(a)
Chemicals (0.1%)
Yara International ASA	13,250	471,779

Commercial Banks (0.1%)
DnB NOR ASA	51,700	401,259

Diversified Telecommunication Services (0.1%)
Telenor ASA	58,100	723,814

Electrical Equipment (0.0%)
Renewable Energy Corp. ASA*	10,543	195,521

Energy Equipment & Services (0.0%)
Aker Solutions ASA	11,793	191,054
Petroleum Geo-Services ASA*	12,269	162,200

		353,254

Industrial Conglomerate (0.1%)
Orkla ASA	58,173	535,573

Insurance (0.0%)
Storebrand ASA	26,636	158,383

Metals & Mining (0.0%)
Norsk Hydro ASA	48,791	330,231

Oil, Gas & Consumable Fuels (0.3%)
StatoilHydro ASA	88,753	2,110,014

		5,279,828

PORTUGAL (0.3%)(a)
Commercial Banks (0.1%)
Banco BPI SA	8,726	27,135
Banco Comercial Portugues SA	167,438	273,871
Banco Espirito Santo SA	16,239	201,329

		502,335

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS SA	11,712	75,068

Diversified Telecommunication Services (0.1%)
Portugal Telecom SGPS SA	43,195	434,312

Electric Utility (0.1%)
Energias de Portugal SA	121,834	511,243

Food & Staples Retailing (0.0%)
Jeronimo Martins SGPS SA	16,270	138,738

Industrial Conglomerate (0.0%)
Sonae SGPS SA	72,764	55,951

Media (0.0%)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	11,933	88,229

Transportation Infrastructure (0.0%)
BRISA — Auto Estrandas de Portugal SA	18,444	183,427

		1,989,303

SINGAPORE (1.1%)(a)
Aerospace & Defense (0.0%)
Singapore Technologies Engineering Ltd.	69,000	131,063

Airline (0.1%)
Singapore Airlines Ltd.	36,867	370,449

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	80,000	953,612
Oversea-Chinese Banking Corp.	175,000	883,790
United Overseas Bank Ltd.	85,000	1,016,408

		2,853,810

Distributors (0.0%)
Jardine Cycle & Carriage Ltd.	6,000	66,016

Diversified Financial Services (0.0%)
Singapore Exchange Ltd.	61,000	265,791

Diversified Telecommunication Services (0.2%)(b)
Singapore Telecommunications Ltd.	539,850	1,234,254

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	15,000	81,627

Food & Staples Retailing (0.0%)
Olam International Ltd.	87,600	111,752

Food Products (0.0%)
Golden Agri-Resources Ltd.	367,256	81,904
Wilmar International Ltd.	60,294	106,951

		188,855

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	53,866	71,371

Industrial Conglomerates (0.1%)
Fraser and Neave Ltd.	50,745	127,311
Keppel Corp. Ltd.	89,000	491,916
SembCorp Industries Ltd.	71,000	162,695

		781,922

Machinery (0.0%)
Cosco Corp. Singapore Ltd.	67,000	71,925
SembCorp Marine Ltd.	60,800	129,290

		201,215

Marine (0.0%)
Neptune Orient Lines Ltd.	40,000	51,026

Media (0.1%)
Singapore Press Holdings Ltd.	108,000	301,391

Real Estate Investment Trusts (0.1%)
Ascendas Real Estate Investment Trust	75,000	99,101
CapitaCommercial Trust	77,000	71,615
CapitaMall Trust	86,000	137,178

		307,894

Real Estate Management & Development (0.1%)
CapitaLand Ltd.	120,000	261,637
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
SINGAPORE(a) (continued)
Real Estate Management & Development (continued)
City Developments Ltd.	36,000	$225,167
Keppel Land Ltd.	28,000	55,939
UOL Group Ltd.	13,000	22,998
Yanlord Land Group Ltd.	10,000	6,561

		572,302

Road & Rail (0.0%)
ComfortDelgro Corp. Ltd.	130,000	136,891

		7,727,629

SPAIN (3.9%)(a)
Airline (0.0%)
Iberia Lineas Aereas de Espana SA	35,437	86,247

Biotechnology (0.0%)
Grifols SA	9,111	232,765

Commercial Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA	240,823	3,893,726
Banco de Sabadell SA	64,520	501,383
Banco Popular Espanol SA	55,325	658,910
Banco Santander SA — London International Exchange	422,667	6,336,696
Bankinter SA	15,569	195,676

		11,586,391

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA	13,621	551,362
Fomento de Construcciones y Contratas SA	3,336	150,684
Grupo Ferrovial SA	4,529	208,167
Sacyr Vallehermoso SA	3,255	54,012

		964,225

Diversified Financial Services (0.1%)
Criteria Caixacorp SA	58,129	279,440

Diversified Telecommunication Services (1.0%)
Telefonica SA	290,608	6,908,962

Electric Utilities (0.5%)
Acciona SA	2,029	309,194
Iberdrola SA	236,467	2,401,916
Red Electrica Corporacion	7,649	389,442
Union Fenosa SA	25,632	626,560

		3,727,112

Electrical Equipment (0.1%)
Gamesa Corp. Tecnologica SA	12,831	439,552

Independent Power Producers & Energy Traders (0.0%)
Iberdrola Renovables SA*	60,082	262,490

Information Technology Services (0.0%)
Indra Sistemas SA	7,160	170,597

Insurance (0.0%)
Mapfre SA	49,137	214,767

Machinery (0.0%)
Zardoya Otis SA	7,014	153,098

Media (0.0%)
Gestevision Telecinco SA	8,431	86,154
Promotora de Informaciones SA	6,999	47,255

		133,409

Metals & Mining (0.0%)
Acerinox SA	10,353	185,415

Natural Gas Utility (0.1%)
Enagas	12,769	275,310
Gas Natural SDG SA	7,958	295,349

		570,659

Oil, Gas & Consumable Fuels (0.2%)
Repsol YPF SA	49,625	1,470,472

Specialty Retail (0.1%)
Inditex SA	15,271	646,081

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	16,429	323,335
Cintra Concesiones de Infraestructuras de Transporte SA	15,683	184,295

		507,630

		28,539,312

SWEDEN (2.0%)(a)
Building Products (0.0%)
Assa Abloy AB, Class B	22,000	266,502

Commercial Banks (0.5%)
Nordea Bank AB	141,700	1,692,335
Skandinaviska Enskilda Banken AB, Class A	32,200	502,405
Svenska Handelsbanken AB, Class A	31,800	712,447
Swedbank AB, Class A	25,200	329,567

		3,236,754

Commercial Services & Supplies (0.0%)
Securitas AB, B Shares	22,200	250,146

Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson, Class B	204,600	1,943,717

Construction & Engineering (0.0%)
Skanska AB, B Shares	26,600	302,872

Diversified Financial Services (0.1%)
Investor AB, B Shares	31,200	584,451

Diversified Telecommunication Services (0.2%)
Tele2 AB, B Shares	21,400	244,309
TeliaSonera AB	154,500	878,330

		1,122,639

Health Care Equipment & Supplies (0.0%)
Getinge AB, B Shares	12,050	248,456

Household Durables (0.1%)
Electrolux AB, Series B	18,124	212,105
Husqvarna AB, Class B	19,864	149,459

		361,564

Machinery (0.4%)
Alfa Laval AB	26,675	276,130
Atlas Copco AB, Class A	46,710	530,856
Atlas Copco AB, Class B	22,871	231,163
Sandvik AB	69,888	740,662
Scania AB, Class B	24,778	305,276
SKF AB, Class B	27,101	346,346
Volvo AB, Class B	75,401	681,451

		3,111,884

Media (0.0%)
Modern Times Group AB, Class B	3,789	136,541

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
SWEDEN(a) (continued)
Metals & Mining (0.1%)
Boliden AB	21,138	$88,926
Ssab Svenskt Stal AB, Class B	3,130	43,260
Ssab Svenskt Stal AB, Series A	12,867	204,673

		336,859

Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	15,800	132,056

Paper & Forest Products (0.1%)
Holmen AB, Class B	3,900	126,944
Svenska Cellulosa AB, Class B	39,392	417,439

		544,383

Specialty Retail (0.2%)
Hennes & Mauritz AB, Class B	34,950	1,431,553

Tobacco (0.0%)
Swedish Match AB	18,000	314,756

		14,325,133

SWITZERLAND (7.3%)
Biotechnology (0.0%)(a)
Actelion Ltd.*	6,871	354,147

Building Products (0.0%)(a)
Geberit AG	2,800	343,478

Capital Markets (1.1%)(a)
Credit Suisse Group AG	72,510	3,387,264
EFG International AG	3,391	97,928
Julius Baer Holding AG	14,819	737,152
UBS AG*	203,685	3,482,410

		7,704,754

Chemicals (0.3%)(a)
Givaudan SA	463	386,827
Syngenta AG	7,230	1,525,098

		1,911,925

Commercial Services & Supplies (0.1%)(a)
Adecco SA	8,667	376,609
SGS SA	331	389,660

		766,269

Computers & Peripherals (0.0%)(a)
Logitech International SA*	12,222	279,064

Construction Materials (0.1%)(a)
Holcim Ltd.	14,693	1,077,158

Diversified Financial Services (0.0%)(a)
Pargesa Holding SA	1,401	120,607

Diversified Telecommunication Services (0.1%)(a)
Swisscom AG	1,596	475,762

Electrical Equipment (0.4%)(a)
ABB Ltd.	152,557	2,957,104

Food Products (1.7%)
Aryzta AG*	5,600	226,710
Lindt & Spruengli AG(a)	41	99,995
Nestle SA(a)	271,984	11,757,617

		12,084,322

Health Care Equipment & Supplies (0.1%)(a)
Nobel Biocare Holding AG	8,486	283,920
Sonova Holding AG	3,374	220,034
Straumann Holding AG	565	156,586

		660,540

Insurance (0.7%)(a)
Baloise Holding AG	3,670	250,635
Swiss Life Holding AG	2,463	357,686
Swiss Reinsurance	24,477	1,358,970
Zurich Financial Services AG	10,095	2,796,260

		4,763,551

Life Sciences Tools & Services (0.1%)(a)
Lonza Group AG	3,382	424,457

Machinery (0.1%)(a)
OC Oerlikon Corp. AG*	516	102,237
Schindler Holding AG	2,872	172,935
Sulzer AG	1,949	207,424

		482,596

Marine (0.0%)(a)
Kuehne & Nagel International AG	3,855	257,284

Pharmaceuticals (2.2%)(a)
Novartis AG	164,669	8,672,064
Roche Holding AG	48,631	7,614,822

		16,286,886

Textiles, Apparel & Luxury Goods (0.3%)(a)
Compagnie Financiere Richemont SA	36,274	1,603,139
Swatch Group AG — Chi — X Europe Exchange	2,234	412,473
Swatch Group AG — Swiss Exchange	2,334	78,226

		2,093,838

		53,043,742

UNITED KINGDOM (19.8%)(a)
Aerospace & Defense (0.4%)
BAE Systems PLC	241,687	1,781,437
Cobham PLC	70,696	240,281
Meggitt PLC	47,989	161,454
Rolls-Royce Group PLC	125,832	761,796

		2,944,968

Airline (0.0%)
British Airways PLC	40,628	123,931

Auto Components (0.0%)
GKN PLC	50,710	180,086

Beverages (0.6%)
Diageo PLC	174,859	2,982,563
SABMiller PLC	60,332	1,177,789

		4,160,352

Capital Markets (0.2%)
3i Group PLC	26,767	338,863
ICAP PLC	36,659	236,416
Investec PLC	29,039	158,642
Man Group PLC	118,605	724,675
Schroders PLC	6,854	126,424

		1,585,020

Chemicals (0.1%)
Johnson Matthey PLC	15,001	364,880

Commercial Banks (3.4%)
Alliance & Leicester PLC	27,507	134,089
Barclays PLC	558,002	3,314,846
HBOS PLC	345,706	784,215
HSBC Holdings PLC	819,143	13,250,359
Lloyds TSB Group PLC	397,114	1,595,486
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Commercial Banks (continued)
Royal Bank of Scotland Group PLC	1,132,184	$3,651,793
Standard Chartered PLC	97,431	2,396,990

		25,127,778

Commercial Services & Supplies (0.2%)
Capita Group PLC (The)	41,897	521,365
De La Rue PLC	1	15
G4S PLC	88,775	320,983
Hays PLC	65,396	94,680
Rentokil Initial PLC	130,164	161,471
Serco Group PLC	31,483	205,295

		1,303,809

Construction & Engineering (0.0%)
Balfour Beatty PLC	26,846	145,845

Containers & Packaging (0.0%)
Rexam PLC	45,100	320,383

Distributors (0.0%)
Inchcape PLC	24,916	84,153

Diversified Financial Services (0.0%)
London Stock Exchange Group PLC	10,705	169,484

Diversified Telecommunication Services (0.3%)
BT Group PLC	531,169	1,539,659
Cable & Wireless PLC	172,682	512,731

		2,052,390

Electric Utilities (0.3%)
British Energy Group PLC	71,115	966,223
Scottish & Southern Energy PLC	59,813	1,521,764

		2,487,987

Energy Equipment & Services (0.0%)
AMEC PLC	23,261	266,773

Food & Staples Retailing (0.7%)
J Sainsbury PLC	72,495	454,591
Tesco PLC	535,114	3,721,163
WM Morrison Supermarkets PLC	166,776	775,462

		4,951,216

Food Products (0.5%)
Associated British Foods PLC	21,108	267,818
Cadbury PLC	93,419	944,692
Tate & Lyle PLC	32,562	223,667
Unilever PLC	89,055	2,421,124

		3,857,301

Health Care Equipment & Supplies (0.1%)
Smith & Nephew PLC	61,351	647,860

Hotels, Restaurants & Leisure (0.3%)
Carnival PLC	11,383	339,221
Compass Group PLC	127,968	793,542
Enterprise Inns PLC	37,130	119,879
Intercontinental Hotels Group PLC	18,574	230,096
Ladbrokes PLC	43,999	148,561
Mitchells & Butlers PLC	29,281	116,071
Thomas Cook Group PLC	20,506	81,354
TUI Travel PLC	33,001	127,588
Whitbread PLC	12,418	234,839
William Hill PLC	25,972	109,502

		2,300,653

Household Durables (0.0%)
Berkeley Group Holdings PLC*	6,271	85,675
Persimmon PLC	21,529	156,627

		242,302

Household Products (0.3%)
Reckitt Benckiser Group PLC	41,449	2,009,355

Independent Power Producers & Energy Traders (0.1%)
Drax Group PLC	23,656	318,471
International Power PLC	104,359	675,174

		993,645

Industrial Conglomerates (0.1%)
Smiths Group PLC	26,975	489,076
Tomkins PLC	63,826	178,181

		667,257

Information Technology Services (0.0%)
Logica PLC	103,623	202,711

Insurance (0.8%)
Aviva PLC	182,538	1,587,523
Friends Provident PLC	163,650	278,297
Legal & General Group PLC	416,985	752,435
Old Mutual PLC	347,731	486,654
Prudential PLC	171,042	1,559,330
RSA Insurance Group PLC	225,280	602,229
Standard Life PLC	138,946	605,644

		5,872,112

Internet & Catalog Retail (0.0%)
Home Retail Group PLC	62,191	262,052

Machinery (0.1%)
IMI PLC	23,359	157,586
Invensys PLC*	52,291	194,268

		351,854

Media (0.5%)
British Sky Broadcasting Group PLC	78,855	586,589
Daily Mail & General Trust, Class A	19,768	114,065
ITV PLC	238,498	179,079
Pearson PLC	56,054	607,186
Reed Elsevier PLC	76,122	757,894
Thomson Reuters PLC	13,109	292,873
United Business Media Ltd.	16,947	149,261
WPP Group PLC	77,184	624,215

		3,311,162

Metals & Mining (1.8%)
Anglo American PLC	90,605	3,060,165
Antofagasta PLC	24,938	181,127
BHP Billiton PLC	151,173	3,424,198
Eurasian Natural Resources Corp.	19,106	173,955
Kazakhmys PLC	14,332	150,491
Lonmin PLC	10,820	442,462
Rio Tinto PLC	68,321	4,287,146
Vedanta Resources PLC	10,090	211,459
Xstrata PLC	43,549	1,356,988

		13,287,991

Multi-Utility (0.6%)
Centrica PLC	253,362	1,425,396
National Grid PLC	171,286	2,173,830
United Utilities Group PLC	47,282	586,683

		4,185,909

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Multiline Retail (0.1%)
Marks & Spencer Group PLC	110,110	$402,135
Next PLC	13,983	257,784

		659,919

Oil, Gas & Consumable Fuels (3.8%)
BG Group PLC	229,104	4,154,430
BP PLC	1,283,877	10,690,930
Cairn Energy PLC*	9,108	339,901
Royal Dutch Shell PLC, Class A	241,069	6,961,153
Royal Dutch Shell PLC, Class B	185,836	5,219,891
Tullow Oil PLC	49,685	635,145

		28,001,450

Paper & Forest Products (0.0%)
Mondi PLC	25,397	118,513

Pharmaceuticals (1.8%)
AstraZeneca PLC	99,726	4,363,317
GlaxoSmithKline PLC	372,939	8,077,672
Shire Ltd.	38,794	613,365

		13,054,354

Real Estate Investment Trusts (0.3%)
British Land Co. PLC	35,566	479,667
Hammerson PLC	20,245	356,865
Land Securities Group PLC	32,566	735,413
Liberty International PLC	17,726	306,468
Segro PLC	31,279	235,796

		2,114,209

Road & Rail (0.1%)
Firstgroup PLC	33,785	322,490
National Express Group PLC	7,504	108,494
Stagecoach Group PLC	38,194	173,547

		604,531

Software (0.1%)
Sage Group PLC	91,731	321,254

Specialty Retail (0.1%)
Carphone Warehouse Group PLC	30,794	95,091
Kingfisher PLC	164,609	392,362

		487,453

Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	31,091	219,813

Tobacco (0.8%)
British American Tobacco PLC	103,435	3,376,375
Imperial Tobacco Group PLC	69,721	2,237,767

		5,614,142

Trading Companies & Distributors (0.1%)
Bunzl PLC	23,044	271,062
Wolseley PLC	46,126	348,595

		619,657

Water Utility (0.1%)
Severn Trent PLC	16,456	399,240

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	3,620,343	7,994,100

		144,669,854

UNITED STATES (0.1%)(a)
Health Care Equipment & Supplies (0.1%)
Synthes, Inc.	4,165	576,350

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Total Common Stocks		673,902,075

Preferred Stocks (0.4%)(a)
GERMANY (0.4%)
Automobiles (0.2%)
Bayerische Motoren Werke AG	2,303	$69,645
Porsche Automobil Holding SE	6,124	678,972
Volkswagen AG	7,035	877,088

		1,625,705

Health Care Equipment & Supplies (0.1%)
Fresenius SE	5,704	413,517

Household Products (0.1%)
Henkel AG & Co. KGaA	12,539	458,192

Media (0.0%)
ProSiebenSat.1 Media AG	6,479	43,085

Multi-Utility (0.0%)
RWE AG	2,133	153,550

		2,694,049

ITALY (0.0%)
Diversified Financial Services (0.0%)
Istituto Finanziario Industriale SpA*	5,202	57,454

Insurance (0.0%)
Unipol Gruppo Finanziario SpA	53,642	91,113

		148,567

Total Preferred Stocks		2,842,616

Exchange Traded Fund (0.5%)
UNITED STATES (0.5%)
iShares MSCI EAFE Index Fund	70,075	3,945,222

	Principal
	Amount	Value
Repurchase Agreements (26.0%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $190,047,594, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $193,839,971	$190,039,188	190,039,188

Total Investments
(Cost $1,047,702,107) (c) — 119.2%		870,729,101
Liabilities in excess of other assets — (19.2)%		(140,183,389)

NET ASSETS — 100.0%		$730,545,712

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 0.20% of net assets.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT International Index Fund

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

FDR	Fiduciary Depositary Receipts

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipts
At September 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Australian Dollar	11/14/08	(346,000)	$(286,437)	$(272,772)	$13,665
Euro	11/14/08	(785,000)	(1,139,004)	(1,108,327)	30,677
British Sterling Pound	11/14/08	(423,000)	(775,562)	(753,500)	22,062
Japanese Yen	11/14/08	(114,871,000)	(1,084,937)	(1,087,961)	(3,024)

Total Short Contracts			$(3,285,940)	$(3,222,560)	$63,380

Long Contracts:
Australian Dollar	11/14/08	476,000	$409,277	$375,289	$(34,018)
Swiss Franc	11/14/08	121,000	111,421	108,218	(3,203)
Euro	11/14/08	3,157,700	4,636,949	4,458,297	(178,652)
British Sterling Pound	11/14/08	654,000	1,203,007	1,164,986	(38,021)
Hong Kong Dollar	11/14/08	24,252,008	3,122,000	3,123,407	1,407
Japanese Yen	11/14/08	138,666,000	1,279,847	1,313,327	33,480
Swedish Krone	11/14/08	698,000	107,724	100,966	(6,758)
Singapore Dollars	11/14/08	2,916,486	2,040,000	2,030,272	(9,728)

Total Long Contracts			$12,910,225	$12,674,762	$(235,493)

At September 30, 2008, the Fund’s open futures contracts were as follows:

				Market Value	Unrealized
	Number of			Covered by	Appreciation
	Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
Australia	10	S&P SPI 200 Index	12/19/08	$925,290	$(34,592)
Europe	2	CAC40 10 Euro	12/19/08	114,030	(3,912)
Europe	1	DAX Index	12/19/08	207,198	(9,853)
Europe	91	DJ Euro STOXX 50	12/19/08	3,922,160	29,018
Japan	18	TOPIX Index	12/15/08	1,838,255	(172,356)
Sweden	14	OMSX30 Index	10/30/08	156,811	(10,519)
United Kingdom	22	FTSE 100	12/19/08	1,944,788	(43,720)

				$9,108,532	$(245,934)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Asset-Backed Securities (1.4%)
Auto Loans (0.6%)
Honda Auto Receivables Owner Trust, 5.12%, Series 2006-3, Class A3, 10/15/10	$6,251,464	$6,261,549
Nissan Auto Receivables Owner Trust, 3.26%, Series 2006-A, Class A3, 09/15/09	1,775,612	1,777,348

		8,038,897

Credit Card Loans (0.6%)(a)
Citibank Credit Card Issuance Trust, 5.45%, Series 2006-A4, Class A4, 05/10/13	7,006,000	7,003,796

Home Equity Loans (0.2%)(a)
Aegis Asset Backed Securities Trust, 3.29%, Series 2006-1, Class A1, 01/25/37	3,085,716	2,977,485

Total Asset-Backed Securities		18,020,178

Collateralized Debt Obligation (0.0%)(a)(b)
Insurance (0.0%)
North Front Pass-Through Trust, 5.81%, 12/15/24	295,000	266,194

Collateralized Mortgage Obligation (0.4%)(a)
Banks (0.4%)
Merrill Lynch Mortgage Investors, Inc., 5.39%, Series 2005-A7, Class 2A1, 09/25/35	6,161,543	5,200,071

Commercial Mortgage Backed Securities (7.5%)
Banks (3.6%)
Banc of America Commercial Mortgage, Inc.
4.93%, Series 2005-4, Class A5A, 07/10/45	2,784,000	2,492,089
5.36%, Series 2006-6, Class A4, 10/10/45	4,070,000	3,557,500
First Union National Bank Commercial Mortgage, 7.20%, Series 2000-C2, Class A2, 10/15/32	4,329,976	4,396,209
First Union National Bank-Bank of America Commercial Mortgage Trust, 6.14%, Series 2001-C1, Class A2, 03/15/33	2,965,785	2,961,489
JPMorgan Chase Commercial Mortgage Securities Corp.
6.47%, Series 2001-CIB3, Class A3, 11/15/35	3,256,000	3,256,400
7.09%, Series 2001-CIB3, Class C, 11/15/35(a)(b)	1,858,000	1,878,547
6.45%, Series 2001-CIBC, Class B, 03/15/33	3,746,000	3,752,312
2.67%, Series 2005-FL1A, Class A2, 02/15/19(a)(b)	14,375,000	13,728,205
5.00%, Series 2005-LDP4, Class AM, 10/15/42(a)	2,224,000	1,861,784
6.07%, Series 2006-LDP7, Class A4, 04/15/45(a)	3,339,000	3,019,256
Wachovia Bank Commercial Mortgage Trust
6.55%, Series 2002-C1, Class C, 04/15/34	1,711,000	1,708,087
5.31%, Series 2006-C29, Class A4, 11/15/48	2,950,000	2,527,235
5.93%, Series 2007-C32, Class A3, 06/15/49(a)	3,700,000	3,138,014

		48,277,127

Diversified Financial Services (2.3%)
Bear Stearns Commercial Mortgage Securities, 4.75%, Series 2005-PWR8, Class AJ, 06/11/41	1,991,000	1,544,750
CS First Boston Mortgage Securities Corp.
6.73%, Series 2001-CK1, Class C, 12/18/35	2,988,000	3,009,444
5.18%, Series 2002-CKS4, Class A2, 11/15/36	2,950,000	2,817,184
Greenwich Capital Commercial Funding Corp.
6.11%, Series 2006-GG7, Class A4, 07/10/38(a)	8,680,000	7,887,135
5.44%, Series 2007-GG9, Class A4, 03/10/39	7,380,000	6,236,920
GS Mortgage Securities Corp. II, 5.28%, Series 2004-GG2, Class A5, 08/10/38(a)	3,067,000	2,904,100
LB-UBS Commercial Mortgage Trust, 4.31%, Series 2003-C8, Class A4, 11/15/32	3,109,000	2,906,562
Morgan Stanley Capital I, 4.73%, Series 2005-T19, Class A2, 06/12/47	3,097,000	3,023,458

		30,329,553

Electric Power (0.3%)
GE Capital Commercial Mortgage Corp., 4.35%, Series 2005-C1, Class A2, 06/10/48	3,539,000	3,461,021

Hotels, Restaurants & Leisure (0.7%)(a) (b)
TW Hotel Funding 2005 LLC, 2.74%, Series 2005-LUX, Class A1, 01/15/21	9,567,310	9,145,167

Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, 4.98%, Series 2005-LP5, Class A4, 05/10/43	8,820,000	7,965,708

Total Commercial Mortgage Backed Securities		99,178,576

Corporate Bonds (19.8%)
Aerospace & Defense (0.1%)
Boeing Co., 6.13%, 02/15/33	295,000	285,027
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	197,601
6.15%, Series B, 09/01/36	354,000	337,237

		819,865

Airlines (0.1%)
Qantas Airways Ltd., 6.05%, 04/15/16(b)	177,000	162,036
United Technologies Corp.
6.35%, 03/01/11	398,000	421,114
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Airlines (continued)
4.88%, 05/01/15	$795,000	$782,995
5.40%, 05/01/35	442,000	396,199

		1,762,344

Auto Components (0.0%)
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	179,036
4.88%, 09/15/13	177,000	175,425

		354,461

Automotive Manufacturers (0.0%)
Daimler Finance North America LLC, 8.50%, 01/18/31	369,000	370,760

Banks (3.3%)
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09(b)	59,000	58,852
Bank of America Corp.
6.60%, 05/15/10	118,000	116,147
4.50%, 08/01/10	206,000	199,159
4.38%, 12/01/10	590,000	565,924
5.38%, 08/15/11	383,000	370,063
4.88%, 09/15/12	289,000	267,053
4.88%, 01/15/13	649,000	594,909
4.75%, 08/01/15	619,000	526,398
5.25%, 12/01/15	737,000	627,184
6.00%, 06/15/16	295,000	259,995
5.63%, 10/14/16	1,460,000	1,221,916
5.30%, 03/15/17	200,000	166,140
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	1,200,000	1,144,010
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	377,463
Bank One Corp.
7.88%, 08/01/10	59,000	60,498
5.25%, 01/30/13	147,000	138,815
8.00%, 04/29/27	290,000	278,631
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,186,789
4.75%, 10/01/12	236,000	211,614
Capital One Bank USA NA
5.75%, 09/15/10	236,000	217,395
5.13%, 02/15/14	765,000	668,491
Capital One Financial Corp.
5.50%, 06/01/15	442,000	363,165
5.25%, 02/21/17	304,000	235,466
Charter One Bank NA, 6.38%, 05/15/12	700,000	727,749
Citigroup, Inc.
4.13%, 02/22/10	531,000	490,043
4.63%, 08/03/10	324,000	295,839
6.50%, 01/18/11	133,000	128,984
5.13%, 02/14/11	88,000	82,144
6.00%, 02/21/12	147,000	135,855
5.25%, 02/27/12	1,750,000	1,585,054
5.63%, 08/27/12	295,000	254,272
5.30%, 01/07/16	1,979,000	1,594,362
5.85%, 08/02/16	413,000	348,610
6.63%, 06/15/32	333,000	241,304
5.88%, 02/22/33	118,000	77,325
5.88%, 05/29/37	250,000	173,336
Comerica, Inc., 4.80%, 05/01/15	177,000	142,095
Deutsche Bank AG London, 4.88%, 05/20/13	1,250,000	1,193,969
Eksportfinans AS, 5.50%, 05/25/16	383,000	402,337
Fifth Third Bank, 4.20%, 02/23/10	1,018,000	959,516
Golden West Financial Corp., 4.75%, 10/01/12	156,000	119,358
HBOS PLC, 5.46%, 11/29/49(b)	354,000	219,009
HSBC Bank USA NA
3.88%, 09/15/09	1,047,000	1,024,331
4.63%, 04/01/14	590,000	530,593
6.00%, 08/09/17	350,000	321,901
5.88%, 11/01/34	717,000	556,180
5.63%, 08/15/35	250,000	190,116
HSBC Holdings PLC, 6.50%, 05/02/36	400,000	331,303
Huntington National Bank (The), 5.50%, 02/15/16	300,000	205,252
JPMorgan Chase & Co.
4.50%, 11/15/10	1,622,000	1,574,130
4.60%, 01/17/11	590,000	571,236
6.63%, 03/15/12	643,000	631,945
4.75%, 03/01/15	254,000	227,612
5.15%, 10/01/15	501,000	450,669
6.00%, 01/15/18	1,250,000	1,139,840
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	409,312
6.00%, 10/01/17	1,000,000	916,587
KeyBank NA
5.70%, 08/15/12	265,000	210,095
5.80%, 07/01/14	147,000	98,046
6.95%, 02/01/28	225,000	118,050
Korea Development Bank
4.75%, 07/20/09	885,000	885,050
5.75%, 09/10/13	118,000	108,800
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	141,183
MBNA Corp., 5.00%, 05/04/10	324,000	317,653
National City Bank, 6.20%, 12/15/11	300,000	149,056
National City Corp., 4.90%, 01/15/15	354,000	145,214
PNC Funding Corp., 5.25%, 11/15/15	354,000	312,542
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,099,838
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	236,000	231,343
5.05%, 01/08/15	316,000	306,810
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	59,000	62,604
St. George Bank Ltd., 5.30%, 10/15/15(b)	236,000	205,010
SunTrust Bank
5.20%, 01/17/17	177,000	138,049
5.45%, 12/01/17	183,000	142,295
Synovus Financial Corp., 4.88%, 02/15/13	88,000	76,372
UBS AG, 5.88%, 07/15/16	1,121,000	1,010,085
Union Planters Corp., 4.38%, 12/01/10	88,000	80,241
UnionBanCal Corp., 5.25%, 12/16/13	206,000	195,630
US Bancorp, 4.50%, Series P, 07/29/10	295,000	300,879
US Bank NA
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
6.38%, 08/01/11	$501,000	$505,722
4.95%, 10/30/14	265,000	256,720
4.80%, 04/15/15	133,000	129,257
Wachovia Bank NA
5.60%, 03/15/16	708,000	419,612
6.60%, 01/15/38	1,800,000	1,066,405
Wachovia Corp.
5.30%, 10/15/11	2,065,000	1,721,954
4.88%, 02/15/14	183,000	112,325
5.50%, 08/01/35	487,000	255,249
Washington Mutual Bank/Henderson NV
5.50%, 01/15/13	263,000	329
5.13%, 01/15/15	1,032,000	1,290
Wells Fargo & Co.
4.20%, 01/15/10	472,000	465,521
4.63%, 08/09/10	370,000	368,467
5.13%, 09/15/16	206,000	178,013
5.38%, 02/07/35	457,000	336,315
5.95%, 08/26/36	2,155,000	1,686,488

		42,946,757

Beverages (0.2%)
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	27,157
5.00%, 03/01/19	236,000	192,384
5.75%, 04/01/36	324,000	239,198
6.00%, 11/01/41	147,000	110,706
Bottling Group LLC, 4.63%, 11/15/12	413,000	406,377
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	85,355
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	391,898
6.95%, 11/15/26	147,000	150,497
6.75%, 09/15/28	351,000	352,130
Miller Brewing Co., 5.50%, 08/15/13(b)	147,000	145,020
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	216,816
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	422,368

		2,739,906

Building Products (0.0%)
Lafarge SA, 6.50%, 07/15/16	265,000	239,059
Stanley Works (The), 4.90%, 11/01/12	133,000	131,641

		370,700

Chemicals (0.2%)
Albemarle Corp., 5.10%, 02/01/15	118,000	109,003
Clorox Co., 4.20%, 01/15/10	313,000	309,357
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	156,972
Dow Chemical Co. (The), 6.00%, 10/01/12	590,000	596,661
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	830,961
Lubrizol Corp.
5.50%, 10/01/14	354,000	343,288
6.50%, 10/01/34	147,000	132,135
Praxair, Inc., 3.95%, 06/01/13	177,000	168,475
Rohm & Haas Co., 7.85%, 07/15/29	118,000	112,760
Sealed Air Corp., 6.95%, 05/15/09(b)	152,000	152,838
Yara International ASA, 5.25%, 12/15/14(b)	147,000	135,228

		3,047,678

Consumer Goods (0.2%)
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	177,000	169,810
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	414,961
5.38%, 01/15/16	265,000	240,564
Procter & Gamble Co.
6.88%, 09/15/09	189,000	194,573
4.85%, 12/15/15	177,000	177,413
6.45%, 01/15/26	700,000	740,049
5.80%, 08/15/34	545,000	532,123

		2,469,493

Containers & Packaging (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	86,537

Diversified Financial Services (1.4%)
AXA Financial, Inc., 7.75%, 08/01/10	265,000	271,746
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	344,974
5.30%, 10/30/15	177,000	156,931
4.65%, 07/02/18	354,000	277,221
4.55%, 06/23/10	3,657,000	3,574,845
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	96,015
5.25%, 10/15/13	870,000	731,798
5.13%, 01/15/15	664,000	548,099
5.35%, 01/15/16	1,077,000	871,053
5.75%, 10/01/16	1,000,000	811,114
5.63%, 01/15/17	2,100,000	1,490,553
6.13%, 02/15/33	1,150,000	829,850
6.75%, 10/01/37	500,000	333,795
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	109,714
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	708,000	712,666
4.38%, 07/21/15	1,445,000	1,464,442
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	885,000	926,276
5.25%, 07/15/11	350,000	371,459
5.13%, 02/01/17	750,000	787,792
Lehman Brothers Holdings, Inc.(c) (d)
4.25%, 01/27/10	457,000	57,125
7.88%, 08/15/10	57,000	7,125
6.00%, 07/19/12	525,000	65,625
5.50%, 04/04/16	1,475,000	184,375
5.75%, 01/03/17	800,000	1,000
6.88%, 07/17/37	250,000	313
4.80%, 03/13/14	737,000	92,125
Morgan Stanley
5.05%, 01/21/11	1,030,000	741,667
6.60%, 04/01/12	501,000	363,916
5.30%, 03/01/13	664,000	456,036
4.75%, 04/01/14	590,000	312,756
5.45%, 01/09/17	2,655,000	1,646,915
7.25%, 04/01/32	324,000	176,901

		18,816,222

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Manufacturing (0.5%)
3M Co, 5.70%, 03/15/37	$915,000	$917,534
Exelon Corp.
4.90%, 06/15/15	413,000	363,663
5.63%, 06/15/35	836,000	648,452
Honeywell International, Inc.
6.13%, 11/01/11	147,000	155,128
5.40%, 03/15/16	705,000	693,259
International Paper Co.
4.00%, 04/01/10	501,000	486,116
5.85%, 10/30/12	43,000	40,964
5.30%, 04/01/15	206,000	180,096
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	301,242
4.88%, 08/15/15	800,000	774,094
Masco Corp.
5.88%, 07/15/12	212,000	202,514
4.80%, 06/15/15	354,000	295,261
6.13%, 10/03/16	585,000	508,295
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	280,973
4.75%, 05/15/18	88,000	80,285
Westvaco Corp., 7.95%, 02/15/31	118,000	112,963
Weyerhaeuser Co.
6.75%, 03/15/12	782,000	772,879
7.38%, 03/15/32	221,000	193,784

		7,007,502

Electric Utilities (0.7%)
Alabama Power Co., 5.70%, 02/15/33	574,000	505,597
Appalachian Power Co., 5.80%, Series L, 10/01/35	206,000	164,749
Arizona Public Service Co., 5.50%, 09/01/35	215,000	152,368
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,025,686
Commonwealth Edison Co., 6.15%, Series 98, 03/15/12	118,000	117,901
Consolidated Edison Co. of New York, Inc.
4.88%, Series 02-B, 02/01/13	124,000	121,153
5.88%, Series 03-A, 04/01/33	118,000	100,746
5.38%, Series 05-C, 12/15/15	177,000	168,851
7.15%, Series 99-B, 12/01/09	35,000	36,021
Consumers Energy Co., 4.00%, Series F, 05/15/10	238,000	233,311
Florida Power & Light Co.
4.85%, 02/01/13	147,000	146,730
5.85%, 02/01/33	100,000	92,122
5.95%, 10/01/33	77,000	71,819
5.40%, 09/01/35	130,000	111,955
5.65%, 02/01/37	450,000	400,824
Florida Power Corp., 5.90%, 03/01/33	568,000	513,211
Georgia Power Co., 5.13%, Series K, 11/15/12	106,000	105,990
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	211,705
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	452,221
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	634,000	628,433
6.13%, 04/01/36	845,000	710,713
Ohio Power Co.
6.00%, 06/01/16	751,000	716,574
6.60%, Series G, 02/15/33	236,000	210,010
Pacific Gas & Electric Co., 4.20%, 03/01/11	708,000	691,716
PSEG Power LLC
6.95%, 06/01/12	74,000	75,479
5.50%, 12/01/15	413,000	372,596
Public Service Electric & Gas Co., 5.13%, Series B, 09/01/12	195,000	194,302
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	106,471
Southern Power Co., 6.25%, Series B, 07/15/12	251,000	255,390
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	48,073

		8,742,717

Electronic Equipment & Instruments (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	103,737
General Electric Co., 5.00%, 02/01/13	929,000	855,625
Motorola, Inc.
7.63%, 11/15/10	159,000	160,644
7.50%, 05/15/25	206,000	175,700
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	648,599
7.75%, 02/15/31	118,000	135,478
Raytheon Co.
5.50%, 11/15/12	88,000	89,695
6.40%, 12/15/18	206,000	204,029
7.00%, 11/01/28	133,000	131,541
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	280,572

		2,785,620

Food Processors (0.5%)
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	296,886
5.38%, 09/15/35	147,000	115,127
Campbell Soup Co., 4.88%, 10/01/13	236,000	237,504
ConAgra Foods, Inc.
6.75%, 09/15/11	88,000	91,232
7.00%, 10/01/28	221,000	213,408
General Mills, Inc., 6.00%, 02/15/12	267,000	272,155
Hershey Co. (The), 5.45%, 09/01/16	383,000	380,826
Kellogg Co., 7.45%, Series B, 04/01/31	147,000	161,171
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	585,633
5.63%, 11/01/11	468,000	469,745
6.00%, 02/11/13	550,000	546,631
6.50%, 11/01/31	189,000	164,317
7.00%, 08/11/37	2,000,000	1,871,206
Sara Lee Corp., 6.25%, 09/15/11	251,000	253,101
SYSCO Corp., 5.38%, 09/21/35	106,000	92,738
Unilever Capital Corp.
7.13%, 11/01/10	324,000	345,688
5.90%, 11/15/32	206,000	195,395
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	215,000	179,494

		6,472,257

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Gas Distribution (0.2%)
Southern California Gas Co., 4.80%, 10/01/12	$383,000	$379,630
Texas Eastern Transmission LP, 7.30%, 12/01/10	2,275,000	2,398,985

		2,778,615

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc., 4.63%, 03/15/15	77,000	73,815
Johnson & Johnson, 4.95%, 05/15/33	663,000	573,241
Medtronic, Inc., 4.38%, Series B, 09/15/10	186,000	189,829

		836,885

Health Care Providers & Services (0.0%)
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	307,130

Home Builder (0.0%)
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	132,609

Independent Finance (0.2%)
Credit Suisse USA, Inc.
4.13%, 01/15/10	398,000	385,788
6.13%, 11/15/11	265,000	260,740
6.50%, 01/15/12	354,000	349,326
5.13%, 01/15/14	171,000	161,521
5.85%, 08/16/16	400,000	359,374
7.13%, 07/15/32	855,000	779,355

		2,296,104

Industrial Conglomerates (0.1%)
AstraZeneca PLC, 5.40%, 06/01/14	295,000	298,344
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	173,683
Goodrich Corp.
6.29%, 07/01/16	354,000	350,536
6.80%, 07/01/36	185,000	180,471

		1,003,034

Insurance (0.8%)
Ace INA Holdings, Inc., 5.88%, 06/15/14	560,000	549,875
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,057,847
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	69,901
Allstate Corp. (The)
6.13%, 02/15/12	254,000	261,701
5.00%, 08/15/14	295,000	278,677
6.13%, 12/15/32	118,000	99,029
5.55%, 05/09/35	88,000	68,075
5.95%, 04/01/36	118,000	96,194
AXA Financial, Inc., 7.00%, 04/01/28	133,000	123,933
Chubb Corp., 6.00%, 05/11/37	1,065,000	894,104
Farmers Insurance Exchange, 8.63%, 05/01/24(b)	400,000	381,804
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	77,825
6.50%, 06/15/34	206,000	161,319
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	105,262
6.10%, 10/01/41	59,000	44,482
Infinity Property & Casualty Corp., 5.50%, Series B, 02/18/14	118,000	116,528
Lincoln National Corp., 6.15%, 04/07/36	590,000	486,084
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	102,383
5.75%, 09/15/15	543,000	509,003
MetLife, Inc.
6.13%, 12/01/11	640,000	646,207
5.50%, 06/15/14	265,000	252,966
5.70%, 06/15/35	659,000	518,442
New York Life Insurance Co., 5.88%, 05/15/33(b)	200,000	188,234
NLV Financial Corp., 7.50%, 08/15/33(b)	74,000	71,657
Progressive Corp. (The), 6.25%, 12/01/32	162,000	146,323
RLI Corp., 5.95%, 01/15/14	118,000	116,202
Travelers Cos., Inc. (The), 5.75%, 12/15/17	585,000	542,595
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	168,530
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	262,068
5.80%, 03/15/36	708,000	537,126
W.R. Berkley Corp., 5.13%, 09/30/10	103,000	103,318
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	946,951
5.25%, 01/15/16	324,000	298,442
5.95%, 12/15/34	118,000	98,190
XL Capital Ltd., 5.25%, 09/15/14	779,000	673,812

		11,055,089

Leasing (0.0%)
International Lease Finance Corp., 5.00%, 04/15/10	590,000	437,053

Leisure Equipment & Products (0.0%)
Walt Disney Co. (The)
6.38%, Series B, 03/01/12	139,000	146,565
6.20%, Series B, 06/20/14	413,000	428,542

		575,107

Machinery (0.2%)
Black & Decker Corp., 4.75%, 11/01/14	230,000	210,439
Caterpillar, Inc.
7.30%, 05/01/31	100,000	106,320
6.05%, 08/15/36	177,000	159,879
Deere & Co.
6.95%, 04/25/14	159,000	166,091
8.10%, 05/15/30	500,000	557,154
Dover Corp., 4.88%, 10/15/15	224,000	213,281
Emerson Electric Co.
4.50%, 05/01/13	1,250,000	1,232,188
6.00%, 08/15/32	83,000	77,520

		2,722,872

Media (0.8%)
CBS Corp.
5.63%, 08/15/12	590,000	555,481
7.88%, 07/30/30	80,000	66,093
5.50%, 05/15/33	118,000	79,744
Comcast Cable Communications Holdings, Inc.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Media (continued)
8.38%, 03/15/13	$236,000	$247,514
9.46%, 11/15/22	118,000	129,731
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	335,673
Comcast Corp.
5.85%, 01/15/10	864,000	869,059
5.90%, 03/15/16	413,000	378,537
6.50%, 01/15/17	1,013,000	952,072
7.05%, 03/15/33	295,000	264,577
5.65%, 06/15/35	586,000	435,593
6.50%, 11/15/35	100,000	83,492
6.45%, 03/15/37	342,000	275,845
COX Communications, Inc.
7.75%, 11/01/10	145,000	150,368
7.13%, 10/01/12	295,000	300,566
5.45%, 12/15/14	354,000	329,841
5.50%, 10/01/15	383,000	350,453
Historic TW, Inc., 6.88%, 06/15/18	176,000	156,531
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	727,611
Time Warner, Inc.
6.88%, 05/01/12	911,000	903,253
5.88%, 11/15/16(b)	700,000	615,216
7.63%, 04/15/31	777,000	674,716
7.70%, 05/01/32	932,000	814,326
Viacom, Inc.
6.25%, 04/30/16	649,000	584,496
6.88%, 04/30/36	324,000	259,744

		10,540,532

Metals & Mining (0.2%)
Alcan, Inc.
5.00%, 06/01/15	295,000	271,805
5.75%, 06/01/35	206,000	160,766
Alcoa, Inc., 5.87%, 02/23/22	625,000	538,373
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	214,099
Corp Nacional del Cobre de Chile — CODELCO, 6.38%, 11/30/12	120,000	123,773
Newmont Mining Corp., 5.88%, 04/01/35	236,000	179,596
Placer Dome, Inc., 6.38%, 03/01/33	139,000	121,622
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	840,261

		2,450,295

Mortgage Banks (0.1%)
Countrywide Home Loans, Inc.
5.63%, Series K, 07/15/09	560,000	529,608
4.00%, Series L, 03/22/11	706,000	607,410

		1,137,018

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	416,329
Apache Corp.
6.25%, 04/15/12	230,000	237,815
7.63%, 07/01/19	59,000	62,521
Atmos Energy Corp.
4.00%, 10/15/09	413,000	408,135
5.13%, 01/15/13	133,000	127,796
4.95%, 10/15/14	265,000	238,929
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	76,723
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	455,026
Colonial Pipeline Co., 7.63%, 04/15/32	215,000	218,106
ConocoPhillips
8.75%, 05/25/10	354,000	380,212
4.75%, 10/15/12	675,000	663,822
5.90%, 10/15/32	177,000	160,392
ConocoPhillips Holding Co., 6.95%, 04/15/29	218,000	219,179
Devon Energy Corp., 7.95%, 04/15/32	350,000	360,200
Devon OEI Operating, Inc., 7.25%, 10/01/11	578,000	603,302
Enterprise Products Operating LP, 5.60%, Series B, 10/15/14	1,194,000	1,125,098
Hess Corp., 7.30%, 08/15/31	354,000	323,992
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	213,746
6.75%, 03/15/11	91,000	92,148
5.80%, 03/15/35	206,000	153,419
Marathon Oil Corp., 6.80%, 03/15/32	118,000	110,539
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	74,000	76,165
Murphy Oil Corp., 6.38%, 05/01/12	59,000	61,621
Occidental Petroleum Corp., 6.75%, 01/15/12	265,000	285,662
PTT PCL, 5.88%, 08/03/35(b)	177,000	144,851
Valero Energy Corp.
6.88%, 04/15/12	590,000	605,838
7.50%, 04/15/32	118,000	110,837
6.63%, 06/15/37	455,000	392,633
XTO Energy, Inc.
4.90%, 02/01/14	147,000	137,288
5.30%, 06/30/15	280,000	260,253
5.65%, 04/01/16	118,000	110,259
6.38%, 06/15/38	610,000	498,061
6.50%, 12/15/18	210,000	194,789

		9,525,686

Oilfield Machinery & Services (0.1%)
Halliburton Co., 5.50%, 10/15/10	472,000	485,836
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	41,002
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	318,909
Transocean, Inc., 7.50%, 04/15/31	177,000	176,993

		1,022,740

Other Financial (3.7%)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	413,000	312,145
American Express Centurion Bank, 4.38%, 07/30/09	400,000	386,346
American Express Co., 4.88%, 07/15/13	1,348,000	1,203,393
American General Finance Corp., 5.38%, Series H, 10/01/12	1,003,000	548,214
American International Group, Inc.
5.05%, 10/01/15	147,000	79,244
5.60%, 10/18/16	585,000	293,153
5.85%, 01/16/18	1,700,000	853,310
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
6.25%, 05/01/36	$236,000	$109,392
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	89,734
Anadarko Finance Co.
6.75%, 05/01/11	118,000	120,761
7.50%, 05/01/31	298,000	273,262
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	436,697
Associates Corp. of North America, 6.95%, 11/01/18	339,000	279,681
BAE Systems Holdings, Inc., 4.75%, 08/15/10(b)	236,000	239,452
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	354,000	344,969
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	226,578
5.25%, 12/15/15	785,000	740,918
Boeing Capital Corp., 6.10%, 03/01/11	50,000	52,490
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	135,499
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	147,000	140,424
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	76,620
Caterpillar Financial Services Corp.
5.05%, 12/01/10	590,000	592,876
5.50%, 03/15/16	295,000	273,937
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	177,000	86,923
CIT Group, Inc.
4.75%, 12/15/10	201,000	130,901
5.13%, 09/30/14	251,000	123,782
5.40%, 01/30/16	177,000	85,668
5.85%, 09/15/16	1,150,000	557,747
6.00%, 04/01/36	206,000	82,612
Conoco Funding Co., 6.35%, 10/15/11	767,000	794,324
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	326,833
Continental Airlines, Inc.
7.92%, Series 00-1, 05/01/10	350,000	334,250
6.56%, Series 02-1, 08/15/13	233,000	210,865
CRH America, Inc., 6.00%, 09/30/16	885,000	762,676
Daimler Finance North America LLC
5.88%, 03/15/11	2,737,000	2,727,650
7.30%, 01/15/12	389,000	393,402
6.50%, 11/15/13	487,000	475,255
Deutsche Bank Financial LLC, 5.38%, 03/02/15(b)	177,000	160,404
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	684,334
5.75%, 03/23/16	1,177,000	1,049,919
8.75%, 06/15/30	369,000	356,845
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	670,688
Diageo Capital PLC, 5.50%, 09/30/16	500,000	479,718
Diageo Finance BV, 5.30%, 10/28/15	649,000	629,491
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	605,641
General Electric Capital Corp.
5.40%, 02/15/17	585,000	514,103
5.50%, 04/28/11	413,000	396,970
6.15%, 08/07/37	1,200,000	918,768
4.63%, Series A, 09/15/09	634,000	623,481
3.75%, Series A, 12/15/09	826,000	797,645
5.88%, Series A, 02/15/12	59,000	57,191
6.00%, Series A, 06/15/12	263,000	253,841
4.88%, Series A, 03/04/15	619,000	559,097
5.00%, Series A, 01/08/16	295,000	249,817
5.63%, Series A, 09/15/17	2,000,000	1,716,500
6.75%, Series A, 03/15/32	1,678,000	1,400,603
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	165,257
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	357,636
6.75%, 03/15/32	88,000	81,214
Hanson Australia Funding Ltd., 5.25%, 03/15/13	265,000	247,746
HSBC Finance Corp.
4.75%, 04/15/10	354,000	348,087
7.00%, 05/15/12	811,000	788,131
5.25%, 04/15/15	265,000	241,656
5.00%, 06/30/15	501,000	447,225
ING Security Life Institutional Funding, 4.25%, 01/15/10(b)	1,180,000	1,169,203
Inversiones CMPC SA, 4.88%, 06/18/13(b)	177,000	169,648
Kern River Funding Corp., 4.89%, 04/30/18	74,667	72,522
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	684,126
Mellon Funding Corp.
6.40%, 05/14/11	265,000	262,688
5.00%, 12/01/14	265,000	227,610
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	309,172
5.45%, 04/10/17	850,000	792,562
8.00%, Series C, 03/01/32	159,000	168,640
NiSource Finance Corp., 5.25%, 09/15/17	260,000	215,220
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	307,000	308,042
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	244,730
4.88%, 02/16/16	350,000	364,261
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	147,660
6.63%, 06/15/35	324,000	296,716
Popular North America, Inc., 4.70%, 06/30/09	324,000	314,821
Principal Life Global Funding I, 5.25%, 01/15/13	879,000	861,694
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	725,091
6.00%, 12/01/17	800,000	713,118
5.10%, Series B, 09/20/14	295,000	267,962
5.75%, Series B, 07/15/33	147,000	115,075
SLM Corp.
5.13%, 08/27/12	1,475,000	958,750
5.38%, Series A, 05/15/14	1,091,000	676,420
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
Spectra Energy Capital LLC, 6.75%, 02/15/32	$327,000	$292,750
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	206,060
5.25%, 11/15/13	590,000	523,442
4.95%, 09/30/14	295,000	248,765
5.25%, 10/01/15	940,000	782,456
6.00%, 09/30/34	230,000	161,143
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	124,301
Textron Financial Corp., 4.60%, 05/03/10	355,000	355,268
TIAA Global Markets, Inc., 4.95%, 07/15/13(b)	1,815,000	1,832,722
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	83,603
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	342,346
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	371,172
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	527,950
5.85%, 09/15/35	118,000	92,268
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	300,230
7.38%, 09/01/12	522,000	538,850
4.38%, 06/01/13	369,000	340,299
7.75%, 12/01/30	1,190,000	1,124,174
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	147,000	122,949
Willis North America, Inc., 5.63%, 07/15/15	177,000	161,756

		48,302,226

Other Utility (0.8%)
Ameren Energy Generating Co., 7.95%, Series F, 06/01/32	105,000	95,219
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	176,010
Consolidated Natural Gas Co., 5.00%, Series A, 12/01/14	1,069,000	984,731
Constellation Energy Group, Inc., 6.13%, 09/01/09	313,000	309,188
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	160,440
5.95%, Series B, 06/15/35	251,000	207,650
6.30%, Series E, 03/15/33	692,000	599,680
DTE Energy Co., 6.35%, 06/01/16	913,000	851,273
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	40,818
5.40%, Series A, 06/15/33	74,000	57,813
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	163,064
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	281,122
FirstEnergy Corp., 7.38%, Series C, 11/15/31	663,000	616,419
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	51,845
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	529,026
6.38%, 01/15/15	692,000	626,890
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	444,572
5.80%, 03/01/37	950,000	810,341
PacifiCorp, 5.25%, 06/15/35	177,000	141,067
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	105,540
7.45%, 08/15/32	118,000	114,809
Progress Energy, Inc.
7.10%, 03/01/11	122,000	125,357
7.75%, 03/01/31	486,000	499,146
Public Service Co. of Colorado, 5.50%, Series 15, 04/01/14	251,000	248,950
SCANA Corp.
6.88%, 05/15/11	516,000	525,164
6.25%, 02/01/12	147,000	147,526
Scottish Power Ltd., 5.81%, 03/15/25	118,000	105,482
Southern California Edison Co.
6.00%, 01/15/34	177,000	164,045
5.55%, 01/15/36	436,000	376,032
Virginia Electric and Power Co., 5.40%, Series A, 01/15/16	147,000	137,923
Westar Energy, Inc., 6.00%, 07/01/14	265,000	259,629
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	227,365
6.50%, 07/01/36	427,000	384,313

		10,568,449

Pharmaceuticals (0.6%)
Abbott Laboratories, 5.88%, 05/15/16	481,000	479,840
Amgen, Inc., 4.00%, 11/18/09	280,000	277,357
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,420,074
Eli Lilly & Co.
6.00%, 03/15/12	295,000	313,461
5.20%, 03/15/17	1,000,000	971,129
7.13%, 06/01/25	118,000	135,830
Genentech, Inc.
4.40%, 07/15/10	165,000	166,375
5.25%, 07/15/35	88,000	73,153
Merck & Co., Inc.
4.75%, 03/01/15	354,000	347,913
6.40%, 03/01/28	74,000	76,743
5.95%, 12/01/28	162,000	160,699
Pfizer, Inc., 4.65%, 03/01/18	265,000	251,787
Pharmacia Corp., 6.60%, 12/01/28	177,000	184,026
Schering-Plough Corp., 5.55%, 12/01/13	1,400,000	1,353,852
Wyeth
5.50%, 02/01/14	678,000	672,081
5.50%, 02/15/16	634,000	618,775
6.50%, 02/01/34	206,000	205,468
6.00%, 02/15/36	250,000	232,882

		7,941,445

Pipelines (0.2%)
AGL Capital Corp., 4.45%, 04/15/13	177,000	166,056
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	354,000	363,363
Consolidated Natural Gas Co., 6.25%, Series C, 11/01/11	451,000	455,028
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,698,708
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Texas Gas Transmission LLC, 4.60%, 06/01/15	$177,000	$161,001

		2,844,156

Publishing (0.1%)
Gannett Co., Inc., 6.38%, 04/01/12	236,000	229,009
News America, Inc.
9.25%, 02/01/13	118,000	126,050
5.30%, 12/15/14	367,000	348,865
8.00%, 10/17/16	118,000	122,920
7.28%, 06/30/28	77,000	72,599
6.20%, 12/15/34	245,000	195,336
6.40%, 12/15/35	477,000	400,695
Thomson Reuters Corp., 4.25%, 08/15/09	251,000	250,601

		1,746,075

Real Estate Investment Trusts (0.6%)
AvalonBay Communities, Inc.
6.63%, 09/15/11	88,000	88,161
5.50%, 01/15/12	765,000	739,832
Boston Properties LP, 5.00%, 06/01/15	590,000	525,079
Brandywine Operating Partnership LP, 5.63%, 12/15/10	180,000	173,079
Camden Property Trust, 5.00%, 06/15/15	147,000	127,914
Colonial Realty LP, 6.25%, 06/15/14	455,000	415,134
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	268,211
Duke Realty LP
5.25%, 01/15/10	177,000	173,545
4.63%, 05/15/13	765,000	696,054
ERP Operating LP
5.25%, 09/15/14	472,000	417,661
5.38%, 08/01/16	295,000	250,205
HCP, Inc.
6.45%, 06/25/12	56,000	52,513
6.00%, 01/30/17	472,000	377,324
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	161,902
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	679,386
HRPT Properties Trust, 5.75%, 02/15/14	177,000	155,038
iStar Financial, Inc., 5.65%, 09/15/11	254,000	132,080
Liberty Property LP, 7.25%, 03/15/11	38,000	38,568
Prologis, 5.25%, 11/15/10	472,000	470,667
Simon Property Group LP
4.60%, 06/15/10	236,000	231,979
5.10%, 06/15/15	531,000	469,117
6.10%, 05/01/16	413,000	377,028
Vornado Realty LP, 5.60%, 02/15/11	206,000	202,250
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	108,946
Westfield Capital Corp. Ltd., 5.13%, 11/15/14(b)	153,000	136,067

		7,467,740

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	224,429
7.95%, 08/15/30	206,000	224,785
CSX Corp.
6.75%, 03/15/11	133,000	135,917
5.50%, 08/01/13	507,000	480,604
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,005,389
5.59%, 05/17/25	84,000	73,041
7.25%, 02/15/31	620,000	650,019
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(b)	189,000	186,740
TTX Co., 4.90%, 03/01/15(b)	221,000	231,694
Union Pacific Corp.
3.63%, 06/01/10	242,000	238,585
5.38%, 06/01/33	62,000	48,846
6.25%, 05/01/34	236,000	209,277

		3,709,326

Service Companies (0.2%)
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	174,350
Oracle Corp., 5.25%, 01/15/16	572,000	538,523
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	104,602
6.13%, 01/15/17	700,000	610,743
Science Applications International Corp., 5.50%, 07/01/33	177,000	142,533
Waste Management, Inc.
7.38%, 08/01/10	147,000	152,223
6.38%, 11/15/12	206,000	206,313
7.00%, 07/15/28	162,000	147,502

		2,076,789

Specialty Retail (0.9%)
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	842,621
CVS Caremark Corp.
4.00%, 09/15/09	118,000	115,716
6.25%, 06/01/27	795,000	715,776
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,086,631
5.40%, 03/01/16	590,000	501,688
JC Penney Corp., Inc.
8.00%, 03/01/10	749,000	764,018
5.75%, 02/15/18	900,000	756,108
Kohl’s Corp., 6.30%, 03/01/11	50,000	51,023
Kroger Co. (The)
6.80%, 04/01/11	201,000	206,966
6.20%, 06/15/12	236,000	238,312
7.50%, 04/01/31	257,000	253,975
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	224,017
Ltd Brands, Inc., 6.13%, 12/01/12	147,000	136,505
Macy’s Retail Holdings, Inc.
6.63%, 04/01/11	631,000	613,375
5.75%, 07/15/14	442,000	383,514
6.90%, 04/01/29	147,000	114,951
Safeway, Inc.
6.50%, 03/01/11	236,000	243,181
5.80%, 08/15/12	206,000	208,744
5.63%, 08/15/14	177,000	172,753
Target Corp.
10.00%, 01/01/11	66,000	72,730
6.35%, 01/15/11	124,000	127,830
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Specialty Retail (continued)
7.00%, 07/15/31	$174,000	$174,650
6.35%, 11/01/32	313,000	297,793
Wal-Mart Stores, Inc.
4.13%, 07/01/10	413,000	421,107
4.13%, 02/15/11	383,000	384,892
5.00%, 04/05/12	1,800,000	1,842,835
7.55%, 02/15/30	118,000	128,001
5.25%, 09/01/35	708,000	565,929
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	127,142

		11,772,783

Technology (0.2%)
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	301,146
5.50%, 02/22/16	767,000	737,028
Dell, Inc., 7.10%, 04/15/28	206,000	198,632
Hewlett-Packard Co., 6.50%, 07/01/12	292,000	307,007
International Business Machines Corp.
4.75%, 11/29/12	516,000	516,548
5.88%, 11/29/32	983,000	909,664

		2,970,025

Telecommunications (1.2%)
America Movil SAB de CV
5.75%, 01/15/15	295,000	277,401
6.38%, 03/01/35	177,000	156,659
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	389,641
AT&T, Inc.
4.13%, 09/15/09	737,000	731,179
5.30%, 11/15/10	383,000	388,837
6.25%, 03/15/11	475,000	480,059
5.88%, 08/15/12	425,000	424,949
4.95%, 01/15/13	1,500,000	1,437,000
5.10%, 09/15/14	1,003,000	938,096
5.63%, 06/15/16	295,000	273,202
6.15%, 09/15/34	1,161,000	968,228
BellSouth Corp.
4.20%, 09/15/09	354,000	349,200
6.00%, 10/15/11	838,000	839,676
5.20%, 09/15/14	501,000	469,853
6.55%, 06/15/34	177,000	151,747
British Telecommunications PLC
8.63%, 12/15/10	1,280,000	1,337,805
9.13%, 12/15/30	559,000	557,651
Embarq Corp.
6.74%, 06/01/13	767,000	676,049
7.08%, 06/01/16	133,000	107,788
France Telecom SA
7.75%, 03/01/11	383,000	401,955
8.50%, 03/01/31	407,000	441,553
GTE Corp.
6.84%, 04/15/18	206,000	194,511
6.94%, 04/15/28	147,000	124,731
Koninklike KPN NV, 8.00%, 10/01/10	310,000	324,843
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	46,930
8.75%, 03/01/31	321,000	354,917
Rogers Wireless, Inc., 7.25%, 12/15/12	875,000	888,221

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	$236,000	$222,683
Verizon Global Funding Corp., 7.25%, 12/01/10	537,000	558,797
Vodafone Group PLC
7.75%, 02/15/10	383,000	394,750
5.00%, 12/16/13	664,000	626,821
7.88%, 02/15/30	206,000	199,309
6.15%, 02/27/37	590,000	473,835

		16,208,876

Transportation (0.1%)
General Dynamics Corp., 4.25%, 05/15/13	250,000	248,645
Southwest Airlines Co., 5.13%, 03/01/17	147,000	126,774
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	146,506
8.38%, 04/01/30(e)	177,000	215,594

		737,519

Total Corporate Bonds		261,958,997

Commercial Paper (1.0%)(f)
Other Financial (1.0%)
Atlantis One Funding Corp., 2.75%, 10/29/08	13,500,000	13,450,860

	Principal
	Amount	Value
Municipal Bonds (0.1%)(g)
Diversified Financial Services (0.1%)
City of Dallas, Texas, 5.25%, 02/15/24(e)	708,000	663,226
State of Illinois, 5.10%, 06/01/33	1,005,000	940,580
Total Municipal Bonds		1,603,806

	Principal
	Amount	Value
Sovereign Bonds (3.1%)
CANADA (0.7%)
Province of British Columbia, Canada, 4.30%, 05/30/13	159,000	163,205
Province of Manitoba, Canada
5.00%, 02/15/12	1,475,000	1,550,092
7.50%, Series EM, 02/22/10	295,000	314,193
Province of Nova Scotia, Canada, 5.13%, 01/26/17	885,000	915,195
Province of Ontario, Canada
4.38%, 02/15/13	428,000	438,388
4.50%, 02/03/15	667,000	671,166
4.75%, 01/19/16	295,000	300,351
Province of Quebec, Canada
5.00%, 07/17/09	3,185,000	3,241,311
4.60%, 05/26/15	354,000	357,699
7.50%, Series PD, 09/15/29	578,000	735,291

		8,686,891

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
Sovereign Bonds (continued)
CHILE (0.0%)
Chile Government International Bond, 5.50%, 01/15/13	$177,000	$189,496

CHINA (0.0%)
China Government International Bond, 4.75%, 10/29/13	295,000	296,230

ITALY (0.3%)
Italian Republic
3.25%, 05/15/09	1,003,000	1,008,968
4.38%, 06/15/13	560,000	575,512
4.50%, 01/21/15	938,000	962,472
4.75%, 01/25/16	413,000	424,660
6.88%, 09/27/23	251,000	303,842
5.38%, 06/15/33	841,000	871,041

		4,146,495

LUXEMBOURG (0.9%)
European Investment Bank
3.38%, 03/16/09	944,000	948,975
5.00%, 02/08/10	8,849,000	9,134,734
4.63%, 05/15/14	895,000	927,139
5.13%, 09/13/16	350,000	367,687

		11,378,535

MEXICO (0.3%)
Mexico Government International Bond
6.38%, 01/16/13	1,143,000	1,175,004
6.75%, 09/27/34	2,046,000	2,056,230

		3,231,234

POLAND (0.0%)
Poland Government International Bond, 5.00%, 10/19/15	224,000	221,393

REPUBLIC OF KOREA (0.1%)
Export-Import Bank of Korea
4.63%, 03/16/10	413,000	402,501
5.13%, 02/14/11	354,000	341,713
Republic of Korea, 4.25%, 06/01/13	708,000	675,470

		1,419,684

SOUTH AFRICA (0.0%)
South Africa Government International Bond, 6.50%, 06/02/14	206,000	201,880

SPAIN (0.1%)
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,661,871

SWEDEN (0.5%)
Svensk Exportkredit AB, 4.88%, Series A, 09/29/11	5,899,000	6,127,940

UNITED STATES (0.2%)
Inter-American Development Bank
5.00%, 04/05/11	350,000	364,284
5.13%, 09/13/16	585,000	610,563
6.80%, 10/15/25	413,000	501,300
International Bank for Reconstruction & Development, 7.63%, 01/19/23	973,000	1,256,941

		2,733,088

VENEZUELA (0.0%)
Corp. Andina de Fomento, 6.88%, 03/15/12	236,000	246,243

Total Sovereign Bonds		40,540,980

U.S. Government Sponsored & Agency Obligations (27.4%)
Federal Home Loan Bank System, 5.25%, 06/05/17	10,000,000	10,281,110
Federal Home Loan Mortgage Corp.
4.25%, 07/15/09	1,363,000	1,374,267
6.63%, 09/15/09	634,000	654,536
5.13%, 07/15/12	6,091,000	6,371,466
4.88%, 11/15/13	10,058,000	10,465,631
5.00%, 07/15/14	3,539,000	3,681,094
4.38%, 07/17/15	7,214,000	7,193,592
5.00%, 12/14/18	1,675,000	1,574,426
6.75%, 09/15/29	557,000	674,427
6.25%, 07/15/32	1,245,000	1,449,595
2.75%, 04/11/11	21,235,000	20,964,657
3.88%, 06/29/11	4,840,000	4,906,110
Federal National Mortgage Association
5.38%, 08/15/09	11,202,000	11,414,804
5.13%, 04/15/11	4,796,000	5,011,935
5.38%, 11/15/11	3,501,000	3,699,853
4.63%, 10/15/14	1,779,000	1,807,923
5.00%, 04/15/15	1,628,000	1,683,823
4.38%, 10/15/15	118,000	117,351
5.38%, 06/12/17	8,495,000	8,906,761
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	24,460
Tennessee Valley Authority, 6.25%, Series E, 12/15/17	50,000	55,122
U.S. Treasury Bond
8.50%, 02/15/20	4,238,000	5,885,192
6.25%, 08/15/23	20,176,000	24,225,384
6.88%, 08/15/25	4,713,000	6,081,613
6.38%, 08/15/27	10,342,000	12,891,944
5.38%, 02/15/31	3,107,000	3,530,571
4.50%, 02/15/36	6,055,000	6,214,888
5.00%, 05/15/37	305,000	339,289
4.50%, 05/15/38	4,750,000	4,903,634
U.S. Treasury Notes
4.50%, 09/30/11	41,975,000	44,627,946
4.63%, 02/29/12	15,297,000	16,327,161
4.50%, 04/30/12	4,000,000	4,263,752
4.75%, 05/31/12	6,465,000	6,947,347
4.25%, 09/30/12	7,000,000	7,415,625
2.75%, 02/28/13	26,000,000	25,865,944
4.00%, 02/15/15	3,250,000	3,413,007
4.13%, 05/15/15	5,348,000	5,642,974
4.50%, 11/15/15	6,372,000	6,812,063
4.88%, 08/15/16	5,672,000	6,139,498
4.63%, 02/15/17	7,365,000	7,837,398
4.50%, 05/15/17	5,775,000	6,085,857
8.75%, 05/15/17	6,524,000	8,848,175
4.25%, 11/15/17	12,545,000	13,001,713
3.50%, 02/15/18	10,000,000	9,806,250
2.00%, 09/30/10	22,000,000	22,006,864

Total U.S. Government Sponsored & Agency Obligations		361,427,032

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (43.5%)
Fannie Mae Pool
5.50%, Pool #254548, 12/01/32	$2,390,215	$2,392,116
6.00%, Pool #256023, 12/01/35	6,668,026	6,760,531
6.00%, Pool #256890, 09/01/37	910,124	914,105
6.00%, Pool #256936, 10/01/37	1,337,132	1,342,980
7.50%, Pool #560868, 02/01/31	5,517	5,953
7.50%, Pool #607212, 10/01/31	91,619	98,869
6.50%, Pool #607559, 11/01/31	2,495	2,580
6.50%, Pool #607632, 11/01/31	799	826
6.50%, Pool #656559, 02/01/33	261,752	270,455
7.50%, Pool #661664, 09/01/32	92,673	99,809
6.50%, Pool #694846, 04/01/33	37,363	38,348
5.50%, Pool #725594, 07/01/34	2,341,874	2,340,077
5.50%, Pool #735141, 01/01/35	8,745,914	8,728,273
5.00%, Pool #748841, 06/01/22	55,370	55,039
6.50%, Pool #750229, 10/01/33	232,266	238,391
6.50%, Pool #788027, 09/01/34	208,374	214,521
5.50%, Pool #788210, 02/01/21	698,890	705,558
4.50%, Pool #804847, 01/01/35	324,900	308,218
5.50%, Pool #811505, 10/01/20	46,779	47,283
5.50%, Pool #811558, 03/01/21	837,927	846,969
5.50%, Pool #811559, 05/01/21	625,195	631,159
5.50%, Pool #822023, 07/01/20	37,471	37,876
5.50%, Pool #825811, 09/01/20	16,702	16,882
5.50%, Pool #826869, 08/01/20	768,527	776,820
5.50%, Pool #829704, 10/01/20	58,913	59,549
5.50%, Pool #830670, 12/01/20	30,819	31,152
5.50%, Pool #832837, 09/01/20	705,681	713,295
5.50%, Pool #835228, 08/01/20	15,200	15,364
5.50%, Pool #837194, 02/01/21	31,729	32,072
5.50%, Pool #838565, 10/01/20	755,621	763,774
5.50%, Pool #838566, 10/01/20	29,118	29,433
5.50%, Pool #839100, 11/01/20	22,951	23,199
5.50%, Pool #839585, 09/01/20	77,410	78,245
5.50%, Pool #840102, 10/01/20	677,491	684,802
5.00%, Pool #840486, 01/01/22	85,690	85,178
5.50%, Pool #840808, 11/01/20	25,072	25,342
5.50%, Pool #841947, 10/01/20	29,365	29,682
5.50%, Pool #843102, 10/01/20	20,618	20,840
5.50%, Pool #845489, 06/01/21	17,711	17,880
5.50%, Pool #847832, 11/01/20	36,224	36,615
5.50%, Pool #847920, 11/01/20	767,560	775,843
5.50%, Pool #866142, 01/01/21	67,070	67,710
5.50%, Pool #867183, 02/01/21	84,370	85,175
6.00%, Pool #868494, 04/01/36	289,429	293,490
5.50%, Pool #870092, 08/01/21	20,664	20,861
5.50%, Pool #870296, 03/01/21	21,046	21,246
5.50%, Pool #878120, 04/01/21	34,543	34,873
5.50%, Pool #878121, 04/01/21	54,651	55,173
5.50%, Pool #879115, 05/01/21	106,079	107,091
5.50%, Pool #880950, 07/01/21	720,302	727,174
5.50%, Pool #883922, 05/01/21	669,123	675,506
5.50%, Pool #885440, 05/01/21	18,510	18,687
6.00%, Pool #885844, 06/01/36	279,357	283,277
6.00%, Pool #887050, 08/01/36	764,456	775,181
5.00%, Pool #888077, 08/01/36	2,707,919	2,640,324
5.00%, Pool #888233, 11/01/35	56,642,885	55,282,061
6.00%, Pool #888268, 03/01/37	628,380	637,196
5.50%, Pool #888275, 01/01/35	2,676,764	2,677,220
5.50%, Pool #888635, 09/01/36	2,825,621	2,826,103
6.50%, Pool #889072, 12/01/37	12,582,618	12,915,719
6.00%, Pool #889116, 02/01/38	10,205,240	10,347,839
5.00%, Pool #891595, 06/01/36	4,463,261	4,353,243
6.00%, Pool #892370, 07/01/36	129,299	131,113
5.50%, Pool #894126, 10/01/21	18,460	18,625
5.85%, Pool #894441, 08/01/36(a)	8,879,646	9,122,903
6.50%, Pool #894957, 08/01/36	669,711	687,478
5.50%, Pool #896599, 08/01/21	43,190	43,602
5.50%, Pool #896605, 08/01/21	31,738	32,041
6.00%, Pool #898415, 10/01/36	197,783	200,558
5.00%, Pool #899242, 03/01/22	30,484	30,301
5.50%, Pool #899438, 06/01/22	742,541	749,235
5.00%, Pool #899472, 06/01/22	109,756	109,099
5.00%, Pool #899475, 06/01/22	664,895	660,916
6.00%, Pool #899830, 08/01/37	1,819,837	1,845,265
6.00%, Pool #901149, 08/01/36	1,733,693	1,758,016
5.00%, Pool #901509, 12/01/21	63,624	63,296
5.50%, Pool #901957, 10/01/36	81,625	81,473
5.50%, Pool #902789, 11/01/21	660,250	666,549
5.00%, Pool #903350, 10/01/21	58,684	58,382
5.50%, Pool #905586, 12/01/21	700,846	707,532
5.97%, Pool #906185, 01/01/37(a)	5,907,410	6,010,877
5.50%, Pool #906205, 01/01/22	24,076	24,290
5.50%, Pool #906317, 01/01/22	40,893	41,262
5.00%, Pool #906708, 12/01/21	698,883	695,286
6.00%, Pool #907735, 12/01/36	256,334	259,930
6.50%, Pool #908698, 10/01/36	1,338,827	1,374,136
6.50%, Pool #909756, 02/01/37	2,650,752	2,721,075
5.00%, Pool #912845, 04/01/22	84,287	83,854
5.00%, Pool #912981, 03/01/22	97,966	97,379
5.50%, Pool #913323, 04/01/22	26,087	26,322
5.50%, Pool #913331, 05/01/22	78,589	79,298
5.50%, Pool #913889, 03/01/22	562,594	567,961
5.00%, Pool #914324, 03/01/22	32,937	32,740
5.50%, Pool #914385, 03/01/22	23,514	23,726
5.00%, Pool #914758, 04/01/22	589,491	585,963
5.00%, Pool #915144, 04/01/22	852,270	847,170
5.00%, Pool #917163, 06/01/22	124,749	124,002
6.00%, Pool #917237, 04/01/37	924,247	937,162
5.00%, Pool #917688, 04/01/22	98,682	98,091
5.00%, Pool #918552, 06/01/22	850,784	845,692
5.00%, Pool #918699, 06/01/22	634,280	630,484
6.50%, Pool #919190, 06/01/37	614,183	630,442
6.50%, Pool #922846, 11/01/36	588,322	603,929
5.00%, Pool #923092, 03/01/22	611,923	608,261
6.00%, Pool #923399, 06/01/37	888,003	900,411
5.50%, Pool #928106, 02/01/22	1,220,836	1,231,842
6.50%, Pool #937776, 06/01/37	1,331,912	1,367,172
5.00%, Pool #939453, 06/01/22	852,152	847,052
6.50%, Pool #939671, 06/01/37	645,779	662,875
5.50%, Pool #939673, 06/01/22	163,204	164,675
6.50%, Pool #939749, 06/01/37	1,672,244	1,716,514
6.00%, Pool #940887, 06/01/37	903,910	916,541
5.00%, Pool #940903, 06/01/22	85,884	85,370
6.00%, Pool #941193, 06/01/37	975,203	988,829
6.50%, Pool #941298, 06/01/37	688,695	706,927
5.00%, Pool #941632, 06/01/22	102,713	102,098
6.00%, Pool #946614, 09/01/37	2,206,124	2,236,951
6.00%, Pool #967483, 01/01/38	1,267,379	1,285,088
Federal Home Loan Mortgage Corp. TBA, 4.50%, 10/15/22	29,000,000	28,220,625
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Federal National Mortgage Association, 5.50%, Pool #42342, 10/15/35	$23,500,000	$23,433,918
Federal National Mortgage Association TBA
4.50%, 10/01/18	5,700,000	5,553,938
5.00%, 10/15/21	10,100,000	10,027,401
6.50%, 10/01/32	1,400,000	1,435,437
5.00%, 10/15/36	50,000,000	48,718,750
6.00%, 10/15/37	11,500,000	11,647,338
Freddie Mac Gold, 5.50%, Pool #26917, 10/15/37	4,000,000	3,978,752
Freddie Mac Gold Pool
6.50%, Pool #A10212, 06/01/33	26,226	27,052
6.50%, Pool #A14012, 11/01/32	97,573	100,830
7.00%, Pool #A16201, 08/01/29	24,860	26,178
6.50%, Pool #A16419, 11/01/33	48,498	50,026
6.50%, Pool #A16522, 12/01/33	359,843	371,180
6.50%, Pool #A17177, 12/01/33	29,184	30,104
6.50%, Pool #A17262, 12/01/33	91,818	94,711
7.00%, Pool #A18212, 11/01/29	243,325	256,223
6.50%, Pool #A21356, 04/01/34	223,514	230,137
6.50%, Pool #A22067, 05/01/34	301,253	310,179
6.50%, Pool #A24301, 05/01/34	162,634	167,453
6.50%, Pool #A24988, 07/01/34	152,373	156,888
6.50%, Pool #A31989, 04/01/35	92,513	95,052
5.00%, Pool #A33015, 08/01/35	2,123,073	2,071,404
6.50%, Pool #A33137, 01/01/35	61,610	63,436
5.00%, Pool #A36407, 08/01/35	282,043	275,178
5.00%, Pool #A36609, 08/01/35	4,861,790	4,743,468
5.00%, Pool #A36646, 08/01/35	14,467,569	14,115,470
5.00%, Pool #A36973, 08/01/35	385,998	376,604
5.50%, Pool #A37135, 09/01/35	3,931,323	3,916,022
4.50%, Pool #A37533, 09/01/35	269,015	254,902
5.00%, Pool #A37534, 09/01/35	3,896,644	3,801,811
5.00%, Pool #A37567, 09/01/35	345,252	336,849
5.00%, Pool #A38074, 10/01/35	714,137	696,757
5.50%, Pool #A38255, 10/01/35	3,395,192	3,381,977
5.50%, Pool #A38531, 10/01/35	4,080,654	4,064,772
5.50%, Pool #A38667, 10/01/35	2,946,425	2,934,957
6.50%, Pool #A38817, 05/01/35	12,500	12,832
5.00%, Pool #A39258, 11/01/35	207,235	202,192
5.00%, Pool #A39490, 11/01/35	354,504	345,877
5.50%, Pool #A39759, 11/01/35	228,226	227,338
5.00%, Pool #A39892, 11/01/35	240,564	234,709
6.50%, Pool #A40141, 11/01/35	127,997	131,510
5.00%, Pool #A40182, 12/01/35	355,765	347,107
5.00%, Pool #A40268, 12/01/35	290,929	283,849
5.50%, Pool #A40376, 12/01/35	212,976	212,147
5.00%, Pool #A41041, 12/01/35	625,504	610,281
5.50%, Pool #A41326, 01/01/36	1,131,968	1,127,562
5.50%, Pool #A41354, 01/01/36	7,513,231	7,483,989
7.00%, Pool #A41548, 01/01/36	281,412	294,714
5.00%, Pool #A41864, 01/01/36	290,680	283,606
4.50%, Pool #A42298, 01/01/36	422,472	400,308
5.50%, Pool #A42305, 01/01/36	1,622,224	1,615,150
5.50%, Pool #A42332, 01/01/36	383,856	382,362
5.50%, Pool #A43452, 03/01/36	195,024	194,173
6.50%, Pool #A43644, 03/01/36	150,970	154,995
6.50%, Pool #A43672, 02/01/36	66,412	68,183
5.50%, Pool #A43757, 03/01/36	2,095,238	2,086,101
5.50%, Pool #A43861, 03/01/36	4,448,732	4,429,332
5.00%, Pool #A44534, 04/01/36	233,016	227,199
5.00%, Pool #A44743, 04/01/36	207,966	202,905
5.00%, Pool #A46279, 07/01/35	701,128	684,065
5.00%, Pool #A46671, 08/01/35	245,771	239,789
4.50%, Pool #A46718, 08/01/35	1,090,881	1,033,651
6.50%, Pool #A46935, 09/01/35	141,627	145,514
4.50%, Pool #A47036, 09/01/35	346,980	328,777
5.00%, Pool #A47039, 09/01/35	3,453,098	3,369,059
4.50%, Pool #A47055, 09/01/35	4,246,407	4,023,632
6.50%, Pool #A47682, 11/01/35	740,662	760,988
5.00%, Pool #A47750, 11/01/35	2,435,171	2,375,906
5.00%, Pool #A47753, 11/01/35	3,078,774	3,003,845
7.00%, Pool #A48303, 02/01/36	121,799	127,431
4.50%, Pool #A48700, 05/01/36	162,991	154,287
5.50%, Pool #A48735, 05/01/36	493,451	491,300
5.50%, Pool #A48911, 05/01/36	668,058	665,145
5.50%, Pool #A48976, 05/01/36	6,165,037	6,138,152
5.00%, Pool #A49637, 06/01/36	994,180	969,363
5.50%, Pool #A49653, 06/01/36	24,180,222	24,074,777
7.00%, Pool #A49960, 06/01/36	41,907	43,845
6.50%, Pool #A50139, 06/01/36	221,997	227,916
5.50%, Pool #A50313, 07/01/36	569,622	567,138
5.50%, Pool #A50714, 07/01/36	318,957	317,566
5.50%, Pool #A50832, 07/01/36	703,021	699,955
5.50%, Pool #A51078, 08/01/36	292,768	291,491
6.50%, Pool #A51250, 08/01/36	751,517	771,554
6.50%, Pool #A51337, 08/01/36	207,628	213,164
6.50%, Pool #A52253, 09/01/36	238,324	244,678
6.50%, Pool #A53039, 10/01/36	443,347	455,167
5.50%, Pool #A53040, 10/01/36	1,085,869	1,081,134
6.50%, Pool #A53219, 10/01/36	435,699	447,316
5.50%, Pool #A53286, 10/01/36	1,094,594	1,089,820
6.00%, Pool #A53632, 10/01/36	933,322	945,687
5.00%, Pool #A54580, 04/01/36	419,882	409,663
5.50%, Pool #A55587, 12/01/36	401,241	399,491
5.50%, Pool #B10210, 10/01/18	362,989	365,658
5.50%, Pool #B10653, 11/01/18	261,282	265,081
5.50%, Pool #B11548, 12/01/18	110,234	111,045
5.50%, Pool #B12908, 03/01/19	130,421	131,991
5.50%, Pool #B13430, 04/01/19	111,222	112,561
5.50%, Pool #B13600, 04/01/19	90,386	91,474
5.50%, Pool #B14288, 12/01/19	154,005	155,860
6.00%, Pool #B15071, 06/01/17	290,079	295,432
5.50%, Pool #B15396, 06/01/19	160,476	162,408
6.00%, Pool #B16087, 08/01/19	176,359	179,628
5.50%, Pool #B18437, 05/01/20	134,335	135,322
8.00%, Pool #C00351, 07/01/24	2,333	2,536
7.50%, Pool #C00566, 12/01/27	10,023	10,890
6.50%, Pool #C00676, 11/01/28	56,044	58,055
7.00%, Pool #C00678, 11/01/28	14,173	14,955
7.00%, Pool #C00836, 07/01/29	5,535	5,828
7.50%, Pool #C00921, 02/01/30	7,303	7,910
8.00%, Pool #C01051, 09/01/30	13,819	14,989
7.50%, Pool #C01103, 12/01/30	6,353	6,736
7.00%, Pool #C01106, 12/01/30	76,850	80,872
7.50%, Pool #C01116, 01/01/31	6,193	6,708
6.50%, Pool #C01172, 05/01/31	33,598	34,751
8.00%, Pool #C01209, 06/01/31	2,992	3,245
6.50%, Pool #C01220, 09/01/31	8,865	9,169
7.00%, Pool #C01222, 09/01/31	12,105	12,726
6.50%, Pool #C01244, 10/01/31	51,043	52,795
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
6.50%, Pool #C01271, 12/01/31	$16,272	$16,830
7.50%, Pool #C01305, 12/01/31	6,436	6,964
6.50%, Pool #C01310, 03/01/32	88,684	91,645
6.50%, Pool #C01343, 04/01/32	78,747	81,376
7.00%, Pool #C01345, 04/01/32	52,884	55,586
6.50%, Pool #C01351, 05/01/32	51,028	52,731
6.50%, Pool #C01364, 06/01/32	51,829	53,559
8.00%, Pool #C01370, 04/01/32	10,615	11,511
8.00%, Pool #C01381, 05/01/32	60,420	65,527
6.50%, Pool #C01385, 08/01/32	72,699	75,126
6.50%, Pool #C01396, 09/01/32	118,996	122,968
6.50%, Pool #C01404, 10/01/32	297,977	307,923
7.00%, Pool #C01806, 01/01/34	87,120	91,238
6.50%, Pool #C01851, 04/01/34	229,653	236,458
7.00%, Pool #C18271, 11/01/28	9,919	10,466
6.50%, Pool #C30265, 08/01/29	9,524	9,860
7.00%, Pool #C31282, 09/01/29	1,116	1,175
7.00%, Pool #C31285, 09/01/29	13,215	13,916
8.00%, Pool #C32914, 11/01/29	5,993	6,501
7.00%, Pool #C36306, 02/01/30	7,170	7,545
7.00%, Pool #C36429, 02/01/30	6,425	6,761
8.00%, Pool #C37436, 01/01/30	8,020	8,699
7.50%, Pool #C37703, 04/01/30	5,028	5,445
8.00%, Pool #C41561, 08/01/30	4,487	4,867
7.00%, Pool #C43550, 10/01/30	12,287	12,930
8.00%, Pool #C43967, 10/01/30	51,543	55,905
7.50%, Pool #C44017, 10/01/30	1,025	1,111
8.00%, Pool #C44957, 11/01/30	9,902	10,740
7.00%, Pool #C44978, 11/01/30	2,228	2,344
7.50%, Pool #C46932, 01/01/31	10,838	11,738
7.50%, Pool #C47287, 02/01/31	7,852	8,505
7.50%, Pool #C48206, 03/01/31	15,850	17,167
7.00%, Pool #C48851, 03/01/31	9,863	10,369
6.50%, Pool #C52685, 05/01/31	30,591	31,641
7.00%, Pool #C53324, 06/01/31	18,186	19,118
6.50%, Pool #C53589, 06/01/31	83,607	86,476
7.00%, Pool #C54792, 07/01/31	75,787	79,674
6.50%, Pool #C54897, 07/01/31	50,512	52,246
7.50%, Pool #C55071, 07/01/31	880	952
6.50%, Pool #C58215, 09/01/31	2,610	2,699
6.50%, Pool #C58362, 09/01/31	23,253	24,051
7.00%, Pool #C58647, 10/01/31	3,401	3,576
7.00%, Pool #C58694, 10/01/31	23,807	25,028
6.50%, Pool #C58961, 10/01/31	442,571	457,760
7.00%, Pool #C60012, 11/01/31	4,739	4,982
6.50%, Pool #C60991, 11/01/31	12,362	12,787
7.00%, Pool #C61105, 12/01/31	11,077	11,645
8.00%, Pool #C61298, 11/01/31	7,458	8,088
7.00%, Pool #C62218, 01/01/32	14,529	15,275
7.00%, Pool #C63171, 01/01/32	37,310	39,224
7.50%, Pool #C64121, 02/01/32	8,280	8,959
6.50%, Pool #C64668, 03/01/32	16,991	17,558
6.50%, Pool #C65466, 03/01/32	78,028	80,633
7.50%, Pool #C65717, 04/01/32	11,208	12,103
6.50%, Pool #C66088, 04/01/32	14,083	14,554
6.50%, Pool #C66191, 04/01/32	30,108	31,113
6.50%, Pool #C66192, 04/01/32	15,128	15,633
7.00%, Pool #C66744, 04/01/32	2,598	2,731
6.50%, Pool #C66758, 05/01/32	373,972	386,455
7.00%, Pool #C66916, 05/01/32	37,481	39,395
6.50%, Pool #C66919, 05/01/32	4,273	4,415
6.50%, Pool #C67097, 05/01/32	6,039	6,241
7.00%, Pool #C67235, 05/01/32	94,805	99,648
7.00%, Pool #C67259, 05/01/32	4,235	4,452
6.50%, Pool #C67313, 05/01/32	2,380	2,460
6.50%, Pool #C67996, 06/01/32	11,180	11,554
7.00%, Pool #C68290, 06/01/32	13,807	14,512
7.00%, Pool #C68300, 06/01/32	77,170	81,112
8.00%, Pool #C68307, 06/01/32	3,892	4,220
7.50%, Pool #C68988, 07/01/32	4,616	4,984
7.00%, Pool #C69908, 08/01/32	63,615	66,865
6.50%, Pool #C69951, 08/01/32	23,570	24,356
7.00%, Pool #C70211, 08/01/32	60,739	63,842
7.50%, Pool #C71089, 09/01/32	16,717	18,052
6.50%, Pool #C71403, 07/01/32	55,148	57,041
7.50%, Pool #C72160, 10/01/32	5,671	6,124
6.50%, Pool #C72361, 06/01/32	27,217	28,151
6.50%, Pool #C72497, 06/01/32	15,824	16,367
6.50%, Pool #C73984, 12/01/32	13,253	13,696
6.50%, Pool #C74006, 08/01/32	15,666	16,188
6.50%, Pool #C77531, 02/01/33	102,285	105,699
7.00%, Pool #C90559, 05/01/22	95,203	100,101
8.00%, Pool #D60780, 06/01/25	5,461	5,932
8.00%, Pool #D64617, 10/01/25	28,778	31,271
7.00%, Pool #D82854, 10/01/27	6,090	6,427
6.50%, Pool #E00282, 03/01/09	7,215	7,474
7.50%, Pool #E00394, 09/01/10	18,223	18,831
7.50%, Pool #E00507, 09/01/12	2,267	2,371
6.00%, Pool #E00677, 06/01/14	83,996	86,032
7.50%, Pool #E00802, 02/01/15	40,870	42,653
7.00%, Pool #E00938, 01/01/16	20,196	21,326
6.00%, Pool #E00975, 05/01/16	58,690	60,098
6.00%, Pool #E00985, 06/01/16	32,836	33,621
6.50%, Pool #E00987, 06/01/16	28,607	29,993
6.50%, Pool #E00996, 07/01/16	3,516	3,687
7.00%, Pool #E01083, 11/01/16	6,903	7,278
6.00%, Pool #E01095, 01/01/17	13,333	13,647
6.50%, Pool #E01127, 02/01/17	21,469	22,493
6.00%, Pool #E01137, 03/01/17	20,442	20,920
6.50%, Pool #E01138, 03/01/17	10,848	11,362
6.00%, Pool #E01139, 04/01/17	91,983	94,126
6.00%, Pool #E01140, 05/01/17	80,970	82,853
6.50%, Pool #E01156, 05/01/17	30,927	32,381
6.00%, Pool #E01157, 06/01/17	56,693	58,009
5.50%, Pool #E01186, 08/01/17	180,123	183,347
6.50%, Pool #E01205, 08/01/17	23,050	24,134
5.50%, Pool #E01311, 02/01/18	1,932,360	1,965,067
5.50%, Pool #E01604, 03/01/19	148,836	149,931
6.00%, Pool #E69050, 02/01/13	31,261	31,836
7.00%, Pool #E72896, 10/01/13	16,914	17,808
7.50%, Pool #E81394, 10/01/15	13,203	13,916
7.00%, Pool #E81396, 10/01/15	1,443	1,524
7.00%, Pool #E82132, 01/01/16	4,109	4,339
6.00%, Pool #E82815, 03/01/16	14,142	14,403
7.00%, Pool #E83046, 04/01/16	2,542	2,685
6.00%, Pool #E83231, 04/01/16	3,973	4,046
6.00%, Pool #E83233, 04/01/16	10,675	10,872
6.00%, Pool #E83355, 05/01/16	15,730	16,020
6.00%, Pool #E83636, 05/01/16	27,691	28,202
6.50%, Pool #E83933, 05/01/16	1,112	1,152
6.50%, Pool #E84097, 12/01/15	4,274	4,428
6.50%, Pool #E84236, 06/01/16	7,243	7,505
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
6.50%, Pool #E84912, 08/01/16	$15,958	$16,535
6.50%, Pool #E85117, 08/01/16	9,651	10,000
6.00%, Pool #E85387, 09/01/16	37,159	37,844
6.50%, Pool #E85800, 10/01/16	7,542	7,814
6.00%, Pool #E86183, 11/01/16	5,020	5,113
6.00%, Pool #E86533, 12/01/16	9,857	10,039
5.50%, Pool #E86746, 12/01/16	81,496	82,095
6.50%, Pool #E86995, 01/01/17	33,282	34,485
6.50%, Pool #E87291, 01/01/17	40,059	41,507
6.50%, Pool #E87446, 01/01/17	7,109	7,366
6.00%, Pool #E87584, 01/01/17	10,438	10,631
6.50%, Pool #E88055, 02/01/17	62,816	65,088
6.00%, Pool #E88076, 02/01/17	10,692	10,889
6.50%, Pool #E88106, 02/01/17	39,249	40,668
6.00%, Pool #E88134, 03/01/17	3,321	3,383
6.00%, Pool #E88474, 03/01/17	19,639	20,002
6.00%, Pool #E88729, 04/01/17	15,909	16,203
6.00%, Pool #E88768, 03/01/17	52,823	53,798
6.00%, Pool #E89149, 04/01/17	24,832	25,291
6.00%, Pool #E89151, 04/01/17	18,287	18,625
6.50%, Pool #E89203, 04/01/17	8,490	8,797
6.00%, Pool #E89217, 04/01/17	13,706	13,960
6.00%, Pool #E89222, 04/01/17	96,487	98,271
6.00%, Pool #E89347, 04/01/17	4,742	4,829
6.00%, Pool #E89496, 04/01/17	21,103	21,493
6.00%, Pool #E89530, 05/01/17	57,879	58,949
6.00%, Pool #E89746, 05/01/17	127,085	129,434
6.00%, Pool #E89788, 05/01/17	12,424	12,654
6.00%, Pool #E89909, 05/01/17	20,378	20,755
6.50%, Pool #E89924, 05/01/17	60,017	62,188
6.00%, Pool #E90194, 06/01/17	15,707	15,997
6.00%, Pool #E90227, 06/01/17	12,947	13,186
6.00%, Pool #E90313, 06/01/17	6,449	6,568
5.50%, Pool #E90591, 07/01/17	79,534	80,839
6.00%, Pool #E90594, 07/01/17	49,526	50,441
6.00%, Pool #E90645, 07/01/17	83,762	85,310
6.00%, Pool #E90667, 07/01/17	13,989	14,247
7.00%, Pool #G01108, 04/01/30	4,801	5,055
6.50%, Pool #G01133, 07/01/30	37,270	38,607
7.00%, Pool #G01217, 03/01/31	63,373	66,689
7.00%, Pool #G01309, 08/01/31	17,062	17,937
7.00%, Pool #G01311, 09/01/31	100,264	105,511
7.00%, Pool #G01315, 09/01/31	3,794	3,992
6.50%, Pool #G01355, 02/01/32	471,588	487,772
7.00%, Pool #G01391, 04/01/32	160,608	169,013
6.50%, Pool #G01433, 07/01/32	26,856	27,752
6.50%, Pool #G01443, 08/01/32	179,747	185,747
6.50%, Pool #G01444, 08/01/32	185,242	191,599
7.00%, Pool #G01449, 07/01/32	114,063	120,032
7.00%, Pool #G01536, 03/01/33	89,782	94,026
6.50%, Pool #G01741, 10/01/34	160,550	165,909
5.00%, Pool #G01867, 08/01/35	5,499,645	5,365,799
4.50%, Pool #G01890, 10/01/35	691,536	655,257
7.00%, Pool #G01947, 05/01/35	132,104	138,852
5.00%, Pool #G01959, 12/01/35	3,297,474	3,217,223
4.50%, Pool #G02045, 10/01/35	248,920	235,861
5.00%, Pool #G02186, 05/01/36	17,945,705	17,508,958
4.50%, Pool #G02220, 01/01/36	218,537	207,072
6.50%, Pool #G02267, 08/01/36	1,610,228	1,653,160
5.00%, Pool #G02342, 10/01/36	1,425,182	1,389,607
6.50%, Pool #G02375, 09/01/36	849,590	872,242
6.50%, Pool #G08023, 11/01/34	247,180	254,504
6.50%, Pool #G08064, 04/01/35	164,906	169,432
5.00%, Pool #G08072, 08/01/35	3,992,160	3,895,003
5.50%, Pool #G08073, 08/01/35	2,290,999	2,282,082
6.50%, Pool #G08088, 10/01/35	861,688	885,335
5.50%, Pool #G08095, 11/01/35	689,572	686,888
5.50%, Pool #G08105, 01/01/36	8,172,626	8,140,818
4.50%, Pool #G08109, 11/01/35	359,072	340,235
5.50%, Pool #G08111, 02/01/36	5,965,182	5,939,169
5.50%, Pool #G08116, 03/01/36	1,178,189	1,173,051
6.50%, Pool #G08130, 05/01/36	278,786	286,219
5.50%, Pool #G08134, 06/01/36	675,143	672,199
5.50%, Pool #G08139, 07/01/36	1,412,925	1,406,763
6.50%, Pool #G08141, 07/01/36	1,007,599	1,034,464
6.50%, Pool #G10399, 07/01/09	1,329	1,345
6.00%, Pool #G10749, 10/01/12	52,959	53,930
6.50%, Pool #G10940, 11/01/11	8,119	8,411
6.50%, Pool #G11001, 03/01/15	30,844	31,957
7.50%, Pool #G11003, 04/01/15	2,272	2,392
6.00%, Pool #G11130, 12/01/11	68,006	69,751
7.00%, Pool #G11164, 05/01/15	7,290	7,691
7.00%, Pool #G11207, 11/01/16	17,950	18,957
5.50%, Pool #G11295, 09/01/17	119,240	121,197
5.50%, Pool #G11399, 04/01/18	173,463	176,473
6.00%, Pool #G11409, 05/01/17	123,097	125,368
6.50%, Pool #G11434, 01/01/18	32,212	33,376
6.00%, Pool #G11458, 09/01/17	40,919	41,672
5.50%, Pool #G11531, 02/01/19	75,674	76,774
6.00%, Pool #G11612, 04/01/14	37,883	38,815
6.00%, Pool #G11972, 04/01/16	245,078	249,594
6.00%, Pool #G12245, 07/01/21	147,114	149,849
5.50%, Pool #G12310, 08/01/21	121,550	122,520
6.00%, Pool #G12348, 08/01/21	301,235	306,835
5.50%, Pool #G12412, 11/01/21	157,745	159,004
5.50%, Pool #G18006, 08/01/19	136,001	137,638
6.00%, Pool #G18007, 07/01/19	67,147	68,392
5.50%, Pool #G18022, 11/01/19	280,596	283,974
6.00%, Pool #G18062, 06/01/20	129,353	131,754
5.50%, Pool #G18096, 01/01/21	117,663	118,528
5.00%, Pool #G18122, 06/01/21	222,992	221,454
5.50%, Pool #G18123, 06/01/21	428,594	432,013
5.00%, Pool #J00718, 12/01/20	1,270,894	1,264,913
5.00%, Pool #J00854, 01/01/21	695,810	692,535
5.50%, Pool #J00855, 01/01/21	318,509	321,448
5.00%, Pool #J00871, 01/01/21	301,135	299,718
5.00%, Pool #J00935, 12/01/20	121,703	121,130
5.00%, Pool #J01049, 01/01/21	2,835,116	2,821,775
5.00%, Pool #J01189, 02/01/21	167,898	166,741
5.00%, Pool #J01256, 03/01/21	160,112	159,009
5.50%, Pool #J01279, 02/01/21	260,383	262,460
5.00%, Pool #J01414, 03/01/21	137,412	136,464
5.50%, Pool #J01570, 04/01/21	181,385	182,719
5.00%, Pool #J01576, 04/01/21	791,678	786,220
5.50%, Pool #J01633, 04/01/21	777,341	783,542
5.00%, Pool #J01757, 05/01/21	314,594	312,426
5.00%, Pool #J01771, 05/01/21	207,848	206,415
5.00%, Pool #J01833, 05/01/21	135,531	134,596
5.00%, Pool #J01879, 05/01/21	257,878	256,101
6.00%, Pool #J01980, 06/01/21	304,856	310,523
5.50%, Pool #J02325, 07/01/20	302,926	305,721
5.50%, Pool #J03028, 07/01/21	187,723	189,220
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
5.00%, Pool #J03074, 07/01/21	$206,582	$205,158
5.00%, Pool #J06015, 05/01/21	236,115	234,488
4.50%, Pool #M80898, 02/01/11	391,762	397,593
4.50%, Pool #M80904, 03/01/11	241,406	239,797
4.50%, Pool #M80917, 05/01/11	60,230	61,126
4.50%, Pool #M80926, 07/01/11	237,784	241,324
4.50%, Pool #M80934, 08/01/11	294,052	292,092
4.50%, Pool #M80981, 07/01/12	126,630	126,511
4.50%, Pool #M81009, 02/01/13	158,617	157,560
Freddie Mac Non Gold Pool
5.72%, Pool #1G1945, 05/01/37(a)	9,261,949	9,380,133
5.74%, Pool #1J1593, 04/01/37(a)	9,666,461	9,801,777
5.87%, Pool #1J1594, 04/01/37(a)	10,804,210	10,999,066
Ginnie Mae I pool
9.00%, Pool #279461, 11/15/19	2,756	3,027
7.00%, Pool #376510, 05/15/24	8,149	8,613
7.00%, Pool #416538, 10/15/29	1,812	1,909
7.50%, Pool #434505, 08/15/29	2,199	2,371
7.00%, Pool #457801, 08/15/28	12,664	13,353
7.00%, Pool #470643, 07/15/29	19,328	20,365
7.00%, Pool #485879, 08/15/31	30,036	31,590
7.50%, Pool #486019, 01/15/31	4,643	5,001
5.50%, Pool #486921, 02/15/35	186,008	186,480
6.50%, Pool #486936, 02/15/29	9,374	9,655
7.00%, Pool #487053, 03/15/29	11,825	12,459
6.00%, Pool #502969, 03/15/29	30,138	30,723
7.50%, Pool #507396, 09/15/30	104,348	112,456
7.50%, Pool #508473, 04/15/31	17,996	19,385
7.00%, Pool #509099, 06/15/29	7,323	7,715
8.00%, Pool #524269, 11/15/29	10,730	11,775
8.00%, Pool #525561, 01/15/30	4,123	4,526
6.50%, Pool #528589, 03/15/31	92,465	95,177
7.50%, Pool #531352, 09/15/30	13,945	15,029
7.50%, Pool #535388, 01/15/31	4,299	4,631
7.50%, Pool #536334, 10/15/30	1,227	1,322
7.50%, Pool #537406, 02/15/31	4,176	4,499
7.00%, Pool #540659, 01/15/31	1,183	1,245
8.00%, Pool #544470, 04/15/31	4,479	4,917
6.50%, Pool #547948, 11/15/31	9,909	10,200
7.00%, Pool #549742, 07/15/31	7,230	7,603
6.50%, Pool #550991, 10/15/31	13,171	13,557
7.00%, Pool #552474, 03/15/32	16,274	17,109
7.00%, Pool #552616, 06/15/32	92,845	97,609
6.50%, Pool #552903, 11/15/32	443,595	456,330
6.00%, Pool #552952, 12/15/32	72,959	74,307
5.50%, Pool #553144, 04/15/33	293,083	294,194
6.00%, Pool #553320, 06/15/33	162,005	164,948
7.00%, Pool #555125, 09/15/31	5,220	5,490
6.50%, Pool #555171, 12/15/31	4,826	4,967
6.00%, Pool #564799, 03/15/34	706,611	719,006
7.00%, Pool #568715, 05/15/32	84,031	88,343
7.00%, Pool #570022, 07/15/32	142,423	149,731
7.00%, Pool #571267, 10/15/31	3,829	4,027
6.50%, Pool #572554, 09/15/31	201,266	207,169
6.00%, Pool #572733, 07/15/33	41,292	42,042
6.00%, Pool #573916, 11/15/33	177,522	180,747
7.50%, Pool #574837, 11/15/31	3,348	3,607
6.50%, Pool #580972, 02/15/32	7,906	8,133
8.00%, Pool #583645, 07/15/32	13,186	14,473
6.00%, Pool #588192, 02/15/33	40,939	41,683
6.00%, Pool #595077, 10/15/32	81,759	83,269
7.00%, Pool #596657, 10/15/32	7,190	7,559
6.00%, Pool #602102, 02/15/33	93,870	95,575
5.00%, Pool #602461, 12/15/35	196,288	192,847
6.00%, Pool #603520, 03/15/33	95,620	97,358
6.00%, Pool #604243, 04/15/33	170,887	173,992
6.50%, Pool #604788, 11/15/33	282,481	290,326
6.00%, Pool #604875, 12/15/33	331,369	337,389
5.50%, Pool #606308, 05/15/36	550,098	551,496
5.50%, Pool #606314, 05/15/36	243,857	244,477
6.00%, Pool #611526, 05/15/33	85,381	86,932
6.00%, Pool #621856, 01/15/34	142,266	144,761
6.50%, Pool #630038, 08/15/34	284,524	292,158
6.00%, Pool #631924, 05/15/33	148,420	151,116
6.00%, Pool #635306, 06/15/36	1,249,294	1,269,647
4.50%, Pool #641734, 09/15/35	1,195,254	1,141,990
5.00%, Pool #641779, 09/15/35	4,351,471	4,275,185
5.00%, Pool #645035, 07/15/35	185,192	181,946
4.50%, Pool #646799, 07/15/35	215,372	205,774
5.00%, Pool #648439, 01/15/36	371,802	365,167
5.50%, Pool #649454, 09/15/35	1,695,080	1,699,918
5.50%, Pool #649510, 10/15/35	2,583,978	2,591,353
5.50%, Pool #649513, 10/15/35	3,458,274	3,468,144
5.00%, Pool #650712, 01/15/36	511,989	502,853
5.50%, Pool #652207, 03/15/36	3,258,532	3,266,814
5.00%, Pool #652539, 05/15/36	230,128	226,022
5.50%, Pool #653598, 05/15/36	844,586	846,733
6.00%, Pool #655457, 05/15/36	229,026	232,826
5.00%, Pool #655519, 05/15/36	482,856	474,240
6.00%, Pool #656666, 06/15/36	1,156,587	1,175,430
6.50%, Pool #657912, 08/15/36	239,045	245,157
6.00%, Pool #781014, 04/15/29	27,090	27,674
7.00%, Pool #781124, 12/15/29	49,174	51,829
7.00%, Pool #781287, 05/15/31	28,262	29,758
7.00%, Pool #781319, 07/15/31	9,028	9,498
7.00%, Pool #781328, 09/15/31	26,640	28,051
7.50%, Pool #781380, 12/15/31	8,092	8,592
7.50%, Pool #781401, 02/15/32	23,240	25,041
8.00%, Pool #781429, 03/15/32	21,408	23,499
7.00%, Pool #781431, 04/15/32	100,462	105,654
7.50%, Pool #781478, 03/15/32	13,968	15,054
7.50%, Pool #781481, 01/15/32	42,924	46,264
6.00%, Pool #781688, 12/15/33	318,350	324,178
6.00%, Pool #781690, 12/15/33	137,747	140,302
7.00%, Pool #781699, 12/15/33	53,942	56,740
6.00%, Pool #781804, 09/15/34	492,691	500,903
6.00%, Pool #781847, 12/15/34	427,984	435,023
6.00%, Pool #781902, 02/15/35	415,339	422,110
5.00%, Pool #781905, 04/15/35	1,067,901	1,049,465
6.50%, Pool #781916, 03/15/32	530,580	545,471
6.00%, Pool #781933, 06/15/35	75,799	77,013

Total U.S. Government Mortgage Backed Agencies		575,196,290

U.S. Government Sponsored Mortgage-Backed Obligations (5.4%)
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/15/37	300,000	292,219
Federal National Mortgage Association TBA, 7.00%, 10/01/36	8,800,000	9,193,254
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (continued)
Freddie Mac Gold Pool, 6.00%, Pool #34397, 10/11/37	$61,300,000	$62,047,124

Total U.S. Government Sponsored Mortgage-Backed Obligations		71,532,597

Yankee Dollars (1.0%)
Banks (0.3%)
National Australia Bank Ltd., 8.60%, Series A, 05/19/10	177,000	185,317
Royal Bank of Scotland Group PLC, 4.70%, 07/03/18	472,000	402,504
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,714,000	2,740,109
UBS AG, 5.88%, 12/20/17	350,000	310,773
Westpac Banking Corp., 4.63%, 06/01/18	147,000	127,155

		3,765,858

Insurance (0.0%)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	73,248

Metals & Mining (0.1%)
Alcan, Inc.
6.45%, 03/15/11	44,000	45,131
4.50%, 05/15/13	372,000	346,922
Inco Ltd., 7.75%, 05/15/12	177,000	188,187
Potash Corp. of Saskatchewan
7.75%, 05/31/11	41,000	42,964
4.88%, 03/01/13	165,000	154,994
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	110,908
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	134,744

		1,023,850

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	244,888
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,387,560
EnCana Corp.
4.75%, 10/15/13	339,000	312,280
6.50%, 08/15/34	350,000	279,965
Nexen, Inc.
5.05%, 11/20/13	295,000	270,819
5.20%, 03/10/15	350,000	302,612
5.88%, 03/10/35	133,000	99,583
6.40%, 05/15/37	350,000	277,090
Petro-Canada, 5.95%, 05/15/35	271,000	214,128
StatoilHydro ASA, 6.80%, 01/15/28	650,000	674,961
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	120,947
5.75%, 05/15/35	350,000	261,959

		4,446,792

Oilfield Machinery & Services (0.0%)
Weatherford International Ltd., 5.50%, 02/15/16	74,000	67,826

Other Financial (0.1%)
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	74,772
Brookfield Asset Management, Inc., 5.75%, 03/01/10	180,000	177,052
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	128,552
6.50%, 12/01/11	206,000	214,503
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	354,558
Diageo Capital PLC, 7.25%, 11/01/09	350,000	358,583

		1,308,020

Other Utility (0.0%)
Hydro Quebec
8.40%, 01/15/22	220,000	293,785
8.88%, 03/01/26	156,000	225,071

		518,856

Pipelines (0.1%)
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	618,916

Road & Rail (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	999,034
6.90%, 07/15/28	242,000	243,841
6.20%, 06/01/36	236,000	218,480

		1,461,355

Total Yankee Dollars		13,284,721

Repurchase Agreements (0.1%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $1,554,697, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $1,585,721	1,554,628	1,554,628

Total Investments (Cost $1,496,005,228) (h) — 110.7%		1,463,214,930
Liabilities in excess of other assets — (10.7)%		(140,941,321)

NET ASSETS — 100.0%		$1,322,273,609

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 2.20% of net assets.

(c)	Security in default.

(d)	Illiquid security.

(e)	Step Bond: Coupon rate is set for an initial period and then decreases to a lower coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2008.

(f)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Bond Index Fund

(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2008.

(h)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

PCL	Public Company Limited

REIT	Real Estate Investment Trust

TBA	To Be Announced.

ULC	Unlimited Liability Co.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (34.9%)
Auto Loans (14.7%)
Banc of America Securities Auto Trust, 5.18%, Series 2006-G1, Class A3, 06/18/10	$1,682,884	$1,680,859
BMW Vehicle Owner Trust, 5.07%, Series 2006-A, Class A4, 08/25/11	2,500,000	2,472,940
Capital Auto Receivables Asset Trust
3.75%, Series 2004-2, Class A4, 07/15/09	635,112	634,386
4.98%, Series 2006-2, Class A3A, 05/15/11	1,845,601	1,826,334
Chase Manhattan Auto Owner Trust, 4.88%, Series 2005-B, Class A4, 06/15/12	1,216,849	1,218,779
Daimler Chrysler Auto Trust
4.98%, Series 2006-D, Class A3, 02/08/11	1,748,631	1,744,505
4.94%, Series 2007-A, Class A2A, 03/08/11	792,717	789,797
Ford Credit Auto Owner Trust
4.38%, Series 2005-B, Class A4, 01/15/10	535,343	534,710
5.05%, Series 2006-A, Class A3, 03/15/10	720,055	720,139
5.26%, Series 2007-B, Class A2A, 06/15/10	1,059,781	1,059,015
Honda Auto Receivables Owner Trust
5.41%, Series 2007-2, Class A2, 11/23/09	551,541	552,551
4.60%, Series 2005-4, Class A4, 11/22/10	1,220,085	1,217,523
4.03%, Series 2005-3, Class A4, 12/20/10	1,631,858	1,631,875
Honda Auto Recievables Owner Trust, 5.46%, Series 2007-2, Class A3, 04/21/10	1,000,000	1,001,530
Household Automotive Trust, 4.80%, Series 2005-3, Class A3, 10/18/10	908,308	902,948
Nissan Auto Receivables Owner Trust, 4.74%, Series 2006-A, Class A3, 09/15/09	435,370	435,795
USAA Auto Owner Trust
4.27%, Series 2008-1, Class A2, 10/15/10	1,814,277	1,813,591
3.91%, Series 2008-2, Class A2, 01/18/11	2,000,000	1,988,959
Volkswagen Auto Loan Enhanced Trust, 4.86%, Series 2005-1, Class A4, 04/20/12	2,821,163	2,825,044
Wachovia Auto Owner Trust, 5.35%, Series 2006-A, Class A3, 02/22/11	683,031	684,986
WFS Financial Owner Trust
3.93%, Series 2004-3, Class A4, 02/17/12	1,241,813	1,241,367
4.39%, Series 2005-2, Class A4, 11/19/12	1,585,321	1,585,587
World Omni Auto Receivables Trust
5.46%, Series 2007-B, Class A2A, 02/16/10	637,028	638,259
4.13%, Series 2008-B, Class A2, 03/15/11	2,500,000	2,457,175

		31,658,654

Credit Card Loans (8.8%)
American Express Credit Account Master Trust, 4.35%, Series 2004-3, Class A, 12/15/11	3,120,000	3,116,556
BA Master Credit Card Trust, 7.00%, Series 1999-J, Class A, 02/15/12	1,000,000	1,021,067
Bank of America Credit Card Trust, 4.07%, Series 2008-A9, Class A9, 07/16/12	2,500,000	2,474,199
Bank One Issuance Trust
3.45%, Series 2004-A1, Class A1, 10/17/11	2,500,000	2,490,171
3.94%, Series 2004-A6, Class A6, 04/16/12	1,564,000	1,554,045
Citibank Credit Card Issuance Trust, 4.85%, Series 2006-A2, Class A2, 02/10/11	2,440,000	2,442,407
Citibank Credit Card Master Trust I, 5.88%, Series 1999-2, Class A, 03/10/11	2,500,000	2,514,561
MBNA Credit Card Master Note Trust, 4.90%, Series 2006-A1, Class A1, 07/15/11	2,500,000	2,503,624
MBNA Practice Solutions Owner Trust, 4.34%, Series 2005-2, Class A3, 06/15/11	816,566	816,297

		18,932,927

Equipment Loans (3.9%)
Caterpillar Financial Asset Trust
5.40%, Series 2007-A, Class A2A, 04/26/10	492,153	493,050
5.57%, Series 2006-A, Class A3, 05/25/10	548,575	550,553
CIT Equipment Collateral
5.13%, Series 2006-VT1, Class A3, 12/21/09	454,790	455,325
5.16%, Series 2006-VT1, Class A4, 02/20/13	2,500,000	2,476,466
GE Equipment Midticket LLC, 4.58%, Series 2007-1 , Class A2A, 05/14/10	1,999,151	1,998,172
John Deere Owner Trust, 3.63%, Series 2008-A Class A2, 03/15/11	2,500,000	2,480,020

		8,453,586

Home Equity Loans (0.9%)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, Series 2003-6, Class 1A3, 05/25/26	103,437	103,064
3.30%, Series 2003-3, Class 1A4, 11/25/29	273,755	270,186
Citicorp Residential Mortgage Securities, Inc., 5.96%, Series 2006-1, Class A1, 07/25/36	299,989	298,605
Countrywide Asset-Backed Certificates, 4.37%, Series 2005-7, Class AF2, 10/25/35	378,112	376,692
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Home Equity Loans (continued)
FHLMC Structured Pass Through Securities, 5.05%, Series T-50, Class A7, 10/27/31(a)	$1,103,000	$1,014,108

		2,062,655

Utility Loans (6.6%)
AEP Texas Central Transition Funding LLC, 4.98%, Series 2006-A, Class A1, 01/01/10	2,031,398	2,037,632
CenterPoint Energy Transition Bond Co. LLC, 5.16%, Series 2001-1, Class A3, 09/15/11	1,220,023	1,226,124
CPL Transition Funding LLC, 5.56%, Series 2002-1, Class A3, 01/15/12	2,005,397	2,037,107
FPL Recovery Funding LLC, 5.05%, Series 2007-A, Class A1, 02/01/13	1,942,877	1,952,552
Oncor Electric Delivery Transition Bond Co., 4.03%, Series 2003-1, Class A2, 02/15/12	1,405,428	1,400,675
Peco Energy Transition Trust, 6.52%, Series 2001-A, Class A1, 12/31/10	1,505,000	1,544,550
PG&E Energy Recovery Funding LLC
3.87%, Series 2005-1, Class A2, 06/25/11	800,811	798,703
4.85%, Series 2005-2, Class A1, 06/25/11	891,779	892,646
PP&L Transition Bond Co LLC, 7.15%, Series 1999-1, Class A8, 06/25/09	400,626	403,041
Public Service New Hampshire Funding LLC, 5.73%, Series 2001-1, Class A2, 11/01/10	334,161	334,550
TXU Electric Delivery Transition Bond Co. LLC, 3.52%, Series 2004-1, Class A1, 11/15/11	1,665,385	1,673,312

		14,300,892

Total Asset-Backed Securities		75,408,714

Corporate Bonds (23.1%)
Aerospace & Defense (0.8%)
United Technologies Corp., 4.38%, 05/01/10	1,650,000	1,677,822

Banks (4.2%)
Bank One Corp., 6.00%, 02/17/09	2,500,000	2,483,145
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	1,956,698
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	2,000,000	2,068,080
US Bancorp, 5.30%, 04/28/09	2,500,000	2,497,817

		9,005,740

Beverages (1.1%)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,511,538

Diversified Financial Services (0.7%)(a)
Wells Fargo & Co., 2.92%, 09/15/09	1,470,000	1,461,450

Diversified Manufacturing (1.2%)
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,629,215

Health Care Equipment & Supplies (1.2%)
Johnson & Johnson, 6.63%, 09/01/09	2,500,000	2,564,145

Insurance (1.0%)
Genworth Financial, Inc., 5.23%, 05/16/09	2,500,000	2,123,398

Machinery (1.2%)
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,564,443

Manufacturing (2.2%)
3M Co., 5.13%, 11/06/09	2,523,000	2,559,359
IBM Corp., 4.25%, 09/15/09	2,227,000	2,246,698

		4,806,057

Other Financial (7.2%)
Associates Corp. of North America, 6.25%, 11/01/08	2,500,000	2,493,753
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	2,000,000	2,007,754
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,497,412
John Deere Capital Corp., 4.40%, 07/15/09	2,000,000	1,990,236
Monumental Global Funding II, 3.90%, 06/15/09(b)	2,500,000	2,464,770
New York Life Global Funding, 3.88%, 01/15/09(b)	2,500,000	2,495,755
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,528,329

		15,478,009

Specialty Retail (1.2%)
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,500,000	2,567,662

Telecommunications (1.1%)
BellSouth Corp., 4.20%, 09/15/09	2,540,000	2,505,558

Total Corporate Bonds		49,895,037

Commercial Mortgage Backed Securities (11.5%)
Asset Securitization Corp., 7.40%, Series 1996-D3, Class A1C, 10/13/26	242,553	243,537
Bear Stearns Commercial Mortgage Securities
6.08%, Series 2001-TOP2, Class A1, 02/15/35	187,424	187,019
4.17%, Series 2004-T14, Class A2, 01/12/41	2,202,340	2,185,705
Citigroup Commercial Mortgage Trust, 3.79%, Series 2004-C2, Class A1, 10/15/41	495,778	492,714
Commercial Mortgage Asset Trust, 6.64%, Series 1999-1, Class G, 01/17/32	1,924,563	1,924,212
First Union National Bank Commercial Mortgage, 5.67%, Series 2001-C4, Class A1, 12/12/33	823,283	819,035
GMAC Commercial Mortgage Securities, Inc.
4.22%, Series 2003-C3, Class A2, 04/10/40	2,446,591	2,410,859
4.21%, Series 2004-C3, Class A3, 12/10/41	2,000,000	1,959,200
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Enhanced Income Fund

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp., 4.34%, Series 2004-GG1 , Class A3, 06/10/36	$1,802,739	$1,789,296
JPMorgan Chase Commercial Mortgage Securities Corp.
2.80%, Series 2004-PNC1, Class A1, 06/12/41	366,107	364,289
5.34%, Series 2006-CB16, Class A1, 05/12/45	2,219,946	2,174,441
LB-UBS Commercial Mortgage Trust
5.97%, Series 2002-C1, Class A2, 03/15/26	604,190	603,716
4.90%, Series 2002-C2, Class A2, 06/15/26	195,946	194,947
3.48%, Series 2003-C5, Class A2, 07/15/27	44,892	44,534
Morgan Stanley Capital I
4.50%, Series 2004-IQ8, Class A3, 11/15/11	2,500,000	2,451,786
4.81%, Series 2005-HQ5, Class A2, 01/14/42	2,295,754	2,256,419
Nomura Asset Securities Corp., 6.59%, Series 1998-D6, Class A1B, 03/15/30	210,193	210,125
Wachovia Bank Commercial Mortgage Trust
4.38%, Series 2005-C16, Class A2, 10/15/41	2,503,112	2,453,733
4.78%, Series 2005-C17, Class A2, 03/15/42	2,035,783	2,000,215

Total Commercial Mortgage Backed Securities		24,765,782

Collateralized Mortgage Obligations (6.2%)
Fannie Mae REMICS
3.50%, Series 2004-34, Class PL, 05/25/14	381,749	381,141
4.50%, Series 2005-91, Class PB, 06/25/16	2,529,432	2,533,575
3.00%, Series 2003-57, Class NB, 06/25/18	428,763	410,195
3.25%, Series 2003-75, Class NB, 08/25/18	345,657	339,402
4.50%, Series 2004-96, Class EW, 06/25/24	2,497,316	2,496,113
3.50%, Series 2003-75, Class AN, 03/25/33	341,373	319,528
Freddie Mac REMICS
3.50%, Series 2611, Class KC, 01/15/17	465,114	459,869
4.50%, Series 2664, Class GA, 01/15/18	521,490	523,209
3.25%, Series 2613, Class PA, 05/15/18	572,085	550,313
3.00%, Series 2630, Class JA, 06/15/18	461,664	454,161
Government National Mortgage Association
2.21%, Series 2003-49, Class A, 10/16/17	2,241,750	2,210,886
3.88%, Series 2004-103, Class A, 12/16/19	2,232,152	2,217,122
Residential Funding Mortgage Securities I, 2.50%, Series 2003-S11, Class A1, 06/25/18	417,886	404,779

Total Collateralized Mortgage Obligations		13,300,293

U.S. Government Sponsored & Agency Obligations (17.2%)
Federal Home Loan Bank, 5.38%, 07/17/09	2,500,000	2,542,690
Federal Home Loan Mortgage Corp., 4.88%, 02/09/10	2,500,000	2,555,970
Federal National Mortgage Association, 4.63%, 12/15/09	2,700,000	2,746,367
U.S. Treasury Notes
4.00%, 09/30/09	6,000,000	6,122,814
3.25%, 12/31/09	8,000,000	8,132,496
2.13%, 01/31/10	5,000,000	5,013,670
2.00%, 02/28/10	5,000,000	5,003,905
2.88%, 06/30/10	5,000,000	5,082,420

Total U.S. Government Sponsored & Agency Obligations		37,200,332

U.S. Government Sponsored Mortgage-Backed Obligations (0.5%)
Fannie Mae Pool
6.50%, Pool #190255, 02/01/09	2,959	2,969
5.50%, Pool #254256, 04/01/09	16,156	16,390
6.00%, Pool # 253845, 06/01/16	100,048	102,410
6.00%, Pool #254089, 12/01/16	153,554	157,179
6.00%, Pool #545415, 01/01/17	135,322	138,516
5.50%, Pool #254195, 02/01/17	328,458	334,671
5.50%, Pool #625178, 02/01/17	286,300	291,715
Freddie Mac Gold Pool
6.50%, Pool #E00678, 06/01/14	59,638	62,578
6.00%, Pool #E00991, 07/01/16	79,262	81,152

Total U.S. Government Sponsored Mortgage-Backed Obligations		1,187,580

Repurchase Agreements (5.8%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $12,563,737, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $12,814,446	12,563,182	12,563,182

Total Investments (Cost $215,438,017) (c) — 99.2%		214,320,920
Other assets in excess of liabilities — 0.8%		1,651,266

NET ASSETS — 100.0%		$215,972,186

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Enhanced Income Fund

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 2.30% of net assets.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (86.1%)
BRAZIL (9.4%)
Commercial Banks (0.9%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	16,000	$1,614,720

Diversified Telecommunication Services (1.0%)
Brasil Telecom Participacoes SA ADR	34,225	1,672,234

Electric Utility (0.5%)
MPX Energia SA*	7,100	821,068

Multiline Retail (1.6%)
Lojas Renner SA	241,100	2,812,242

Oil, Gas & Consumable Fuels (4.4%)
Petroleo Brasileiro SA	37,900	828,764
Petroleo Brasileiro SA ADR	156,475	6,877,076

		7,705,840

Transportation Infrastructure (1.0%)
Companhia de Concessoes Rodoviarias	134,299	1,747,920

		16,374,024

CHILE (0.4%)
Commercial Banks (0.4%)
Banco Santander Chile SA ADR	17,881	765,128

CHINA (6.6%)(a)
Commercial Banks (3.2%)
China Construction Bank Corp., Class H(b)	6,101,000	4,071,124
Industrial & Commercial Bank of China	2,495,000	1,508,015

		5,579,139

Construction Materials (0.3%)
Anhui Conch Cement Co. Ltd.*	168,200	642,492

Insurance (0.9%)
Ping An Insurance Co. of China Ltd.	273,000	1,598,730

Marine (0.4%)
China Shipping Development Co. Ltd.	510,000	669,546

Oil, Gas & Consumable Fuels (1.8%)
China Petroleum & Chemical Corp.	1,768,000	1,395,407
PetroChina Co. Ltd.	1,645,800	1,708,552

		3,103,959

		11,593,866

CZECH REPUBLIC (2.2%)(a)
Electric Utility (2.2%)
CEZ AS	62,390	3,879,991

EGYPT (1.4%)
Diversified Telecommunication Services (1.4%)
Telecom Egypt GDR	151,982	2,393,716
HONG KONG (7.2%)(a)
Electronic Equipment & Instruments (0.8%)
Kingboard Chemical Holdings Ltd.	411,500	1,405,106

Independent Power Producers & Energy Traders (1.6%)
China Resources Power Holdings Co.	1,255,800	2,743,385

Marine (0.9%)
Pacific Basin Shipping Ltd.	1,936,000	1,609,650

Oil, Gas & Consumable Fuels (1.1%)
CNOOC Ltd.	1,761,000	1,978,364

Personal Products (0.6%)
Hengan International Group Co. Ltd.	328,000	933,448

Wireless Telecommunication Services (2.2%)
China Mobile Ltd.	382,300	3,829,882

		12,499,835

INDIA (1.1%)
Commercial Banks (1.1%)
ICICI Bank Ltd. ADR	79,699	1,874,520

INDONESIA (1.3%)(a)
Commercial Banks (1.3%)
Bank Central Asia Tbk PT	6,854,000	2,258,771

ISRAEL (1.4%)
Chemicals (0.5%)(a)
Israel Chemicals Ltd.	57,978	834,463

Software (0.9%)
Check Point Software Technologies Ltd.*	66,379	1,509,458

		2,343,921

KAZAKHSTAN (1.4%)(a)
Oil, Gas & Consumable Fuels (1.4%)
KazMunaiGas Exploration Production GDR	156,850	2,480,697

LUXEMBOURG (0.4%)
Energy Equipment & Services (0.4%)
Tenaris SA ADR	18,944	706,422

MALAYSIA (2.3%)(a)
Commercial Banks (1.2%)
Bumiputra Commerce Holdings Bhd	915,000	2,048,313

Food Products (0.2%)
IOI Corp. Bhd	229,080	282,537

Wireless Telecommunication Services (0.9%)
TM International Bhd*	997,400	1,634,593

		3,965,443

MEXICO (6.7%)
Commercial Banks (1.4%)
Grupo Financiero Banorte SAB de CV	778,550	2,485,037

Food & Staples Retailing (1.4%)
Wal-Mart de Mexico SAB de CV, Series V	715,850	2,507,504

Metals & Mining (1.5%)
Grupo Mexico SAB de CV, Series B	927,242	975,241
Industrias CH SAB de CV, Series B*	438,101	1,618,738

		2,593,979

Wireless Telecommunication Services (2.4%)
America Movil SAB de CV, Series L ADR	89,786	4,162,479

		11,748,999

MOROCCO (0.5%)(a)
Real Estate Management & Development (0.5%)
Compagnie Generale Immobiliere	3,385	836,306

PERU (1.2%)
Commercial Banks (1.2%)
Credicorp Ltd.	35,660	2,138,887
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (continued)
POLAND (1.3%)(a)
Diversified Telecommunication Services (1.3%)
Telekomunikacja Polska SA*	243,233	$2,321,745

REPUBLIC OF KOREA (13.0%)
Chemicals (0.6%)(a)
LG Chem Ltd.	12,387	972,018

Commercial Banks (3.5%)
Industrial Bank of Korea GDR(a)	149,830	1,812,932
KB Financial Group, Inc. ADR*	69,858	3,191,812
Shinhan Financial Group Co. Ltd.(a)	33,084	1,183,813

		6,188,557

Household Durables (1.0%)(a)
LG Electronics, Inc.	19,019	1,760,023

Industrial Conglomerate (0.9%)(a)
LG Corp.	29,000	1,510,260

Insurance (1.3%)(a)
Samsung Fire & Marine Insurance Co. Ltd.	13,367	2,340,266

Machinery (1.4%)(a)
Hanjin Heavy Industries & Construction Co. Ltd.	45,730	1,369,817
Hyundai Heavy Industries	4,961	1,148,632

		2,518,449

Metals & Mining (1.8%)(a)
POSCO	8,158	3,060,769

Semiconductors & Semiconductor Equipment (2.5%)(a)
Samsung Electronics Co. Ltd.	9,558	4,380,534

		22,730,876

RUSSIAN FEDERATION (8.5%)
Automobiles (1.6%)(a)
Sollers*	94,980	2,881,947

Chemicals (1.0%)(a)
Uralkali GDR	55,088	1,743,490

Commercial Banks (0.7%)(a)
Sberbank	807,250	1,263,808

Metals & Mining (0.4%)
Chelyabinsk Zinc Plant*	34,800	104,400
Evraz Group SA GDR(a)	15,706	605,085

		709,485

Oil, Gas & Consumable Fuels (3.5%)(a)
Gazprom OAO ADR	151,815	4,703,229
LUKOIL ADR	24,024	1,440,043

		6,143,272

Transportation Infrastructure (0.2%)(a)
Novorossiysk Commercial Sea Port GDR	42,824	274,074

Wireless Telecommunication Services (1.1%)
Mobile Telesystems OJSC ADR*	33,120	1,855,051

		14,871,127

SOUTH AFRICA (6.2%)(a)
Food & Staples Retailing (0.5%)
Massmart Holdings Ltd.	97,400	893,065

Industrial Conglomerate (1.2%)
Murray & Roberts Holdings Ltd.	175,965	2,070,011

Metals & Mining (1.1%)
Impala Platinum Holdings Ltd.	95,379	1,950,165

Oil, Gas & Consumable Fuels (1.5%)
Sasol Ltd.	61,604	2,633,435

Wireless Telecommunication Services (1.9%)
MTN Group Ltd.	232,363	3,283,908

		10,830,584

TAIWAN (8.6%)(a)
Chemicals (0.5%)
NanYa Plastics Corp.	554,000	821,163

Computers & Peripherals (1.1%)
Asustek Computer, Inc.	975,782	1,931,803

Construction Materials (0.0%)
Taiwan Cement Corp.	405	242

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Co. Ltd.	412,000	969,504

		969,504

Electronic Equipment & Instruments (1.9%)
Hon Hai Precision Industry Co. Ltd.	923,066	3,307,168

Insurance (1.2%)
Shin Kong Financial Holding Co. Ltd.	6,033,495	2,085,464

Metals & Mining (0.7%)
China Steel Corp.	1,274,120	1,273,826

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Semiconductor Engineering, Inc.	2,164,185	1,103,325
Taiwan Semiconductor Manufacturing Co. Ltd.	2,111,920	3,542,857

		4,646,182

		15,035,352

THAILAND (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Banpu PCL NVDR	301,559	2,658,643
PTT Exploration & Production PCL NVDR(a)	541,700	2,054,963

		4,713,606

TURKEY (1.1%)(a)
Commercial Banks (1.1%)
Turkiye Vakiflar Bankasi Tao, Class D	1,217,055	1,992,267

UNITED STATES (0.7%)
Beverages (0.7%)
Central European Distribution Corp.*	26,955	1,224,026

Total Common Stocks		150,516,613

Preferred Stocks (4.6%)
BRAZIL (4.6%)
Commercial Banks (1.0%)
Banco Bradesco SA	109,984	1,754,633

Metals & Mining (2.5%)
Companhia Vale do Rio Doce, Class A	190,586	3,235,875
Usinas Siderurgicas de Minas Gerais SA, Class A	52,252	1,107,443

		4,343,318

Supermarkets (1.1%)
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	54,076	1,890,497

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares or
	Principal
	Amount	Value
Preferred Stocks (continued)
BRAZIL (continued)
		7,988,448

REPUBLIC OF KOREA (0.0%)(a)
Semiconductors & Semiconductor Equipment (0.0%)
Samsung Electronics Co. Ltd. GDR	2	$311

Total Preferred Stocks		7,988,759

Equity-Linked Notes (7.9%)
EGYPT (0.4%)
Real Estate Management & Development (0.4%)
Talaat Moustafa Group, 11/24/08	782,800	806,284

INDIA (5.7%)
Electric Utility (0.6%)
Tata Power Co. Ltd., 03/28/12	53,805	1,039,513

Metals & Mining (0.7%)
Tata Steel Ltd., 05/20/10	127,214	1,157,647

Oil, Gas & Consumable Fuels (1.7%)
Reliance Industries Ltd., 03/09/09	72,051	2,990,837

Pharmaceuticals (1.3%)
Sun Pharmaceutical Industries Ltd., 01/05/09	73,261	2,314,315

Wireless Telecommunication Services (1.4%)
Bharti Airtel Ltd., 01/24/17	148,089	2,474,567

		9,976,879

MALAYSIA (0.8%)
Food Products (0.8%)
IOI Corp., 10/09/08	1,097,351	1,338,768
UNITED ARAB EMIRATES (1.0%)
Commercial Banks (1.0%)
Union National Bank, 01/05/10	917,741	1,688,644

Total Equity-Linked Notes		13,810,575

Foreign Bond (0.0%)(a) (c)
BRAZIL (0.0%)
Comp Vale DO Rio Doce 0.00%, 09/29/49	$20,000	0

	Principal
	Amount	Value
Repurchase Agreements (0.4%)
UNITED STATES (0.4%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $713,311, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $727,545	713,279	713,279

Total Investments (Cost $247,940,194) (d) — 99.0%		173,029,226
Other assets in excess of liabilities — 1.0%		1,659,894

NET ASSETS — 100.0%		$174,689,120

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of September 30, 2008.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (101.0%)
Aerospace & Defense (3.3%)
BE Aerospace, Inc. *	761,672	$12,057,268
Boeing Co.	166,300	9,537,305
General Dynamics Corp.	6,940	510,923
Honeywell International, Inc.	77,100	3,203,505
L-3 Communications Holdings, Inc.	62,800	6,174,496
Lockheed Martin Corp.	30,700	3,366,869
Northrop Grumman Corp.	149,212	9,033,294
Precision Castparts Corp.	18,178	1,432,063

		45,315,723

Air Freight & Logistics (0.2%)
FedEx Corp.	28,400	2,244,736

Auto Components (1.6%)
Autoliv, Inc.	90,300	3,047,625
Goodyear Tire & Rubber Co. (The) *	828,100	12,678,211
Johnson Controls, Inc.	210,800	6,393,564

		22,119,400

Beverages (1.9%)
Coca-Cola Co. (The)	94,200	4,981,296
Constellation Brands, Inc., Class A *	230,507	4,946,680
Molson Coors Brewing Co., Class B	343,812	16,073,211

		26,001,187

Building Products (0.1%)
Masco Corp.	103,100	1,849,614

Capital Markets (5.0%)
Bank of New York Mellon Corp. (The)	197,900	6,447,582
GFI Group, Inc. (a)	155,194	730,964
Goldman Sachs Group, Inc. (The)	60,600	7,756,800
Invesco Ltd.	699,773	14,681,237
Investment Technology Group, Inc. *	124,700	3,794,621
Janus Capital Group, Inc.	199,400	4,841,432
KBW, Inc. *(a)	37,344	1,230,111
Lazard Ltd., Class A (a)	154,300	6,597,868
Merrill Lynch & Co., Inc. (a)	121,000	3,061,300
Morgan Stanley	211,400	4,862,200
Northern Trust Corp.	180,883	13,059,753
State Street Corp.	39,600	2,252,448

		69,316,316

Chemicals (2.5%)
Air Products & Chemicals, Inc.	239,400	16,396,506
CF Industries Holdings, Inc.	23,461	2,145,743
Dow Chemical Co. (The)	259,900	8,259,622
Lubrizol Corp.	65,857	2,841,071
Mosaic Co. (The)	26,700	1,816,668
Potash Corp. of Saskatchewan	23,847	3,148,043

		34,607,653

Commercial Banks (3.1%)
Comerica, Inc.	10,192	334,196
Fifth Third Bancorp (a)	1,000,772	11,909,187
KeyCorp	704,956	8,417,174
Marshall & Ilsley Corp. (a)	175,539	3,537,111
National City Corp.	927,900	1,623,825
Regions Financial Corp.	308,890	2,965,344
U.S. Bancorp	26,887	968,470
Wells Fargo & Co.	115,100	4,319,703
Zions Bancorp. (a)	241,443	9,343,844

		43,418,854

Commercial Services & Supplies (0.8%)
Allied Waste Industries, Inc. *	57,742	641,514
Avery Dennison Corp. (a)	72,500	3,224,800
Brink’s Co. (The)	44,428	2,710,996
Waste Management, Inc.	135,500	4,266,895

		10,844,205

Communications Equipment (5.3%)
Ciena Corp. *(a)	314,210	3,167,237
Cisco Systems, Inc. *	275,243	6,209,482
Corning, Inc.	223,600	3,497,104
QUALCOMM, Inc.	123,750	5,317,537
Research In Motion Ltd. *	823,560	56,249,148

		74,440,508

Computers & Peripherals (3.9%)
Apple, Inc. *	75,400	8,569,964
Dell, Inc. *	225,800	3,721,184
Hewlett-Packard Co.	247,000	11,421,280
International Business Machines Corp.	135,294	15,823,986
NCR Corp. *	666,841	14,703,844

		54,240,258

Construction & Engineering (0.2%)
Fluor Corp.	47,400	2,640,180
URS Corp. *(a)	21,537	789,762

		3,429,942

Consumer Finance (0.6%)
Capital One Financial Corp.	92,000	4,692,000
MasterCard, Inc., Class A	19,500	3,457,935

		8,149,935

Containers & Packaging (1.3%)
Greif, Inc., Class A	57,100	3,746,902
Owens-Illinois, Inc. *	235,075	6,911,205
Pactiv Corp. *	296,500	7,362,095

		18,020,202

Diversified Financial Services (3.6%)
Bank of America Corp.	464,335	16,251,725
Citigroup, Inc.	364,513	7,476,162
JPMorgan Chase & Co.	202,543	9,458,758
MSCI, Inc., Class A *	378,900	9,093,600
NYSE Euronext	205,680	8,058,542

		50,338,787

Diversified Telecommunication Services (3.4%)
AT&T, Inc.	902,783	25,205,701
CenturyTel, Inc.	221,000	8,099,650
Embarq Corp.	119,400	4,841,670
Qwest Communications International, Inc. (a)	118,526	382,839
Verizon Communications, Inc.	279,800	8,978,782

		47,508,642

Electric Utilities (1.0%)
Great Plains Energy, Inc.	228,400	5,059,060
Northeast Utilities	295,900	7,589,835
Pepco Holdings, Inc.	24,900	570,459
Southern Co.	14,800	557,812

		13,777,166

Electrical Equipment (0.3%)
Ametek, Inc.	40,200	1,638,954
Cooper Industries Ltd., Class A	35,800	1,430,210
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
First Solar, Inc. *	8,000	$1,511,280

		4,580,444

Electronic Equipment & Instruments (1.1%)
Arrow Electronics, Inc. *	43,600	1,143,192
Avnet, Inc. *	502,904	12,386,526
Mettler-Toledo International, Inc. *	12,487	1,223,726

		14,753,444

Energy Equipment & Services (1.9%)
Cameron International Corp. *	64,700	2,493,538
Exterran Holdings, Inc. *	30,300	968,388
FMC Technologies, Inc. *	79,800	3,714,690
Hercules Offshore, Inc. *	61,700	935,372
National Oilwell Varco, Inc. *	49,900	2,506,477
Schlumberger Ltd.	87,000	6,793,830
Smith International, Inc.	13,100	768,184
Transocean, Inc.	46,400	5,096,576
Weatherford International Ltd. *	106,600	2,679,924

		25,956,979

Food & Staples Retailing (6.9%)
BJ’s Wholesale Club, Inc. *(a)	84,400	3,279,784
Costco Wholesale Corp.	79,500	5,161,935
CVS Caremark Corp.	785,670	26,445,652
Kroger Co. (The)	781,839	21,484,936
Safeway, Inc.	768,894	18,238,166
SYSCO Corp.	363,800	11,215,954
Wal-Mart Stores, Inc.	162,901	9,756,141

		95,582,568

Food Products (0.8%)
Archer-Daniels-Midland Co.	271,808	5,955,313
Kellogg Co.	88,008	4,937,249

		10,892,562

Health Care Equipment & Supplies (2.0%)
C.R. Bard, Inc.	9,900	939,213
Covidien Ltd.	52,500	2,822,400
DENTSPLY International, Inc.	376,879	14,148,038
St. Jude Medical, Inc. *	239,826	10,430,033

		28,339,684

Health Care Providers & Services (3.6%)
Aetna, Inc.	68,600	2,477,146
AmerisourceBergen Corp.	344,000	12,951,600
Cardinal Health, Inc.	99,200	4,888,576
CIGNA Corp.	48,200	1,637,836
Express Scripts, Inc. *	58,100	4,288,942
McKesson Corp.	322,881	17,374,227
Medco Health Solutions, Inc. *	126,800	5,706,000
WellPoint, Inc. *	18,600	869,922

		50,194,249

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	160,560	2,872,418
Burger King Holdings, Inc.	141,316	3,470,721
Sonic Corp. *(a)	70,000	1,019,900
Yum! Brands, Inc.	177,100	5,775,231

		13,138,270

Household Products (0.9%)
Procter & Gamble Co.	185,790	12,947,705

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	46,000	1,117,800

Industrial Conglomerate (2.8%)
General Electric Co.	1,520,570	38,774,535

Insurance (6.5%)
Assurant, Inc.	328,961	18,092,855
Chubb Corp.	51,491	2,826,856
Hartford Financial Services Group, Inc. (a)	225,510	9,243,655
Lincoln National Corp.	12,109	518,386
MetLife, Inc.	650,180	36,410,080
PartnerRe Ltd. (a)	81,410	5,439,002
Prudential Financial, Inc.	189,980	13,678,560
Reinsurance Group of America, Inc., Class B *(a)	98,763	4,683,342

		90,892,736

Internet Software & Services (0.4%)
Google, Inc., Class A *	15,150	6,067,878

Life Sciences Tools & Services (1.0%)
PerkinElmer, Inc.	9,523	237,789
Thermo Fisher Scientific, Inc. *	179,878	9,893,290
Waters Corp. *	67,578	3,931,688

		14,062,767

Machinery (4.4%)
AGCO Corp. *	5,904	251,569
Barnes Group, Inc. (a)	98,100	1,983,582
CNH Global NV	19,715	434,519
Cummins, Inc.	185,312	8,101,841
Deere & Co.	271,429	13,435,735
Eaton Corp.	144,900	8,140,482
Harsco Corp.	88,400	3,287,596
Illinois Tool Works, Inc.	68,100	3,027,045
Ingersoll-Rand Co. Ltd., Class A	52,700	1,642,659
Joy Global, Inc.	59,100	2,667,774
Kennametal, Inc. (a)	927	25,140
Manitowoc Co., Inc. (The)	140,490	2,184,620
PACCAR, Inc.	135,553	5,176,769
Parker Hannifin Corp.	207,475	10,996,175
Timken Co.	23,944	678,812

		62,034,318

Marine (0.1%)(a)
Omega Navigation Enterprises, Inc., Class A	71,400	932,484

Media (2.2%)
Ascent Media Corp., Class A *	2,000	48,820
Discovery Communications, Inc., Class A *	20,000	285,000
Discovery Communications, Inc., Class C *	20,000	283,200
News Corp., Class A	334,900	4,015,451
Omnicom Group, Inc.	92,100	3,551,376
Regal Entertainment Group, Class A	502,591	7,930,886
Time Warner, Inc.	411,266	5,391,697
Viacom, Inc., Class B *	1	25
Walt Disney Co. (The)	307,000	9,421,830

		30,928,285

Metals & Mining (1.4%)
Alcoa, Inc.	139,300	3,145,394
Freeport-McMoRan Copper & Gold, Inc.	202,945	11,537,423
Nucor Corp.	122,670	4,845,465

		19,528,282

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Multi-Utility (0.4%)
Integrys Energy Group, Inc.	110,900	$5,538,346

Multiline Retail (0.7%)
Dollar Tree, Inc. *	65,000	2,363,400
J.C. Penney Co., Inc.	184,017	6,135,127
Macy’s, Inc.	77,000	1,384,460

		9,882,987

Oil, Gas & Consumable Fuels (7.3%)
Anadarko Petroleum Corp.	60,700	2,944,557
Apache Corp.	39,900	4,160,772
Chevron Corp.	243,244	20,062,765
ConocoPhillips	131,314	9,618,751
Devon Energy Corp.	9,200	839,040
El Paso Corp.	195,800	2,498,408
Exxon Mobil Corp.	284,243	22,074,311
Hess Corp.	41,000	3,365,280
Marathon Oil Corp.	161,640	6,444,587
Occidental Petroleum Corp.	285,986	20,147,714
Quicksilver Resources, Inc. *	116,000	2,277,080
Williams Cos., Inc.	181,900	4,301,935
XTO Energy, Inc.	62,600	2,912,152

		101,647,352

Pharmaceuticals (4.8%)
Abbott Laboratories	126,100	7,260,838
Allergan, Inc.	170,070	8,758,605
Bristol-Myers Squibb Co.	444,600	9,269,910
Johnson & Johnson	188,040	13,027,411
Merck & Co., Inc.	124,900	3,941,844
Pfizer, Inc.	1,199,401	22,116,955
Wyeth	75,100	2,774,194

		67,149,757

Real Estate Investment Trusts (0.1%)
Ashford Hospitality Trust, Inc.	458,800	1,858,140

Road & Rail (3.7%)
Burlington Northern Santa Fe Corp.	208,021	19,227,381
Canadian National Railway Co.	9,372	448,263
CSX Corp.	193,160	10,540,741
Norfolk Southern Corp.	106,555	7,055,006
Ryder System, Inc.	60,600	3,757,200
Union Pacific Corp.	139,980	9,960,977

		50,989,568

Semiconductors & Semiconductor Equipment (3.5%)
Applied Materials, Inc.	144,800	2,190,824
Fairchild Semiconductor International, Inc. *(a)	123,070	1,094,092
Intel Corp.	2,411,500	45,167,395
LSI Corp. *	144,350	773,716

		49,226,027

Software (1.1%)
Microsoft Corp.	575,294	15,354,597

Specialty Retail (2.3%)
Abercrombie & Fitch Co., Class A	173,855	6,858,580
Best Buy Co., Inc.	232,500	8,718,750
Hibbett Sports, Inc. *(a)	42,798	856,816
Lowe’s Cos., Inc.	28,400	672,796
Ltd Brands, Inc.	127,000	2,199,640
Ross Stores, Inc.	58,900	2,168,109
TJX Cos., Inc.	360,926	11,015,461

		32,490,152

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp. (a)	267,970	$5,555,018
Hudson City Bancorp, Inc.	271,100	5,001,795

		10,556,813

Tobacco (1.2%)
Altria Group, Inc.	836,120	16,588,621

Total Common Stocks		1,407,630,478

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (2.4%)
Repurchase Agreement (2.4%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $34,228,833 collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $34,911,228	$34,226,694	34,226,694

Total Securities Purchased With Collateral For Securities On Loan		34,226,694

Total Investments (Cost $1,645,526,629) (b) — 103.4%		1,441,857,172
Liabilities in excess of other assets — (3.4)%		(48,083,840)

NET ASSETS — 100.0%		$1,393,773,332

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Growth Fund

	Shares	Value
Common Stocks (97.4%)
Aerospace & Defense (2.9%)
Boeing Co.	8,400	$481,740
Honeywell International, Inc.	31,500	1,308,825
Raytheon Co.	32,150	1,720,347
United Technologies Corp.	8,070	484,684

		3,995,596

Beverages (3.9%)
Coca-Cola Co. (The)	33,810	1,787,873
PepsiCo, Inc.	50,370	3,589,870

		5,377,743

Biotechnology (5.7%)
Biogen Idec, Inc. *	15,990	804,137
Cephalon, Inc. *	18,000	1,394,820
Genentech, Inc. *	17,100	1,516,428
Gilead Sciences, Inc. *	55,190	2,515,561
ImClone Systems, Inc. *	13,380	835,447
United Therapeutics Corp. *	7,960	837,153

		7,903,546

Capital Markets (3.4%)
Charles Schwab Corp. (The) (a)	46,600	1,211,600
Franklin Resources, Inc. (a)	3,700	326,081
Goldman Sachs Group, Inc. (The) (a)	1,210	154,880
Invesco Ltd. (a)	35,700	748,986
Investment Technology Group, Inc. *	9,100	276,913
Northern Trust Corp.	8,360	603,592
State Street Corp.	24,090	1,370,239

		4,692,291

Chemicals (1.8%)
Air Products & Chemicals, Inc.	3,600	246,564
Celanese Corp., Series A	16,700	466,097
Monsanto Co.	17,626	1,744,621

		2,457,282

Commercial Banks (0.7%)(a)
Synovus Financial Corp.	87,200	902,520

Commercial Services & Supplies (0.2%)
Waste Management, Inc.	9,000	283,410

Communications Equipment (5.7%)
Cisco Systems, Inc. *	149,930	3,382,421
Juniper Networks, Inc. *	52,300	1,101,961
Nortel Networks Corp. *	68	152
QUALCOMM, Inc.	55,270	2,374,952
Research In Motion Ltd. *	15,040	1,027,232

		7,886,718

Computers & Peripherals (5.4%)
Apple, Inc. *	22,450	2,551,667
Dell, Inc. *	42,700	703,696
Hewlett-Packard Co.	60,340	2,790,122
International Business Machines Corp.	11,800	1,380,128

		7,425,613

Construction & Engineering (0.6%)
Quanta Services, Inc. *	31,000	837,310

Consumer Finance (0.4%)
MasterCard, Inc., Class A	2,820	500,071

Diversified Financial Services (0.8%)
IntercontinentalExchange, Inc. *	4,860	392,105
JPMorgan Chase & Co.	15,350	716,845

		1,108,950

Diversified Telecommunication Services (0.2%)
Windstream Corp.	22,300	243,962

Electrical Equipment (1.8%)
Ametek, Inc.	25,875	1,054,924
Emerson Electric Co.	34,600	1,411,334

		2,466,258

Electronic Equipment & Instruments (0.1%)
Jabil Circuit, Inc.	15,750	150,255

Energy Equipment & Services (4.9%)
Cameron International Corp. *	21,500	828,610
Halliburton Co.	8,840	286,327
National Oilwell Varco, Inc. *	10,900	547,507
Schlumberger Ltd.	34,400	2,686,296
Transocean, Inc.	22,145	2,432,407

		6,781,147

Food & Staples Retailing (4.9%)
CVS Caremark Corp.	66,379	2,234,317
Kroger Co. (The)	15,500	425,940
SYSCO Corp.	12,800	394,624
Wal-Mart Stores, Inc.	60,760	3,638,917

		6,693,798

Health Care Equipment & Supplies (6.0%)
Baxter International, Inc.	38,960	2,556,945
Beckman Coulter, Inc.	5,300	376,247
Becton, Dickinson & Co.	18,050	1,448,693
Hospira, Inc. *	23,200	886,240
Medtronic, Inc.	7,600	380,760
St. Jude Medical, Inc. *	33,050	1,437,344
Stryker Corp.	18,700	1,165,010

		8,251,239

Health Care Providers & Services (2.2%)
Aetna, Inc.	46,300	1,671,893
UnitedHealth Group, Inc.	54,500	1,383,755

		3,055,648

Hotels, Restaurants & Leisure (4.4%)
Brinker International, Inc. (a)	35,850	641,357
Burger King Holdings, Inc. (a)	37,700	925,912
Darden Restaurants, Inc.	46,250	1,324,137
McDonald’s Corp.	31,050	1,915,785
Starwood Hotels & Resorts Worldwide, Inc.	16,850	474,159
WMS Industries, Inc. *	27,300	834,561

		6,115,911

Household Products (2.2%)
Clorox Co.	10,800	677,052
Colgate-Palmolive Co.	27,300	2,057,055
Procter & Gamble Co.	5,270	367,266

		3,101,373

Information Technology Services (2.5%)
Alliance Data Systems Corp. *(a)	29,120	1,845,625
Cognizant Technology Solutions Corp., Class A *	33,920	774,394
Visa, Inc., Class A	13,510	829,379

		3,449,398

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Growth Fund

	Shares	Value
Common Stocks (continued)
Insurance (0.8%)
Aflac, Inc.	18,000	$1,057,500

Internet & Catalog Retail (0.2%)
Amazon.com, Inc. *	3,500	254,660

Internet Software & Services (1.9%)
Google, Inc., Class A *	6,640	2,659,453

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	16,400	569,408

Life Sciences Tools & Services (2.5%)
Illumina, Inc. *(a)	8,800	356,664
PerkinElmer, Inc.	22,200	554,334
Thermo Fisher Scientific, Inc. *	33,750	1,856,250
Waters Corp. *	11,300	657,434

		3,424,682

Machinery (1.4%)
Caterpillar, Inc.	7,510	447,596
Deere & Co.	16,800	831,600
Harsco Corp. (a)	10,520	391,239
PACCAR, Inc.	8,000	305,520

		1,975,955

Media (1.5%)
Comcast Corp., Class A	41,300	810,719
Time Warner, Inc.	23,450	307,429
Walt Disney Co. (The)	32,540	998,653

		2,116,801

Multiline Retail (1.0%)
Kohl’s Corp. *	24,400	1,124,352
Target Corp.	5,250	257,512

		1,381,864

Natural Gas Utility (0.2%)
Questar Corp.	7,000	286,440

Oil, Gas & Consumable Fuels (3.7%)
Cabot Oil & Gas Corp.	26,300	950,482
CONSOL Energy, Inc.	12,700	582,803
EOG Resources, Inc.	14,880	1,331,165
Exxon Mobil Corp.	4,100	318,406
Hess Corp.	8,600	705,888
Occidental Petroleum Corp.	5,000	352,250
Williams Cos., Inc.	35,570	841,230

		5,082,224

Pharmaceuticals (4.2%)
Abbott Laboratories	41,300	2,378,054
Allergan, Inc.	12,750	656,625
Bristol-Myers Squibb Co.	88,700	1,849,395
Schering-Plough Corp.	52,100	962,287

		5,846,361

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	4,000	369,720
Canadian National Railway Co.	20,800	994,864
Ryder System, Inc. (a)	4,300	266,600
Union Pacific Corp.	4,500	320,220

		1,951,404

Semiconductors & Semiconductor Equipment (3.1%)
Altera Corp. (a)	17,500	361,900
Intel Corp.	146,380	2,741,697
Marvell Technology Group Ltd. *	80,650	750,045
Texas Instruments, Inc.	18,900	406,350

		4,259,992

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Software (9.4%)
Adobe Systems, Inc. *	52,600	$2,076,122
McAfee, Inc. *	33,700	1,144,452
Microsoft Corp.	195,760	5,224,834
Oracle Corp. *	135,400	2,749,974
Symantec Corp. *	91,850	1,798,423

		12,993,805

Specialty Retail (1.9%)
GameStop Corp., Class A *(a)	31,400	1,074,194
J Crew Group, Inc. *(a)	4,600	131,422
Lowe’s Cos., Inc.	24,200	573,298
Ross Stores, Inc.	21,500	791,415

		2,570,329

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc. *	42,700	1,069,208
Nike, Inc., Class B	19,400	1,297,860

		2,367,068

Tobacco (0.2%)
Philip Morris International, Inc.	5,900	283,790

Trading Companies & Distributors (0.7%)
W.W. Grainger, Inc.	10,500	913,185

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp. *	22,100	640,237

Total Common Stocks		134,315,197

	Principal
	Amount	Value
Repurchase Agreement (0.0%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $40,010, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $40,808	$40,008	40,008

Total Repurchase Agreement		40,008

Securities Purchased With Collateral For Securities On Loan (2.4%)
Repurchase Agreement (2.4%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $3,321,048, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $3,387,257	3,320,840	3,320,840

Total Securities Purchased With Collateral For Securities On Loan		3,320,840

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Growth Fund

	Principal
	Amount	Value
Total Investments (Cost $150,475,924) (b) — 99.8%		137,676,045
Other assets in excess of liabilities — 0.2%		301,791

NET ASSETS — 100.0%		$137,977,836

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Government Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (60.5%)
Federal Agricultural Mortgage Corp., 5.50%, 07/15/11(a)	$27,700,000	$29,224,802
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	12,530,470
4.55%, 03/04/15	25,475,000	25,574,429
5.25%, 04/06/22	15,000,000	15,326,610
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	6,956,129
5.25%, 11/03/09(b)	50,000,000	50,092,850
4.80%, 12/18/13	8,350,000	8,551,736
5.00%, 03/14/14	17,925,000	18,488,042
4.63%, 09/11/20	20,980,000	20,354,544
Federal Home Loan Mortgage Corp., 3.88%, 06/29/11	65,000,000	65,887,835
Federal National Mortgage Association
5.23%, 01/29/10	106,515,000	107,193,607
5.08%, 05/14/10	70,000,000	70,914,410
8.20%, 03/10/16	10,000,000	12,292,550
5.63%, 11/15/21	100,000,000	100,932,600
6.00%, 04/18/36	9,822,000	10,098,096
Financing Corp. FICO
10.70%, 10/06/17	5,000,000	7,097,170
10.35%, 08/03/18	10,000,000	14,214,620
9.65%, 11/02/18	8,740,000	12,009,992
Government Loan Trust, 4.75%, 04/01/15	6,072,000	4,721,587
Housing & Urban Development
7.08%, 08/01/16	1,785,000	1,807,523
4.56%, 08/01/17	21,069,000	20,603,396
4.96%, 08/01/20	15,967,000	15,856,780
5.05%, 08/01/21	16,852,000	16,701,259
Lightship Tankers LLC
6.50%, 06/14/24	27,495,365	31,963,912
6.50%, 06/14/24	23,161,000	25,655,278
Private Export Funding Corp. (PEFCO), 5.00%, 12/15/16	30,000,000	30,427,170
Tennessee Valley Authority
4.75%, 08/01/13(b)	20,000,000	20,655,120
5.50%, 07/18/17	25,000,000	26,195,500
5.88%, 04/01/36(b)	20,000,000	22,140,800
5.98%, 04/01/36	11,588,000	12,997,796
Treasury Inflation Protection Index Bonds, 2.38%, 04/15/11(b)	35,000,000	39,229,759

Total U.S. Government Sponsored & Agency Obligations		856,696,372

Collateralized Mortgage Obligations (16.6%)
Fannie Mae REMICS
5.50%, Series 2001-T11, Class B, 09/25/11	6,215,000	6,331,398
3.50%, Series 2003-66, Class AP, 11/25/32	1,915,669	1,807,094
Federal Home Loan Mortgage Corp.
5.50%, 09/15/10	2,188,113	2,217,575
5.50%, 08/15/13	4,713,567	4,752,391
5.50%, 07/15/17	6,926,157	7,043,093
5.50%, 10/15/17	17,421,173	17,665,669
5.50%, 10/15/17	11,158,021	11,341,660
5.50%, 01/15/20	8,000,000	8,173,256
4.56%, 06/15/25	22,000,000	20,468,221
6.00%, 02/15/27	34,535,000	35,432,226
5.00%, 04/15/29	26,000,000	26,197,179
5.50%, 05/15/34	10,314,773	10,438,385
6.00%, 03/15/36	26,365,666	26,988,014
Federal National Mortgage Association
5.00%, 07/25/23	6,000,000	5,652,164
7.00%, 08/25/23	3,764,631	3,934,999
5.50%, 04/25/24	12,486,462	12,434,733
Freddie Mac REMICS, 4.50%, Series 2677, Class LE, 09/15/18	27,119,132	26,160,105
Vendee Mortgage Trust, 6.75%, Series 1996-2, Class IZ, 06/15/26	7,620,338	7,996,771

Total Collateralized Mortgage Obligations		235,034,933

U.S. Government Sponsored Mortgage-Backed Obligations (20.5%)
Fannie Mae Pool, 6.62%, Pool # 383661, 06/01/16	10,433,898	11,031,696
Federal Home Loan Mortgage Corp.
5.29%, 06/01/35(c)	13,846,627	14,348,791
5.71%, 07/01/37	29,175,439	29,385,527
Federal National Mortgage Association
5.70%, 01/01/09	4,326,946	4,312,671
4.65%, 05/01/13	52,300,132	51,307,567
5.60%, 09/01/18	11,071,033	11,091,211
5.56%, 12/01/21	11,400,000	11,196,202
4.34%, 04/01/34(c)	30,367,542	30,715,546
4.95%, 09/01/34(c)	11,967,999	12,067,847
4.69%, 04/01/35	7,388,507	7,254,052
4.75%, 04/01/35(c)	11,838,596	11,926,972
4.79%, 05/01/35(c)	10,287,090	10,379,657
4.88%, 05/01/35	16,242,867	16,379,227
5.26%, 05/01/35(c)	7,454,548	7,562,713
4.85%, 07/01/35(c)	26,935,881	27,098,155
6.31%, 08/01/36	8,304,868	8,433,758
5.62%, 09/01/36(c)	25,586,225	25,925,081

Total U.S. Government Sponsored Mortgage-Backed Obligations		290,416,673

Repurchase Agreements (1.4%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $20,281,710, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $20,686,430	20,280,814	20,280,814

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Government Bond Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (2.5%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $35,686,948, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $36,398,412	$35,684,718	$35,684,718

Total Securities Purchased With Collateral For Securities On Loan		35,684,718

Total Investments
(Cost $1,425,088,437) (d) — 101.5%		1,438,113,510
Liabilities in excess of other assets — (1.5)%		(21,456,658)

NET ASSETS — 100.0%		$1,416,656,852

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 2.10% of net assets.

(b)	All or a part of the security was on loan as of September 30, 2008.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Money Market Fund

	Principal
	Amount	Value
Certificates of Deposit (1.3%)
Banks — Domestic (0.6%)
Bank of America Corp., 2.96%, 03/13/09	$15,000,000	$15,000,000

Banks — Foreign (0.7%)(a) (b) (c)
Governor & Co. of the Bank of Ireland, 2.80%, 11/14/08	20,000,000	20,000,000

Total Certificates of Deposit		35,000,000

Commercial Paper (72.1%)
Agricultural Finance (3.2%)(d)
Caterpillar Financial Services Corp.
1.70%, 10/06/08	8,000,000	7,998,111
2.03%, 10/08/08	25,000,000	24,990,132
2.15%, 11/03/08	5,614,000	5,602,936
John Deere Bank SA
2.13%, 10/16/08	9,000,000	8,992,013
2.15%, 10/21/08	35,000,000	34,958,194

		82,541,386

Agricultural Services (1.5%)(b) (c) (d)
Cargill, Inc., 3.45%, 10/17/08	38,000,000	37,941,733

Banks — Domestic (6.1%)(d)
Bank of America Corp.
2.57%, 10/15/08	1,454,000	1,452,547
2.58%, 10/16/08	8,213,000	8,204,205
2.58%, 11/03/08	6,000,000	5,985,810
Citigroup Funding, Inc.
2.50%, 10/02/08	5,000,000	4,999,653
2.44%, 10/03/08	8,000,000	7,998,916
2.69%, 10/10/08	10,000,000	9,993,275
2.68%, 10/14/08	15,000,000	14,985,483
2.67%, 10/16/08	15,000,000	14,983,312
JPMorgan Chase & Co., 2.50%, 10/08/08	2,500,000	2,498,785
KBC Financial Products International Ltd.(b) (c)
2.78%, 10/06/08	15,000,000	14,994,208
2.79%, 11/17/08	20,000,000	19,927,150
2.77%, 11/28/08	4,000,000	3,982,149
Wells Fargo & Co.
2.40%, 10/03/08	38,000,000	37,994,933
2.49%, 10/10/08	10,000,000	9,993,775

		157,994,201

Banks — Foreign (7.6%)
ANZ National (Int’l) Ltd., 2.77%, 12/01/08(b) (d)	10,000,000	9,953,064
ANZ National (International) Ltd., 2.64%, 11/05/08(b) (d)	5,000,000	4,987,167
Bank of Scotland PLC, 2.48%, 11/07/08(a)	10,000,000	10,000,000
BNP Paribas Finance, Inc.(d)
2.63%, 10/10/08	15,000,000	14,990,119
2.59%, 10/14/08	23,000,000	22,978,447
DNB Nor Bank ASA(b) (c) (d)
2.54%, 10/27/08	10,000,000	9,981,655
2.52%, 11/05/08	5,000,000	4,987,750
2.70%, 11/10/08	4,000,000	3,988,000
2.63%, 11/21/08	2,300,000	2,291,431
Governor & Co. of the Bank of Ireland, 2.66%, 10/28/08(b) (c) (d)	8,000,000	7,984,040
Natexis Banques Populaires US Finance Co., LLC, 2.66%, 10/27/08(d)	18,000,000	17,965,446
National Australia Funding Delaware, Inc.(b) (c) (d)
2.59%, 10/20/08	7,000,000	6,990,431
2.74%, 11/12/08	22,124,000	22,053,793
2.60%, 11/24/08	10,000,000	9,961,000
Unicredito Italiano Banl Ireland PLC, 2.81%, 12/11/08(b) (c) (d)	15,000,000	14,916,871
Westpac Banking Corp.(b) (c) (d)
2.70%, 10/02/08	15,000,000	14,998,875
2.38%, 10/27/08	18,000,000	17,969,060

		196,997,149

Chemicals-Diversified (1.9%)(d)
BASF SE, 2.07%, 11/10/08(b) (c)	10,000,000	9,977,000
Procter & Gamble Co.
2.10%, 10/07/08	12,000,000	11,995,800
2.07%, 10/08/08	10,000,000	9,995,975
2.25%, 11/04/08	16,000,000	15,966,000

		47,934,775

Computers & Peripherals (2.5%)(d)
Intel Corp., 1.65%, 10/02/08	25,000,000	24,998,854
Microsoft Corp.
1.40%, 10/06/08	38,000,000	37,992,611
1.50%, 10/07/08	2,000,000	1,999,500

		64,990,965

Consumer Products (1.0%)(b) (c) (d)
Avon Capital Corp., 2.12%, 10/10/08	25,000,000	24,986,750

		24,986,750

Diversified Manufacturing (7.0%)(d)
BASF SE(b) (c)
2.82%, 10/14/08	7,000,000	6,992,872
2.20%, 11/20/08	20,000,000	19,938,889
Danaher Corp. 1.90%, 10/06/08	30,000,000	29,992,083
2.20%, 10/06/08	8,000,000	7,997,556
Honeywell International, Inc.(b) (c)
2.09%, 10/01/08	25,000,000	25,000,000
2.09%, 10/02/08	10,000,000	9,999,419
McGraw-Hill Cos., Inc. (The), 2.31%, 10/14/08	5,000,000	4,995,829
Pitney Bowes, Inc.
2.15%, 10/02/08	8,000,000	7,999,470
2.45%, 10/02/08(b) (c)	30,000,000	29,998,011
2.00%, 10/14/08(b) (c)	2,000,000	1,998,556
Praxair, Inc.
2.27%, 10/02/08	4,863,000	4,862,675
2.50%, 10/02/08	7,000,000	6,999,532
2.10%, 10/03/08	3,650,000	3,649,574
2.05%, 10/09/08	1,544,000	1,543,278
2.10%, 10/09/08	10,605,000	10,600,039
2.12%, 10/09/08	9,000,000	8,995,790

		181,563,573

Financial Services (11.1%)(d)
American Honda Finance Corp.(b)
2.70%, 10/01/08	8,000,000	8,000,000
2.16%, 10/03/08	7,200,000	7,199,136
2.15%, 10/08/08	10,000,000	9,995,820
Fortis Funding LLC(b) (c)
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Financial Services(d) (continued)
2.57%, 10/06/08	$5,000,000	$4,998,215
2.57%, 10/07/08	32,000,000	31,986,293
IBM International Group Capital LLC, 2.54%, 10/10/08	38,000,000	37,975,870
ING U.S. Funding LLC
2.58%, 10/10/08	22,000,000	21,985,810
2.52%, 10/15/08	1,085,000	1,083,937
2.71%, 11/24/08	18,000,000	17,926,965
JPMorgan Chase & Co.
2.45%, 11/03/08	20,000,000	19,955,083
2.60%, 12/03/08	35,000,000	34,840,750
Natexis Banques U.S. Finance Co. LLC, 2.88%, 11/04/08	20,000,000	19,945,600
Nordea North America, Inc., 2.55%, 10/06/08	18,000,000	17,993,650
Rabobank USA Financial Corp.
2.56%, 10/27/08	15,000,000	14,972,267
2.54%, 11/04/08	20,000,000	19,952,022
Westpac Capital Corp., 2.71%, 11/28/08(b) (c)	20,000,000	19,912,678

		288,724,096

Food-Diversified (6.5%)(d)
Campbell Soup Co.
2.10%, 10/02/08(b) (c)	8,700,000	8,699,491
2.11%, 10/02/08	15,000,000	14,999,122
1.92%, 10/06/08(b) (c)	7,000,000	6,998,133
1.93%, 10/23/08(b) (c)	5,000,000	4,994,103
Coca Cola Co. (The), 2.11%, 10/20/08(b) (c)	25,000,000	24,972,160
McDonald’s Corp., 2.17%, 10/10/08	25,000,000	24,986,438
Nestle Capital Corp
2.16%, 10/22/08	30,000,000	29,962,200
2.13%, 10/23/08	3,973,000	3,967,829
Nestle Capital Corp., 2.02%, 10/17/08	10,000,000	9,991,022
Pepsi Bottling Group, Inc.
2.55%, 10/02/08	8,000,000	7,999,433
2.42%, 10/07/08	30,000,000	29,987,719
3.00%, 10/07/08	2,000,000	1,999,181

		169,556,831

Industrial Machinery & Equipment (4.3%)(d)
Dover Corp., 2.05%, 10/14/08(b) (c)	38,000,000	37,971,869
Eaton Corp., 2.08%, 10/27/08(b) (c)	1,500,000	1,497,747
Illinois Tool Works, Inc.
2.11%, 10/01/08	12,000,000	12,000,000
2.20%, 10/27/08	26,000,000	25,958,689
Parker Hannifin Corp.(b) (c)
2.25%, 10/06/08	30,000,000	29,990,625
2.10%, 10/22/08	5,000,000	4,993,875

		112,412,805

Motor Vehicle Parts and Accessories (1.5%)(d)
Toyota Motor Credit Corp.
2.41%, 10/14/08	10,000,000	9,991,297
2.52%, 10/29/08	20,000,000	19,960,800
2.55%, 12/08/08	10,000,000	9,951,834

		39,903,931

Oil & Gas (2.9%)(d)
BP Capital Markets PLC
2.20%, 10/15/08(b) (c)	10,000,000	9,991,444
2.01%, 10/20/08(b) (c)	7,130,000	7,122,283
2.07%, 10/20/08	15,000,000	14,983,766
2.00%, 10/27/08(b) (c)	5,000,000	4,992,778
ConocoPhillips(b) (c)
2.41%, 10/01/08	8,000,000	8,000,000
2.35%, 10/09/08	20,000,000	19,989,556
2.22%, 11/05/08	4,500,000	4,490,287
2.30%, 11/21/08	6,000,000	5,980,450

		75,550,564

Oil, Gas & Consumable Fuels (1.4%)(d)
ChevronTexaco Funding Corp.
2.30%, 10/15/08	10,000,000	9,991,056
2.20%, 10/22/08	12,500,000	12,483,958
2.40%, 10/24/08	15,000,000	14,977,000

		37,452,014

Personal Credit Institutions (3.3%)(d)
General Electric Capital Corp.
2.25%, 10/07/08	9,000,000	8,996,625
2.52%, 10/08/08	10,000,000	9,995,100
2.41%, 10/17/08	1,024,000	1,022,903
2.50%, 10/20/08	15,000,000	14,980,208
2.57%, 11/18/08	12,000,000	11,958,880
HSBC Finance Corp.
2.65%, 10/06/08	20,000,000	19,992,639
2.75%, 12/01/08	18,000,000	17,916,125

		84,862,480

Printing & Publishing (1.4%)(b) (c) (d)
Washington Post Co. (The), 0.75%, 10/01/08	35,723,000	35,723,000

		35,723,000

Retail (1.5%)(d)
Wal-Mart Stores, Inc.
2.10%, 11/10/08	14,220,000	14,186,820
2.15%, 11/18/08	24,000,000	23,931,200

		38,118,020

Telecommunications (4.6%)(d)
AT&T, Inc.(b) (c)
2.20%, 10/01/08	4,000,000	4,000,000
2.35%, 10/31/08	35,000,000	34,931,458
Nokia Corp.(b) (c)
2.35%, 10/10/08	3,222,000	3,220,107
2.39%, 10/14/08	38,000,000	37,967,204
2.40%, 12/04/08	494,000	491,892
Telstra Corp.
2.75%, 10/03/08(b) (c)	16,600,000	16,597,433
2.92%, 10/03/08	4,095,000	4,094,367
2.90%, 11/07/08(b) (c)	18,837,000	18,780,855

		120,083,316

Transportation (1.5%)(b) (c) (d)
United Parcel Service, Inc.
2.00%, 10/02/08	18,700,000	18,698,961
1.52%, 12/01/08	19,000,000	18,951,065

		37,650,026

Utilities (1.3%)(d)
FPL Group Capital, Inc.
3.45%, 10/01/08	8,000,000	8,000,000
2.27%, 10/17/08	20,000,000	19,977,191
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Money Market Fund

	Shares or
	Principal
	Amount	Value
Commercial Paper (continued)
Utilities(d) (continued)
3.75%, 10/17/08	$5,000,000	$4,994,298

		32,971,489

Total Commercial Paper		1,867,959,104

Corporate Bonds (4.1%)(a)
Banks — Domestic (0.6%)
Wachovia Corp., 3.76%, 10/28/08	15,000,000	14,999,180

		14,999,180

Banks — Mortgage (1.3%)
Kommunalkredit Austria, 3.22%, 11/21/08(c)	22,500,000	22,500,000
Northern Rock PLC, 2.90%, 10/08/08	12,500,000	12,500,000

		35,000,000

Insurance (0.4%)
Lloyds TSB Group PLC, 2.81%, 11/06/08	10,000,000	10,000,000

Motor Vehicle Parts and Accessories (0.6%)(b)
American Honda Finance Corp., 2.96%, 08/26/09	15,000,000	15,000,000

Security Brokers & Dealers (1.2%)(b)
Goldman Sachs Group, Inc., 2.80%, 11/24/08	30,000,000	30,000,000

Total Corporate Bonds		104,999,180

	Principal
	Amount	Value
Municipal Bond (1.5%)(a)
Florida (1.5%)
Florida Hurricane Catastrophe Fund, 2.71%, 11/14/08	40,000,000	40,000,000

	Principal
	Amount	Value
U.S. Government Agency & Obligations (15.0%)(d)
Federal Farm Credit Bank
1.85%, 10/01/08	$6,000,000	$6,000,000
2.00%, 10/03/08	20,000,000	19,997,778
0.55%, 10/09/08	50,000,000	49,993,889
1.90%, 10/16/08	25,000,000	24,980,208
Federal Home Loan Bank
0.78%, 10/07/08	39,172,000	39,167,548
1.21%, 10/08/08	83,627,000	83,610,275
0.35%, 10/14/08	30,000,000	29,996,208
2.35%, 10/17/08	2,400,000	2,397,493
2.08%, 10/20/08	10,000,000	9,989,022
2.33%, 10/30/08	629,000	627,825
2.41%, 11/03/08	12,478,000	12,450,548
2.15%, 12/08/08	10,000,000	9,959,578
2.13%, 12/15/08	9,287,000	9,245,982
Federal Home Loan Mortgage Corp.
2.26%, 10/01/08	15,000,000	15,000,000
2.43%, 10/14/08	7,558,000	7,551,423
2.35%, 10/22/08	13,011,000	12,993,240
2.14%, 10/27/08	10,000,000	9,984,617
Federal National Mortgage Assoc.
2.30%, 10/09/08	10,000,000	9,994,911
2.09%, 10/22/08	25,000,000	24,969,667
2.16%, 11/24/08	10,000,000	9,967,750

Total U.S. Government Agency & Obligations		388,877,962

U.S. Government Sponsored & Agency Obligation (0.4%)(d)
Federal Home Loan Mortgage Corp., 2.13%, 11/10/08	10,000,000	9,976,445

Government Mortgage Backed Agencies (6.6%)
Federal Home Loan Bank
2.38%, 02/04/09(d)	15,000,000	14,876,100
2.25%, 02/13/09	20,000,000	19,999,315
Federal Home Loan Mortgage Corp.(d)
1.90%, 11/04/08	23,000,000	22,958,728
2.06%, 11/26/08	12,834,000	12,793,074
2.11%, 12/15/08	25,000,000	24,890,625
Federal National Mortgage Assoc.(d)
1.91%, 11/03/08	30,009,000	29,956,457
2.10%, 11/04/08	24,900,000	24,850,993
2.13%, 12/10/08	20,000,000	19,917,555

Total Government Mortgage Backed Agencies		170,242,847

Total Investments (Cost $2,617,055,538) (e) — 101.0%		2,617,055,538
Liabilities in excess of other assets — (1.0)%		(25,919,682)

NET ASSETS — 100.0%		$2,591,135,856

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 29.36% of net assets.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

	Shares	Value
Common Stocks (98.2%)
CANADA (1.4%)
Chemicals (1.4%)
Agrium, Inc.	7,200	$403,776

CHINA (3.1%)(a) (b)
Commercial Banks (3.1%)
China Construction Bank Corp., Class H	1,403,000	936,205

GERMANY (6.9%)(a)
Automobiles (2.1%)(b)
Bayerische Motoren Werke AG	15,900	619,144

Pharmaceuticals (3.0%)
Bayer AG	12,100	888,095

Software (1.8%)(b)
SAP AG	10,300	548,051

		2,055,290

HONG KONG (3.0%)(a)
Real Estate Management & Development (3.0%)
Cheung Kong Holdings Ltd.	79,000	894,983

ISRAEL (2.1%)
Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries Ltd. ADR	13,700	627,323

JAPAN (8.6%)(a)
Automobiles (3.9%)
Toyota Motor Corp.	27,100	1,158,757

Food & Staples Retailing (1.0%)
Seven & I Holdings Co. Ltd.	10,700	307,453

Real Estate Management & Development (3.7%)
Mitsubishi Estate Co. Ltd.	55,000	1,083,936

		2,550,146

LUXEMBOURG (1.4%)(a)
Metals & Mining (1.4%)
ArcelorMittal (XPAR)	8,200	415,328

SWITZERLAND (7.6%)(a)
Capital Markets (1.4%)
Julius Baer Holding AG	8,400	417,847

Electrical Equipment (3.0%)
ABB Ltd.	46,700	905,214

Food Products (3.2%)
Nestle SA	21,800	942,394

		2,265,455

UNITED KINGDOM (18.8%)(a)
Commercial Banks (5.8%)
HSBC Holdings PLC	78,400	1,268,189
Lloyds TSB Group PLC	114,000	458,018

		1,726,207

Food & Staples Retailing (3.1%)
Tesco PLC	132,100	918,619

Food Products (3.3%)
Unilever PLC	35,700	970,570

Metals & Mining (3.8%)
Rio Tinto PLC	18,100	1,135,776

Oil, Gas & Consumable Fuels (2.8%)
Royal Dutch Shell PLC, Class B	30,100	845,470

		5,596,642

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED STATES (45.3%)
Aerospace & Defense (3.4%)
Lockheed Martin Corp.	9,150	$1,003,481

Biotechnology (1.9%)
Gilead Sciences, Inc.*	12,300	560,634

Capital Markets (3.1%)
Charles Schwab Corp. (The)	35,300	917,800

Computers & Peripherals (3.3%)
Apple, Inc.*	8,700	988,842

Diversified Financial Services (4.8%)
JPMorgan Chase & Co.	30,306	1,415,290

Diversified Telecommunication Services (3.2%)
AT&T, Inc.	34,000	949,280

Energy Equipment & Services (2.9%)
Transocean, Inc.	7,956	873,887

Hotels, Restaurants & Leisure (4.4%)
McDonald’s Corp.	21,100	1,301,870

Machinery (2.7%)
Deere & Co.	16,500	816,750

Oil, Gas & Consumable Fuels (4.1%)
ConocoPhillips	8,400	615,300
Hess Corp.	7,500	615,600

		1,230,900

Road & Rail (2.1%)
Norfolk Southern Corp.	9,600	635,616

Semiconductors & Semiconductor Equipment (2.2%)
Applied Materials, Inc.	42,300	639,999

Software (7.2%)
Adobe Systems, Inc.*	4,200	165,774
Microsoft Corp.	37,100	990,199
Oracle Corp.*	48,600	987,066

		2,143,039

		13,477,388

Total Common Stocks		29,222,536

Securities Purchased With Collateral For Securities On Loan (6.6%)
Repurchase Agreement (6.6%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $1,969,903, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $2,009,176	$1,969,780	1,969,781

Total Investments (Cost $34,738,425) (c) — 104.8%		31,192,317
Liabilities in excess of other assets — (4.8)%		(1,425,185)

NET ASSETS — 100.0%		$29,767,132

*	Denotes a non-income producing security.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of September 30, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (57.4%)
AUSTRALIA (0.3%)(a)
Airline (0.0%)
Qantas Airways Ltd.	12,261	$31,248

Capital Markets (0.0%)
Macquarie Group Ltd.	825	25,395

Commercial Banks (0.1%)
Australia & New Zealand Banking Group Ltd.	4,136	63,878
Commonwealth Bank of Australia	699	24,628
National Australia Bank Ltd.	1,041	21,003
Westpac Banking Corp.	1,325	23,478

		132,987

Commercial Services & Supplies (0.0%)
Brambles Ltd.	3,691	23,023

Metals & Mining (0.2%)
BHP Billiton Ltd.	5,874	151,916
International Ferro Metals Ltd.	13,582	10,792
Rio Tinto Ltd.	650	43,785

		206,493

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Group	10,708	20,298

		439,444

AUSTRIA (0.1%)(a)
Diversified Telecommunication Services (0.0%)
Telekom Austria AG	673	11,840

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	1,793	75,564

Pharmaceuticals (0.0%)
Intercell AG*	687	22,621

		110,025

BERMUDA (1.0%)
Electronic Equipment & Instruments (0.2%)
Tyco Electronics Ltd.	7,300	201,918

Household Durables (0.1%)
Helen of Troy Ltd.*	3,700	84,249

Information Technology Services (0.2%)
Accenture Ltd., Class A	6,200	235,600
Genpact Ltd.*	4,200	43,638

		279,238

Insurance (0.4%)
Argo Group International Holdings Ltd.*	653	24,063
Aspen Insurance Holdings Ltd.	3,500	96,250
Axis Capital Holdings Ltd.	6,275	198,980
Platinum Underwriters Holdings Ltd.	1,025	36,367
RenaissanceRe Holdings Ltd.	2,275	118,300
XL Capital Ltd., Class A	2,000	35,880

		509,840

Machinery (0.1%)
Ingersoll-Rand Co. Ltd., Class A	1,800	56,106

Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	425	20,430

Pharmaceuticals (0.0%)
Warner Chilcott Ltd., Class A*	3,550	53,676

Semiconductors & Semiconductor Equipment (0.0%)
Marvell Technology Group Ltd.*	5,700	53,010

		1,258,467

CANADA (0.0%)
Communications Equipment (0.0%)
Nortel Networks Corp.*	62	139

Pharmaceuticals (0.0%)
Cardiome Pharma Corp.*	850	6,460

		6,599

CAYMAN ISLANDS (0.1%)
Food Products (0.0%)
Fresh Del Monte Produce, Inc.*	2,600	57,720

Personal Products (0.1%)
Herbalife Ltd.	1,750	69,160

		126,880

DENMARK (0.1%)(a)
Pharmaceuticals (0.1%)
Novo Nordisk AS, Class B	2,288	118,635

FINLAND (0.1%)(a)
Commercial Services & Supplies (0.0%)
Poyry OYJ	566	10,922

Communications Equipment (0.1%)
Nokia OYJ	5,846	109,021

Construction & Engineering (0.0%)
YIT OYJ	3,863	40,333

Industrial Conglomerate (0.0%)
Ruukki Group OYJ	10,522	25,027

		185,303

FRANCE (0.9%)
Aerospace & Defense (0.0%)(a)
Thales SA	744	37,540

Auto Components (0.1%)(a)
Compagnie Generale des Etablissements Michelin, Class B	1,499	97,080

Chemicals (0.0%)(a)
Arkema	928	34,254
Rhodia SA	1,169	18,265

		52,519

Commercial Banks (0.1%)(a)
Societe Generale	1,243	111,597

Commercial Services & Supplies (0.0%)
Suez Environnement SA*	836	20,575

Construction Materials (0.1%)(a)
Lafarge SA	962	101,273

Electrical Equipment (0.0%)(a)
Alstom SA	696	52,825

Food & Staples Retailing (0.0%)(a)
Carrefour SA	338	15,937

Information Technology Services (0.0%)(a)
Atos Origin SA	868	38,194

Insurance (0.1%)(a)
AXA SA	1,306	42,745
SCOR SE	1,415	27,511

		70,256

Media (0.1%)(a)
Vivendi	4,194	131,466

Multi-Utility (0.1%)(a)
GDF SUEZ	3,191	165,995

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
FRANCE (continued)
Multiline Retail (0.0%)(a)
PPR	67	$5,994

Oil, Gas & Consumable Fuels (0.2%)(a)
Total SA	4,087	248,250

Pharmaceuticals (0.1%)(a)
Sanofi-Aventis SA	875	57,519

		1,207,020

GERMANY (0.7%)(a)
Airline (0.0%)
Deutsche Lufthansa AG	955	18,801

Chemicals (0.0%)
Lanxess	449	12,357

Diversified Financial Services (0.0%)
Deutsche Boerse AG	597	55,283

Electric Utility (0.2%)
E. ON AG	4,221	214,352

Industrial Conglomerate (0.1%)
Siemens AG	939	88,307

Insurance (0.1%)
Hannover Rueckversicherung AG	1,895	68,211
Muenchener Rueckversicherungs AG	280	42,366

		110,577

Internet Software & Services (0.1%)
United Internet AG	5,395	58,768

Machinery (0.1%)
MAN AG	1,028	69,919

Media (0.0%)
Axel Springer AG	50	4,505

Metals & Mining (0.0%)
ThyssenKrupp AG	1,495	45,605

Pharmaceuticals (0.1%)
Bayer AG	2,446	179,527

Textiles, Apparel & Luxury Goods (0.0%)
Adidas AG	830	44,414

		902,415

GREECE (0.2%)(a)
Beverages (0.1%)
Coca Cola Hellenic Bottling Co. SA	1,663	36,292

Commercial Banks (0.1%)
Alpha Bank AE	1,771	38,551
EFG Eurobank Ergasias SA	2,739	49,920
National Bank of Greece SA	1,068	43,274
Piraeus Bank SA	1,408	29,313

		161,058

		197,350

HONG KONG (0.1%)(a)
Real Estate Management & Development (0.1%)
New World Development Ltd.	15,000	16,707
Sun Hung Kai Properties Ltd.	2,000	20,610
Swire Pacific Ltd., Class A	3,500	30,766

		68,083

Specialty Retail (0.0%)
Esprit Holdings Ltd.	7,535	46,708

		114,791

ISRAEL (0.0%)
Biotechnology (0.0%)
Protalix BioTherapeutics, Inc.*	3,750	8,362

ITALY (0.2%)(a)
Automobiles (0.1%)
Fiat SpA	5,278	70,915

Commercial Banks (0.1%)
Banco Popolare SC	5,958	92,541
UniCredit SpA	20,886	78,089
Unione di Banche Italiane SCPA	467	10,229

		180,859

Construction Materials (0.0%)
Buzzi Unicem SpA	3,409	52,374

Oil, Gas & Consumable Fuels (0.0%)
ENI SpA	199	5,274

		309,422

JAPAN (1.9%)(a)
Auto Components (0.0%)
Bridgestone Corp.	1,000	18,934

Automobiles (0.2%)
Toyota Motor Corp.	5,200	222,344

Building Products (0.2%)
Asahi Glass Co. Ltd.	12,000	105,502
Daikin Industries Ltd.	3,182	107,338

		212,840

Capital Markets (0.0%)
Daiwa Securities Group, Inc.	8,000	58,278

Chemicals (0.1%)
Nitto Denko Corp.	1,100	27,989
Shin-Etsu Chemical Co. Ltd.	1,400	66,580

		94,569

Commercial Banks (0.2%)
Hokuhoku Financial Group, Inc.	14,000	31,247
Mitsubishi UFJ Financial Group, Inc.	12,600	109,891
Nishi-Nippon City Bank Ltd. (The)	13,000	32,465
Sumitomo Mitsui Financial Group, Inc.	13	81,517

		255,120

Construction & Engineering (0.0%)
Nishimatsu Construction Co. Ltd.	15,000	34,536

Consumer Finance (0.1%)
Hitachi Capital Corp.	3,400	41,406
ORIX Corp.	300	37,568

		78,974

Diversified Telecommunication Services (0.1%)
Nippon Telegraph & Telephone Corp.	30	133,922

Electric Utilities (0.0%)
Kansai Electric Power Co., Inc. (The)	900	20,027
Tohoku Electric Power Co., Inc.	1,900	40,845

		60,872

Electrical Equipment (0.1%)
Mitsubishi Electric Corp.	15,000	101,220

Electronic Equipment & Instruments (0.1%)
FUJIFILM Holdings Corp.	1,500	38,677
Ibiden Co. Ltd.	600	14,609
Nippon Electric Glass Co. Ltd.	3,000	27,179

		80,465

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
JAPAN(a) (continued)
Health Care Providers & Services (0.0%)
Suzuken Co. Ltd.	1,400	$42,550

Household Durables (0.1%)
Matsushita Electric Industrial Co. Ltd.	4,000	68,968
Sony Corp.	1,000	30,842

		99,810

Information Technology Services (0.0%)
NTT Data Corp.	11	43,495

Marine (0.0%)
Kawasaki Kisen Kaisha Ltd.	3,000	18,563

Metals & Mining (0.1%)
JFE Holdings, Inc.	2,500	77,551

Multiline Retail (0.1%)
H2O Retailing Corp.	3,000	18,271
Isetan Mitsukoshi Holdings Ltd.*	6,600	77,450

		95,721

Natural Gas Utility (0.1%)
Tokyo Gas Co. Ltd.	31,196	130,183

Office Electronics (0.1%)
Canon, Inc.	3,100	117,540

Oil, Gas & Consumable Fuels (0.0%)
Nippon Mining Holdings, Inc.	2,500	10,072

Personal Products (0.0%)
Shiseido Co. Ltd.	2,000	44,793

Pharmaceuticals (0.0%)
Daiichi Sankyo Co. Ltd.	800	20,616

Semiconductors & Semiconductor Equipment (0.0%)
NEC Electronics Corp.*	200	4,179

Software (0.0%)
Nintendo Co. Ltd.	100	42,423

Tobacco (0.1%)
Japan Tobacco, Inc.	31	116,858

Trading Companies & Distributors (0.1%)
ITOCHU Corp.	7,000	42,175
Mitsui & Co. Ltd.	3,000	37,248

		79,423

Wireless Telecommunication Services (0.1%)
KDDI Corp.	5	28,328
NTT DoCoMo, Inc.	49	78,445

		106,773

		2,402,624

LUXEMBOURG (0.1%)(a)
Metals & Mining (0.1%)
ArcelorMittal (XPAR)	1,310	66,351

NETHERLANDS (0.2%)
Air Freight & Logistics (0.1%)(a)
TNT NV	3,029	83,912

Chemicals (0.1%)(a)
Akzo Nobel NV	2,263	108,628

Commercial Services & Supplies (0.0%)(a)
USG People NV	1,009	13,905

Construction & Engineering (0.0%)(a)
Koninklijke BAM Groep NV	1,242	16,095

Diversified Financial Services (0.0%)(a)
ING Groep NV CVA	2,102	45,056

Diversified Telecommunication Services (0.0%)(a)
Koninklijke KPN NV	50	722

Metals & Mining (0.0%)
Vimetco NV GDR	2,835	9,752

		278,070

NORWAY (0.1%)(a)
Commercial Banks (0.0%)
DnB NOR ASA	7,953	61,726

Industrial Conglomerate (0.1%)
Orkla ASA	10,487	96,549

		158,275

PUERTO RICO (0.0%)
Commercial Banks (0.0%)
W Holding Co., Inc.	2,075	1,120

SINGAPORE (0.1%)(a)
Diversified Financial Services (0.0%)
Singapore Exchange Ltd.	6,293	27,420

Diversified Telecommunication Services (0.1%)
Singapore Telecommunications Ltd.	42,900	98,082

Real Estate Management & Development (0.0%)
City Developments Ltd.	4,000	25,019
Keppel Land Ltd.	4,000	7,991

		33,010

		158,512

SPAIN (0.4%)(a)
Commercial Banks (0.2%)
Banco Bilbao Vizcaya Argentaria SA	7,853	126,970
Banco Santander SA — London International Exchange	11,625	174,284

		301,254

Diversified Telecommunication Services (0.1%)
Telefonica SA	3,291	78,241

Natural Gas Utility (0.1%)
Enagas	3,713	80,055

		459,550

SWEDEN (0.1%)(a)
Commercial Banks (0.1%)
Skandinaviska Enskilda Banken AB, Class A	4,254	66,374
Svenska Handelsbanken AB, Class A	90	2,016

		68,390

Health Care Equipment & Supplies (0.0%)
Elekta AB	361	6,165

Machinery (0.0%)
Atlas Copco AB, Class B	2,582	26,097

Specialty Retail (0.0%)
Hennes & Mauritz AB, Class B	1,458	59,720

		160,372

SWITZERLAND (0.8%)
Capital Markets (0.1%)(a)
Credit Suisse Group AG	633	29,570
Julius Baer Holding AG	189	9,401
UBS AG*	2,718	46,470

		85,441

Construction Materials (0.0%)(a)
Holcim Ltd.	746	54,690

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
SWITZERLAND (continued)
Electrical Equipment (0.0%)(a)
ABB Ltd.	3,277	$63,520

Food Products (0.2%)(a)
Nestle SA	4,990	215,713

Insurance (0.3%)
ACE Ltd.	4,370	236,548
Zurich Financial Services AG(a)	476	131,850

		368,398

Pharmaceuticals (0.2%)(a)
Novartis AG	446	23,488
Roche Holding AG	1,505	235,658

		259,146

Textiles, Apparel & Luxury Goods (0.0%)(a)
Swatch Group AG — Chi — X Europe Exchange	146	26,957

		1,073,865

UNITED KINGDOM (1.9%)(a)
Aerospace & Defense (0.0%)
BAE Systems PLC	7,913	58,326

Capital Markets (0.0%)
Man Group PLC	2,224	13,589

Commercial Banks (0.3%)
HBOS PLC	5,086	11,537
HSBC Holdings PLC	6,000	95,828
HSBC Holdings PLC	9,315	150,678
Royal Bank of Scotland Group PLC	18,495	59,655

		317,698

Commercial Services & Supplies (0.0%)
Robert Walters PLC	3,039	5,895

Construction & Engineering (0.0%)
Balfour Beatty PLC	7,480	40,636

Diversified Telecommunication Services (0.1%)
Cable & Wireless PLC	24,185	71,811

Food & Staples Retailing (0.1%)
Tesco PLC	9,250	64,324
WM Morrison Supermarkets PLC	14,665	68,188

		132,512

Hotels, Restaurants & Leisure (0.2%)
Compass Group PLC	21,795	135,153
Greene King PLC	5,933	48,775
PartyGaming PLC*	7,202	23,745

		207,673

Household Durables (0.0%)
Taylor Wimpey PLC	16,047	10,395

Independent Power Producers & Energy Traders (0.1%)
International Power PLC	19,216	124,322

Industrial Conglomerate (0.1%)
Cookson Group PLC	7,665	64,525

Information Technology Services (0.0%)
Computacenter PLC	1,969	3,468
Logica PLC	18,299	35,797

		39,265

Insurance (0.1%)
Aviva PLC	465	4,044
Beazley Group PLC	18,982	40,491
RSA Insurance Group PLC	38,958	104,144
Standard Life PLC	5,020	21,881

		170,560

Media (0.0%)
Pearson PLC	2,884	31,240
Reed Elsevier PLC	2,320	23,099

		54,339

Metals & Mining (0.1%)
Anglo American PLC	958	32,356
Aricom PLC*	14,766	6,712
Rio Tinto PLC	631	39,595
Xstrata PLC	228	7,105

		85,768

Multiline Retail (0.0%)
Marks & Spencer Group PLC	8,428	30,780

Oil, Gas & Consumable Fuels (0.4%)
Afren PLC*	11,753	13,917
BG Group PLC	2,946	53,421
BP PLC	14,718	122,558
Royal Dutch Shell PLC, Class A	6,308	182,151
Royal Dutch Shell PLC, Class B	3,193	89,687
Salamander Energy PLC*	4,094	12,837

		474,571

Pharmaceuticals (0.1%)
GlaxoSmithKline PLC	2,265	49,059
Shire Ltd.	7,264	114,850

		163,909

Road & Rail (0.0%)
National Express Group PLC	279	4,034

Semiconductors & Semiconductor Equipment (0.0%)
ARM Holdings PLC	17,662	30,688

Tobacco (0.2%)
British American Tobacco PLC	1,875	61,204
Imperial Tobacco Group PLC	4,131	132,589

		193,793

Trading Companies & Distributors (0.0%)
Wolseley PLC	2,698	20,390

Wireless Telecommunication Services (0.1%)
Vodafone Group PLC	30,287	66,877

		2,382,356

UNITED STATES (48.0%)
Aerospace & Defense (1.7%)
Boeing Co.	5,900	338,365
General Dynamics Corp.	3,090	227,486
Goodrich Corp.	3,400	141,440
Honeywell International, Inc.	5,000	207,750
L-3 Communications Holdings, Inc.	100	9,832
Lockheed Martin Corp.	2,555	280,207
Northrop Grumman Corp.	5,200	314,808
Orbital Sciences Corp.*	3,225	77,303
United Technologies Corp.	9,000	540,540

		2,137,731

Air Freight & Logistics (0.1%)
FedEx Corp.	100	7,904
Pacer International, Inc.	3,425	56,410
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	1,500	$94,335

		158,649

Airlines (0.0%)
Continental Airlines, Inc., Class B*	2,975	49,623
UAL Corp.	75	659

		50,282

Auto Components (0.3%)
ArvinMeritor, Inc.	1,650	21,516
ATC Technology Corp.*	1,150	27,301
Autoliv, Inc.	1,350	45,563
Drew Industries, Inc.*	1,100	18,821
Johnson Controls, Inc.	8,900	269,937
Snap-on, Inc.	1,100	57,926

		441,064

Beverages (0.8%)
Coca-Cola Co. (The)	15,700	830,216
Coca-Cola Enterprises, Inc.	200	3,354
Pepsi Bottling Group, Inc.	6,100	177,937
PepsiAmericas, Inc.	1,450	30,044
PepsiCo, Inc.	300	21,381

		1,062,932

Biotechnology (1.1%)
Alexion Pharmaceuticals, Inc.*	2,100	82,530
Alkermes, Inc.*	1,000	13,300
Amgen, Inc.*	8,300	491,941
Arena Pharmaceuticals, Inc.*	925	4,625
BioMarin Pharmaceutical, Inc.*	825	21,854
Bionovo, Inc.*	1,675	1,457
Celgene Corp.*	3,800	240,464
Cephalon, Inc.*	75	5,812
Combinatorx, Inc.*	450	1,454
Gilead Sciences, Inc.*	7,200	328,176
Human Genome Sciences, Inc.*	1,550	9,843
Keryx Biopharmaceuticals, Inc.*	775	271
Martek Biosciences Corp.*	150	4,713
Myriad Genetics, Inc.*	275	17,842
Onyx Pharmaceuticals, Inc.*	325	11,758
Progenics Pharmaceuticals, Inc.*	325	4,326
Regeneron Pharmaceuticals, Inc.*	825	18,010
Rigel Pharmaceuticals, Inc.*	275	6,421
Seattle Genetics, Inc.*	1,450	15,515
United Therapeutics Corp.*	1,525	160,384

		1,440,696

Building Products (0.1%)
Gibraltar Industries, Inc.	425	7,952
Insteel Industries, Inc.	1,400	19,026
NCI Building Systems, Inc.*	1,350	42,862
Quanex Building Products Corp.	1,100	16,764

		86,604

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	550	45,567
Bank of New York Mellon Corp. (The)	12,800	417,024
Federated Investors, Inc., Class B	2,825	81,445
Goldman Sachs Group, Inc. (The)	4,760	609,280
Invesco Ltd.	1,700	35,666
Investment Technology Group, Inc.*	1,350	41,080
Janus Capital Group, Inc.	50	1,214
LaBranche & Co., Inc.*	1,475	6,638
Merrill Lynch & Co., Inc.	8,750	221,375
Morgan Stanley	13,040	299,920
Northern Trust Corp.	2,150	155,230
State Street Corp.	5,750	327,060
TD Ameritrade Holding Corp.*	7,750	125,550
Waddell & Reed Financial, Inc., Class A	1,350	33,413

		2,400,462

Chemicals (1.2%)
Air Products & Chemicals, Inc.	200	13,698
Airgas, Inc.	1,000	49,650
Celanese Corp., Series A	1,350	37,679
CF Industries Holdings, Inc.	250	22,865
Dow Chemical Co. (The)	12,700	403,606
E.I. du Pont de Nemours & Co.	1,400	56,420
FMC Corp.	950	48,820
Innospec, Inc.	2,100	25,326
Monsanto Co.	1,600	158,368
Mosaic Co. (The)	550	37,422
Olin Corp.	2,200	42,680
PPG Industries, Inc.	3,700	215,784
Praxair, Inc.	3,300	236,742
Rohm & Haas Co.	2,200	154,000
Spartech Corp.	1,000	9,900
Terra Industries, Inc.	2,250	66,150

		1,579,110

Commercial Banks (1.6%)
1st Source Corp.	220	5,170
Bancfirst Corp.	1,825	88,202
Bank of Hawaii Corp.	1,350	72,157
BB&T Corp.	2,000	75,600
Central Pacific Financial Corp.	525	8,825
City Holding Co.	750	31,688
Comerica, Inc.	3,200	104,928
Commerce Bancshares, Inc.	305	14,152
Fifth Third Bancorp	1,000	11,900
First Merchants Corp.	275	6,270
Guaranty Bancorp*	925	5,643
Huntington Bancshares, Inc.	900	7,191
KeyCorp	8,200	97,908
Lakeland Financial Corp.	175	3,843
M&T Bank Corp.	800	71,400
Marshall & Ilsley Corp.	800	16,120
National City Corp.	3,700	6,475
Sierra Bancorp	300	6,258
Simmons First National Corp., Class A	3,025	107,690
South Financial Group, Inc. (The)	1,075	7,880
StellarOne Corp.	92	1,902
Suffolk Bancorp	1,750	68,967
SunTrust Banks, Inc.	100	4,499
Synovus Financial Corp.	4,900	50,715
TCF Financial Corp.	10,025	180,450
U.S. Bancorp	13,375	481,767
Wells Fargo & Co.	12,200	457,866
Zions Bancorp.	2,500	96,750

		2,092,216

Commercial Services & Supplies (0.3%)
Administaff, Inc.	1,900	51,718
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Commercial Services & Supplies (continued)
COMSYS IT Partners, Inc.*	525	$5,103
Deluxe Corp.	1,400	20,146
IKON Office Solutions, Inc.	4,975	84,625
Pitney Bowes, Inc.	2,050	68,183
Standard Parking Corp.*	375	8,333
Standard Register Co. (The)	5,300	52,205
Steelcase, Inc., Class A	500	5,375
Waste Management, Inc.	200	6,298
Watson Wyatt Worldwide, Inc., Class A	1,150	57,189

		359,175

Communications Equipment (1.4%)
ADTRAN, Inc.	750	14,618
Avocent Corp.*	1,650	33,759
Black Box Corp.	1,650	56,974
Brocade Communications Systems, Inc.*	8,300	48,306
Cisco Systems, Inc.*	26,600	600,096
CommScope, Inc.*	1,850	64,084
Corning, Inc.	16,500	258,060
Emulex Corp.*	5,900	62,953
Harris Corp.	1,100	50,820
InterDigital, Inc.*	2,150	51,707
Juniper Networks, Inc.*	5,000	105,350
QUALCOMM, Inc.	10,400	446,888
Tellabs, Inc.*	475	1,929

		1,795,544

Computers & Peripherals (2.2%)
Apple, Inc.*	3,400	386,444
Dell, Inc.*	5,750	94,760
EMC Corp.*	200	2,392
Hewlett-Packard Co.	21,625	999,940
International Business Machines Corp.	10,140	1,185,974
Lexmark International, Inc., Class A*	1,650	53,741
NetApp, Inc.*	2,400	43,752
QLogic Corp.*	4,325	66,432
Rackable Systems, Inc.*	575	5,641
Western Digital Corp.*	2,100	44,772

		2,883,848

Construction & Engineering (0.1%)
Dycom Industries, Inc.*	650	8,463
EMCOR Group, Inc.*	2,700	71,064
Fluor Corp.	300	16,710
Integrated Electrical Services, Inc.*	150	2,634
Jacobs Engineering Group, Inc.*	200	10,862
KBR, Inc.	300	4,581

		114,314

Construction Materials (0.0%)
Headwaters, Inc.	175	2,336

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	650	1,944
American Express Co.	3,100	109,833
AmeriCredit Corp.*	1,675	16,968
Capital One Financial Corp.	2,000	102,000
Credit Acceptance Corp.*	199	3,383
Discover Financial Services	2,795	38,627
Dollar Financial Corp.*	1,714	26,378
World Acceptance Corp.*	550	19,800

		318,933

Containers & Packaging (0.2%)
Ball Corp.	1,250	49,362
Graphic Packaging Holding Co.*	14,350	35,875
Greif, Inc., Class A	950	62,339
Myers Industries, Inc.	675	8,512
Owens-Illinois, Inc.*	1,450	42,630
Rock-Tenn Co., Class A	925	36,981
Smurfit-Stone Container Corp.*	3,975	18,683
Sonoco Products Co.	1,800	53,424

		307,806

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	100	5,930
Coinstar, Inc.*	600	19,200
ITT Educational Services, Inc.*	800	64,728

		89,858

Diversified Financial Services (1.7%)
Bank of America Corp.	34,450	1,205,750
CIT Group, Inc.	10,000	69,600
Citigroup, Inc.	25,950	532,234
IntercontinentalExchange, Inc.*	400	32,272
Nasdaq OMX Group, Inc. (The)*	1,600	48,912
NYSE Euronext	6,450	252,711

		2,141,479

Diversified Telecommunication Services (1.5%)
AT&T, Inc.	21,900	611,448
CenturyTel, Inc.	1,680	61,572
Consolidated Communications Holdings, Inc.	2,600	39,208
Embarq Corp.	1,597	64,758
Frontier Communications Corp.	1,975	22,713
Verizon Communications, Inc.	32,400	1,039,716
Windstream Corp.	5,550	60,717

		1,900,132

Electric Utilities (1.3%)
Allegheny Energy, Inc.	300	11,031
American Electric Power Co., Inc.	12,400	459,792
DPL, Inc.	2,250	55,800
Edison International	9,650	385,035
El Paso Electric Co.*	925	19,425
Exelon Corp.	5,300	331,886
FirstEnergy Corp.	2,000	133,980
FPL Group, Inc.	200	10,060
Pinnacle West Capital Corp.	800	27,528
Portland General Electric Co.	825	19,519
PPL Corp.	3,600	133,272
Sierra Pacific Resources	5,400	51,732
UniSource Energy Corp.	425	12,406

		1,651,466

Electrical Equipment (0.1%)
Cooper Industries Ltd., Class A	600	23,970
First Solar, Inc.*	300	56,673
LSI Industries, Inc.	950	7,857

		88,500

Electronic Equipment & Instruments (0.2%)
Arrow Electronics, Inc.*	1,750	45,885
Benchmark Electronics, Inc.*	650	9,152
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Electronic Equipment & Instruments (continued)
Coherent, Inc.*	2,275	$80,876
Jabil Circuit, Inc.	3,900	37,206
Methode Electronics, Inc.	3,200	28,608
Mettler-Toledo International, Inc.*	200	19,600
Sanmina-SCI Corp.*	11,475	16,065
Tech Data Corp.*	75	2,239

		239,631

Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	3,400	205,836
Dresser-Rand Group, Inc.*	375	11,801
ENSCO International, Inc.	850	48,986
Grey Wolf, Inc.*	2,825	21,979
Halliburton Co.	5,600	181,384
ION Geophysical Corp.*	5,350	75,916
National Oilwell Varco, Inc.*	4,950	248,638
Patterson-UTI Energy, Inc.	325	6,507
Schlumberger Ltd.	6,200	484,158
Transocean, Inc.	2,400	263,616
Weatherford International Ltd.*	3,400	85,476

		1,634,297

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club, Inc.*	1,499	58,251
CVS Caremark Corp.	9,500	319,770
Nash Finch Co.	1,525	65,758
Safeway, Inc.	12,000	284,640
SYSCO Corp.	6,400	197,312
Wal-Mart Stores, Inc.	16,350	979,202

		1,904,933

Food Products (0.5%)
ConAgra Foods, Inc.	3,300	64,218
General Mills, Inc.	3,300	226,776
Kellogg Co.	1,500	84,150
Kraft Foods, Inc., Class A	8,000	262,000

		637,144

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	2,850	187,045
Boston Scientific Corp.*	4,500	55,215
C.R. Bard, Inc.	2,100	199,227
Covidien Ltd.	3,800	204,288
Electro-Optical Sciences, Inc.*	675	3,524
Invacare Corp.	3,550	85,697
Medtronic, Inc.	1,100	55,110
Quidel Corp.*	1,000	16,410
Teleflex, Inc.	1,350	85,711
Thoratec Corp.*	1,000	26,250
Zimmer Holdings, Inc.*	2,100	135,576

		1,054,053

Health Care Providers & Services (1.3%)
Aetna, Inc.	12,990	469,069
AMERIGROUP Corp.*	1,900	47,975
Apria Healthcare Group, Inc.*	1,475	26,904
Cardinal Health, Inc.	2,900	142,912
CIGNA Corp.	4,100	139,318
Express Scripts, Inc.*	3,050	225,151
Landauer, Inc.	1,375	100,031
Magellan Health Services, Inc.*	1,650	67,749
McKesson Corp.	1,500	80,715
MedCath Corp.*	1,475	26,432
Omnicare, Inc.	4,800	138,096
Owens & Minor, Inc.	1,350	65,475
WellPoint, Inc.*	2,200	102,894

		1,632,721

Health Care Technology (0.0%)
IMS Health, Inc.	2,600	49,166
MedAssets, Inc.*	650	11,180

		60,346

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises*	3,650	26,499
Carnival Corp.	1,600	56,560
Darden Restaurants, Inc.	1,500	42,945
Denny’s Corp.*	10,750	27,735
Domino’s Pizza, Inc.*	1,225	14,871
International Game Technology	6,200	106,516
McDonald’s Corp.	6,820	420,794
Monarch Casino & Resort, Inc.*	1,300	14,807
Royal Caribbean Cruises Ltd.	4,400	91,300
Wyndham Worldwide Corp.	4,300	67,553

		869,580

Household Durables (0.2%)
American Greetings Corp., Class A	3,675	56,191
Blyth, Inc.	825	9,355
CSS Industries, Inc.	175	4,504
D.R. Horton, Inc.	300	3,906
Furniture Brands International, Inc.	1,100	11,572
KB Home	1,400	27,552
Leggett & Platt, Inc.	2,400	52,296
Lennar Corp., Class A	3,400	51,646
Standard Pacific Corp.*	650	3,192
Tupperware Brands Corp.	2,425	67,003

		287,217

Household Products (1.4%)
Church & Dwight Co., Inc.	1,150	71,404
Colgate-Palmolive Co.	2,500	188,375
Kimberly-Clark Corp.	4,000	259,360
Procter & Gamble Co.	17,550	1,223,059

		1,742,198

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	1,700	41,310
Dynegy, Inc., Class A*	1,632	5,843
NRG Energy, Inc.*	1,200	29,700

		76,853

Industrial Conglomerates (0.8%)
3M Co.	1,600	109,296
General Electric Co.	31,900	813,450
Textron, Inc.	3,800	111,264

		1,034,010

Information Technology Services (0.4%)
Acxiom Corp.	1,625	20,377
Affiliated Computer Services, Inc., Class A*	1,900	96,197
Broadridge Financial Solutions, Inc.	3,100	47,709
CSG Systems International, Inc.*	650	11,395
CyberSource Corp.*	162	2,610
Fiserv, Inc.*	100	4,732
Global Cash Access Holdings, Inc.*	750	3,795
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Information Technology Services (continued)
Hackett Group, Inc.*	850	$4,624
Hewitt Associates, Inc., Class A*	1,625	59,215
Paychex, Inc.	6,800	224,604
Unisys Corp.*	5,800	15,950
Western Union Co. (The)	600	14,802

		506,010

Insurance (1.1%)
Aflac, Inc.	1,400	82,250
American International Group, Inc.	4,200	13,986
Assurant, Inc.	1,300	71,500
Chubb Corp.	5,780	317,322
Conseco, Inc.*	2,000	7,040
Harleysville Group, Inc.	1,100	41,580
Hartford Financial Services Group, Inc.	1,900	77,881
LandAmerica Financial Group, Inc.	150	3,638
Meadowbrook Insurance Group, Inc.	1,425	10,060
MetLife, Inc.	3,800	212,800
Navigators Group, Inc.*	750	43,500
ProAssurance Corp.*	375	21,000
Prudential Financial, Inc.	1,700	122,400
Travelers Cos., Inc. (The)	9,737	440,112

		1,465,069

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	1,800	130,968
Expedia, Inc.*	3,000	45,330
priceline.com, Inc.*	700	47,901

		224,199

Internet Software & Services (0.4%)
AsiaInfo Holdings, Inc.*	650	5,967
Google, Inc., Class A*	900	360,468
ModusLink Global Solutions, Inc.*	705	6,775
Sohu.com, Inc.*	850	47,388
ValueClick, Inc.*	3,375	34,526
Yahoo!, Inc.*	2,600	44,980

		500,104

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,775	131,068
JAKKS Pacific, Inc.*	1,000	24,910

		155,978

Life Sciences Tools & Services (0.1%)
AMAG Pharmaceuticals, Inc.*	175	6,778
Enzo Biochem, Inc.*	800	8,792
Illumina, Inc.*	400	16,212
Invitrogen Corp.*	1,550	58,590
Medivation, Inc.*	1,100	29,106
PerkinElmer, Inc.	2,650	66,170

		185,648

Machinery (1.3%)
AGCO Corp.*	1,525	64,980
Caterpillar, Inc.	6,600	393,360
Cummins, Inc.	3,540	154,769
Danaher Corp.	1,900	131,860
Dover Corp.	1,500	60,825
Eaton Corp.	2,100	117,978
Gardner Denver, Inc.*	1,300	45,136
Illinois Tool Works, Inc.	6,600	293,370
Imation Corp.	2,375	53,651
Joy Global, Inc.	900	40,626
Nordson Corp.	1,350	66,299
PACCAR, Inc.	3,000	114,570
Parker Hannifin Corp.	2,100	111,300
Tecumseh Products Co., Class A*	1,575	39,438
Wabash National Corp.	1,025	9,686
Wabtec Corp.	275	14,088

		1,711,936

Marine (0.0%)
Genco Shipping & Trading Ltd.	950	31,578

Media (1.2%)
Charter Communications, Inc., Class A*	3,625	2,646
Cumulus Media, Inc., Class A*	1,300	5,538
DISH Network Corp., Class A*	8,600	180,600
Entercom Communications Corp., Class A	925	4,643
News Corp., Class A	18,100	217,019
Omnicom Group, Inc.	1,560	60,154
Sinclair Broadcast Group, Inc., Class A	7,175	36,162
Time Warner, Inc.	20,000	262,200
Walt Disney Co. (The)	27,310	838,144

		1,607,106

Metals & Mining (0.2%)
Alcoa, Inc.	3,800	85,804
Freeport-McMoRan Copper & Gold, Inc.	868	49,346
Nucor Corp.	600	23,700
Steel Dynamics, Inc.	175	2,991
United States Steel Corp.	1,140	88,475
Worthington Industries, Inc.	3,425	51,169

		301,485

Multi-Utility (0.4%)
CMS Energy Corp.	14,400	179,568
Dominion Resources, Inc.	5,200	222,456
NorthWestern Corp.	1,750	43,977
PNM Resources, Inc.	150	1,536
TECO Energy, Inc.	3,400	53,482

		501,019

Multiline Retail (0.2%)
Big Lots, Inc.*	4,500	125,235
Family Dollar Stores, Inc.	2,700	63,990
Kohl’s Corp.*	2,700	124,416

		313,641

Natural Gas Utility (0.1%)
Energen Corp.	1,080	48,903
Nicor, Inc.	2,275	100,896
Oneok, Inc.	150	5,160

		154,959

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	3,500	169,785
Apache Corp.	800	83,424
APCO Argentina, Inc.	125	3,539
Brigham Exploration Co.*	525	5,770
Chevron Corp.	14,730	1,214,930
ConocoPhillips	9,600	703,200
Devon Energy Corp.	500	45,600
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Partners Ltd.*	4,025	$34,897
EOG Resources, Inc.	1,500	134,190
Exxon Mobil Corp.	33,130	2,572,876
Frontier Oil Corp.	925	17,038
Hess Corp.	1,200	98,496
Marathon Oil Corp.	2,100	83,727
Mariner Energy, Inc.*	759	15,560
Meridian Resource Corp.*	7,450	13,708
Murphy Oil Corp.	2,050	131,487
Occidental Petroleum Corp.	9,350	658,707
PrimeEnergy Corp.*	50	3,700
Rosetta Resources, Inc.*	450	8,262
Stone Energy Corp.*	1,475	62,437
Swift Energy Co.*	550	21,279
VAALCO Energy, Inc.*	1,500	10,260
W&T Offshore, Inc.	175	4,776
Walter Industries, Inc.	750	35,587
Westmoreland Coal Co.*	250	3,950
XTO Energy, Inc.	4,000	186,080

		6,323,265

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	2,450	20,066
Domtar Corp.*	12,100	55,660
Weyerhaeuser Co.	100	6,058

		81,784

Personal Products (0.1%)
NBTY, Inc.*	2,300	67,896

Pharmaceuticals (3.1%)
Abbott Laboratories	13,500	777,330
Bristol-Myers Squibb Co.	14,600	304,410
Cypress Bioscience, Inc.*	650	4,777
Eli Lilly & Co.	6,250	275,187
Forest Laboratories, Inc.*	2,500	70,700
Johnson & Johnson	10,550	730,904
MDRNA, Inc.*	225	88
Merck & Co., Inc.	21,185	668,599
Perrigo Co.	450	17,307
Pfizer, Inc.	37,190	685,784
Schering-Plough Corp.	11,600	214,252
ULURU, Inc.*	750	750
ViroPharma, Inc.*	2,950	38,704
Watson Pharmaceuticals, Inc.*	650	18,525
Wyeth	4,700	173,618
XenoPort, Inc.*	400	19,396

		4,000,331

Real Estate Investment Trusts (0.9%)
Annaly Capital Management, Inc.	4,150	55,817
Anthracite Capital, Inc.	3,175	17,018
Anworth Mortgage Asset Corp.	1,225	7,252
Apartment Investment & Management Co., Class A	1,534	53,721
Camden Property Trust	600	27,516
DCT Industrial Trust, Inc.	2,250	16,853
Digital Realty Trust, Inc.	1,000	47,250
Duke Realty Corp.	1,200	29,496
Home Properties, Inc.	375	21,731
Hospitality Properties Trust	8,150	167,238
Host Hotels & Resorts, Inc.	1,300	17,277
Kimco Realty Corp.	300	11,082
Lexington Realty Trust	3,100	53,382
Liberty Property Trust	100	3,765
LTC Properties, Inc.	2,000	58,640
MFA Mortgage Investments, Inc.	4,925	32,012
Mid-America Apartment Communities, Inc.	100	4,914
Pennsylvania Real Estate Investment Trust	475	8,954
ProLogis	8,160	336,763
PS Business Parks, Inc.	475	27,360
Ramco-Gershenson Properties Trust	2,350	52,687
Strategic Hotels & Resorts, Inc.	1,425	10,759
Sunstone Hotel Investors, Inc.	3,050	41,175
Taubman Centers, Inc.	275	13,750

		1,116,412

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	1,200	110,916
Con-way, Inc.	550	24,261
CSX Corp.	4,450	242,836
Norfolk Southern Corp.	10,050	665,410
Union Pacific Corp.	900	64,044
YRC Worldwide, Inc.*	775	9,269

		1,116,736

Semiconductors & Semiconductor Equipment (1.0%)
Altera Corp.	3,400	70,312
Amkor Technology, Inc.*	4,750	30,258
Asyst Technologies, Inc.*	1,000	2,400
Atmel Corp.*	825	2,797
Broadcom Corp., Class A*	3,300	61,479
Brooks Automation, Inc.*	750	6,270
Cirrus Logic, Inc.*	5,425	29,566
Cymer, Inc.*	1,650	41,794
Integrated Device Technology, Inc.*	4,775	37,149
Intel Corp.	4,850	90,840
KLA-Tencor Corp.	1,700	53,805
Lam Research Corp.*	2,000	62,980
LSI Corp.*	10,925	58,558
MEMC Electronic Materials, Inc.*	2,360	66,694
Micrel, Inc.	4,925	44,670
National Semiconductor Corp.	1,800	30,978
OmniVision Technologies, Inc.*	875	9,984
ON Semiconductor Corp.*	4,700	31,772
Semtech Corp.*	750	10,470
Silicon Storage Technology, Inc.*	4,125	13,448
Texas Instruments, Inc.	8,300	178,450
Ultratech, Inc.*	700	8,470
Xilinx, Inc.	12,600	295,470
Zoran Corp.*	550	4,488

		1,243,102

Software (1.9%)
Adobe Systems, Inc.*	500	19,735
Aspen Technology, Inc.*	6,250	79,375
BMC Software, Inc.*	2,090	59,837
C.A., Inc.	8,950	178,642
EPIQ Systems, Inc.*	1,650	22,440
Fair Isaac Corp.	150	3,459
JDA Software Group, Inc.*	325	4,943
Magma Design Automation, Inc.*	225	905
Microsoft Corp.	39,300	1,048,917
MicroStrategy, Inc., Class A*	550	32,741
Net 1 UEPS Technologies, Inc.*	3,350	74,805
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Software (continued)
Oracle Corp.*	25,735	$522,678
Pegasystems, Inc.	475	6,132
Secure Computing Corp.*	1,050	5,754
SPSS, Inc.*	175	5,138
Sybase, Inc.*	4,096	125,420
Symantec Corp.*	10,750	210,485
Synopsys, Inc.*	2,825	56,359
Wind River Systems, Inc.*	550	5,500

		2,463,265

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	600	23,670
Advance Auto Parts, Inc.	5,350	212,181
Aeropostale, Inc.*	1,850	59,403
AutoZone, Inc.*	600	74,004
Barnes & Noble, Inc.	1,575	41,076
Cache, Inc.*	2,225	15,286
Collective Brands, Inc.*	1,350	24,719
Dick’s Sporting Goods, Inc.*	4,300	84,194
Finish Line (The), Class A	4,225	42,208
GameStop Corp., Class A*	1,900	64,999
Gap, Inc. (The)	3,700	65,786
Ltd Brands, Inc.	4,100	71,012
Midas, Inc.*	4,625	63,640
Ross Stores, Inc.	1,550	57,055
Staples, Inc.	6,200	139,500
TJX Cos., Inc.	5,050	154,126

		1,192,859

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	700	17,528
Nike, Inc., Class B	3,100	207,390
Phillips-Van Heusen Corp.	300	11,373
Polo Ralph Lauren Corp.	500	33,320
V.F. Corp.	1,900	146,889
Warnaco Group, Inc. (The)*	1,150	52,084

		468,584

Thrifts & Mortgage Finance (0.2%)
Fannie Mae	4,500	6,885
Federal Agricultural Mortgage Corp., Class C	2,975	12,198
Freddie Mac	700	1,197
Hudson City Bancorp, Inc.	11,900	219,555
MGIC Investment Corp.	500	3,515
New York Community Bancorp, Inc.	3,958	66,455
Ocwen Financial Corp.*	325	2,616

		312,421

Tobacco (1.0%)
Alliance One International, Inc.*	10,325	39,235
Altria Group, Inc.	34,620	686,861
Lorillard, Inc.	3,050	217,007
Philip Morris International, Inc.	7,520	361,712
Reynolds American, Inc.	680	33,062

		1,337,877

Trading Companies & Distributors (0.0%)
WESCO International, Inc.*	1,700	54,706

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	1,700	61,149
Centennial Communications Corp.*	3,175	19,812
Crown Castle International Corp.*	600	17,382
Sprint Nextel Corp.	11,700	71,370

	Shares of
	Principal
	Amount	Value
Common Stocks — Long Positions (continued)
UNITED STATES (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	525	$5,775

		175,488

		61,908,328

Total Common Stocks — Long Positions		74,015,386

Preferred Stocks (0.1%)(a)
GERMANY (0.1%)
Household Products (0.0%)
Henkel AG & Co. KGaA	751	27,443

Multi-Utility (0.1%)
RWE AG	940	67,668

Total Preferred Stocks		95,111

	Principal
	Amount	Value
Corporate Bonds (8.2%)
Air Freight & Logistics (0.1%)
United Parcel Service, Inc., 6.20%, 01/15/38	$90,000	83,705

Auto Components (0.0%)
Tenneco, Inc., 8.13%, 11/15/15	30,000	25,650
TRW Automotive, Inc., 7.25%, 03/15/17(b)	5,000	3,950

		29,600

Automobiles (0.0%)
Terex Corp., 8.00%, 11/15/17	35,000	31,850

Beverages (0.1%)
Constellation Brands, Inc., 7.25%, 09/01/16	35,000	32,200
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18(b)	125,000	120,657

		152,857

Capital Markets (0.2%)
Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	65,000	53,623
Merrill Lynch & Co., Inc., 6.05%, 08/15/12	80,000	75,010
Morgan Stanley, 6.63%, 04/01/18	230,000	152,212

		280,845

Chemicals (0.1%)
Huntsman LLC, 11.50%, 07/15/12	30,000	30,600
Nalco Co.
7.75%, 11/15/11	15,000	14,700
8.88%, 11/15/13	10,000	9,975
PolyOne Corp.
8.88%, 05/01/12(b)	20,000	19,000
8.88%, 05/01/12	20,000	19,000

		93,275

Commercial Banks (1.1%)
Bank of America Corp., 5.65%, 05/01/18	170,000	143,190
Bank of Scotland PLC, 5.25%, 02/21/17(b)	275,000	239,911
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Commercial Banks (continued)
Citigroup, Inc.
5.50%, 04/11/13	$165,000	$144,022
6.00%, 08/15/17	115,000	97,421
6.13%, 11/21/17	120,000	101,697
Credit Suisse Guernsey, 5.86%, 05/29/49	100,000	75,707
HBOS PLC, 6.66%, 12/31/49	100,000	56,559
Royal Bank of Scotland Group PLC
7.64%, 03/31/49(c)	100,000	74,502
6.99%, 10/29/49	200,000	149,050
Standard Chartered PLC, 6.41%, 12/01/47	200,000	154,129
Woori Bank, 5.75%, 03/13/14(b)	160,000	159,133

		1,395,321

Commercial Services & Supplies (0.1%)
ACCO Brands Corp., 7.63%, 08/15/15	35,000	26,775
Allied Waste North America, Inc., 7.38%, 04/15/14	10,000	9,725
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,350
Iron Mountain, Inc., 6.63%, 01/01/16	45,000	42,300
Jostens Holding Corp., 10.25%, 12/01/13	5,000	4,525
Service Corp. International, 7.38%, 10/01/14	30,000	27,300
Visant Corp., 7.63%, 10/01/12	15,000	13,763
Visant Holding Corp., 8.75%, 12/01/13	15,000	13,837

		147,575

Computers & Peripherals (0.2%)
Hewlett-Packard Co., 4.50%, 03/01/13	210,000	201,784

Consumer Goods (0.0%)
Jarden Corp., 7.50%, 05/01/17	25,000	20,812

Containers & Packaging (0.0%)
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	10,000	9,950
Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	20,000	16,800

		26,750

Diversified Consumer Services (0.0%)
Stewart Enterprises, Inc., 6.25%, 02/15/13	15,000	13,800

Diversified Financial Services (0.1%)
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	105,000	70,097

Electric Utilities (0.4%)
Duke Energy Carolinas LLC, 6.10%, 06/01/37	140,000	123,739
Florida Power & Light Co., 5.95%, 02/01/38	100,000	92,849
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	30,000	25,232
NRG Energy, Inc., 7.38%, 02/01/16	25,000	22,500
Ohio Power Co., 6.00%, 06/01/16	80,000	76,333
PacifiCorp, 5.65%, 07/15/18	150,000	142,053
Virginia Electric and Power Co., 6.35%, 11/30/37	90,000	81,238

		563,944

Electronic Equipment & Instruments (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	15,000	13,575
Sensata Technologies BV, 8.00%, 05/01/14	30,000	25,350

		38,925

Food & Staples Retailing (0.3%)
CVS Pass-Through Trust, 6.04%, 12/10/28(b)	119,983	107,691
Kroger Co. (The)
6.40%, 08/15/17	85,000	81,502
6.15%, 01/15/20	95,000	87,095
Safeway, Inc., 6.35%, 08/15/17	90,000	87,225

		363,513

Food Processors (0.1%)
Kraft Foods, Inc., 6.00%, 02/11/13	175,000	173,928

Food Products (0.0%)
Del Monte Corp., 6.75%, 02/15/15	15,000	13,500

Health Care Providers & Services (0.1%)
Biomet, Inc., 10.38%, 10/15/17	30,000	29,700
Community Health Systems, Inc., 8.88%, 07/15/15	15,000	14,325
Cooper Cos., Inc. (The), 7.13%, 02/15/15	25,000	24,500
HCA, Inc.
9.25%, 11/15/16(b)	10,000	10,413
9.25%, 11/15/16	10,000	9,725
HCA, Inc., PIK, 9.63%, 11/15/16(b)	25,000	26,312

		114,975

Hotels, Restaurants & Leisure (0.1%)
Host Hotels & Resorts LP, 7.13%, 11/01/13	20,000	17,800
McDonald’s Corp., 6.30%, 10/15/37	100,000	97,020
MGM Mirage
6.75%, 04/01/13	10,000	7,800
5.88%, 02/27/14	30,000	21,675
7.50%, 06/01/16	5,000	3,650
Steinway Musical Instruments, 7.00%, 03/01/14(b)	10,000	8,650
Vail Resorts, Inc. 6.75%, 2/15/14	20,000	18,750

		175,345

Household Durables (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	45,000	35,325

Industrial Conglomerates (0.2%)
General Electric Co., 5.25%, 12/06/17	260,000	227,508
Georgia-Pacific LLC
7.00%, 01/15/15	15,000	13,650
7.70%, 06/15/15	15,000	13,725
Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	5,000	4,950

		259,833

Information Technology Services (0.0%)
Oracle Corp., 6.50%, 04/15/38	50,000	45,457

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Insurance (0.4%)
Liberty Mutual Group, Inc., 7.50%, 08/15/36(b)	$105,000	$82,868
Lincoln National Corp., 7.00%, 05/17/66	210,000	160,143
Reinsurance Group of America, Inc., 6.75%, 12/15/65	105,000	68,374
Travelers Cos., Inc. (The), 6.25%, 03/15/37	90,000	69,222
XL Capital Ltd., 6.50%, 12/31/49	220,000	129,800

		510,407

Lodging (0.0%)
Host Hotels & Resorts LP, 6.38%, 03/15/15	10,000	8,125

Machinery (0.0%)
Baldor Electric Co., 8.63%, 02/15/17	10,000	9,550
Cameron International Corp., 7.00%, 07/15/38	45,000	37,712

		47,262

Media (0.3%)
Charter Communications Operating LLC, 8.00%, 04/30/12(b)	20,000	17,900
Comcast Corp., 6.95%, 08/15/37	80,000	68,236
DIRECTV Holdings LLC, 6.38%, 06/15/15	30,000	26,400
Echostar DBS Corp., 7.13%, 02/01/16	50,000	40,125
Quebecor Media, Inc., 7.75%, 03/15/16	15,000	13,125
Time Warner Cable, Inc.
6.55%, 05/01/37(b)	50,000	40,495
7.30%, 07/01/38	85,000	75,613
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	40,000	38,026
Time Warner, Inc., 5.88%, 11/15/16(b)	125,000	109,860

		429,780

Metals & Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	30,000	29,475

Multi-Utility (0.0%)
Veolia Environnement, 6.00%, 06/01/18	50,000	47,945

Multiline Retail (0.2%)
Wal-Mart Stores, Inc.
5.38%, 04/05/17	150,000	146,003
6.50%, 08/15/37	40,000	37,531

		183,534

Natural Gas Utility (0.1%)
ONEOK Partners LP, 5.90%, 04/01/12	115,000	113,132
Sonat, Inc., 7.63%, 07/15/11	25,000	25,301

		138,433

Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	70,000	54,884
Chesapeake Energy Corp.
7.00%, 08/15/14	10,000	9,350
6.50%, 08/15/17	20,000	17,500
Enterprise Products Operating LP, 6.30%, 09/15/17	$140,000	130,562
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	25,000	20,207
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 09/30/16(b)	250,000	241,940
Suncor Energy, Inc., 6.85%, 06/01/39	70,000	60,850
Transocean, Inc., 5.25%, 03/15/13	300,000	291,474
Valero Energy Corp., 6.63%, 06/15/37	70,000	60,405
XTO Energy, Inc.
5.75%, 12/15/13	65,000	62,401
6.38%, 06/15/38	85,000	69,402

		1,018,975

Other Financial (2.5%)
Allstate Life Global Funding Trust, 5.38%, 04/30/13	185,000	178,589
Arch Western Finance LLC, 6.75%, 07/01/13	30,000	28,200
Berkshire Hathaway Finance Corp., 4.50%, 01/15/13(b)	305,000	300,469
Caterpillar Financial Services Corp., 5.45%, 04/15/18	125,000	111,830
Dex Media West LLC, 9.88%, 08/15/13	30,000	18,600
Ford Motor Credit Co. LLC, 7.80%, 06/01/12	15,000	9,314
General Electric Capital Corp.
5.25%, 10/19/12	220,000	206,834
6.15%, Series A, 08/07/37	80,000	61,251
GMAC LLC, 6.88%, 08/28/12	25,000	9,937
Goldman Sachs Capital II, 5.79%, 12/29/49	150,000	65,896
Hanesbrands, Inc., 6.51%, 12/15/14(c)	35,000	29,050
Hawker Beechcraft Acquisition Co. LLC, 8.88%, 04/01/15	20,000	18,100
IBM International Group Capital LLC, 5.05%, 10/22/12	100,000	100,835
John Deere Capital Corp., 5.35%, Series D, 04/03/18	100,000	90,654
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49	175,000	17
MetLife Global Funding I, 5.13%, 04/10/13(b)	200,000	194,295
Mirant North America LLC, 7.38%, 12/31/13	25,000	23,500
NGPL PipeCo LLC, 7.12%, 12/15/17(b)	75,000	71,185
Pricoa Global Funding I, 3.90%, 12/15/08(b)	400,000	398,316
Principal Life, Income Funding Trusts, 5.30%, 04/24/13	125,000	124,607
QBE Capital Funding II LP, 6.80%, 12/31/49	100,000	79,837
Rio Tinto, Ltd., 5.88%, 07/15/13	280,000	274,487
Sally Holdings LLC, 9.25%, 11/15/14	10,000	9,425
Shinsei Finance II, 7.16%, 07/25/16(b)(c)	225,000	114,891
Spectra Energy Corp., 7.50%, 09/15/38	70,000	64,999
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
Stingray Pass-Through Trust, 5.90%, 01/12/15(b)	$180,000	$26,100
Swiss Re Capital I LP, 6.85%, 05/25/49(b)	300,000	254,966
Telecom Italia Capital SA, 7.72%, 06/04/38	35,000	29,009
Telefonica Emisiones SAU, 5.86%, 02/04/13	260,000	250,162

		3,145,355

Real Estate Management & Development (0.0%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	11,000	6,820

Special Purpose Entity (0.1%)
IIRSA Norte Finance Ltd., 8.75%, 05/30/24	100,000	105,500

Specialty Retail (0.1%)
Neiman-Marcus Group, Inc. (The), 9.00%, 10/15/15	25,000	20,938
Wal-Mart Stores, Inc., 5.25%, 09/01/35	60,000	47,960

		68,898

Telecommunications (0.3%)
AT&T, Inc., 6.30%, 01/15/38	215,000	178,063
Cricket Communications, Inc., 9.38%, 11/01/14	15,000	13,950
Qwest Communications International, Inc., 6.30%, 02/15/09(c)	7,000	6,913
Qwest Corp., 8.88%, 03/15/12	20,000	19,600
Rogers Communications, Inc., 6.80%, 08/15/18	75,000	70,952
Verizon Communications, Inc., 6.40%, 02/15/38	140,000	116,847

		406,325

Tobacco (0.1%)
Philip Morris International, Inc., 6.38%, 05/16/38	55,000	48,380

Transportation (0.0%)
Hertz Corp. (The), 8.88%, 01/01/14	5,000	4,313

Utility — Electric (0.0%)
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	15,000	13,537

Wireless Telecommunication Services (0.1%)
Rogers Wireless, Inc., 6.38%, 03/01/14	115,000	109,984

Total Corporate Bonds		10,656,064

Asset-Backed Securities (2.0%)
Capital One Multi-Asset Execution Trust, 4.95%, Series 2007-A9, Class A9, 08/15/12(b)	995,000	990,874
Countrywide Asset-Backed Certificates, 5.41%, Series 03-5, Class MF1, 01/25/34	114,210	93,132
Ford Credit Auto Owner Trust, 5.26%, Series 06-B, Class A3, 10/15/10	618,854	619,945
PSE&G Transition Funding LLC, 6.61%, Series 01-1, Class A6, 06/15/15	$240,000	248,836
Residential Asset Securities Corp.(c)
2.98%, Series 2002-KS4, Class AIIB, 07/25/32	8,683	6,860
3.06%, Series 2003-KS5, Class AIIB, 07/25/33	11,328	8,247
Specialty Underwriting & Residential Finance, 5.57%, Series 06-BC2, Class A2B, 02/25/37	652,350	535,436
Wachovia Asset Securitization, Inc., 2.74%, Series 2003-HE2, Class AII1, 07/25/33(c)	30,436	23,767

Total Asset-Backed Securities		2,527,097

Collateralized Mortgage Obligations (4.0%)
Countrywide Alternative Loan Trust
6.00%, Series 04-28CB, Class 3A1, 01/25/35	440,019	335,239
6.50%, Series 06-J5, Class 3A1, 09/25/36	670,628	533,783
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-14, Class A2, 5.50%, 7/25/35	508,168	455,922
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.5%, 12/25/33	73,917	61,005
Fannie Mae REMICS
6.50%, 09/25/33	256,730	260,931
6.50%, 10/25/33	221,841	225,402
6.50%, 10/25/33	221,841	225,402
6.50%, 12/25/33	226,403	230,239
6.50%, 12/25/33	204,611	208,245
6.50%, 01/25/34	209,355	213,084
First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1	357,566	298,269
Freddie Mac REMICS
5.00%, 11/15/28	396,830	400,600
6.50%, 05/15/35	193,339	198,040
5.50%, 07/15/37	600,000	566,059
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 3.04%, 9/25/34 (c)	45,103	30,216
Lehman Mortgage Trust, Series 2007-4, Class 4A1, 6%, 5/25/37	86,153	57,588
Residential Funding Mortgage Securities I, Series 07-S8, Class 1A1, 6%, 9/25/37	556,473	451,787
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6%, 7/25/36	243,119	148,758
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96	323,237	278,590

Total Collateralized Mortgage Obligations		5,179,159

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (3.1%)
Bear Stearns Commercial Mortgage Securities
5.12%, Series 05-PWR7, Class A3, 02/11/41	$380,000	$347,273
4.52%, Series 04-PWR6, Class A4, 11/11/41	260,000	245,977
CS First Boston Mortgage Securities Corp.
6.38%, Series 01-CK1, Class A3, 12/18/35	245,379	245,781
5.14%, Series 03-C4, Class A4, 08/15/36	480,000	451,240
Greenwich Capital Commercial Funding Corp.
4.34%, Series 04-GG1, Class A3, 06/10/36	854,498	848,126
4.80%, Series 05-GG3, Class A4, 08/10/42	285,000	256,233
LB-UBS Commercial Mortgage Trust
4.74%, Series 05-C1, Class A4, 02/15/30	485,000	435,570
5.16%, Series 2006, Class A4, 02/15/31	250,000	219,079
5.88%, Series 06-C4, Class A4, 06/15/38(c)	190,000	173,551
Morgan Stanley Capital I
4.92%, Series 03-HQ2, Class A2, 03/12/35	250,000	234,499
4.05%, Series 04-HQ3, Class A2, 01/13/41	351,700	343,548
4.70%, Series 05, Class IQ9, 07/15/56	265,000	236,930

Total Commercial Mortgage Backed Securities		4,037,807

Sovereign Bonds (0.9%)
Brazilian Government International Bond
8.00%, 01/15/18	154,000	165,165
12.25%, 03/06/30	75,000	116,625
Guatemala Government Bond, 9.25%, 08/01/13	50,000	56,230
Mexico Government International Bond, 8.00%, 09/24/22	175,000	203,000
Republic of Argentina Government Bond, 3.00%, 04/30/13(c)	180,000	77,850
Russia Government International Bond, 12.75%, 06/24/28	100,000	161,500
Ukraine Government International Bond
6.88%, 03/04/11	170,000	151,300
6.58%, 11/21/16	210,000	154,806
6.58%, 11/21/16(b)	100,000	77,400

Total Sovereign Bonds		1,163,876

U.S. Government Mortgage Backed Agencies (23.8%)
Fannie Mae Pool
5.50%, Pool #928959, 12/01/22	70,607	71,244
5.50%, Pool #960441, 12/01/22	88,804	89,605
4.50%, Pool #981359, 04/01/23	95,769	93,403
4.50%, Pool #962871, 05/01/23	182,018	177,521
5.50%, Pool #976244, 08/01/23	93,642	94,477
5.50%, Pool #257315, 08/01/23	81,767	82,496
6.50%, Pool #747271, 08/01/36	42,030	43,145
6.50%, Pool #908854, 12/01/36	42,388	43,512
6.50%, Pool #888890, 10/01/37	33,561	34,451
6.50%, Pool #889072, 12/01/37	637,869	654,755
Federal Home Loan Bank (d)	9,500,000	9,500,000
Federal Home Loan Mortgage Corp.
5.13%, 10/18/16	205,000	211,568
4.88%, 06/13/18	1,695,000	1,717,910
Federal National Mortgage Association
2.08%, 10/01/08(d)	2,500,000	2,500,000
6.25%, 02/01/11	1,150,000	1,202,865
4.63%, 05/01/13	640,000	629,024
3.88%, 07/12/13	110,000	109,727
4.13%, 04/15/14	60,000	59,959
4.88%, 12/15/16	240,000	243,722
5.50%, Pool #42342, 10/15/35	4,100,000	4,088,471
Federal National Mortgage Association TBA
4.50%, 10/01/18	1,425,000	1,388,484
5.00%, 10/15/21	2,650,000	2,630,952
6.50%, 10/01/32	880,000	902,274
Freddie Mac Gold, Pool #26917	3,560,000	3,541,089
Freddie Mac Gold Pool, Pool #G04222	48,074	47,857
Government National Mortgage Association, TBA	535,000	542,858

Total U.S. Government Mortgage Backed Agencies		30,701,369

U.S. Government Sponsored Mortgage-Backed Obligations (6.4%)
Fannie Mae Pool
6.50%, Pool #787555, 02/01/35	265,876	273,137
5.50%, Pool #888016, 05/01/36	756,145	755,092
5.00%, Pool #888415, 12/01/36	800,380	781,152
6.00%, Pool #906474, 01/01/37	1,706,784	1,730,462
Federal Home Loan Mortgage Corp. TBA	157,000	152,928
Freddie Mac Gold Pool
6.00%, Pool #A29796, 02/01/35	141,786	143,731
5.50%, Pool #G03069, 12/01/36	2,126,907	2,117,632
5.50%, Pool #G03269, 10/01/37	399,446	397,641
Freddie Mac Non Gold Pool
5.85%, Pool #1B3166, 11/01/36	511,537	521,855
5.42%, Pool #1G1999, 06/01/37	28,550	28,925
5.57%, Pool #1J1749, 06/01/37	281,425	285,350
5.60%, Pool #1J0453, 06/01/37	32,817	33,339
5.45%, Pool #1G2061, 07/01/37	52,446	53,161
Government National Mortgage Association TBA
5.00%, 10/15/36	700,000	686,437
5.50%, 10/15/36	370,000	370,347

Total U.S. Government Sponsored Mortgage-Backed Obligations		8,331,189

U.S. Government Sponsored & Agency Obligations (12.6%)
Federal Home Loan Bank, 0.70%, 10/27/08(d)	12,000,000	11,995,668
Federal Home Loan Mortgage Corp.
5.00%, 07/15/14	55,000	57,208
6.75%, 03/15/31	375,000	459,401
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
JPMorgan NVIT Balanced Fund

	Shares or
	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
Federal National Mortgage Association, 6.63%, 11/15/30	$30,000	$36,205
Federal National Mortgage Association TBA
6.00%, 10/18/16	245,000	249,517
5.50%, 10/01/18	400,000	403,125
U.S. Treasury Notes
4.88%, 06/30/09	30,000	30,677
3.25%, 12/31/09	200,000	203,313
3.13%, 09/30/13	110,000	110,756
4.13%, 05/15/15	175,000	184,652
3.50%, 02/15/18	65,000	63,741
4.00%, 08/15/18	55,000	55,782
United States Treasury Note/Bond
4.63%, 11/30/08	25,000	25,162
3.25%, 01/15/09	2,100,000	2,114,438
8.88%, 02/15/19	200,000	279,953

Total U.S. Government Sponsored & Agency Obligations		16,269,598

	Shares	Value
Option Purchased (0.0%)
U.S. Treasury Bond Future (Strike Price $116.00)	4	8,687

Mutual Funds (2.2%)(c)
AIM Liquid Assets Portfolio	2,830,092	2,830,092

	Principal
	Amount	Value
Yankee Dollar (0.1%)
UNITED STATES (0.1%)
Nexen, Inc.	$110,000	87,085

Total Investments
(Cost $171,724,734) (e) — 120.8%		155,902,520
Liabilities in excess of other assets — (20.8)%		(26,852,480)

NET ASSETS — 100.0%		$129,050,040

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 2.90% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ARM	Adjustable Rate Mortgage

GDR	Global Depositary Receipt

IT	Italy

LP	Limited Partnership

REIT	Real Estate Investment Trust

SE	Sweden

TBA	To Be Announced.
The following is a summary of written option activity for the period ended September 30, 2008, by the Fund (Dollar amounts in thousands):

Written Options	Contract	Premiums Received
Balance at beginning of period	0	$0
Options written	12	8
Options expired	(8)	(4)
Options terminated in closing purchase transactions	0	0

Options outstanding at end of period	4	$4
At September 30, 2008, the Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

						Unrealized
		Expiration	Exercise	Number of		Appreciation
Contracts	Type	Date	Price	Contracts	Value	(Depreciation)
US T-Bond Option	Put	Dec 2008	114.00	4	5,750	$(1,012)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(1.012)

At September 30, 2008, the Fund’s open futures contracts were as follows:

				Market Value	Unrealized
	Number of			Covered by	Appreciation
	Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
Europe	11	CAC40 10 Euro	10/20/08	$626,388	$(45,089)
Europe	10	S&P/MIB IDEM	12/19/08	1,807,778	(189,891)
United Kingdom	4	Long Gilt	12/31/08	797,426	2,266
United Kingdom	18	90 Day Sterling	06/18/09	3,809,594	33,942
United Kingdom	4	FTSE 100	12/19/08	353,598	12,938
Japan	2	TOPIX IDX	12/15/08	204,251	(19,942)
United States	74	S&P 500 E-mini	12/19/08	4,319,380	(144,904)
United States	36	US Treasury 5 Yr Note	12/31/08	4,040,438	(17,913)
United States	1	Russell 2000 Mini	12/19/08	67,840	(382)
United States	23	U.S. Treasury 2 Yr Note	12/31/08	4,909,063	23,248
United States	12	U.S. Long Bond	12/19/08	1,406,063	(14,971)

				$22,341,819	$(360,698)

				Market Value	Unrealized
	Number of			Covered by	Appreciation
	Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

Australia	6	S&P SPI 200 Index	12/19/08	$(555,174)	$27,667
Europe	4	Amsterdam Index	10/17/08	(373,126)	77,658
Europe	11	IBEX 35 Index	10/20/08	(1,695,839)	52,762
Europe	4	Euro Bond	12/10/08	(647,889)	(9,765)
Europe	2	DJ Euro STOXX 50	12/19/08	(5,374,370)	277,397
Hong Kong	5	Hang Seng Index	10/31/08	(582,194)	30,684
United States	1	U.S. 10 Yr 6% SWAP	12/15/08	(111,844)	1,810
United States	16	U.S. Treasury 10 Yr Note	12/19/08	(1,834,000)	40,721

				$(11,174,436)	$498,934

At September 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Swiss Franc	11/10/08	(103,169)	$(91,475)	$(92,241)	$(766)
Euro	11/10/08	(161,916)	(236,775)	(228,613)	8,162
Euro	10/10/08	(900,000)	(1,277,613)	(1,268,174)	9,439
British Sterling Pound	11/10/08	(72,995)	(135,610)	(130,030)	5,580
Japanese Yen	11/10/08	(26,219,754)	(244,162)	(248,216)	(4,054)
Norwegian Krone	11/10/08	(589,041)	(110,393)	(100,049)	10,344
Singapore Dollar	11/10/08	(73,337)	(52,594)	(51,140)	1,454

Total Short Contracts			$(2,148,622)	$(2,118,463)	$30,159

Long Contracts:
Australian Dollar	11/10/08	231,929	$204,506	$182,902	$(21,604)
Swiss Franc	11/10/08	133,422	124,024	119,289	(4,735)
Euro	11/10/08	106,357	157,053	150,168	(6,885)
Euro	10/10/08	18,137	25,634	25,556	(78)
British Sterling Pound	11/10/08	60,887	106,612	108,461	1,849
British Sterling Pound	10/10/08	800,000	1,428,680	1,423,092	(5,588)
Hong Kong Dollar	11/10/08	452,806	58,062	58,361	299
Japanese Yen	11/10/08	22,974,796	214,591	217,497	2,906
Norwegian Krone	10/10/08	8,436,329	1,455,443	1,435,711	(19,732)
Swedish Krone	11/10/08	480,145	76,955	69,453	(7,502)

Total Long Contracts			$3,851,560	$3,790,490	$(61,070)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares	Value
Common Stocks (95.1%)
Airline (1.0%)
Southwest Airlines Co.	153,700	$2,230,187

Beverages (2.0%)
Coca-Cola Co. (The)	53,100	2,807,928
Dr. Pepper Snapple Group, Inc. *	58,460	1,548,021

		4,355,949

Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)	144,021	4,692,204
Goldman Sachs Group, Inc. (The) (a)	5,600	716,800
Merrill Lynch & Co., Inc. (a)	41,600	1,052,480

		6,461,484

Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	88,995	3,586,499

Commercial Banks (3.4%)
Barclays PLC ADR – GB (a)	10,600	261,820
PNC Financial Services Group, Inc.	31,000	2,315,700
U.S. Bancorp	43,100	1,552,462
Wells Fargo & Co.	88,600	3,325,158

		7,455,140

Communications Equipment (0.6%)
Alcatel-Lucent ADR – FR*	169,700	651,648
Nortel Networks Corp. *	16	36
Telefonaktiebolaget LM Ericsson ADR – SE (a)	62,800	592,204

		1,243,888

Computers & Peripherals (3.8%)
Dell, Inc. *	125,500	2,068,240
Hewlett-Packard Co.	47,300	2,187,152
International Business Machines Corp.	35,700	4,175,472

		8,430,864

Diversified Financial Services (9.8%)
Bank of America Corp. (a)	272,734	9,545,690
Citigroup, Inc.	300,500	6,163,255
JPMorgan Chase & Co.	124,700	5,823,490

		21,532,435

Diversified Telecommunication Services (5.2%)
AT&T, Inc.	148,200	4,137,744
Verizon Communications, Inc.	228,310	7,326,468

		11,464,212

Food & Staples Retailing (4.2%)
CVS Caremark Corp.	64,200	2,160,972
Wal-Mart Stores, Inc.	116,700	6,989,163

		9,150,135

Food Products (8.1%)
Cadbury PLC ADR – GB	118,880	4,866,947
Kraft Foods, Inc., Class A	214,411	7,021,960
Sara Lee Corp.	87,800	1,108,914
Unilever NV	165,300	4,654,848

		17,652,669

Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp. *	179,600	2,203,692

Health Care Providers & Services (2.7%)
Cardinal Health, Inc.	84,800	4,178,944
UnitedHealth Group, Inc.	32,100	815,019
WellPoint, Inc. *	20,300	949,431

		5,943,394

Household Products (2.2%)
Kimberly-Clark Corp.	43,900	2,846,476
Procter & Gamble Co.	27,200	1,895,568

		4,742,044

Industrial Conglomerate (1.1%)
General Electric Co.	98,200	2,504,100

Information Technology Services (0.8%)
Computer Sciences Corp. *	25,900	1,039,367
Western Union Co. (The)	26,100	643,887

		1,683,254

Insurance (9.2%)
Aflac, Inc.	15,000	881,250
Berkshire Hathaway, Inc., Class B *	360	1,582,200
Chubb Corp. (a)	161,780	8,881,722
Genworth Financial, Inc., Class A (a)	50,300	433,083
Hartford Financial Services Group, Inc. (a)	49,900	2,045,401
MetLife, Inc.	50,200	2,811,200
Torchmark Corp.	16,700	998,660
Travelers Cos., Inc. (The)	56,900	2,571,880

		20,205,396

Internet & Catalog Retail (1.1%)
Liberty Media Corp. — Interactive, Series A *	178,574	2,305,390

Internet Software & Services (1.8%)
eBay, Inc. *	176,500	3,950,070

Media (12.9%)
Comcast Corp., Class A	478,100	9,385,103
Liberty Media Corp. — Entertainment, Series A *	109,456	2,733,116
News Corp., Class B	184,900	2,246,535
Time Warner, Inc.	521,500	6,836,865
Viacom, Inc., Class B *	280,500	6,967,620

		28,169,239

Metals & Mining (0.3%)
Alcoa, Inc.	24,700	557,726

Multiline Retail (1.3%)
J.C. Penney Co., Inc.	41,400	1,380,276
Macy’s, Inc.	85,100	1,530,098

		2,910,374

Paper & Forest Products (4.3%)
International Paper Co. (a)	359,636	9,415,271

Pharmaceuticals (9.2%)
Abbott Laboratories	24,300	1,399,194
Bristol-Myers Squibb Co.	268,800	5,604,480
Eli Lilly & Co.	45,300	1,994,559
GlaxoSmithKline PLC ADR – GB (a)	22,900	995,234
Pfizer, Inc.	158,300	2,919,052
Roche Holding AG ADR – CH	8,800	684,771
Schering-Plough Corp.	215,400	3,978,438
Wyeth	67,000	2,474,980

		20,050,708

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	68,900	1,290,497
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	31,200	$987,480

		2,277,977

Software (0.6%)
Microsoft Corp.	47,400	1,265,106

Specialty Retail (1.6%)
Home Depot, Inc.	58,600	1,517,154
Lowe’s Cos., Inc.	84,800	2,008,912

		3,526,066

Tobacco (1.4%)
Altria Group, Inc.	66,150	1,312,416
Philip Morris International, Inc.	35,250	1,695,525

		3,007,941

Total Common Stocks		208,281,210

	Principal
	Amount	Value
Repurchase Agreements (3.0%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $6,646,078, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $6,778,700	$6,645,784	6,645,784

Securities Purchased With Collateral For Securities On Loan (3.2%)
Repurchase Agreement (3.2%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $6,874,151, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $7,011,195	6,873,721	6,873,721

Total Securities Purchased With Collateral For Securities On Loan		6,873,721

Total Investments
(Cost $259,884,209) (a) — 101.3%		221,800,715
Liabilities in excess of other assets — (1.3)%		(2,682,930)

NET ASSETS — 100.0%		$219,117,785

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

FR	France

GB	United Kingdom

SE	Sweden
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (28.3%)
Aerospace & Defense (0.1%)(a)
Systems 2001 AT LLC, 6.66%, 09/15/13	$225,228	$220,531

Auto Components (0.1%)
ArvinMeritor, Inc., 8.75%, 03/01/12	225,000	189,000

Automotive Manufacturers (0.1%)
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	180,858

Banks (1.1%)
Bank of America Corp.
5.75%, 12/01/17	50,000	42,399
5.65%, 05/01/18	525,000	442,203
Bank One Corp., 6.00%, 02/17/09	95,000	94,360
Citigroup, Inc., 7.34%, 02/24/10(a)	257,000	215,662
Credit Suisse New York, 6.00%, 02/15/18	350,000	304,920
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13(a)	280,000	237,356
UBS AG, 9.27%, 04/09/09(a)(b)	37,900,000	304,032
Wachovia Corp., 5.50%, 05/01/13	335,000	277,153

		1,918,085

Beverages (0.2%)
Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18	135,000	130,310
FBG Finance Ltd., 5.13%, 06/15/15(a)	250,000	234,445
		364,755
Biotechnology (0.2%)
Amgen, Inc., 5.85%, 06/01/17	60,000	57,595
Biogen Idec, Inc., 6.88%, 03/01/18	220,000	216,920

		274,515

Capital Markets (0.0%)
Lehman Brothers Holdings, Inc., 6.50%, 07/19/17	100,000	125

Chemicals (0.6%)
E. I. du Pont de Nemours & Co., 6.00%, 07/15/18	75,000	73,209
ICI Wilmington, Inc., 4.38%, 12/01/08	115,000	114,793
Innophos, Inc., 8.88%, 08/15/14	430,000	430,000
Johnsondiversey, Inc., 9.63%, 05/15/12	180,000	179,550
Nalco Co., 7.75%, 11/15/11	165,000	161,700

		959,252

Commercial Services & Supplies (0.6%)
ARAMARK Corp.
5.00%, 06/01/12(c)	210,000	176,400
6.30%, 02/01/15(d)	50,000	43,750
8.50%, 02/01/15(c)	60,000	56,400
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	192,075
7.75%, 01/15/15	180,000	178,200
Lender Processing Services, Inc., 8.13%, 07/01/16(a)	40,000	39,000
Valassis Communications, Inc., 8.25%, 03/01/15	480,000	331,200
		1,017,025
Computers & Peripherals (0.2%)
Dell, Inc., 5.65%, 04/15/18(a)	155,000	142,333
Hewlett-Packard Co., 5.50%, 03/01/18	130,000	121,990
		264,323
Containers & Packaging (0.5%)
Berry Plastics Holding Corp., 8.88%, 09/15/14	685,000	534,300
Graphic Packaging International Corp., 9.50%, 08/15/13(c)	165,000	149,325
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	227,700

		911,325

Diversified Financial Services (5.0%)
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(a)	395,000	320,083
Alfa MTN Invest Ltd., 9.25%, 06/24/13(a)	150,000	134,025
American General Finance Corp., 4.63%, 05/15/09	95,000	67,507
AXA Financial, Inc., 7.75%, 08/01/10	460,000	471,711
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16(a)	115,000	113,850
Bear Stearns Cos., Inc. (The), 5.55%, 01/22/17	260,000	223,272
CDX North America High Yield, 8.75%, 12/29/12	2,300,000	2,084,375
Citigroup, Inc., 6.13%, 05/15/18	205,000	169,741
Credit Suisse FB USA, Inc., 5.13%, 08/15/15	40,000	35,637
Farmers Exchange Capital, 7.05%, 07/15/28(a)	285,000	227,489
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	934,763
General Electric Capital Corp.
4.25%, 12/01/10	100,000	96,671
5.63%, 05/01/18	505,000	426,864
General Motors Acceptance Corp. LLC, 6.88%, 09/15/11	1,615,000	720,592
Goldman Sachs Group, Inc. (The)
6.15%, 04/01/18	180,000	149,673
6.75%, 10/01/37	355,000	236,994
Harley-Davidson Funding Corp., 6.80%, 06/15/18(a)	155,000	145,133
HSBC Finance Corp., 6.50%, 05/05/09	140,000	197,218
John Hancock Global Funding II, Series II, 7.90%, 07/02/10(a)	155,000	165,551
JPMorgan Chase & Co., 7.00%, 11/15/09	240,000	240,047
Lehman Brothers Holdings, Inc.
5.75%, 01/03/17	150,000	188
6.88%, 07/17/37	350,000	437
Mantis Reef Ltd., 4.69%, 11/14/08(a)	425,000	424,762
Merrill Lynch & Co., Inc., 6.88%, 04/25/18	470,000	415,832
NYSE Euronext, Inc., 4.80%, 06/28/13	155,000	147,563
Pearson Dollar Finance Two PLC, 6.25%, 05/06/18(a)	100,000	95,993
Residential Capital LLC, 9.63%, 05/15/15(a)	160,000	38,400
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Slm Corp., 8.45%, 06/15/18	$285,000	$193,800

		8,478,171

Electric Power (0.9%)
AES Corp., 8.00%, 06/01/20(a)	435,000	380,625
Arizona Public Service Co., 5.80%, 06/30/14	250,000	231,253
Consumers Energy Co., 4.80%, 02/17/09	210,000	209,952
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	205,120
Entergy Gulf States, Inc.(d)
3.57%, 12/08/08(a)	123,000	122,738
3.21%, 12/01/09	105,000	104,042
Peco Energy Co., 5.35%, 03/01/18	165,000	149,893
Union Electronic Co., 6.70%, 02/01/19	100,000	96,563
		1,500,186
Electric Utility (0.1%)
Ohio Power Co., 6.00%, 06/01/16	225,000	214,686

Electronic Equipment & Instruments (0.3%)
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	207,406
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	230,000	220,854
NXP BV/NXP Funding LLC, 7.88%, 10/15/14	100,000	67,000

		495,260

Food & Beverage (0.1%)
Michael Foods, Inc., 8.00%, 11/15/13	120,000	116,400

Food & Staples Retailing (0.3%)
Delhaize America, Inc., 9.00%, 04/15/31	356,000	373,712
Kroger Co. (The)
5.00%, 04/15/13	70,000	66,828
6.40%, 08/15/17	100,000	95,884
		536,424
Food Processors (0.4%)
ConAgra Foods, Inc.
7.00%, 10/01/28	150,000	144,847
8.25%, 09/15/30	100,000	109,495
Pilgrim’s Pride Corp., 7.63%, 05/01/15	520,000	322,400
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	87,300

		664,042

Food Products (0.1%)
General Mills, Inc., 5.25%, 08/15/13	110,000	109,152
Kraft Foods, Inc., 6.13%, 08/23/18	135,000	126,056

		235,208

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.
4.63%, 03/15/15	135,000	129,416
5.38%, 06/01/18	45,000	43,019
Biomet, Inc., 10.38%, 10/15/17(a)	115,000	113,850
Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	95,000	95,950
Hospira, Inc., 3.28%, 03/30/10(d)	490,000	475,885
Invacare Corp., 9.75%, 02/15/15	80,000	80,000

		938,120

Health Care Providers & Services (1.0%)
HCA, Inc.
6.25%, 02/15/13	345,000	288,075
5.75%, 03/15/14	185,000	144,300
7.69%, 06/15/25	370,000	274,999
Sun Healthcare Group, Inc., 9.13%, 04/15/15	265,000	253,075
Tenet Healthcare Corp.
7.38%, 02/01/13	510,000	464,100
9.88%, 07/01/14	65,000	63,375
UnitedHealth Group, Inc., 6.00%, 02/15/18	240,000	217,106

		1,705,030

Home Builder (0.1%)
Pulte Homes, Inc., 6.38%, 05/15/33	190,000	138,700

Hotels, Restaurants & Leisure (0.9%)
Harrah’s Operating Co., Inc., 5.38%, 12/15/13(c)	495,000	158,400
Isle of Capri Casinos, Inc., 7.00%, 03/01/14(c)	555,000	371,850
Las Vegas Sands Corp., 6.38%, 02/15/15(c)	550,000	420,750
MGM Mirage, 6.00%, 10/01/09	300,000	280,500
Starwood Hotels & Resort Worldwide, Inc., 6.75%, 05/15/18	85,000	75,990
Station Casinos, Inc., 6.00%, 04/01/12(c)	340,000	190,400

		1,497,890

Insurance (0.5%)
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	127,744
Bershire Hathaway Finance Corp., 5.40%, 05/15/18(a)	205,000	198,586
Chubb Corp., 5.75%, 05/15/18	45,000	41,702
Farmers Insurance Exchange, 8.63%, 05/01/24(a)	250,000	238,627
Muenchener Rueckversicherungs AG (EUR), 6.75%, 06/21/23	130,000	172,393
Prudential Financial, Inc., 6.63%, 12/01/37	170,000	142,731

		921,783

Internet Software & Services (0.1%)
Exodus Communications, Inc. 0.00%, 07/15/10(e)	124,113	0
Expedia, Inc., 8.50%, 07/01/16	160,000	144,000
		144,000
Manufacturing (0.9%)
General Electric Co., 5.25%, 12/06/17	1,190,000	1,041,288
Honeywell International, Inc., 5.30%, 03/01/18	140,000	131,775
Koppers Holdings, Inc., 9.65%, 11/15/14	255,000	228,225
Koppers, Inc., 9.88%, 10/15/13	47,000	48,410
Parker-Hannifin Corp., 5.50%, 05/15/18	135,000	134,668
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
Propex, Inc., 10.00%, 12/01/12	$385,000	$2,888

		1,587,254

Media (1.7%)
Cablevision Systems Corp., 7.13%, 04/01/09(d)	290,000	286,375
CCH I Holdings LLC, 11.00%, 10/01/15(c)	210,000	138,600
Comcast Corp., 5.70%, 05/15/18	200,000	174,569
Cox Communications, Inc., 6.25%, 06/01/18(a)	100,000	92,931
Dex Media West LLC, 9.88%, 08/15/13	75,000	46,500
DIRECTV Holding LLC, 7.63%, 05/15/16(a)	405,000	366,525
Echostar DBS Corp.
6.38%, 10/01/11	175,000	161,000
6.63%, 10/01/14	60,000	48,150
Idearc, Inc., 8.00%, 11/15/16	825,000	224,813
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	205,000	170,150
Time Warner Cable, Inc., 6.75%, 07/01/18	200,000	186,786
Time Warner, Inc., 5.88%, 11/15/16(a)	155,000	136,226
Viacom, Inc., 6.88%, 04/30/36	380,000	304,638
Vivendi, 6.63%, 04/04/18(a)	425,000	409,093
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/13(a)	200,000	118,000

		2,864,356

Metals & Mining (0.2%)
ArcelorMittal, 6.13%, 06/01/18(a)	200,000	177,222
Foundation PA Coal Co., 7.25%, 08/01/14	50,000	48,250
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	120,000	113,473

		338,945

Office Electronics (0.1%)
Xerox Corp., 6.35%, 05/15/18	180,000	164,538

Oil, Gas & Consumable Fuels (3.2%)
Chaparral Energy, Inc., 8.88%, 02/01/17	210,000	165,900
Cie Generale de Geophysique, 7.50%, 05/15/15	40,000	38,200
ConocoPhillips, 5.20%, 05/15/18	170,000	158,627
Devon Financing Corp. ULC, 7.88%, 09/30/31	125,000	126,933
Equitable Resources, Inc., 6.50%, 04/01/18	230,000	219,441
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(a)	385,000	359,975
Hilcorp Energy I LP, 7.75%, 11/01/15(a)	230,000	197,800
Kazmuaigaz Finance Sub, 9.13%, 07/02/18(a)	600,000	510,000
Marathon Oil Corp.
6.00%, 10/01/17	185,000	166,186
5.90%, 03/15/18	145,000	128,766
Pemex Project Funding Master Trust
4.12%, 06/15/10(d)(a)	570,000	560,766
5.75%, 03/01/18(a)	1,000,000	946,300
8.63%, 12/01/23	250,000	281,250
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	349,999
Petro-Canada, 6.05%, 05/15/18	45,000	39,281
Questar Market Resources, Inc., 6.80%, 04/01/18	270,000	272,240
Sandridge Energy, Inc., 8.63%, 04/01/15	325,000	290,875
Weatherford International Ltd., 6.00%, 03/15/18	140,000	125,694
XTO Energy, Inc., 5.50%, 06/15/18	570,000	503,844

		5,442,077

Other Financial (0.4%)
Nisource Finance Corp.
3.38%, 11/23/09(d)	120,000	116,936
7.88%, 11/15/10	440,000	452,544
6.80%, 01/15/19	135,000	122,626

		692,106

Other Utility (0.1%)
National Grid PLC (EUR), 5.00%, 07/02/18	110,000	143,960

Paper & Forest Products (0.4%)
Glatfelter, 7.13%, 05/01/16	65,000	62,725
Nine Dragons Paper Holdings Ltd., 7.88%, 04/29/13(a)	300,000	275,727
Pindo Deli Finance BV(a)
4.83%, 04/28/15(d)	46,182	33,251
4.83%, 04/28/18(d)	223,449	78,207
7.79%, 04/28/25	901,231	63,086
Tjiwi Kimia Finance BV
4.83%, 04/28/15(d)	135,195	94,637
4.83%, 04/28/18(d)(a)	91,531	30,205
5.44%, 04/28/27(a)	473,111	30,752

		668,590

Pharmaceuticals (0.3%)
Glaxosmithkline Capital, Inc., 5.65%, 05/15/18	140,000	132,919
Medco Health Solutions, Inc., 7.13%, 03/15/18	195,000	197,594
Wyeth
5.50%, 02/15/16	50,000	48,799
5.45%, 04/01/17	140,000	135,294

		514,606

Pipelines (0.8%)
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	46,190
6.25%, 02/01/37	70,000	55,382
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	260,000	262,322
Pacific Energy Partners LP, 7.13%, 06/15/14	150,000	147,428
Plains All American Pipeline LP, 6.70%, 05/15/36	230,000	198,236
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	208,916
TransCanada PipeLines Ltd., 6.50%, 08/15/18	145,000	140,631
Williams Cos., 7.88%, 09/01/21	255,000	255,000

		1,314,105

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (0.5%)
Brookfield Asset Management, Inc.
7.13%, 06/15/12	$250,000	$250,195
5.80%, 04/25/17	95,000	83,531
Capmark Financial Group, Inc.
5.88%, 05/10/12	945,000	471,077
6.30%, 05/10/17	85,000	33,400
ProLogis, 6.63%, 05/15/18	55,000	47,237

		885,440

Real Estate Management & Development (0.1%)
Realogy Corp., 10.50%, 04/15/14	215,000	94,600

Semiconductors & Semiconductor Equipment (0.3%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	535,000	369,150
KLA Instruments Corp., 6.90%, 05/01/18	200,000	185,960

		555,110

Software (0.5%)
First Data Corp., 9.88%, 09/24/15(c)	640,000	502,400
Fiserv, Inc., 6.80%, 11/20/17	190,000	183,359
Oracle Corp., 5.75%, 04/15/18	265,000	246,054

		931,813

Specialty Retail (1.2%)
CVS Caremark Corp., 5.75%, 06/01/17	100,000	93,449
CVS Pass-Through Trust, 6.04%, 12/10/28(a)	412,743	370,457
Home Depot, Inc.
2.94%, 12/16/09(d)	320,000	301,064
5.40%, 03/01/16	205,000	174,315
Rite Aid Corp., 8.63%, 03/01/15	420,000	220,500
Sonic Automotive, Inc., 8.63%, 08/15/13	335,000	227,800
Wal-Mart Stores, Inc., 4.25%, 04/15/13	230,000	225,746
Walgreen Co., 4.88%, 08/01/13	80,000	79,975
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	317,855

		2,011,161

Telecommunications (2.5%)
American Tower Corp.
7.50%, 05/01/12	275,000	270,875
7.13%, 10/15/12	100,000	98,500
AT&T Corp., 8.00%, 11/15/31(d)	295,000	298,761
AT&T, Inc., 6.15%, 09/15/34	140,000	116,754
Citizens Communications Co., 7.13%, 03/15/19	220,000	174,900
Deutsche Telekom International Finance BV (EUR), 8.13%, 05/29/12	160,000	238,409
France Telecom SA, 8.50%, 03/01/31	115,000	124,763
France Telecom SA (EUR), 8.13%, 01/28/33	90,000	146,267
Intelsat Corp., 9.25%, 06/15/16(a)	345,000	317,400
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	200,000	136,000
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16(a)	155,000	141,050
Nortel Networks Ltd., 10.75%, 07/15/16(a)	130,000	79,625
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	308,550
Qwest Communications International, Inc., 6.30%, 02/15/09(d)	150,000	148,125
Qwest Corp., 5.63%, 11/15/08	45,000	44,550
Rhythms Netconnections, 4.60%, 02/15/10(e)	366,692	0
Rogers Communications, Inc., 6.80%, 08/15/18	90,000	85,143
Sprint Capital Corp.
6.90%, 05/01/19	65,000	50,375
8.75%, 03/15/32	200,000	156,000
Sprint Nextel Corp., 6.00%, 12/01/16	110,000	84,700
Telecom Italia Capital, 7.00%, 06/04/18	360,000	323,154
Telecom Italia Capital SA, 4.00%, 11/15/08	110,000	109,665
Telefonica Europe BV, 8.25%, 09/15/30	220,000	221,140
Verizon Communications, Inc., 5.50%, 02/15/18	100,000	88,396
Verizon New England, Inc., 6.50%, 09/15/11	10,000	9,914
VimpelCom, 9.13%, 04/30/18(a)	195,000	151,372
Virgin Media Finance PLC
8.75%, 04/15/14	75,000	63,000
9.13%, 08/15/16	100,000	83,750
Wind Acquisition Finance SA, 10.75%, 12/01/15(a)	200,000	196,000

		4,267,138

Textiles, Apparel & Luxury Goods (0.2%)
Interface, Inc.
10.38%, 02/01/10	60,000	61,200
9.50%, 02/01/14	225,000	227,250

		288,450

Tobacco (0.3%)
Philip Morris International, Inc., 5.65%, 05/16/18	215,000	198,732
Reynolds American, Inc., 6.50%, 07/15/10	350,000	363,903

		562,635

Utility — Electric (0.5%)
NRG Energy, Inc., 7.38%, 01/15/17	325,000	295,750
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	470,000	424,175
10.25%, 11/01/15(a)	180,000	162,450
		882,375
Wireless Telecommunication Services (0.0%)(e) (f)
Nextlink Communications, Inc.
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0
		0
Total Corporate Bonds		48,094,953

Asset-Backed Securities (6.2%)
Auto Loans (1.8%)(d)
Capital Auto Receivables Asset Trust
2.55%, 07/15/10	1,650,000	1,632,687
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Auto Loans(d) (continued)
2.55%, 05/15/11	$1,402,657	$1,373,472

		3,006,159

Home Equity Loans (3.9%)
Argent Securities, Inc., 3.26%, 10/25/36(d)	500,132	489,074
Countrywide Asset-Backed Certificates, 3.36%, 05/25/36(d)	71,181	70,323
First Franklin Mortgage Loan Asset Backed Certificates, 3.26%, 07/25/36(d)	311,847	308,409
Fremont Home Loan Trust, 3.26%, 10/25/36(d)	658,674	629,539
GSAMP Trust, 3.28%, 01/25/37(d)	590,303	557,020
Newcastle Mortgage Securities Trust, 3.34%, 04/25/37(d)	628,082	595,802
Residential Asset Mortgage Products, Inc., 3.28%, 08/25/36(d)	343,413	335,743
Residential Asset Securities Corp., 3.29%, 10/25/36(d)	372,962	368,133
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/36	772,528	743,793
3.34%, 05/25/37(d)	821,295	720,919
Soundview Home Equity Loan Trust(d)
3.29%, 01/25/37	488,559	477,269
3.32%, 02/25/37	828,916	766,891
Specialty Underwriting & Residential Finance, 3.33%, 03/25/37(d)	562,208	518,248
Structured Asset Investment Loan Trust, 3.89%, 11/25/33(d)	28,003	24,489

		6,605,652

Student Loans (0.3%)(d)
SLM Student Loan Trust, 2.79%, 10/27/14	589,441	583,644

Utility Loans (0.2%)
TXU Electric Delivery Transition Bond Co. LLC, 4.81%, 11/17/14	300,000	303,844

Total Asset-Backed Securities		10,499,299

Collateralized Mortgage Obligations (11.4%)
American Home Mortgage Assets(d)
3.40%, 10/25/46	1,612,838	982,160
3.33%, 03/25/47	1,349,113	810,650
American Home Mortgage Assets Trust(d)
3.44%, 05/25/46	1,127,472	485,659
3.40%, 06/25/47	1,700,645	1,059,242
3.51%, 06/25/47	657,583	169,697
American Home Mortgage Investment Trust, Series 2004-1 Class 1A, 3.56%, 04/25/44(d)	146,599	145,974
Banc of America Funding Corp., 3.54%, 09/20/35(d)	208,332	90,015
Bear Stearns Mortgage Funding Trust(d)
3.35%, 03/25/37	1,320,702	815,455
3.38%, 03/25/37	1,437,316	872,110
Countrywide Alternative Loan Trust(d)
2.71%, 09/25/35	17,373,438	282,318
3.50%, 10/25/35	47,001	44,638
3.59%, 11/20/35	609,086	312,611
3.18%, 12/20/35(a)	5,393,940	138,220
4.78%, 02/25/36	1,717,860	760,497
3.31%, 02/25/37	5,705,711	146,066
4.16%, 03/20/46	4,893,457	149,862
3.48%, 07/25/46	691,513	275,426
3.52%, 07/25/46	399,541	112,988
3.40%, 10/25/46	883,454	540,497
2.13%, 12/20/46	18,192,279	557,139
0.39%, 02/25/47	11,980,245	1,198
2.16%, 03/20/47	9,225,455	299,827
3.47%, 03/20/47	507,789	135,551
0.07%, 05/25/47	5,980,906	598
3.71%, 06/25/47	730,721	211,356
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47(d)	62,432	58,047
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 3.30%, 02/25/47(d)	570,870	112,918
Downey Savings & Loan Association Mortgage Loan Trust, 4.02%, 04/19/47(d)	1,100,739	631,032
Government National Mortgage Association, 6.10%, 06/20/38	3,970,429	4,067,466
GSR Mortgage Loan Trust, 3.40%, 08/25/46(d)	1,051,206	638,718
Harborview Mortgage Loan Trust
3.44%, 08/21/36(d)	1,085,066	442,692
Series 2006-1, Class PO1, 0.00%, 03/19/37	8,689	950
3.23%, 03/19/38(d)	1,468,059	600,958
3.32%, 07/19/45(d)	242,342	134,227
3.26%, 07/19/46(d)	932,325	400,245
Indymac Index Mortgage Loan Trust, 3.46%, 06/25/47(d)	1,145,829	463,261
Residential Accredit Loans, Inc., 1.93%, 03/25/47(d)	6,959,861	696
Structured Asset Mortgage Investments, Inc.(d)
3.40%, 02/25/36	322,297	189,196
3.52%, 02/25/36	736,232	296,281
3.49%, 07/25/36	523,428	152,025
3.39%, 09/25/47	1,724,249	1,066,488
WaMu Mortgage Pass Through Certificates(d)
3.48%, 04/25/45	399,559	214,883
3.50%, 08/25/45	11,509	11,354
3.47%, 10/25/45	51,436	50,544
3.46%, 12/25/45	141,044	124,143
Washington Mutual Alternative Mortgage Pass-Through Certificates, 4.02%, 04/25/46(d)	1,021,309	403,149
Total Collateralized Mortgage Obligations		19,459,027

Sovereign Bonds (16.7%)
ARGENTINA (0.1%)
Argentina Government International Bond
8.28%, 12/31/33(c)	153,870	87,898
1.38%, 12/15/35(d)	11	1

		87,899

BRAZIL (1.9%)
Brazilian Government International Bond
10.50%, 07/14/14	180,000	226,800
8.00%, 01/15/18	472,000	506,220
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Sovereign Bonds (continued)
BRAZIL (continued)
8.88%, 10/14/19	$556,000	$651,910
8.88%, 04/15/24	470,000	561,650
11.00%, 08/17/40	290,000	363,950
Federative Republic of Brazil, 6.00%, 01/17/17	190,000	183,350
National Development Co., 6.37%, 06/16/18	500,000	440,000
Nota do Tesouro Nacional, 10.00%, 01/01/14	700,000	317,403

		3,251,283

CANADA (0.4%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	707,125

COLOMBIA (0.2%)
Colombia Government International Bond
7.38%, 01/27/17	100,000	104,750
11.75%, 02/25/20	190,000	262,675

		367,425

ECUADOR (0.3%)
Ecuador Government International
9.38%, 12/15/15	300,000	257,498
10.00%, 08/15/30(d)	290,000	210,250

		467,748

GERMANY (3.5%)
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,025,656

GHANA (0.1%)(a)
Republic of Ghana, 8.50%, 10/04/17	200,000	189,000

INDONESIA (0.5%)
Indonesia Government International Bond
7.75%, 01/17/38	207,000	188,556
7.75%, 01/17/38(a)	735,000	661,500

		850,056

ITALY (0.1%)
Italy Buoni Poliennali Del Tesoro (EUR), 5.25%, 11/01/29	120,000	170,548

IVORY COAST (0.1%)
Ivory Coast Government International Bond, 3.00%, 03/30/18	285,000	104,566

JAPAN (0.3%)
Japan Government Ten Year Bond (JPY), 0.80%, 03/20/13	50,000,000	465,870

MEXICO (1.4%)
Mexican Bonos (MXN)
9.50%, 12/18/14	1,949,000	187,649
8.00%, 12/17/15	2,555,000	228,464
10.00%, 12/05/24	5,330,000	553,293
Mexico Government International Bond
8.38%, 01/14/11	710,000	763,250
7.50%, 01/14/12	280,000	299,600
5.63%, 01/15/17(c)	396,000	386,694

		2,418,950

PERU (0.8%)
Peruvian Government International Bond
9.88%, 02/06/15	288,000	328,320
8.38%, 05/03/16	120,000	127,800
8.75%, 11/21/33	517,000	615,230
Republic of Peru, 6.55%, 03/14/37	270,000	248,400

		1,319,750

PHILIPPINES (0.8%)
Philippine Government International Bond
9.00%, 02/15/13	270,000	297,000
8.88%, 03/17/15	394,000	439,310
9.50%, 02/02/30	500,000	620,000

		1,356,310

RUSSIAN FEDERATION (1.6%)
Russia Government International Bond
12.75%, 06/24/28	960,000	1,550,400
7.50%, 03/31/30(d)	654,674	668,226
Russian Ministry of Finance, 3.00%, 05/14/11	530,000	508,800

		2,727,426

SPAIN (2.2%)
Spain Government Bond (EUR)
5.15%, 07/30/09	2,250,000	3,191,800
6.15%, 01/31/13	330,000	480,161

		3,671,961

SWEDEN (0.4%)
Sweden Government Bond (SEK), 5.00%, 01/28/09	4,500,000	651,328

TURKEY (1.1%)
Turkey Government International Bond
11.00%, 01/14/13	917,000	1,052,257
6.75%, 04/03/18(c)	708,000	661,980
11.88%, 01/15/30	156,000	224,063

		1,938,300

VENEZUELA (0.9%)
Venezuela Government International Bond
10.75%, 09/19/13	640,000	588,800
8.50%, 10/08/14(c)	270,000	212,625
9.25%, 09/15/27(c)	1,106,000	825,076

		1,626,501

Total Sovereign Bonds		28,397,702

U.S. Government Sponsored & Agency Obligations (22.9%)
Federal Home Loan Bank(b)
2.15%, 10/10/08	3,500,000	3,499,562
2.28%, 10/21/08	5,300,000	5,298,919
Federal Home Loan Mortgage Corp.
2.14%, 11/10/08(b)	5,000,000	4,989,165
5.13%, 11/17/17	2,425,000	2,505,907
Federal National Mortgage Association, 5.00%, 05/11/17	1,450,000	1,483,254
U.S. Treasury Bills(b)
1.57%, 10/09/08(g)	500,000	499,977
1.90%, 10/09/08	285,000	284,987
0.17%, 10/30/08(c)	3,500,000	3,498,674
1.65%, 12/04/08(c)	1,800,000	1,797,712
1.46%, 01/08/09	12,000,000	11,966,568
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
U.S. Treasury Bond, 4.50%, 02/15/36(c)	$3,075,000	$3,156,198

Total U.S. Government Sponsored & Agency Obligations		38,980,923

U.S. Government Sponsored Mortgage-Backed Obligations (17.3%)
Fannie Mae Pool
Pool #50946, 6.50%, 12/01/23	19,746	20,310
Pool # 346286, 6.50%, 05/01/26	57,671	59,769
Pool # 370191, 6.50%, 01/01/27	5,600	5,804
Pool # 251752, 6.50%, 06/01/28	92,486	95,792
Pool # 252009, 6.50%, 07/01/28	227,902	236,049
Pool # 415967, 6.50%, 10/01/28	84,169	87,178
Pool # 457953, 6.50%, 01/01/29	68,234	70,673
Pool # 482616, 6.50%, 02/01/29	147,842	153,035
Pool # 323591, 6.50%, 03/01/29	161,429	167,200
Pool # 511954, 7.50%, 10/01/29	7,660	8,289
Pool # 519145, 7.50%, 10/01/29	18,803	20,348
Pool # 523284, 7.50%, 11/01/29	2,131	2,306
Pool # 527589, 7.50%, 01/01/30	6,294	6,812
Pool # 517874, 7.50%, 02/01/30	29,222	31,568
Pool # 253113, 7.50%, 03/01/30	13,396	14,504
Pool # 540017, 8.00%, 05/01/30	5,896	6,387
Pool # 540091, 7.50%, 06/01/30	14,860	16,052
Pool # 535399, 8.00%, 07/01/30	25,825	27,977
Pool # 535533, 8.00%, 10/01/30	83,550	90,511
Pool # 564363, 8.00%, 01/01/31	2,006	2,173
Pool # 253673, 7.50%, 03/01/31	22,819	24,650
Pool # 564993, 7.50%, 03/01/31	14,401	15,557
Pool # 253674, 8.00%, 03/01/31	1,448	1,569
Pool # 613017, 8.00%, 03/01/31	1,185	1,290
Pool # 576112, 7.00%, 05/01/31	2,186	2,297
Pool # 577407, 7.50%, 07/01/31	54,431	58,738
Pool # 545239, 8.00%, 09/01/31	34,004	36,838
Pool # 545604, 8.00%, 09/01/31	11,725	12,762
Pool # 606566, 7.50%, 10/01/31	12,723	13,730
Pool # 545551, 8.00%, 04/01/32	19,244	20,847
Pool # 630601, 7.00%, 05/01/32	187,636	197,182
Pool # 545759, 6.50%, 07/01/32	148,450	153,386
Pool # 642656, 7.00%, 07/01/32	56,199	59,058
Pool # 254695, 6.50%, 04/01/33	239,908	247,435
Pool # 555533, 6.50%, 04/01/33	71,496	73,940
Pool # 741875, 6.50%, 09/01/33	28,593	29,490
Pool # 815635, 5.14%, 06/01/35(d)	0	0
Pool # 868995, 5.50%, 05/01/36(d)	1,379,292	1,402,403
Pool # 886574, 5.56%, 08/01/36(d)	812,875	828,126
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/15/37	9,150,000	8,912,667
Federal National Mortgage Association TBA, 7.00%, 10/01/36(h)	1,525,000	1,593,149
Freddie Mac Gold Pool
Gold, Pool # C90381, 7.50%, 11/01/20	1,162	1,261
Gold, Pool # C00712, 6.50%, 02/01/29	24,881	25,774
Gold, Pool # C29808, 8.00%, 08/01/29	14,545	15,777
Gold, Pool # C39060, 8.00%, 06/01/30	490	532
Gold, Pool # C41333, 7.50%, 08/01/30	18,423	19,953
Gold, Pool # C41531, 8.00%, 08/01/30	2,269	2,461
Gold, Pool # C42327, 8.00%, 09/01/30	1,847	2,004
Gold, Pool # C44964, 7.50%, 11/01/30	36,901	39,967
Gold, Pool # C01104, 8.00%, 12/01/30	27,102	29,396
Gold, Pool # C01132, 8.00%, 01/01/31	18,485	20,049
Gold, Pool # C46946, 8.00%, 01/01/31	7,451	8,082
Gold, Pool # C01150, 8.00%, 02/01/31	23,241	25,208
Gold, Pool # C48997, 8.00%, 03/01/31	86,608	93,938
Gold, Pool # C49587, 8.00%, 03/01/31	19,235	20,861
Gold, Pool # C50477, 8.00%, 04/01/31	33,894	36,758
Gold, Pool # C53597, 8.00%, 06/01/31	149,187	161,796
Gold, Pool # C53381, 8.00%, 06/01/31	4,733	5,134
Gold, Pool # C53657, 8.00%, 06/01/31	10,355	11,230
Gold, Pool # C60019, 7.50%, 11/01/31	7,275	7,871
Gold, Pool # C67851, 7.50%, 06/01/32	125,780	135,826
Gold, Pool # C02851, 5.50%, 05/01/37	6,746,863	6,716,387
Pool #34397, 6.00%, 10/11/37	2,600,000	2,631,689
Gold, Pool # A78751, 6.00%, 06/01/38	733,858	732,941
Gold, Pool # A80985, 6.00%, 08/01/38	2,917,000	2,913,354
Freddie Mac Non Gold Pool, Pool # 170271, 12.00%, 08/01/15	141,865	163,151
Ginnie Mae I Pool
Pool # 780699, 9.50%, 12/15/17	130,309	143,816
Pool # 780378, 11.00%, 01/15/19	147,653	167,568
Pool # 780141, 10.00%, 12/15/20	125,703	143,405
Pool # 780709, 11.00%, 01/15/21	166,840	188,605
Pool # 780349, 10.00%, 09/15/21	157,045	178,804
Total U.S. Government Sponsored Mortgage-Backed Obligations		29,451,449

U.S. Government Mortgage Backed Agencies (9.2%)(h)
Federal National Mortgage Association, Pool #42342, 5.50%, 10/15/35	14,550,000	14,509,086
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies(h) (continued)
Federal National Mortgage Association TBA, 6.00%, 10/15/37	$520,000	$526,662
Freddie Mac Gold, Pool #26917, 5.50%, 10/15/37	550,000	547,078
Freddie Mac Gold Pool, Pool #C69951, 6.50%, 08/01/32	27,054	27,957

Total U.S. Government Mortgage Backed Agencies		15,610,783

Yankee Dollars (2.0%)
Banks (0.6%)
Banco ABN AMRO Real SA (BRL), 16.20%, 02/22/10	410,000	211,207
HBOS PLC, 6.75%, 05/21/18(a)	240,000	201,235
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13	100,000	84,373
6.30%, 05/15/17(a)	106,000	75,673
Unicredit Luxembourg Finance SA, 2.85%, 10/24/08(a)(d)	440,000	439,653

		1,012,141

Diversified Financial Services (0.2%)
TNK-BP Finance SA, 7.88%, 03/13/18	388,000	271,600

Electric Power (0.4%)(a)
E. ON International Finance BV, 5.80%, 04/30/18	425,000	406,197
Israel Electric Corp. Ltd., 7.25%, 01/15/19	260,000	260,425
		666,622
Health Care Equipment & Supplies (0.1%)(a)
Covidien International Finance SA, 6.00%, 10/15/17	100,000	98,799

Media (0.1%)(a)
Grupo Televisa SA, 6.00%, 05/15/18	200,000	188,754

Metals & Mining (0.1%)
Evraz Group SA, 9.50%, 04/24/18(a)	200,000	144,000
GTL Trade Finance, Inc., 7.25%, 10/20/17(a) (c)	100,000	95,879
Murrin Murrin Holdings Ltd., 9.38%, 08/31/07(e)	125,000	0
		239,879
Pharmaceuticals (0.1%)
Astrazeneca PLC, 5.90%, 09/15/17	145,000	142,772

Pipelines (0.3%)
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	530,000	455,800

Sovereign (0.1%)(a)
Republic of Indonesia, 6.88%, 01/17/18	245,000	222,950

Transportation (0.0%)
Canadian National Railway Co., 5.55%, 05/15/18	45,000	44,421

Total Yankee Dollars		3,343,738

Interest Only Bonds (1.4%)
Bear Stearns Structured Products, Inc.(d)
0.02%, 06/26/36	16,977,344	1,717
0.02%, 01/27/37	12,611,224	1,314

	Shares or
	Principal
	Amount	Value
Interest Only Bonds (continued)
0.04%, 01/27/37	$23,222,647	$2,346
1.66%, 01/27/37	15,905,618	1,612
1.79%, 04/25/37	20,406,108	2,041
Countrywide Alternative Loan Trust, 3.16%, 12/20/35(a)(d)	7,277,008	219,867
Fannie Mae REMICS
Series 2003-82, Class IA, 6.00%, 08/25/32	204,388	32,457
Series 03-39, Class IO, 6.00%, 05/25/33	320,338	71,202
Series 2003-33, Class IA, 6.50%, 05/25/33(d)	723,123	164,840
Series 2003-35, Class UI, 6.50%, 05/25/33(d)	294,081	67,416
Series 2003-44, Class IB, 6.00%, 06/25/33	357,202	81,068
Series 2003-49, Class IO, 6.50%, 06/25/33(d)	293,501	67,508
Freddie Mac REMICS
Series 2129, Class SG, 4.50%, 06/17/27(d)	1,020,562	89,959
Series 2557, Class IW, 6.00%, 04/15/32	759,860	111,156
Series 2649, Class IM, 7.00%, 07/15/33	344,841	79,683
Greenpoint Mortgage Funding Trust(d)
4.07%, 08/25/45	2,398,842	52,679
3.93%, 10/25/45	3,388,495	91,557
4.02%, 10/25/45	1,050,520	21,683
Harborview Mortgage Loan Trust(d)
2.30%, 11/19/34	4,864,998	31,166
3.03%, 05/19/35	4,819,090	48,191
2.79%, 06/19/35	3,601,193	39,951
3.29%, 03/19/37	4,796,216	111,662
3.45%, 07/19/47	5,773,490	117,274
Indymac Index Mortgage Loan Trust, 2.56%, 07/25/35(d)	3,030,860	40,727
Kreditanstalt fuer Wiederaufbau (JPY), 2.05%, 09/21/09	94,000,000	893,306
Residential Accredit Loans, Inc., 1.44%, 05/25/47(d)	13,896,364	1,390

Total Interest Only Bonds		2,443,772

Principal Only Bond (0.0%)(d)
Harborview Mortgage Loan Trust, Series 2006-5, Class PO2 0.00%, 07/19/47	274	4

Ioette Bond (0.0%)
Federal Home Loan Mortgage Corp., 1,156.50%, 06/15/21	8	214

Warrants (0.0%)
Banks (0.0%)
Republic of Venezuela	1,250	43,961

Communications Equipment (0.0%)
XO Holdings, Inc.	374	4
XO Holdings, Inc.	374	9

		13

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Shares or
	Principal
	Amount	Value
Warrants (continued)
Telecommunications (0.0%)
XO Holdings, Inc. *	248	$102
XO Holdings, Inc.	499	12

		114

Total Warrants		44,088

Repurchase Agreement (1.9%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $3,270,511, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $3,335,774	$3,270,367	3,270,367

Total Repurchase Agreement		3,270,367

Securities Purchased With Collateral For Securities On Loan (7.1%)
Repurchase Agreement (7.1%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $12,142,866, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $12,384,863	12,142,023	12,142,023

Total Securities Purchased With Collateral For Securities On Loan		12,142,023

Total Investments
(Cost $232,541,675) (i) — 124.4%		211,738,342
Liabilities in excess of other assets — (24.4)%		(41,581,733)

NET ASSETS — 100.0%		$170,156,609

*	Denotes a non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 7.60% of net assets.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	All or a part of the security was on loan as of September 30, 2008.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(e)	Fair Valued Security.

(f)	Security in default.

(g)	All or a part of the security was pledged as collateral for futures contracts as of September 30, 2008.

(h)	Mortgage Dollar Rolls.

(i)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

BRL	Principal amount denominated in Brazilian Real.

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages

JPY	Principal amount denominated in Japanese Yen.

LP	Limited Partnership

MXN	Principal amount denominated in Mexican Peso.

SEK	Principal amount denominated in Swedish Krone.

TBA	To Be Announced.

ULC	Unlimited Liability Co.

LLC	Limited Liability Co.
At September 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Euro	10/31/08	(2,326,000)	$(3,611,185)	$(3,284,403)	$326,782
Japanese Yen	10/09/08	(947,000,000)	(8,899,082)	(8,919,838)	(20,756)
Swedish Krone	11/21/08	(3,000,000)	(468,955)	(433,952)	35,003

Total Short Contracts			$(12,979,222)	$(12,638,193)	$341,029

Long Contracts:
British Pound	10/15/08	840,000	$1,471,680	$1,494,783	$23,103
Euro	10/31/08	1,527,000	2,349,137	2,156,184	(192,953)
Japanese Yen	10/09/08	1,657,000,000	15,575,222	15,607,362	32,140

Total Long Contracts			$19,396,039	$19,258,329	$(137,710)

At September 30, 2008, the Fund’s open futures were as follows:

			Market Value	Unrealized
Number			Covered by	Appreciation
of Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Euro 90 Day Future	03/16/09	$485,175	$11,470
6	Euro 90 Day Future	06/15/09	1,454,400	20,506
2	Japan 10 Yr. Bond	12/11/08	2,586,797	(1,142,000)
2	U.S. Long Bond	12/19/08	234,344	(1,489)
154	U.S. 2 Yr. Note	12/31/08	32,869,375	92,331
199	U.S. 5 Yr. 6% Swap	12/15/08	21,591,500	(94,440)
1	U.S. 10 Yr. 6% Swap	12/15/08	111,844	(924)

			$59,333,435	$(1,114,546)

			Market Value	Unrealized
Number			Covered by	Appreciation
of Contracts	Short Contracts	Expiration	Contracts	(Depreciation)
9	Euro 90 Day Future	12/15/08	$(2,172,263)	$(1,432)
30	Euro 90 Day Future	09/14/09	(7,265,625)	(10,935)
26	Euro 90 Day Future	12/14/09	(6,276,400)	(80,756)
24	Euro 90 Day Future	03/15/10	(5,784,000)	(69,066)
18	Euro 90 Day Future	06/14/10	(4,326,975)	(43,925)
15	Euro 90 Day Future	09/13/10	(3,596,438)	(29,666)
12	Euro 90 Day Future	12/13/10	(2,869,800)	(18,531)
8	U.S. 10 Yr Note	12/19/08	(917,000)	8,388
1	U.S. 5 Yr. Note	12/31/08	(112,234)	(205)

			$(33,320,735)	$(246,128)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (96.7%)
Aerospace / Defense (3.6%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	$550,000	$517,000
DRS Technologies, Inc., 6.63%, 02/01/16	400,000	406,000
Hawker Beechcraft Acquisition Co. LLC
8.88%, 04/01/15	400,000	364,000
9.75%, 04/01/17	350,000	315,000
L-3 Communications Corp.
6.13%, 01/15/14	1,350,000	1,255,500
6.38%, 10/15/15	375,000	346,875
Sequa Corp., 11.75%, 12/01/15(a)(b)	900,000	760,500
Sequa Corp., PIK, 13.50%, 12/01/15(a)(b)	387,656	327,569
TransDigm, Inc., 7.75%, 07/15/14	875,000	826,875
US Investigations Services, Inc.(a) (b)
10.50%, 11/01/15	600,000	537,000
11.75%, 05/01/16	425,000	350,625

		6,006,944

Automotive (3.8%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	700,000	444,500
Ford Motor Co., 7.45%, 07/16/31	900,000	391,500
Ford Motor Credit Co., 7.25%, 10/25/11	1,100,000	699,906
Ford Motor Credit Co. LLC
9.88%, 08/10/11	750,000	517,703
5.54%, 01/13/12(c)	1,350,000	864,243
8.00%, 12/15/16	1,100,000	696,402
General Motors Corp.
7.40%, 09/01/25	2,925,000	1,067,625
8.38%, 07/15/33	825,000	334,125
Tenneco, Inc., 8.63%, 11/15/14	500,000	400,000
United Components, Inc., 9.38%, 06/15/13	1,175,000	981,125

		6,397,129

Building Materials (0.9%)
Norcraft Holdings LP, 9.75%, 09/01/12	500,000	452,500
Nortek, Inc., 8.50%, 09/01/14	425,000	244,375
NTK Holdings, Inc., 10.75%, 03/01/14	300,000	130,500
Panolam Industries International, Inc., 10.75%, 10/01/13	625,000	378,125
Ply Gem Industries, Inc., 11.75%, 06/15/13(a)(b)	375,000	324,375

		1,529,875

Chemicals (3.2%)
Airgas, Inc., 7.13%, 10/01/18(a) (b)	250,000	244,375
Chemtura Corp., 6.88%, 06/01/16	1,050,000	845,250
Hexion U.S. Finance Corp., 9.75%, 11/15/14	1,075,000	854,625
Koppers, Inc., 9.88%, 10/15/13	490,000	507,150
LyondellBassell Industries AF SCA, 8.38%, 08/15/15(a) (b)	525,000	249,375
Mosaic Co. (The), 7.63%, 12/01/16(a) (b)	525,000	537,215
Nalco Co., 8.88%, 11/15/13	500,000	501,250
Nalco Finance Holdings, Inc., 9.00%, 02/01/14	481,000	429,292
Terra Capital, Inc., 7.00%, 02/01/17	600,000	573,000
Union Carbide Corp.
7.88%, 04/01/23	225,000	219,698
7.50%, 06/01/25	350,000	314,900

		5,276,130

Construction Machinery (0.4%)
Clark Material Handling 0.00%, 11/15/06(a) (d) (e) (f)(g)	100,000	0
RSC Equipment Rental, Inc., 9.50%, 12/01/14	925,000	705,313

		705,313

Consumer Products (4.5%)
AAC Group Holding Corp. 0.00%, 10/01/12(a)(b)	1,025,000	1,019,875
American Achievement Corp., 8.25%, 04/01/12(a)(b)	600,000	601,500
American Achievement Group Holding Corp. PIK, 14.75%, 10/01/12	414,779	396,114
Jarden Corp., 7.50%, 05/01/17	1,150,000	963,125
Jostens Holding Corp., 10.25%, 12/01/13	1,000,000	910,000
Sealy Mattress Co., 8.25%, 06/15/14	750,000	592,500
True Temper Sports, Inc., 8.38%, 09/15/11	750,000	423,750
Visant Corp., 7.63%, 10/01/12	1,350,000	1,245,375
Visant Holding Corp., 8.75%, 12/01/13	1,575,000	1,452,937

		7,605,176

Energy (5.5%)
Basic Energy Services, Inc., 7.13%, 04/15/16	950,000	850,250
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	364,687
6.88%, 01/15/16	1,650,000	1,513,875
Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	400,000	382,000
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	477,500
Forest Oil Corp.
7.25%, 06/15/19(b)(a)	225,000	193,500
7.25%, 06/15/19	700,000	602,000
Hilcorp Energy I LP, 7.75%, 11/01/15(a) (b)	925,000	800,125
Petroplus Finance LTD(a) (b)
6.75%, 05/01/14	350,000	297,500
7.00%, 05/01/17	500,000	417,500
Pioneer Natural Resources Co., 6.88%, 05/01/18	850,000	761,059
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	693,750
7.00%, 03/15/17	375,000	328,125
7.63%, 06/01/18	250,000	222,500
Range Resources Corp.
6.38%, 03/15/15	250,000	230,000
7.50%, 05/15/16	550,000	528,000
7.25%, 05/01/18	125,000	118,750
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Energy (continued)
SandRidge Energy, Inc., 8.00%, 06/01/18(a) (b)	$275,000	$237,875
Southwestern Energy Co., 7.50%, 02/01/18(a)(b)	175,000	170,625

		9,189,621

Entertainment (1.0%)
Cinemark, Inc. 0.00%, 03/15/14	1,075,000	1,038,719
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12(e) (f)(a) (b) (c)	675,000	409,219
Universal City Florida Holding Co. I/II, 7.55%, 05/01/10(c)	250,000	236,250

		1,684,188

Environmental (0.8%)
Allied Waste North America, Inc., 7.25%, 03/15/15	900,000	866,250
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	475,000	491,625

		1,357,875

Financial Institutions (2.8%)
General Motors Acceptance Corp. LLC
6.88%, 09/15/11	3,225,000	1,439,724
7.00%, 02/01/12	550,000	224,317
8.00%, 11/01/31	1,125,000	424,953
Icahn Enterprises LP, 7.13%, 02/15/13	800,000	616,000
iPayment, Inc., 9.75%, 05/15/14	950,000	764,750
Lender Processing Services, Inc., 8.13%, 07/01/16(a) (b)	300,000	294,000
Nuveen Investments, Inc., 10.50%, 11/15/15(a) (b)	1,150,000	891,250

		4,654,994

Food & Beverage (5.8%)
ARAMARK Corp.
6.30%, 02/01/15(c)	750,000	660,000
8.50%, 02/01/15	550,000	519,750
ASG Consolidated LLC, 11.50%, 11/01/11	1,350,000	1,208,250
B&G Foods Corp., 8.00%, 10/01/11	1,100,000	1,061,500
Constellation Brands, Inc.
8.38%, 12/15/14	225,000	223,875
7.25%, 09/01/16	375,000	346,875
Dean Foods Co., 7.00%, 06/01/16	1,000,000	875,000
Eurofresh, Inc. 0.00%, 01/15/13(a) (b)	775,000	523,125
Michael Foods, Inc., 8.00%, 11/15/13	875,000	853,125
Pierre Foods, Inc., 9.88%, 07/15/12(a) (e) (f)	775,000	65,875
Pilgrim’s Pride Corp., 8.38%, 05/01/17	1,150,000	546,250
Pinnacle Foods Finance LLC
9.25%, 04/01/15	650,000	533,000
10.63%, 04/01/17	650,000	490,750
Reddy Ice Holdings, Inc., 10.50%, 11/01/12	1,300,000	1,007,500
Smithfield Foods, Inc.
7.75%, 05/15/13	200,000	169,000
7.75%, 07/01/17	900,000	711,000

		9,794,875

Food & Staples Retailing (0.0%)(a) (d) (f) (g)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/07	100,000	0

Gaming (5.6%)
Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, 10.25%, 06/15/15(a) (b)	975,000	277,875
Global Cash Access LLC, 8.75%, 03/15/12	700,000	619,500
Great Canadian Gaming Corp., 7.25%, 02/15/15(a) (b)	600,000	543,000
Herbst Gaming, Inc., 7.00%, 11/15/14(a) (e) (g)	850,000	46,750
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12(a)(b)	1,250,000	856,250
Indianapolis Downs LLC & Capital Corp., PIK, 15.50%, 11/01/13(a)(b)	188,637	129,688
Jacobs Entertainment, Inc., 9.75%, 06/15/14	925,000	624,375
MGM Mirage
8.38%, 02/01/11	700,000	575,750
5.88%, 02/27/14	1,050,000	763,875
7.50%, 06/01/16	1,875,000	1,378,125
Penn National Gaming, Inc., 6.75%, 03/01/15	925,000	818,625
San Pasqual Casino Development Group, Inc., 8.00%, 09/15/13(a) (b)	800,000	720,000
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15(a) (b)	675,000	489,375
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(a) (b)	425,000	393,125
Wynn Las Vegas Captial Corp., 6.63%, 12/01/14	1,275,000	1,093,312

		9,329,625

Healthcare (8.9%)
Accellent, Inc., 10.50%, 12/01/13	1,050,000	929,250
AMR HoldCo., Inc./Emare HoldCo., Inc., 10.00%, 02/15/15	825,000	868,312
Bausch & Lomb, Inc., 9.88%, 11/01/15(a) (b)	425,000	404,812
Biomet, Inc., 11.63%, 10/15/17	1,275,000	1,287,750
CRC Health Corp., 10.75%, 02/01/16	875,000	678,125
HCA, Inc.
9.25%, 11/15/16	550,000	536,250
9.63%, 11/15/16	1,650,000	1,571,625
7.50%, 11/06/33	900,000	643,500
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	1,130,625
Omnicare, Inc., 6.88%, 12/15/15	950,000	850,250
Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	490,875
United Surgical Partners International, Inc., 9.25%, 05/01/17	1,075,000	919,125
Universal Hospital Services, Inc., 8.50%, 06/01/15	500,000	468,750
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	850,000	824,500
Ventas Realty LP
9.00%, 05/01/12	200,000	209,500
6.63%, 10/15/14	400,000	386,000
7.13%, 06/01/15	325,000	324,188
6.75%, 04/01/17	500,000	475,000
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Healthcare (continued)
Viant Holdings, Inc., 10.13%, 07/15/17(a) (b)	$1,160,000	$945,400
VWR Funding, Inc., 10.25%, 07/15/15	1,100,000	968,000

		14,911,837

Industrial — Other (5.8%)
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,075,000	1,007,812
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	394,250
Baker & Taylor, Inc., 11.50%, 07/01/13(a) (b)	1,000,000	785,000
Baldor Electric Co., 8.63%, 02/15/17	625,000	600,000
Belden, Inc., 7.00%, 03/15/17	375,000	335,625
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	498,750
Education Management LLC, 10.25%, 06/01/16	1,300,000	1,046,500
ESCO Corp.(a) (b)
6.69%, 12/15/13(c)	250,000	231,250
8.63%, 12/15/13	500,000	492,500
General Cable Corp., 7.13%, 04/01/17	550,000	497,750
Hawk Corp., 8.75%, 11/01/14	625,000	631,250
Interline Brands, Inc., 8.13%, 06/15/14	800,000	796,000
Knowledge Learning Corp., Inc., 7.75%, 02/01/15(a) (b)	1,100,000	979,000
Sensus Metering Systems, Inc., 8.63%, 12/15/13	550,000	519,750
SPX Corp., 7.63%, 12/15/14(a)(b)	475,000	475,594
Valmont Industries, Inc., 6.88%, 05/01/14	525,000	511,875

		9,802,906

Lodging (1.2%)
Host Hotels & Resorts LP
7.13%, 11/01/13	450,000	402,750
6.88%, 11/01/14	400,000	348,000
6.38%, 03/15/15	450,000	367,875
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	750,000	648,750
7.25%, 06/15/16	300,000	250,500

		2,017,875

Media — Cable (0.6%)
Kabel Deutschland, 10.63%, 07/01/14	775,000	763,375
Videotron Ltee, 6.38%, 12/15/15	325,000	287,625

		1,051,000

Media — Non-Cable (9.2%)
Affinity Group, Inc.
9.00%, 02/15/12	425,000	316,625
10.88%, 02/15/12	869,758	691,458
Dex Media West LLC, 9.88%, 08/15/13	1,216,000	756,960
Dex Media, Inc. 9.00%, 11/15/13	600,000	279,000
DirecTV Holdings LLC, 8.38%, 03/15/13	800,000	794,000
Echostar DBS Corp., 6.63%, 10/01/14	1,125,000	905,625
Fox Acquisition Sub LLC, 13.38%, 07/15/16(a)(b)	575,000	517,500
Idearc, Inc., 8.00%, 11/15/16	1,375,000	381,562
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15(a)(b)	850,000	684,250
Intelsat Jackdon Holdings Ltd., 11.25%, 06/15/16	1,500,000	1,466,250
Lamar Media Corp.
7.25%, 01/01/13	550,000	500,500
6.63%, 08/15/15	125,000	104,063
6.63%, 08/15/15	750,000	624,375
MediMedia USA, Inc., 11.38%, 11/15/14(a) (b)	1,200,000	1,182,000
Newport Television LLC, PIK, 13.00%, 03/15/17(a)(b)	1,150,000	816,500
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	300,000	226,500
Quebecor Media, Inc., 7.75%, 03/15/16	975,000	858,000
R.H. Donnelley Corp., 8.88%, 10/15/17	1,250,000	431,250
Rainbow National Services LLC, 10.38%, 09/01/14(a) (b)	255,000	261,375
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17	1,525,000	869,250
RH Donnelley Corp., 8.88%, 01/15/16	775,000	267,375
SGS International, Inc., 12.00%, 12/15/13	1,250,000	1,018,750
Univision Television Group, Inc., 9.75%, 03/15/15(a) (b)	1,100,000	517,000
WDAC Subsidiary Corp., 8.38%, 12/01/14(a) (b)	1,250,000	750,000
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/13(a)(b)	425,000	252,875

		15,473,043

Metals & Mining (1.3%)
Aleris International, Inc.
9.00%, 12/15/14	600,000	369,000
10.00%, 12/15/16	475,000	296,875
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	825,000	813,839
Novelis, Inc., 7.25%, 02/15/15	712,000	623,000

		2,102,714

Packaging (1.2%)
Berry Plastics Holding Corp., 8.88%, 09/15/14	1,025,000	804,625
Crown Americas LLC, 7.75%, 11/15/15	1,250,000	1,225,000
Russell-Stanley Holdings, Inc. 0.00%, 11/30/08(d) (e) (f)(a) (b) (g)	14,589	0

		2,029,625

Paper (1.4%)
Graphic Packaging International Corp., 9.50%, 08/15/13	1,250,000	1,137,500
NewPage Corp., 12.00%, 05/01/13	1,125,000	990,000
Rock-Tenn Co., 9.25%, 03/15/16(a)(b)	125,000	127,500

		2,255,000

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Restaurants (0.8%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	$325,000	$300,625
NPC International, Inc, 9.50%, 05/01/14	825,000	680,625
Seminole Hard Rock Entertainment, Inc., 5.32%, 03/15/14(a) (b) (c)	550,000	415,250

		1,396,500

Retailers (3.2%)
AutoNation, Inc.
4.79%, 04/15/13(c)	250,000	211,875
7.00%, 04/15/14	350,000	306,250
Couche-Tard Finance Corp., 7.50%, 12/15/13	900,000	832,500
Dollar General Corp., 11.88%, 07/15/17	300,000	279,000
General Nutrition Centers, Inc., 7.58%, 03/15/14(c)	1,075,000	900,312
NBC Acquisition Corp., 11.00%, 03/15/13	1,000,000	780,000
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,125,000	849,375
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	468,000
Yankee Acquisition Corp., 9.75%, 02/15/17	1,350,000	776,250

		5,403,562

Services (1.7%)
Ceridian Corp., 11.25%, 11/15/15(a)(b)	975,000	806,813
Holdings, Inc., 10.00%, 05/01/15	800,000	620,000
West Corp.
9.50%, 10/15/14	575,000	442,750
11.00%, 10/15/16	1,275,000	924,375

		2,793,938

Specialty Retail (0.0%)(a) (d) (e) (g)
U.S. Office Products Co. 0.00%, 12/31/49	455,359	0

Technology (6.0%)
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	819,500
CompuCom System, Inc., 12.50%, 10/01/15(a) (b)	1,050,000	939,750
First Data Corp., 9.88%, 09/24/15(a)(b)	1,250,000	982,812
Freescale Semiconductor, Inc.
8.88%, 12/15/14	875,000	608,125
9.13%, 12/15/14	650,000	412,750
Open Solutions, Inc., 9.75%, 02/01/15(a) (b)	1,025,000	671,375
Seagate Technology HDD Holdings, 6.80%, 10/01/16	975,000	858,000
Serena Software, Inc., 10.38%, 03/15/16	950,000	840,750
Smart Modular Technologies, 8.29%, 04/01/12(c)	405,000	405,000
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	940,500
Sungard Data Systems, Inc.
9.13%, 08/15/13	870,000	787,350
10.25%, 08/15/15	1,150,000	1,003,375
Unisys Corp., 12.50%, 01/15/16	900,000	859,500

		10,128,787

Textiles, Apparel & Luxury Goods (0.0%)(a) (d) (e) (f)
Glenoit Corp. 0.00%, 12/31/49	125,000	0

Tobacco (0.4%)
Reynolds American, Inc., 7.75%, 06/01/18	625,000	617,609

Transportation (2.1%)
CEVA Group PLC, 10.00%, 09/01/14(a) (b)	875,000	844,375
Hertz Corp. (The)
8.88%, 01/01/14	700,000	607,250
10.50%, 01/01/16	1,050,000	882,000
Holt Group 0.00%, 01/15/06(a) (d) (e) (f)(g)	50,000	0
Kansas City Southern Railway, 8.00%, 06/01/15	375,000	371,250
Stena AB
7.50%, 11/01/13	575,000	562,063
7.00%, 12/01/16	250,000	235,625

		3,502,563

Utility — Electric (4.5%)
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,325,000	1,066,625
Edison Mission Energy, 7.75%, 06/15/16	1,125,000	1,063,125
Energy Future Holdings Corp., 10.88%, 11/01/17(a)(b)	250,000	226,875
FPL Energy National Wind, 6.13%, 03/25/19(a) (b)	264,516	260,303
Intergen NV, 9.00%, 06/30/17(a) (b)	1,000,000	1,005,000
NRG Energy, Inc.
7.38%, 02/01/16	875,000	789,688
7.38%, 01/15/17	1,075,000	980,937
Sierra Pacific Resources, 6.75%, 08/15/17	800,000	735,327
Teco Finance, Inc., 6.75%, 05/01/15	150,000	144,419
Texas Competitive Electric Holdings Co. LLC(a) (b)
10.25%, 11/01/15	500,000	453,750
10.25%, 11/01/15	850,000	771,375

		7,497,424

Utility — Natural Gas (4.7%)
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	787,500
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,106,875
Inergy LP, 6.88%, 12/15/14	1,025,000	902,000
MarkWest Energy Partners LP, 8.75%, 04/15/18	800,000	764,000
Pacific Energy Partners LP
7.13%, 06/15/14	700,000	688,787
6.25%, 09/15/15	150,000	141,033
Regency Energy Partners LP, 8.38%, 12/15/13	650,000	588,250
Southern Star Central Corp., 6.75%, 03/01/16	625,000	576,563
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1,675,000	1,612,945
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Utility — Natural Gas (continued)
Williams Cos., 7.88%, 09/01/21	$750,000	$751,505

		7,919,458

Wireless Communications (3.4%)
Alltel Communications Corp., 10.38%, 12/01/17(a)(b)	775,000	887,375
Centennial Communications Corp.
8.54%, 01/01/13(c)	450,000	411,750
10.00%, 01/01/13	450,000	433,125
Digicel Grouyp Ltd., 8.88%, 01/15/15(a) (b)	275,000	231,688
Digicel Ltd.(a) (b)
9.25%, 09/01/12	250,000	248,750
9.13%, 01/15/15	896,000	754,880
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,250,000	1,175,000
Nextel Communications, Inc., 7.38%, 08/01/15	1,150,000	759,430
Sprint Nextel Corp., 6.00%, 12/01/16	1,125,000	867,550

		5,769,548

Wireline Communications (2.4%)
FairPoint Communications, Inc., 13.13%, 04/01/18(a)(b)	975,000	892,125
Frontier Communications, 9.00%, 08/15/31	550,000	423,500
Qwest Corp., 8.88%, 03/15/12	1,750,000	1,723,750
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	650,000	619,938
Windstream Corp., 8.63%, 08/01/16	300,000	278,250

		3,937,563

Total Corporate Bonds		162,142,697

	Shares	Value
Common Stocks (0.0%)
Consumer Goods (0.0%)(a) (d) (g)
Sleepmaster LLC Membership Units *	185	0

Containers & Packaging (0.0%)(a) (d) (f) (g)
Russell-Stanley Holdings, Inc. *	4,000	0

Media (0.0%)
Virgin Media, Inc.	5,650	44,635

Packaging (0.0%)(a) (d) (g)
Pliant Corp. *	1	0

Total Common Stocks		44,635

	Principal
	Amount	Value
Warrants (0.0%)
Entertainment (0.0%)(d) (g)
AMF Bowling Worldwide, Inc. , 0.00%, expiring 03/09/09*	$811	0

Media (0.0%)
Sirius XM Radio, Inc. *	300	30

	Shares or
	Principal
	Amount	Value
Warrants(continued)
Media — Non-Cable (0.0%)(d) (e) (f) (g)
Ziff Davis Media, Inc. , 0.00%, expiring 08/12/12*	$2,200	$0

Total Warrants		30

Preferred Stock (0.0%)(d) (e) (f) (g)
Media — Non-Cable (0.0%)
Ziff Davis Media, Inc. 0.00%, / /0	12	0

Total Investments (Cost $198,103,734) (h) — 96.7%		162,187,362
Other assets in excess of liabilities — 3.3%		5,566,745

NET ASSETS — 100.0%		$167,754,107

*	Denotes a non-income producing security.

(a)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 19.32% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(d)	Fair Valued Security.

(e)	Security in default.

(f)	Issuer has filed for bankruptcy protection.

(g)	Illiquid security.

(h)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

PIK	Paid-In-Kind
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (98.7%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc. *	39,200	$3,682,448
BE Aerospace, Inc. *	113,976	1,804,240
DRS Technologies, Inc.	48,000	3,684,000

		9,170,688

Airlines (0.2%)
AirTran Holdings, Inc. *	130,700	317,601
Alaska Air Group, Inc. *	41,600	848,224
JetBlue Airways Corp. *	218,300	1,080,585

		2,246,410

Auto Components (0.8%)
ArvinMeritor, Inc.	88,025	1,147,846
BorgWarner, Inc.	138,000	4,522,260
Gentex Corp.	163,200	2,333,760
Lear Corp. *	88,240	926,520
Modine Manufacturing Co.	34,900	505,352

		9,435,738

Automobiles (0.1%)(a)
Thor Industries, Inc.	40,000	992,800

Beverages (0.4%)
Hansen Natural Corp. *(a)	87,800	2,655,950
PepsiAmericas, Inc.	66,200	1,371,664

		4,027,614

Biotechnology (1.5%)
Cephalon, Inc. *	80,700	6,253,443
PDL BioPharma, Inc. *	142,400	1,325,744
United Therapeutics Corp. *	27,100	2,850,107
Vertex Pharmaceuticals, Inc. *	176,790	5,876,500

		16,305,794

Capital Markets (2.2%)
Affiliated Managers Group, Inc. *	48,527	4,020,462
Apollo Investment Corp.	163,633	2,789,943
Eaton Vance Corp.	137,800	4,854,694
Jefferies Group, Inc. (a)	142,700	3,196,480
Raymond James Financial, Inc.	114,025	3,760,544
SEI Investments Co.	155,000	3,441,000
Waddell & Reed Financial, Inc., Class A	102,100	2,526,975

		24,590,098

Chemicals (3.4%)
Airgas, Inc.	98,000	4,865,700
Albemarle Corp.	108,700	3,352,308
Cabot Corp.	76,500	2,431,170
Chemtura Corp.	276,400	1,260,384
Cytec Industries, Inc.	56,700	2,206,197
Ferro Corp.	51,600	1,037,160
FMC Corp.	88,800	4,563,432
Lubrizol Corp.	80,500	3,472,770
Minerals Technologies, Inc.	22,600	1,341,536
Olin Corp.	89,800	1,742,120
RPM International, Inc.	149,800	2,897,132
Scotts Miracle-Gro Co. (The), Class A	51,600	1,219,824
Sensient Technologies Corp.	57,700	1,623,101
Terra Industries, Inc.	109,080	3,206,952
Valspar Corp.	118,800	2,648,052

		37,867,838

Commercial Banks (3.5%)
Associated Bancorp	151,615	3,024,719
BancorpSouth, Inc.	85,400	2,402,302
Bank of Hawaii Corp.	56,800	3,035,960
Cathay General Bancorp, Inc. (a)	58,900	1,401,820
City National Corp.	47,900	2,600,970
Colonial BancGroup, Inc. (The) (a)	240,570	1,890,880
Commerce Bancshares, Inc.	74,400	3,452,160
Cullen/Frost Bankers, Inc.	70,260	4,215,600
FirstMerit Corp.	96,500	2,026,500
PacWest Bancorp	29,350	839,117
SVB Financial Group *	38,700	2,241,504
Synovus Financial Corp.	333,600	3,452,760
TCF Financial Corp.	137,200	2,469,600
Webster Financial Corp.	62,700	1,583,175
Westamerica Bancorp (a)	34,500	1,984,785
Wilmington Trust Corp.	80,200	2,312,166

		38,934,018

Commercial Services & Supplies (3.8%)
Brink’s Co. (The)	50,200	3,063,204
Copart, Inc. *	76,400	2,903,200
Corporate Executive Board Co. (The)	40,600	1,268,750
Corrections Corp. of America *	148,900	3,700,165
Deluxe Corp.	58,400	840,376
Dun & Bradstreet Corp.	64,800	6,114,528
Herman Miller, Inc.	66,500	1,627,255
HNI Corp. (a)	52,700	1,335,418
Kelly Services, Inc., Class A	29,200	556,260
Korn/Ferry International *	56,900	1,013,958
Manpower, Inc.	94,300	4,069,988
Mine Safety Appliances Co. (a)	35,400	1,349,448
MPS Group, Inc. *	107,700	1,085,616
Navigant Consulting, Inc. *	55,380	1,101,508
Republic Services, Inc.	183,250	5,493,835
Rollins, Inc.	45,650	866,437
Stericycle, Inc. *	101,400	5,973,474

		42,363,420

Communications Equipment (1.5%)
3Com Corp. *	457,600	1,066,208
ADC Telecommunications, Inc. *	140,454	1,186,836
ADTRAN, Inc.	66,700	1,299,983
Avocent Corp. *	53,500	1,094,610
CommScope, Inc. *	83,455	2,890,881
F5 Networks, Inc. *	95,700	2,237,466
Foundry Networks, Inc. *	171,500	3,123,015
Plantronics, Inc.	55,900	1,258,868
Polycom, Inc. *	101,200	2,340,756

		16,498,623

Computers & Peripherals (1.2%)
Diebold, Inc.	76,200	2,522,982
NCR Corp. *	194,310	4,284,536
Palm, Inc. *(a)	129,900	775,503
Western Digital Corp. *	262,800	5,602,896

		13,185,917

Construction & Engineering (1.6%)
Dycom Industries, Inc. *	44,600	580,692
Granite Construction, Inc.	39,250	1,405,935
KBR, Inc.	201,660	3,079,348
Quanta Services, Inc. *	208,180	5,622,942
Shaw Group, Inc. (The) *	99,105	3,045,497
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
URS Corp. *	100,300	$3,678,001

		17,412,415

Construction Materials (0.5%)(a)
Martin Marietta Materials, Inc.	49,080	5,495,978

Consumer Finance (0.1%)(a)
AmeriCredit Corp. *	135,190	1,369,475

Containers & Packaging (1.3%)
AptarGroup, Inc.	78,200	3,058,402
Greif, Inc., Class A	40,500	2,657,610
Packaging Corp. of America	123,300	2,858,094
Sonoco Products Co.	115,000	3,413,200
Temple-Inland, Inc.	126,400	1,928,864

		13,916,170

Diversified Consumer Services (1.8%)
Career Education Corp. *	87,600	1,432,260
Corinthian Colleges, Inc. *	101,700	1,525,500
DeVry, Inc.	72,900	3,611,466
ITT Educational Services, Inc. *	37,400	3,026,034
Matthews International Corp., Class A	35,620	1,807,359
Regis Corp.	51,400	1,413,500
Service Corp. International	298,100	2,492,116
Sotheby’s (a)	80,100	1,606,806
Strayer Education, Inc.	17,000	3,404,420

		20,319,461

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc. *	277,300	856,857

Electric Utilities (1.9%)
DPL, Inc.	135,100	3,350,480
Great Plains Energy, Inc.	141,257	3,128,842
Hawaiian Electric Industries, Inc. (a)	100,800	2,934,288
IDACORP, Inc.	54,100	1,573,769
Northeast Utilities	184,200	4,724,730
Sierra Pacific Resources	278,710	2,670,042
Westar Energy, Inc.	128,700	2,965,248

		21,347,399

Electrical Equipment (1.5%)
Ametek, Inc.	126,750	5,167,597
Hubbell, Inc., Class B	64,100	2,246,705
Roper Industries, Inc.	106,400	6,060,544
Thomas & Betts Corp. *	68,500	2,676,295

		16,151,141

Electronic Equipment & Instruments (2.4%)
Arrow Electronics, Inc. *	142,200	3,728,484
Avnet, Inc. *	178,600	4,398,918
FLIR Systems, Inc. *	165,200	6,346,984
Ingram Micro, Inc., Class A *	197,200	3,169,004
National Instruments Corp.	64,750	1,945,737
Tech Data Corp. *	60,400	1,802,940
Trimble Navigation Ltd. *	140,600	3,635,916
Vishay Intertechnology, Inc. *	220,350	1,458,717

		26,486,700

Energy Equipment & Services (3.3%)
Exterran Holdings, Inc. *	78,230	2,500,231
FMC Technologies, Inc. *	151,242	7,040,315
Helix Energy Solutions Group, Inc. *	109,300	2,653,804
Helmerich & Payne, Inc.	124,900	5,394,431
Oceaneering International, Inc. *	65,900	3,513,788
Patterson-UTI Energy, Inc.	186,200	3,727,724
Pride International, Inc. *	205,400	6,081,894
Superior Energy Services, Inc. *	96,070	2,991,620
Tidewater, Inc. (a)	61,300	3,393,568

		37,297,375

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc. *	70,600	2,743,516
Ruddick Corp.	46,700	1,515,415

		4,258,931

Food Products (1.6%)
Corn Products International, Inc.	86,070	2,778,340
Hormel Foods Corp.	82,100	2,978,588
J.M. Smucker Co. (The)	65,167	3,303,315
Lancaster Colony Corp.	23,300	877,478
Ralcorp Holdings, Inc. *	66,800	4,502,988
Smithfield Foods, Inc. *	139,090	2,208,749
Tootsie Roll Industries, Inc. (a)	28,927	836,280

		17,485,738

Health Care Equipment & Supplies (3.9%)
Advanced Medical Optics, Inc. *	62,186	1,105,667
Beckman Coulter, Inc.	73,900	5,246,161
DENTSPLY International, Inc.	176,400	6,622,056
Edwards Lifesciences Corp. *	66,800	3,858,368
Gen-Probe, Inc. *	64,400	3,416,420
Hill-Rom Holdings, Inc.	74,420	2,255,670
Hologic, Inc. *	303,900	5,874,387
IDEXX Laboratories, Inc. *	70,600	3,868,880
Kinetic Concepts, Inc. *	67,300	1,924,107
ResMed, Inc. *	89,700	3,857,100
STERIS Corp.	70,300	2,641,874
Teleflex, Inc.	47,200	2,996,728

		43,667,418

Health Care Providers & Services (3.0%)
Apria Healthcare Group, Inc. *	50,800	926,592
Community Health Systems, Inc. *	114,000	3,341,340
Health Management Associates, Inc., Class A *	288,150	1,198,704
Health Net, Inc. *	127,500	3,009,000
Henry Schein, Inc. *	106,100	5,712,424
Kindred Healthcare, Inc. *	35,090	967,431
LifePoint Hospitals, Inc. *	63,400	2,037,676
Lincare Holdings, Inc. *	87,330	2,627,760
Omnicare, Inc.	123,500	3,553,095
Psychiatric Solutions, Inc. *	66,200	2,512,290
Universal Health Services, Inc., Class B	60,500	3,389,815
VCA Antech, Inc. *	97,800	2,882,166
WellCare Health Plans, Inc. *	49,590	1,785,240

		33,943,533

Health Care Technology (0.3%)
Cerner Corp. *	80,630	3,599,323

Hotels, Restaurants & Leisure (1.3%)
Bob Evans Farms, Inc.	37,100	1,012,459
Boyd Gaming Corp. (a)	68,500	641,160
Brinker International, Inc.	120,740	2,160,039
Cheesecake Factory (The) *	77,350	1,130,857
Chipotle Mexican Grill, Inc., Class A *(a)	39,220	2,176,318
International Speedway Corp., Class A *	34,100	1,326,831
Life Time Fitness, Inc. *(a)	41,560	1,299,581
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A *	77,400	$1,781,748
Wendy’s/Arby’s Group, Inc., Class A	551,650	2,901,679

		14,430,672

Household Durables (1.7%)
American Greetings Corp., Class A	55,700	851,653
Blyth, Inc.	28,300	320,922
Furniture Brands International, Inc. (a)	52,000	547,040
Hovnanian Enterprises, Inc., Class A *(a)	61,100	488,189
M.D.C. Holdings, Inc.	43,600	1,595,324
Mohawk Industries, Inc. *(a)	66,600	4,488,174
NVR, Inc. *	6,443	3,685,396
Ryland Group, Inc.	50,800	1,347,216
Toll Brothers, Inc. *	154,600	3,900,558
Tupperware Brands Corp.	74,000	2,044,620

		19,269,092

Household Products (0.9%)
Church & Dwight Co., Inc.	79,150	4,914,424
Energizer Holdings, Inc. *	69,060	5,562,783

		10,477,207

Industrial Conglomerate (0.2%)
Carlisle Cos., Inc.	70,900	2,124,873

Information Technology Services (2.7%)
Acxiom Corp.	76,100	954,294
Alliance Data Systems Corp. *	79,900	5,064,062
Broadridge Financial Solutions, Inc.	162,140	2,495,335
DST Systems, Inc. *(a)	50,900	2,849,891
Gartner, Inc. *	70,200	1,592,136
Global Payments, Inc.	94,790	4,252,279
Lender Processing Services, Inc.	99,100	3,024,532
Metavante Technologies, Inc. *	102,900	1,981,854
NeuStar, Inc., Class A *	90,160	1,793,282
SAIC, Inc. *	228,600	4,624,578
SRA International, Inc., Class A *	50,900	1,151,867

		29,784,110

Insurance (4.4%)
American Financial Group, Inc.	85,650	2,526,675
Arthur J. Gallagher & Co.	111,000	2,848,260
Brown & Brown, Inc.	137,200	2,966,264
Everest Re Group Ltd.	73,200	6,333,996
Fidelity National Financial, Inc., Class A	251,465	3,696,536
First American Corp.	110,100	3,247,950
Hanover Insurance Group, Inc. (The)	60,700	2,763,064
HCC Insurance Holdings, Inc.	136,450	3,684,150
Horace Mann Educators Corp.	48,500	624,195
Mercury General Corp.	40,600	2,222,850
Old Republic International Corp.	274,537	3,500,347
Philadelphia Consolidated Holding Co. *	67,600	3,959,332
Protective Life Corp.	83,300	2,374,883
StanCorp Financial Group, Inc.	56,000	2,782,080
Unitrin, Inc.	57,300	1,429,062
W.R. Berkley Corp.	166,450	3,919,897

		48,879,541

Internet & Catalog Retail (0.4%)
Netflix, Inc. *(a)	51,450	1,588,776
priceline.com, Inc. *	46,200	3,161,466

		4,750,242

Internet Software & Services (0.2%)
Digital River, Inc. *	44,130	1,429,812
ValueClick, Inc. *	103,900	1,062,897

		2,492,709

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	77,400	1,089,018

Life Sciences Tools & Services (2.4%)
Affymetrix, Inc. *	84,300	652,482
Charles River Laboratories International, Inc. *	80,600	4,475,718
Covance, Inc. *	74,800	6,613,068
Invitrogen Corp. *	107,360	4,058,208
Pharmaceutical Product Development, Inc.	141,400	5,846,890
Techne Corp.	44,600	3,216,552
Varian, Inc. *	35,000	1,501,500

		26,364,418

Machinery (5.3%)
AGCO Corp. *	108,900	4,640,229
Crane Co.	57,900	1,720,209
Donaldson Co., Inc.	93,400	3,914,394
Federal Signal Corp.	52,600	720,620
Flowserve Corp.	68,100	6,045,237
Graco, Inc.	71,550	2,547,895
Harsco Corp.	97,500	3,626,025
IDEX Corp.	98,230	3,047,095
Imation Corp.	35,700	806,463
Joy Global, Inc.	127,900	5,773,406
Kennametal, Inc.	88,200	2,391,984
Lincoln Electric Holdings, Inc.	49,400	3,176,914
Nordson Corp.	40,600	1,993,866
Oshkosh Corp.	89,000	1,171,240
Pentair, Inc.	117,500	4,061,975
SPX Corp.	64,410	4,959,570
Timken Co.	100,100	2,837,835
Trinity Industries, Inc. (a)	97,100	2,498,383
Wabtec Corp.	57,640	2,952,897

		58,886,237

Marine (0.2%)
Alexander & Baldwin, Inc.	49,300	2,170,679

Media (1.1%)
Belo Corp., Class A	100,280	597,669
DreamWorks Animation SKG, Inc., Class A *	95,700	3,009,765
Entercom Communications Corp., Class A	32,500	163,150
Harte-Hanks, Inc.	48,750	505,537
John Wiley & Sons, Inc., Class A	50,800	2,054,860
Lamar Advertising Co., Class A *(a)	90,200	2,786,278
Marvel Entertainment, Inc. *	58,400	1,993,776
Media General, Inc., Class A	26,800	333,124
Scholastic Corp.	31,800	816,624
Valassis Communications, Inc. *	54,800	474,568

		12,735,351

Metals & Mining (1.6%)
Carpenter Technology Corp.	52,980	1,358,937
Cleveland-Cliffs, Inc.	126,440	6,693,734
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Commercial Metals Co.	136,200	$2,300,418
Reliance Steel & Aluminum Co.	75,700	2,874,329
Steel Dynamics, Inc.	211,800	3,619,662
Worthington Industries, Inc.	72,500	1,083,150

		17,930,230

Multi-Utility (3.5%)
Alliant Energy Corp.	131,200	4,225,952
Black Hills Corp.	45,900	1,426,113
MDU Resources Group, Inc.	216,950	6,291,550
NSTAR	126,900	4,251,150
OGE Energy Corp.	109,800	3,390,624
PNM Resources, Inc.	103,350	1,058,304
Puget Energy, Inc.	150,400	4,015,680
SCANA Corp.	138,900	5,407,377
Vectren Corp.	92,800	2,584,480
Wisconsin Energy Corp.	138,800	6,232,120

		38,883,350

Multiline Retail (0.5%)
99 Cents Only Stores *	56,400	618,708
Dollar Tree, Inc. *	107,350	3,903,246
Saks, Inc. *(a)	169,000	1,563,250

		6,085,204

Natural Gas Utility (2.0%)
AGL Resources, Inc.	91,300	2,864,994
Energen Corp.	85,200	3,857,856
Equitable Resources, Inc.	155,400	5,701,626
National Fuel Gas Co.	96,800	4,083,024
Oneok, Inc.	124,120	4,269,728
WGL Holdings, Inc.	59,600	1,934,020

		22,711,248

Office Electronics (0.2%)
Zebra Technologies Corp., Class A *	74,700	2,080,395

Oil, Gas & Consumable Fuels (3.9%)
Arch Coal, Inc.	171,300	5,634,057
Bill Barrett Corp. *	44,130	1,417,014
Cimarex Energy Co.	98,690	4,826,928
Denbury Resources, Inc. *	293,000	5,578,720
Encore Acquisition Co. *	63,350	2,646,763
Forest Oil Corp. *	106,570	5,285,872
Frontier Oil Corp.	123,500	2,274,870
Newfield Exploration Co. *	157,000	5,022,430
Overseas Shipholding Group, Inc.	32,230	1,879,331
Patriot Coal Corp. *	75,400	2,190,370
Plains Exploration & Production Co. *	127,780	4,492,745
Quicksilver Resources, Inc. *	134,600	2,642,198

		43,891,298

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	109,110	1,014,723

Personal Products (0.4%)
Alberto-Culver Co.	100,770	2,744,975
NBTY, Inc. *	64,650	1,908,468

		4,653,443

Pharmaceuticals (1.1%)
Endo Pharmaceuticals Holdings, Inc. *	142,960	2,859,200
Medicis Pharmaceutical Corp., Class A	67,800	1,010,898
Perrigo Co.	92,200	3,546,012
Sepracor, Inc. *	128,600	2,354,666
Valeant Pharmaceuticals International *(a)	104,700	2,143,209

		11,913,985

Real Estate Investment Trusts (7.3%)
Alexandria Real Estate Equities, Inc.	38,150	4,291,875
AMB Property Corp.	116,370	5,271,561
BRE Properties, Inc.	60,700	2,974,300
Camden Property Trust	63,300	2,902,938
Cousins Properties, Inc.	48,530	1,225,868
Duke Realty Corp.	174,530	4,289,947
Equity One, Inc. (a)	39,840	816,322
Essex Property Trust, Inc.	30,400	3,597,232
Federal Realty Investment Trust	69,900	5,983,440
Health Care REIT, Inc.	121,000	6,440,830
Highwoods Properties, Inc.	75,200	2,674,112
Hospitality Properties Trust	110,240	2,262,125
Liberty Property Trust	110,900	4,175,385
Macerich Co. (The)	88,600	5,639,390
Mack-Cali Realty Corp.	78,310	2,652,360
Nationwide Health Properties, Inc.	115,020	4,138,419
Potlatch Corp.	47,098	2,184,876
Rayonier, Inc.	93,477	4,426,136
Realty Income Corp. (a)	120,600	3,087,360
Regency Centers Corp.	83,100	5,541,939
UDR, Inc.	152,200	3,980,030
Weingarten Realty Investors	88,900	3,171,063

		81,727,508

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	48,030	2,088,344

Road & Rail (1.2%)
Avis Budget Group, Inc. *	115,340	662,052
Con-way, Inc.	54,400	2,399,584
J.B. Hunt Transport Services, Inc.	97,100	3,240,227
Kansas City Southern *	107,900	4,786,444
Werner Enterprises, Inc.	50,950	1,106,124
YRC Worldwide, Inc. *(a)	68,500	819,260

		13,013,691

Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp. *	513,900	1,742,121
Cree, Inc. *(a)	104,700	2,385,066
Fairchild Semiconductor International, Inc. *	149,200	1,326,388
Integrated Device Technology, Inc. *	202,530	1,575,684
International Rectifier Corp. *	83,400	1,586,268
Intersil Corp., Class A	147,400	2,443,892
Lam Research Corp. *	148,880	4,688,231
RF Micro Devices, Inc. *	312,700	913,084
Semtech Corp. *	73,900	1,031,644
Silicon Laboratories, Inc. *	57,000	1,749,900

		19,442,278

Software (2.9%)
ACI Worldwide, Inc. *	40,700	713,064
Advent Software, Inc. *	20,600	725,738
ANSYS, Inc. *	105,600	3,999,072
Cadence Design Systems, Inc. *	309,700	2,093,572
FactSet Research Systems, Inc.	50,800	2,654,300
Fair Isaac Corp.	57,820	1,333,329
Jack Henry & Associates, Inc.	102,500	2,083,825
Macrovision Solutions Corp. *	99,300	1,527,234
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
McAfee, Inc. *	179,500	$6,095,820
Mentor Graphics Corp. *	110,200	1,250,770
Parametric Technology Corp. *	137,290	2,526,136
Sybase, Inc. *	95,736	2,931,437
Synopsys, Inc. *	171,200	3,415,440
Wind River Systems, Inc. *	77,300	773,000

		32,122,737

Specialty Retail (4.7%)
Advance Auto Parts, Inc.	113,550	4,503,393
Aeropostale, Inc. *	79,450	2,551,139
American Eagle Outfitters, Inc.	244,400	3,727,100
AnnTaylor Stores Corp. *	68,020	1,403,933
Barnes & Noble, Inc.	44,300	1,155,344
Borders Group, Inc. (a)	73,000	478,880
CarMax, Inc. *(a)	261,600	3,662,400
Charming Shoppes, Inc. *	136,200	666,018
Chico’s FAS, Inc. *	210,600	1,151,982
Coldwater Creek, Inc. *	61,900	358,401
Collective Brands, Inc. *	76,000	1,391,560
Dick’s Sporting Goods, Inc. *	100,940	1,976,405
Foot Locker, Inc.	184,200	2,976,672
Guess?, Inc.	71,600	2,490,964
J Crew Group, Inc. *	61,700	1,762,769
O’Reilly Automotive, Inc. *	159,100	4,259,107
Pacific Sunwear of California, Inc. *	79,100	532,343
PetSmart, Inc.	150,400	3,716,384
Rent-A-Center, Inc. *	79,400	1,769,032
Ross Stores, Inc.	156,100	5,746,041
Urban Outfitters, Inc. *	135,000	4,302,450
Williams-Sonoma, Inc.	103,100	1,668,158

		52,250,475

Textiles, Apparel & Luxury Goods (0.9%)
Hanesbrands, Inc. *	111,500	2,425,125
Phillips-Van Heusen Corp.	61,100	2,316,301
Timberland Co., Class A *	56,400	979,668
Under Armour, Inc., Class A *(a)	43,400	1,378,384
Warnaco Group, Inc. (The) *	54,720	2,478,269

		9,577,747

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	96,050	1,991,117
First Niagara Financial Group, Inc.	139,700	2,200,275
New York Community Bancorp, Inc.	407,928	6,849,111
PMI Group, Inc. (The)	92,600	273,170
Washington Federal, Inc.	104,689	1,931,512

		13,245,185

Tobacco (0.1%)
Universal Corp.	30,300	1,487,427

Trading Companies & Distributors (0.5%)
GATX Corp.	58,000	2,295,060
MSC Industrial Direct Co., Class A	52,100	2,400,247
United Rentals, Inc. *	70,781	1,078,702

		5,774,009

Water Utility (0.3%)(a)
Aqua America, Inc.	160,600	2,855,468

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	110,000	3,932,500

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc., Special Shares	14,200	$509,780

		4,442,280

Total Common Stocks		1,099,872,046

Repurchase Agreements (4.3%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $47,695,351, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $48,647,110	$47,693,245	47,693,245

Securities Purchased With Collateral For Securities On Loan (3.0%)
Repurchase Agreement (3.0%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $33,376,099, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $34,041,494	33,374,014	33,374,014

Total Securities Purchased With Collateral For Securities On Loan		33,374,014

Total Investments (Cost $1,317,620,238) (b) — 106.0%		1,180,939,305
Liabilities in excess of other assets — (6.0)%		(66,806,210)

NET ASSETS — 100.0%		$1,114,133,095

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
At September 30, 2008, the Fund’s open futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
252	S&P 400 Futures	12/19/08	$18,403,560	$(291,839)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

	Shares	Value
Common Stocks (92.6%)
Aerospace & Defense (2.6%)
Axsys Technologies, Inc. *	13,600	$801,584
Orbital Sciences Corp. *	13,800	330,786
Stanley, Inc. *	37,700	1,391,507

		2,523,877

Beverages (1.6%)
Central European Distribution Corp. *	33,500	1,521,235

Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc. *	11,400	448,020
BioMarin Pharmaceutical, Inc. *	17,300	458,277
Genomic Health, Inc. *	10,100	228,765
Martek Biosciences Corp. *	7,400	232,508
Omrix Biopharmaceuticals, Inc. *	18,100	324,714

		1,692,284

Capital Markets (0.9%)
Greenhill & Co., Inc.	1,500	110,625
Riskmetrics Group, Inc. *(a)	21,600	422,712
Waddell & Reed Financial, Inc., Class A	12,800	316,800

		850,137

Chemicals (0.4%)
Intrepid Potash, Inc. *	5,600	166,432
Rockwood Holdings, Inc. *	7,500	192,450

		358,882

Commercial Banks (0.2%)
Signature Bank *	6,700	233,696

Commercial Services & Supplies (4.3%)
American Ecology Corp.	10,600	293,302
Clean Harbors, Inc. *	6,600	445,830
Corrections Corp. of America *	12,900	320,565
CoStar Group, Inc. *(a)	12,300	558,297
FTI Consulting, Inc. *	5,800	418,992
Hill International, Inc. *	20,600	285,310
Innerworkings, Inc. *	16,600	184,094
Metalico, Inc. *	18,400	108,560
Stericycle, Inc. *	8,300	488,953
Team, Inc. *	27,800	1,004,136

		4,108,039

Communications Equipment (1.6%)
F5 Networks, Inc. *	12,600	294,588
Neutral Tandem, Inc. *	20,800	385,632
Riverbed Technology, Inc. *(a)	40,500	507,060
Starent Networks Corp. *	28,900	373,966

		1,561,246

Computers & Peripherals (1.0%)
Netezza Corp. *	15,500	164,455
Synaptics, Inc. *	24,800	749,456

		913,911

Construction & Engineering (1.2%)
Aecom Technology Corp. *	9,800	239,512
Chicago Bridge & Iron Co. NV	26,350	506,974
Quanta Services, Inc. *	14,200	383,542

		1,130,028

Distributors (1.2%)
LKQ Corp. *	67,388	1,143,574

Diversified Consumer Services (2.2%)
American Public Education, Inc. *	23,650	1,141,822
Capella Education Co. *(a)	7,450	319,307
New Oriental Education & Technology Group, Inc. ADR – CN*	3,800	244,112
Strayer Education, Inc.	1,800	360,468

		2,065,709

Diversified Financial Services (1.6%)
Financial Federal Corp.	29,725	681,297
Life Partners Holdings, Inc.	18,800	676,236
MSCI, Inc., Class A *	6,200	148,800

		1,506,333

Electronic Equipment & Instruments (2.5%)
DTS, Inc. *	26,600	740,278
FLIR Systems, Inc. *	12,400	476,408
IPG Photonics Corp. *	31,600	616,516
L-1 Identity Solutions, Inc. *	9,700	148,216
Mellanox Technologies Ltd. *	41,400	427,662

		2,409,080

Energy Equipment & Services (3.3%)
Atwood Oceanics, Inc. *	7,500	273,000
Core Laboratories NV *	3,600	364,752
Dawson Geophysical Co. *	6,100	284,809
Dril-Quip, Inc. *	4,600	199,594
IHS, Inc., Class A *	6,800	323,952
NATCO Group, Inc., Class A *	5,500	220,990
T-3 Energy Services, Inc. *	9,600	356,352
Tesco Corp. *	10,100	211,494
Willbros Group, Inc. *	35,300	935,450

		3,170,393

Food & Staples Retailing (0.4%)
Pantry, Inc. (The) *	8,000	169,520
Ruddick Corp.	6,000	194,700

		364,220

Food Products (0.8%)
Flowers Foods, Inc.	13,100	384,616
Green Mountain Coffee Roasters, Inc. *	5,500	216,370
TreeHouse Foods, Inc. *	5,300	157,410

		758,396

Health Care Equipment & Supplies (5.0%)
ABIOMED, Inc. *	37,400	663,850
Cynosure, Inc., Class A *	22,200	398,268
Haemonetics Corp. *	3,400	209,848
IDEXX Laboratories, Inc. *	7,700	421,960
Kensey Nash Corp. *	5,000	157,300
Natus Medical, Inc. *	48,000	1,087,680
NuVasive, Inc. *(a)	21,200	1,045,796
Somanetics Corp. *	11,500	251,505
Wright Medical Group, Inc. *	10,500	319,620
Zoll Medical Corp. *	5,700	186,504

		4,742,331

Health Care Providers & Services (7.4%)
Amedisys, Inc. *	6,000	292,020
athenahealth, Inc. *	48,700	1,620,249
CardioNet, Inc. *	37,600	938,496
Community Health Systems, Inc. *	9,300	272,583
Genoptix, Inc. *	52,900	1,728,243
HealthExtras, Inc. *	20,900	545,908
Healthways, Inc. *(a)	28,930	466,641
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
HMS Holdings Corp. *	15,600	$373,776
IPC The Hospitalist Co., Inc. *	30,200	776,140

		7,014,056

Health Care Technology (1.9%)
Allscripts Healthcare Solutions, Inc. (a)	49,850	620,134
Cerner Corp. *(a)	7,650	341,496
Omnicell, Inc. *	29,750	391,212
Phase Forward, Inc. *	20,850	435,974

		1,788,816

Hotels, Restaurants & Leisure (2.9%)
BJ’s Restaurants, Inc. *	20,200	241,188
Gaylord Entertainment Co. *(a)	35,350	1,038,229
Scientific Games Corp., Class A *(a)	39,350	905,837
Vail Resorts, Inc. *(a)	16,650	581,918

		2,767,172

Information Technology Services (2.0%)
CyberSource Corp. *	53,400	860,274
ExlService Holdings, Inc. *	21,800	191,404
Sapient Corp. *	81,700	607,031
Syntel, Inc.	9,300	227,850

		1,886,559

Insurance (0.2%)
eHealth, Inc. *	13,100	209,600

Internet Software & Services (9.2%)
Ariba, Inc. *	24,700	349,011
Bankrate, Inc. *(a)	18,400	715,944
comScore, Inc. *	36,600	645,258
Constant Contact, Inc. *(a)	45,250	772,417
DealerTrack Holdings, Inc. *	30,200	508,568
Equinix, Inc. *	7,200	500,112
Gmarket, Inc. ADR – KR*	31,400	729,736
LoopNet, Inc. *(a)	35,350	347,491
MercadoLibre, Inc. *	9,400	191,290
Omniture, Inc. *(a)	40,300	739,908
SINA Corp. *	12,600	443,520
Terremark Worldwide, Inc. *	22,300	153,201
VistaPrint Ltd. *(a)	29,200	958,928
Vocus, Inc. *	50,450	1,713,282

		8,768,666

Life Sciences Tools & Services (1.9%)
Covance, Inc. *	3,300	291,753
eResearchTechnology, Inc. *	57,300	682,443
ICON PLC ADR – IE*	12,100	462,825
Illumina, Inc. *	9,200	372,876

		1,809,897

Machinery (2.3%)
Bucyrus International, Inc.,	15,250	681,370
Chart Industries, Inc. *	8,200	234,192
RBC Bearings, Inc. *	8,000	269,520
Robbins & Myers, Inc.	7,200	222,696
Titan International, Inc.	9,600	204,672
Titan Machinery, Inc. *	11,200	233,072
Wabtec Corp.	7,050	361,172

		2,206,694

Media (1.8%)
Focus Media Holding Ltd. ADR – CN*	35,100	1,000,701
VisionChina Media, Inc. ADR – CN*	46,400	682,544

		1,683,245

Oil, Gas & Consumable Fuels (4.2%)
Arena Resources, Inc. *	29,600	1,149,960
Berry Petroleum Co., Class A	8,100	313,713
Bill Barrett Corp. *(a)	22,800	732,108
Carrizo Oil & Gas, Inc. *	31,600	1,146,132
Patriot Coal Corp. *	5,700	165,585
Rex Energy Corp. *	31,300	493,288

		4,000,786

Personal Products (1.2%)
Alberto-Culver Co.	32,700	890,748
Herbalife Ltd.	5,400	213,408

		1,104,156

Pharmaceuticals (0.4%)
Caraco Pharmaceutical Laboratories Ltd. *	18,700	233,937
XenoPort, Inc. *	2,600	126,074

		360,011

Real Estate Investment Trusts (0.4%)
Digital Realty Trust, Inc.	7,200	340,200

Road & Rail (3.0%)
J.B. Hunt Transport Services, Inc.	37,050	1,236,358
Kansas City Southern *	30,250	1,341,890
Knight Transportation, Inc.	16,550	280,854

		2,859,102

Semiconductors & Semiconductor Equipment (3.4%)
Atheros Communications, Inc. *	31,900	752,202
Cavium Networks, Inc. *	32,000	450,560
Microsemi Corp. *	14,900	379,652
Monolithic Power Systems, Inc. *	12,800	222,336
NetLogic Microsystems, Inc. *	32,500	982,800
Volterra Semiconductor Corp. *	38,000	483,740

		3,271,290

Software (13.2%)
Advent Software, Inc. *	6,400	225,472
ANSYS, Inc. *	6,100	231,007
ArcSight, Inc. *	50,600	386,078
Aspen Technology, Inc. *	17,900	227,330
Blackbaud, Inc.	45,950	847,777
Blackboard, Inc. *(a)	40,250	1,621,673
Commvault Systems, Inc. *(a)	43,500	524,175
Concur Technologies, Inc. *(a)	46,450	1,777,177
Double-Take Software, Inc. *	15,000	149,250
EPIQ Systems, Inc. *(a)	41,015	557,804
FactSet Research Systems, Inc. (a)	17,475	913,069
FalconStor Software, Inc. *	63,500	340,360
MICROS Systems, Inc. *(a)	36,050	961,093
NetScout Systems, Inc. *	44,200	470,288
Nuance Communications, Inc. *	23,300	284,027
Pegasystems, Inc.	40,300	520,273
Phoenix Technologies Ltd. *	52,700	421,073
PROS Holdings, Inc. *	25,200	236,628
Quality Systems, Inc.	14,000	591,640
Solera Holdings, Inc. *	14,300	410,696
Taleo Corp., Class A *	27,100	539,019
Ultimate Software Group, Inc. *	11,600	313,200

		12,549,109

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (1.1%)
Aeropostale, Inc. *	7,000	$224,770
O’Reilly Automotive, Inc. *	32,200	861,994

		1,086,764

Textiles, Apparel & Luxury Goods (2.7%)
Deckers Outdoor Corp. *	3,400	353,872
Iconix Brand Group, Inc. *	29,200	381,936
True Religion Apparel, Inc. *	51,600	1,333,860
Volcom, Inc. *	13,700	236,736
Warnaco Group, Inc. (The) *	5,900	267,211

		2,573,615

Thrifts & Mortgage Finance (0.2%)
Dime Community Bancshares	11,500	175,030

Transportation Infrastructure (0.2%)
Aegean Marine Petroleum Network, Inc.	8,900	198,915

Wireless Telecommunication Services (0.4%)
SBA Communications Corp., Class A *	16,600	429,442

Total Common Stocks		88,136,496

	Principal
	Amount	Value
Repurchase Agreements (6.5%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $6,146,656, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $6,269,313	$6,146,385	6,146,385

Securities Purchased With Collateral For Securities On Loan (7.1%)
Repurchase Agreement (7.1%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $6,757,713, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $6,892,437	6,757,291	6,757,291

Total Securities Purchased With Collateral For Securities On Loan		6,757,291

Total Investments (Cost $100,424,110) (b) — 106.2%		101,040,172
Liabilities in excess of other assets — (6.2)%		(5,893,666)

NET ASSETS — 100.0%		$95,146,506

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

IE	Ireland

KR	Korea
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (94.7%)
ARGENTINA (0.1%)
Internet Software & Services (0.1%)
MercadoLibre, Inc.*	27,228	$554,090

AUSTRALIA (0.9%)(a)
Capital Markets (0.0%)
Babcock & Brown Capital Ltd.*	101,236	206,014

Commercial Services & Supplies (0.1%)
Mineral Resources Ltd.	44,598	213,167

Construction & Engineering (0.2%)
Ausenco Ltd.	47,048	427,820
Monadelphous Group Ltd.	50,000	480,362

		908,182

Health Care Providers & Services (0.1%)
Healthscope Ltd.	166,070	620,014

Hotels, Restaurants & Leisure (0.2%)
Flight Centre Ltd.	50,802	784,406

Insurance (0.1%)
Tower Australia Group Ltd.	238,197	553,718

Internet & Catalog Retail (0.0%)
Wotif.com Holdings Ltd.	55,425	164,988

Metals & Mining (0.0%)
Mincor Resources NL	210,268	210,730

Multiline Retail (0.1%)
David Jones Ltd.	131,425	461,273

Oil, Gas & Consumable Fuels (0.0%)
Beach Petroleum Ltd.	200,000	144,594

Real Estate Investment Trusts (0.0%)
Tishman Speyer Office Fund	180,000	135,860

Real Estate Management & Development (0.0%)
Sunland Group Ltd.	68,601	133,891

Specialty Retail (0.1%)
JB Hi-Fi Ltd.	55,951	553,185

Trading Companies & Distributors (0.0%)
Emeco Holdings Ltd.	200,000	129,087

		5,219,109

AUSTRIA (0.1%)(a)
Energy Equipment & Services (0.1%)
Schoeller-Bleckmann Oilfield Equipment AG	7,466	453,133

BAHAMAS (0.0%)
Marine (0.0%)
Ultrapetrol Bahamas Ltd.*	15,080	118,378

BELGIUM (0.4%)(a)
Diversified Financial Services (0.1%)
GIMV NV	9,630	452,677

Food Products (0.0%)
SIPEF SA NV	300	120,470

Oil, Gas & Consumable Fuels (0.1%)
Euronav NV	24,464	676,319

Wireless Telecommunication Services (0.2%)
Mobistar SA	10,953	770,804

		2,020,270

BERMUDA (1.0%)
Household Durables (0.0%)
Helen of Troy Ltd.*	4,345	98,936

Insurance (0.6%)
Allied World Assurance Co. Holdings Ltd.	15,800	561,216
Aspen Insurance Holdings Ltd.	53,477	1,470,617
Assured Guaranty Ltd.	27,200	442,272
Platinum Underwriters Holdings Ltd.	14,387	510,451

		2,984,556

Internet Software & Services (0.4%)
VistaPrint Ltd.*	73,784	2,423,067

Oil, Gas & Consumable Fuels (0.0%)(a)
Frontline Ltd.	3,500	165,366

		5,671,925

BRAZIL (0.2%)
Household Durables (0.1%)
Gafisa SA ADR	42,487	1,091,916

Real Estate Management & Development (0.1%)
Brascan Residential Properties SA	139,273	322,120

		1,414,036

BRITISH VIRGIN ISLANDS (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
FGX International Holdings Ltd.*	1,232	13,638

CANADA (0.8%)
Commercial Services & Supplies (0.1%)
Ritchie Bros Auctioneers, Inc.	23,400	546,624

Electronic Equipment & Instruments (0.2%)
Celestica, Inc.*	135,622	873,406
GSI Group, Inc.*	42,751	150,911

		1,024,317

Energy Equipment & Services (0.1%)
Tesco Corp.*	26,900	563,286

Information Technology Services (0.0%)
CGI Group, Inc., Class A ADR*	4,767	42,140

Internet Software & Services (0.0%)
Open Text Corp.*	7,212	249,391

Oil, Gas & Consumable Fuels (0.1%)
Petrobank Energy & Resources Ltd.*	18,500	701,409

Software (0.1%)
Corel Corp.*	37,670	320,195

Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc.*	53,854	1,240,258

		4,687,620

CAYMAN ISLANDS (0.2%)
Insurance (0.2%)
Greenlight Capital Re Ltd., Class A*	44,877	1,031,722

CHINA (1.1%)
Automobiles (0.0%)(a)
Dongfeng Motor Corp.	268,000	98,637
Great Wall Motor Co. Ltd.	240,000	101,244

		199,881

Electrical Equipment (0.1%)(a)
Harbin Power Equipment Co. Ltd., Class H	522,000	373,953

Food Products (0.1%)(a)
China Fishery Group Ltd.	350,000	250,327

Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. ADR	35,352	1,364,941

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
CHINA (continued)
Internet Software & Services (0.3%)
SINA Corp.*	49,446	$1,740,499

Machinery (0.0%)(a)
Yangzijiang Shipbuilding Holdings Ltd.	400,000	141,091

Software (0.1%)
Longtop Financial Technologies Ltd. ADR*	47,007	662,329

Textiles, Apparel & Luxury Goods (0.1%)(a)
Weiqiao Textile Co.	883,500	433,462

Transportation Infrastructure (0.1%)(a)
Sichuan Expressway Co. Ltd.	1,136,000	246,084
Zhejiang Expressway Co. Ltd., Class H	832,000	493,945

		740,029

		5,906,512

DENMARK (0.2%)(a)
Chemicals (0.1%)
Auriga Industries AS, Class B	12,734	324,155

Commercial Banks (0.0%)
Amagerbanken AS	5,834	94,626

Food Products (0.1%)
East Asiatic Co. Ltd. AS	9,573	402,320

Marine (0.0%)
D/S Norden AS	3,425	164,941

Real Estate Management & Development (0.0%)
TK Development*	13,711	74,282

		1,060,324

FINLAND (0.0%)(a)
Software (0.0%)
Tekla Oyj	15,400	133,543

FRANCE (0.6%)(a)
Agriculture (0.0%)
Internationale de Plantations d’Heveas SA	1,610	93,468

Electrical Equipment (0.1%)
Nexans SA	8,692	773,126

Hotels, Restaurants & Leisure (0.0%)
Pierre & Vacances	2,413	163,099

Industrial Conglomerate (0.0%)
Wendel	2,000	159,495

Information Technology Services (0.0%)
Sopra Group SA	3,023	181,136

Natural Gas Utility (0.1%)
Rubis	7,000	496,114

Oil, Gas & Consumable Fuels (0.1%)
Esso S.A.F	1,100	159,739
Etablissements Maurel et Prom	10,000	159,773

		319,512

Professional Services (0.0%)
Teleperformance	6,000	167,337

Software (0.2%)
UBISOFT Entertainment*	13,179	916,670

Trading Companies & Distributors (0.1%)
IMS International Metal Service	18,856	327,668

		3,597,625

GERMANY (0.9%)(a)
Aerospace & Defense (0.1%)
MTU Aero Engines Holding AG	22,761	623,966

Biotechnology (0.1%)
Biotest AG	13,003	778,536

Distributors (0.1%)
Medion AG	24,000	273,379

Information Technology Services (0.1%)
Bechtle AG	23,820	501,359

Machinery (0.3%)
Demag Cranes AG	17,441	694,224
Draegerwerk AG	4,992	270,172
Duerr AG	3,411	93,891
Gesco AG	2,500	148,237
Gildemeister AG	32,594	557,350

		1,763,874

Metals & Mining (0.2%)
Norddeutsche Affinerie AG	23,777	1,015,246

Trading Companies & Distributors (0.0%)
Phoenix Solar AG	1,706	104,311

		5,060,671

GREECE (0.5%)
Hotels, Restaurants & Leisure (0.1%)(a)
Intralot SA-Integrated Lottery Systems & Services	39,162	334,462

Marine (0.4%)
Omega Navigation Enterprises, Inc., Class A	119,180	1,556,491
Paragon Shipping, Inc., Class A	60,150	512,478
Safe Bulkers, Inc.	31,810	346,729

		2,415,698

		2,750,160

HONG KONG (0.5%)
Communications Equipment (0.1%)(a)
VTech Holdings Ltd.	187,000	1,093,769

Distributors (0.1%)(a)
Integrated Distribution Services Group Ltd.	206,900	281,460

Diversified Financial Services (0.1%)(a)
First Pacific Co.	720,000	380,963

Hotels, Restaurants & Leisure (0.1%)
Mandarin Oriental International Ltd.	270,042	418,542

Marine (0.1%)(a)
Chu Kong Shipping Development	1,414,000	159,821
Jinhui Shipping & Transportation Ltd.	78,073	298,039
Orient Overseas International Ltd.	19,500	49,955

		507,815

Pharmaceuticals (0.0%)(a)
China Pharmaceutical Group Ltd.	450,000	146,865

Real Estate Investment Trusts (0.0%)(a)
GZI Real Estate Investment Trust	427,000	136,778

Water Utility (0.0%)(a)
Guangdong Investment Ltd.	480,000	113,362

		3,079,554

INDIA (0.0%)
Internet Software & Services (0.0%)
Rediff.Com India Ltd. ADR*	34,751	142,479

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
IRELAND (0.4%)
Food & Staples Retailing (0.0%)(a)
Fyffes PLC	329,772	$148,540

Hotels, Restaurants & Leisure (0.1%)(a)
Paddy Power PLC	29,977	521,470

Life Sciences Tools & Services (0.2%)
ICON PLC ADR*	29,500	1,128,375

Oil, Gas & Consumable Fuels (0.1%)(a)
Dragon Oil PLC*	80,000	252,924

		2,051,309

ISRAEL (0.3%)
Electronic Equipment & Instruments (0.1%)
Mellanox Technologies Ltd.*	47,000	485,510

Information Technology Services (0.2%)
Ness Technologies, Inc.*	96,450	1,106,282

		1,591,792

ITALY (0.7%)(a)
Commercial Banks (0.0%)
Banca Popolare di Milano Scarl	6,136	52,141

Construction Materials (0.1%)
Buzzi Unicem SpA	6,094	93,625
Buzzi Unicem SpA — RNC	39,236	390,970

		484,595

Household Durables (0.1%)
Indesit Co. SpA	59,780	635,082

Multi-Utility (0.1%)
ACEA SpA	35,000	501,196

Oil, Gas & Consumable Fuels (0.3%)
ERG SpA	46,089	764,634
Saras SpA	175,305	731,516

		1,496,150

Pharmaceuticals (0.1%)
Recordati SpA	90,753	560,273

		3,729,437

JAPAN (4.6%)(a)
Air Freight & Logistics (0.2%)
Kintetsu World Express, Inc.	37,600	632,605
Yusen Air & Sea Service Co. Ltd.	14,000	180,865

		813,470

Auto Components (0.0%)
Teikoku Piston Ring Co. Ltd.	28,000	145,013

Chemicals (0.2%)
Kanto Denka Kogyo Co. Ltd.	60,000	221,845
Nippon Soda Co. Ltd.	52,000	209,396
Nippon Synthetic Chemical Industry Co. Ltd. (The)	118,000	374,449

		805,690

Communications Equipment (0.1%)
Mitsui Knowledge Industry Co. Ltd.	2,000	395,283

Construction & Engineering (0.3%)
NEC Networks & System Integration Corp.	64,700	825,363
Toyo Engineering Corp.	169,000	718,888

		1,544,251

Consumer Finance (0.1%)
Hitachi Capital Corp.	30,000	365,347

Consumer Goods (0.0%)
Sanei International Co. Ltd.	14,100	155,236

Distributors (0.1%)
Canon Marketing Japan, Inc.	48,000	735,346

Diversified Financial Services (0.0%)
Ricoh Leasing	10,000	173,883

Electrical Equipment (0.1%)
Daiken Corp.	60,000	214,531
Furukawa Electric Co. Ltd.	53,000	234,075
Shinko Electric Co. Ltd.	63,000	195,650

		644,256

Electronic Equipment & Instruments (0.0%)
Siix Corp.	35,200	133,908

Food & Staples Retailing (0.3%)
Arcs Co. Ltd.	21,100	261,400
COSMOS Pharmaceutical Corp.	16,000	164,676
Lawson, Inc.	4,200	193,711
Maruetsu, Inc. (The)*	39,000	257,439
Ministop Co. Ltd.	18,000	326,625
Okuwa Co. Ltd.	47,000	702,463

		1,906,314

Food Products (0.1%)
Yonekyu Corp.	48,000	483,064

Health Care Equipment & Supplies (0.4%)
Aloka Co. Ltd.	46,100	459,979
Eiken Chemical Co. Ltd.	51,600	367,416
Hogy Medical Co. Ltd.	14,900	683,360
Miraca Holdings, Inc.	21,700	419,821
Nihon Kohden Corp.	19,000	355,861

		2,286,437

Health Care Providers & Services (0.1%)
BML, Inc.	26,300	452,891

Hotels, Restaurants & Leisure (0.2%)
Fields Corp.	562	1,053,727
SAIZERIYA Co. Ltd.	23,000	251,264

		1,304,991

Information Technology Services (0.0%)
Hitachi Systems & Services Ltd.	13,000	173,673

Internet & Catalog Retail (0.1%)
Dena Co. Ltd.	121	487,590

Internet Software & Services (0.1%)
Zappallas, Inc.	146	415,849

Leisure Equipment & Products (0.3%)
Aruze Corp.	38,000	835,827
Mars Engineering Corp.	40,000	867,027

		1,702,854

Machinery (0.2%)
Hosokawa Micron Corp.	56,000	216,491
Nitta Corp.	13,000	163,731
Tsugami Corp.	264,000	664,367

		1,044,589

Media (0.2%)
Daiichikosho Co. Ltd.	12,800	131,844
SKY Perfect JSAT Holdings, Inc.	2,174	833,608
Wowow, Inc.	250	318,032

		1,283,484

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Metals & Mining (0.5%)
Kyoei Steel Ltd.	31,900	$614,413
MITSUI MINING Co. Ltd.	66,000	149,677
Osaka Steel Co. Ltd.	21,500	279,463
Pacific Metals & Mining Co. Ltd.	114,000	826,672
Yamato Kogyo Co. Ltd.	18,100	632,537

		2,502,762

Office Electronics (0.1%)
Toshiba TEC Corp.	60,000	236,377

Oil, Gas & Consumable Fuels (0.0%)
Nippon Mining Holdings, Inc.	40,000	161,144

Personal Products (0.0%)
Mandom Corp.	5,700	151,124

Pharmaceuticals (0.1%)
Kaken Pharmaceutical Co. Ltd.	44,000	348,397

Real Estate Management & Development (0.1%)
Raysum Co. Ltd.	615	290,409
Sun Frontier Fudousan Co. Ltd.	213	90,242

		380,651

Semiconductors & Semiconductor Equipment (0.1%)
Ferrotec Corp.	36,900	609,703
Ishii Hyoki Co. Ltd.	7,200	155,019

		764,722

Software (0.4%)
Aplix Corp.*	200	146,631
Capcom Co. Ltd.	31,800	911,072
DTS Corp.	45,600	475,882
Hitachi Software Engineering Co. Ltd.	40,300	713,112
Sumisho Computer Systems Corp.	12,000	184,603

		2,431,300

Textiles, Apparel & Luxury Goods (0.1%)
Fujibo Holdings, Inc.	232,000	316,681

Trading Companies & Distributors (0.1%)
HANWA Co. Ltd.	45,000	156,726
Kuroda Electric Co. Ltd.	61,200	575,246

		731,972

		25,478,549

MEXICO (0.2%)
Transportation Infrastructure (0.2%)
Grupo Aeroportuario del Pacifico SA de CV ADR	39,671	1,013,991

NETHERLANDS (0.5%)
Capital Markets (0.0%)(a)
Van der Moolen Holding NV*	50,000	231,340

Commercial Services & Supplies (0.0%)(a)
USG People NV	6,306	86,902

Construction & Engineering (0.3%)
Chicago Bridge & Iron Co. NV	71,700	1,379,508

Energy Equipment & Services (0.0%)
Core Laboratories NV*	570	57,752

Office Electronics (0.1%)(a)
OCE NV	64,095	457,663

Semiconductors & Semiconductor Equipment (0.1%)
ASM International NV*	13,173	246,335

Software (0.0%)(a)
Unit 4 Agresso NV	9,005	161,329

		2,620,829

NORWAY (0.3%)(a)
Capital Markets (0.1%)
ABG Sundal Collier Holding ASA	318,431	285,892
Acta Holding ASA	297,683	156,418

		442,310

Commercial Banks (0.1%)
SpareBank 1 Nord-Norge	10,340	109,643
Sparebanken Rogaland	40,912	270,520

		380,163

Construction & Engineering (0.1%)
Veidekke ASA	66,900	358,939

Energy Equipment & Services (0.0%)
Petroleum Geo-Services ASA*	25,000	330,507

Food Products (0.0%)
Cermaq ASA	4,700	30,577

		1,542,496

PANAMA (0.1%)
Airline (0.1%)
Copa Holdings SA Class A	18,500	601,250

PORTUGAL (0.4%)(a)
Commercial Banks (0.1%)
Banco BPI SA	220,434	685,480

Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	72,390	617,288

Paper & Forest Products (0.2%)
Semapa-Sociedade de Investimento e Gestao	79,105	781,802

		2,084,570

PUERTO RICO (0.1%)
Commercial Banks (0.1%)
Oriental Financial Group	43,988	785,626

REPUBLIC OF KOREA (0.1%)
Internet Software & Services (0.1%)
Gmarket, Inc. ADR*	30,042	698,176

SINGAPORE (0.4%)(a) Computers & Peripherals (0.0%)
Creative Technology Ltd.	34,300	121,709

Construction & Engineering (0.0%)
Rotary Engineering Ltd.	554,000	171,759

Distributors (0.2%)
Jardine Cycle & Carriage Ltd.	77,000	847,200

Diversified Financial Services (0.0%)
Macquarie International Infrastructure Fund Ltd.	493,000	154,420

Machinery (0.0%)
Jaya Holdings Ltd.	200,000	144,362

Oil, Gas & Consumable Fuels (0.1%)
Singapore Petroleum Co. Ltd.	46,000	149,518
Straits Asia Resources Ltd.	247,000	259,647

		409,165

Real Estate Management & Development (0.1%)
Wing Tai Holdings Ltd.	330,000	219,538

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
SINGAPORE(a) (continued)
Telecommunications (0.0%)
MobileOne Ltd.	100,000	$128,324

		2,196,477

SPAIN (0.5%)(a)
Biotechnology (0.2%)
Grifols SA	35,931	917,955

Diversified Financial Services (0.1%)
Corp Financiera Alba	16,358	674,854

Machinery (0.1%)
Duro Felguera SA	56,577	389,200

Metals & Mining (0.1%)
Tubos Reunidos SA	175,870	658,462

		2,640,471

SWEDEN (0.5%)(a)
Commercial Services & Supplies (0.0%)
AF AB	8,600	191,901

Construction & Engineering (0.2%)
NCC AB	54,095	536,099
Peab AB	77,837	414,211

		950,310

Household Durables (0.1%)
JM AB	35,800	292,712

Metals & Mining (0.1%)
Boliden AB	84,235	354,371

Real Estate Management & Development (0.1%)
Kungsleden AB	116,184	747,481

Specialty Retail (0.0%)
KappAhl Holding AB*	27,700	145,654

Trading Companies & Distributors (0.0%)
BE Group AB	20,000	112,867

		2,795,296

SWITZERLAND (0.4%)(a)
Biotechnology (0.2%)
Actelion Ltd.*	17,357	894,619

Electronic Equipment & Instruments (0.0%)
Inficon Holding AG	1,587	175,817

Insurance (0.1%)
Helvetia Holding AG	1,891	474,162

Machinery (0.1%)
Bobst Group AG	3,180	163,735
Kardex AG*	2,541	113,410

		277,145

Pharmaceuticals (0.0%)
Acino Holding AG	1,241	239,573

		2,061,316

TAIWAN (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Silicon Motion Technology Corp. ADR*	6,107	28,581

UNITED KINGDOM (3.0%)
Air Freight & Logistics (0.0%)(a)
Wincanton PLC	39,122	131,262

Biotechnology (0.0%)(a)
Genus PLC	11,423	153,617

Capital Markets (0.3%)(a)
Close Brothers Group PLC	92,707	934,768
Tullett Prebon PLC	125,637	618,519

		1,553,287

Commercial Services & Supplies (0.4%)(a)
Babcock International Group	46,932	421,672
De La Rue PLC	61,380	996,506
ITE Group PLC	142,139	308,216
RPS Group PLC	122,711	538,338

		2,264,732

Construction & Engineering (0.1%)(a)
Keller Group PLC	24,145	288,671

Diversified Consumer Services (0.0%)(a)
BPP Holdings PLC	21,835	177,121

Diversified Financial Services (0.2%)(a)
Climate Exchange PLC*	9,239	170,373
IG Group Holdings PLC	121,752	691,901

		862,274

Diversified Telecommunication Services (0.0%)(a)
COLT Telecom Group SA*	128,000	231,457

Electronic Equipment & Instruments (0.0%)(a)
Renishaw PLC	15,440	208,092

Energy Equipment & Services (0.2%)(a)
Petrofac Ltd.	104,397	1,090,680

Food Products (0.2%)(a)
Dairy Crest Group PLC	129,743	931,193

Health Care Equipment & Supplies (0.0%)(a)
SSL International PLC	17,353	139,897

Hotels, Restaurants & Leisure (0.1%)(a)
888 Holdings PLC	135,525	304,825
Domino’s Pizza UK & IRL PLC	90,000	318,324
Sportingbet PLC*	204,648	103,048

		726,197

Independent Power Producers & Energy Traders (0.2%)(a)
Drax Group PLC	94,790	1,276,117

Industrial Conglomerate (0.1%)(a)
Tomkins PLC	196,020	547,225

Insurance (0.4%)(a)
Beazley Group PLC	376,135	802,337
Brit Insurance Holdings PLC	206,368	674,685
Chaucer Holdings PLC	627,823	623,869

		2,100,891

Internet & Catalog Retail (0.2%)(a)
Home Retail Group PLC	221,444	933,090

Media (0.1%)(a)
St. Ives PLC	183,675	320,785
Yell Group PLC	170,000	235,211

		555,996

Multiline Retail (0.0%)(a)
Debenhams PLC	115,006	101,288

Oil, Gas & Consumable Fuels (0.3%)
Hunting PLC(a)	73,091	804,167
Infinity Bio-Energy Ltd.*	94,500	184,275
Venture Production PLC(a)	40,000	438,122

		1,426,564

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Road & Rail (0.0%)(a)
Go-Ahead Group PLC (The)	6,300	$187,181

Software (0.1%)(a)
Aveva Group PLC	12,000	247,397

Specialty Retail (0.1%)(a)
Game Group PLC	105,000	386,530
HMV Group PLC	125,000	286,203

		672,733

Thrifts & Mortgage Finance (0.0%)(a)
Paragon Group of Cos PLC	95,854	112,955

		16,919,917

UNITED STATES (74.7%)
Aerospace & Defense (1.0%)
AAR Corp.*	109,635	1,818,845
Argon ST, Inc.*	10,900	256,041
Curtiss-Wright Corp.	5,400	245,430
Ducommun, Inc.*	17,241	411,715
Esterline Technologies Corp.*	18,277	723,586
Innovative Solutions & Support, Inc.	72,271	394,600
Moog, Inc., Class A*	16,080	689,510
Teledyne Technologies, Inc.*	22,405	1,280,670

		5,820,397

Air Freight & Logistics (0.2%)
Forward Air Corp.	11,400	310,422
HUB Group, Inc., Class A*	24,436	920,016
Pacer International, Inc.	3,692	60,807

		1,291,245

Airlines (0.4%)
Republic Airways Holdings, Inc.*	9,054	92,260
SkyWest, Inc.	61,774	987,148
US Airways Group, Inc.*	151,190	911,676

		1,991,084

Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	110,200	590,672
ArvinMeritor, Inc.	60,505	788,985
ATC Technology Corp.*	1,944	46,151
Autoliv, Inc.	943	31,826
Drew Industries, Inc.*	23,300	398,663
Gentex Corp.	11,526	164,822
Hawk Corp., Class A*	7,680	154,598
Lear Corp.*	37,790	396,795
Snap-on, Inc.	10,100	531,866
Stoneridge, Inc.*	8,875	99,844
TRW Automotive Holdings Corp.*	22,494	357,879

		3,562,101

Automobiles (0.1%)
Thor Industries, Inc.	19,130	474,807

Beverages (0.0%)
Boston Beer Co., Inc., Class A*	4,900	232,701

Biotechnology (0.5%)
Alkermes, Inc.*	1,187	15,787
Alnylam Pharmaceuticals, Inc.*	38,910	1,126,445
Cepheid, Inc.*	27,206	376,259
Cubist Pharmaceuticals, Inc.*	11,235	249,754
Enzon Pharmaceuticals, Inc.*	4,280	31,586
Martek Biosciences Corp.*	19,629	616,743
OSI Pharmaceuticals, Inc.*	2,313	114,008
Pacific Biosciences of California*	51,877	363,139
Repligen Corp.*	7,018	33,055

		2,926,776

Building Products (0.4%)
Gibraltar Industries, Inc.	18,778	351,336
Lennox International, Inc.	3,810	126,759
NCI Building Systems, Inc.*	3,567	113,252
Quanex Building Products Corp.	26,300	400,812
Simpson Manufacturing Co., Inc.	28,900	782,901
Universal Forest Products, Inc.	20,339	710,035

		2,485,095

Capital Markets (2.3%)
Calamos Asset Management, Inc., Class A	25,194	451,476
Evercore Partners, Inc., Class A	2,592	46,604
FCStone Group, Inc.*	34,181	614,916
GFI Group, Inc.	70,520	332,149
Greenhill & Co., Inc.	35,130	2,590,838
Hercules Technology Growth Capital, Inc.	73,965	717,461
Knight Capital Group, Inc., Class A*	5,051	75,058
MCG Capital Corp.	80,600	211,172
optionsXpress Holdings, Inc.	1,997	38,782
Raymond James Financial, Inc.	28,300	933,334
Riskmetrics Group, Inc.*	148,265	2,901,546
Sanders Morris Harris Group, Inc.	81,475	704,759
SWS Group, Inc.	48,900	985,824
TradeStation Group, Inc.*	164,944	1,542,226
Waddell & Reed Financial, Inc., Class A	33,320	824,670

		12,970,815

Chemicals (1.0%)
Airgas, Inc.	15,700	779,505
CF Industries Holdings, Inc.	1,640	149,994
Flotek Industries, Inc.*	11,100	122,100
Innophos Holdings, Inc.	1,880	45,834
Koppers Holdings, Inc.	7,665	286,748
Landec Corp.*	31,600	258,804
Olin Corp.	33,000	640,200
Omnova Solutions, Inc.*	144,900	288,351
Penford Corp.	95,950	1,697,356
Quaker Chemical Corp.	563	16,023
RPM International, Inc.	35,700	690,438
Scotts Miracle-Gro Co. (The), Class A	623	14,728
Spartech Corp.	46,600	461,340

		5,451,421

Commercial Banks (4.8%)
Bancfirst Corp.	3,448	166,642
BancorpSouth, Inc.	15,800	444,454
Bank of Hawaii Corp.	15,384	822,275
BOK Financial Corp.	21,135	1,023,145
Cardinal Financial Corp.	4,599	37,160
Cascade Bancorp	18,937	168,350
Center Financial Corp.	3,517	44,912
City Holding Co.	28,608	1,208,688
Colonial BancGroup, Inc. (The)	101,500	797,790
Columbia Banking System, Inc.	41,448	734,873
Commerce Bancshares, Inc.	4,964	230,330
Community Bank System, Inc.	5,098	128,215
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Commercial Banks (continued)
CVB Financial Corp.	38,430	$534,177
East West Bancorp, Inc.	33,800	463,060
Financial Institutions, Inc.	3,500	70,035
First Busey Corp.	20,268	371,512
First Citizens BancShares, Inc.	4,017	719,043
First State Bancorp	1,520	8,117
FirstMerit Corp.	23,964	503,244
Fulton Financial Corp.	91,500	998,265
Glacier Bancorp, Inc.	25,100	621,727
Great Southern Bancorp, Inc.	46,885	597,784
Hancock Holding Co.	5,935	302,685
Hanmi Financial Corp.	72,700	367,135
Lakeland Bancorp, Inc.	11,298	132,074
MB Financial, Inc.	22,811	754,360
National Penn Bancshares, Inc.	50,018	730,263
NBT Bancorp, Inc.	26,059	779,685
Old National Bancorp	44,314	887,166
Old Second Bancorp, Inc.	1,016	18,816
PacWest Bancorp	11,500	328,785
Prosperity Bancshares, Inc.	6,452	219,303
Provident Bankshares Corp.	70,600	685,526
Renasant Corp.	41,046	891,109
Republic Bancorp, Inc., Class A	609	18,465
S&T Bancorp, Inc.	13,228	487,187
Sierra Bancorp	4,060	84,692
Simmons First National Corp., Class A	1,883	67,035
Southside Bancshares, Inc.	12,893	324,904
Sterling Bancshares, Inc.	129,483	1,353,097
Sterling Financial Corp.	19,800	287,100
Susquehanna Bancshares, Inc.	20,400	398,208
SVB Financial Group*	14,019	811,980
Trustmark Corp.	22,915	475,257
UMB Financial Corp.	5,988	314,490
Union Bankshares Corp.	22,522	540,528
Valley National Bancorp	25,866	542,151
Washington Trust Bancorp, Inc.	24,275	645,715
Webster Financial Corp.	50,100	1,265,025
Westamerica Bancorp	15,700	903,221
Whitney Holding Corp.	8,205	198,971
Wilmington Trust Corp.	37,006	1,066,883

		26,575,614

Commercial Services & Supplies (2.7%)
Administaff, Inc.	16,000	435,520
Advisory Board Co. (The)*	48,247	1,455,130
American Reprographics Co.*	4,787	82,576
Bowne & Co., Inc.	5,326	61,515
Cenveo, Inc.*	5,154	39,634
Comfort Systems U.S.A., Inc.	5,672	75,778
COMSYS IT Partners, Inc.*	16,249	157,940
Corporate Executive Board Co. (The)	18,128	566,500
CoStar Group, Inc.*	74,488	3,381,010
Deluxe Corp.	43,000	618,770
EnergySolutions, Inc.	29,438	294,380
Ennis, Inc.	49,100	759,086
Exponent, Inc.*	25,900	857,031
Healthcare Services Group	17,400	318,246
IKON Office Solutions, Inc.	1,353	23,015
Interface, Inc., Class A	51,900	590,103
Kimball International, Inc., Class B	21,900	236,520
Knoll, Inc.	103,336	1,562,440
Layne Christensen Co.*	9,500	336,585
North American Galvanizing & Coating, Inc.*	2,168	11,057
On Assignment, Inc.*	5,807	45,759
PRG-Schultz International, Inc.*	5,243	46,977
Rollins, Inc.	28,650	543,777
Standard Parking Corp.*	1,198	26,620
SYKES Enterprises, Inc.*	20,230	444,251
United Stationers, Inc.*	10,500	502,215
Volt Information Sciences, Inc.*	63,460	569,871
Watson Wyatt Worldwide, Inc., Class A	20,965	1,042,589

		15,084,895

Communications Equipment (1.4%)
ADC Telecommunications, Inc.*	73,100	617,695
Arris Group, Inc.*	96,868	748,790
Cogo Group, Inc.*	6,245	32,911
Comtech Telecommunications Corp.*	1,008	49,634
Emulex Corp.*	59,345	633,211
Harmonic, Inc.*	5,038	42,571
InterDigital, Inc.*	9,280	223,184
Ixia*	30,700	226,259
Netgear, Inc.*	46,300	694,500
Oplink Communications, Inc.*	68,900	831,623
Plantronics, Inc.	1,414	31,843
Powerwave Technologies, Inc.*	427,800	1,694,088
Riverbed Technology, Inc.*	114,000	1,427,280
Sycamore Networks, Inc.*	160,300	517,769
Tekelec*	15,353	214,789

		7,986,147

Computers & Peripherals (0.4%)
BancTec, Inc.*	108,400	384,820
Lexmark International, Inc., Class A*	19,068	621,045
Novatel Wireless, Inc.*	89,400	541,764
QLogic Corp.*	34,747	533,714
Super Micro Computer, Inc.*	275	2,477
Western Digital Corp.*	14,981	319,395

		2,403,215

Construction & Engineering (0.3%)
EMCOR Group, Inc.*	41,220	1,084,910
Michael Baker Corp.*	13,883	483,128
Perini Corp.*	1,506	38,840
Sterling Construction Co., Inc.*	8,968	145,282

		1,752,160

Construction Materials (0.5%)
Eagle Materials, Inc.	58,881	1,317,168
Texas Industries, Inc.	31,909	1,303,802

		2,620,970

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	9,735	29,108
Advanta Corp., Class B	87,700	721,771
Cash America International, Inc.	25,877	932,607
Dollar Financial Corp.*	4,623	71,148
World Acceptance Corp.*	2,860	102,960

		1,857,594

Containers & Packaging (1.0%)
AptarGroup, Inc.	39,000	1,525,290
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.*	3,549	$78,823
Greif, Inc., Class A	14,800	971,176
Myers Industries, Inc.	45,100	568,711
Rock-Tenn Co., Class A	52,454	2,097,111
Silgan Holdings, Inc.	8,049	411,224

		5,652,335

Distributors (0.5%)
LKQ Corp.*	154,749	2,626,090

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	54,205	2,617,017
Capella Education Co.*	20,200	865,772
Matthews International Corp., Class A	16,500	837,210
Strayer Education, Inc.	16,764	3,357,159
thinkorswim Group, Inc.*	862	7,180

		7,684,338

Diversified Financial Services (0.7%)
Financial Federal Corp.	94,150	2,157,918
Interactive Brokers Group, Inc., Class A*	79,908	1,771,560
Pico Holdings, Inc.*	1,800	64,638

		3,994,116

Diversified Telecommunication Services (0.3%)
CenturyTel, Inc.	22,377	820,117
Cogent Communications Group, Inc.*	85,369	659,049
NTELOS Holdings Corp.	80	2,151

		1,481,317

Electric Utilities (1.0%)
Allete, Inc.	9,900	440,550
Brookfield Infrastructure Partners Limited Partnership	107,225	1,686,649
Central Vermont Public Service Corp.	4,106	96,245
El Paso Electric Co.*	14,420	302,820
Maine & Maritimes Corp.*	580	19,111
UIL Holdings Corp.	18,300	628,239
UniSource Energy Corp.	25,900	756,021
Westar Energy, Inc.	74,000	1,704,960

		5,634,595

Electrical Equipment (0.9%)
A.O. Smith Corp.	3,427	134,304
Acuity Brands, Inc.	6,724	280,794
Belden, Inc.	27,265	866,755
Brady Corp., Class A	26,233	925,500
EnerSys*	26,200	516,402
General Cable Corp.*	14,200	505,946
GrafTech International Ltd.*	25,941	391,969
Hubbell, Inc., Class B	2,980	104,449
Regal-Beloit Corp.	15,623	664,290
Woodward Governor Co.	10,823	381,727

		4,772,136

Electronic Equipment & Instruments (1.8%)
Anixter International, Inc.*	3,900	232,089
Avnet, Inc.*	24,400	600,972
Benchmark Electronics, Inc.*	43,000	605,440
Brightpoint, Inc.*	78,654	566,309
Cognex Corp.	7,262	146,402
Coherent, Inc.*	468	16,637
Dolby Laboratories, Inc., Class A*	6,921	243,550
DTS, Inc.*	43,550	1,211,997
Insight Enterprises, Inc.*	15,381	206,259
Itron, Inc.*	504	44,619
Jabil Circuit, Inc.	20,342	194,063
Methode Electronics, Inc.	35,754	319,641
Mettler-Toledo International, Inc.*	11,610	1,137,780
Multi-Fineline Electronix, Inc.*	5,160	76,316
Park Electrochemical Corp.	27,100	656,904
PC Mall, Inc.*	9,448	64,530
RadiSys Corp.*	1,502	12,917
Rofin-Sinar Technologies, Inc.*	20,800	636,688
Smart Modular Technologies, Inc.*	171,120	513,360
Technitrol, Inc.	83,900	1,240,881
Trimble Navigation Ltd.*	12,777	330,413
TTM Technologies, Inc.*	71,586	710,133

		9,767,900

Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	9,174	333,934
Basic Energy Services, Inc.*	54,633	1,163,683
CARBO Ceramics, Inc.	10,750	554,807
Dawson Geophysical Co.*	10,603	495,054
Gulfmark Offshore, Inc.*	16,100	722,568
ION Geophysical Corp.*	63,671	903,491
NATCO Group, Inc., Class A*	29,700	1,193,346
National Oilwell Varco, Inc.*	3,204	160,937
Natural Gas Services Group, Inc.*	25,830	451,250
Oceaneering International, Inc.*	14,000	746,480
Oil States International, Inc.*	18,437	651,748
Superior Energy Services, Inc.*	6,400	199,296
Tidewater, Inc.	18,900	1,046,304
Unit Corp.*	12,707	633,063

		9,255,961

Food & Staples Retailing (1.3%)
Andersons, Inc. (The)	39,651	1,396,508
BJ’s Wholesale Club, Inc.*	41,390	1,608,415
Nash Finch Co.	5,446	234,832
Ruddick Corp.	55,500	1,800,975
Spartan Stores, Inc.	61,500	1,530,120
Weis Markets, Inc.	20,200	727,402

		7,298,252

Food Products (0.5%)
Darling International, Inc.*	58,263	647,302
Hain Celestial Group, Inc.*	3,920	107,918
J&J Snack Foods Corp.	11,083	375,825
Overhill Farms, Inc.*	12,583	64,802
Ralcorp Holdings, Inc.*	19,196	1,294,002
TreeHouse Foods, Inc.*	3,871	114,969

		2,604,818

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.*	9,700	191,090
ABIOMED, Inc.*	62,900	1,116,475
American Medical Systems Holdings, Inc.*	50,493	896,756
Analogic Corp.	7,395	367,975
ArthroCare Corp.*	15,205	421,483
CONMED Corp.*	60,278	1,928,896
CryoLife, Inc.*	7,065	92,693
Cutera, Inc.*	69,800	740,578
Cyberonics, Inc.*	5,377	91,409
Cynosure, Inc., Class A*	1,513	27,143
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	1,115	$64,402
Exactech, Inc.*	1,015	22,574
Haemonetics Corp.*	14,000	864,080
IDEXX Laboratories, Inc.*	13,604	745,499
Immucor, Inc.*	16,300	520,948
Integra LifeSciences Holdings Corp.*	13,900	612,017
Invacare Corp.	14,736	355,727
Inverness Medical Innovations, Inc.*	37,450	1,123,500
Kensey Nash Corp.*	2,469	77,675
NuVasive, Inc.*	34,400	1,696,952
Sirona Dental Systems, Inc.*	13,200	307,296
STERIS Corp.	1,152	43,292
SurModics, Inc.*	11,800	371,582
Synovis Life Technologies, Inc.*	1,467	27,609
Thoratec Corp.*	4,418	115,972
Wright Medical Group, Inc.*	18,900	575,316

		13,398,939

Health Care Providers & Services (2.6%)
AMERIGROUP Corp.*	47,531	1,200,158
AMN Healthcare Services, Inc.*	55,900	982,163
Amsurg Corp.*	13,534	344,711
Apria Healthcare Group, Inc.*	49,061	894,873
athenahealth, Inc.*	91,467	3,043,107
Centene Corp.*	27,969	573,644
Emergency Medical Services Corp., Class A*	517	15,448
Five Star Quality Care, Inc.*	69,810	261,788
Hanger Orthopedic Group, Inc.*	4,316	75,314
HealthSouth Corp.*	2,682	49,429
HealthSpring, Inc.*	71,300	1,508,708
Healthways, Inc.*	77,050	1,242,816
Henry Schein, Inc.*	10,700	576,088
Hooper Holmes, Inc.*	262,300	340,990
Hythiam, Inc.*	178,695	230,517
LHC Group, Inc.*	607	17,287
Molina Healthcare, Inc.*	28,408	880,648
MWI Veterinary Supply, Inc.*	11,800	463,622
Owens & Minor, Inc.	32,287	1,565,919
Pediatrix Medical Group, Inc.*	3,499	188,666
PSS World Medical, Inc.*	10,529	205,316

		14,661,212

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.	124,600	1,550,024
Cerner Corp.*	20,150	899,496
Omnicell, Inc.*	79,250	1,042,137
Phase Forward, Inc.*	30,900	646,119

		4,137,776

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises*	23,139	167,989
Ambassadors Group, Inc.	44,115	701,870
Bally Technologies, Inc.*	17,596	532,807
BJ’s Restaurants, Inc.*	45,022	537,563
Bob Evans Farms, Inc.	1,865	50,896
CBRL Group, Inc.	33,015	868,295
CEC Entertainment, Inc.*	30,162	1,001,378
Choice Hotels International, Inc.	6,440	174,524
Denny’s Corp.*	126,359	326,006
Domino’s Pizza, Inc.*	24,715	300,040
Einstein Noah Restaurant Group, Inc.*	2,751	27,730
Gaylord Entertainment Co.*	94,000	2,760,780
Great Wolf Resorts, Inc.*	80,170	293,422
International Speedway Corp., Class A*	6,897	268,362
Isle of Capri Casinos, Inc.*	3,661	33,022
P.F. Chang’s China Bistro, Inc.*	49,430	1,163,582
Premier Exhibitions, Inc.*	39,622	71,320
Ruby Tuesday, Inc.	286,850	1,660,861
Ruth’s Hospitality Group, Inc.*	46,440	182,509
Scientific Games Corp., Class A*	100,900	2,322,718
Speedway Motorsports, Inc.	10,830	210,968
Texas Roadhouse, Inc., Class A*	122,544	1,101,671
Vail Resorts, Inc.*	44,250	1,546,538
WMS Industries, Inc.*	7,605	232,485

		16,537,336

Household Durables (0.3%)
Harman International Industries, Inc.	5,400	183,978
iRobot Corp.*	30,373	450,128
M/I Homes, Inc.	24,200	551,276
Tupperware Brands Corp.	16,688	461,089

		1,646,471

Household Products (0.3%)
Church & Dwight Co., Inc.	26,300	1,632,967
WD-40 Co.	1,045	37,547

		1,670,514

Industrial Conglomerate (0.1%)
Raven Industries, Inc.	10,337	406,761

Information Technology Services (1.6%)
Acxiom Corp.	33,036	414,271
Broadridge Financial Solutions, Inc.	11,527	177,401
CACI International, Inc., Class A*	29,971	1,501,547
CIBER, Inc.*	50,301	351,604
CSG Systems International, Inc.*	65,692	1,151,581
Forrester Research, Inc.*	49,489	1,451,017
Gartner, Inc.*	4,521	102,536
Gevity HR, Inc.	120,200	875,056
Global Cash Access Holdings, Inc.*	17,157	86,814
Hewitt Associates, Inc., Class A*	5,426	197,723
Information Services Group, Inc.*	102,542	502,456
Mantech International Corp., Class A*	14,542	862,195
NCI, Inc., Class A*	27,672	788,099
Perot Systems Corp., Class A*	18,550	321,843
SAIC, Inc.*	7,325	148,185

		8,932,328

Insurance (2.4%)
American Equity Investment Life Holding Co.	147,600	1,107,000
American Financial Group, Inc.	9,934	293,053
American Physicians Service Group, Inc.	1,531	32,411
Amerisafe, Inc.*	8,835	160,797
Amtrust Financial Services, Inc.	72,160	980,654
Brown & Brown, Inc.	22,100	477,802
FBL Financial Group, Inc., Class A	26,000	725,140
Hanover Insurance Group, Inc. (The)	13,800	628,176
Harleysville Group, Inc.	7,437	281,119
Infinity Property & Casualty Corp.	17,700	729,240
LandAmerica Financial Group, Inc.	27,400	664,450
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Insurance (continued)
Navigators Group, Inc.*	16,645	$965,410
Phoenix Cos., Inc. (The)	76,700	708,708
Presidential Life Corp.	53,500	844,765
Reinsurance Group of America, Inc., Class B*	24,878	1,179,715
Safety Insurance Group, Inc.	27,200	1,031,696
Selective Insurance Group	63,144	1,447,261
United Fire & Casualty Co.	9,490	271,319
Zenith National Insurance Corp.	20,500	751,120

		13,279,836

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*	16,999	102,334
Blue Nile, Inc.*	46,411	1,989,640
Stamps.com, Inc.*	63,900	745,713

		2,837,687

Internet Software & Services (2.8%)
Bankrate, Inc.*	66,112	2,572,418
Chordiant Software, Inc.*	137,400	704,862
comScore, Inc.*	23,127	407,729
Constant Contact, Inc.*	123,550	2,108,999
DealerTrack Holdings, Inc.*	79,650	1,341,306
Dice Holdings, Inc.*	11,193	79,470
EarthLink, Inc.*	171,154	1,454,809
GSI Commerce, Inc.*	48,114	744,805
LoopNet, Inc.*	81,700	803,111
Ning, Inc.*	63,095	451,129
Omniture, Inc.*	110,900	2,036,124
United Online, Inc.	95,457	898,250
ValueClick, Inc.*	15,600	159,588
Vocus, Inc.*	51,300	1,742,148
Websense, Inc.*	4,500	100,575

		15,605,323

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	69,100	632,265
JAKKS Pacific, Inc.*	22,406	558,133
Nautilus, Inc.*	135,300	618,321
Polaris Industries, Inc.	21,195	964,161
RC2 Corp.*	326	6,520
Sport Supply Group, Inc.	3,697	40,667

		2,820,067

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	1,310	129,847
Dionex Corp.*	11,300	718,115
Illumina, Inc.*	34,990	1,418,145
Invitrogen Corp.*	20,298	767,264
Techne Corp.	40,540	2,923,745

		5,957,116

Machinery (3.6%)
Actuant Corp., Class A*	6,183	156,059
Altra Holdings, Inc.*	2,626	38,760
Applied Industrial Technologies, Inc.	27,304	735,297
Astec Industries, Inc.*	9,500	292,885
Barnes Group, Inc.	47,300	956,406
Blount International, Inc.*	70,900	789,117
Bucyrus International, Inc.,	41,300	1,845,284
Chart Industries, Inc.*	40,248	1,149,483
Clarcor, Inc.	29,000	1,100,550
Columbus McKinnon Corp.*	10,091	237,845
Dynamic Materials Corp.	13,889	322,364
EnPro Industries, Inc.*	14,475	537,891
Gardner Denver, Inc.*	11,986	416,154
Hardinge, Inc.	52,803	670,598
Hurco Cos., Inc.*	11,840	350,109
IDEX Corp.	46,534	1,443,485
Imation Corp.	28,900	652,851
Lindsay Corp.	4,800	349,200
Lydall, Inc.*	2,368	22,804
Middleby Corp.*	31,765	1,725,157
Mueller Industries, Inc.	31,600	727,116
Nordson Corp.	11,841	581,511
Robbins & Myers, Inc.	31,484	973,800
Sauer-Danfoss, Inc.	15,182	374,843
Sun Hydraulics Corp.	12,750	332,010
Tecumseh Products Co., Class A*	8,854	221,704
Tennant Co.	4,800	164,448
Thermadyne Holdings Corp.*	1,999	33,323
Titan International, Inc.	10,425	222,261
Toro Co.	14,811	611,694
Valmont Industries, Inc.	3,900	322,491
Wabtec Corp.	32,140	1,646,532

		20,004,032

Marine (0.3%)
Horizon Lines, Inc., Class A	30,123	297,314
Kirby Corp.*	13,438	509,838
TBS International Ltd., Class A*	51,292	690,390

		1,497,542

Media (1.2%)
Arbitron, Inc.	10,480	468,351
Carmike Cinemas, Inc.	4,171	15,349
CKX, Inc.	83,657	515,327
DreamWorks Animation SKG, Inc., Class A*	27,072	851,415
GateHouse Media, Inc.	88,522	43,376
Interactive Data Corp.	25,659	647,120
Journal Communications, Inc., Class A	73,900	360,632
Lakes Entertainment, Inc.	46,938	308,852
Marvel Entertainment, Inc.*	41,698	1,423,570
Mediacom Communications Corp., Class A*	7,902	46,780
Morningstar, Inc.*	14,232	789,449
Regal Entertainment Group, Class A	47,468	749,045
Valassis Communications, Inc.*	36,311	314,453

		6,533,719

Metals & Mining (0.7%)
Century Aluminum Co.*	4,976	137,786
Commercial Metals Co.	36,861	622,582
Compass Minerals International, Inc.	22,561	1,181,971
Haynes International, Inc.*	11,200	524,496
Olympic Steel, Inc.	1,615	47,626
Schnitzer Steel Industries, Inc., Class A	14,707	577,103
Steel Dynamics, Inc.	42,400	724,616

		3,816,180

Multi-Utility (0.2%)
Black Hills Corp.	21,300	661,791
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Multi-Utility (continued)
PNM Resources, Inc.	32,800	$335,872

		997,663

Multiline Retail (0.2%)
Big Lots, Inc.*	28,553	794,630
Dollar Tree, Inc.*	11,367	413,304

		1,207,934

Natural Gas Utility (1.4%)
Atmos Energy Corp.	9,935	264,470
Energen Corp.	12,800	579,584
Laclede Group, Inc. (The)	22,374	1,084,915
New Jersey Resources Corp.	21,550	773,430
Nicor, Inc.	20,090	890,991
Northwest Natural Gas Co.	3,900	202,800
Piedmont Natural Gas Co.	19,131	611,427
South Jersey Industries, Inc.	9,500	339,150
Southwest Gas Corp.	36,000	1,089,360
UGI Corp.	28,731	740,685
WGL Holdings, Inc.	32,600	1,057,870

		7,634,682

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	20,147	561,094

Oil, Gas & Consumable Fuels (3.3%)
Alon USA Energy, Inc.	35,600	479,888
Arena Resources, Inc.*	24,000	932,400
Berry Petroleum Co., Class A	23,920	926,422
Bill Barrett Corp.*	62,250	1,998,847
BPZ Resources, Inc.*	26,200	450,640
Cabot Oil & Gas Corp.	9,200	332,488
Carrizo Oil & Gas, Inc.*	44,854	1,626,854
Concho Resources, Inc.*	18,200	502,502
Contango Oil & Gas Co.*	31,642	1,708,035
Delek US Holdings, Inc.	31,100	288,297
Evergreen Energy, Inc.*	214,160	201,310
Foundation Coal Holdings, Inc.	13,600	483,888
GeoMet, Inc.*	19,341	105,215
GMX Resources, Inc.*	31,222	1,492,412
McMoRan Exploration Co.*	20,245	478,592
Parallel Petroleum Corp.*	71,050	669,291
Penn Virginia Corp.	6,984	373,225
PetroHawk Energy Corp.*	18,690	404,265
PetroQuest Energy, Inc.*	5,268	80,864
Quicksilver Resources, Inc.*	14,200	278,746
Rex Energy Corp.*	21,500	338,840
Rosetta Resources, Inc.*	17,863	327,965
Southern Union Co.	18,800	388,220
St. Mary Land & Exploration Co.	21,300	759,345
Stone Energy Corp.*	14,540	615,478
Swift Energy Co.*	15,000	580,350
USEC, Inc.*	147,100	795,811
W&T Offshore, Inc.	5,852	159,701
Walter Industries, Inc.	9,500	450,775
Warren Resources, Inc.*	2,470	24,651
Western Refining, Inc.	33,700	340,707

		18,596,024

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	97,743	800,515
KapStone Paper and Packaging Corp.*	10,318	65,519
Wausau Paper Corp.	87,500	886,375

		1,752,409

Personal Products (1.1%)
Alberto-Culver Co.	113,000	3,078,120
Chattem, Inc.*	16,000	1,250,880
Elizabeth Arden, Inc.*	29,200	573,196
Physicians Formula Holdings, Inc.*	80,646	479,844
Prestige Brands Holdings, Inc.*	114,221	1,014,282

		6,396,322

Pharmaceuticals (0.6%)
King Pharmaceuticals, Inc.*	53,339	510,988
KV Pharmaceutical Co., Class A*	16,256	369,174
Matrixx Initiatives, Inc.*	1,012	18,206
Medicines Co. (The)*	1,106	25,681
Medicis Pharmaceutical Corp., Class A	33,335	497,025
Microbia, Inc.*	93,487	1,121,844
Questcor Pharmaceuticals, Inc.*	3,346	24,593
Sucampo Pharmaceuticals, Inc., Class A*	1,649	14,066
Vivus, Inc.*	69,815	554,331

		3,135,908

Real Estate Investment Trusts (2.7%)
Alexander’s, Inc.	106	42,400
Apartment Investment & Management Co., Class A	450	15,759
Arbor Realty Trust, Inc.	43,000	430,000
Ashford Hospitality Trust, Inc.	336,300	1,362,015
Associated Estates Realty Corp.	4,906	63,925
BioMed Realty Trust, Inc.	11,990	317,136
Capital Trust, Inc., Class A	21,200	328,600
CBRE Realty Finance, Inc.	143,199	193,319
Cedar Shopping Centers, Inc.	43,080	569,518
DiamondRock Hospitality Co.	47,300	430,430
Duke Realty Corp.	12,500	307,250
Entertainment Properties Trust	48,796	2,670,117
Equity Lifestyle Properties, Inc.	16,886	895,465
Essex Property Trust, Inc.	5,077	600,761
Extra Space Storage, Inc.	13,714	210,647
Getty Realty Corp.	40,200	894,048
Gramercy Capital Corp.	34,000	88,060
Hersha Hospitality Trust	165,250	1,229,460
Lexington Realty Trust	51,429	885,607
Medical Properties Trust, Inc.	4,000	45,400
MFA Mortgage Investments, Inc.	131,870	857,155
Mid-America Apartment Communities, Inc.	4,624	227,223
NorthStar Realty Finance Corp.	56,000	434,000
Pennsylvania Real Estate Investment Trust	34,500	650,325
Senior Housing Properties Trust	6,018	143,409
Sovran Self Storage, Inc.	1,960	88,063
Taubman Centers, Inc.	17,956	897,800

		14,877,892

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.	5,699	246,140
FX Real Estate and Entertainment, Inc.*	10,844	11,278
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Real Estate Management & Development (continued)
Housevalues, Inc.*	44,240	$117,236

		374,654

Road & Rail (2.0%)
Arkansas Best Corp.	31,774	1,070,466
Avis Budget Group, Inc.*	4,529	25,997
Celadon Group, Inc.*	177,300	2,033,631
Heartland Express, Inc.	17,633	273,664
J.B. Hunt Transport Services, Inc.	95,200	3,176,824
Kansas City Southern*	77,850	3,453,426
Knight Transportation, Inc.	46,000	780,620
Landstar System, Inc.	5,696	250,966
USA Truck, Inc.*	2,252	35,919
Werner Enterprises, Inc.	3,592	77,982
YRC Worldwide, Inc.*	12,661	151,426

		11,330,921

Semiconductors & Semiconductor Equipment (1.1%)
Amkor Technology, Inc.*	38,678	246,379
Cirrus Logic, Inc.*	16,175	88,154
Cohu, Inc.	34,000	537,880
Conexant Systems, Inc.*	10,795	43,288
Integrated Device Technology, Inc.*	184,100	1,432,298
Kulicke & Soffa Industries, Inc.*	15,393	69,422
Microsemi Corp.*	12,989	330,960
National Semiconductor Corp.	5,103	87,823
Silicon Image, Inc.*	45,327	242,046
Skyworks Solutions, Inc.*	59,912	500,864
Standard Microsystems Corp.*	19,655	490,982
Teradyne, Inc.*	67,400	526,394
Tessera Technologies, Inc.*	22,885	373,941
TriQuint Semiconductor, Inc.*	23,370	111,942
Ultra Clean Holdings, Inc.*	65,800	331,632
Ultratech, Inc.*	1,053	12,741
Varian Semiconductor Equipment Associates, Inc.*	1,239	31,124
Volterra Semiconductor Corp.*	15,792	201,032
Zoran Corp.*	76,800	626,688

		6,285,590

Software (4.3%)
ANSYS, Inc.*	4,181	158,334
Blackbaud, Inc.	149,550	2,759,198
Blackboard, Inc.*	122,660	4,941,971
Commvault Systems, Inc.*	117,350	1,414,068
Compuware Corp.*	31,122	301,572
Concur Technologies, Inc.*	44,650	1,708,309
EPIQ Systems, Inc.*	93,130	1,266,568
FactSet Research Systems, Inc.	50,000	2,612,500
JDA Software Group, Inc.*	4,930	74,985
Magma Design Automation, Inc.*	49,200	197,784
Mentor Graphics Corp.*	37,767	428,655
MICROS Systems, Inc.*	122,940	3,277,580
Monotype Imaging Holdings, Inc.*	59,634	663,726
NetSuite, Inc.*	19,255	346,975
Parametric Technology Corp.*	42,130	775,192
Quest Software, Inc.*	48,950	621,176
Radiant Systems, Inc.*	3,480	30,241
Soapstone Networks, Inc.*	16,389	54,903
Solera Holdings, Inc.*	27,200	781,184
SPSS, Inc.*	6,710	197,006
Sybase, Inc.*	28,074	859,626
Symyx Technologies, Inc.*	1,460	14,469
Synopsys, Inc.*	31,622	630,859
Take-Two Interactive Software, Inc.	2,415	39,606

		24,156,487

Specialty Retail (2.6%)
America’s Car-Mart, Inc.*	6,633	123,307
Asbury Automotive Group, Inc.	44,850	516,672
Brown Shoe Co., Inc.	50,400	825,552
Cabela’s, Inc.*	74,570	900,806
Citi Trends, Inc.*	37,159	605,320
Coldwater Creek, Inc.*	33,240	192,460
Dick’s Sporting Goods, Inc.*	12,590	246,512
Dress Barn, Inc.*	32,612	498,637
Finish Line (The), Class A	5,042	50,370
Genesco, Inc.	15,630	523,292
Guess?, Inc.	17,866	621,558
Gymboree Corp.*	10,663	378,537
Haverty Furniture Cos., Inc.	63,000	720,720
Hibbett Sports, Inc.*	13,300	266,266
Jo-Ann Stores, Inc.*	25,829	541,892
JOS. A. Bank Clothiers, Inc.*	35,600	1,196,160
New York & Co., Inc.*	24,202	230,887
O’Reilly Automotive, Inc.*	86,780	2,323,101
OfficeMax, Inc.	46,300	411,607
Pier 1 Imports, Inc.*	200,800	829,304
RadioShack Corp.	27,812	480,591
Rent-A-Center, Inc.*	2,696	60,067
Sally Beauty Holdings, Inc.*	39,200	337,120
Sonic Automotive, Inc., Class A	66,300	560,898
Stage Stores, Inc.	39,715	542,507
Tractor Supply Co.*	14,155	595,218
Wet Seal, Inc. (The), Class A*	8,258	29,977

		14,609,338

Textiles, Apparel & Luxury Goods (1.2%)
American Apparel, Inc.*	47,600	390,320
Deckers Outdoor Corp.*	136	14,155
Fossil, Inc.*	2,013	56,827
Iconix Brand Group, Inc.*	64,800	847,584
Jones Apparel Group, Inc.	17,700	327,627
Perry Ellis International, Inc.*	40,743	607,478
Phillips-Van Heusen Corp.	35,640	1,351,112
Skechers USA, Inc., Class A*	8,567	144,183
Steven Madden Ltd.*	30,500	755,790
Timberland Co., Class A*	6,500	112,905
True Religion Apparel, Inc.*	4,209	108,803
UniFirst Corp.	2,427	104,579
Warnaco Group, Inc. (The)*	17,417	788,816
Wolverine World Wide, Inc.	30,027	794,514

		6,404,693

Thrifts & Mortgage Finance (0.7%)
Brookline Bancorp, Inc.	27,800	355,562
Charter Financial Corp.	656	7,052
Dime Community Bancshares	40,550	617,171
Flushing Financial Corp.	15,100	264,250
MGIC Investment Corp.	102,800	722,684
Northwest Bancorp, Inc.	23,670	651,872
TrustCo Bank Corp. NY	25,151	294,518
ViewPoint Financial Group	18,000	315,000
Washington Federal, Inc.	17,783	328,096
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Company Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Westfield Financial, Inc.	34,600	$356,380

		3,912,585

Tobacco (0.0%)
Alliance One International, Inc.*	11,653	44,281

Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc.*	31,420	490,780
BlueLinx Holdings, Inc.	3,016	15,955
H&E Equipment Services, Inc.*	11,700	113,022
Interline Brands, Inc.*	25,844	418,931
Rush Enterprises, Inc., Class A*	15,089	193,139
WESCO International, Inc.*	30,510	981,812

		2,213,639

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	139,100	867,984
Syniverse Holdings, Inc.*	44,781	743,812

		1,611,796

		416,105,646

Total Common Stocks		527,860,518

Exchange Traded Funds (0.2%)(a)
Australian Infrastructure Fund	460,308	804,298
Hastings Diversified Utilities Fund	96,996	185,680
Total Exchange Traded Funds		989,978

Preferred Stock (0.0%)(a)
GERMANY (0.0%)
Media (0.0%)
ProSiebenSat.1 Media AG	5,105	33,947

	Principal
	Amount	Value
Warrants (0.0%)(a)
UNITED STATES (0.0%)
Hythiam, Inc. , 0.00%, Expiring 11/06/12	43,900	0

	Shares	Value
Mutual Funds (4.0%)(b)
AIM Liquid Assets Portfolio	22,353,578	22,353,578

Total Investments
(Cost $613,139,398) (c) — 98.9%		551,238,021
Other assets in excess of liabilities — 1.1%		5,972,863

NET ASSETS — 100.0%		$557,210,884

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CA	Canada

CN	China

IE	Ireland

IN	India

IT	Italy

KR	Korea

MX	Mexico

NL	Netherlands

RNC	Savings Shares

TW	Taiwan

UK	United Kingdom
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Technology and Communications Fund

	Shares	Value
Common Stocks (94.8%)
Communications Equipment (14.7%)
Cisco Systems, Inc. *	42,779	$965,094
Comverse Technology, Inc. *	50,570	483,955
Neutral Tandem, Inc. *(a)	23,312	432,204
Nokia OYJ ADR – FI	41,052	765,620
QUALCOMM, Inc.	33,347	1,432,921
Research In Motion Ltd. *	8,516	581,643

		4,661,437

Computers & Peripherals (14.5%)
Acer, Inc. (b)	109,620	186,709
Apple, Inc. *	4,387	498,626
Dell, Inc. *	50,940	839,491
EMC Corp. *	25,920	310,003
International Business Machines Corp.	5,259	615,093
NetApp, Inc. *	26,270	478,902
Palm, Inc. *(a)	104,060	621,238
Seagate Technology	43,840	531,341
Wincor Nixdorf AG (b)	9,000	533,237

		4,614,640

Consumer Finance (0.9%)
MasterCard, Inc., Class A	1,600	283,728

Electronic Equipment & Instruments (3.6%)
Anixter International, Inc. *(a)	11,000	654,610
Omron Corp. (b)	31,116	483,060

		1,137,670

Information Technology Services (11.9%)
Alliance Data Systems Corp. *(a)	12,300	779,574
Automatic Data Processing, Inc.	16,560	707,940
Cognizant Technology Solutions Corp., Class A *	39,625	904,639
Euronet Worldwide, Inc. *(a)	39,860	666,858
Wright Express Corp. *	24,000	709,440

		3,768,451

Internet Software & Services (4.8%)
Google, Inc., Class A *	2,185	875,136
Omniture, Inc. *(a)	35,000	642,600

		1,517,736

Machinery (1.7%)(b)
Fanuc Ltd.	7,013	527,675

Office Electronics (1.5%)(b)
Canon, Inc.	12,700	481,536

Semiconductors & Semiconductor Equipment (18.1%)
ASM Pacific Technology Ltd. (b)	59,500	343,919
Elpida Memory, Inc. *(b)	20,661	388,378
FEI Co. *	9,460	225,243
Intel Corp.	35,391	662,873
Microsemi Corp. *	36,490	929,765
NVIDIA Corp. *	57,870	619,788
Samsung Electronics Co. Ltd. GDR – KR	4,350	669,465
Tessera Technologies, Inc. *	77,810	1,271,415
Texas Instruments, Inc.	29,221	628,252

		5,739,098

Software (19.5%)
Adobe Systems, Inc. *	18,700	738,089
Check Point Software Technologies Ltd. *(a)	24,490	556,903
Citrix Systems, Inc. *	28,710	725,214

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Software (continued)
Electronic Arts, Inc. *	18,223	$674,069
Microsoft Corp.	36,734	980,430
Novell, Inc. *	62,300	320,222
Oracle Corp. *	30,088	611,087
Quest Software, Inc. *	23,710	300,880
Solera Holdings, Inc. *	11,500	330,280
Synopsys, Inc. *	31,940	637,203
VMware, Inc., Class A *(a)	11,470	305,561

		6,179,938

Wireless Telecommunication Services (3.6%)
American Tower Corp., Class A *	18,531	666,560
Vodafone Group PLC (b)	216,840	478,806

		1,145,366

Total Common Stocks		30,057,275

Repurchase Agreement (0.1%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $25,049, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $25,549	$25,048	25,048

Total Repurchase Agreement		25,048

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (10.5%)
Repurchase Agreement (10.5%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $3,334,025, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $3,400,469	3,333,793	3,333,793

Total Investments (Cost $38,533,848) (c) — 105.4%		33,416,116
Liabilities in excess of other assets — (5.4)%		(1,720,187)

NET ASSETS — 100.0%		$31,695,929

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	Fair Valued Security.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Technology and Communications Fund

FI	Finland

GDR	Global Depositary Receipt

KR	Korea
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Health Sciences Fund

	Shares	Value
Common Stocks (99.9%)
Biotechnology (21.3%)
Amgen, Inc. *	28,030	$1,661,338
Amylin Pharmaceuticals, Inc. *	6,630	134,059
Array BioPharma, Inc. *	54,490	418,483
Biogen Idec, Inc. *	21,200	1,066,148
Celgene Corp. *	14,050	889,084
Cephalon, Inc. *	19,000	1,472,310
Enzon Pharmaceuticals, Inc. *	20,970	154,759
Genentech, Inc. *	23,100	2,048,508
Gilead Sciences, Inc. *	70,966	3,234,630
ImClone Systems, Inc. *	16,290	1,017,147
Myriad Genetics, Inc. *	11,700	759,096
United Therapeutics Corp. *	10,400	1,093,768

		13,949,330

Chemicals (0.2%)
Monsanto Co.	1,300	128,674

Food & Staples Retailing (0.9%)
CVS Caremark Corp.	17,278	581,577

Health Care Equipment & Supplies (17.8%)
Baxter International, Inc.	41,460	2,721,020
Becton, Dickinson & Co.	4,810	386,051
Boston Scientific Corp. *	71,630	878,900
Cooper Cos., Inc. (The)	19,000	660,440
Covidien Ltd.	12,300	661,248
Hologic, Inc. *	21,800	421,394
Hospira, Inc. *	20,800	794,560
IDEXX Laboratories, Inc. *	7,720	423,056
Insulet Corp. *(a)	22,190	308,885
Masimo Corp. *	21,220	789,384
Medtronic, Inc.	19,990	1,001,499
Sirona Dental Systems, Inc. *	11,200	260,736
St. Jude Medical, Inc. *	14,870	646,696
Stryker Corp.	12,290	765,667
Wright Medical Group, Inc. *	10,050	305,922
Xtent, Inc. *(a)	6,650	9,177
Zimmer Holdings, Inc. *	9,750	629,460

		11,664,095

Health Care Providers & Services (15.1%)
Aetna, Inc.	59,200	2,137,712
Cardinal Health, Inc.	13,446	662,619
CIGNA Corp.	32,140	1,092,117
Community Health Systems, Inc. *	11,600	339,996
Express Scripts, Inc. *	8,300	612,706
Humana, Inc. *	12,430	512,116
Medco Health Solutions, Inc. *	9,610	432,450
Patterson Cos., Inc. *	22,400	681,184
Quest Diagnostics, Inc.	13,690	707,362
UnitedHealth Group, Inc.	83,340	2,116,003
WellPoint, Inc. *	12,700	593,979

		9,888,244

Health Care Technology (0.4%)
Eclipsys Corp. *	10,990	230,240

Life Sciences Tools & Services (9.0%)
Bruker Corp. *	29,980	399,633
Charles River Laboratories International, Inc. *	9,750	541,418
Covance, Inc. *	7,229	639,116
Illumina, Inc. *	14,100	571,473
Invitrogen Corp. *	12,500	472,500
PerkinElmer, Inc.	36,240	904,913

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Pharmaceutical Product Development, Inc.	7,000	$289,450
Thermo Fisher Scientific, Inc. *	28,410	1,562,550
Waters Corp. *	8,990	523,038

		5,904,091

Pharmaceuticals (35.2%)
Abbott Laboratories	41,430	2,385,540
Allergan, Inc.	14,620	752,930
Bristol-Myers Squibb Co.	131,050	2,732,393
Eli Lilly & Co.	10,880	479,046
Johnson & Johnson	58,758	4,070,754
Merck & Co., Inc.	86,056	2,715,927
Perrigo Co.	25,840	993,806
Pfizer, Inc.	134,942	2,488,331
Schering-Plough Corp.	108,078	1,996,201
Teva Pharmaceutical Industries Ltd. ADR — IL	36,830	1,686,446
ViroPharma, Inc. *	68,310	896,227
Wyeth	48,345	1,785,864

		22,983,465

Total Common Stocks		65,329,716

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (0.3%)
Repurchase Agreement (0.3%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $222,298, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $226,728	$222,283	222,283

Total Securities Purchased With Collateral For Securities On Loan		222,283

Total Investments (Cost $70,735,121) (b) — 100.2%		65,551,999
Liabilities in excess of other assets — (0.2)%		(133,805)

NET ASSETS — 100.0%		$65,418,194

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Nationwide Leaders Fund

	Shares	Value
Common Stocks (97.5%)
Aerospace & Defense (7.2%)
BE Aerospace, Inc. *	57,700	$913,391
Boeing Co.	8,226	471,761

		1,385,152

Beverages (7.5%)
Molson Coors Brewing Co., Class B	30,887	1,443,967

Capital Markets (8.6%)
Goldman Sachs Group, Inc. (The)	690	88,320
Invesco Ltd.	34,890	731,992
Janus Capital Group, Inc.	31,800	772,104
KBW, Inc. *	2,061	67,889

		1,660,305

Commercial Banks (5.8%)
Fifth Third Bancorp	56,662	674,278
Marshall & Ilsley Corp.	2,912	58,677
Regions Financial Corp.	41,179	395,318

		1,128,273

Communications Equipment (9.7%)
Research In Motion Ltd. *	27,491	1,877,635

Computers & Peripherals (6.6%)
NCR Corp. *	57,739	1,273,145

Containers & Packaging (4.7%)
Owens-Illinois, Inc. *	31,303	920,308

Diversified Financial Services (3.8%)
MSCI, Inc., Class A *	30,424	730,176

Electronic Equipment & Instruments (5.6%)
Avnet, Inc. *	43,965	1,082,858

Food & Staples Retailing (7.1%)
Safeway, Inc.	58,268	1,382,117

Hotels, Restaurants & Leisure (4.4%)
Brinker International, Inc.	47,410	848,165

Insurance (6.2%)
Assurant, Inc.	12,320	677,600
Hartford Financial Services Group, Inc.	7,110	291,439
Reinsurance Group of America, Inc., Class B *	4,826	228,849

		1,197,888

Machinery (2.5%)
Deere & Co.	9,920	491,040

Media (4.2%)
Regal Entertainment Group, Class A	51,083	806,090

Metals & Mining (3.3%)
Freeport-McMoRan Copper & Gold, Inc.	11,101	631,092

Pharmaceuticals (1.1%)
Pfizer, Inc.	11,900	219,436

Road & Rail (5.0%)
Burlington Northern Santa Fe Corp.	10,412	962,381

Specialty Retail (4.2%)
Abercrombie & Fitch Co., Class A	20,408	805,096

Total Investments
(Cost $23,666,842) (a) — 97.5%		18,845,124
Other assets in excess of liabilities — 2.5%		487,493

NET ASSETS — 100.0%		$19,332,617

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (82.2%)
BRAZIL (5.8%)
Commercial Banks (1.0%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	25,200	$2,543,184

Diversified Telecommunication Services (1.0%)
Brasil Telecom Participacoes SA ADR	50,836	2,483,847

Electric Utility (0.5%)
MPX Energia SA*	10,600	1,225,820

Multiline Retail (1.6%)
Lojas Renner SA	334,400	3,900,513

Oil, Gas & Consumable Fuels (0.6%)
Petroleo Brasileiro SA ADR	36,813	1,617,931

Transportation Infrastructure (1.1%)
Companhia de Concessoes Rodoviarias	210,486	2,739,505

		14,510,800

CHILE (0.4%)
Commercial Banks (0.4%)
Banco Santander Chile SA ADR	25,680	1,098,847
CHINA (6.8%)(a)
Commercial Banks (3.3%)
China Construction Bank Corp., Class H	8,967,000	5,983,571
Industrial & Commercial Bank of China	3,598,000	2,174,684

		8,158,255

Construction Materials (0.4%)(b)
Anhui Conch Cement Co. Ltd.*	242,000	924,394

Insurance (0.9%)(b)
Ping An Insurance Co. of China Ltd.	413,000	2,418,592

Marine (0.4%)
China Shipping Development Co. Ltd.	732,000	960,995

		960,995

Oil, Gas & Consumable Fuels (1.8%)
China Petroleum & Chemical Corp.	2,546,000	2,009,450
PetroChina Co. Ltd.	2,391,000	2,482,165

		4,491,615

		16,953,851

CZECH REPUBLIC (2.3%)(a)
Electric Utility (2.3%)
CEZ AS	93,711	5,827,822

EGYPT (1.4%)
Diversified Telecommunication Services (1.4%)
Telecom Egypt GDR	217,334	3,423,011
HONG KONG (7.2%)(a)
Electronic Equipment & Instruments (0.8%)
Kingboard Chemical Holdings Ltd.	578,500	1,975,343

		1,975,343

Independent Power Producers & Energy Traders (1.6%)
China Resources Power Holdings Co.	1,842,300	4,024,637

Marine (1.0%)
Pacific Basin Shipping Ltd.	2,872,000	2,387,869

Oil, Gas & Consumable Fuels (1.1%)
CNOOC Ltd.	2,491,000	2,798,470

Personal Products (0.5%)(b)
Hengan International Group Co. Ltd.	460,000	1,309,104

		1,309,104

Wireless Telecommunication Services (2.2%)
China Mobile Ltd.	553,800	5,547,969

		18,043,392

INDIA (1.1%)
Commercial Banks (1.1%)
ICICI Bank Ltd. ADR	118,597	2,789,401

INDONESIA (1.3%)(a)
Commercial Banks (1.3%)
Bank Central Asia Tbk PT	9,575,500	3,155,655

ISRAEL (1.4%)
Chemicals (0.5%)(a)
Israel Chemicals Ltd.	84,436	1,215,266

Software (0.9%)
Check Point Software Technologies Ltd.*	94,805	2,155,866

		2,155,866

		3,371,132

KAZAKHSTAN (1.3%)(a)
Oil, Gas & Consumable Fuels (1.3%)
KazMunaiGas Exploration Production GDR	199,300	3,152,075

LUXEMBOURG (0.4%)
Energy Equipment & Services (0.4%)
Tenaris SA ADR	28,203	1,051,690
MALAYSIA (2.4%)(a)
Commercial Banks (1.2%)
Bumiputra Commerce Holdings Bhd	1,381,700	3,093,064

Food Products (0.2%)
IOI Corp. Bhd	347,640	428,764

Wireless Telecommunication Services (1.0%)
TM International Bhd*	1,463,000	2,397,643

		2,397,643

		5,919,471

MEXICO (7.1%)
Commercial Banks (1.3%)
Grupo Financiero Banorte SAB de CV	971,119	3,099,694

Food & Staples Retailing (1.7%)(b)
Wal-Mart de Mexico SAB de CV, Series V	1,232,518	4,317,307

Metals & Mining (1.6%)
Grupo Mexico SAB de CV, Series B	1,362,081	1,432,589
Industrias CH SAB de CV, Series B*	681,000	2,516,225

		3,948,814

Wireless Telecommunication Services (2.5%)
America Movil SA de CV, Series L ADR	134,574	6,238,851

		17,604,666

MOROCCO (0.3%)(a)
Real Estate Management & Development (0.3%)
Compagnie Generale Immobiliere	3,289	812,588

NETHERLANDS (0.6%)(a)
Metals & Mining (0.6%)
New World Resources NV, Class A	111,500	1,388,566
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (continued)
PERU (1.2%)
Commercial Banks (1.2%)
Credicorp Ltd.	51,089	$3,064,318
POLAND (1.3%)(a)
Diversified Telecommunication Services (1.3%)
Telekomunikacja Polska SA*	347,668	3,318,615

REPUBLIC OF KOREA (12.4%)
Chemicals (0.6%)(a)
LG Chem Ltd.	17,802	1,396,938

Commercial Banks (3.6%)
Industrial Bank of Korea GDR(a)	215,960	2,613,100
KB Financial Group, Inc. ADR*	102,403	4,678,793
Shinhan Financial Group Co. Ltd.(a)	46,000	1,645,974

		8,937,867

Household Durables (1.0%)(a)
LG Electronics, Inc.	28,301	2,618,981

		2,618,981

Industrial Conglomerate (0.9%)(a)
LG Corp.	45,000	2,343,506

		2,343,506

Insurance (1.4%)(a)
Samsung Fire & Marine Insurance Co. Ltd.	19,624	3,435,728

Machinery (1.4%)(a)
Hanjin Heavy Industries & Construction Co. Ltd.	54,163	1,622,423
Hyundai Heavy Industries	8,114	1,878,654

		3,501,077

Metals & Mining (1.8%)(a)
POSCO	11,743	4,405,811

Semiconductors & Semiconductor Equipment (1.7%)(a)
Samsung Electronics Co. Ltd.	9,164	4,199,960

		30,839,868

RUSSIAN FEDERATION (8.0%)
Automobiles (1.1%)(a)
Sollers*	93,006	2,822,051

Chemicals (1.0%)(a)
Uralkali GDR	80,113	2,535,511

Commercial Banks (0.7%)(a)
Sberbank	1,091,750	1,709,213

Metals & Mining (0.4%)
Chelyabinsk Zinc Plant*	42,800	128,400
Evraz Group SA GDR(a)	22,488	866,366

		994,766

Oil, Gas & Consumable Fuels (3.5%)(a)
Gazprom OAO ADR	218,646	6,773,653
LUKOIL ADR	34,748	2,082,860

		8,856,513

Transportation Infrastructure (0.2%)(a)
Novorossiysk Commercial Sea Port GDR	61,392	392,909

Wireless Telecommunication Services (1.1%)
Mobile Telesystems OJSC ADR*	48,446	2,713,460

		20,024,423

SOUTH AFRICA (6.4%)(a)
Food & Staples Retailing (0.5%)
Massmart Holdings Ltd.	139,200	1,276,331

		1,276,331

Industrial Conglomerate (1.2%)
Murray & Roberts Holdings Ltd.	252,690	2,972,585

Metals & Mining (1.1%)
Impala Platinum Holdings Ltd.	137,088	2,802,967

Oil, Gas & Consumable Fuels (1.6%)
Sasol Ltd.	90,046	3,849,268

Wireless Telecommunication Services (2.0%)
MTN Group Ltd.	352,176	4,977,186

		15,878,337

TAIWAN (8.5%)(a)
Chemicals (0.5%)
NanYa Plastics Corp.	801,900	1,188,611

Computers & Peripherals (1.1%)
Asustek Computer, Inc.	1,413,000	2,797,386

Construction Materials (0.0%)
Taiwan Cement Corp.	69	41

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Co. Ltd.	576,000	1,355,423

		1,355,423

Electronic Equipment & Instruments (1.9%)
Delta Electronics, Inc.	14	37
HON HAI Precision Industry Co. Ltd.	1,332,392	4,773,704

		4,773,741

Insurance (1.2%)
Shin Kong Financial Holding Co. Ltd.	8,296,194	2,867,561

		2,867,561

Metals & Mining (0.7%)
China Steel Corp.	1,836,420	1,835,996

		1,835,996

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Semiconductor Engineering, Inc.	2,624,504	1,338,000
Taiwan Semiconductor Manufacturing Co. Ltd.	3,039,031	5,098,135

		6,436,135

		21,254,894

THAILAND (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Banpu PCL NVDR	435,552	3,839,969
PTT Exploration & Production PCL NVDR(a)	782,200	2,967,311

		6,807,280

TURKEY (1.2%)(a)
Commercial Banks (1.2%)
Turkiye Vakiflar Bankasi Tao, Class D	1,767,677	2,893,612

UNITED STATES (0.7%)
Beverages (0.7%)
Central European Distribution Corp.*	40,058	1,819,034

Total Common Stocks		205,003,348

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Equity-Linked Notes (7.4%)
EGYPT (0.4%)
Real Estate Management & Development (0.4%)
Talaat Moustafa Group, 11/24/08	966,400	$995,392

		995,392

INDIA (5.7%)
Electric Utilities (0.5%)
Tata Power Co. Ltd., 03/28/12	69,447	1,341,716
Metals & Mining (0.7%)
Tata Steel Ltd., 05/20/10	183,822	1,672,780
Oil, Gas & Consumable Fuels (1.7%)
Reliance Industries Ltd., 03/09/09	103,539	4,297,904
Pharmaceuticals (1.3%)
Sun Pharmaceutical Industries Ltd., 01/05/09	103,208	3,260,341

		3,260,341

Wireless Telecommunication Services (1.5%)
Bharti Airtel Ltd., 01/24/17	215,855	3,606,937

		14,179,678

MALAYSIA (0.5%)
Food Products (0.5%)
IOI Corp., 09/10/08	1,001,250	1,221,526

UNITED ARAB EMIRATES (0.8%)
Commercial Banks (0.8%)
Union National Bank, 01/05/10	1,157,184	2,129,219

		2,129,219

Total Equity-Linked Notes		18,525,815

Preferred Stocks (9.3%)
BRAZIL (8.6%)
Commercial Banks (1.0%)
Banco Bradesco SA	162,417	2,591,125

		2,591,125

Metals & Mining (2.6%)
Companhia Vale do Rio Doce, Class A	277,038	4,703,704
Usinas Siderurgicas de Minas Gerais SA, Class A	77,170	1,635,563

		6,339,267

Oil, Gas & Consumable Fuels (3.9%)
Petroleo Brasileiro SA ADR	260,476	9,747,012

		9,747,012

Supermarkets (1.1%)
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	79,159	2,767,399

		21,444,803

REPUBLIC OF KOREA (0.7%)(a)
Semiconductors & Semiconductor Equipment (0.7%)
Samsung Electronics Co. Ltd. GDR	10,682	1,658,381
Total Preferred Stocks		23,103,184

	Principal
	Amount	Value
Repurchase Agreements (0.6%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $1,595,359, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $1,627,195	$1,595,290	$1,595,290

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (0.8%)
Repurchase Agreement (0.8%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $2,064,459, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $2,105,617	2,064,330	2,064,330

Total Securities Purchased With Collateral For Securities On Loan		2,064,330

Total Investments
(Cost $313,761,909) (c) — 100.3%		250,291,967
Liabilities in excess of other assets — (0.3)%		(805,313)

NET ASSETS — 100.0%		$249,486,654

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of September 30, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Gartmore NVIT International Equity Fund

	Shares	Value
Common Stocks (98.4%)
AUSTRALIA (4.9%)(a)
Biotechnology (2.1%)
CSL Ltd.	53,170	$1,610,273

Information Technology Services (2.1%)
Computershare Ltd.	209,290	1,581,677

Metals & Mining (0.7%)
MacArthur Coal Ltd.	63,900	540,836

		3,732,786

BRAZIL (3.2%)
Metals & Mining (1.6%)
Companhia Vale do Rio Doce ADR	68,960	1,220,592

Oil, Gas & Consumable Fuels (1.6%)
Petroleo Brasileiro SA ADR	32,520	1,216,898

		2,437,490

CANADA (3.0%)
Chemicals (3.0%)
Agrium, Inc.	24,870	1,394,709
Potash Corp. of Saskatchewan	6,770	893,708

		2,288,417

FRANCE (10.8%)(a)
Commercial Banks (5.9%)
BNP Paribas	25,200	2,405,184
Societe Generale	23,535	2,113,839

		4,519,023

Diversified Telecommunication Services (3.0%)
France Telecom SA	81,570	2,287,679

Electrical Equipment (1.0%)
Alstom SA	9,720	737,733

Machinery (0.9%)
Vallourec	3,350	722,752

		8,267,187

GERMANY (9.8%)(a)
Electric Utility (3.0%)
E. ON AG	45,150	2,292,822

Machinery (1.2%)
MAN AG	13,360	908,669

Pharmaceuticals (2.8%)
Bayer AG	28,600	2,099,134

Software (2.8%)
SAP AG	40,700	2,165,601

		7,466,226

HONG KONG (1.4%)(a)
Real Estate Management & Development (1.4%)
Cheung Kong Holdings Ltd.	95,000	1,076,246

ISRAEL (3.5%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries Ltd. ADR	33,440	1,531,218

Software (1.5%)
Check Point Software Technologies Ltd.*	50,700	1,152,918

		2,684,136

JAPAN (9.7%)(a)
Automobiles (3.1%)
Honda Motor Co. Ltd.	46,200	1,401,571
Toyota Motor Corp.	21,700	927,861

		2,329,432

Commercial Banks (1.9%)
Mizuho Financial Group, Inc.	324	1,417,100

Food & Staples Retailing (2.0%)
Seven & I Holdings Co. Ltd.	53,700	1,543,013

Marine (0.9%)
Mitsui OSK Lines Ltd.	81,000	703,856

Tobacco (1.8%)
Japan Tobacco, Inc.	371	1,398,528

		7,391,929

LUXEMBOURG (1.1%)(a)
Metals & Mining (1.1%)
ArcelorMittal (XAMS)	15,930	806,192

NORWAY (1.2%)(a)
Chemicals (1.2%)
Yara International ASA	26,700	950,680

RUSSIAN FEDERATION (0.3%)
Specialty Retail (0.3%)
M Video	83,000	242,360

SOUTH AFRICA (1.1%)(a)
Wireless Telecommunication Services (1.1%)
MTN Group Ltd.	62,130	878,063

SPAIN (2.7%)(a)
Diversified Telecommunication Services (2.7%)
Telefonica SA	88,160	2,095,930

SWITZERLAND (15.3%)(a)
Capital Markets (2.6%)
Credit Suisse Group AG	42,900	2,004,049

Chemicals (1.9%)
Syngenta AG	6,830	1,440,722

Electrical Equipment (1.9%)
ABB Ltd.	73,570	1,426,051

Food Products (2.1%)
Nestle SA	38,100	1,647,028

Insurance (3.2%)
Zurich Financial Services AG	8,800	2,437,552

Pharmaceuticals (3.6%)
Novartis AG	32,020	1,686,289
Roche Holding AG	6,990	1,094,520

		2,780,809

		11,736,211

UNITED KINGDOM (25.6%)(a)
Commercial Banks (3.2%)
HSBC Holdings PLC	149,000	2,410,206

Food & Staples Retailing (2.8%)
J Sainsbury PLC	148,200	929,311
Tesco PLC	175,400	1,219,725

		2,149,036

Food Products (2.5%)
Unilever PLC	69,170	1,880,514

Insurance (1.8%)
RSA Insurance Group PLC	523,700	1,399,979

Metals & Mining (3.6%)
BHP Billiton PLC	60,710	1,375,133
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT International Equity Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED KINGDOM(a) (continued)
Metals & Mining (continued)
Rio Tinto PLC	21,320	$1,337,831

		2,712,964

Oil, Gas & Consumable Fuels (4.9%)
BG Group PLC	74,490	1,350,756
Royal Dutch Shell PLC, Class A	81,360	2,396,700

		3,747,456

Pharmaceuticals (2.5%)
AstraZeneca PLC	44,280	1,937,385

Tobacco (3.6%)
British American Tobacco PLC	50,090	1,635,062
Imperial Tobacco Group PLC	35,375	1,135,397

		2,770,459

Water Utility (0.7%)
Pennon Group PLC	52,197	549,541

		19,557,540

UNITED STATES (4.8%)
Energy Equipment & Services (1.5%)
Transocean, Inc.	10,190	1,119,268

Oil, Gas & Consumable Fuels (3.3%)
Apache Corp.	13,780	1,436,978
ConocoPhillips	15,200	1,113,400

		2,550,378

		3,669,646

Total Common Stocks		75,281,039

	Principal
	Amount	Value
Repurchase Agreements (0.8%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $627,396, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $639,915	$627,368	627,368

Total Investments
(Cost $84,998,435) (b) — 99.2%		75,908,407
Other assets in excess of liabilities — 0.8%		574,581

NET ASSETS — 100.0%		$76,482,988

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

IL	Israel

MTN	Medium Term Note
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT U.S. Growth Leaders Fund

	Shares	Value
Common Stocks (97.1%)
Aerospace & Defense (3.2%)
Raytheon Co.	25,250	$1,351,127

Beverages (3.5%)
PepsiCo, Inc.	20,660	1,472,438

Biotechnology (3.8%)
Gilead Sciences, Inc. *	35,040	1,597,123

Capital Markets (8.7%)
Charles Schwab Corp. (The)	39,000	1,014,000
Invesco Ltd.	60,740	1,274,325
State Street Corp.	24,830	1,412,331

		3,700,656

Chemicals (2.9%)
Monsanto Co.	12,660	1,253,087

Commercial Banks (1.1%)
Synovus Financial Corp.	47,300	489,555

Communications Equipment (7.7%)
Juniper Networks, Inc. *	38,500	811,195
QUALCOMM, Inc.	39,860	1,712,784
Research In Motion Ltd. *	10,760	734,908

		3,258,887

Construction & Engineering (2.1%)
Quanta Services, Inc. *	33,450	903,484

Diversified Financial Services (2.1%)
JPMorgan Chase & Co.	19,200	896,640

Electrical Equipment (1.1%)
Emerson Electric Co.	11,140	454,401

Energy Equipment & Services (3.9%)
Transocean, Inc.	15,293	1,679,783

Food & Staples Retailing (7.6%)
CVS Caremark Corp.	41,080	1,382,753
Wal-Mart Stores, Inc.	31,220	1,869,766

		3,252,519

Health Care Equipment & Supplies (6.0%)
Baxter International, Inc.	20,960	1,375,605
St. Jude Medical, Inc. *	26,600	1,156,834

		2,532,439

Health Care Providers & Services (3.4%)
Aetna, Inc.	40,300	1,455,233

Hotels, Restaurants & Leisure (6.4%)
Darden Restaurants, Inc.	48,100	1,377,103
McDonald’s Corp.	21,660	1,336,422

		2,713,525

Information Technology Services (1.5%)
Cognizant Technology Solutions Corp., Class A *	27,250	622,118

Internet Software & Services (3.5%)
Google, Inc., Class A *	3,690	1,477,919

Oil, Gas & Consumable Fuels (3.7%)
EOG Resources, Inc.	17,460	1,561,972

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	72,400	1,509,540

Road & Rail (2.0%)
Canadian National Railway Co.	17,700	846,591

Semiconductors & Semiconductor Equipment (2.1%)
Marvell Technology Group Ltd. *	94,300	876,990

Software (10.3%)
Adobe Systems, Inc. *	37,260	1,470,652
Oracle Corp. *	74,630	1,515,735
Symantec Corp. *	70,400	1,378,432

		4,364,819

Specialty Retail (2.8%)
GameStop Corp., Class A *	34,920	1,194,613

Textiles, Apparel & Luxury Goods (2.6%)
Coach, Inc. *	44,300	1,109,272

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	7,760	674,887

Total Investments
(Cost $45,464,711) (a) — 97.1%		41,249,618
Other assets in excess of liabilities — 2.9%		1,225,781

NET ASSETS — 100.0%		$42,475,399

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares	Value
Common Stocks (97.1%)
AUSTRIA (0.6%)(a)
Diversified Telecommunication Services (0.6%)
Telekom Austria AG	11,430	$201,080

BELGIUM (0.6%)(a)
Electric Utility (0.3%)
Elia System Operator SA NV	2,570	95,544

Wireless Telecommunication Services (0.3%)
Mobistar SA	1,670	117,524

		213,068

FRANCE (9.5%)(a)
Construction & Engineering (0.5%)
Bouygues SA	4,040	182,988

Diversified Telecommunication Services (6.1%)
France Telecom SA	73,920	2,073,130

Multi-Utility (2.9%)
GDF SUEZ	19,173	997,357

		3,253,475

GERMANY (7.9%)(a)
Diversified Telecommunication Services (0.3%)
Deutsche Telekom AG	6,590	100,116

Electric Utility (5.4%)
E. ON AG	36,120	1,834,257

Multi-Utility (2.2%)
RWE AG	7,830	751,355

		2,685,728

GREECE (0.4%)(a)
Diversified Telecommunication Services (0.4%)
Hellenic Telecommunications Organization SA	8,021	144,156

HONG KONG (0.2%)(a)
Electric Utility (0.2%)
CLP Holdings Ltd.	10,000	80,670

ITALY (0.8%)(a)
Diversified Telecommunication Services (0.6%)
Telecom Italia SpA	44,160	65,713
Telecom Italia SpA — RSP	108,770	123,278

		188,991

Natural Gas Utility (0.2%)
Snam Rete Gas SpA	13,975	84,444

		273,435

JAPAN (7.4%)(a)
Diversified Telecommunication Services (1.4%)
Nippon Telegraph & Telephone Corp.	101	450,871

Electric Utilities (2.4%)
Chubu Electric Power Co., Inc.	7,600	179,102
Kansai Electric Power Co., Inc. (The)	7,200	160,212
Kyushu Electric Power Co., Inc.	5,700	118,831
Tohoku Electric Power Co., Inc.	5,200	111,787
Tokyo Electric Power Co., Inc. (The)	10,200	251,001

		820,933

Natural Gas Utility (0.6%)
Osaka Gas Co. Ltd.	31,000	106,758
Tokyo Gas Co. Ltd.	24,000	100,153

		206,911

Wireless Telecommunication Services (3.0%)
KDDI Corp.	80	453,238
NTT DoCoMo, Inc.	358	573,130
		1,026,368

		2,505,083

NETHERLANDS (3.1%)(a)
Diversified Telecommunication Services (3.1%)
Koninklijke KPN NV	72,090	1,040,970

NORWAY (0.9%)(a)
Diversified Telecommunication Services (0.9%)
Telenor ASA	23,380	291,270

PORTUGAL (0.5%)(a)
Electric Utility (0.5%)
Energias de Portugal SA	42,660	179,011

SINGAPORE (1.1%)(a)
Diversified Telecommunication Services (1.1%)
Singapore Telecommunications Ltd.	162,000	370,379

SPAIN (13.7%)(a)
Diversified Telecommunication Services (8.3%)
Telefonica SA	119,800	2,848,145

Electric Utilities (5.4%)
Iberdrola SA	102,720	1,043,380
Union Fenosa SA	32,430	792,733
		1,836,113

		4,684,258

UNITED KINGDOM (17.3%)(a)
Diversified Telecommunication Services (0.1%)
BT Group PLC	5,510	15,972

Electric Utility (2.4%)
Scottish & Southern Energy PLC	32,390	824,067

Independent Power Producers & Energy Traders (0.6%)
International Power PLC	31,280	202,373

Multi-Utility (4.7%)
Centrica PLC	85,190	479,273
National Grid PLC	68,300	866,811
United Utilities Group PLC	20,206	250,719

		1,596,803

Water Utility (1.3%)
Pennon Group PLC	42,650	449,028

Wireless Telecommunication Services (8.2%)
Vodafone Group PLC	1,270,270	2,804,891

		5,893,134

UNITED STATES (33.1%)
Diversified Telecommunication Services (13.1%)
AT&T, Inc.	110,130	3,074,829
FairPoint Communications, Inc.	1,431	12,407
Verizon Communications, Inc.	42,520	1,364,467

		4,451,703

Electric Utilities (10.4%)
Duke Energy Corp.	14,650	255,350
Edison International	7,150	285,285
Entergy Corp.	5,570	495,786
Exelon Corp.	5,320	333,138
FirstEnergy Corp.	4,350	291,407
FPL Group, Inc.	19,276	969,583
PPL Corp.	19,820	733,736
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED STATES (continued)
Electric Utilities (continued)
Progress Energy, Inc.	4,210	$181,577

		3,545,862

Independent Power Producers & Energy Traders (1.5%)
Constellation Energy Group, Inc.	9,430	229,149
NRG Energy, Inc.*	6,450	159,637
Reliant Energy, Inc.*	14,910	109,589

		498,375

Multi-Utility (4.2%)
Alliant Energy Corp.	7,000	225,470
CenterPoint Energy, Inc.	36,390	530,202
PG&E Corp.	6,900	258,405
Sempra Energy	8,500	428,995

		1,443,072

Natural Gas Utility (2.4%)
Questar Corp.	20,100	822,492

Oil, Gas & Consumable Fuels (1.5%)
El Paso Corp.	26,070	332,653
Williams Cos., Inc.	8,340	197,241

		529,894

		11,291,398

Total Common Stocks		33,107,115

	Principal
	Amount	Value
Repurchase Agreements (4.9%)
UNITED STATES (4.9%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $1,692,284, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $1,726,053	$1,692,209	1,692,209

Total Investments
(Cost $42,728,959) (b) — 102.0%		34,799,324
Liabilities in excess of other assets — (2.0)%		(698,669)

NET ASSETS — 100.0%		$34,100,655

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

RNC	Savings Shares
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Global Financial Services Fund

	Shares	Value
Common Stocks (93.7%)
AUSTRALIA (2.3%)(a)
Commercial Banks (2.3%)
Australia & New Zealand Banking Group Ltd.	14,988	$231,480
Commonwealth Bank of Australia	8,082	284,750

		516,230

AUSTRIA (1.0%)(a)
Insurance (1.0%)
Vienna Insurance Group	4,678	233,501

BERMUDA (0.8%)
Capital Markets (0.8%)
Lazard Ltd., Class A	4,260	182,158

BRAZIL (0.7%)
Diversified Financial Services (0.7%)
Nova Bolsa SA	35,001	154,178

CANADA (4.5%)
Commercial Banks (4.5%)
Royal Bank of Canada	12,339	585,639
Toronto-Dominion Bank	7,300	439,646

		1,025,285

CHINA (0.9%)(a)
Commercial Banks (0.9%)
China Construction Bank Corp., Class H	313,070	208,908

FRANCE (7.9%)(a)
Commercial Banks (4.7%)
BNP Paribas	11,172	1,066,298

Insurance (3.2%)
AXA SA	22,061	722,049

		1,788,347

GERMANY (0.7%)(a)
Commercial Banks (0.7%)
Commerzbank AG	10,384	159,976

GREECE (4.5%)(a)
Commercial Banks (4.5%)
Alpha Bank AE	14,442	314,374
National Bank of Greece SA	17,117	693,560

		1,007,934

HONG KONG (0.7%)(a)
Real Estate Management & Development (0.7%)
Hang Lung Group Ltd.	46,010	145,748

ITALY (0.8%)(a)
Commercial Banks (0.8%)
UniCredit SpA	49,088	183,531

JAPAN (7.5%)(a)
Commercial Banks (4.5%)
Mitsubishi UFJ Financial Group, Inc.	64,600	563,408
Sumitomo Mitsui Financial Group, Inc.	51	319,798
Suruga Bank Ltd.	12,390	144,237

		1,027,443

Consumer Finance (0.6%)
ORIX Corp.	1,150	144,009

Insurance (1.0%)
Tokio Marine Holdings, Inc.	6,000	220,314

Real Estate Management & Development (1.4%)
Mitsubishi Estate Co. Ltd.	15,880	312,962

		1,704,728

SINGAPORE (0.5%)(a)
Real Estate Management & Development (0.5%)
CapitaLand Ltd.	49,850	108,688

SPAIN (4.0%)(a)
Commercial Banks (4.0%)
Banco Bilbao Vizcaya Argentaria SA	18,875	305,179
Banco Santander SA — London International Exchange	39,232	588,173

		893,352

SWITZERLAND (4.5%)(a)
Capital Markets (1.5%)
Bank Sarasin & Cie AG	3,300	126,410
Credit Suisse Group AG	4,530	211,617

		338,027

Insurance (3.0%)
Zurich Financial Services AG	2,471	684,453

		1,022,480

UNITED KINGDOM (7.8%)(a)
Commercial Banks (6.3%)
HSBC Holdings PLC	70,659	1,142,971
Royal Bank of Scotland Group PLC	86,670	279,549

		1,422,520

Insurance (1.5%)
Aviva PLC	40,262	350,157

		1,772,677

UNITED STATES (44.6%)
Capital Markets (9.2%)
Charles Schwab Corp. (The)	13,490	350,740
Goldman Sachs Group, Inc. (The)	3,030	387,840
Invesco Ltd.	23,185	486,421
State Street Corp.	10,630	604,635
TD Ameritrade Holding Corp.*	11,990	194,238
Waddell & Reed Financial, Inc., Class A	1,780	44,055

		2,067,929

Commercial Banks (12.7%)
Bank of the Ozarks, Inc.	7,600	205,200
BB&T Corp.	12,200	461,160
Fifth Third Bancorp	16,960	201,824
PNC Financial Services Group, Inc.	6,750	504,225
Synovus Financial Corp.	37,020	383,157
TCF Financial Corp.	16,290	293,220
Wells Fargo & Co.	13,650	512,284
Zions Bancorp.	8,020	310,374

		2,871,444

Consumer Finance (1.9%)
Capital One Financial Corp.	8,580	437,580

Diversified Financial Services (7.6%)
Citigroup, Inc.	16,340	335,133
CME Group, Inc.	660	245,197
IntercontinentalExchange, Inc.*	2,560	206,541
JPMorgan Chase & Co.	19,850	926,995

		1,713,866

Information Technology Services (3.5%)
Alliance Data Systems Corp.*	7,240	458,871
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Global Financial Services Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED STATES (continued)
Information Technology Services (continued)
Visa, Inc., Class A	5,360	$329,051

		787,922

Insurance (7.9%)
Aflac, Inc.	7,330	430,637
Hanover Insurance Group, Inc. (The)	12,700	578,104
HCC Insurance Holdings, Inc.	13,450	363,150
Prudential Financial, Inc.	2,340	168,480
Reinsurance Group of America, Inc., Class A	3,400	183,600
Reinsurance Group of America, Inc., Class B*	1,340	63,543

		1,787,514

Real Estate Investment Trusts (1.8%)
Health Care REIT, Inc.	4,490	239,003
SL Green Realty Corp.	2,660	172,368
		411,371

		10,077,626

Total Common Stocks		21,185,347

	Principal
	Amount	Value
Repurchase Agreements (10.0%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $2,253,914, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $2,298,890	$2,253,814	2,253,814

Total Investments
(Cost $25,857,053) (b) — 103.7%		23,439,161
Liabilities in excess of other assets — (3.7)%		(838,260)

NET ASSETS — 100.0%		$22,600,901

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Money Market Fund II

	Principal
	Amount	Value
Commercial Paper (92.2%)(a)
Agricultural Finance (2.9%)
John Deere Capital Corp.
2.70%, 10/03/08	$2,000,000	$1,999,692
2.75%, 10/03/08	6,000,000	5,999,077
2.90%, 10/03/08	2,000,000	1,999,692
		9,998,461

Agricultural Services (2.6%)(b) (c)
Cargill, Inc., 3.10%, 10/03/08	9,000,000	8,998,450

Banks — Domestic (11.7%)
Bank of America Corp., 3.65%, 10/03/08	8,261,000	8,259,325
Citigroup Funding, 4.00%, 10/01/08	12,000,000	12,000,000
JPMorgan Chase & Co., 1.95%, 10/01/08	11,885,000	11,885,000
Wells Fargo & Co., 3.15%, 10/08/08	9,000,000	8,994,487
		41,138,812

Banks — Foreign (2.6%)(b) (c)
DnB NOR Bank ASA, 2.80%, 10/02/08	9,000,000	8,999,300

Computers & Peripherals (2.8%)
Microsoft Corp., 1.40%, 10/06/08	10,000,000	9,998,055

Consumer Products (0.3%)(b) (c)
Campbell Soup Co., 1.94%, 10/07/08	1,210,000	1,209,609

Diversified Manufacturing (3.7%)
Danaher Corp., 2.25%, 10/02/08	9,000,000	8,999,437
Pitney Bowes, Inc., 2.00%, 10/14/08(b) (c)	2,000,000	1,998,556
Praxair, Inc., 2.10%, 10/03/08	2,000,000	1,999,767
		12,997,760

Financial Services (16.6%)
American Honda Finance Corp., 2.88%, 10/03/08(b)	10,000,000	9,998,400
Avon Capital Corp., 2.15%, 10/03/08(b) (c)	10,000,000	9,998,806
BNP Paribas Finance, Inc., 3.50%, 10/02/08	10,155,000	10,154,013
Caterpillar Financial Services Corp., 2.90%, 10/02/08	9,000,000	8,999,275
IBM Credit Corp., 2.28%, 10/01/08	9,000,000	9,000,000
Nordea North America, Inc., 3.85%, 10/07/08	10,000,000	9,993,583

		58,144,077

Food-Diversified (8.5%)
Campbell Soup Co., 1.92%, 10/06/08(b) (c)	10,000,000	9,997,333
Coca-Cola Co. (The), 2.00%, 10/03/08(b) (c)	10,000,000	9,998,889
Pepsi Bottling Group, Inc. (The), 2.00%, 10/03/08	10,000,000	9,998,889

		29,995,111

Industrial Machinery & Equipment (6.6%)(b) (c)
Dover Corp., 2.05%, 10/14/08	10,000,000	9,992,597
Eaton Corp., 2.50%, 10/01/08	12,000,000	12,000,000
Parker Hannifin Corp., 2.25%, 10/06/08	1,134,000	1,133,646
		23,126,243

Oil & Gas (9.1%)
Chevron Corp.
1.93%, 10/02/08	2,000,000	1,999,893
2.25%, 10/09/08	10,000,000	9,995,000
ConocoPhillips, 1.50%, 10/01/08(b) (c)	12,000,000	12,000,000
Praxair, Inc., 2.10%, 10/06/08	8,000,000	7,997,666

		31,992,559

Personal Credit Institutions (13.1%)
General Electric Capital Corp.
1.75%, 10/01/08	3,000,000	3,000,000
2.35%, 10/07/08	9,000,000	8,996,475
HSBC Finance Corp.
2.10%, 10/01/08	2,000,000	2,000,000
2.90%, 10/06/08	10,000,000	9,995,972
ING U.S. Funding
5.00%, 10/01/08	2,000,000	2,000,000
2.50%, 10/03/08	10,000,000	9,998,611
Toyota Motor Credit Corp., 2.40%, 10/08/08	10,000,000	9,995,334

		45,986,392

Printing & Publishing (3.4%)(b) (c)
Washington Post Co. (The), 0.75%, 10/01/08	12,000,000	12,000,000

Retail (2.8%)(b) (c)
Pitney Bowes, Inc., 2.00%, 10/09/08	10,000,000	9,995,556

Telecommunications (2.6%)(b) (c)
AT&T, Inc., 2.60%, 10/01/08	9,000,000	9,000,000

Transportation (2.9%)(b) (c)
United Parcel Service, Inc., 1.00%, 10/01/08	10,000,000	10,000,000

Total Commercial Paper		323,580,385

U.S. Government Agency & Obligations (7.9%)(a)
Federal Farm Credit Bank, 1.85%, 10/01/08	10,000,000	10,000,000
Federal Home Loan Bank, 2.15%, 10/07/08	10,000,000	9,996,417
Federal Home Loan Mortgage Corp., 1.75%, 10/10/08	6,000,000	5,997,375
Federal National Mortgage Assoc., 2.15%, 10/06/08	1,643,000	1,642,509

Total U.S. Government Agency & Obligations		27,636,301

Total Investments
(Cost $351,216,686) (d) — 100.1%		351,216,686
Liabilities in excess of other assets — (0.1)%		(290,670)

NET ASSETS — 100.0%		$350,926,016

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Money Market Fund II

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 36.28% of net assets.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (95.8%)
Aerospace & Defense (2.7%)
AAR Corp. *	100,389	$1,665,453
Alliant Techsystems, Inc. *	22,450	2,108,953
Ceradyne, Inc. *	17,600	645,216
Curtiss-Wright Corp.	26,400	1,199,880
DRS Technologies, Inc.	13,500	1,036,125
Ducommun, Inc. *	22,435	535,748
Esterline Technologies Corp. *	12,300	486,957
Hexcel Corp. *	78,290	1,071,790
Moog, Inc., Class A *	20,195	865,962
Triumph Group, Inc.	6,300	287,973

		9,904,057

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc. *	12,800	515,968
Pacer International, Inc.	28,700	472,689

		988,657

Airlines (0.6%)
Hawaiian Holdings, Inc. *	35,700	331,296
Republic Airways Holdings, Inc. *	55,000	560,450
SkyWest, Inc.	35,800	572,084
US Airways Group, Inc. *	137,910	831,597

		2,295,427

Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.	9,300	49,848
ATC Technology Corp. *	31,800	754,932
Gentex Corp.	10,574	151,208
Lear Corp. *	94,570	992,985
Tenneco, Inc. *	12,500	132,875
WABCO Holdings, Inc.	47,650	1,693,481

		3,775,329

Automobiles (0.1%)
Thor Industries, Inc.	7,370	182,923

Biotechnology (0.5%)
Alkermes, Inc. *	74,751	994,188
Arena Pharmaceuticals, Inc. *	3,600	18,000
Bionovo, Inc. *	22,800	19,836
Celera Corp. *	7,700	118,965
Onyx Pharmaceuticals, Inc. *	5,100	184,518
Protalix BioTherapeutics, Inc. *	14,300	31,889
Rigel Pharmaceuticals, Inc. *	2,900	67,715
Seattle Genetics, Inc. *	8,700	93,090
United Therapeutics Corp. *	3,500	368,095

		1,896,296

Building Products (0.9%)
Ameron International Corp.	4,800	343,920
Apogee Enterprises, Inc.	11,700	175,851
Armstrong World Industries, Inc. *	17,200	497,080
Gibraltar Industries, Inc.	46,346	867,134
NCI Building Systems, Inc. *	15,800	501,650
Quanex Building Products Corp.	24,500	373,380
Universal Forest Products, Inc.	9,300	324,663

		3,083,678

Capital Markets (2.6%)
BGC Partners, Inc., Class A	3,700	15,873
FCStone Group, Inc. *	35,206	633,356
GFI Group, Inc.	60,860	286,651
HFF, Inc., Class A *	4,500	18,000
Janus Capital Group, Inc.	63,500	1,541,780
Knight Capital Group, Inc., Class A *	45,900	682,074
LaBranche & Co., Inc. *	22,400	100,800
MCG Capital Corp.	28,572	74,859
Patriot Capital Funding, Inc.	61,065	388,984
Penson Worldwide, Inc. *	7,700	106,799
Piper Jaffray Cos. *	3,700	160,025
Prospect Capital Corp.	15,500	198,555
Raymond James Financial, Inc.	28,200	930,036
Sanders Morris Harris Group, Inc.	77,090	666,828
Stifel Financial Corp. *	17,000	848,300
SWS Group, Inc.	85,010	1,713,802
TradeStation Group, Inc. *	21,970	205,419
Waddell & Reed Financial, Inc., Class A	30,580	756,855

		9,328,996

Chemicals (2.2%)
H.B. Fuller Co.	31,000	646,970
Hercules, Inc.	49,000	969,710
Innophos Holdings, Inc.	4,900	119,462
Innospec, Inc.	13,600	164,016
Koppers Holdings, Inc.	4,300	160,863
Methanex Corp.	30,298	602,627
Minerals Technologies, Inc.	4,700	278,992
Nalco Holding Co.	73,850	1,369,179
NewMarket Corp.	4,400	231,264
O.M. Group, Inc. *	7,600	171,000
Penford Corp.	55,580	983,210
Rockwood Holdings, Inc. *	16,300	418,258
Sensient Technologies Corp.	50,610	1,423,660
Spartech Corp.	17,100	169,290
W.R. Grace & Co. *	18,100	273,672
Zep, Inc.	6,900	121,716

		8,103,889

Commercial Banks (11.0%)
1st Source Corp.	7,800	183,300
Amcore Financial, Inc.	8,695	80,429
Ameris Bancorp	10,280	152,658
Bancfirst Corp.	4,400	212,652
Banco Latinoamericano de Exportaciones SA	14,300	206,206
BancorpSouth, Inc.	14,510	408,166
Banner Corp.	3,100	37,231
BOK Financial Corp.	19,235	931,166
Boston Private Financial Holdings, Inc.	41,200	360,088
Cascade Bancorp	18,143	161,291
Cathay General Bancorp	7,900	188,020
Central Pacific Financial Corp.	23,400	393,354
Chemical Financial Corp.	10,655	331,797
Citizens Republic Bancorp, Inc.	10,747	33,101
City Bank	12,100	188,760
City Holding Co.	21,100	891,475
Colonial BancGroup, Inc. (The)	73,600	578,496
Columbia Banking System, Inc.	24,436	433,250
Community Bank System, Inc.	11,300	284,195
Community Trust Bancorp, Inc.	20,570	707,608
CVB Financial Corp.	147,550	2,050,945
East West Bancorp, Inc.	18,800	257,560
Farmers Capital Bank Corp.	4,100	110,782
First Bancorp North Carolina	4,700	80,370
First Bancorp Puerto Rico	40,100	443,506
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
First Busey Corp.	16,976	$311,170
First Citizens BancShares, Inc.	3,038	543,802
First Community Bancshares, Inc.	7,500	281,400
First Merchants Corp.	8,600	196,080
First State Bancorp	880	4,699
FirstMerit Corp.	21,839	458,619
FNB Corp.	34,800	556,104
Fulton Financial Corp.	83,500	910,985
Glacier Bancorp, Inc.	5,900	146,143
Great Southern Bancorp, Inc.	40,458	515,840
Green Bankshares, Inc.	14,300	336,193
Hancock Holding Co.	14,931	761,481
Hanmi Financial Corp.	75,600	381,780
Heartland Financial USA, Inc.	3,800	95,228
Heritage Commerce Corp.	2,300	35,006
IBERIABANK Corp.	19,400	1,025,290
Independent Bank Corp.	21,200	660,804
Integra Bank Corp.	11,300	90,174
Lakeland Bancorp, Inc.	25,874	302,467
Lakeland Financial Corp.	18,465	405,491
MainSource Financial Group, Inc.	14,610	286,356
MB Financial, Inc.	20,172	667,088
Nara Bancorp, Inc.	17,000	190,400
National Penn Bancshares, Inc.	99,374	1,450,860
NBT Bancorp, Inc.	41,096	1,229,592
Old National Bancorp	42,700	854,854
Old Second Bancorp, Inc.	2,500	46,300
Oriental Financial Group	13,900	248,254
Pacific Capital Bancorp	37,000	752,950
PacWest Bancorp	7,700	220,143
Peoples Bancorp, Inc.	8,400	182,868
Prosperity Bancshares, Inc.	14,600	496,254
Provident Bankshares Corp.	24,100	234,011
Renasant Corp.	12,300	267,033
Republic Bancorp, Inc., Class A	6,655	201,780
S&T Bancorp, Inc.	14,621	538,491
SCBT Financial Corp.	3,114	117,086
Sierra Bancorp	9,784	204,094
Signature Bank *	42,919	1,497,015
Simmons First National Corp., Class A	11,925	424,530
Southside Bancshares, Inc.	20,365	513,198
Southwest Bancorp, Inc.	22,800	402,876
StellarOne Corp.	1,519	31,398
Sterling Bancorp	3,520	50,899
Sterling Bancshares, Inc.	118,033	1,233,445
Sterling Financial Corp.	72,105	1,045,523
Suffolk Bancorp	3,600	141,876
Susquehanna Bancshares, Inc.	19,800	386,496
SVB Financial Group *	10,400	602,368
Texas Capital Bancshares, Inc. *	84,400	1,752,144
Trico Bancshares	8,400	180,852
Trustmark Corp.	21,530	446,532
UCBH Holdings, Inc.	35,200	225,632
Umpqua Holdings Corp.	24,096	354,452
Union Bankshares Corp.	27,102	650,448
United Bankshares, Inc.	6,300	220,500
United Community Banks, Inc.	20,972	278,089
Washington Trust Bancorp, Inc.	30,643	815,104
Webster Financial Corp.	12,900	325,725
West Bancorp, Inc.	5,200	67,756
West Coast Bancorp	25,900	379,694
Wilmington Trust Corp.	33,908	977,568
Wilshire Bancorp, Inc.	97,780	1,189,983
Yadkin Valley Financial Corp.	1,300	22,048

		40,129,727

Commercial Services & Supplies (3.2%)
Administaff, Inc.	14,800	402,856
American Ecology Corp.	46,080	1,275,034
Comfort Systems U.S.A., Inc.	45,000	601,200
COMSYS IT Partners, Inc. *	10,300	100,116
Consolidated Graphics, Inc. *	12,200	370,026
CRA International, Inc. *	3,200	87,936
Deluxe Corp.	70,000	1,007,300
Duff & Phelps Corp., Class A *	119,445	2,511,928
EnergySolutions, Inc.	31,602	316,020
Ennis, Inc.	40,630	628,140
Geo Group, Inc. (The) *	11,500	232,415
IKON Office Solutions, Inc.	62,700	1,066,527
Kforce, Inc. *	16,500	168,465
Kimball International, Inc., Class B	24,100	260,280
Knoll, Inc.	7,000	105,840
On Assignment, Inc. *	20,172	158,955
School Specialty, Inc. *	1,200	37,428
Spherion Corp. *	36,300	176,781
SYKES Enterprises, Inc. *	32,410	711,724
United Stationers, Inc. *	7,700	368,291
Viad Corp.	13,400	385,786
Volt Information Sciences, Inc. *	18,615	167,163
Watson Wyatt Worldwide, Inc., Class A	9,600	477,408

		11,617,619

Communications Equipment (3.1%)
3Com Corp. *	386,700	901,011
ADC Telecommunications, Inc. *	222,040	1,876,238
Arris Group, Inc. *	220,986	1,708,222
Avocent Corp. *	17,700	362,142
Black Box Corp.	8,900	307,317
DG FastChannel, Inc. *	9,500	208,240
Digi International, Inc. *	8,800	89,760
Emulex Corp. *	60,100	641,267
Finisar Corp. *	21,400	21,614
Foundry Networks, Inc. *	14,500	264,045
Harmonic, Inc. *	140,210	1,184,775
MRV Communications, Inc. *	11,700	13,689
Plantronics, Inc.	11,800	265,736
Polycom, Inc. *	7,800	180,414
Powerwave Technologies, Inc. *	662,470	2,623,381
Sycamore Networks, Inc. *	103,800	335,274
Tekelec *	18,900	264,411
UTStarcom, Inc. *	10,000	33,700

		11,281,236

Computers & Peripherals (0.5%)
Adaptec, Inc. *	17,000	55,760
Electronics for Imaging, Inc. *	24,000	334,320
Hypercom Corp. *	286,113	1,144,452
Palm, Inc. *	4,800	28,656
Quantum Corp. *	102,600	110,808

		1,673,996

Construction & Engineering (0.6%)
Dycom Industries, Inc. *	40,570	528,221
EMCOR Group, Inc. *	13,100	344,792
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
MasTec, Inc. *	18,800	$249,852
Michael Baker Corp. *	7,400	257,520
Perini Corp. *	7,500	193,425
Sterling Construction Co., Inc. *	3,848	62,338
URS Corp. *	11,115	407,587

		2,043,735

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	22,600	67,574
Advanta Corp., Class B	23,600	194,228
Cash America International, Inc.	34,800	1,254,192
CompuCredit Corp. *	17,900	70,168
Dollar Financial Corp. *	33,823	520,536
World Acceptance Corp. *	25,700	925,200

		3,031,898

Containers & Packaging (1.7%)
Myers Industries, Inc.	42,000	529,620
Rock-Tenn Co., Class A	53,241	2,128,575
Silgan Holdings, Inc.	70,595	3,606,699

		6,264,894

Distributors (0.1%)
Core-Mark Holding Co., Inc. *	12,200	304,878

Diversified Consumer Services (0.6%)
Regis Corp.	8,900	244,750
Service Corp. International	175,980	1,471,193
Stewart Enterprises, Inc., Class A	68,400	537,624

		2,253,567

Diversified Financial Services (0.5%)
Compass Diversified Holdings	13,000	181,220
Encore Capital Group, Inc. *	9,800	134,260
Financial Federal Corp.	13,000	297,960
Interactive Brokers Group, Inc., Class A *	58,735	1,302,155

		1,915,595

Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc.	4,300	120,400
CenturyTel, Inc.	44,900	1,645,585
Cincinnati Bell, Inc. *	296,800	917,112
Consolidated Communications Holdings, Inc.	5,900	88,972
Iowa Telecommunications Services, Inc.	16,700	311,956
NTELOS Holdings Corp.	42,300	1,137,447
Premiere Global Services, Inc. *	45,400	638,324

		4,859,796

Electric Utilities (2.6%)
Allete, Inc.	7,500	333,750
Cleco Corp.	22,400	565,600
El Paso Electric Co. *	35,600	747,600
Portland General Electric Co.	85,800	2,030,028
UIL Holdings Corp.	10,833	371,897
UniSource Energy Corp.	42,600	1,243,494
Westar Energy, Inc.	181,550	4,182,912

		9,475,281

Electrical Equipment (1.1%)
A.O. Smith Corp.	8,400	329,196
Acuity Brands, Inc.	18,800	785,088
Belden, Inc.	7,700	244,783
Encore Wire Corp.	12,400	224,564
GrafTech International Ltd. *	73,500	1,110,585
Regal-Beloit Corp.	32,481	1,381,092

		4,075,308

Electronic Equipment & Instruments (2.2%)
Anixter International, Inc. *	14,000	833,140
Benchmark Electronics, Inc. *	23,225	327,008
Celestica, Inc. *	18,800	121,072
Checkpoint Systems, Inc. *	10,700	201,374
CTS Corp.	23,700	302,886
DTS, Inc. *	49,110	1,366,731
Electro Rent Corp.	3,200	42,976
Electro Scientific Industries, Inc. *	2,600	36,972
Insight Enterprises, Inc. *	8,700	116,667
Littelfuse, Inc. *	15,450	459,329
Mettler-Toledo International, Inc. *	10,600	1,038,800
Napco Security Systems, Inc. *	228,700	670,091
Newport Corp. *	10,000	107,800
Park Electrochemical Corp.	6,000	145,440
PC Connection, Inc. *	11,400	76,266
PC Mall, Inc. *	5,500	37,565
Plexus Corp. *	5,200	107,640
Sanmina-SCI Corp. *	163,900	229,460
SYNNEX Corp. *	21,300	475,842
Tech Data Corp. *	17,200	513,420
Technitrol, Inc.	21,800	322,422
TTM Technologies, Inc. *	46,300	459,296

		7,992,197

Energy Equipment & Services (2.5%)
Basic Energy Services, Inc. *	32,913	701,047
Cal Dive International, Inc. *	156,000	1,653,600
Complete Production Services, Inc.	15,800	318,054
Dawson Geophysical Co. *	9,671	451,539
Gulfmark Offshore, Inc. *	28,500	1,279,080
IHS, Inc., Class A *	47,590	2,267,188
Natural Gas Services Group, Inc. *	23,470	410,021
Pioneer Drilling Co. *	12,600	167,580
RPC, Inc.	10,587	148,853
SEACOR Holdings, Inc. *	12,750	1,006,612
Superior Energy Services, Inc. *	5,800	180,612
Trico Marine Services, Inc. *	25,000	427,000
Union Drilling, Inc. *	6,900	73,071

		9,084,257

Food & Staples Retailing (1.5%)
Andersons, Inc. (The)	28,166	992,007
BJ’s Wholesale Club, Inc. *	37,810	1,469,297
Casey’s General Stores, Inc.	2,300	69,391
Nash Finch Co.	43,554	1,878,048
Pantry, Inc. (The) *	6,700	141,973
Ruddick Corp.	4,300	139,535
Spartan Stores, Inc.	33,400	830,992

		5,521,243

Food Products (0.5%)
Fresh Del Monte Produce, Inc. *	27,000	599,400
Ralcorp Holdings, Inc. *	19,854	1,338,358

		1,937,758

Health Care Equipment & Supplies (3.3%)
CONMED Corp. *	70,915	2,269,280
Haemonetics Corp. *	24,010	1,481,897
Invacare Corp.	22,400	540,736
Inverness Medical Innovations, Inc. *	66,640	1,999,200
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
IRIS International, Inc. *	71,350	$1,277,165
MAKO Surgical Corp *	82,500	636,075
SonoSite, Inc. *	58,150	1,825,910
STERIS Corp.	8,400	315,672
Teleflex, Inc.	25,600	1,625,344

		11,971,279

Health Care Providers & Services (2.9%)
Alliance Imaging, Inc. *	12,400	127,348
AMERIGROUP Corp. *	36,300	916,575
AMN Healthcare Services, Inc. *	11,400	200,298
Apria Healthcare Group, Inc. *	6,000	109,440
Assisted Living Concepts, Inc., Class A *	154,326	983,057
Bio-Reference Labs, Inc. *	84,200	2,433,380
Five Star Quality Care, Inc. *	73,450	275,437
Gentiva Health Services, Inc. *	48,600	1,309,284
HealthSpring, Inc. *	7,280	154,045
Hythiam, Inc. *	135,699	175,052
Landauer, Inc.	15,620	1,136,355
Magellan Health Services, Inc. *	9,500	390,070
Molina Healthcare, Inc. *	4,000	124,000
Pediatrix Medical Group, Inc. *	9,580	516,553
PSS World Medical, Inc. *	7,600	148,200
Psychiatric Solutions, Inc. *	10,000	379,500
RehabCare Group, Inc. *	6,100	110,410
Res-Care, Inc. *	20,200	366,428
Sunrise Senior Living, Inc. *	44,990	620,412

		10,475,844

Health Care Technology (0.0%)
MedAssets, Inc. *	7,100	122,120

Hotels, Restaurants & Leisure (2.3%)
Bob Evans Farms, Inc.	1,800	49,122
CBRL Group, Inc.	30,100	791,630
CEC Entertainment, Inc. *	22,600	750,320
Denny’s Corp. *	115,762	298,666
Domino’s Pizza, Inc. *	45,118	547,733
Einstein Noah Restaurant Group, Inc. *	3,800	38,304
Great Wolf Resorts, Inc. *	61,562	225,317
International Speedway Corp., Class A *	18,814	732,053
Jack in the Box, Inc. *	40,700	858,770
Multimedia Games, Inc. *	206,820	895,531
Papa John’s International, Inc. *	5,500	149,380
Ruby Tuesday, Inc.	124,790	722,534
Ruth’s Hospitality Group, Inc. *	27,600	108,468
Shuffle Master, Inc. *	143,071	728,231
Speedway Motorsports, Inc.	18,680	363,886
Texas Roadhouse, Inc., Class A *	111,555	1,002,879

		8,262,824

Household Durables (1.3%)
American Greetings Corp., Class A	33,700	515,273
Ethan Allen Interiors, Inc.	7,500	210,150
Furniture Brands International, Inc.	34,300	360,836
Harman International Industries, Inc.	4,900	166,943
Helen of Troy Ltd. *	22,100	503,217
Jarden Corp. *	3,472	81,419
Tupperware Brands Corp.	101,100	2,793,393

		4,631,231

Household Products (0.3%)
Church & Dwight Co., Inc.	18,500	1,148,665

Information Technology Services (1.5%)
CACI International, Inc., Class A *	11,369	569,587
CIBER, Inc. *	70,693	494,144
CSG Systems International, Inc. *	13,100	229,643
Forrester Research, Inc. *	3,700	108,484
Gartner, Inc. *	22,600	512,568
Global Cash Access Holdings, Inc. *	37,100	187,726
infoGROUP, Inc.	3,200	21,152
Mantech International Corp., Class A *	7,100	420,959
MAXIMUS, Inc.	2,200	81,048
Ness Technologies, Inc. *	55,410	635,553
NeuStar, Inc., Class A *	55,400	1,101,906
Perot Systems Corp., Class A *	47,740	828,289
SI International, Inc. *	4,300	129,215
Virtusa Corp. *	3,800	24,738

		5,345,012

Insurance (4.3%)
American Physicians Capital, Inc.	7,600	321,708
Amerisafe, Inc. *	56,000	1,019,200
Amtrust Financial Services, Inc.	81,740	1,110,847
Argo Group International Holdings Ltd. *	12,031	443,342
Aspen Insurance Holdings Ltd.	79,300	2,180,750
Assured Guaranty Ltd.	28,200	458,532
CastlePoint Holdings Ltd.	5,200	57,876
Delphi Financial Group, Inc., Class A	38,175	1,070,427
FPIC Insurance Group, Inc. *	6,300	323,757
Hallmark Financial Services *	5,800	52,722
Harleysville Group, Inc.	15,074	569,797
Infinity Property & Casualty Corp.	3,600	148,320
Max Capital Group Ltd.	34,800	808,404
Meadowbrook Insurance Group, Inc.	15,600	110,136
Navigators Group, Inc. *	11,600	672,800
Phoenix Cos., Inc. (The)	9,000	83,160
Platinum Underwriters Holdings Ltd.	37,200	1,319,856
PMA Capital Corp., Class A *	55,100	485,982
ProAssurance Corp. *	3,600	201,600
Reinsurance Group of America, Inc., Class B *	22,715	1,077,145
RLI Corp.	2,800	173,852
Safety Insurance Group, Inc.	19,000	720,670
SeaBright Insurance Holdings, Inc. *	11,700	152,100
Selective Insurance Group	41,089	941,760
United Fire & Casualty Co.	11,710	334,789
Zenith National Insurance Corp.	20,450	749,288

		15,588,820

Internet & Catalog Retail (0.2%)
NutriSystem, Inc. *	41,150	729,178

Internet Software & Services (0.5%)
EarthLink, Inc. *	63,400	538,900
Interwoven, Inc. *	24,400	344,528
SonicWALL, Inc. *	17,600	92,224
United Online, Inc.	64,938	611,067
ValueClick, Inc. *	4,485	45,881
Websense, Inc. *	4,100	91,635

		1,724,235

Leisure Equipment & Products (0.5%)
JAKKS Pacific, Inc. *	56,100	1,397,451
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (continued)
RC2 Corp. *	11,400	$228,000
Steinway Musical Instruments *	9,200	260,544

		1,885,995

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A *	8,800	872,256
Cambrex Corp. *	150,880	927,912
Exelixis, Inc. *	13,500	82,080
Medivation, Inc. *	3,500	92,610

		1,974,858

Machinery (3.8%)
Actuant Corp., Class A *	14,100	355,884
Applied Industrial Technologies, Inc.	61,250	1,649,463
Barnes Group, Inc.	88,000	1,779,360
Blount International, Inc. *	65,500	729,015
Cascade Corp.	8,000	350,480
CIRCOR International, Inc.	8,700	377,841
Columbus McKinnon Corp. *	14,813	349,142
Commercial Vehicle Group, Inc. *	6,400	45,504
Dynamic Materials Corp.	14,490	336,313
EnPro Industries, Inc. *	41,600	1,545,856
Hardinge, Inc.	37,619	477,761
Hurco Cos., Inc. *	14,817	438,139
IDEX Corp.	42,407	1,315,465
Imation Corp.	14,200	320,778
Kadant, Inc. *	1,400	31,878
Kennametal, Inc.	42,900	1,163,448
Mueller Industries, Inc.	15,700	361,257
Sauer-Danfoss, Inc.	12,483	308,205
Tennant Co.	8,200	280,932
Wabtec Corp.	29,430	1,507,699

		13,724,420

Marine (1.1%)
Eagle Bulk Shipping, Inc.	14,600	203,524
Genco Shipping & Trading Ltd.	15,400	511,896
Omega Navigation Enterprises, Inc., Class A	110,612	1,444,593
Paragon Shipping, Inc., Class A	50,442	429,766
Safe Bulkers, Inc.	67,250	733,025
TBS International Ltd., Class A *	54,468	733,139
Ultrapetrol Bahamas Ltd. *	12,570	98,674

		4,154,617

Media (1.5%)
Arbitron, Inc.	68,150	3,045,623
Cox Radio, Inc., Class A *	32,900	347,424
Entercom Communications Corp., Class A	21,500	107,930
Idearc, Inc.	45,300	56,625
Lee Enterprises, Inc.	41,800	146,300
Lin TV Corp., Class A *	4,100	21,156
Regal Entertainment Group, Class A	82,565	1,302,876
Scholastic Corp.	4,200	107,856
Sinclair Broadcast Group, Inc., Class A	66,400	334,656
Valassis Communications, Inc. *	7,500	64,950
Westwood One, Inc. *	27,800	15,290

		5,550,686

Metals & Mining (0.8%)
Commercial Metals Co.	33,538	566,457
Compass Minerals International, Inc.	10,100	529,139
Olympic Steel, Inc.	4,800	141,552
Schnitzer Steel Industries, Inc., Class A	12,833	503,567
Steel Dynamics, Inc.	38,688	661,178
Sutor Technology Group Ltd. *	43,500	143,115
Worthington Industries, Inc.	27,300	407,862

		2,952,870

Multi-Utility (0.7%)
Black Hills Corp.	3,700	114,959
PNM Resources, Inc.	28,800	294,912
Vectren Corp.	74,750	2,081,788

		2,491,659

Multiline Retail (0.1%)
Big Lots, Inc. *	13,000	361,790
Tuesday Morning Corp. *	20,556	84,896

		446,686

Natural Gas Utility (1.5%)
Laclede Group, Inc. (The)	5,500	266,695
New Jersey Resources Corp.	43,400	1,557,626
Nicor, Inc.	8,400	372,540
Northwest Natural Gas Co.	1,800	93,600
Piedmont Natural Gas Co.	10,931	349,355
South Jersey Industries, Inc.	19,600	699,720
Southwest Gas Corp.	36,200	1,095,412
WGL Holdings, Inc.	35,500	1,151,975

		5,586,923

Oil, Gas & Consumable Fuels (2.2%)
Alon USA Energy, Inc.	16,000	215,680
Berry Petroleum Co., Class A	4,611	178,584
Callon Petroleum Co. *	5,300	95,559
Comstock Resources, Inc. *	12,100	605,605
Energy Partners Ltd. *	10,556	91,520
Evergreen Energy, Inc. *	246,240	231,466
Foundation Coal Holdings, Inc.	28,370	1,009,405
GeoMet, Inc. *	17,659	96,065
Infinity Bio-Energy Ltd. *	155,500	303,225
Knightsbridge Tankers Ltd.	12,100	320,287
McMoRan Exploration Co. *	10,400	245,856
Parallel Petroleum Corp. *	22,730	214,117
Quicksilver Resources, Inc. *	12,900	253,227
Rosetta Resources, Inc. *	22,692	416,625
Southern Union Co.	15,100	311,815
Stone Energy Corp. *	29,565	1,251,486
Swift Energy Co. *	12,900	499,101
VAALCO Energy, Inc. *	22,300	152,532
Walter Industries, Inc.	8,400	398,580
Warren Resources, Inc. *	84,860	846,903
Western Refining, Inc.	18,700	189,057

		7,926,695

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc. *	126,887	1,039,205
Schweitzer-Mauduit International, Inc.	42,450	806,125

		1,845,330

Personal Products (0.4%)
Chattem, Inc. *	8,400	656,712
Physicians Formula Holdings, Inc. *	72,443	431,036
Prestige Brands Holdings, Inc. *	57,079	506,861

		1,594,609

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (1.2%)
Alpharma, Inc., Class A *	6,300	$232,407
Auxilium Pharmaceuticals, Inc. *	4,500	145,800
Cypress Bioscience, Inc. *	5,500	40,425
Endo Pharmaceuticals Holdings, Inc. *	32,350	647,000
KV Pharmaceutical Co., Class A *	102,800	2,334,588
Par Pharmaceutical Cos., Inc. *	4,400	54,076
Perrigo Co.	11,500	442,290
ULURU, Inc. *	9,100	9,100
Valeant Pharmaceuticals International *	7,600	155,572
ViroPharma, Inc. *	25,300	331,936

		4,393,194

Real Estate Investment Trusts (6.5%)
Anthracite Capital, Inc.	72,600	389,136
Anworth Mortgage Asset Corp.	47,100	278,832
Arbor Realty Trust, Inc.	17,200	172,000
Ashford Hospitality Trust, Inc.	397,780	1,611,009
Associated Estates Realty Corp.	4,300	56,029
BioMed Realty Trust, Inc.	31,700	838,465
Capital Trust, Inc., Class A	6,800	105,400
CBRE Realty Finance, Inc.	136,900	184,815
Cedar Shopping Centers, Inc.	31,900	421,718
DCT Industrial Trust, Inc.	90,100	674,849
DiamondRock Hospitality Co.	49,700	452,270
Duke Realty Corp.	8,000	196,640
Education Realty Trust, Inc.	134,500	1,490,260
Entertainment Properties Trust	38,300	2,095,776
Equity Lifestyle Properties, Inc.	11,200	593,936
Extra Space Storage, Inc.	6,800	104,448
First Potomac Realty Trust	21,800	374,742
Glimcher Realty Trust	26,300	274,572
Hersha Hospitality Trust	55,580	413,515
Home Properties, Inc.	3,900	226,005
Inland Real Estate Corp.	26,200	411,078
Lexington Realty Trust	178,130	3,067,399
LTC Properties, Inc.	16,700	489,644
Maguire Properties, Inc.	8,800	52,448
MFA Mortgage Investments, Inc.	152,000	988,000
National Retail Properties, Inc.	58,600	1,403,470
NorthStar Realty Finance Corp.	59,000	457,250
Omega Healthcare Investors, Inc.	29,300	576,038
Parkway Properties, Inc.	32,900	1,245,594
Pennsylvania Real Estate Investment Trust	24,900	469,365
Resource Capital Corp.	16,300	98,778
Saul Centers, Inc.	13,300	672,182
Senior Housing Properties Trust	62,200	1,482,226
Strategic Hotels & Resorts, Inc.	44,100	332,955
Sun Communities, Inc.	17,100	338,751
Sunstone Hotel Investors, Inc.	35,400	477,900
Urstadt Biddle Properties, Inc., Class A	700	13,125

		23,530,620

Road & Rail (0.3%)
Arkansas Best Corp.	11,200	377,328
Celadon Group, Inc. *	55,700	638,879
YRC Worldwide, Inc. *	11,300	135,148

		1,151,355

Semiconductors & Semiconductor Equipment (1.9%)
Actel Corp. *	8,900	111,072
Advanced Energy Industries, Inc. *	9,800	134,064
Amkor Technology, Inc. *	31,700	201,929
Applied Micro Circuits Corp. *	7,475	44,700
Asyst Technologies, Inc. *	5,600	13,440
Brooks Automation, Inc. *	8,500	71,060
Cirrus Logic, Inc. *	21,800	118,810
Cohu, Inc.	2,300	36,386
DSP Group, Inc. *	9,000	68,850
Eagle Test Systems, Inc. *	5,900	90,329
Entegris, Inc. *	36,038	174,424
Integrated Device Technology, Inc. *	164,500	1,279,810
Kulicke & Soffa Industries, Inc. *	16,000	72,160
Lattice Semiconductor Corp. *	20,000	41,200
MKS Instruments, Inc. *	17,200	342,452
Pericom Semiconductor Corp. *	4,800	50,400
Photronics, Inc. *	6,500	12,220
PMC — Sierra, Inc. *	80,100	594,342
RF Micro Devices, Inc. *	18,400	53,728
Semtech Corp. *	11,700	163,332
Silicon Image, Inc. *	197,680	1,055,611
Silicon Motion Technology Corp. ADR — TW*	16,264	76,116
Silicon Storage Technology, Inc. *	12,200	39,772
Skyworks Solutions, Inc. *	89,900	751,564
Standard Microsystems Corp. *	9,600	239,808
Teradyne, Inc. *	65,300	509,993
TriQuint Semiconductor, Inc. *	63,300	303,207
Zoran Corp. *	47,300	385,968

		7,036,747

Software (3.6%)
Actuate Corp. *	222,500	778,750
Aspen Technology, Inc. *	50,900	646,430
Corel Corp. *	56,652	481,542
Fair Isaac Corp.	40,800	940,848
JDA Software Group, Inc. *	10,200	155,142
Macrovision Solutions Corp. *	80,700	1,241,166
Mentor Graphics Corp. *	26,500	300,775
Parametric Technology Corp. *	25,571	470,506
Progress Software Corp. *	10,300	267,697
Quest Software, Inc. *	53,930	684,372
Solera Holdings, Inc. *	61,200	1,757,664
SPSS, Inc. *	2,500	73,400
Sybase, Inc. *	125,800	3,851,996
THQ, Inc. *	117,398	1,413,472
TIBCO Software, Inc. *	15,300	111,996

		13,175,756

Specialty Retail (3.2%)
Aaron Rents, Inc.	4,150	112,341
Asbury Automotive Group, Inc.	56,180	647,194
Brown Shoe Co., Inc.	35,500	581,490
Cabela’s, Inc. *	68,460	826,997
Cato Corp. (The), Class A	10,300	180,765
Charming Shoppes, Inc. *	206,617	1,010,357
Collective Brands, Inc. *	21,800	399,158
Conn’s, Inc. *	15,500	290,005
Dick’s Sporting Goods, Inc. *	11,910	233,198
Dress Barn, Inc. *	36,674	560,745
Finish Line (The), Class A	22,400	223,776
Guess?, Inc.	16,381	569,895
Gymboree Corp. *	20,900	741,950
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Jo-Ann Stores, Inc. *	3,500	$73,430
JOS. A. Bank Clothiers, Inc. *	24,900	836,640
Monro Muffler, Inc.	53,890	1,242,703
Rent-A-Center, Inc. *	99,500	2,216,860
Shoe Carnival, Inc. *	13,400	219,492
Stage Stores, Inc.	31,225	426,533
Systemax, Inc.	14,100	198,246
Tween Brands, Inc. *	2,300	22,517

		11,614,292

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp. *	3,300	343,464
Jones Apparel Group, Inc.	18,000	333,180
Maidenform Brands, Inc. *	22,400	325,024
Movado Group, Inc.	7,800	174,330
Oxford Industries, Inc.	2,000	51,660
Perry Ellis International, Inc. *	20,750	309,382
Phillips-Van Heusen Corp.	23,090	875,342
Quiksilver, Inc. *	7,500	43,050
Skechers USA, Inc., Class A *	9,600	161,568
Warnaco Group, Inc. (The) *	10,000	452,900
Wolverine World Wide, Inc.	20,000	529,200

		3,599,100

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	78,100	1,619,013
Berkshire Hills Bancorp, Inc.	700	22,400
Brookline Bancorp, Inc.	28,400	363,236
Dime Community Bancshares	23,750	361,475
Downey Financial Corp.	8,400	15,120
Federal Agricultural Mortgage Corp., Class C	12,800	52,480
First Financial Holdings, Inc.	8,200	214,676
First Niagara Financial Group, Inc.	59,696	940,212
First Place Financial Corp.	2,600	33,410
FirstFed Financial Corp. *	7,500	58,800
Flushing Financial Corp.	88,490	1,548,575
Northwest Bancorp, Inc.	29,230	804,994
Ocwen Financial Corp. *	15,400	123,970
Provident Financial Services, Inc.	25,500	421,005
TrustCo Bank Corp. NY	8,190	95,905
United Community Financial Corp.	44,500	222,500
Washington Federal, Inc.	16,316	301,030
WSFS Financial Corp.	6,100	366,000

		7,564,801

Tobacco (0.2%)
Universal Corp.	11,300	554,717

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc. *	31,080	485,469
Interline Brands, Inc. *	22,746	368,713
Rush Enterprises, Inc., Class A *	8,360	107,008
Watsco, Inc.	5,100	256,428

		1,217,618

Water Utility (0.1%)
American States Water Co.	5,100	196,350

Wireless Telecommunication Services (0.5%)
Centennial Communications Corp. *	47,800	298,272
Syniverse Holdings, Inc. *	87,800	1,458,358

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	4,200	$46,200

		1,802,830

Total Common Stocks		348,994,173

	Principal
	Amount	Value
U.S. Treasury Note (0.1%)
U.S. Treasury Notes, 4.63%, 11/30/08	$370,000	372,399

Warrants (0.0%)(a)(c)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/06/12	19,000	0

	Shares	Value
Mutual Funds (2.4%)(b)
Money Market Fund (2.4%)
AIM Liquid Assets Portfolio	8,637,561	8,637,561

Total Investments
(Cost $404,104,448) (d) — 98.3%		358,004,133
Other assets in excess of liabilities — 1.7%		6,134,930

NET ASSETS — 100.0%		$364,139,063

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(c)	Illiquid Security.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

TW	Taiwan
At September 30, 2008, the Fund’s open futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
9	Russell 2000 Futures	12/19/08	$3,055,950	$(181,587)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Short Term Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (3.9%)
Auto Loans (0.6%)(a)
Superior Wholesale Inventory Financing Trust, 2.59%, Series 2007-AE1, Class A, 01/15/12	$500,000	$460,005

Credit Card Loans (2.1%)
Advanta Business Card Master Trust, 5.00%, Series 2007-A2, Class A2, 03/20/13	255,000	240,944
Golden Credit Card Trust, 3.49%, Series 2008-3, Class A, 07/15/17(a)	1,000,000	1,000,000
National City Credit Card Master Trust, 4.65%, Series 2008-2, Class A, 11/15/11	375,000	370,702

		1,611,646

Student Loans (1.2%)(a)
Access Group, Inc., 2.98%, Series 2002-1, Class A2, 09/25/25	968,797	944,879

Total Asset-Backed Securities		3,016,530

Commercial Mortgage Backed Securities (12.0%)
Diversified Financial Services (12.0%)
Banc of America Commercial Mortgage, Inc., 4.13%, Series 2004-4, Class A3, 07/10/42	515,000	506,698
Bear Stearns Commercial Mortgage Securities, 4.32%, Series 2004-T16, Class A4, 02/13/46	600,000	574,631
Commercial Mortgage Pass-Through Certificates, 6.83%, Series 2001-J1A, Class C, 02/14/34(b)	975,000	984,285
GE Capital Commercial Mortgage Corp., 4.58%, Series 2005-C1, Class A3, 06/10/48	600,000	567,937
JPMorgan Chase Commercial Mortgage Securities Corp., 6.26%, Series 2001-CIBC, Class A3, 03/15/33	350,327	350,189
LB-UBS Commercial Mortgage Trust
5.14%, Series 2004-C4, Class A3, 06/15/29(a)	600,000	586,711
4.58%, Series 2004-C6, Class A4, 08/15/29	350,000	335,292
4.91%, Series 2005-C2, Class A3, 04/15/30	750,000	727,595
4.65%, Series 2005-C3, Class A3, 07/15/30	550,000	523,100
5.85%, Series 2007-C6, Class A2, 07/15/40	750,000	704,279
Morgan Stanley Capital I
5.71%, Series 2006-HQ9, Class A3, 07/12/44	1,000,000	936,504
4.73%, Series 2005-T19, Class A2, 06/12/47	415,000	405,145
4.83%, Series 2005-T19, Class A3, 06/12/47	750,000	712,087
4.54%, Series 2005-IQ9, Class A3, 07/15/56	910,000	855,879
Morgan Stanley Dean Witter Capital I, 6.39%, Series 2001-TOP5, Class A4, 10/15/35	500,000	498,767
Total Commercial Mortgage Backed Securities		9,269,099

Corporate Bonds (27.0%)
Banks (3.2%)
Bear Stearns Co., Inc., 6.95%, 08/10/12	867,000	875,778
Countrywide Financial Corp., 4.50%, 06/15/10	750,000	677,776
Wells Fargo Capital XIII, 7.70%, 12/29/49(a)	1,000,000	872,010

		2,425,564

Beverages (1.0%)(b)
SABMiller PLC, 5.70%, 01/15/14	750,000	732,012

Diversified Financial Services (3.2%)
Caterpillar Financial Services Corp., 6.20%, 09/30/13	1,000,000	999,972
General Electric Capital Corp., 4.88%, 10/21/10	750,000	726,097
Textron Financial Corp., 5.13%, 11/01/10	750,000	755,340

		2,481,409

Electric Utilities (2.3%)
Northern States Power, 4.75%, 08/01/10	500,000	504,905
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	732,750
Pacificorp, 7.00%, 07/15/09	500,000	510,890

		1,748,545

Food Processors (0.7%)
General Mills, Inc., 5.65%, 09/10/12	500,000	504,660

Insurance (0.9%)
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	724,655

Media (2.3%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,000,000	1,048,790
Time Warner Cable, Inc., 6.20%, 07/01/13	750,000	727,611

		1,776,401

Metals & Mining (0.8%)
WMC Finance USA Ltd., 5.13%, 05/15/13	600,000	592,674

Oil, Gas & Consumable Fuels (4.2%)
Energy Transfer Partners LP, 6.00%, 07/01/13	750,000	732,425
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,002,080
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	1,000,000	1,012,611
XTO Energy, Inc., 5.00%, 08/01/10	500,000	502,542

		3,249,658

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Short Term Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Oilfield Machinery & Services (0.9%)
Weatherford International Ltd., 5.15%, 03/15/13	$750,000	$722,287

Other Financial (3.6%)
American Honda Finance Corp., 6.70%, 10/01/13(b)	1,000,000	994,140
Covidien International Finance SA, 5.45%, 10/15/12	800,000	785,376
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	989,499

		2,769,015

Pharmaceuticals (0.6%)
Amgen, Inc., 4.00%, 11/18/09	500,000	495,281

Retailers (1.3%)(a)
CVS Caremark Corp., 4.32%, 09/10/10	1,000,000	997,116

Telecommunications (2.0%)
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	515,670
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	532,314
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	520,295

		1,568,279

Total Corporate Bonds		20,787,556

U.S. Government Sponsored & Agency Obligations (46.8%)
Federal Home Loan Bank System, 4.75%, 04/24/09	2,500,000	2,521,400
Federal Home Loan Mortgage Corp.
2.38%, 05/28/10	1,000,000	987,400
5.69%, 10/01/37	4,888,079	4,964,262
Federal National Mortgage Association
6.50%, 04/01/22	2,389,138	2,477,564
4.30%, 07/01/34	9,702,193	9,882,848
U.S. Treasury Bills, 2.00%, 12/18/08(c)	5,000,000	4,996,965
U.S. Treasury Bonds, 2.38%, 08/31/10	9,000,000	9,068,904
U.S. Treasury Notes
2.00%, 02/28/10	250,000	250,195
3.13%, 04/30/13	250,000	252,149
3.50%, 05/31/13	650,000	665,945

Total U.S. Government Sponsored & Agency Obligations		36,067,632

Repurchase Agreements (10.1%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $7,758,511, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $7,913,331	7,758,168	7,758,168

Total Investments
(Cost $77,730,182) (d) — 99.8%		76,898,985
Other assets in excess of liabilities — 0.2%		143,040

NET ASSETS — 100.0%		$77,042,025

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 3.52% of net assets.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
American Funds NVIT Growth Fund

	Shares	Value
Mutual Funds (100.0%)
Equity Fund (100.0%)
American Funds Growth Fund	3,742,956	$171,913,950

Total Investments
(Cost $240,133,326) (a) — 100.0%		171,913,950
Liabilities in excess of other assets — 0.0%		(84,205)

NET ASSETS — 100.0%		$171,829,745

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
American Funds NVIT Global Growth Fund

	Shares	Value
Mutual Funds (100.1%)
Equity Fund (100.1%)
American Funds Global Growth Fund	5,589,337	$100,105,022

Total Investments
(Cost $131,524,288) (a) — 100.1%		100,105,022
Liabilities in excess of other assets — (0.1)%		(130,814)

NET ASSETS — 100.0%		$99,974,208

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
American Funds NVIT Asset Allocation Fund

	Shares	Value
Mutual Funds (99.9%)
Equity Fund (99.9%)
American Funds Asset Allocation Fund	45,642,476	$683,267,859

Total Investments
(Cost $826,509,624) (a) — 99.9%		683,267,859
Other assets in excess of liabilities — 0.1%		518,253

NET ASSETS — 100.0%		$683,786,112

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
American Funds NVIT Bond Fund

	Shares	Value
Mutual Funds (99.9%)
Fixed Income Fund (99.9%)
American Funds Bond Fund	30,690,912	$318,264,755

Total Investments
(Cost $345,991,771) (a) — 99.9%		318,264,755
Other assets in excess of liabilities — 0.1%		224,122

NET ASSETS — 100.0%		$318,488,877

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
American Funds NVIT Growth-Income Fund

	Shares	Value
Mutual Funds (99.9%)
Equity Fund (99.9%)
American Funds Income Fund	7,133,349	$226,555,180

Total Investments
(Cost $282,818,069) (a) — 99.9%		226,555,180
Other assets in excess of liabilities — 0.1%		237,280

NET ASSETS — 100.0%		$226,792,460

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Investor Destinations Aggressive Fund

	Shares	Value
Mutual Funds (100.2%)(a)
Equity Funds (95.4%)
Nationwide International Index Fund, Institutional Class	8,968,254	$71,835,715
NVIT International Index Fund, Class Y	12,216,115	99,805,660
NVIT Mid Cap Index Fund, Class Y	5,739,691	87,358,102
NVIT S&P500 Index Fund, Class Y	29,079,112	235,540,811
NVIT Small Cap Index Fund, Class Y	7,085,500	57,888,534

		552,428,822

Fixed Income Fund (4.8%)
NVIT Bond Index Fund, Class Y	2,820,615	27,613,823

Total Investments
(Cost $716,829,948) (b) — 100.2%		580,042,645
Liabilities in excess of other assets — (0.2)%		(907,488)

NET ASSETS — 100.0%		$579,135,157

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund

	Shares or Principal Amount	Value
Mutual Funds (97.0%)(a)
Equity Funds (80.9%)
Nationwide International Index Fund, Institutional Class	23,602,250	$189,054,019
NVIT International Index Fund, Class Y	35,078,155	286,588,527
NVIT Mid Cap Index Fund, Class Y	19,089,838	290,547,329
NVIT S&P500 Index Fund, Class Y	84,625,821	685,469,152
NVIT Small Cap Index Fund, Class Y	11,782,954	96,266,737

		1,547,925,764

Fixed Income Funds (15.8%)
NVIT Bond Index Fund, Class Y	28,143,545	275,525,303
NVIT Enhanced Income Fund, Class Y	2,783,755	27,726,201

		303,251,504

Money Market Fund (0.3%)
NVIT Money Market Fund, Class Y	5,800,405	5,800,405

Total Mutual Funds		1,856,977,673

	Principal
	Amount	Value
Fixed Contract (3.1%)(a)(b)
Nationwide Fixed Contract, 4.00%	$59,391,718	59,391,718

Total Investments
(Cost $2,305,678,347) (c) — 100.1%		1,916,369,391
Liabilities in excess of other assets — (0.1)%		(1,847,017

NET ASSETS — 100.0%		$1,914,522,374

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Investor Destinations Moderate Fund

	Shares or Principal Amount	Value
Mutual Funds (90.0%)(a)
Equity Funds (61.2%)
Nationwide International Index Fund, Institutional Class	18,395,787	$147,350,257
NVIT International Index Fund, Class Y	29,625,343	242,039,055
NVIT Mid Cap Index Fund, Class Y	17,367,200	264,328,781
NVIT S&P500 Index Fund, Class Y	98,986,264	801,788,734
NVIT Small Cap Index Fund, Class Y	16,079,518	131,369,659

		1,586,876,486

Fixed Income Funds (27.1%)
NVIT Bond Index Fund, Class Y	64,009,785	626,655,798
NVIT Enhanced Income Fund, Class Y	7,638,681	76,081,261

		702,737,059

Money Market Fund (1.7%)
NVIT Money Market Fund, Class Y	43,241,501	43,241,501

Total Mutual Funds		2,332,855,046

	Principal
	Amount	Value
Fixed Contract (10.1%)(a)(b)
Nationwide Fixed Contract, 4.00%	$261,156,463	261,156,463

Total Investments
(Cost $2,963,325,449) (c) — 100.1%		2,594,011,509
Liabilities in excess of other assets — (0.1)%		(2,267,699)

NET ASSETS — 100.0%		$2,591,743,810

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund

	Shares or Principal Amount	Value
Mutual Funds (89.5%)(a)
Equity Funds (41.3%)
Nationwide International Index Fund, Institutional Class	2,143,818	$17,171,985
NVIT International Index Fund, Class Y	7,166,156	58,547,493
NVIT Mid Cap Index Fund, Class Y	5,071,954	77,195,146
NVIT S&P500 Index Fund, Class Y	19,272,108	156,104,072

		309,018,696

Fixed Income Funds (41.8%)
NVIT Bond Index Fund, Class Y	26,170,978	256,213,871
NVIT Enhanced Income Fund, Class Y	5,679,916	56,571,967

		312,785,838

Money Market Fund (6.4%)
NVIT Money Market Fund, Class Y	48,249,219	48,249,219

Total Mutual Funds		670,053,753

	Principal
	Amount	Value
Fixed Contract (10.7%)(a)(b)
Nationwide Fixed Contract, 4.00%	$80,327,695	80,327,695

Total Investments
(Cost $826,834,601) (c) — 100.2%		750,381,448
Liabilities in excess of other assets — (0.2)%		(1,693,234)

NET ASSETS — 100.0%		$748,688,214

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Investor Destinations Conservative Fund

	Shares or Principal Amount	Value
Mutual Funds (87.9%)(a)
Equity Funds (20.7%)
NVIT International Index Fund, Class Y	2,137,427	$17,462,782
NVIT Mid Cap Index Fund, Class Y	1,171,854	17,835,624
NVIT S&P500 Index Fund, Class Y	4,452,742	36,067,210

		71,365,616

Fixed Income Funds (55.2%)
NVIT Bond Index Fund, Class Y	13,821,024	135,307,821
NVIT Enhanced Income Fund, Class Y	5,529,560	55,074,413

		190,382,234

Money Market Fund (12.0%)
NVIT Money Market Fund, Class Y	41,355,575	41,355,575

Total Mutual Funds		303,103,425

	Principal
	Amount	Value
Fixed Contract (11.7%)(a)(b)
Nationwide Fixed Contract, 4.00%	$40,430,182	40,430,182

Total Investments
(Cost $361,535,583) (c) — 99.6%		343,533,607
Other assets in excess of liabilities — 0.4%		1,340,741

NET ASSETS — 100.0%		$344,874,348

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (2.7%)
Boeing Co.	153,250	$8,788,887
General Dynamics Corp.	82,370	6,064,079
Goodrich Corp.	25,561	1,063,338
Honeywell International, Inc.	151,656	6,301,307
L-3 Communications Holdings, Inc.	25,454	2,502,637
Lockheed Martin Corp.	68,965	7,563,392
Northrop Grumman Corp.	70,054	4,241,069
Precision Castparts Corp.	29,032	2,287,141
Raytheon Co.	86,509	4,629,097
Rockwell Collins, Inc.	32,724	1,573,697
United Technologies Corp.	199,047	11,954,763

		56,969,407

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	35,550	1,811,628
Expeditors International of Washington, Inc.	44,600	1,553,864
FedEx Corp.	64,578	5,104,245
United Parcel Service, Inc., Class B	208,140	13,089,925

		21,559,662

Airline (0.1%)
Southwest Airlines Co.	152,880	2,218,289

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) *	45,643	698,794
Johnson Controls, Inc.	119,488	3,624,071
Snap-on, Inc. (a)	9,956	524,283

		4,847,148

Automobiles (0.3%)(a)
Ford Motor Co. *	470,407	2,446,116
General Motors Corp.	118,606	1,120,827
Harley-Davidson, Inc.	49,156	1,833,519

		5,400,462

Beverages (2.8%)
Anheuser-Busch Cos., Inc.	148,378	9,626,765
Brown-Forman Corp., Class B (a)	15,279	1,097,185
Coca-Cola Co. (The)	410,334	21,698,462
Coca-Cola Enterprises, Inc.	60,180	1,009,219
Constellation Brands, Inc., Class A *	36,376	780,629
Molson Coors Brewing Co., Class B	29,282	1,368,933
Pepsi Bottling Group, Inc. (a)	29,001	845,959
PepsiCo, Inc.	323,137	23,029,974

		59,457,126

Biotechnology (1.7%)
Amgen, Inc. *	218,811	12,968,928
Biogen Idec, Inc. *	60,238	3,029,369
Celgene Corp. *	94,303	5,967,494
Genzyme Corp. *	55,797	4,513,419
Gilead Sciences, Inc. *	190,397	8,678,295

		35,157,505

Building Products (0.1%)(a)
Masco Corp.	75,360	1,351,958

Capital Markets (2.8%)
American Capital Ltd. (a)	43,567	1,111,394
Ameriprise Financial, Inc. (a)	45,401	1,734,318
Bank of New York Mellon Corp. (The)	232,998	7,591,075
Charles Schwab Corp. (The)	189,026	4,914,676
E*Trade Financial Corp. *(a)	112,884	316,075
Federated Investors, Inc., Class B (a)	18,933	545,838
Franklin Resources, Inc.	31,396	2,766,930
Goldman Sachs Group, Inc. (The) (a)	89,674	11,478,272
Invesco Ltd.	80,700	1,693,086
Janus Capital Group, Inc. (a)	30,062	729,905
Legg Mason, Inc.	29,697	1,130,268
Merrill Lynch & Co., Inc. (a)	316,010	7,995,053
Morgan Stanley	225,509	5,186,707
Northern Trust Corp.	46,044	3,324,377
State Street Corp.	88,921	5,057,827
T. Rowe Price Group, Inc.	53,814	2,890,350

		58,466,151

Chemicals (2.0%)
Air Products & Chemicals, Inc.	44,115	3,021,436
Ashland, Inc.	12,839	375,412
CF Industries Holdings, Inc.	11,800	1,079,228
Dow Chemical Co. (The) (a)	191,781	6,094,800
E.I. du Pont de Nemours & Co.	186,834	7,529,410
Eastman Chemical Co.	16,206	887,279
Ecolab, Inc.	34,057	1,652,446
Hercules, Inc.	19,417	384,262
International Flavors & Fragrances, Inc.	14,073	555,321
Monsanto Co.	113,506	11,234,824
PPG Industries, Inc.	34,295	2,000,084
Praxair, Inc.	65,339	4,687,420
Rohm & Haas Co.	25,466	1,782,620
Sigma-Aldrich Corp. (a)	26,509	1,389,602

		42,674,144

Commercial Banks (3.0%)
BB&T Corp. (a)	114,092	4,312,678
Comerica, Inc. (a)	32,340	1,060,429
Fifth Third Bancorp (a)	121,025	1,440,197
First Horizon National Corp. (a)	43,621	414,402
Huntington Bancshares, Inc. (a)	77,618	620,168
KeyCorp	103,781	1,239,145
M&T Bank Corp. (a)	16,660	1,486,905
Marshall & Ilsley Corp. (a)	54,455	1,097,268
National City Corp. (a)	167,893	293,813
PNC Financial Services Group, Inc.	71,585	5,347,399
Regions Financial Corp. (a)	145,231	1,394,218
SunTrust Banks, Inc. (a)	73,576	3,310,184
U.S. Bancorp	359,640	12,954,233
Wachovia Corp. (a)	428,729	1,500,551
Wells Fargo & Co.	683,031	25,634,153
Zions Bancorp. (a)	24,457	946,486

		63,052,229

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc. *	63,539	705,918
Avery Dennison Corp. (a)	22,554	1,003,202
Cintas Corp.	24,131	692,801
Equifax, Inc. (a)	28,182	970,870
Monster Worldwide, Inc. *(a)	25,595	381,621
Pitney Bowes, Inc.	39,625	1,317,928
Robert Half International, Inc. (a)	29,201	722,725
RR Donnelley & Sons Co.	39,933	979,556
Waste Management, Inc.	102,042	3,213,303

		9,987,924

Communications Equipment (2.6%)
Ciena Corp. *(a)	20,576	207,406
Cisco Systems, Inc. *	1,219,387	27,509,371
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Corning, Inc.	326,894	$5,112,622
Harris Corp.	28,100	1,298,220
JDS Uniphase Corp. *	46,393	392,485
Juniper Networks, Inc. *	112,899	2,378,782
Motorola, Inc.	458,219	3,271,683
QUALCOMM, Inc.	338,735	14,555,443
Tellabs, Inc. *	79,585	323,115

		55,049,127

Computers & Peripherals (4.4%)
Apple, Inc. *	182,861	20,783,982
Dell, Inc. *	360,813	5,946,198
EMC Corp. *	428,900	5,129,644
Hewlett-Packard Co.	505,529	23,375,661
International Business Machines Corp.	279,626	32,705,057
Lexmark International, Inc., Class A *(a)	20,077	653,908
NetApp, Inc. *	69,147	1,260,550
QLogic Corp. *(a)	28,153	432,430
SanDisk Corp. *(a)	45,782	895,038
Sun Microsystems, Inc. *	157,607	1,197,813
Teradata Corp. *	35,200	686,400

		93,066,681

Construction & Engineering (0.2%)
Fluor Corp.	37,266	2,075,716
Jacobs Engineering Group, Inc. *	24,100	1,308,871

		3,384,587

Construction Materials (0.1%)(a)
Vulcan Materials Co.	22,877	1,704,337

Consumer Finance (0.8%)
American Express Co.	240,028	8,504,192
Capital One Financial Corp. (a)	77,922	3,974,022
Discover Financial Services	95,732	1,323,016
MasterCard, Inc., Class A	14,800	2,624,484
SLM Corp. *	94,995	1,172,239

		17,597,953

Containers & Packaging (0.1%)
Ball Corp.	21,214	837,741
Bemis Co., Inc. (a)	16,839	439,835
Pactiv Corp. *	25,283	627,777
Sealed Air Corp.	29,087	639,623

		2,544,976

Distributors (0.1%)
Genuine Parts Co.	30,828	1,239,594

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	22,347	1,325,177
H&R Block, Inc.	64,350	1,451,093

		2,776,270

Diversified Financial Services (4.9%)
Bank of America Corp.	941,256	32,943,960
CIT Group, Inc. (a)	60,581	421,644
Citigroup, Inc.	1,124,043	23,054,122
CME Group, Inc.	13,905	5,165,846
IntercontinentalExchange, Inc. *	15,800	1,274,744
JPMorgan Chase & Co.	760,444	35,512,735
Leucadia National Corp. (a)	34,626	1,573,405
Moody’s Corp. (a)	41,303	1,404,302
NYSE Euronext	55,400	2,170,572

		103,521,330

Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,216,426	33,962,614
CenturyTel, Inc.	21,768	797,797
Embarq Corp.	30,054	1,218,690
Frontier Communications Corp. (a)	66,137	760,575
Qwest Communications International, Inc. (a)	298,846	965,273
Verizon Communications, Inc.	587,861	18,864,459
Windstream Corp.	82,505	902,605

		57,472,013

Electric Utilities (2.1%)
Allegheny Energy, Inc.	35,506	1,305,556
American Electric Power Co., Inc.	83,776	3,106,414
Duke Energy Corp.	262,563	4,576,473
Edison International	67,869	2,707,973
Entergy Corp.	39,892	3,550,787
Exelon Corp.	136,127	8,524,273
FirstEnergy Corp.	63,334	4,242,745
FPL Group, Inc.	84,780	4,264,434
Pepco Holdings, Inc.	37,300	854,543
Pinnacle West Capital Corp.	18,010	619,724
PPL Corp.	75,027	2,777,499
Progress Energy, Inc.	52,866	2,280,110
Southern Co. (a)	159,688	6,018,641

		44,829,172

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	33,538	1,339,843
Emerson Electric Co.	157,451	6,422,426
Rockwell Automation, Inc.	29,852	1,114,674

		8,876,943

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc. *	71,665	2,125,584
Amphenol Corp., Class A	37,000	1,485,180
Jabil Circuit, Inc.	42,897	409,237
Molex, Inc. (a)	25,886	581,141
Tyco Electronics Ltd.	93,509	2,586,459

		7,187,601

Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	64,038	3,876,861
BJ Services Co.	61,871	1,183,592
Cameron International Corp. *	45,600	1,757,424
ENSCO International, Inc.	30,002	1,729,015
Halliburton Co.	181,877	5,890,996
Nabors Industries Ltd. *	58,780	1,464,798
National Oilwell Varco, Inc. *	86,568	4,348,311
Noble Corp.	56,125	2,463,887
Rowan Cos., Inc.	24,172	738,455
Schlumberger Ltd.	247,648	19,338,832
Smith International, Inc.	45,008	2,639,269
Transocean, Inc.	66,077	7,257,898
Weatherford International Ltd. *	141,522	3,557,863

		56,247,201

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	90,126	5,851,881
CVS Caremark Corp.	296,296	9,973,323
Kroger Co. (The)	136,099	3,740,001
Safeway, Inc.	90,776	2,153,207
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc.	44,559	$966,930
SYSCO Corp.	125,135	3,857,912
Wal-Mart Stores, Inc.	462,832	27,719,008
Walgreen Co.	205,204	6,353,116
Whole Foods Market, Inc. (a)	30,466	610,234

		61,225,612

Food Products (1.7%)
Archer-Daniels-Midland Co. (a)	133,786	2,931,251
Campbell Soup Co.	44,420	1,714,612
ConAgra Foods, Inc.	94,716	1,843,173
Dean Foods Co. *(a)	28,586	667,769
General Mills, Inc.	69,801	4,796,725
H.J. Heinz Co.	64,971	3,242,703
Hershey Co. (The) (a)	34,845	1,377,771
Kellogg Co.	52,114	2,923,595
Kraft Foods, Inc., Class A	314,199	10,290,017
McCormick & Co., Inc., Non-Voting Shares	24,795	953,368
Sara Lee Corp.	141,166	1,782,927
Tyson Foods, Inc., Class A (a)	63,324	756,089
WM. Wrigley Jr. Co.	43,127	3,424,284

		36,704,284

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	129,974	8,530,194
Becton, Dickinson & Co.	50,587	4,060,113
Boston Scientific Corp. *	311,135	3,817,626
C.R. Bard, Inc.	20,823	1,975,478
Covidien Ltd.	104,010	5,591,578
Hospira, Inc. *	30,474	1,164,107
Intuitive Surgical, Inc. *	8,077	1,946,395
Medtronic, Inc.	233,402	11,693,440
St. Jude Medical, Inc. *	71,044	3,089,703
Stryker Corp.	49,408	3,078,118
Varian Medical Systems, Inc. *	26,076	1,489,722
Zimmer Holdings, Inc. *	46,864	3,025,540

		49,462,014

Health Care Providers & Services (2.0%)
Aetna, Inc.	96,951	3,500,901
AmerisourceBergen Corp.	33,309	1,254,084
Cardinal Health, Inc.	74,600	3,676,288
CIGNA Corp.	56,748	1,928,297
Coventry Health Care, Inc. *(a)	28,743	935,585
DaVita, Inc. *	21,700	1,237,117
Express Scripts, Inc. *	51,208	3,780,174
Humana, Inc. *(a)	35,214	1,450,817
Laboratory Corp. of America Holdings *(a)	23,323	1,620,948
McKesson Corp.	57,393	3,088,317
Medco Health Solutions, Inc. *	104,896	4,720,320
Patterson Cos., Inc. *	21,075	640,891
Quest Diagnostics, Inc.	33,160	1,713,377
Tenet Healthcare Corp. *(a)	82,763	459,335
UnitedHealth Group, Inc.	248,293	6,304,159
WellPoint, Inc. *	105,943	4,954,954

		41,265,564

Health Care Technology (0.0%)
IMS Health, Inc.	33,854	640,179

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	90,882	3,212,679
Darden Restaurants, Inc.	29,612	847,792
International Game Technology	62,615	1,075,726
Marriott International, Inc., Class A	61,883	1,614,527
McDonald’s Corp.	232,159	14,324,210
Starbucks Corp. *	152,077	2,261,385
Starwood Hotels & Resorts Worldwide, Inc.	39,208	1,103,313
Wyndham Worldwide Corp.	32,087	504,087
Yum! Brands, Inc.	93,979	3,064,655

		28,008,374

Household Durables (0.4%)
Black & Decker Corp. (a)	13,201	801,961
Centex Corp.	26,515	429,543
D.R. Horton, Inc.	58,058	755,915
Fortune Brands, Inc.	29,126	1,670,667
Harman International Industries, Inc.	11,194	381,379
KB Home (a)	17,453	343,475
Leggett & Platt, Inc. (a)	34,063	742,233
Lennar Corp., Class A (a)	30,330	460,713
Newell Rubbermaid, Inc.	58,395	1,007,898
Pulte Homes, Inc. (a)	45,199	631,430
Stanley Works (The)	13,912	580,687
Whirlpool Corp. (a)	15,528	1,231,215

		9,037,116

Household Products (2.8%)
Clorox Co.	28,917	1,812,807
Colgate-Palmolive Co.	104,772	7,894,570
Kimberly-Clark Corp.	86,084	5,581,686
Procter & Gamble Co.	626,353	43,650,541

		58,939,604

Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) *	140,644	1,644,128
Constellation Energy Group, Inc.	36,596	889,283
Dynegy, Inc., Class A *	89,841	321,631

		2,855,042

Industrial Conglomerates (3.2%)
3M Co.	144,717	9,885,618
General Electric Co.	2,053,434	52,362,567
Textron, Inc.	52,030	1,523,439
Tyco International Ltd.	95,610	3,348,262

		67,119,886

Information Technology Services (0.8%)
Affiliated Computer Services, Inc., Class A *	20,195	1,022,473
Automatic Data Processing, Inc.	102,563	4,384,568
Cognizant Technology Solutions Corp., Class A *	61,038	1,393,498
Computer Sciences Corp. *	31,647	1,269,994
Convergys Corp. *	22,449	331,796
Fidelity National Information Services, Inc.	35,377	653,060
Fiserv, Inc. *	34,407	1,628,139
Paychex, Inc.	66,913	2,210,136
Total System Services, Inc.	39,500	647,800
Unisys Corp. *	54,151	148,915
Western Union Co. (The)	148,625	3,666,579

		17,356,958

Insurance (3.0%)
Aflac, Inc.	98,767	5,802,561
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Allstate Corp. (The)	112,406	$5,184,165
American International Group, Inc. (a)	530,248	1,765,726
Aon Corp.	57,880	2,602,285
Assurant, Inc.	25,004	1,375,220
Chubb Corp.	75,026	4,118,927
Cincinnati Financial Corp. (a)	29,990	852,916
Genworth Financial, Inc., Class A (a)	89,305	768,916
Hartford Financial Services Group, Inc.	62,732	2,571,385
Lincoln National Corp.	53,617	2,295,344
Loews Corp.	75,495	2,981,297
Marsh & McLennan Cos., Inc.	106,555	3,384,187
MBIA, Inc. (a)	35,539	422,914
MetLife, Inc.	142,323	7,970,088
Principal Financial Group, Inc.	51,423	2,236,386
Progressive Corp. (The)	140,769	2,449,380
Prudential Financial, Inc. (a)	88,552	6,375,744
Torchmark Corp.	18,391	1,099,782
Travelers Cos., Inc. (The)	122,691	5,545,633
Unum Group	72,307	1,814,906
XL Capital Ltd., Class A	65,536	1,175,716

		62,793,478

Internet & Catalog Retail (0.3%)
Amazon.com, Inc. *	66,182	4,815,402
Expedia, Inc. *	41,400	625,554

		5,440,956

Internet Software & Services (1.5%)
Akamai Technologies, Inc. *(a)	35,911	626,288
eBay, Inc. *	223,405	4,999,804
Google, Inc., Class A *	49,327	19,756,450
VeriSign, Inc. *	40,483	1,055,796
Yahoo!, Inc. *	286,980	4,964,754

		31,403,092

Leisure Equipment & Products (0.2%)
Eastman Kodak Co. (a)	58,747	903,529
Hasbro, Inc.	27,062	939,593
Mattel, Inc.	75,380	1,359,855

		3,202,977

Life Sciences Tools & Services (0.4%)
Applied Biosystems, Inc.	35,307	1,209,265
Millipore Corp. *(a)	11,820	813,216
PerkinElmer, Inc.	21,272	531,162
Thermo Fisher Scientific, Inc. *	84,758	4,661,690
Waters Corp. *	20,809	1,210,667

		8,426,000

Machinery (1.7%)
Caterpillar, Inc.	126,092	7,515,083
Cummins, Inc.	40,864	1,786,574
Danaher Corp.	51,251	3,556,819
Deere & Co.	86,346	4,274,127
Dover Corp.	37,133	1,505,743
Eaton Corp.	34,707	1,949,839
Illinois Tool Works, Inc.	83,200	3,698,240
Ingersoll-Rand Co. Ltd., Class A	66,456	2,071,434
ITT Corp.	35,801	1,990,894
Manitowoc Co., Inc. (The)	25,900	402,745
PACCAR, Inc.	75,532	2,884,567
Pall Corp.	22,247	765,074
Parker Hannifin Corp.	35,048	1,857,544
Terex Corp. *(a)	20,622	629,384

		34,888,067

Media (2.6%)
CBS Corp., Class B	141,893	2,068,800
Comcast Corp., Class A	572,047	11,229,283
Comcast Corp., Special Class A	30,300	597,516
DIRECTV Group, Inc. (The) *	120,180	3,145,111
Gannett Co., Inc. (a)	48,018	811,984
Interpublic Group of Cos., Inc. *(a)	87,875	681,031
McGraw-Hill Cos., Inc. (The)	64,679	2,044,503
Meredith Corp. (a)	8,037	225,438
New York Times Co. (The), Class A (a)	28,163	402,449
News Corp., Class A	465,606	5,582,616
Omnicom Group, Inc.	66,505	2,564,433
Scripps Networks Interactive, Inc., Class A	17,800	646,318
Time Warner, Inc.	739,541	9,695,383
Viacom, Inc., Class B *	125,469	3,116,650
Walt Disney Co. (The)	387,350	11,887,771
Washington Post Co. (The), Class B	1,154	642,501

		55,341,787

Metals & Mining (0.9%)
AK Steel Holding Corp. (a)	23,100	598,752
Alcoa, Inc.	168,845	3,812,520
Allegheny Technologies, Inc. (a)	20,125	594,694
Freeport-McMoRan Copper & Gold, Inc.	79,555	4,522,702
Newmont Mining Corp.	94,884	3,677,704
Nucor Corp.	65,823	2,600,008
Titanium Metals Corp. (a)	17,600	199,584
United States Steel Corp.	24,416	1,894,926

		17,900,890

Multi-Utility (1.2%)
Ameren Corp.	42,455	1,657,019
CenterPoint Energy, Inc.	65,627	956,185
CMS Energy Corp. (a)	47,049	586,701
Consolidated Edison, Inc.	56,953	2,446,701
Dominion Resources, Inc.	117,254	5,016,126
DTE Energy Co.	34,569	1,381,032
Integrys Energy Group, Inc.	15,795	788,802
NiSource, Inc.	49,219	726,472
PG&E Corp.	74,723	2,798,376
Public Service Enterprise Group, Inc.	101,756	3,336,579
Sempra Energy	51,407	2,594,511
TECO Energy, Inc. (a)	46,464	730,879
Xcel Energy, Inc.	87,452	1,748,166

		24,767,549

Multiline Retail (0.8%)
Big Lots, Inc. *(a)	18,248	507,842
Dillard’s, Inc., Class A (a)	14,463	170,664
Family Dollar Stores, Inc.	29,506	699,292
J.C. Penney Co., Inc.	46,259	1,542,275
Kohl’s Corp. *	63,254	2,914,744
Macy’s, Inc.	87,805	1,578,734
Nordstrom, Inc. (a)	33,960	978,727
Sears Holdings Corp. *(a)	12,072	1,128,732
Target Corp.	156,193	7,661,267

		17,182,277

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Natural Gas Utility (0.1%)
Nicor, Inc. (a)	11,381	$504,747
Questar Corp.	35,649	1,458,757

		1,963,504

Office Electronics (0.1%)
Xerox Corp.	179,364	2,068,067

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp. (a)	97,214	4,715,851
Apache Corp.	69,319	7,228,585
Cabot Oil & Gas Corp.	21,900	791,466
Chesapeake Energy Corp. (a)	108,273	3,882,670
Chevron Corp.	424,119	34,981,335
ConocoPhillips	313,677	22,976,840
CONSOL Energy, Inc.	38,202	1,753,090
Devon Energy Corp.	91,514	8,346,077
El Paso Corp. (a)	146,320	1,867,043
EOG Resources, Inc.	51,678	4,623,114
Exxon Mobil Corp.	1,072,123	83,261,072
Hess Corp.	57,344	4,706,795
Marathon Oil Corp.	146,187	5,828,476
Massey Energy Co.	17,900	638,493
Murphy Oil Corp.	39,738	2,548,795
Noble Energy, Inc.	36,100	2,006,799
Occidental Petroleum Corp.	168,686	11,883,929
Peabody Energy Corp.	56,502	2,542,590
Pioneer Natural Resources Co.	25,100	1,312,228
Range Resources Corp.	32,500	1,393,275
Southwestern Energy Co. *	69,400	2,119,476
Spectra Energy Corp.	122,821	2,923,140
Sunoco, Inc.	24,539	873,098
Tesoro Corp. (a)	29,400	484,806
Valero Energy Corp.	108,549	3,289,035
Williams Cos., Inc.	120,030	2,838,709
XTO Energy, Inc.	113,882	5,297,791

		225,114,578

Paper & Forest Products (0.3%)
International Paper Co.	89,164	2,334,314
MeadWestvaco Corp.	37,624	877,015
Weyerhaeuser Co.	44,019	2,666,671

		5,878,000

Personal Products (0.2%)
Avon Products, Inc.	88,477	3,677,989
Estee Lauder Cos., Inc. (The), Class A	24,199	1,207,772

		4,885,761

Pharmaceuticals (6.6%)
Abbott Laboratories	318,234	18,323,914
Allergan, Inc.	63,858	3,288,687
Barr Pharmaceuticals, Inc. *	22,872	1,493,542
Bristol-Myers Squibb Co.	409,829	8,544,935
Eli Lilly & Co.	207,069	9,117,248
Forest Laboratories, Inc. *	63,628	1,799,400
Johnson & Johnson	576,830	39,962,782
King Pharmaceuticals, Inc. *	44,005	421,568
Merck & Co., Inc.	442,245	13,957,252
Mylan, Inc. *(a)	64,167	732,787
Pfizer, Inc.	1,391,451	25,658,356
Schering-Plough Corp.	331,984	6,131,745
Watson Pharmaceuticals, Inc. *	19,044	542,754
Wyeth	275,779	10,187,276

		140,162,246

Real Estate Investment Trusts (1.3%)
Apartment Investment & Management Co., Class A	19,468	681,769
AvalonBay Communities, Inc.	16,183	1,592,731
Boston Properties, Inc.	25,018	2,343,186
Developers Diversified Realty Corp. (a)	25,654	812,975
Equity Residential (a)	56,565	2,512,052
General Growth Properties, Inc.	49,498	747,420
HCP, Inc.	52,600	2,110,838
Host Hotels & Resorts, Inc.	108,951	1,447,959
Kimco Realty Corp. (a)	47,570	1,757,236
Plum Creek Timber Co., Inc. (a)	35,889	1,789,426
ProLogis	54,750	2,259,532
Public Storage	26,148	2,588,913
Simon Property Group, Inc.	46,756	4,535,332
Vornado Realty Trust (a)	28,592	2,600,442

		27,779,811

Real Estate Management & Development (0.0%)(a)
CB Richard Ellis Group, Inc., Class A *	34,650	463,271

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	58,573	5,413,902
CSX Corp.	84,551	4,613,948
Norfolk Southern Corp.	77,877	5,156,236
Ryder System, Inc.	11,971	742,202
Union Pacific Corp.	104,104	7,408,041

		23,334,329

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc. *(a)	128,814	676,274
Altera Corp.	63,152	1,305,983
Analog Devices, Inc.	60,883	1,604,267
Applied Materials, Inc.	278,732	4,217,215
Broadcom Corp., Class A *(a)	92,018	1,714,295
Intel Corp.	1,160,512	21,736,390
KLA-Tencor Corp.	36,461	1,153,991
Linear Technology Corp. (a)	47,016	1,441,511
LSI Corp. *	126,748	679,369
MEMC Electronic Materials, Inc. *	47,258	1,335,511
Microchip Technology, Inc. (a)	38,800	1,141,884
Micron Technology, Inc. *(a)	160,772	651,127
National Semiconductor Corp.	43,437	747,551
Novellus Systems, Inc. *(a)	21,549	423,222
NVIDIA Corp. *(a)	116,324	1,245,830
Teradyne, Inc. *	29,763	232,449
Texas Instruments, Inc.	271,644	5,840,346
Xilinx, Inc. (a)	58,132	1,363,195

		47,510,410

Software (3.8%)
Adobe Systems, Inc. *	110,080	4,344,858
Autodesk, Inc. *	46,926	1,574,367
BMC Software, Inc. *	39,941	1,143,511
C.A., Inc.	82,394	1,644,584
Citrix Systems, Inc. *	38,388	969,681
Compuware Corp. *	54,126	524,481
Electronic Arts, Inc. *	66,373	2,455,137
Intuit, Inc. *	67,071	2,120,114
Microsoft Corp.	1,620,851	43,260,513
Novell, Inc. *	71,354	366,760
Oracle Corp. *	808,808	16,426,891
Salesforce.com, Inc. *(a)	21,800	1,055,120
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Symantec Corp. *	174,335	$3,413,479

		79,299,496

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	18,431	727,103
AutoNation, Inc. *(a)	26,587	298,838
AutoZone, Inc. *	9,190	1,133,495
Bed Bath & Beyond, Inc. *(a)	54,465	1,710,746
Best Buy Co., Inc.	70,247	2,634,262
GameStop Corp., Class A *	34,200	1,169,982
Gap, Inc. (The)	97,923	1,741,071
Home Depot, Inc.	351,502	9,100,387
Lowe’s Cos., Inc.	303,352	7,186,409
Ltd Brands, Inc.	60,636	1,050,215
Office Depot, Inc. *	54,172	315,281
RadioShack Corp. (a)	29,632	512,041
Sherwin-Williams Co. (The)	20,765	1,186,927
Staples, Inc.	147,705	3,323,362
Tiffany & Co. (a)	26,123	927,889
TJX Cos., Inc.	87,257	2,663,084

		35,681,092

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc. *	70,154	1,756,656
Jones Apparel Group, Inc.	20,167	373,291
Liz Claiborne, Inc. (a)	20,532	337,341
Nike, Inc., Class B	81,401	5,445,727
Polo Ralph Lauren Corp.	11,972	797,814
V.F. Corp. (a)	18,337	1,417,634

		10,128,463

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	108,776	2,006,917
MGIC Investment Corp. (a)	22,011	154,737
Sovereign Bancorp, Inc. *(a)	101,381	400,455

		2,562,109

Tobacco (1.7%)
Altria Group, Inc.	426,493	8,461,621
Lorillard, Inc.	36,300	2,582,745
Philip Morris International, Inc.	425,493	20,466,213
Reynolds American, Inc. (a)	33,036	1,606,210
UST, Inc.	30,075	2,001,191

		35,117,980

Trading Companies & Distributors (0.1%)
Fastenal Co. (a)	27,100	1,338,469
W.W. Grainger, Inc.	13,729	1,194,011

		2,532,480

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A *	82,000	2,949,540
Sprint Nextel Corp.	578,993	3,531,857
		6,481,397

Total Common Stocks		2,101,564,490

	Principal
	Amount	Value
Repurchase Agreements (3.1%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $66,593,457, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $67,922,326	$66,590,516	$66,590,516

Securities Purchased With Collateral For Securities On Loan (2.6%)
Repurchase Agreement (2.6%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $54,040,002, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $55,117,358	54,036,625	54,036,625

Total Securities Purchased With Collateral For Securities On Loan		54,036,625

Total Investments
(Cost $2,625,128,874) (b) — 105.4%		2,222,191,631
Liabilities in excess of other assets — (5.4)%		(113,534,067)

NET ASSETS — 100.0%		$2,108,657,564

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of September 30, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
At Sept. 30, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)
35	S&P 500 Futures Dec 08	12/18/2008	$10,228,750	$(308,635)

			$10,228,750	$(308,635)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Mid Cap Growth Fund

	Shares	Value
Common Stocks (98.2%)
Aerospace & Defense (2.2%)
L-3 Communications Holdings, Inc.	13,200	$1,297,824
Rockwell Collins, Inc.	40,800	1,962,072

		3,259,896

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc. *	31,700	1,277,827

Beverages (1.6%)
Central European Distribution Corp. *	52,400	2,379,484

Capital Markets (3.1%)
Affiliated Managers Group, Inc. *	23,400	1,938,690
TD Ameritrade Holding Corp. *	167,200	2,708,640

		4,647,330

Chemicals (3.5%)
Airgas, Inc.	41,400	2,055,510
Albemarle Corp.	23,400	721,656
Ecolab, Inc.	51,000	2,474,520

		5,251,686

Commercial Services & Supplies (3.4%)
Dun & Bradstreet Corp.	28,900	2,727,004
Stericycle, Inc. *	38,600	2,273,926

		5,000,930

Communications Equipment (4.6%)
CommScope, Inc. *	83,900	2,906,296
Harris Corp.	85,400	3,945,480

		6,851,776

Computers & Peripherals (1.4%)
Logitech International SA *	34,500	804,540
NetApp, Inc. *	67,900	1,237,817

		2,042,357

Construction & Engineering (1.2%)
Aecom Technology Corp. *	72,310	1,767,256

Containers & Packaging (1.9%)
Ball Corp.	69,700	2,752,453

Distributors (1.5%)
LKQ Corp. *	130,900	2,221,373

Diversified Consumer Services (4.3%)
Apollo Group, Inc., Class A *	37,500	2,223,750
ITT Educational Services, Inc. *	26,900	2,176,479
New Oriental Education & Technology Group, Inc. ADR — CN*	29,500	1,895,080

		6,295,309

Diversified Financial Services (1.8%)
Interactive Brokers Group, Inc., Class A *	63,270	1,402,696
IntercontinentalExchange, Inc. *	16,260	1,311,857

		2,714,553

Electric Utility (0.9%)
Allegheny Energy, Inc.	35,800	1,316,366

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	42,100	1,689,894
Dolby Laboratories, Inc., Class A *	51,000	1,794,690

		3,484,584

Energy Equipment & Services (4.4%)
FMC Technologies, Inc. *	28,900	1,345,295
Helmerich & Payne, Inc.	32,500	1,403,675
National Oilwell Varco, Inc. *	30,300	1,521,969
Superior Energy Services, Inc. *	38,600	1,202,004
TETRA Technologies, Inc. *	70,300	973,655

		6,446,598

Health Care Equipment & Supplies (8.4%)
C.R. Bard, Inc.	23,400	2,219,958
Intuitive Surgical, Inc. *	6,900	1,662,762
Mindray Medical International Ltd. ADR — CN	37,200	1,254,756
St. Jude Medical, Inc. *	110,200	4,792,598
Varian Medical Systems, Inc. *	44,100	2,519,433

		12,449,507

Health Care Providers & Services (2.3%)
Express Scripts, Inc. *	26,200	1,934,084
Pediatrix Medical Group, Inc. *	26,700	1,439,664

		3,373,748

Hotels, Restaurants & Leisure (3.7%)
Burger King Holdings, Inc.	116,200	2,853,872
Penn National Gaming, Inc. *	97,800	2,598,546

		5,452,418

Household Durables (1.9%)
Jarden Corp. *	122,550	2,873,798

Household Products (1.5%)
Church & Dwight Co., Inc.	36,800	2,284,912

Information Technology Services (6.8%)
Alliance Data Systems Corp. *	67,900	4,303,502
Cognizant Technology Solutions Corp., Class A *	30,000	684,900
Fiserv, Inc. *	108,900	5,153,148

		10,141,550

Insurance (2.3%)
Brown & Brown, Inc.	73,000	1,578,260
W.R. Berkley Corp.	77,600	1,827,480

		3,405,740

Life Sciences Tools & Services (4.2%)
Covance, Inc. *	16,500	1,458,765
Thermo Fisher Scientific, Inc. *	39,400	2,167,000
Waters Corp. *	44,500	2,589,010

		6,214,775

Machinery (1.3%)
Bucyrus International, Inc.,	24,900	1,112,532
Cummins, Inc.	17,600	769,472

		1,882,004

Media (1.9%)
John Wiley & Sons, Inc., Class A	70,300	2,843,635

Oil, Gas & Consumable Fuels (5.2%)
Chesapeake Energy Corp.	67,500	2,420,550
Continental Resources, Inc. *	37,900	1,486,817
Encore Acquisition Co. *	33,400	1,395,452
XTO Energy, Inc.	52,562	2,445,184

		7,748,003

Personal Products (1.8%)
Alberto-Culver Co.	97,800	2,664,072

Road & Rail (2.1%)
J.B. Hunt Transport Services, Inc.	49,200	1,641,804
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Road & Rail (continued)
Knight Transportation, Inc.	90,200	$1,530,694

		3,172,498

Semiconductors & Semiconductor Equipment (2.8%)
Broadcom Corp., Class A *	99,000	1,844,370
Marvell Technology Group Ltd. *	117,100	1,089,030
MEMC Electronic Materials, Inc. *	17,700	500,202
ON Semiconductor Corp. *	115,000	777,400

		4,211,002

Software (3.1%)
Intuit, Inc. *	86,800	2,743,748
MICROS Systems, Inc. *	70,300	1,874,198

		4,617,946

Specialty Retail (1.9%)
GameStop Corp., Class A *	29,800	1,019,458
Guess?, Inc.	51,000	1,774,290

		2,793,748

Textiles, Apparel & Luxury Goods (3.5%)
Coach, Inc. *	94,900	2,376,296
Warnaco Group, Inc. (The) *	63,400	2,871,386

		5,247,682

Trading Companies & Distributors (2.7%)
Fastenal Co.	81,300	4,015,407

Wireless Telecommunication Services (1.7%)
NII Holdings, Inc. *	67,800	2,570,976

Total Common Stocks		145,673,199

	Principal
	Amount	Value
Repurchase Agreements (2.6%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $3,839,537, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $3,916,154	$3,839,367	3,839,367

Total Investments
(Cost $166,668,839) (a) — 100.8%		149,512,566
Liabilities in excess of other assets — (0.8)%		(1,135,528)

NET ASSETS — 100.0%		$148,377,038

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Value Fund

	Shares	Value
Common Stocks (95.4%)
AUSTRALIA (1.5%)(a)
Airline (0.3%)
Qantas Airways Ltd.	368,900	$940,172

Commercial Banks (0.6%)
Australia & New Zealand Banking Group Ltd.	78,587	1,213,727
National Australia Bank Ltd.	25,200	508,438

		1,722,165

Metals & Mining (0.4%)
BHP Billiton Ltd.	34,700	897,428
OZ Minerals Ltd.(b)	249,061	315,931

		1,213,359

Real Estate Management & Development (0.2%)
Lend Lease Corp. Ltd.	84,100	620,148

		4,495,844

BELGIUM (0.6%)(a)
Chemicals (0.5%)
Solvay SA	11,400	1,399,146

Diversified Financial Services (0.1%)(b)
Fortis	74,300	458,958

		1,858,104

BRAZIL (0.2%)
Commercial Banks (0.2%)
Banco do Brasil SA	24,300	285,867
Unibanco — Uniao de Bancos Brasileiros SA	1,900	191,748

		477,615

CANADA (2.4%)
Chemicals (0.2%)
Methanex Corp.	21,100	413,473

Commercial Banks (0.5%)
Canadian Imperial Bank of Commerce	14,800	849,609
National Bank of Canada	15,900	727,006

		1,576,615

Insurance (0.7%)
Fairfax Financial Holdings Ltd.(b)	2,500	801,551
Industrial Alliance Insurance and Financial Services, Inc.	13,300	422,500
Sun Life Financial, Inc.	24,600	860,075

		2,084,126

Metals & Mining (0.1%)
Inmet Mining Corp.	6,900	321,395

Multi-Utility (0.1%)
Atco Ltd., Class A	9,500	344,643

Oil, Gas & Consumable Fuels (0.8%)
Imperial Oil Ltd.	19,600	839,631
Petro-Canada	45,300	1,507,162
		2,346,793

		7,087,045

CHINA (0.6%)(a)
Commercial Banks (0.2%)
China Merchants Bank Co. Ltd.	319,000	770,377

Diversified Telecommunication Services (0.1%)
China Telecom Corp. Ltd.	382,000	156,775

Oil, Gas & Consumable Fuels (0.3%)
China Petroleum & Chemical Corp.	1,052,000	830,299

		1,757,451

FINLAND (1.0%)(a)
Communications Equipment (0.6%)
Nokia OYJ	89,870	1,675,965

Paper & Forest Products (0.4%)
Stora Enso OYJ, Class R	138,500	1,353,104

		3,029,069

FRANCE (17.0%)(a)
Auto Components (0.9%)
Compagnie Generale des Etablissements Michelin, Class B	41,380	2,679,897

Automobiles (0.6%)
Renault SA	28,000	1,784,167

Chemicals (0.2%)
Arkema	15,600	575,827

Commercial Banks (4.6%)
BNP Paribas	69,634	6,646,135
Credit Agricole SA	88,500	1,704,252
Societe Generale	58,757	5,277,366

		13,627,753

Construction Materials (0.5%)
Lafarge SA	12,797	1,347,180

Diversified Telecommunication Services (0.4%)
France Telecom SA	45,100	1,264,856

Electrical Equipment (0.4%)
Alstom SA	15,761	1,196,236

Hotels, Restaurants & Leisure (0.6%)
Sodexo	29,171	1,721,252

Insurance (0.6%)
AXA SA	55,528	1,817,413

Machinery (0.4%)
Vallourec	5,400	1,165,034

Media (1.4%)
Lagardere SCA	29,000	1,307,026
Vivendi	88,146	2,763,044

		4,070,070

Multi-Utility (1.4%)
GDF SUEZ	73,642	3,830,784
Suez SA	5,107	250,904

		4,081,688

Oil, Gas & Consumable Fuels (3.3%)
Total SA	161,117	9,786,445

Pharmaceuticals (1.7%)
Sanofi-Aventis SA	78,189	5,139,841

		50,257,659

GERMANY (12.0%)(a)
Airline (0.5%)
Deutsche Lufthansa AG	68,400	1,346,602

Automobiles (0.9%)
Daimler AG	51,932	2,621,905

Capital Markets (0.9%)
Deutsche Bank AG	38,400	2,787,937

Chemicals (1.5%)
BASF SE	63,600	3,069,519
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Value Fund

	Shares	Value
Common Stocks (continued)
GERMANY(a) (continued)
Chemicals (continued)
Lanxess	53,392	$1,469,453

		4,538,972

Construction & Engineering (0.1%)(b)
Bilfinger Berger AG	7,700	404,397

Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG	102,100	1,551,114

Electric Utility (1.8%)
E. ON AG	106,391	5,402,781

Food Products (0.2%)(b)
Suedzucker AG	29,300	424,989

Health Care Providers & Services (0.2%)(b)
Celesio AG	11,700	510,045

Hotels, Restaurants & Leisure (0.2%)
TUI AG	42,300	695,333

Insurance (3.8%)
Allianz SE	50,628	6,974,616
Muenchener Rueckversicherungs AG(b)	28,464	4,306,775

		11,281,391

Multi-Utility (0.3%)
RWE AG	8,210	787,819

Pharmaceuticals (0.9%)
Bayer AG	36,023	2,643,955

Semiconductors & Semiconductor Equipment (0.2%)(b)
Infineon Technologies AG*	114,500	642,095

		35,639,335

GREECE (0.8%)(a)
Commercial Banks (0.5%)
National Bank of Greece SA	35,923	1,455,556

Metals & Mining (0.3%)
Sidenor Steel Products Manufacturing Co. SA	107,889	797,432

		2,252,988

HONG KONG (0.5%)(a)
Diversified Telecommunication Services (0.0%)
China Netcom Group Corp. Ltd.	53,000	117,370

Real Estate Management & Development (0.5%)
Sun Hung Kai Properties Ltd.	137,000	1,411,800

		1,529,170

ISRAEL (0.1%)(a)
Chemicals (0.0%)
Makhteshim-Agan Industries Ltd.	28,482	181,750

Commercial Banks (0.0%)
Bank Hapoalim B.M.	11,600	34,990

Wireless Telecommunication Services (0.1%)
Partner Communications	10,130	191,551

		408,291

ITALY (2.6%)(a)
Commercial Banks (1.3%)
Intesa Sanpaolo SpA	683,160	3,756,555

Diversified Telecommunication Services (0.5%)
Telecom Italia SpA	693,600	1,032,120
Telecom Italia SpA — RSP	379,700	430,346

		1,462,466

Oil, Gas & Consumable Fuels (0.8%)
ENI SpA	91,100	2,414,356

		7,633,377

JAPAN (18.3%)
Airline (0.4%)(a) (b)
All Nippon Airways Co. Ltd.	335,000	1,193,557

Automobiles (3.5%)(a)
Honda Motor Co. Ltd.	121,800	3,695,052
Nissan Motor Co. Ltd.(b)	307,100	2,076,836
Toyota Motor Corp.	110,600	4,729,095

		10,500,983

Capital Markets (0.6%)(a)
Daiwa Securities Group, Inc.	262,000	1,908,608

Chemicals (1.0%)(a)
DIC Corp.(b)	140,000	265,186
Mitsubishi Chemical Holdings Corp.	242,000	1,279,331
Shin-Etsu Chemical Co. Ltd.	24,700	1,174,669
Tosoh Corp.(b)	110,000	324,639

		3,043,825

Commercial Banks (1.4%)(a)
Mitsubishi UFJ Financial Group, Inc.	140,500	1,225,368
Sumitomo Mitsui Financial Group, Inc.(b)	454	2,846,829

		4,072,197

Computers & Peripherals (0.9%)(a)
Fujitsu Ltd.	269,000	1,512,524
Toshiba Corp.(b)	272,000	1,186,430

		2,698,954

Consumer Finance (0.5%)(a)
ORIX Corp.	12,880	1,612,908

Diversified Telecommunication Services (0.7%)(a)
Nippon Telegraph & Telephone Corp.	464	2,071,331

Electric Utility (0.5%)(a)
Tokyo Electric Power Co., Inc. (The)	66,100	1,626,582

Electrical Equipment (0.4%)(a)
Mitsubishi Electric Corp.	173,000	1,167,407

Electronic Equipment & Instruments (0.4%)
Hitachi Ltd.	197,000	1,330,130

Household Durables (0.5%)(a)
Sharp Corp.	124,000	1,355,146

Household Products (0.4%)(a)
Kao Corp.	43,000	1,153,316

Leisure Equipment & Products (0.2%)(a) (b)
Namco Bandai Holdings, Inc.	63,700	700,390

Machinery (0.6%)(a)
Kubota Corp.	273,000	1,722,179

Marine (0.5%)(a) (b)
Mitsui OSK Lines Ltd.	168,000	1,459,850

Metals & Mining (1.7%)(a)
JFE Holdings, Inc.	99,000	3,071,034
Nippon Steel Corp.	369,000	1,393,228
Yamato Kogyo Co. Ltd.(b)	14,400	503,233

		4,967,495

Oil, Gas & Consumable Fuels (0.3%)(a) (b)
Nippon Mining Holdings, Inc.	184,000	741,262

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Value Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Semiconductors & Semiconductor Equipment (0.2%)(a) (b)
Elpida Memory, Inc.*	27,700	$520,694

Software (0.8%)(a)
Nintendo Co. Ltd.	5,400	2,290,862

Tobacco (0.9%)(a)
Japan Tobacco, Inc.	684	2,578,418

Trading Companies & Distributors (1.9%)(a)
Hitachi High-Technologies Corp.(b)	22,600	448,222
Marubeni Corp.	262,000	1,187,810
Mitsubishi Corp.	156,700	3,269,246
Mitsui & Co. Ltd.	50,000	620,804

		5,526,082

		54,242,176

NETHERLANDS (3.8%)(a)
Chemicals (0.2%)
Koninklijke DSM NV	10,600	501,304

Construction & Engineering (0.1%)(b)
Koninklijke BAM Groep NV	26,500	343,415

Diversified Financial Services (0.6%)
ING Groep NV CVA	78,200	1,676,195

Diversified Telecommunication Services (0.6%)
Koninklijke KPN NV	129,465	1,869,458

Food & Staples Retailing (0.6%)
Koninklijke Ahold NV	150,300	1,735,976

Food Products (0.5%)
Unilever NV CVA	55,358	1,558,043

Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	38,221	1,036,886

Insurance (0.3%)
Aegon NV	89,908	795,330

Metals & Mining (0.6%)
ArcelorMittal (XPAR)	32,500	1,646,117

		11,162,724

NORWAY (0.8%)(a)
Metals & Mining (0.2%)
Norsk Hydro ASA	83,200	563,120

Oil, Gas & Consumable Fuels (0.6%)
StatoilHydro ASA	79,900	1,899,548

		2,462,668

REPUBLIC OF KOREA (1.4%)(a)
Auto Components (0.1%)
Hyundai Mobis	3,000	232,410

Chemicals (0.2%)
LG Chem Ltd.	7,500	588,531

Commercial Banks (0.6%)
Hana Financial Group, Inc.	73,670	1,732,743

Semiconductors & Semiconductor Equipment (0.5%)
Hynix Semiconductor, Inc.*	35,600	589,985
Samsung Electronics Co. Ltd.	2,307	1,057,323

		1,647,308

		4,200,992

RUSSIAN FEDERATION (0.6%)(a)
Metals & Mining (0.3%)(b)
JSC MMC Norilsk Nickel ADR	56,500	789,280

Oil, Gas & Consumable Fuels (0.3%)
LUKOIL ADR	15,850	950,078

		1,739,358

SINGAPORE (0.1%)(a) (b)
Marine (0.1%)
Neptune Orient Lines Ltd.	336,000	428,617

SOUTH AFRICA (0.1%)
Commercial Banks (0.1%)(a)
Standard Bank Group Ltd.	20,978	241,500

Industrial Conglomerate (0.0%)
Bidvest Group Ltd.	13,450	172,372

		413,872

SPAIN (3.5%)(a)
Commercial Banks (1.9%)
Banco Santander SA — London International Exchange	369,201	5,535,125

Diversified Telecommunication Services (0.7%)
Telefonica SA	81,482	1,937,166

Electric Utility (0.4%)
Iberdrola SA	131,107	1,331,721

Oil, Gas & Consumable Fuels (0.5%)
Repsol YPF SA	52,700	1,561,589

		10,365,601

SWEDEN (1.6%)(a)
Commercial Banks (0.3%)
Nordea Bank AB	85,800	1,024,716

Communications Equipment (0.6%)
Telefonaktiebolaget LM Ericsson, Class B	174,000	1,653,014

Machinery (0.4%)
Atlas Copco AB, Class A	64,922	737,834
Volvo AB, Class B	42,950	388,169

		1,126,003

Paper & Forest Products (0.3%)
Svenska Cellulosa AB, Class B	99,000	1,049,108

		4,852,841

SWITZERLAND (5.7%)(a)
Capital Markets (3.3%)
Credit Suisse Group AG	139,665	6,524,372
UBS AG*	177,986	3,043,028

		9,567,400

Insurance (1.1%)
Zurich Financial Services AG	11,876	3,289,587

Pharmaceuticals (1.3%)
Novartis AG	37,280	1,963,299
Roche Holding AG	12,347	1,933,339

		3,896,638

		16,753,625

TAIWAN (1.3%)
Computers & Peripherals (0.1%)(a)
Asustek Computer, Inc.	67,436	133,505

Electronic Equipment & Instruments (0.3%)(a)
HON HAI Precision GDR	135,435	953,779

Metals & Mining (0.1%)(a)
China Steel Corp.	212,180	212,131

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Value Fund

	Shares	Value
Common Stocks (continued)
TAIWAN (continued)
Semiconductors & Semiconductor Equipment (0.8%)
Siliconware Precision Industries Co.(a)	155,540	$176,938
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	186,141	1,744,141
United Microelectronics Corp.(a)	1,517,340	488,887

		2,409,966

		3,709,381

THAILAND (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
PTT PCL	55,300	377,228
Thai Oil PCL	299,900	372,930

		750,158

UNITED KINGDOM (18.6%)(a)
Aerospace & Defense (0.7%)
BAE Systems PLC	280,809	2,069,799

Beverages (0.2%)
Britvic PLC	152,074	553,614

Commercial Banks (4.7%)
Barclays PLC	297,000	1,764,347
HBOS PLC	527,150	1,195,810
HSBC Holdings PLC	369,045	5,969,628
Royal Bank of Scotland Group PLC	1,504,442	4,852,489

		13,782,274

Diversified Telecommunication Services (0.5%)
BT Group PLC	544,848	1,579,310

Food Products (0.5%)
Associated British Foods PLC	116,000	1,471,804

Hotels, Restaurants & Leisure (0.2%)
TUI Travel PLC	178,892	691,629

Independent Power Producers & Energy Traders (0.7%)
International Power PLC	306,560	1,983,360

Insurance (0.4%)
RSA Insurance Group PLC	463,500	1,239,049

Media (0.1%)
ITV PLC	516,170	387,573

Metals & Mining (0.8%)
BHP Billiton PLC	68,423	1,549,839
Xstrata PLC	22,270	693,934

		2,243,773

Oil, Gas & Consumable Fuels (6.2%)
Afren PLC*	326,868	387,049
BP PLC	768,002	6,395,204
Royal Dutch Shell PLC, Class A	235,578	6,802,594
Royal Dutch Shell PLC, Class A	165,200	4,866,457

		18,451,304

Pharmaceuticals (1.1%)
GlaxoSmithKline PLC	144,000	3,118,968

Tobacco (0.6%)
Imperial Tobacco Group PLC	58,330	1,872,161

Wireless Telecommunication Services (1.9%)
Vodafone Group PLC	2,525,576	5,576,739

		55,021,357

Total Common Stocks		282,529,318

	Shares or
	Principal
	Amount	Value
Preferred Stocks (0.3%)
BRAZIL (0.2%)
Metals & Mining (0.2%)
Usinas Siderurgicas de Minas Gerais SA, Class A	19,575	$414,878

REPUBLIC OF KOREA (0.1%)(a)
Semiconductors & Semiconductor Equipment (0.1%)
Samsung Electronics Co. Ltd.	1,200	378,454

Total Preferred Stocks		793,332

Mutual Funds (2.0%)(c)
UNITED STATES (2.0%)
AIM Liquid Assets Portfolio	6,003,610	6,003,610

Securities Purchased With Collateral For Securities On Loan (4.8%)
Repurchase Agreement (4.8%)
Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $14,222,547, collateralized by U.S. Government Agency Mortgages ranging 3.17% - 6.00%, maturing 12/01/17 - 10/25/38; total market value of $14,506,091	$14,221,658	14,221,658

	Principal
	Amount	Value
Repurchase Agreement (1.0%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $2,882,931, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $2,940,460	2,882,804	2,882,804

Total Repurchase Agreement		2,882,804

Total Investments
(Cost $414,171,063) (d) — 103.5%		306,430,722
Liabilities in excess of other assets — (3.5)%		(10,375,595)

NET ASSETS — 100.0%		$296,055,127

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of September 30, 2008.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PCL	Public Company Limited
At September 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Australia Dollar	12/15/08	(4,807,000)	$(4,122,435)	$(3,782,228)	$340,207
Australia Dollar	11/12/08	(533,525)	(455,137)	(420,676)	34,461
British Pound	11/12/08	(4,088,312)	(7,615,295)	(7,282,663)	332,632
Canadian Dollar	11/12/08	(23,022,783)	(21,914,796)	(21,682,753)	232,043
Euro	12/15/08	(3,698,000)	(5,320,676)	(5,220,549)	100,127
Euro	11/12/08	(11,836,468)	(17,842,317)	(16,711,950)	1,130,367
Hong Kong Dollar	11/12/08	(8,088,473)	(1,049,162)	(1,042,534)	6,628
Japanese Yen	12/15/08	(2,556,777,000)	(23,975,270)	(24,321,109)	(345,839)
Japanese Yen	11/12/08	(340,413,711)	(3,187,189)	(3,223,360)	(36,171)
Norwegian Krone	11/12/08	(3,090,685)	(535,400)	(524,892)	10,508
Swiss Franc	12/15/08	(4,320,000)	(3,840,341)	(3,873,647)	(33,306)
Swiss Franc	11/12/08	(7,898,905)	(7,183,153)	(7,063,345)	119,808

Total Short Contracts			$(97,041,171)	$(95,149,706)	$1,891,465

Long Contracts:
Australia Dollar	12/15/08	1,102,000	$870,955	$867,072	$(3,883)
Australia Dollar	11/12/08	11,902,477	10,589,095	9,384,930	(1,204,164)
British Pound	11/12/08	3,106,425	5,633,778	5,533,589	(100,187)
Canadian Dollar	11/12/08	23,022,782	21,973,179	21,682,753	(290,426)
Euro	12/15/08	13,242,000	18,787,342	18,694,025	(93,317)
Euro	11/12/08	4,259,297	6,093,232	6,013,718	(79,515)
Hong Kong Dollar	11/12/08	17,530,681	2,250,542	2,259,553	9,012
Japanese Yen	12/15/08	321,357,000	3,066,883	3,056,879	(10,004)
Japanese Yen	11/12/08	1,071,621,247	9,956,417	10,147,127	190,710
Norwegian Krone	12/15/08	35,031,000	6,104,770	5,937,831	(166,939)
Norwegian Krone	11/12/08	10,371,856	1,972,455	1,761,455	(211,000)
Singapore Dollar	11/12/08	2,247,996	1,596,654	1,567,738	(28,916)
Swedish Krone	12/15/08	48,210,000	7,143,757	6,974,174	(169,583)
Swedish Krone	11/12/08	26,106,130	4,248,829	3,776,253	(472,576)
Swiss Franc	12/15/08	442,000	396,277	396,331	54

Total Long Contracts			$100,684,165	$98,053,428	$(2,630,734)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Aggressive Fund

	Shares	Value
Mutual Funds (99.6%)(a)
Equity Funds (94.8%)
NVIT Multi-Manager International Growth Fund, Class Y	120,878	$979,108
NVIT Multi-Manager International Value Fund, Class Y	97,747	980,399
NVIT Multi-Manager Large Cap Growth Fund, Class Y	150,989	1,322,662
NVIT Multi-Manager Large Cap Value Fund, Class Y	158,946	1,333,554
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	56,419	491,974
NVIT Multi-Manager Mid Cap Value Fund, Class Y	53,678	491,152
NVIT Multi-Manager Small Cap Growth Fund, Class Y	20,301	260,871
NVIT Multi-Manager Small Cap Value Fund, Class Y	29,564	262,228
NVIT Multi-Manager Small Company Fund, Class Y	9,153	130,707

		6,252,655

Fixed Income Funds (4.8%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	16,241	156,401
NVIT Core Bond Fund, Class Y	16,109	156,416

		312,817

Total Investments
(Cost $7,812,411) (b) — 99.6%		6,565,472
Other assets in excess of liabilities — 0.4%		28,274

NET ASSETS — 100.0%		$6,593,746

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Balanced Fund

	Shares	Value
Mutual Funds (97.9%)(a)
Equity Funds (50.1%)
NVIT Multi-Manager International Growth Fund, Class Y	657,738	$5,327,677
NVIT Multi-Manager International Value Fund, Class Y	531,874	5,334,701
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,283,726	11,245,437
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,351,375	11,338,036
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	511,661	4,461,681
NVIT Multi-Manager Mid Cap Value Fund, Class Y	486,800	4,454,223
NVIT Multi-Manager Small Cap Growth Fund, Class Y	69,041	887,182
NVIT Multi-Manager Small Cap Value Fund, Class Y	100,541	891,799
NVIT Multi-Manager Small Company Fund, Class Y	62,257	889,030

		44,829,766

Fixed Income Funds (42.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	1,325,595	12,765,478
NVIT Core Bond Fund, Class Y	1,314,807	12,766,773
NVIT Short-Term Bond Fund, Class Y	1,208,709	11,990,391

		37,522,642

Money Market Fund (5.8%)
NVIT Money Market Fund, Class Y	5,169,820	5,169,820

Total Investments
(Cost $95,185,080) (b) — 97.9%		87,522,228
Other assets in excess of liabilities — 2.1%		1,865,371

NET ASSETS — 100.0%		$89,387,599

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Capital Appreciation Fund

	Shares	Value
Mutual Funds (99.3%)(a)
Equity Funds (70.5%)
NVIT Multi-Manager International Growth Fund, Class Y	1,121,424	$9,083,530
NVIT Multi-Manager International Value Fund, Class Y	906,830	9,095,506
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,680,932	14,724,967
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,769,513	14,846,218
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	680,446	5,933,486
NVIT Multi-Manager Mid Cap Value Fund, Class Y	647,384	5,923,568
NVIT Multi-Manager Small Cap Growth Fund, Class Y	141,256	1,815,143
NVIT Multi-Manager Small Cap Value Fund, Class Y	205,703	1,824,589
NVIT Multi-Manager Small Company Fund, Class Y	63,688	909,462

		64,156,469

Fixed Income Funds (25.9%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	904,040	8,705,904
NVIT Core Bond Fund, Class Y	896,682	8,706,787
NVIT Short-Term Bond Fund, Class Y	618,244	6,132,977

		23,545,668

Money Market Fund (2.9%)
NVIT Money Market Fund, Class Y	2,644,317	2,644,317
Total Investments
(Cost $101,658,778) (b) — 99.3%		90,346,454
Other assets in excess of liabilities — 0.7%		661,736

NET ASSETS — 100.0%		$91,008,190

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Conservative Fund

	Shares	Value
Mutual Funds (98.7%)(a)
Equity Funds (20.5%)
NVIT Multi-Manager International Growth Fund, Class Y	103,177	$835,731
NVIT Multi-Manager International Value Fund, Class Y	83,433	836,833
NVIT Multi-Manager Large Cap Growth Fund, Class Y	193,318	1,693,465
NVIT Multi-Manager Large Cap Value Fund, Class Y	203,505	1,707,409
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	96,315	839,863
NVIT Multi-Manager Mid Cap Value Fund, Class Y	91,635	838,459

		6,751,760

Fixed Income Funds (68.3%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	665,410	6,407,900
NVIT Core Bond Fund, Class Y	659,995	6,408,549
NVIT Short-Term Bond Fund, Class Y	975,113	9,673,117

		22,489,566

Money Market Fund (9.9%)
NVIT Money Market Fund, Class Y	3,243,875	3,243,875

Total Investments
(Cost $33,675,184) (b) — 98.7%		32,485,201
Other assets in excess of liabilities — 1.3%		428,964

NET ASSETS — 100.0%		$32,914,165

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Moderate Fund

	Shares	Value
Mutual Funds (99.7%)(a)
Equity Funds (61.0%)
NVIT Multi-Manager International Growth Fund, Class Y	729,634	$5,910,034
NVIT Multi-Manager International Value Fund, Class Y	590,013	5,917,826
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,367,085	11,975,666
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,439,127	12,074,277
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	454,071	3,959,503
NVIT Multi-Manager Mid Cap Value Fund, Class Y	432,009	3,952,884
NVIT Multi-Manager Small Cap Growth Fund, Class Y	122,541	1,574,653
NVIT Multi-Manager Small Cap Value Fund, Class Y	178,450	1,582,847
NVIT Multi-Manager Small Company Fund, Class Y	55,250	788,966

		47,736,656

Fixed Income Funds (33.8%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	980,329	9,440,564
NVIT Core Bond Fund, Class Y	972,350	9,441,521
NVIT Short-Term Bond Fund, Class Y	766,189	7,600,592

		26,482,677

Money Market Fund (4.9%)
NVIT Money Market Fund, Class Y	3,823,281	3,823,281

Total Investments
(Cost $86,507,748) (b) — 99.7%		78,042,614
Other assets in excess of liabilities — 0.3%		197,216

NET ASSETS — 100.0%		$78,239,830

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund

	Shares	Value
Mutual Funds (98.8%)(a)
Equity Funds (79.8%)
NVIT Multi-Manager International Growth Fund, Class Y	1,196,456	$9,691,297
NVIT Multi-Manager International Value Fund, Class Y	967,505	9,704,074
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,569,226	13,746,421
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,651,921	13,859,614
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	670,129	5,843,527
NVIT Multi-Manager Mid Cap Value Fund, Class Y	637,569	5,833,759
NVIT Multi-Manager Small Cap Growth Fund, Class Y	120,566	1,549,273
NVIT Multi-Manager Small Cap Value Fund, Class Y	175,573	1,557,336
NVIT Multi-Manager Small Company Fund, Class Y	54,359	776,250

		62,561,551

Fixed Income Funds (19.0%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	578,717	5,573,042
NVIT Core Bond Fund, Class Y	574,007	5,573,608
NVIT Short-Term Bond Fund, Class Y	376,920	3,739,044

		14,885,694

Total Investments
(Cost $88,660,134) (b) — 98.8%		77,447,245
Other assets in excess of liabilities — 1.2%		962,537

NET ASSETS — 100.0%		$78,409,782

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Cardinal Moderately Conservative Fund

	Shares	Value
Mutual Funds (99.5%)(a)
Equity Funds (41.0%)
NVIT Multi-Manager International Growth Fund, Class Y	160,785	$1,302,356
NVIT Multi-Manager International Value Fund, Class Y	130,017	1,304,073
NVIT Multi-Manager Large Cap Growth Fund, Class Y	301,256	2,639,000
NVIT Multi-Manager Large Cap Value Fund, Class Y	317,131	2,660,731
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	150,091	1,308,795
NVIT Multi-Manager Mid Cap Value Fund, Class Y	142,799	1,306,608

		10,521,563

Fixed Income Funds (50.6%)
Lehman Brothers NVIT Core Plus Bond Fund, Class Y	453,660	4,368,748
NVIT Core Bond Fund, Class Y	449,968	4,369,191
NVIT Short-Term Bond Fund, Class Y	430,542	4,270,978

		13,008,917

Money Market Fund (7.9%)
NVIT Money Market Fund, Class Y	2,022,029	2,022,029

Total Investments
(Cost $27,340,782) (b) — 99.5%		25,552,509
Other assets in excess of liabilities — 0.5%		128,251

NET ASSETS — 100.0%		$25,680,760

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (86.1%)
ARGENTINA (0.0%)
Internet Software & Services (0.0%)
MercadoLibre, Inc.*	5,532	$112,576

AUSTRALIA (3.0%)
Biotechnology (0.3%)(a)
CSL Ltd.	31,600	957,018

Chemicals (0.1%)
Incitec Pivot Ltd.*	47,500	190,252

Construction & Engineering (0.0%)(a)
Boart Longyear Group	136,600	123,176

Health Care Equipment & Supplies (0.9%)(a)
Cochlear Ltd.	56,305	2,697,196

Health Care Providers & Services (0.2%)(a)
Sonic Healthcare Ltd.	45,200	480,660

Metals & Mining (1.3%)(a)
BHP Billiton Ltd.	133,185	3,444,496
MacArthur Coal Ltd.	15,855	134,193
OneSteel Ltd.	60,800	224,835

		3,803,524

Oil, Gas & Consumable Fuels (0.1%)(a)
Arrow Energy Ltd.*	91,000	213,504
Textiles, Apparel & Luxury Goods (0.1%)(a)
Billabong International Ltd.	20,700	231,068

		8,696,398

BELGIUM (1.7%)(a)
Beverages (1.2%)
InBev NV	57,550	3,423,429

Commercial Banks (0.4%)
KBC Groep NV	12,730	1,107,244

Electrical Equipment (0.1%)
Bekaert SA	3,600	480,594

		5,011,267

BERMUDA (0.3%)(a)
Energy Equipment & Services (0.3%)
Seadrill Ltd.	35,300	731,681

BRAZIL (0.9%)
Diversified Telecommunication Services (0.2%)
Global Village Telecom Holding SA*	38,500	571,712

Oil, Gas & Consumable Fuels (0.7%)
Petroleo Brasileiro SA ADR	58,144	2,175,749

		2,747,461

CANADA (3.8%)
Chemicals (0.2%)
Agrium, Inc.	7,600	426,208
Nova Chemicals Corp.	9,200	207,920

		634,128

Food & Beverage (0.0%)
Saputo, Inc.	2,400	56,955

Internet Software & Services (0.3%)
Open Text Corp.*	27,100	937,118

Metals & Mining (0.3%)
Agnico-Eagle Mines Ltd.	12,000	655,263

Oil, Gas & Consumable Fuels (2.0%)
Canadian Natural Resources Ltd.	32,400	2,222,932
Crescent Point Energy Trust	5,200	151,993
Oilexco, Inc.	31,200	306,429
Suncor Energy, Inc.	75,500	3,122,180

		5,803,534

Road & Rail (0.8%)
Canadian National Railway Co.	45,100	2,152,423

Textiles, Apparel & Luxury Goods (0.2%)
Gildan Activewear, Inc.	14,400	320,075
Lululemon Athletica, Inc.*	13,400	308,602

		628,677

		10,868,098

CHINA (0.6%)
Electrical Equipment (0.3%)
China High Speed Transmission Equipment Group Co. Ltd.(a)	365,000	668,044
Suntech Power Holdings Co. Ltd. ADR*	6,200	222,394

		890,438

Health Care Equipment & Supplies (0.1%)
Mindray Medical International Ltd. ADR	5,900	199,007

Machinery (0.1%)
China South Locomotive and Rolling Stock Corp.*	1,181,382	448,842

Media (0.1%)
Focus Media Holding Ltd. ADR*	11,400	325,014

		1,863,301

DENMARK (1.5%)(a)
Biotechnology (0.1%)
Genmab AS*	5,700	326,874

Chemicals (0.1%)
Novozymes AS, Class B	3,100	276,300

Construction & Engineering (0.1%)
FLSmidth & Co. AS	8,500	431,687

Insurance (0.1%)
Topdanmark AS*	2,700	386,975

Pharmaceuticals (1.1%)
Novo Nordisk AS, Class B	59,000	3,059,215

		4,481,051

FINLAND (0.7%)(a)
Auto Components (0.3%)
Nokian Renkaat OYJ	37,000	890,202

Communications Equipment (0.4%)
Nokia OYJ	65,492	1,221,345

		2,111,547

FRANCE (5.1%)(a)
Commercial Banks (1.6%)
BNP Paribas	49,180	4,693,927

Electrical Equipment (0.3%)
Nexans SA	8,100	720,470

Information Technology Services (0.7%)
Cap Gemini SA	44,579	2,105,648

Insurance (1.1%)
AXA SA	99,541	3,257,944

Office Electronics (0.1%)
Neopost SA	2,300	216,849

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Oil, Gas & Consumable Fuels (1.3%)
Total SA	61,022	$3,706,551

		14,701,389

GERMANY (6.2%)
Automobiles (0.4%)(a)
Daimler AG	21,413	1,081,084

Chemicals (0.1%)(a)
K+S AG	4,900	348,847

Diversified Financial Services (0.4%)(a)
Deutsche Boerse AG	13,081	1,211,305

Electrical Equipment (0.3%)
SGL Carbon AG*(a)	8,100	321,738
SMA Solar Technology AG*	1,400	103,459
Solarworld AG(a)	13,000	566,824

		992,021

Industrial Conglomerate (1.1%)(a)
Siemens AG	32,190	3,027,270

Pharmaceuticals (2.9%)(a)
Bayer AG	72,175	5,297,378
Merck KGAA	27,615	2,944,531

		8,241,909

Textiles, Apparel & Luxury Goods (1.0%)(a)
Puma AG Rudolf Dassler Sport	10,625	2,925,863

		17,828,299

GREECE (0.9%)(a)
Commercial Banks (0.4%)
Piraeus Bank SA	47,500	988,902

Hotels, Restaurants & Leisure (0.5%)
OPAP SA	47,542	1,459,049

Oil, Gas & Consumable Fuels (0.0%)
Motor Oil Hellas Corinth Refineries SA	6,300	94,681

		2,542,632

GUERNSEY (0.1%)
Software (0.1%)
Amdocs Ltd.*	15,800	432,604

HONG KONG (3.6%)(a)
Distributors (0.5%)
Li & Fung Ltd.	648,000	1,585,737

Electronic Equipment & Instruments (0.2%)
Kingboard Chemical Holdings Ltd.	156,000	532,677

Food Products (0.1%)
China Yurun Food Group Ltd.	180,000	234,724

Industrial Conglomerate (1.1%)
Hutchison Whampoa Ltd.	399,000	3,064,635

Marine (0.0%)
Pacific Basin Shipping Ltd.	119,000	98,940

Real Estate Investment Trusts (0.2%)
Link REIT (The)	355,500	739,026

Specialty Retail (0.7%)
Esprit Holdings Ltd.	313,600	1,943,934

Trading Companies & Distributors (0.2%)
Noble Group Ltd.	529,200	503,733

Wireless Telecommunication Services (0.6%)
China Mobile Ltd.	185,517	1,858,509

		10,561,915

INDIA (2.2%)
Electrical Equipment (0.6%)(a)
Bharat Heavy Electricals Ltd.	50,147	1,731,113

Information Technology Services (1.6%)
Infosys Technologies Ltd. ADR	136,854	4,558,607

		6,289,720

INDONESIA (0.4%)(a)
Automobiles (0.4%)
PT Astra International Tbk	590,500	1,053,869

IRELAND (1.0%)
Construction Materials (0.5%)(a)
CRH PLC	70,551	1,492,800
CRH PLC (London Exchange)	63	1,346

		1,494,146

Life Sciences Tools & Services (0.5%)
ICON PLC ADR*	36,800	1,407,600

		2,901,746

ISRAEL (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries Ltd. ADR	125,111	5,728,833

ITALY (2.4%)(a)
Aerospace & Defense (0.9%)
Finmeccanica SpA	119,973	2,600,351

Electrical Equipment (0.3%)
Prysmian SpA	48,200	947,998

Oil, Gas & Consumable Fuels (1.2%)
ENI SpA	123,039	3,260,812
ERG SpA	13,400	222,311
		3,483,123

		7,031,472

JAPAN (8.9%)(a)
Auto Components (0.1%)
Sumitomo Rubber Industries, Inc.	40,100	357,300

Automobiles (1.6%)
Suzuki Motor Corp.	76,600	1,419,535
Toyota Motor Corp.	75,100	3,211,166

		4,630,701

Chemicals (0.1%)
UBE Industries Ltd.	166,000	447,653

Commercial Services & Supplies (0.1%)
Nissha Printing Co. Ltd.	6,300	304,254

Construction & Engineering (0.2%)
JGC Corp.	33,000	529,506

Electrical Equipment (0.3%)
Furukawa Electric Co. Ltd.	118,000	521,148
Toyo Tanso Co. Ltd.	7,800	418,718

		939,866

Electronic Equipment & Instruments (2.3%)
Hosiden Corp.	15,000	216,085
Keyence Corp.	14,500	2,892,913
Nidec Corp.	59,500	3,660,880

		6,769,878

Food & Staples Retailing (0.2%)
FamilyMart Co. Ltd.	12,200	516,299

Food Products (0.1%)
Toyo Suisan Kaisha Ltd.	13,000	329,609

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Industrial Conglomerate (0.2%)
Hankyu Hanshin Holdings, Inc.	103,000	$473,166

Insurance (0.1%)
Aioi Insurance Co. Ltd.	35,000	174,602

Leisure Equipment & Products (0.3%)
Shimano, Inc.	21,900	754,034

Machinery (1.9%)
Fanuc Ltd.	38,100	2,866,736
Japan Steel Works Ltd. (The)	78,000	969,912
Komatsu Ltd.	103,800	1,699,602

		5,536,250

Metals & Mining (0.1%)
Hitachi Metals Ltd.	20,000	239,075
Tokyo Steel Manufacturing Co. Ltd.	7,800	86,197

		325,272

Real Estate Management & Development (0.2%)
Aeon Mall Co. Ltd.	20,300	605,113

Software (0.9%)
Capcom Co. Ltd.	25,800	739,172
Nintendo Co. Ltd.	4,300	1,824,204

		2,563,376

Specialty Retail (0.2%)
Nitori Co. Ltd.	8,900	528,863

		25,785,742

LUXEMBOURG (0.3%)
Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	11,000	755,370

MALAYSIA (0.1%)(a)
Energy Equipment & Services (0.1%)
KNM Group Bhd	471,150	174,693
MEXICO (3.6%)
Household Durables (1.0%)
Desarrolladora Homex SAB de CV ADR*	48,274	2,134,676
Urbi Desarrollos Urbanos SA de CV*	300,500	701,643

		2,836,319

Media (1.1%)
Grupo Televisa SA ADR	138,657	3,032,429

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV, Series L ADR	96,651	4,480,740

		10,349,488

NETHERLANDS (2.3%)(a)
Air Freight & Logistics (0.9%)
TNT NV	92,934	2,574,529

Beverages (0.9%)
Heineken Holding NV	64,502	2,531,906

Energy Equipment & Services (0.4%)
Fugro NV CVA	18,800	1,110,027

Life Sciences Tools & Services (0.1%)
Qiagen NV*	19,800	390,091

		6,606,553

NORWAY (0.7%)(a)
Energy Equipment & Services (0.6%)
Petroleum Geo-Services ASA*	122,829	1,623,835

Pharmaceuticals (0.1%)
Pronova BioPharma AS*	115,000	380,318

		2,004,153

PORTUGAL (0.1%)(a)
Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	39,300	335,121

REPUBLIC OF KOREA (0.3%)
Beverages (0.1%)
Hite Brewery Co. Ltd.*	1,400	255,220

Household Products (0.1%)(a)
LG Household & Health Care Ltd.	1,800	301,062

Machinery (0.1%)(a)
Taewoong Co. Ltd.	5,500	366,150

		922,432

RUSSIAN FEDERATION (0.0%)
Food Products (0.0%)
Wimm-Bill-Dann Foods OJSC ADR*	1,700	120,700

SINGAPORE (2.3%)(a)
Commercial Banks (1.2%)
United Overseas Bank Ltd.	308,000	3,682,984

Industrial Conglomerate (1.0%)
Keppel Corp. Ltd.	523,000	2,890,699

Road & Rail (0.1%)
SMRT Corp. Ltd.	166,000	230,853

		6,804,536

SOUTH AFRICA (0.8%)(a)
Commercial Banks (0.7%)
Standard Bank Group Ltd.	166,534	1,917,151

Pharmaceuticals (0.1%)
Aspen Pharmacare Holdings Ltd.*	59,600	309,776

		2,226,927

SPAIN (2.8%)(a)
Biotechnology (0.2%)
Grifols SA	15,400	393,435

Commercial Banks (0.5%)
Banco Santander SA — London International Exchange	102,817	1,541,450

Diversified Telecommunication Services (1.7%)
Telefonica SA	209,940	4,991,148

Energy Equipment & Services (0.2%)
Tecnicas Reunidas SA	11,600	495,207

Natural Gas Utility (0.2%)
Enagas	26,000	560,580

		7,981,820

SWEDEN (0.2%)(a)
Metals & Mining (0.2%)
Ssab Svenskt Stal AB, Series A	37,300	593,324

SWITZERLAND (8.8%)
Biotechnology (0.4%)(a)
Actelion Ltd.*	9,400	484,498
Basilea Pharmaceutica*	5,700	844,536

		1,329,034

Capital Markets (0.1%)
Partners Group Holding AG	1,400	175,388

Chemicals (1.5%)(a)
Syngenta AG	20,466	4,317,104

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
SWITZERLAND (continued)
Food Products (2.2%)
Aryzta AG*	6,033	$244,240
Nestle SA(a)	139,656	6,037,200

		6,281,440

Health Care Equipment & Supplies (0.8%)(a)
Sonova Holding AG	33,858	2,208,040

Life Sciences Tools & Services (0.6%)(a)
Lonza Group AG	14,900	1,870,020

Machinery (0.1%)(a)
Sulzer AG	2,700	287,349

Pharmaceuticals (2.3%)(a)
Roche Holding AG	42,615	6,672,814

Software (0.1%)(a)
Temenos Group AG*	15,700	299,375

Textiles, Apparel & Luxury Goods (0.7%)(a)
Compagnie Financiere Richemont SA	47,713	2,108,688

		25,549,252

TAIWAN (1.8%)(a)
Computers & Peripherals (0.3%)
Acer, Inc.	333,000	567,177
Quanta Computer, Inc.	257,650	322,806

		889,983

Electronic Equipment & Instruments (0.6%)
Hon Hai Precision Industry Co. Ltd.	486,550	1,743,215

Leisure Equipment & Products (0.1%)
Largan Precision Co. Ltd.	28,000	293,791

Semiconductors & Semiconductor Equipment (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,289,880	2,163,842

		5,090,831

THAILAND (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Banpu PCL(a)	25,700	230,506
Banpu PCL NVDR	1,900	16,751

		247,257

TURKEY (0.6%)(a)
Commercial Banks (0.6%)
Akbank TAS	354,405	1,815,103

UNITED ARAB EMIRATES (0.1%)(a)
Energy Equipment & Services (0.1%)
Lamprell PLC	56,500	325,965

UNITED KINGDOM (15.9%)(a)
Aerospace & Defense (0.3%)
Cobham PLC	75,900	257,968
VT Group PLC	59,200	554,745

		812,713

Capital Markets (0.0%)
Schroders PLC	6,100	112,516

Commercial Services & Supplies (1.3%)
Aggreko PLC	51,800	509,443
Capita Group PLC (The)	190,456	2,370,001
Serco Group PLC	129,100	841,839

		3,721,283

Containers & Packaging (0.1%)
Rexam PLC	50,600	359,454

Diversified Financial Services (0.2%)
IG Group Holdings PLC	95,064	540,237

Diversified Telecommunication Services (0.1%)
Inmarsat PLC	30,000	262,236

Electronic Equipment & Instruments (0.1%)
Rotork PLC	19,900	332,429

Energy Equipment & Services (0.3%)
Subsea 7, Inc.*	34,000	460,401
Wellstream Holdings PLC	28,268	520,469

		980,870

Food & Staples Retailing (1.5%)
Tesco PLC	623,672	4,336,993

Hotels, Restaurants & Leisure (1.0%)
Compass Group PLC	485,487	3,010,551

Household Products (1.4%)
Reckitt Benckiser Group PLC	80,235	3,889,613

Independent Power Producers & Energy Traders (0.9%)
International Power PLC	403,862	2,612,878

Insurance (0.7%)
Admiral Group PLC	17,600	323,597
Amlin PLC	29,628	169,509
Aviva PLC	189,003	1,643,749

		2,136,855

Media (2.6%)
Informa PLC	301,892	1,702,312
Reed Elsevier PLC	286,803	2,855,488
WPP Group PLC	379,238	3,067,037

		7,624,837

Metals & Mining (0.1%)
Ferrexpo PLC	85,400	242,018

Oil, Gas & Consumable Fuels (0.3%)
Imperial Energy Corp. PLC*	41,600	760,979

Pharmaceuticals (1.1%)
Shire Ltd.	200,118	3,164,029

Road & Rail (0.5%)
Firstgroup PLC	90,100	860,038
National Express Group PLC	41,200	595,676

		1,455,714

Semiconductors & Semiconductor Equipment (0.1%)
ARM Holdings PLC	122,838	213,434

Software (0.2%)
Aveva Group PLC	24,600	507,163

Tobacco (2.2%)
Imperial Tobacco Group PLC	197,874	6,350,969

Wireless Telecommunication Services (0.9%)
Vodafone Group PLC	1,169,506	2,582,393

		46,010,164

Total Common Stocks		249,395,290

Preferred Stocks (2.3%)(a)
GERMANY (2.3%)
Automobiles (1.5%)
Porsche Automobil Holding SE	39,025	4,326,732

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Preferred Stocks(a) (continued)
GERMANY (continued)
Household Products (0.8%)
Henkel AG & Co. KGaA	66,883	$2,443,996

Total Preferred Stocks		6,770,728

Exchange Traded Funds (0.1%)
UNITED STATES (0.1%)
iShares MSCI Japan Index Fund	22,000	234,520
iShares MSCI Taiwan Index Fund	12,800	137,856

Total Exchange Traded Funds		372,376

Mutual Funds (11.5%)
UNITED STATES (11.5%)
Fidelity Institutional Prime	33,175,638	33,175,638
iShares MSCI EAFE Growth Index Fund	3,900	220,779

Total Mutual Funds		33,396,417

Total Investments (Cost $337,888,219) (b) — 100.0%		289,934,811
Liabilities in excess of other assets — 0.0%		(96,518)

NET ASSETS — 100.0%		$289,838,293

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities. Receipt

ADR	American Depositary Receipt

NVDR	Non Voting Depositary Receipt

PCL	Public Company Limited

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (89.0%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	3,393	$249,793
Honeywell International, Inc.	900	37,395
Lockheed Martin Corp.	9,003	987,359
Northrop Grumman Corp.	384	23,247
Raytheon Co.	7,336	392,549

		1,690,343

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	1,069	37,244
United Parcel Service, Inc., Class B	203	12,767

		50,011

Beverages (2.8%)
Anheuser-Busch Cos., Inc.	2,724	176,733
Coca-Cola Co. (The)	12,893	681,782
Dr. Pepper Snapple Group, Inc. *	2,329	61,672
Fomento Economico Mexicano SAB de CV ADR — MX	6,437	245,507
PepsiCo, Inc.	12,211	870,278

		2,035,972

Biotechnology (4.3%)
Amgen, Inc. *	105	6,223
Biogen Idec, Inc. *	2,635	132,514
Celgene Corp. *	1,251	79,163
Genentech, Inc. *	7,334	650,379
Genzyme Corp. *	5,985	484,127
Gilead Sciences, Inc. *	37,825	1,724,064
PDL BioPharma, Inc. *	3,205	29,839

		3,106,309

Building Products (0.0%)
Armstrong World Industries, Inc. *	735	21,241
Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)	1,504	49,000
BlackRock, Inc.	390	75,855
Eaton Vance Corp.	1,077	37,943
Federated Investors, Inc., Class B	626	18,047
Franklin Resources, Inc.	3,709	326,874
Goldman Sachs Group, Inc. (The)	1,390	177,920
Invesco Ltd.	1,661	34,848
Northern Trust Corp.	6,408	462,658
SEI Investments Co.	1,534	34,055
State Street Corp.	10,060	572,213
T. Rowe Price Group, Inc.	7,700	413,567

		2,202,980

Chemicals (1.9%)
Air Products & Chemicals, Inc.	211	14,451
Airgas, Inc.	310	15,392
Ashland, Inc.	567	16,579
CF Industries Holdings, Inc.	563	51,492
FMC Corp.	388	19,939
Minerals Technologies, Inc.	508	30,155
Monsanto Co.	6,409	634,363
Mosaic Co. (The)	2,041	138,870
Praxair, Inc.	5,800	416,092
Terra Industries, Inc.	1,371	40,307

		1,377,640

Commercial Banks (0.1%)
Marshall & Ilsley Corp.	678	13,662
UnionBanCal Corp.	612	44,853

		58,515

Commercial Services & Supplies (0.2%)
Copart, Inc. *	1,022	38,836
Herman Miller, Inc.	756	18,499
Manpower, Inc.	547	23,609
MPS Group, Inc. *	2,827	28,496

		109,440

Communications Equipment (4.5%)
Brocade Communications Systems, Inc. *	5,161	30,037
Cisco Systems, Inc. *	61,244	1,381,665
Harris Corp.	161	7,438
QUALCOMM, Inc.	35,499	1,525,392
Research In Motion Ltd. *	4,375	298,812
Tellabs, Inc. *	4,315	17,519

		3,260,863

Computers & Peripherals (6.3%)
Apple, Inc. *	9,260	1,052,492
Dell, Inc. *	5,695	93,854
EMC Corp. *	11,248	134,526
Hewlett-Packard Co.	28,859	1,334,440
International Business Machines Corp.	14,198	1,660,598
Lexmark International, Inc., Class A *	750	24,428
NetApp, Inc. *	3,729	67,980
QLogic Corp. *	1,548	23,777
Seagate Technology	5,198	63,000
Sun Microsystems, Inc. *	137	1,041
Teradata Corp. *	2,101	40,969
Western Digital Corp. *	3,848	82,039

		4,579,144

Construction & Engineering (0.1%)
Fluor Corp.	864	48,125

Consumer Finance (0.7%)
MasterCard, Inc., Class A	2,810	498,297

Containers & Packaging (0.0%)
AptarGroup, Inc.	351	13,728

Diversified Financial Services (0.6%)
CME Group, Inc.	68	25,263
JPMorgan Chase & Co.	7,343	342,918
Leucadia National Corp.	376	17,085
Moody’s Corp.	1,176	39,984
		425,250
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	2,143	59,833
FairPoint Communications, Inc.	13	113
Verizon Communications, Inc.	961	30,838

		90,784

Electric Utilities (1.0%)
Entergy Corp.	16	1,424
Exelon Corp.	7,605	476,225
FPL Group, Inc.	4,806	241,742
PPL Corp.	1,000	37,020

		756,411

Electrical Equipment (1.6%)
ABB Ltd. ADR — CH	13,255	257,147
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
Emerson Electric Co.	6,933	$282,797
First Solar, Inc. *	3,310	625,292

		1,165,236

Electronic Equipment & Instruments (0.1%)
Ingram Micro, Inc., Class A *	3,951	63,493
Tech Data Corp. *	1,098	32,775
Vishay Intertechnology, Inc. *	1,153	7,633

		103,901

Energy Equipment & Services (5.6%)
Baker Hughes, Inc.	2,117	128,163
Cameron International Corp. *	1,082	41,700
FMC Technologies, Inc. *	2,770	128,944
Halliburton Co.	10,292	333,358
Helmerich & Payne, Inc.	462	19,954
National Oilwell Varco, Inc. *	7,799	391,744
Oceaneering International, Inc. *	215	11,464
Oil States International, Inc. *	756	26,725
Patterson-UTI Energy, Inc.	2,223	44,504
Schlumberger Ltd.	15,286	1,193,684
SEACOR Holdings, Inc. *	433	34,185
Superior Energy Services, Inc. *	409	12,736
TETRA Technologies, Inc. *	1,079	14,944
Transocean, Inc.	9,916	1,089,173
Unit Corp. *	535	26,654
Weatherford International Ltd. *	24,465	615,050

		4,112,982

Food & Staples Retailing (5.7%)
BJ’s Wholesale Club, Inc. *	2,342	91,010
Costco Wholesale Corp.	14,681	953,237
CVS Caremark Corp.	29,296	986,103
Kroger Co. (The)	7,592	208,628
Ruddick Corp.	1,200	38,940
Safeway, Inc.	1,562	37,051
Wal-Mart Stores, Inc.	30,142	1,805,205

		4,120,174

Food Products (0.7%)
Archer-Daniels-Midland Co.	935	20,486
Bunge Ltd.	1,277	80,681
ConAgra Foods, Inc.	18,229	354,736
Hormel Foods Corp.	425	15,419
Tyson Foods, Inc., Class A	6,004	71,688

		543,010

Health Care Equipment & Supplies (4.0%)
Baxter International, Inc.	8,045	527,993
Beckman Coulter, Inc.	11	781
Becton, Dickinson & Co.	7,328	588,145
Boston Scientific Corp. *	3,616	44,368
C.R. Bard, Inc.	481	45,633
Covidien Ltd.	18,150	975,744
DENTSPLY International, Inc.	600	22,524
Edwards Lifesciences Corp. *	338	19,523
Gen-Probe, Inc. *	441	23,395
IDEXX Laboratories, Inc. *	400	21,920
Medtronic, Inc.	11,023	552,252
St. Jude Medical, Inc. *	467	20,310
Varian Medical Systems, Inc. *	1,031	58,901

		2,901,489

Health Care Providers & Services (0.8%)
Aetna, Inc.	7,386	266,708
Express Scripts, Inc. *	1,283	94,711
Laboratory Corp. of America Holdings *	165	11,468
McKesson Corp.	1,425	76,679
Medco Health Solutions, Inc. *	2,204	99,180

		548,746

Hotels, Restaurants & Leisure (2.2%)
Chipotle Mexican Grill, Inc., Class A *	251	13,928
McDonald’s Corp.	24,250	1,496,225
Panera Bread Co., Class A *	901	45,861
Yum! Brands, Inc.	1,725	56,252

		1,612,266

Household Products (1.9%)
Church & Dwight Co., Inc.	285	17,696
Colgate-Palmolive Co.	6,829	514,565
Procter & Gamble Co.	12,542	874,052

		1,406,313

Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	171	4,156
NRG Energy, Inc. *	1,151	28,487

		32,643

Industrial Conglomerates (0.6%)
McDermott International, Inc. *	13,763	351,645
Tyco International Ltd.	2,658	93,083

		444,728

Information Technology Services (1.0%)
Accenture Ltd., Class A	4,796	182,248
Acxiom Corp.	817	10,245
Broadridge Financial Solutions, Inc.	2,568	39,522
Genpact Ltd. *	1,034	10,743
Global Payments, Inc.	936	41,989
Hewitt Associates, Inc., Class A *	797	29,043
SRA International, Inc., Class A *	1,128	25,527
Western Union Co. (The)	16,281	401,652

		740,969

Insurance (1.7%)
Chubb Corp.	5,648	310,075
Marsh & McLennan Cos., Inc.	12,633	401,224
MetLife, Inc.	9,830	550,480

		1,261,779

Internet & Catalog Retail (0.2%)
Amazon.com, Inc. *	717	52,169
Netflix, Inc. *	2,100	64,848

		117,017

Internet Software & Services (3.1%)
eBay, Inc. *	3,454	77,301
Equinix, Inc. *	5,050	350,773
Google, Inc., Class A *	4,254	1,703,812
Sohu.com, Inc. *	601	33,506
VeriSign, Inc. *	3,192	83,247
Yahoo!, Inc. *	1,454	25,154

		2,273,793

Life Sciences Tools & Services (1.4%)
Invitrogen Corp. *	372	14,062
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. *	18,830	$1,035,650

		1,049,712

Machinery (1.7%)
AGCO Corp. *	1,095	46,658
Bucyrus International, Inc.,	2,118	94,632
Caterpillar, Inc.	2,326	138,630
Danaher Corp.	5,654	392,388
Deere & Co.	7,852	388,674
Flowserve Corp.	416	36,928
Graco, Inc.	38	1,353
Harsco Corp.	264	9,818
Illinois Tool Works, Inc.	151	6,712
Imation Corp.	472	10,662
John Bean Technologies Corp. *	460	5,824
Joy Global, Inc.	1,549	69,922
Lincoln Electric Holdings, Inc.	408	26,238
SPX Corp.	53	4,081
Valmont Industries, Inc.	132	10,915

		1,243,435

Marine (0.0%)
Kirby Corp. *	589	22,347

Media (1.6%)
CBS Corp., Class B	1,668	24,319
Comcast Corp., Special Class A	1,852	36,522
DIRECTV Group, Inc. (The) *	25,683	672,124
DISH Network Corp., Class A *	930	19,530
Omnicom Group, Inc.	6,771	261,090
Time Warner, Inc.	9,767	128,045
Walt Disney Co. (The)	894	27,437

		1,169,067

Metals & Mining (0.4%)
Alcoa, Inc.	691	15,603
Goldcorp, Inc. — CA	6,961	220,176
Reliance Steel & Aluminum Co.	839	31,857
Schnitzer Steel Industries, Inc., Class A	334	13,106
United States Steel Corp.	543	42,142

		322,884

Multi-Utility (0.0%)
Dominion Resources, Inc.	4	171
OGE Energy Corp.	591	18,250

		18,421

Multiline Retail (1.1%)
Big Lots, Inc. *	4,358	121,283
Dollar Tree, Inc. *	4,077	148,240
Kohl’s Corp. *	11,350	523,008
Target Corp.	520	25,506

		818,037

Oil, Gas & Consumable Fuels (5.0%)
Alpha Natural Resources, Inc. *	2,471	127,083
Apache Corp.	904	94,269
Cabot Oil & Gas Corp.	899	32,490
Canadian Natural Resources Ltd.	7,533	515,709
Chesapeake Energy Corp.	17,320	621,095
ConocoPhillips	68	4,981
Denbury Resources, Inc. *	400	7,616
Devon Energy Corp.	943	86,002
Encore Acquisition Co. *	299	12,492
EOG Resources, Inc.	339	30,327
Exxon Mobil Corp.	1,056	82,009
Hess Corp.	1,792	147,087
Mariner Energy, Inc. *	130	2,665
Murphy Oil Corp.	1,490	95,569
Noble Energy, Inc.	279	15,510
Occidental Petroleum Corp.	7,252	510,903
Petroleo Brasileiro SA ADR — BR	7,129	313,319
Pioneer Natural Resources Co.	7,385	386,088
Range Resources Corp.	6,262	268,452
Southwestern Energy Co. *	507	15,484
St. Mary Land & Exploration Co.	339	12,085
Ultra Petroleum Corp. *	420	23,243
W&T Offshore, Inc.	1,300	35,477
XTO Energy, Inc.	5,030	233,996

		3,673,951

Personal Products (0.2%)
Avon Products, Inc.	1,986	82,558
Herbalife Ltd.	1,723	68,093

		150,651

Pharmaceuticals (3.7%)
Abbott Laboratories	11,810	680,020
Bristol-Myers Squibb Co.	3,394	70,765
Eli Lilly & Co.	2,662	117,208
Forest Laboratories, Inc. *	1,110	31,391
Johnson & Johnson	11,777	815,910
Merck & Co., Inc.	4,179	131,889
Perrigo Co.	1,239	47,652
Pfizer, Inc.	8,548	157,625
Schering-Plough Corp.	1,504	27,779
Teva Pharmaceutical Industries Ltd. ADR — IL	12,320	564,133
Wyeth	1,792	66,196

		2,710,568

Real Estate Investment Trusts (0.4%)
AMB Property Corp.	525	23,783
AvalonBay Communities, Inc.	247	24,310
Equity Residential	681	30,243
Essex Property Trust, Inc.	166	19,643
Federal Realty Investment Trust	262	22,427
Nationwide Health Properties, Inc.	1,727	62,137
Simon Property Group, Inc.	904	87,688
SL Green Realty Corp.	120	7,776

		278,007

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	800	34,784

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	756	69,877
CSX Corp.	2,613	142,592
J.B. Hunt Transport Services, Inc.	3,641	121,500
Landstar System, Inc.	1,204	53,048
Norfolk Southern Corp.	248	16,420
Union Pacific Corp.	7,361	523,809
Werner Enterprises, Inc.	2,284	49,586
YRC Worldwide, Inc. *	1,316	15,739

		992,571

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	1,706	35,280
Applied Materials, Inc.	29,808	450,995
Broadcom Corp., Class A *	1,936	36,068
Intel Corp.	47,568	890,949
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
LSI Corp. *	5,379	$28,831
MEMC Electronic Materials, Inc. *	9	254
Texas Instruments, Inc.	6,211	133,537

		1,575,914

Software (5.2%)
Activision Blizzard, Inc. *	4,888	75,422
Adobe Systems, Inc. *	27,606	1,089,609
Advent Software, Inc. *	1,022	36,005
Amdocs Ltd. *	12,697	347,644
ANSYS, Inc. *	555	21,018
Autodesk, Inc. *	1,683	56,464
Electronic Arts, Inc. *	5,713	211,324
Mentor Graphics Corp. *	1,105	12,542
Microsoft Corp.	40,773	1,088,231
Oracle Corp. *	37,327	758,111
Salesforce.com, Inc. *	1,047	50,675
Symantec Corp. *	2,353	46,072
Synopsys, Inc. *	2	40

		3,793,157

Specialty Retail (1.3%)
Aeropostale, Inc. *	4,550	146,100
Best Buy Co., Inc.	285	10,688
GameStop Corp., Class A *	2,647	90,554
Ross Stores, Inc.	2,943	108,332
Staples, Inc.	21,755	489,487
TJX Cos., Inc.	1,701	51,915
Urban Outfitters, Inc. *	922	29,384

		926,460

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc. *	1,053	26,367
Nike, Inc., Class B	11,713	783,600

		809,967

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	1,930	35,608

Tobacco (1.7%)
Altria Group, Inc.	15,118	299,941
Lorillard, Inc.	2,459	174,958
Philip Morris International, Inc.	15,880	763,828
Reynolds American, Inc.	103	5,008
Universal Corp.	360	17,672

		1,261,407

Wireless Telecommunication Services (3.2%)
American Tower Corp., Class A *	39,626	1,425,347
Leap Wireless International, Inc. *	303	11,545
NII Holdings, Inc. *	23,450	889,224
Sprint Nextel Corp.	1,622	9,894
		2,336,010

Total Common Stocks		64,933,057

	Principal
	Amount	Value
Repurchase Agreements (13.2%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $9,636,997, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $9,829,302	$9,636,571	$9,636,571

Total Investments (Cost $82,444,243) (a) — 102.2%		74,569,628
Liabilities in excess of other assets — (2.2)%		(1,577,233)

NET ASSETS — 100.0%		$72,992,395

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CA	Canada

CH	Switzerland

IL	Israel

MX	Mexico
At September 30, 2008, the Fund’s open futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
45	S&P 500 Futures	12/19/08	$2,656,650	$11,664

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (92.7%)
BERMUDA (2.1%)
Insurance (2.1%)
Allied World Assurance Co. Holdings Ltd.	2,100	$74,592
Everest Re Group Ltd.	13,597	1,176,548
PartnerRe Ltd.	4,913	328,238

		1,579,378

BRAZIL (0.2%)
Food Products (0.2%)
Perdigao SA ADR	4,200	164,388
CANADA (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Cameco Corp.	9,700	216,407
Canadian Natural Resources Ltd.	2,600	177,996
Talisman Energy, Inc.	20,400	290,088

		684,491

CAYMAN ISLANDS (0.3%)
Computers & Peripherals (0.3%)
Seagate Technology	19,600	237,552

FRANCE (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Total SA ADR	6,500	394,420

JAPAN (0.3%)(a)
Tobacco (0.3%)
Japan Tobacco, Inc.	61	229,947

NETHERLANDS (2.9%)
Energy Equipment & Services (0.2%)(a)
SBM Offshore NV	6,354	136,009

Food Products (2.7%)
Unilever NV	70,083	1,973,537

		2,109,546

SINGAPORE (0.4%)
Electronic Equipment & Instruments (0.4%)
Flextronics International Ltd.*	36,200	256,296

SWITZERLAND (1.9%)
Capital Markets (0.3%)
UBS AG*	15,066	264,258

Chemicals (0.3%)
Syngenta AG ADR	5,100	215,832

Insurance (1.3%)
ACE Ltd.	17,400	941,862

		1,421,952

UNITED KINGDOM (0.5%)(a)
Commercial Banks (0.3%)
Royal Bank of Scotland Group PLC	64,763	208,889

Containers & Packaging (0.2%)
Rexam PLC	17,581	124,892

		333,781

UNITED STATES (82.7%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*	3,500	328,790
Boeing Co.	11,977	686,881
General Dynamics Corp.	4,500	331,290
Honeywell International, Inc.	3,980	165,369
Northrop Grumman Corp.	1,600	96,864
United Technologies Corp.	2,947	176,997

		1,786,191

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	8,241	518,276

Airline (0.6%)
Southwest Airlines Co.	28,400	412,084

Auto Components (0.6%)
Autoliv, Inc.	1,100	37,125
Goodyear Tire & Rubber Co. (The)*	9,200	140,852
Johnson Controls, Inc.	8,861	268,754

		446,731

Automobiles (0.5%)
Ford Motor Co.*	75,109	390,567

Beverages (0.3%)
Pepsi Bottling Group, Inc.	8,900	259,613

Biotechnology (2.4%)
Amgen, Inc.*	22,537	1,335,768
Genentech, Inc.*	5,462	484,370

		1,820,138

Capital Markets (3.8%)
Ameriprise Financial, Inc.	11,300	431,660
Bank of New York Mellon Corp. (The)	6,700	218,286
Goldman Sachs Group, Inc. (The)	2,000	256,000
Invesco Ltd.	32,678	685,584
Morgan Stanley	2,300	52,900
Northern Trust Corp.	500	36,100
Raymond James Financial, Inc.	4,200	138,516
State Street Corp.	8,517	484,447
TD Ameritrade Holding Corp.*	33,939	549,812

		2,853,305

Chemicals (1.3%)
Air Products & Chemicals, Inc.	9,268	634,765
Ashland, Inc.	5,600	163,744
Celanese Corp., Series A	7,100	198,161

		996,670

Commercial Banks (2.6%)
Huntington Bancshares, Inc.	7,000	55,930
M&T Bank Corp.	3,346	298,631
PNC Financial Services Group, Inc.	4,300	321,210
SunTrust Banks, Inc.	9,161	412,153
U.S. Bancorp	5,100	183,702
Wells Fargo & Co.	17,400	653,022

		1,924,648

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	18,376	578,660

Communications Equipment (1.3%)
Cisco Systems, Inc.*	22,100	498,576
Corning, Inc.	25,650	401,166
JDS Uniphase Corp.*	4,800	40,608

		940,350

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	19,229	889,149
International Business Machines Corp.	3,346	391,348
Lexmark International, Inc., Class A*	1,300	42,341

		1,322,838

Consumer Finance (1.1%)
Capital One Financial Corp.	6,210	316,710
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Consumer Finance (continued)
SLM Corp.*	38,893	$479,940

		796,650

Containers & Packaging (0.9%)
Owens-Illinois, Inc.*	21,700	637,980
Diversified Financial Services (6.2%)
Bank of America Corp.	46,313	1,620,955
CIT Group, Inc.	5,100	35,496
Citigroup, Inc.	28,746	589,581
JPMorgan Chase & Co.	49,263	2,300,582
Nasdaq OMX Group, Inc. (The)*	2,200	67,254

		4,613,868

Diversified Telecommunication Services (1.6%)
AT&T, Inc.	23,975	669,382
Embarq Corp.	200	8,110
Verizon Communications, Inc.	16,700	535,903

		1,213,395

Electric Utilities (4.3%)
American Electric Power Co., Inc.	8,200	304,056
Edison International	7,700	307,230
Entergy Corp.	11,784	1,048,894
FirstEnergy Corp.	10,483	702,256
Northeast Utilities	14,700	377,055
Progress Energy, Inc.	10,500	452,865

		3,192,356

Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*	12,700	332,994
Avnet, Inc.*	3,800	93,594
Jabil Circuit, Inc.	24,300	231,822

		658,410

Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	5,650	342,051
Smith International, Inc.	3,820	224,005
Weatherford International Ltd.*	11,977	301,102

		867,158

Food & Staples Retailing (2.0%)
BJ’s Wholesale Club, Inc.*	5,200	202,072
Kroger Co. (The)	1,400	38,472
SUPERVALU, Inc.	16,211	351,779
Wal-Mart Stores, Inc.	15,158	907,812

		1,500,135

Food Products (0.7%)
Bunge Ltd.	2,800	176,904
General Mills, Inc.	2,700	185,544
Tyson Foods, Inc., Class A	11,300	134,922

		497,370

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	13,587	891,715
Covidien Ltd.	8,300	446,208
Zimmer Holdings, Inc.*	6,232	402,338

		1,740,261

Health Care Providers & Services (3.3%)
Aetna, Inc.	7,300	263,603
Community Health Systems, Inc.*	2,500	73,275
Humana, Inc.*	8,200	337,840
Laboratory Corp. of America Holdings*	7,870	546,965
LifePoint Hospitals, Inc.*	4,700	151,058
McKesson Corp.	800	43,048
UnitedHealth Group, Inc.	20,300	515,417
Universal Health Services, Inc., Class B	1,500	84,045
WellPoint, Inc.*	8,897	416,113

		2,431,364

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.	2,200	77,770

Household Durables (0.6%)
Newell Rubbermaid, Inc.	22,817	393,821
Whirlpool Corp.	700	55,503

		449,324

Household Products (0.7%)
Procter & Gamble Co.	7,500	522,675

Industrial Conglomerate (1.2%)
General Electric Co.	34,147	870,748

Information Technology Services (0.7%)
Computer Sciences Corp.*	3,800	152,494
SAIC, Inc.*	2,600	52,598
Visa, Inc., Class A	4,929	302,591

		507,683

Insurance (3.0%)
Fidelity National Financial, Inc., Class A	15,900	233,730
First American Corp.	2,100	61,950
Hartford Financial Services Group, Inc.	12,190	499,668
MetLife, Inc.	6,000	336,000
Progressive Corp. (The)	3,600	62,640
Prudential Financial, Inc.	6,046	435,312
Reinsurance Group of America, Inc., Class A	600	32,400
Travelers Cos., Inc. (The)	12,810	579,012

		2,240,712

Machinery (1.0%)
AGCO Corp.*	200	8,522
Deere & Co.	9,600	475,200
Flowserve Corp.	1,400	124,278
Gardner Denver, Inc.*	4,900	170,128

		778,128

Media (4.8%)
CBS Corp., Class B	13,700	199,746
Comcast Corp., Class A	93,474	1,834,894
Liberty Global, Inc., Class A*	400	12,120
Time Warner, Inc.	71,606	938,755
Viacom, Inc., Class B*	8,951	222,343
Virgin Media, Inc.	47,500	375,250

		3,583,108

Metals & Mining (0.5%)
Alcoa, Inc.	6,100	137,738
Reliance Steel & Aluminum Co.	5,100	193,647
Steel Dynamics, Inc.	2,400	41,016

		372,401

Multi-Utility (0.9%)
CenterPoint Energy, Inc.	1,600	23,312
Dominion Resources, Inc.	1,500	64,170
PG&E Corp.	8,462	316,902
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Multi-Utility (continued)
Sempra Energy	1,800	$90,846
TECO Energy, Inc.	10,200	160,446

		655,676

Multiline Retail (0.6%)
J.C. Penney Co., Inc.	2,230	74,348
Macy’s, Inc.	11,600	208,568
Target Corp.	3,455	169,468

		452,384

Natural Gas Utility (0.2%)
Oneok, Inc.	3,700	127,280
UGI Corp.	600	15,468

		142,748

Oil, Gas & Consumable Fuels (12.9%)
Chevron Corp.	6,200	511,376
Cimarex Energy Co.	4,800	234,768
ConocoPhillips	7,300	534,725
Devon Energy Corp.	11,787	1,074,974
Encore Acquisition Co.*	2,000	83,560
EOG Resources, Inc.	9,764	873,488
Exxon Mobil Corp.	20,740	1,610,668
Hess Corp.	9,813	805,451
Marathon Oil Corp.	16,177	644,977
Newfield Exploration Co.*	17,750	567,823
Noble Energy, Inc.	14,700	817,173
Occidental Petroleum Corp.	11,167	786,715
Range Resources Corp.	9,192	394,061
Williams Cos., Inc.	17,808	421,159
XTO Energy, Inc.	4,400	204,688

		9,565,606

Paper & Forest Products (0.4%)
Weyerhaeuser Co.	4,740	287,149

Personal Products (0.2%)
Avon Products, Inc.	3,100	128,867

Pharmaceuticals (5.6%)
Abbott Laboratories	4,375	251,913
Johnson & Johnson	18,451	1,278,285
Merck & Co., Inc.	5,300	167,268
Pfizer, Inc.	34,500	636,180
Schering-Plough Corp.	29,900	552,253
Wyeth	33,784	1,247,981

		4,133,880

Real Estate Investment Trusts (0.4%)
Annaly Capital Management, Inc.	600	8,070
Apartment Investment & Management Co., Class A	212	7,424
AvalonBay Communities, Inc.	300	29,526
Boston Properties, Inc.	300	28,098
Equity Residential	1,900	84,379
HCP, Inc.	200	8,026
Hospitality Properties Trust	800	16,416
Host Hotels & Resorts, Inc.	1,700	22,593
Kimco Realty Corp.	800	29,552
ProLogis	800	33,016
Vornado Realty Trust	200	18,190

		285,290

Road & Rail (0.3%)
Ryder System, Inc.	3,200	198,400

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.	6,400	$96,832

Software (0.7%)
Microsoft Corp.	18,500	493,765
Symantec Corp.*	1,400	27,412

		521,177

Specialty Retail (1.0%)
Gap, Inc. (The)	900	16,002
Home Depot, Inc.	19,140	495,535
RadioShack Corp.	12,200	210,816

		722,353

Textiles, Apparel & Luxury Goods (0.0%)
Jones Apparel Group, Inc.	800	14,808

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	2,300	47,679
Hudson City Bancorp, Inc.	7,100	130,995
New York Community Bancorp, Inc.	2,000	33,580
Sovereign Bancorp, Inc.*	22,900	90,455

		302,709

Tobacco (1.2%)
Altria Group, Inc.	3,800	75,392
Philip Morris International, Inc.	17,709	851,803

		927,195

Trading Companies & Distributors (0.2%)
United Rentals, Inc.*	11,200	170,688

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.	172,617	1,052,964

		61,460,293

Total Common Stocks		68,872,044

U.S. Government Agency & Obligations (0.3%)(b)
UNITED STATES (0.3%)
U.S. Treasury Bill 0.01%, 10/16/08	$30,000	29,985
1.35%, 10/16/08	160,000	159,921
1.60%, 10/16/08	35,000	34,983
1.65%, 10/16/08	25,000	24,988

Total U.S. Government Agency & Obligations		249,877

	Principal
	Amount	Value
Repurchase Agreements (4.2%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $3,107,660, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $3,169,673	3,107,523	3,107,523

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

Total Investments
(Cost $79,080,251) (c) — 97.2%	72,229,444
Other assets in excess of liabilities — 2.8%	2,071,426

NET ASSETS — 100.0%	$74,300,870

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

FR	France
At September 30, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
British Sterling Pound	10/31/08	(55,000)	$(108,123)	$(97,978)	$10,145

Total Short Contracts			$(108,123)	$(97,978)	$10,145

At September 30, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
30	S&P 500 EMINI	12/19/08	$1,751,250	$(6,265)

			$1,751,250	$(6,265)

See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (89.2%)
AUSTRALIA (0.3%)(a)
Biotechnology (0.3%)
CSL Ltd.	12,153	$368,058

BERMUDA (1.8%)
Capital Markets (1.1%)
Lazard Ltd., Class A	33,875	1,448,495

Internet Software & Services (0.7%)
VistaPrint Ltd. *	26,500	870,260

		2,318,755

CANADA (1.5%)
Aerospace & Defense (0.4%)
CAE, Inc.	65,000	522,600

Food & Staples Retailing (0.8%)
Shoppers Drug Mart Corp.	21,000	1,013,487

Food Products (0.3%)
Viterra, Inc.	48,000	458,797

		1,994,884

CHINA (0.6%)
Electrical Equipment (0.1%)
JA Solar Holdings Co. Ltd. ADR – CN*	10,138	107,260

Energy Companies (0.2%)
LDK Solar Co. Ltd. *	10,096	303,082

Internet Software & Services (0.3%)
NetEase.com, Inc. ADR – CN*	16,201	369,383

		779,725

DENMARK (0.3%)(a)
Electrical Equipment (0.3%)
Vestas Wind Systems AS *	4,518	394,420

NETHERLANDS (0.4%)
Energy Equipment & Services (0.4%)
Core Laboratories NV *	5,500	557,260

SWITZERLAND (0.6%)(a)
Chemicals (0.6%)
Syngenta AG	3,584	756,010

UNITED STATES (83.7%)
Aerospace & Defense (0.6%)
Precision Castparts Corp.	9,000	709,020

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	13,000	662,480
Expeditors International of Washington, Inc.	17,000	592,280

		1,254,760

Airlines (0.3%)
AMR Corp. *	10,049	98,681
Continental Airlines, Inc., Class B *	4,142	69,089
Delta Air Lines, Inc. *	13,426	100,024
Northwest Airlines Corp. *	11,339	102,391
UAL Corp.	3,655	32,127

		402,312

Beverages (0.5%)
Central European Distribution Corp. *	15,410	699,768

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc. *	12,083	474,862
Cephalon, Inc. *	8,618	667,809
Myriad Genetics, Inc. *	17,650	1,145,132
United Therapeutics Corp. *	7,500	788,775
Vertex Pharmaceuticals, Inc. *	10,000	332,400

		3,408,978

Capital Markets (1.8%)
Affiliated Managers Group, Inc. *	9,550	791,217
BlackRock, Inc.	1,223	237,874
Northern Trust Corp.	13,500	974,700
Raymond James Financial, Inc.	8,218	271,030
Stifel Financial Corp. *	1,018	50,798

		2,325,619

Chemicals (2.8%)
Airgas, Inc.	19,000	943,350
Ecolab, Inc.	23,500	1,140,220
FMC Corp.	4,066	208,952
Intrepid Potash, Inc. *	4,224	125,537
Monsanto Co.	10,079	997,619
Solutia, Inc. *	15,500	217,000

		3,632,678

Commercial Banks (0.2%)
Hancock Holding Co.	2,224	113,424
TCF Financial Corp.	10,456	188,208

		301,632

Commercial Services & Supplies (5.5%)
Clean Harbors, Inc. *	6,550	442,453
Copart, Inc. *	11,250	427,500
Corrections Corp. of America *	37,500	931,875
CoStar Group, Inc. *	12,750	578,723
Covanta Holding Corp. *	25,500	610,470
FTI Consulting, Inc. *	21,063	1,521,591
Iron Mountain, Inc. *	37,000	903,170
Stericycle, Inc. *	21,500	1,266,565
Waste Connections, Inc. *	13,578	465,725

		7,148,072

Communications Equipment (1.2%)
Harris Corp.	20,000	924,000
Juniper Networks, Inc. *	31,000	653,170

		1,577,170

Construction & Engineering (1.7%)
Fluor Corp.	12,000	668,400
Jacobs Engineering Group, Inc. *	5,000	271,550
Quanta Services, Inc. *	47,655	1,287,162

		2,227,112

Consumer Finance (0.6%)
MasterCard, Inc., Class A	4,238	751,525

Containers & Packaging (0.8%)
Crown Holdings, Inc. *	28,597	635,140
Temple-Inland, Inc.	21,970	335,262

		970,402

Distributors (0.5%)
LKQ Corp. *	38,000	644,860

Diversified Consumer Services (3.2%)
Corinthian Colleges, Inc. *	22,175	332,625
DeVry, Inc.	29,151	1,444,140
ITT Educational Services, Inc. *	9,665	781,995
Strayer Education, Inc.	7,545	1,510,962

		4,069,722

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Diversified Financial Services (0.3%)
Nasdaq OMX Group, Inc. (The) *	12,500	$382,125

Electrical Equipment (1.3%)
Ametek, Inc.	23,500	958,095
Energy Conversion Devices, Inc. *	7,340	427,555
First Solar, Inc. *	1,808	341,549

		1,727,199

Electronic Equipment & Instruments (2.9%)
Amphenol Corp., Class A	9,087	364,752
Dolby Laboratories, Inc., Class A *	24,500	862,155
FLIR Systems, Inc. *	27,000	1,037,340
Itron, Inc. *	7,150	632,990
Mettler-Toledo International, Inc. *	3,000	294,000
Trimble Navigation Ltd. *	23,500	607,710

		3,798,947

Energy Equipment & Services (3.8%)
CARBO Ceramics, Inc.	14,000	722,540
Dresser-Rand Group, Inc. *	10,898	342,960
Helmerich & Payne, Inc.	5,272	227,698
IHS, Inc., Class A *	17,000	809,880
ION Geophysical Corp. *	29,900	424,281
National Oilwell Varco, Inc. *	11,000	552,530
Smith International, Inc.	22,918	1,343,911
Weatherford International Ltd. *	21,035	528,820

		4,952,620

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc. *	11,550	448,833

Food Products (2.1%)
Dean Foods Co. *	10,906	254,764
H.J. Heinz Co.	20,077	1,002,043
Kellogg Co.	4,393	246,447
Ralcorp Holdings, Inc. *	17,483	1,178,529
TreeHouse Foods, Inc. *	841	24,978

		2,706,761

Health Care Equipment & Supplies (5.4%)
C.R. Bard, Inc.	7,500	711,525
Covidien Ltd.	18,711	1,005,904
Edwards Lifesciences Corp. *	6,263	361,751
Gen-Probe, Inc. *	17,000	901,850
IDEXX Laboratories, Inc. *	7,500	411,000
Intuitive Surgical, Inc. *	3,350	807,283
Masimo Corp. *	15,500	576,600
St. Jude Medical, Inc. *	6,082	264,506
Varian Medical Systems, Inc. *	12,870	735,263
Wright Medical Group, Inc. *	38,500	1,171,940

		6,947,622

Health Care Providers & Services (3.8%)
Express Scripts, Inc. *	29,178	2,153,920
Medco Health Solutions, Inc. *	24,017	1,080,765
Omnicare, Inc.	24,138	694,450
Psychiatric Solutions, Inc. *	12,000	455,400
VCA Antech, Inc. *	19,000	559,930

		4,944,465

Hotels, Restaurants & Leisure (1.9%)
Panera Bread Co., Class A *	10,596	539,336
Penn National Gaming, Inc. *	12,500	332,125
Scientific Games Corp., Class A *	17,000	391,340
WMS Industries, Inc. *	37,000	1,131,090

		2,393,891

Household Durables (0.6%)
KB Home	4,311	84,840
Meritage Homes Corp. *	7,435	183,645
NVR, Inc. *	323	184,756
Pulte Homes, Inc.	6,060	84,658
Toll Brothers, Inc. *	7,587	191,420

		729,319

Household Products (0.3%)
Church & Dwight Co., Inc.	7,000	434,630

Information Technology Services (2.5%)
Alliance Data Systems Corp. *	18,000	1,140,840
Cognizant Technology Solutions Corp., Class A *	37,500	856,125
SAIC, Inc. *	10,500	212,415
VeriFone Holdings, Inc. *	13,935	230,485
Visa, Inc., Class A	12,250	752,027

		3,191,892

Insurance (0.6%)
Aon Corp.	5,307	238,603
Marsh & McLennan Cos., Inc.	7,632	242,392
Reinsurance Group of America, Inc.	5,000	270,000

		750,995

Internet Software & Services (0.9%)
Ariba, Inc. *	23,500	332,055
Equinix, Inc. *	7,150	496,639
Sohu.com, Inc. *	6,776	377,762

		1,206,456

Life Sciences Tools & Services (2.8%)
Charles River Laboratories International, Inc. *	13,000	721,890
Illumina, Inc. *	16,100	652,533
PAREXEL International Corp. *	16,746	479,941
Pharmaceutical Product Development, Inc.	6,355	262,779
Thermo Fisher Scientific, Inc. *	27,618	1,518,990

		3,636,133

Machinery (1.9%)
Bucyrus International, Inc.,	5,393	240,959
Cummins, Inc.	9,000	393,480
Danaher Corp.	14,000	971,600
Flowserve Corp.	10,010	888,588

		2,494,627

Media (0.6%)
Cablevision Systems Corp., Class A	13,500	339,660
Scripps Networks Interactive, Inc., Class A	10,500	381,255

		720,915

Metals & Mining (0.2%)
Cleveland-Cliffs, Inc.	3,739	197,943

Multiline Retail (1.6%)
Big Lots, Inc. *	17,389	483,936
Dollar Tree, Inc. *	31,068	1,129,632
Kohl’s Corp. *	9,000	414,720

		2,028,288

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (continued)
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (3.8%)
Alpha Natural Resources, Inc. *	4,707	$242,081
Concho Resources, Inc. *	26,500	731,665
Continental Resources, Inc. *	15,511	608,496
Denbury Resources, Inc. *	26,500	504,560
PetroHawk Energy Corp. *	29,850	645,655
Range Resources Corp.	10,000	428,700
Southwestern Energy Co. *	24,805	757,545
Whiting Petroleum Corp. *	2,929	208,721
XTO Energy, Inc.	17,000	790,840

		4,918,263

Personal Products (0.3%)
Chattem, Inc. *	5,336	417,169

Pharmaceuticals (1.6%)
Perrigo Co.	53,605	2,061,648

Road & Rail (2.2%)
CSX Corp.	9,104	496,805
J.B. Hunt Transport Services, Inc.	23,426	781,726
Kansas City Southern *	11,302	501,357
Norfolk Southern Corp.	5,996	396,995
Union Pacific Corp.	8,666	616,672

		2,793,555

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	18,441	381,360
Broadcom Corp., Class A *	6,999	130,392
Microchip Technology, Inc.	20,500	603,315
Microsemi Corp. *	53,084	1,352,580
PMC — Sierra, Inc. *	52,357	388,489

		2,856,136

Software (4.8%)
Activision Blizzard, Inc. *	163,533	2,523,314
ANSYS, Inc. *	25,500	965,685
Autodesk, Inc. *	13,500	452,925
Blackboard, Inc. *	25,600	1,031,424
McAfee, Inc. *	11,178	379,605
Salesforce.com, Inc. *	9,750	471,900
Symantec Corp. *	19,502	381,849

		6,206,702

Specialty Retail (5.9%)
Advance Auto Parts, Inc.	6,551	259,813
Children’s Place Retail Stores, Inc. (The) *	17,401	580,323
Collective Brands, Inc. *	15,363	281,297
Foot Locker, Inc.	17,024	275,108
GameStop Corp., Class A *	26,771	915,836
Guess?, Inc.	17,000	591,430
Hibbett Sports, Inc. *	5,462	109,349
PetSmart, Inc.	10,295	254,389
Ross Stores, Inc.	55,238	2,033,311
TJX Cos., Inc.	24,839	758,086
Urban Outfitters, Inc. *	49,041	1,562,937

		7,621,879

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.	15,116	279,797
Under Armour, Inc., Class A *	3,999	127,008
Warnaco Group, Inc. (The) *	5,548	251,269

		658,074

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	35,061	646,875

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED STATES (continued)
Trading Companies & Distributors (0.9%)
Fastenal Co.	18,000	$889,020
W.W. Grainger, Inc.	2,895	251,778

		1,140,798

Wireless Telecommunication Services (3.9%)
American Tower Corp., Class A *	24,500	881,265
NII Holdings, Inc. *	44,017	1,669,125
SBA Communications Corp., Class A *	94,621	2,447,845

		4,998,235

		108,136,625

Total Common Stocks		115,305,737

	Principal
	Amount	Value
Repurchase Agreements (6.1%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $7,851,939, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $8,008,624	$7,851,592	7,851,592

	Shares	Value
Exchange Traded Funds (2.3%)
UNITED STATES (2.3%)
iShares Russell Midcap Growth Index Fund	20,000	868,600
iShares S&P MidCap 400 Growth Index Fund	10,000	749,800
Midcap SPDR Trust, Series 1	10,286	1,360,324
Total Exchange Traded Funds		2,978,724

Mutual Funds (2.7%)(b)
Money Market Fund (2.7%)
AIM Liquid Assets Portfolio	3,471,692	3,471,692

Total Investments
(Cost $144,483,752) (c) — 100.3%		129,607,745
Liabilities in excess of other assets — (0.3)%		(435,993)

NET ASSETS — 100.0%		$129,171,752

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (95.2%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc. *	14,500	$1,362,130
Goodrich Corp.	15,866	660,026
Northrop Grumman Corp.	8,260	500,060
Spirit Aerosystems Holdings, Inc., Class A *	13,361	214,711

		2,736,927

Airlines (0.6%)
AMR Corp. *	25,184	247,307
Continental Airlines, Inc., Class B *	12,896	215,105
Delta Air Lines, Inc. *	23,286	173,481
Northwest Airlines Corp. *	19,975	180,374
Southwest Airlines Co.	26,185	379,944
UAL Corp.	4,898	43,054
US Airways Group, Inc. *	27,561	166,193

		1,405,458

Auto Components (0.9%)
ArvinMeritor, Inc.	34,452	449,254
Autoliv, Inc.	33,259	1,122,491
Goodyear Tire & Rubber Co. (The) *	14,302	218,964
Johnson Controls, Inc.	4,885	148,162
Magna International, Inc., Class A	154	7,883
WABCO Holdings, Inc.	10,241	363,965

		2,310,719

Automobiles (1.2%)
Bayerische Motoren Werke AG (a)	18,463	718,946
Ford Motor Co. *	331,567	1,724,149
General Motors Corp.	24,097	227,717
Winnebago Industries, Inc.	30,533	394,486

		3,065,298

Beverages (1.3%)
Coca-Cola Enterprises, Inc.	86,362	1,448,291
Molson Coors Brewing Co., Class B	24,700	1,154,725
Pepsi Bottling Group, Inc.	24,348	710,231

		3,313,247

Building Products (0.2%)
Masco Corp.	15,526	278,536
USG Corp. *	8,225	210,560

		489,096

Capital Markets (2.2%)
AllianceBernstein Holding LP	48,966	1,812,232
Ameriprise Financial, Inc.	29,307	1,119,527
Invesco Ltd.	15,354	322,127
Legg Mason, Inc.	23,246	884,743
Northern Trust Corp.	9,600	693,120
TD Ameritrade Holding Corp. *	46,500	753,300

		5,585,049

Chemicals (3.2%)
Agrium, Inc.	9,200	515,936
Celanese Corp., Series A	30,600	854,046
Eastman Chemical Co.	23,282	1,274,690
Ecolab, Inc.	16,972	823,481
International Flavors & Fragrances, Inc.	37,443	1,477,501
Lubrizol Corp.	14,670	632,864
Minerals Technologies, Inc.	6,565	389,698
PPG Industries, Inc.	17,115	998,147
Rohm & Haas Co.	16,525	1,156,750

		8,123,113

Commercial Banks (1.7%)
Associated Banc-Corp	44,600	889,770
BancorpSouth, Inc.	15,009	422,203
Commerce Bancshares, Inc.	26,409	1,225,378
Marshall & Ilsley Corp.	36,572	736,926
SunTrust Banks, Inc.	6,420	288,836
Synovus Financial Corp.	16,127	166,914
United Bankshares, Inc.	14,164	495,740

		4,225,767

Commercial Services & Supplies (4.0%)
Avery Dennison Corp.	33,784	1,502,712
Brink’s Co. (The)	22,200	1,354,644
Covanta Holding Corp. *	43,500	1,041,390
Deluxe Corp.	10,788	155,239
Dun & Bradstreet Corp.	3,096	292,139
HNI Corp.	33,281	843,341
Pitney Bowes, Inc.	32,335	1,075,462
Republic Services, Inc.	76,602	2,296,528
Ritchie Bros Auctioneers, Inc.	25,314	591,335
Waste Management, Inc.	32,190	1,013,663

		10,166,453

Communications Equipment (1.0%)
EchoStar Corp., A Shares *	40,700	980,870
Emulex Corp. *	64,388	687,020
Harris Corp.	14,800	683,760
Tellabs, Inc. *	63,325	257,099

		2,608,749

Computers & Peripherals (0.8%)
Diebold, Inc.	40,061	1,326,420
Western Digital Corp. *	34,600	737,672

		2,064,092

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. NV	17,152	330,004
Fluor Corp.	7,358	409,841
Foster Wheeler Ltd. *	3,406	122,991
Insituform Technologies, Inc., Class A *	4,166	62,323
Jacobs Engineering Group, Inc. *	2,676	145,333
KBR, Inc.	6,740	102,920

		1,173,412

Containers & Packaging (1.9%)
Bemis Co., Inc.	83,929	2,192,226
Crown Holdings, Inc. *	57,800	1,283,738
Owens-Illinois, Inc. *	20,600	605,640
Pactiv Corp. *	28,829	715,824

		4,797,428

Distributors (0.6%)
Genuine Parts Co.	39,869	1,603,132

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	6,200	367,660

Diversified Telecommunication Services (1.5%)
CenturyTel, Inc.	26,295	963,712
Embarq Corp.	44,329	1,797,541
Frontier Communications Corp.	32,074	368,851
Qwest Communications International, Inc.	113,009	365,019
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Windstream Corp.	39,047	$427,174

		3,922,297

Electric Utilities (3.7%)
Allegheny Energy, Inc.	4,482	164,803
Empire District Electric Co. (The)	70,110	1,496,849
IDACORP, Inc.	58,793	1,710,288
Pinnacle West Capital Corp.	6,094	209,695
Portland General Electric Co.	78,288	1,852,294
PPL Corp.	39,900	1,477,098
Sierra Pacific Resources	84,867	813,026
Westar Energy, Inc.	80,102	1,845,550

		9,569,603

Electrical Equipment (1.3%)
A.O. Smith Corp.	12,143	475,884
Cooper Industries Ltd., Class A	24,498	978,695
Hubbell, Inc., Class B	44,094	1,545,495
Rockwell Automation, Inc.	9,490	354,357

		3,354,431

Electronic Equipment & Instruments (2.2%)
Agilent Technologies, Inc. *	25,510	756,627
AVX Corp.	18,582	189,351
Celestica, Inc. *	85,923	553,344
Flextronics International Ltd. *	75,804	536,692
Littelfuse, Inc. *	13,021	387,114
Molex, Inc.	71,786	1,611,596
Tyco Electronics Ltd.	39,718	1,098,600
Vishay Intertechnology, Inc. *	63,883	422,905

		5,556,229

Energy Equipment & Services (2.3%)
BJ Services Co.	49,808	952,827
Cameron International Corp. *	19,545	753,264
ENSCO International, Inc.	3,915	225,621
Helix Energy Solutions Group, Inc. *	26,400	640,992
Nabors Industries Ltd. *	8,432	210,125
National Oilwell Varco, Inc. *	4,774	239,798
Noble Corp.	19,800	869,220
Smith International, Inc.	6,987	409,718
Tidewater, Inc.	10,000	553,600
Transocean, Inc.	4,950	543,708
Weatherford International Ltd. *	22,554	567,008

		5,965,881

Food & Staples Retailing (0.6%)
Kroger Co. (The)	59,500	1,635,060

Food Products (2.8%)
Campbell Soup Co.	11,728	452,701
ConAgra Foods, Inc.	114,163	2,221,612
H.J. Heinz Co.	38,500	1,921,535
Hershey Co. (The)	17,954	709,901
Hormel Foods Corp.	7,759	281,497
Kellogg Co.	10,928	613,061
Maple Leaf Foods, Inc.	73,779	592,867
Reddy Ice Holdings, Inc.	13,910	50,771
Tyson Foods, Inc., Class A	30,916	369,137

		7,213,082

Health Care Equipment & Supplies (2.3%)
Beckman Coulter, Inc.	28,015	1,988,785
Boston Scientific Corp. *	32,724	401,523
Hospira, Inc. *	59,400	2,269,080
Symmetry Medical, Inc. *	25,235	468,362
Zimmer Holdings, Inc. *	11,915	769,232

		5,896,982

Health Care Providers & Services (1.7%)
LifePoint Hospitals, Inc. *	15,109	485,603
McKesson Corp.	5,572	299,829
Patterson Cos., Inc. *	11,302	343,694
Quest Diagnostics, Inc.	29,000	1,498,430
Universal Health Services, Inc., Class B	29,392	1,646,834

		4,274,390

Health Care Technology (0.2%)
IMS Health, Inc.	32,595	616,371

Hotels, Restaurants & Leisure (1.7%)
International Speedway Corp., Class A *	46,780	1,820,210
Royal Caribbean Cruises Ltd.	46,542	965,746
Speedway Motorsports, Inc.	83,997	1,636,262

		4,422,218

Household Durables (1.2%)
Centex Corp.	4,618	74,812
D.R. Horton, Inc.	7,258	94,499
KB Home	4,505	88,658
Mohawk Industries, Inc. *	5,885	396,590
Pulte Homes, Inc.	6,375	89,059
Stanley Works (The)	23,260	970,872
Whirlpool Corp.	18,502	1,467,024

		3,181,514

Household Products (1.9%)
Clorox Co.	13,980	876,406
Kimberly-Clark Corp.	60,116	3,897,922

		4,774,328

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp. *	6,235	114,038

Industrial Conglomerates (0.2%)
McDermott International, Inc. *	12,308	314,469
Textron, Inc.	7,978	233,596

		548,065

Information Technology Services (1.7%)
Automatic Data Processing, Inc.	9,560	408,690
Computer Sciences Corp. *	14,498	581,805
Global Payments, Inc.	25,400	1,139,444
Hewitt Associates, Inc., Class A *	42,600	1,552,344
Total System Services, Inc.	46,000	754,400

		4,436,683

Insurance (10.3%)
ACE Ltd.	11,216	607,122
Allstate Corp. (The)	42,372	1,954,197
Aon Corp.	37,555	1,688,473
Arch Capital Group Ltd. *	17,700	1,292,631
Arthur J. Gallagher & Co.	34,645	888,991
Assurant, Inc.	33,866	1,862,630
Axis Capital Holdings Ltd.	24,071	763,291
Chubb Corp.	37,914	2,081,479
Everest Re Group Ltd.	21,820	1,888,085
Hartford Financial Services Group, Inc.	6,924	283,815
HCC Insurance Holdings, Inc.	22,090	596,430
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Horace Mann Educators Corp.	71,129	$915,430
Lincoln National Corp.	31,399	1,344,191
Loews Corp.	6,507	256,961
Marsh & McLennan Cos., Inc.	87,745	2,786,781
PartnerRe Ltd.	40,665	2,716,829
RenaissanceRe Holdings Ltd.	22,100	1,149,200
W.R. Berkley Corp.	25,600	602,880
Willis Group Holdings Ltd.	49,073	1,583,095
XL Capital Ltd., Class A	64,142	1,150,707

		26,413,218

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	12,988	450,943
RC2 Corp. *	18,550	371,000

		821,943

Life Sciences Tools & Services (0.6%)
PerkinElmer, Inc.	66,100	1,650,517

Machinery (3.2%)
AGCO Corp. *	9,756	415,703
Altra Holdings, Inc. *	73,440	1,083,974
Cummins, Inc.	23,566	1,030,306
Dover Corp.	16,750	679,213
Eaton Corp.	22,496	1,263,825
Ingersoll-Rand Co. Ltd., Class A	32,560	1,014,895
Kaydon Corp.	13,444	605,787
Manitowoc Co., Inc. (The)	21,991	341,960
Pall Corp.	30,100	1,035,139
Parker Hannifin Corp.	2,891	153,223
Terex Corp. *	12,529	382,385
Timken Co.	6,409	181,695

		8,188,105

Media (1.1%)
Cablevision Systems Corp., Class A	28,200	709,512
Interpublic Group of Cos., Inc. *	51,953	402,636
McGraw-Hill Cos., Inc. (The)	24,628	778,491
National CineMedia, Inc.	29,739	328,616
Regal Entertainment Group, Class A	37,213	587,221

		2,806,476

Metals & Mining (0.7%)
Alcoa, Inc.	21,743	490,957
Freeport-McMoRan Copper & Gold, Inc.	7,688	437,063
Newmont Mining Corp.	11,790	456,980
Nucor Corp.	8,623	340,609

		1,725,609

Multi-Utility (5.2%)
Ameren Corp.	25,733	1,004,359
CenterPoint Energy, Inc.	99,500	1,449,715
Consolidated Edison, Inc.	23,177	995,684
DTE Energy Co.	5,465	218,327
NiSource, Inc.	12,091	178,463
OGE Energy Corp.	39,900	1,232,112
PG&E Corp.	10,950	410,077
Puget Energy, Inc.	27,380	731,046
Sempra Energy	37,710	1,903,224
TECO Energy, Inc.	98,500	1,549,405
Wisconsin Energy Corp.	44,586	2,001,911
Xcel Energy, Inc.	83,239	1,663,948

		13,338,271

Multiline Retail (1.5%)
Dollar Tree, Inc. *	19,800	719,928
Family Dollar Stores, Inc.	52,257	1,238,491
J.C. Penney Co., Inc.	5,347	178,269
Kohl’s Corp. *	18,978	874,506
Macy’s, Inc.	37,973	682,755
Nordstrom, Inc.	6,456	186,062

		3,880,011

Natural Gas Utility (2.8%)
AGL Resources, Inc.	24,554	770,504
Equitable Resources, Inc.	69,509	2,550,285
Oneok, Inc.	36,900	1,269,360
Questar Corp.	24,676	1,009,742
Southwest Gas Corp.	29,015	877,994
WGL Holdings, Inc.	24,940	809,303

		7,287,188

Oil, Gas & Consumable Fuels (4.8%)
Apache Corp.	13,622	1,420,502
Chesapeake Energy Corp.	8,373	300,256
CONSOL Energy, Inc.	10,200	468,078
El Paso Corp.	115,130	1,469,059
Enbridge, Inc.	27,817	1,059,550
Forest Oil Corp. *	16,700	828,320
Frontier Oil Corp.	3,002	55,297
Hess Corp.	3,894	319,619
Murphy Oil Corp.	16,441	1,054,526
Newfield Exploration Co. *	21,869	699,589
Noble Energy, Inc.	11,250	625,387
PetroHawk Energy Corp. *	21,400	462,882
Pioneer Natural Resources Co.	32,754	1,712,379
Southwestern Energy Co. *	19,680	601,027
Sunoco, Inc.	7,324	260,588
Talisman Energy, Inc.	24,151	343,427
Tesoro Corp.	6,777	111,753
Ultra Petroleum Corp. *	1,576	87,216
Walter Industries, Inc.	6,300	298,935

		12,178,390

Paper & Forest Products (1.1%)
International Paper Co.	17,487	457,810
MeadWestvaco Corp.	58,773	1,369,999
Weyerhaeuser Co.	16,842	1,020,288

		2,848,097

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	42,033	876,388
King Pharmaceuticals, Inc. *	25,790	247,068
Mylan, Inc. *	77,085	880,311
Watson Pharmaceuticals, Inc. *	24,139	687,961

		2,691,728

Real Estate Investment Trusts (4.8%)
AvalonBay Communities, Inc.	5,861	576,840
Boston Properties, Inc.	22,073	2,067,357
Equity Residential	17,274	767,138
Health Care REIT, Inc.	31,100	1,655,453
Host Hotels & Resorts, Inc.	34,642	460,392
Nationwide Health Properties, Inc.	36,000	1,295,280
Plum Creek Timber Co., Inc.	25,100	1,251,486
ProLogis	15,908	656,523
Public Storage	5,988	592,872
Rayonier, Inc.	43,332	2,051,770
Simon Property Group, Inc.	6,575	637,775
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Ventas, Inc.	4,470	$220,908

		12,233,794

Real Estate Management & Development (0.2%)
St. Joe Co. (The) *	10,829	423,306

Road & Rail (1.7%)
Canadian Pacific Railway Ltd.	13,000	700,180
CSX Corp.	39,299	2,144,547
Heartland Express, Inc.	20,714	321,481
Kansas City Southern *	23,676	1,050,267

		4,216,475

Semiconductors & Semiconductor Equipment (2.0%)
Applied Materials, Inc.	31,018	469,302
Intersil Corp., Class A	22,856	378,953
KLA-Tencor Corp.	27,790	879,554
LSI Corp. *	128,156	686,916
Maxim Integrated Products, Inc.	35,413	640,975
Microchip Technology, Inc.	23,790	700,140
Micron Technology, Inc. *	82,130	332,627
National Semiconductor Corp.	34,130	587,377
Teradyne, Inc. *	51,951	405,737

		5,081,581

Software (1.9%)
BMC Software, Inc. *	58,885	1,685,877
McAfee, Inc. *	20,675	702,123
Sybase, Inc. *	34,900	1,068,638
Symantec Corp. *	37,600	736,208
Synopsys, Inc. *	35,429	706,809

		4,899,655

Specialty Retail (1.4%)
Bed Bath & Beyond, Inc. *	15,015	471,621
Lowe’s Cos., Inc.	28,917	685,044
Ross Stores, Inc.	33,900	1,247,859
Sherwin-Williams Co. (The)	4,446	254,133
TJX Cos., Inc.	33,100	1,010,212

		3,668,869

Textiles, Apparel & Luxury Goods (0.7%)
Liz Claiborne, Inc.	15,991	262,732
V.F. Corp.	19,951	1,542,412

		1,805,144

Thrifts & Mortgage Finance (1.9%)
New York Community Bancorp, Inc.	37,800	634,662
People’s United Financial, Inc.	164,700	3,170,475
Washington Federal, Inc.	55,195	1,018,348

		4,823,485

Tobacco (1.0%)
Lorillard, Inc.	37,300	2,653,895

Trading Companies & Distributors (0.1%)
Interline Brands, Inc. *	21,987	356,409

Water Utility (0.2%)
American Water Works Co., Inc.	22,122	475,623

Total Common Stocks		243,984,561

Mutual Funds (2.0%)
AIM Liquid Assets Portfolio (b)	944,754	944,754

	Shares or
	Principal
	Amount	Value
Mutual Funds (continued)
iShares Russell Midcap Value Index Fund	105,703	$4,145,672
Total Mutual Funds		5,090,426

Exchange Traded Fund (0.1%)
iShares S&P MidCap 400 Index Fund	3,851	278,658

	Principal
	Amount	Value
Repurchase Agreements (2.6%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $6,761,614, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $6,896,541	$6,761,315	6,761,315

Total Investments
(Cost $279,104,338) (c) — 99.9%		256,114,960
Other assets in excess of liabilities — 0.1%		263,738

NET ASSETS — 100.0%		$256,378,698

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
NVIT Core Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (3.7%)
Auto Loans (0.6%)(a)
Superior Wholesale Inventory Financing Trust, 2.59%, Series 2007-AE1, Class A, 01/15/12	$500,000	$460,005

Credit Card Loans (1.8%)
Golden Credit Card Trust, 3.49%, Series 2008-3, Class A, 07/15/17(a)	1,000,000	1,000,000
National City Credit Card Master Trust, 4.65%, Series 2008-2, Class A, 11/15/11	375,000	370,702

		1,370,702

Student Loans (1.3%)(a)
Access Group, Inc., 2.98%, Series 2002-1, Class A2, 09/25/25	968,797	944,879

Total Asset-Backed Securities		2,775,586

Commercial Mortgage Backed Securities (12.4%)
Diversified Financial Services (12.4%)
Banc of America Commercial Mortgage, Inc.
4.13%, Series 2004-4, Class A3, 07/10/42	515,000	506,698
4.91%, Series 2005-2, Class AM, 07/10/43	700,000	587,575
Bear Stearns Commercial Mortgage Securities
5.63%, Series 2006-T22, Class AM, 04/12/38(a)	500,000	408,182
4.32%, Series 2004-T16, Class A4, 02/13/46	600,000	574,631
Commercial Mortgage Pass-Through Certificates, 6.83%, Series 2001-J1A, Class C, 02/14/34(b)	375,000	378,571
Greenwich Capital Commerical Funding Corp., 5.48%, Series 2007-GG9, Class AM, 03/10/39	750,000	573,489
GS Mortgage Securities Corp. II, 5.99%, 08/10/45(a)	600,000	512,248
JPMorgan Chase Commercial Mortgage Securities Corp.
6.26%, Series 2001-CIBC, Class A3, 03/15/33	350,327	350,189
6.07%, Series 2008-C2, Class A4, 02/12/51	500,000	438,301
LB-UBS Commercial Mortgage Trust
5.14%, Series 2004-C4, Class A3, 06/15/29(a)	600,000	586,711
4.58%, Series 2004-C6, Class A4, 08/15/29	350,000	335,292
5.85%, Series 2007-C6, Class A2, 07/15/40	750,000	704,279
6.32%, Series 2008-C1, Class A2, 04/15/41(a)	500,000	438,058
Morgan Stanley Capital I
5.71%, Series 2006-HQ9, Class A3, 07/12/44	1,000,000	936,504
4.83%, Series 2005-T19, Class A3, 06/12/47	750,000	712,087
4.99%, Series 2005-T19, Class AJ, 06/12/47	1,000,000	785,906
Morgan Stanley Dean Witter Capital I, 6.39%, Series 2001-TOP5, Class A4, 10/15/35	500,000	498,767
Total Commercial Mortgage Backed Securities		9,327,488

Corporate Bonds (31.6%)
Banks (3.3%)
Bank of America Corp., 8.13%, 12/29/49	1,000,000	791,867
JPMorgan Chase & Co., 7.90%, 04/29/49	1,000,000	841,880
Wells Fargo Capital XIII, 7.70%, 12/29/49(a)	1,000,000	872,010

		2,505,757

Beverages (1.1%)(b)
Dr Pepper Snapple Group, Inc.
6.82%, 05/01/18	500,000	482,628
7.45%, 05/01/38	350,000	337,848

		820,476

Consumer Goods (0.9%)(b)
SABMiller PLC, 6.50%, 07/15/18	750,000	710,465

Diversified Financial Services (3.0%)
Caterpillar Financial Services Corp., 6.20%, 09/30/13	1,000,000	999,972
John Deere Capital Corp., 4.50%, 04/03/13	500,000	477,233
Textron Financial Corp., 5.13%, 11/01/10	750,000	755,341

		2,232,546

Electric Utilities (3.9%)
Florida Power Corp., 5.65%, 06/15/18	750,000	717,292
Ohio Power Co., 5.75%, 09/01/13	1,000,000	973,890
PacifiCorp, 5.65%, 07/15/18	750,000	710,265
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	493,140

		2,894,587

Food Products (0.6%)
General Mills, Inc., 5.20%, 03/17/15	500,000	479,768

Healthcare (1.3%)
Covidien International Finance SA, 6.55%, 10/15/37	1,000,000	961,395

Insurance (1.0%)
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	724,655

Manufacturing (1.2%)
General Electric Co., 5.25%, 12/06/17	1,000,000	875,032

Media (2.6%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	1,000,000	1,048,790
Time Warner Cable, Inc., 7.30%, 07/01/38	1,000,000	889,560

		1,938,350

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
NVIT Core Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Metals & Mining (0.8%)
WMC Finance USA Ltd., 5.13%, 05/15/13	$600,000	$592,674

Oil, Gas & Consumable Fuels (3.5%)
Energy Transfer Partners LP, 6.00%, 07/01/13	750,000	732,425
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,002,080
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	1,000,000	890,741

		2,625,246

Oilfield Machinery & Services (1.0%)
Weatherford International Ltd., 5.15%, 03/15/13	750,000	722,287

Other Financial (2.6%)
American Honda Finance Corp., 6.70%, 10/01/13(b)	1,000,000	994,140
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	989,499

		1,983,639

Pipelines (1.3%)(b)
Northwest Pipeline Corp., 6.05%, 06/15/18	1,000,000	979,772

Specialty Retail (0.6%)(b)
CVS Pass-Through Trust, 6.94%, 01/10/30	493,607	467,421

Telecommunications (2.9%)
AT&T, Inc., 4.95%, 01/15/13	1,000,000	958,000
Telecom Italia Capital SA, 5.25%, 11/15/13	600,000	532,314
Verizon Communications, Inc., 5.50%, 02/15/18	750,000	662,970

		2,153,284

Total Corporate Bonds		23,667,354

U.S. Government Sponsored & Agency Obligations (34.6%)
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	2,500,000	2,669,265
Federal National Mortgage Association
3.25%, 04/09/13	2,500,000	2,433,410
6.00%, 05/01/36	2,640,279	2,677,320
6.00%, 08/01/37	2,342,065	2,374,790
6.00%, 12/01/37	2,968,468	3,009,947
U.S. Treasury Bond
5.00%, 05/15/37	250,000	278,106
4.38%, 02/15/38	225,000	227,865
U.S. Treasury Notes
2.00%, 02/28/10	1,175,000	1,175,918
2.13%, 04/30/10	1,500,000	1,507,149
3.50%, 05/31/13	1,500,000	1,536,797
3.13%, 08/31/13	2,000,000	2,015,312
3.88%, 05/15/18	3,500,000	3,522,967
4.00%, 08/15/18	2,500,000	2,535,547

Total U.S. Government Sponsored & Agency Obligations		25,964,393

U.S. Government Sponsored Mortgage-Backed Obligations (9.4%)
Fannie Mae Pool, 6.00%, Pool # 983668, 08/01/38	6,951,750	7,048,192

Yankee Dollar (1.4%)
Metals & Mining (1.4%)
Potash Corp. of Saskatchewan, 4.88%, 03/01/13	1,135,000	1,066,174

Repurchase Agreements (5.2%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $3,908,784, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $3,986,783	3,908,611	3,908,611

Total Investments
(Cost $75,671,561) (c) — 98.3%		73,757,798
Other assets in excess of liabilities — 1.7%		1,297,469

NET ASSETS — 100.0%		$75,055,267

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 5.70% of net assets.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Van Kampen NVIT Real Estate Fund

	Shares	Value
Common Stocks (92.4%)
Health Care Providers & Services (1.3%)
Assisted Living Concepts, Inc., Class A *	2,980	$18,983
Brookdale Senior Living, Inc.	3,461	76,107

		95,090

Hotels, Restaurants & Leisure (4.3%)
Starwood Hotels & Resorts Worldwide, Inc.	11,144	313,592

Real Estate Investment Trusts (80.9%)
Acadia Realty Trust	1,215	30,715
AMB Property Corp.	3,229	146,274
AvalonBay Communities, Inc.	5,047	496,726
Boston Properties, Inc.	4,078	381,946
Brandywine Realty Trust	360	5,771
Camden Property Trust	4,834	221,687
Care Investment Trust, Inc.	281	3,226
DCT Industrial Trust, Inc.	4,808	36,012
Developers Diversified Realty Corp.	1,351	42,813
DiamondRock Hospitality Co.	1,297	11,803
Douglas Emmett, Inc.	2,090	48,216
Duke Realty Corp.	3,894	95,715
Equity Lifestyle Properties, Inc.	1,710	90,681
Equity Residential	10,384	461,153
Federal Realty Investment Trust	2,812	240,707
General Growth Properties, Inc.	5,220	78,822
HCP, Inc.	3,584	143,826
Healthcare Realty Trust, Inc.	6,482	188,950
Hersha Hospitality Trust	2,430	18,079
Highwoods Properties, Inc.	586	20,838
Host Hotels & Resorts, Inc.	25,018	332,489
Kilroy Realty Corp.	1,203	57,491
Liberty Property Trust	3,795	142,882
Macerich Co. (The)	1,957	124,563
Mack-Cali Realty Corp.	4,377	148,249
Maguire Properties, Inc.	16	95
National Health Investors, Inc.	764	26,114
Plum Creek Timber Co., Inc.	4,434	221,079
Post Properties, Inc.	4,228	118,257
ProLogis	6,087	251,211
PS Business Parks, Inc.	1,333	76,781
Public Storage	2,072	205,149
Regency Centers Corp.	4,600	306,774
Senior Housing Properties Trust	6,069	144,624
Simon Property Group, Inc.	6,396	620,412
Sovran Self Storage, Inc.	1,338	60,116
Strategic Hotels & Resorts, Inc.	3,585	27,067
Taubman Centers, Inc.	1,217	60,850
Vornado Realty Trust	2,433	221,281

		5,909,444

Real Estate Management & Development (5.9%)
Brookfield Properties Corp.	15,470	245,045
Forest City Enterprises, Inc., Class A	6,143	188,406

		433,451

Total Common Stocks		6,751,577

	Principal
	Amount	Value
Repurchase Agreements (1.2%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $91,825, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $93,657	$91,821	$91,821

Total Investments
(Cost $7,239,793) (a) — 93.6%		6,843,398
Other assets in excess of liabilities — 6.4%		464,552

NET ASSETS — 100.0%		$7,307,950

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Lehman Brothers NVIT Core Plus Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (0.4%)(a)
Auto Loans (0.1%)
AmeriCredit Automobile Receivables Trust, 5.80%, 01/12/12	$100,000	$97,367

Credit Card Receivables (0.1%)
Citibank Credit Card Issuance Trust, 2.89%, 11/22/10	40,000	39,967

Student Loans (0.2%)
SLM Student Loan Trust, 3.36%, 10/25/14	100,000	99,461

Total Asset-Backed Securities		236,795

Commercial Mortgage Backed Securities (9.3%)
Banks (5.3%)
Banc of America Commercial Mortgage, Inc.
5.36%, Series 2006-6, Class A4, 10/10/45	535,000	467,640
5.66%, 06/10/49(a)	295,000	250,711
JPMorgan Chase Commercial Mortgage Securities Corp.
4.96%, 08/15/42(a)	295,000	276,085
4.87%, 10/15/42	465,000	445,699
6.07%, Series 2006-LDP7, Class A4, 04/15/45(a)	180,000	162,771
5.28%, 05/15/47(a)	137,552	131,028
5.82%, 02/12/49(a)	225,000	210,641
6.01%, 06/15/49(a)	305,000	260,978
5.79%, 02/12/51	200,000	169,261
5.88%, 02/15/51(a)	200,000	170,480
Wachovia Bank Commercial Mortgage Trust
5.51%, 04/15/47	100,000	83,199
6.05%, 02/15/51(a)	250,000	235,128

		2,863,621

Diversified Financial Services (4.0%)
Commercial Mortgage Loan Trust, 6.02%, 09/10/17(a)	700,000	611,701
Credit Suisse Mortgage Capital Certificates(a)
6.00%, 09/15/39	160,000	137,732
5.45%, 01/15/49	350,000	327,843
CS First Boston Mortgage Securities Corp., 5.12%, 08/15/38(a)	200,000	189,790
Greenwich Capital Commercial Funding Corp., 5.74%, 12/10/49	175,000	148,541
GS Mortgage Securities Corp. II, 5.80%, 08/10/45(a)	300,000	256,136
Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.16%, 08/12/49(a)	250,000	217,053
Morgan Stanley Capital I, 5.81%, 04/12/49(a)	335,000	287,988

		2,176,784

Total Commercial Mortgage Backed Securities		5,040,405

Corporate Bonds (28.1%)
Airlines (0.3%)
Northwest Airlines, Inc., 7.03%, 11/01/19	25,000	20,129
UAL Pass Through Trust Series 2007-1, 6.64%, 07/02/22(b)	214,078	164,845

		184,974

Banks (1.8%)
Bank of America Corp., 5.75%, 12/01/17	125,000	106,001
Citigroup, Inc.
5.00%, 09/15/14	570,000	437,028
6.88%, 03/05/38	125,000	102,248
JPMorgan Chase & Co., 6.40%, 05/15/38	400,000	345,822

		991,099

Capital Markets (0.5%)
Morgan Stanley, 6.63%, 04/01/18	440,000	291,197

Commercial Banks (1.7%)
Bank of America Corp., 5.65%, 05/01/18	550,000	463,265
Citigroup, Inc., 5.50%, 04/11/13	525,000	458,256

		921,521

Diversified Financial Services (7.6%)
Bear Sterns Cos., Inc., 7.25%, 02/01/18	395,000	380,140
CDX North America High Yield
8.75%, 12/29/12	742,500	672,892
8.88%, 06/29/13(b)	1,750,000	1,566,251
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	925,000	617,522
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	305,000	274,752
6.88%, 04/25/18	500,000	442,376
6.11%, 01/29/37	250,000	173,555

		4,127,488

Diversified Manufacturing (0.5%)
Exelon Corp., 4.90%, 06/15/15	295,000	259,768

Electric Power (0.3%)
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	141,142

Electric Utility (0.4%)
FirstEnergy Corp., 6.45%, 11/15/11	225,000	226,082

Energy Companies (0.4%)
XTO Energy, Inc., 6.75%, 08/01/37	220,000	195,219

Food Processors (0.2%)
Kraft Foods, Inc., 6.13%, 02/01/18	125,000	117,106

Information Technology Services (0.4%)
Oracle Corp., 6.50%, 04/15/38	250,000	227,294

Leasing (0.4%)
International Lease Finance Corp., 5.63%, 09/15/10	340,000	228,634

Machinery (0.3%)
Cameron International Corp., 6.38%, 07/15/18	165,000	154,107

Manufacturing (0.6%)
Exelon Generation Co. LLC, 6.20%, 10/01/17	125,000	109,855
International Paper Co., 8.70%, 06/15/38	20,000	20,040
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Lehman Brothers NVIT Core Plus Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
Xerox Corp., 5.50%, 05/15/12	$215,000	$204,993

		334,888

Media (2.8%)
Comcast Corp., 6.30%, 11/15/17	505,000	464,351
Time Warner Cable, Inc.
5.40%, 07/02/12	525,000	499,391
6.75%, 07/01/18	385,000	359,565
7.30%, 07/01/38	245,000	217,944

		1,541,251

Metals & Mining (0.6%)
Alcoa, Inc., 6.00%, 07/15/13	155,000	152,092
ArcelorMittal, 6.13%, 06/01/18(b)	220,000	194,949

		347,041

Oil, Gas & Consumable Fuels (1.3%)
DCP Midstream LLC, 6.75%, 09/15/37(b)	10,000	8,312
Enbridge Energy Partners LP, 7.50%, 04/15/38(b)	90,000	86,617
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	200,000	182,704
EnCana Corp., 6.63%, 08/15/37	200,000	162,407
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	200,000	178,150
TEPPCO Partners LP, 7.55%, 04/15/38	85,000	75,564

		693,754

Oilfield Machinery & Services (0.3%)(b)
Nabors Industries Ltd., 6.15%, 02/15/18	180,000	171,623

Other Financial (5.8%)
American Express Credit Corp., 5.88%, 05/02/13	340,000	313,361
American Express Credit Corp., Series C, 7.30%, 08/20/13	225,000	217,019
Continental Airlines, Inc., 5.98%, 04/19/22	400,000	308,001
Delta Air Lines, Inc., 7.57%, 11/18/10	490,000	443,451
ERAC USA Finance Co., 7.00%, 10/15/37	300,000	211,295
General Electric Capital Corp.
5.63%, 05/01/18	440,000	371,922
5.88%, 01/14/38	150,000	110,588
HKCG Finance Ltd., 6.25%, 08/07/18(b)	100,000	98,371
HSBC Finance Corp., 4.13%, 11/16/09	480,000	464,091
Ingersoll-Rand Co. Ltd., 6.00%, 08/15/13	245,000	244,164
NGPL PipeCo LLC, 6.51%, 12/15/12(b)	235,000	235,381
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	165,000	157,862

		3,175,506

Pipelines (0.2%)
ONEOK Partners LP, 6.85%, 10/15/37	100,000	89,690

Telecommunications (1.7%)
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	390,000	410,571
Qwest Corp., 8.88%, 03/15/12	180,000	176,403
Rogers Communications, Inc., 6.80%, 08/15/18	330,000	312,193

		899,167

Total Corporate Bonds		15,318,551

U.S. Government Mortgage Backed Agencies (51.3%)
Federal National Mortgage Association
5.00%, Pool #982885, 05/01/23	89,584	89,041
5.00%, Pool #975884, 06/01/23	99,991	99,385
5.00%, Pool #987214, 07/01/23	60,000	59,637
5.00%, Pool #987456, 08/01/23	165,000	163,998
5.00%, Pool #976243, 08/01/23	164,999	163,998
5.00%, Pool #965102, 09/01/23	57,999	57,649
5.50%, Pool #42342, 10/15/35	1,440,000	1,435,953
6.00%, Pool #745826, 07/01/36	179,211	181,727
5.50%, Pool #745259, 11/01/36	193,794	193,436
6.00%, Pool #888222, 02/01/37	368,217	373,386
5.50%, Pool #899528, 05/01/37	1,184,368	1,182,100
5.50%, Pool #917141, 06/01/37	192,833	192,476
5.50%, Pool #938175, 07/01/37	197,393	197,017
6.00%, Pool #899598, 07/01/37	148,774	150,855
6.00%, Pool #956411, 11/01/37	499,224	506,202
6.00%, Pool #929018, 12/01/37	1,150,651	1,166,732
6.00%, Pool #965719, 01/01/38	449,131	455,365
5.50%, Pool #972701, 02/01/38	198,146	197,749
5.00%, Pool #933409, 03/01/38	813,465	793,162
5.50%, Pool #974674, 03/01/38	299,244	298,642
5.00%, Pool #929515, 05/01/38	174,209	169,863
5.00%, Pool #962874, 05/01/38	148,769	145,057
5.50%, Pool #933927, 06/01/38	411,878	411,050
5.00%, Pool #934108, 07/01/38	619,052	603,602
5.50%, Pool #986264, 07/01/38	2,731,565	2,726,057
5.00%, Pool #988029, 08/01/38	609,138	593,935
6.00%, Pool #925973, 08/01/38	249,739	253,206
Federal National Mortgage Association TBA
5.00%, 10/15/36	300,000	292,315
6.00%, 10/15/37	300,000	303,846
Freddie Mac, 5.77%, Pool #1K1238, 07/01/36	93,964	95,917
Freddie Mac Gold
5.00%, Pool #G13072, 04/01/23	119,970	119,045
5.00%, Pool #G13122, 04/01/23	100,000	99,219
5.00%, Pool #J07940, 05/01/23	766,003	760,007
5.00%, Pool #J07942, 06/01/23	95,077	94,334
5.00%, Pool #G13225, 06/01/23	1,167,015	1,157,879
5.00%, Pool #J08443, 07/01/23	187,110	185,647
6.00%, Pool #G02379, 10/01/36	230,000	233,049
5.50%, Pool #G08204, 06/01/37	139,987	139,391
5.50%, Pool #26917, 10/15/37	500,000	497,346
5.50%, Pool #G03432, 11/01/37	119,988	119,478
6.00%, Pool #A72499, 02/01/38	120,000	121,592
5.50%, Pool #G04220, 03/01/38	337,886	336,362
5.50%, Pool #G08256, 03/01/38	149,986	149,310
6.00%, Pool #G04156, 03/01/38	289,972	293,815
5.50%, Pool #G08263, 04/01/38	174,983	174,195
5.50%, Pool #A77208, 05/01/38	295,587	294,255
See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Lehman Brothers NVIT Core Plus Bond Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
5.50%, Pool #A76939, 05/01/38	$350,000	$348,421
5.50%, Pool #A77937, 06/01/38	1,375,911	1,369,699
5.50%, Pool #A77648, 06/01/38	124,988	124,426
6.00%, Pool #A78076, 06/01/38	199,999	202,651
6.00%, Pool #A78454, 06/01/38	549,946	557,234
5.00%, Pool #A79197, 07/01/38	244,977	238,788
5.50%, Pool #A78982, 07/01/38	498,745	496,494
5.50%, Pool #A79806, 07/01/38	299,971	298,618
5.50%, Pool #G04471, 07/01/38	1,109,891	1,104,880
Government National Mortgage Association
6.50%, TBA, 10/01/32	1,000,000	1,023,440
5.50%, Pool #603581, 04/15/33	119,988	120,446
6.00%, Pool #618988, 06/15/34	198,909	202,401
6.00%, Pool #658029, 07/15/36	57,702	58,661
6.00%, Pool #617456, 03/15/37	84,316	85,692
5.50%, Pool #600658, 05/15/37	199,101	199,609
5.50%, Pool #657732, 05/15/37	199,676	200,186
5.50%, Pool #675407, 07/15/37	149,441	149,823
6.00%, Pool #782185, 09/15/37	47,760	48,505
6.00%, TBA, 10/18/37	575,000	583,448
6.00%, Pool #670824, 12/15/37	112,577	114,413
6.00%, Pool #671189, 12/15/37	149,160	151,592
5.50%, Pool #686034, 04/15/38	124,852	125,172
6.00%, Pool #674084, 05/15/38	298,630	293,257
6.00%, Pool #686342, 05/15/38	99,719	101,346
5.50%, Pool #690847, 06/15/38	149,516	149,899
5.50%, Pool #632219, 07/15/38	119,877	120,184
5.50%, Pool #689694, 07/15/38	179,783	180,242
5.50%, Pool #690435, 07/15/38	279,441	280,154
6.00%, Pool #690310, 07/15/38	129,714	131,830
6.00%, Pool #687727, 07/15/38	139,843	142,124
6.50%, Pool #689575, 07/15/38	389,613	399,461

Total U.S. Government Mortgage Backed Agencies		27,931,378

U.S. Government Sponsored & Agency Obligations (8.1%)
Federal Home Loan Bank, 4.00%, 09/06/13	150,000	148,729
Federal Home Loan Bank System, 3.63%, 05/29/13	1,630,000	1,596,086
U.S. Treasury Inflation Protected Security, 1.88%, 07/15/13	2,240,000	2,674,810

Total U.S. Government Sponsored & Agency Obligations		4,419,625

Sovereign Bonds (0.6%)
Republic of Argentina, Series V, 7.00%, 03/28/11	25,000	18,748
Republic of Argentina, Series VII, 7.00%, 09/12/13	25,000	17,073
Republic of Indonesia, 6.75%, 03/10/14	50,000	48,477
Republic of Turkey
7.38%, 02/05/25	25,000	24,023
8.00%, 02/14/34	50,000	49,898
Republic of Venezuela, 5.38%, 08/07/10	25,000	22,611
Russian Federation, 7.50%, 03/31/30(b)	49,000	49,513
Ukrainian MTN Finance PLC, 9.25%, 08/04/11(b)	100,000	78,023

Total Sovereign Bonds		308,366

Yankee Dollars (0.5%)(b)
Banks (0.5%)
HBOS PLC, 6.75%, 05/21/18	300,000	251,727

Total Yankee Dollars		251,727

Repurchase Agreements (2.7%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $1,457,938, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $1,487,031	1,458,058	1,458,058

Total Investments
(Cost $56,676,042) (c) — 101.0%		54,964,905
Liabilities in excess of other assets — (1.0)%		(541,715)

NET ASSETS — 100.0%		$54,423,190

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2008. The maturity date represents the actual maturity date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, all such securities in total represented 5.34% of net assets.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

MTN	Medium Term Note

TBA	To Be Announced.
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

	Shares	Value
Common Stocks (96.8%)
Aerospace & Defense (2.0%)
L-3 Communications Holdings, Inc.	330	$32,446

Beverages (3.9%)
Constellation Brands, Inc., Class A *	1,580	33,907
Dr. Pepper Snapple Group, Inc. *	1,125	29,790

		63,697

Capital Markets (5.1%)
Goldman Sachs Group, Inc. (The)	245	31,360
Invesco Ltd.	1,620	33,988
Morgan Stanley	770	17,710

		83,058

Construction & Engineering (2.4%)
Chicago Bridge & Iron Co. NV	1,440	27,705
KBR, Inc.	770	11,758

		39,463

Consumer Finance (1.7%)
American Express Co.	770	27,281

Diversified Financial Services (4.6%)
Citigroup, Inc.	1,580	32,406
Moody’s Corp.	1,250	42,500

		74,906

Electric Utility (2.2%)
FirstEnergy Corp.	530	35,505

Energy Equipment & Services (5.1%)
Halliburton Co.	860	27,855
National Oilwell Varco, Inc. *	570	28,631
Noble Corp.	620	27,218

		83,704

Food Products (0.7%)
ConAgra Foods, Inc.	570	11,092

Health Care Providers & Services (3.3%)
Aetna, Inc.	860	31,054
WellPoint, Inc. *	505	23,619

		54,673

Household Durables (2.3%)
NVR, Inc. *	65	37,180

Household Products (1.5%)
Energizer Holdings, Inc. *	315	25,373

Independent Power Producers & Energy Traders (1.4%)
NRG Energy, Inc. *	910	22,523

Industrial Conglomerates (2.2%)
General Electric Co.	570	14,535
McDermott International, Inc. *	860	21,973

		36,508

Information Technology Services (3.9%)
Affiliated Computer Services, Inc., Class A *	630	31,897
Fidelity National Information Services, Inc.	1,000	18,460
Lender Processing Services, Inc.	430	13,123

		63,480

Insurance (6.0%)
Assurant, Inc.	670	36,850
Berkshire Hathaway, Inc., Class B *	14	61,530

		98,380

Machinery (1.8%)
Terex Corp. *	960	29,299

Marine (1.1%)
DryShips, Inc.	490	17,390

Media (1.9%)
McGraw-Hill Cos., Inc. (The)	1,010	31,926

Metals & Mining (7.3%)
Cleveland-Cliffs, Inc.	160	8,470
Freeport-McMoRan Copper & Gold, Inc.	630	35,816
Sterlite Industries India Ltd. ADR – IN	1,050	9,461
Teck Cominco Ltd., Class B	885	25,771
United States Steel Corp.	300	23,283
Xstrata PLC (a)	550	17,138

		119,939

Multiline Retail (3.4%)
J.C. Penney Co., Inc.	810	27,005
Macy’s, Inc.	1,630	29,308

		56,313

Oil, Gas & Consumable Fuels (17.8%)
Canadian Natural Resources Ltd.	555	37,995
Denbury Resources, Inc. *	1,200	22,848
EOG Resources, Inc.	265	23,707
Exxon Mobil Corp.	100	7,766
Frontline Ltd. (a)	250	11,812
Peabody Energy Corp.	455	20,475
Petroleo Brasileiro SA ADR – BR	960	42,192
Ship Finance International Ltd.	480	10,349
Southwestern Energy Co. *	960	29,318
Suncor Energy, Inc.	700	29,589
Talisman Energy, Inc.	1,250	17,775
Walter Industries, Inc.	250	11,863
XTO Energy, Inc.	570	26,516

		292,205

Personal Products (2.3%)
NBTY, Inc. *	1,290	38,081

Pharmaceuticals (2.4%)
Shire Ltd. ADR – GB	835	39,871

Real Estate Investment Trusts (1.0%)
Annaly Capital Management, Inc.	1,250	16,813

Semiconductors & Semiconductor Equipment (2.1%)
International Rectifier Corp. *	770	14,645
Texas Instruments, Inc.	910	19,565

		34,210

Software (4.5%)
Check Point Software Technologies Ltd. *	480	10,915
Microsoft Corp.	1,050	28,024
Oracle Corp. *	1,050	21,326
Symantec Corp. *	670	13,119

		73,384

Specialty Retail (1.5%)
Best Buy Co., Inc.	670	25,125

Wireless Telecommunication Services (1.4%)
China Mobile Ltd. ADR – HK	460	23,037

See accompanying notes to statements of investments

Statement of Investments (Continued)
September 30, 2008 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

Total Investments
(Cost $1,976,189) (b) — 96.8%	1,586,862
Other assets in excess of liabilities — 3.2%	52,282

NET ASSETS — 100.0%	$1,639,144

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

GB	United Kingdom

HK	Hong Kong

IN	India
See accompanying notes to statements of investments

Statement of Investments
September 30, 2008 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund

	Shares	Value
Common Stocks (96.3%)
Auto Components (1.4%)
BorgWarner, Inc.	161,400	$5,289,078

Automobiles (1.8%)
Toyota Motor Corp. ADR — JP	78,940	6,773,052

Biotechnology (4.5%)
Genzyme Corp. *	187,635	15,177,795
Medarex, Inc. *	212,175	1,372,772

		16,550,567

Capital Markets (5.6%)
Bank of New York Mellon Corp. (The)	347,505	11,321,713
Charles Schwab Corp. (The)	363,325	9,446,450

		20,768,163

Commercial Services & Supplies (2.3%)
Manpower, Inc.	194,335	8,387,499

Consumer Finance (2.8%)
American Express Co.	289,460	10,255,568

Diversified Financial Services (1.8%)
IntercontinentalExchange, Inc. *	83,410	6,729,519

Electronic Equipment & Instruments (9.0%)
Anixter International, Inc. *	296,600	17,650,666
National Instruments Corp.	509,815	15,319,941

		32,970,607

Energy Equipment & Services (2.5%)
Smith International, Inc.	159,415	9,348,096

Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	256,255	6,506,314

Industrial Conglomerate (3.0%)
3M Co.	158,690	10,840,114

Insurance (6.6%)
Progressive Corp. (The)	690,145	12,008,523
Willis Group Holdings Ltd.	382,790	12,348,805

		24,357,328

Life Sciences Tools & Services (1.0%)
Millipore Corp. *	53,665	3,692,152

Machinery (4.2%)
Danaher Corp.	220,860	15,327,684

Media (16.1%)
Comcast Corp., Special Class A	910,880	17,962,553
Liberty Global, Inc., Class A *	357,760	10,840,128
Liberty Global, Inc., Series C *	61,240	1,720,232
Scripps Networks Interactive, Inc., Class A	474,965	17,245,979
Washington Post Co. (The), Class B	20,970	11,675,257

		59,444,149

Multi-Utility (5.0%)
National Grid PLC (a)	565,241	7,173,604
National Grid PLC ADR — GB	176,889	11,359,812

		18,533,416

Oil, Gas & Consumable Fuels (7.2%)
BG Group PLC (a)	454,930	8,249,419
BG Group PLC ADR — GB	520	46,800
Cimarex Energy Co.	163,790	8,010,969
Newfield Exploration Co. *	319,405	10,217,766

		26,524,954

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Pharmaceuticals (1.6%)
Novo Nordisk AS ADR — DK	115,650	$5,921,280
Novo Nordisk AS, Class B (a)	430	22,296

		5,943,576

Real Estate Investment Trusts (4.4%)
General Growth Properties, Inc.	251,060	3,791,006
Weingarten Realty Investors	344,410	12,285,105

		16,076,111

Road & Rail (2.9%)
Canadian National Railway Co.	222,645	10,649,110

Semiconductors & Semiconductor Equipment (7.8%)
Altera Corp.	872,020	18,033,374
Texas Instruments, Inc.	493,600	10,612,400

		28,645,774

Software (3.0%)
Intuit, Inc. *	351,825	11,121,188

Total Common Stocks		354,734,019

	Principal
	Amount	Value
Repurchase Agreements (2.9%)
CS First Boston, 1.59%, dated 09/30/08, due 10/01/08, repurchase price $10,659,804, collateralized by Treasury Notes and U.S. Government Agency Mortgages ranging 4.50% - 5.50%, maturing 08/15/17 - 09/01/38; total market value of $10,872,520	$10,659,333	10,659,333

Total Investments
(Cost $408,229,358) (b) — 99.2%		365,393,352
Other assets in excess of liabilities — 0.8%		2,982,405

NET ASSETS — 100.0%		$368,375,757

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

DK	Denmark

GB	United Kingdom

JP	Japan
See accompanying notes to statements of investments

Notes to Statement of Investments
As of September 30, 2008, the following Funds had securities with the following value on loan:

	Value of Loaned
	Securities	Value of Collateral
NVIT Nationwide Fund	$35,645,112	$36,575,436	(a	)
NVIT Growth Fund	3,263,894	3,340,919	(b	)
NVIT Government Bond Fund*	49,212,590	50,448,235
Gartmore NVIT Worldwide Leaders Fund	1,835,472	1,969,781
Van Kampen NVIT Comstock Value Fund	6,781,061	6,933,163	(c	)
Van Kampen NVIT Multi Sector Bond Fund**	12,046,399	12,197,618
NVIT Mid Cap Index Fund	32,452,824	33,374,014
NVIT Multi-Manager Small Cap Growth Fund	6,575,475	6,757,291
NVIT Technology and Communications Fund	3,254,965	3,352,395	(d	)
NVIT Health Sciences Fund	216,182	222,283
Gartmore NVIT Emerging Markets Fund***	3,219,180	3,433,359
NVIT S&P 500 Index Fund	52,894,547	54,873,154	(e	)
NVIT Multi-Manager International Value Fund	13,478,258	14,221,658

*	Includes $14,763,517 of collateral in the form of U.S. Government Securities, interest rates ranging from 2.38% to 5.88% and maturity dates ranging from 4/15/11 to 4/1/36.

**	Includes $55,595 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 4.50% and a maturity dates ranging from 8/15/27 to 2/15/36.

***	Includes $1,369,029 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 8.875% and maturity dates ranging from 12/31/08 to 2/15/36.

(a)	Includes $2,348,742 of collateral in the form of cash.

(b)	Includes $20,079 of collateral in the form of cash.

(c)	Includes $59,442 of collateral in the form of cash.

(d)	Includes $18,602 of collateral in the form of cash.

(e)	Includes $836,529 of collateral in the form cash.

Notes to Statement of Investments

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
NVIT Small Cap Index	349,448,162	16,375,930	(82,959,848)	(66,583,918)
NVIT International Index	1,048,348,011	1,514,982	(179,133,892)	(177,618,910)
NVIT Bond Index	1,502,309,488	8,177,944	(47,272,502)	(39,094,558)
NVIT Enhanced Income	215,438,017	404,407	(1,521,504)	(1,117,097)
Gartmore NVIT Developing Markets Fund	252,201,736	1,020,272	(80,192,782)	(79,172,510)
NVIT Nationwide Fund	1,716,629,753	17,393,138	(292,165,719)	(274,772,581)
Nationwide NVIT Growth Fund	154,524,542	3,599,874	(20,448,371)	(16,848,497)
Nationwide NVIT Government Bond Fund	1,425,088,437	18,627,832	(5,602,759)	13,025,073
Nationwide NVIT Money Market Fund	2,617,055,538	—	—	—
Gartmore NVIT Worldwide Leaders Fund	35,506,559	622,284	(4,936,527)	(4,314,243)
J.P. Morgan NVIT Balanced Fund	173,741,352	909,856	(18,748,688)	(17,838,832)
Van Kampen NVIT Comstock Value Fund	270,169,724	3,943,313	(52,252,880)	(48,309,567)
Van Kampen NVIT Multi Sector Bond Fund	232,842,834	7,191,614	(28,293,106)	(21,101,492)
Federated NVIT High Income Bond Fund	198,103,734	390,888	(36,307,260)	(35,916,372)
NVIT Mid Cap Index Fund	1,327,620,993	76,762,118	(223,443,806)	(146,681,688)
Nationwide Mulit-Manager NVIT Small Cap Growth Fund	101,217,180	8,229,957	(8,406,965)	(177,008)
Naitonwide Multi-Manager NVIT Small Company Fund	618,379,184	46,429,765	(113,570,928)	(67,141,163)
Nationwide NVIT Global Technology and Communications Fund	40,894,248	175,188	(7,653,320)	(7,478,132)
Nationwide NVIT Global Health Sciences Fund	71,808,714	1,270,407	(7,527,122)	(6,256,715)
NVIT Nationwide Leaders Fund	24,448,001	27,138	(5,630,015)	(5,602,877)
Gartmore NVIT Emerging Markets Fund	315,050,467	10,478,868	(75,237,367)	(64,758,499)
Gartmore NVIT International Growth Fund	85,981,464	486,496	(10,559,553)	(10,073,057)
Nationwide NVIT U.S. Growth Leaders Fund	47,033,527	647,354	(6,431,263)	(5,783,909)
Gartmore NVIT Global Utilities Fund	42,772,576	206,540	(8,179,792)	(7,973,252)
Nationwide NVIT Global Financial Services Fund	26,811,110	726,426	(4,098,375)	(3,371,949)
Nationwide NVIT Money Market II Fund	351,216,686	—	—	—
Nationwide Multi-Manager NVIT Small Cap Value Fund	413,042,083	16,296,220	(71,334,170)	(55,037,950)
Nationwide NVIT Short Term Bond Fund	77,740,106	96,191	(937,312)	(841,121)
American Funds NVIT Growth	240,500,339	—	(68,586,389)	(68,586,389)
American Funds NVIT Global Growth	131,790,111	—	(31,685,089)	(31,685,089)
American Funds NVIT Asset Allocation	826,612,108	—	(143,344,249)	(143,344,249)
American Funds NVIT Bond	346,418,578	—	(28,153,823)	(28,153,823)
American Funds NVIT Growth-Income	283,487,035	—	(56,931,855)	(56,931,855)
Nationwide NVIT Investor Destinations Aggressive Fund	720,090,177	—	(140,047,532)	(140,047,532)
Nationwide NVIT Investor Destinations Moderately Aggressive Fund	2,308,096,636	—	(391,727,245)	(391,727,245)
Nationwide NVIT Investor Destinations Moderate Fund	2,965,674,813	—	(371,663,304)	(371,663,304)
Nationwide NVIT Investor Destinations Moderately Conservative Fund	828,233,781	—	(77,852,333)	(77,852,333)
Nationwide NVIT Investor Destinations Conservative Fund	362,253,564	—	(18,719,957)	(18,719,957)
NVIT S&P500 Index Fund	2,658,471,356	68,998,241	(505,277,966)	(436,279,725)
Nationwide NVIT Mid Cap Growth Fund	171,568,076	4,381,583	(26,437,093)	(22,055,510)
NVIT International Value Fund	415,405,098	778,469	(109,752,845)	(108,974,376)
Nationwide NVIT Cardinal Aggressive Fund	7,887,928	—	(1,322,456)	(1,322,456)
Nationwide NVIT Cardinal Balanced Fund	95,221,805	—	(7,699,577)	(7,699,577)
Nationwide NVIT Cardinal Capital Appreciation Fund	101,712,210	—	(11,365,756)	(11,365,756)
Nationwide NVIT Cardinal Conservative Fund	33,690,726	—	(1,205,525)	(1,205,525)
Nationwide NVIT Cardinal Moderate Fund	86,546,651	—	(8,504,037)	(8,504,037)
Nationwide NVIT Cardinal Moderately Aggressive Fund	88,733,987	—	(11,286,742)	(11,286,742)
Nationwide NVIT Cardinal Moderately Conservative Fund	27,385,114	—	(1,832,605)	(1,832,605)
NVIT Multi-Manager International Growth Fund	339,174,163	864,727	(50,104,079)	(49,239,352)
NVIT Multi-Manager Large Cap Growth Fund	83,468,307	424,969	(9,323,648)	(8,898,679)
NVIT Multi-Manager Large Cap Value Fund	80,197,597	37,956	(8,006,109)	(7,968,153)
NVIT Multi-Manager Mid Cap Growth Fund	145,821,825	1,268,688	(17,482,768)	(16,214,080)
NVIT Multi-Manager Mid Cap Value Fund	281,177,480	6,331,275	(31,393,795)	(25,062,520)
NVIT Core Bond Fund	75,677,097	350,596	(2,269,895)	(1,919,299)
Van Kampen NVIT Real Estate Fund	7,259,990	170,524	(587,116)	(416,592)
Lehman Brothers NVIT Core Plus Bond Fund	56,755,959	164,612	(1,955,666)	(1,791,054)
Neuberger Berman NVIT Multi Cap Opportunities Fund	1,997,153	11,785	(422,076)	(410,291)
Neuberger Berman NVIT Socially Responsible Fund	408,277,318	2,778,248	(45,662,214)	(42,883,966)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Financial Accounting Standards No. 157

			Level 2 - Other Significant		Level 3 - Significant
	Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
NVIT Nationwide Fund	$1,407,630,478	$—	$34,226,694	$—	$—	$—	$1,441,857,172	$—
NVIT Growth Fund	134,315,197	—	3,360,848	—	—	—	137,676,045	—
NVIT Government Bond Fund	—	—	1,438,113,510	—	—	—	1,438,113,510	—
NVIT Multi-Manager Small Company Fund	462,298,136	—	87,003,773	—	1,936,112	—	551,238,021	—
NVIT Money Market Fund	—	—	2,617,055,538	—	—	—	2,617,055,538	—
NVIT Money Market Fund II	—	—	351,216,686	—	—	—	351,216,686	—
JPMorgan NVIT Balanced Fund	66,365,213	140,455	89,537,307	(30,911)	—	—	155,902,520	109,544
NVIT Mid Cap Growth Fund	145,673,199	—	3,839,367	—	—	—	149,512,566	—
Van Kampen NVIT Comstock Value Fund	207,596,438	—	14,263,719	—	—	—	221,860,157	—
Federated NVIT High Income Bond Fund	44,635	—	162,142,727	—	—	—	162,187,362	—
NVIT S&P500 Index Fund	2,101,564,490	(308,635)	120,627,141	—	—	—	2,222,191,631	(308,635)
Van Kampen NVIT Multi Sector Bond Fund	102	(1,360,674)	211,738,240	203,320	—	—	211,738,342	(1,157,354)
NVIT Multi-Manager Small Cap Value Fund	357,328,509	(181,587)	675,624	—	—	—	358,004,133	(181,587)
NVIT Multi-Manager Small Cap Growth Fund	88,136,496	—	12,903,676	—	—	—	101,040,172	—
Gartmore NVIT Worldwide Leaders Fund	14,508,487	—	16,683,829	—	—	—	31,192,316	—
NVIT Mid Cap Index Fund	1,099,872,046	(291,839)	81,067,259	—	—	—	1,180,939,305	(291,839)
NVIT Technology and Communications Fund	25,964,490	—	7,451,626	—	—	—	33,416,116	—
NVIT Health Sciences Fund	65,329,716	—	222,283	—	—	—	65,551,999	—
NVIT Nationwide Leaders Fund	18,845,124	—	—	—	—	—	18,845,124	—
Gartmore NVIT Emerging Markets Fund	57,017,586	—	193,274,382	—	—	—	250,291,968	—
Gartmore NVIT International Equity Fund	11,079,689	—	64,828,718	—	—	—	75,908,407	—
NVIT Multi-Manager International Value Fund	15,026,544	—	291,404,178	(739,269)	—	—	306,430,722	(739,269)
NVIT Investor Destinations Aggressive Fund	580,042,645	—	—	—	—	—	580,042,645	—
NVIT Investor Destinations Moderately Aggressive Fund	1,916,369,391	—	—	—	—	—	1,916,369,391	—
NVIT Investor Destinations Moderate Fund	2,594,011,509	—	—	—	—	—	2,594,011,509	—
NVIT Investor Destinations Moderately Conservative Fund	750,381,448	—	—	—	—	—	750,381,448	—
NVIT Investor Destinations Conservative Fund	343,533,607	—	—	—	—	—	343,533,607	—
NVIT U.S. Growth Leaders Fund	41,249,618	—	—	—	—	—	41,249,618	—
Gartmore NVIT Global Utilities Fund	11,291,398	—	23,507,926	—	—	—	34,799,324	—
NVIT Global Financial Services Fund	11,285,069	—	12,154,092	—	—	—	23,439,161	—
Gartmore NVIT Developing Markets Fund	36,853,640	—	136,175,586	—	—	—	173,029,226	—
American Funds NVIT Growth Fund	171,913,950	—	—	—	—	—	171,913,950	—
American Funds NVIT Growth-Income Fund	226,555,180	—	—	—	—	—	226,555,180	—
American Funds NVIT Global Growth Fund	100,105,022	—	—	—	—	—	100,105,022	—
American Funds NVIT Asset Allocation Fund	683,267,859	—	—	—	—	—	683,267,859	—
American Funds NVIT Bond Fund	318,264,755	—	—	—	—	—	318,264,755	—
NVIT Bond Index	—	—	1,463,214,930	—	—	—	1,463,214,930	—
NVIT Enhanced Income	—	—	214,320,920	—	—	—	214,320,920	—
NVIT International Index	3,945,223	(245,934)	866,783,878	(172,113)	—	—	870,729,101	(418,047)
NVIT Small Cap Index	282,864,244	(160,578)	—	—	—	—	282,864,244	(160,578)
NVIT Short Term Bond Fund	—	—	76,898,985	—	—	—	76,898,985	—
NVIT Cardinal Aggressive Fund	6,565,472	—	—	—	—	—	6,565,472	—
NVIT Cardinal Balanced Fund	87,522,228	—	—	—	—	—	87,522,228	—
NVIT Cardinal Capital Appreciation Fund	90,346,454	—	—	—	—	—	90,346,454	—
NVIT Cardinal Conservative Fund	32,485,201	—	—	—	—	—	32,485,201	—
NVIT Cardinal Moderate Fund	78,042,614	—	—	—	—	—	78,042,614	—
NVIT Cardinal Moderately Aggressive Fund	77,447,245	—	—	—	—	—	77,447,245	—
NVIT Cardinal Moderately Conservative Fund	25,552,509	—	—	—	—	—	25,552,509	—
NVIT Multi-Manager International Growth Fund	70,114,242	—	219,820,569	—	—	—	289,934,811	—
NVIT Multi-Manager Large Cap Growth Fund	64,933,057	11,664	9,636,571	—	—	—	74,569,628	11,664
NVIT Multi-Manager Large Cap Value Fund	68,172,307	(6,265)	4,057,137	10,145	—	—	72,229,444	3,880
NVIT Multi-Manager Mid Cap Growth Fund	120,237,665	—	9,370,080	—	—	—	129,607,745	—
NVIT Multi-Manager Mid Cap Value Fund	248,634,699	—	7,480,261	—	—	—	256,114,960	—
NVIT Core Bond Fund	—	—	73,757,798	—	—	—	73,757,798	—
Van Kampen NVIT Real Estate Fund	6,751,577	—	91,821	—	—	—	6,843,398	—
Lehman Brothers NVIT Core Plus Bond Fund	—	—	54,964,905	—	—	—	54,964,905	—
Neuberger Berman NVIT Multi Cap Opportunities Fund	1,557,912	—	28,950	—	—	—	1,586,862	—
Neuberger Berman NVIT Socially Responsible Fund	339,241,899	—	26,151,453	—	—	—	365,393,352	—

Total	$15,668,136,214	$(2,403,393)	$9,000,052,987	$(728,828)	$1,936,112	$—	$24,670,125,313	$(3,132,221)

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	NVIT Multi-Manager Small		Federated NVIT High
	Company Fund		Income Bond
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*
Balance as of 12/31/2007	$584,294	$—	$2	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	537,550	—	(2)	—
Net Purchase / (Sales)	814,268	—	—	—
Transfers In / (Out) of Level 3	—	—	—	—

Balance as of 9/30/2008	$1,936,112	$—	$—	$—

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	December 1, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	December 1, 2008

By (Signature and Title)*	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	December 1, 2008

*	Print the name and title of each signing officer under his or her signature.